Filed with the Securities and Exchange Commission on December 13, 2017
REGISTRATION NO. 333-130989
INVESTMENT COMPANY ACT NO. 811-07325
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 44
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 165
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PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)
PRUCO LIFE INSURANCE COMPANY
(Name of Depositor)
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-7333
(Address and telephone number of Depositor's principal executive offices)
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J. MICHAEL LOW, ESQ
C/O KUTAK ROCK LLP
8601 NORTH SCOTTSDALE ROAD, SUITE 300
SCOTTSDALE, ARIZONA 85253-2738
(480) 429-4874
(Name, address and telephone number of agent for service)
COPIES TO:
DOUGLAS E. SCULLY
VICE PRESIDENT
PRUCO LIFE INSURANCE COMPANY
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 925-6960
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on December 28, 2017 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[ ] on______ pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.

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EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 44 to Registration Statement No. 333-130989 for the purpose of including in the Registration Statement a Prospectus supplement, a revised Statement of Additional Information, including financial statements filed therewith, and Part C. This Post-Effective Amendment No. 44 incorporates by reference the prospectus dated May 1, 2017, contained in Part A of Post-Effective Amendment No. 43 filed on April 6, 2017.

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PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

Supplement dated December 28, 2017
to Prospectuses dated May 1, 2017

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information. Please check your Annuity Prospectus to determine which of the following changes affect the Annuity that you own. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.

This Supplement describes a new portfolio of Advanced Series Trust (“AST”). In addition, effective on or about January 2, 2018, the AST Bond Portfolio 2017 will be closed and liquidated and, as a result, all references to the AST Bond Portfolio 2017 will be deleted from the Prospectus.

New AST Portfolio

AST Bond Portfolio 2029 (the “Portfolio”). Effective on or about January 2, 2018, the Portfolio will be added to your Annuity as a new variable investment option. Please note, however, that the Portfolio is not available for the allocation of Purchase Payments or for transfers – either incoming or outgoing. Instead, if a Contract owner selects certain optional living benefits under their Contract, the Contract owner’s account value may be allocated to and from the Portfolio in accordance with a nondiscretionary mathematical formula under the Contract. The inside front cover of the Prospectus is hereby amended to include the name of this new Portfolio under “Investment Options”.

In conjunction with the changes described above, the table captioned “Underlying Mutual Fund Portfolio Annual Expenses” in the “Summary of Contract Fees and Charges” section of the Prospectus is revised to add the following information:

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average net assets of the underlying Portfolios)

FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST Bond Portfolio 2029[1]	0.47%	0.08%[2]	0.25%	0.00%	0.00%	0.00%	0.80%	0.00%	0.80%

[1]	The Portfolio will commence operations on or about January 2, 2018.

[2]
Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated. Estimate based in part on assumed average daily net assets of $200 million for the Portfolio for the fiscal period ending December 31, 2018.

GENPRODSUP4

In the “Investment Options” section of the Prospectus, we add the following summary description for the Portfolio to the table below as follows:

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST Bond Portfolio 2029	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

GENPRODSUP4

PART B
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2017, as supplemented December 28, 2017
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
VARIABLE ANNUITY CONTRACTS
The Prudential Premier® Variable Annuity B SeriesSM ("B Series") Prudential Premier® Variable Annuity L SeriesSM ("L Series") and Prudential Premier® Variable Annuity X SeriesSM ("X Series") annuity contracts (the "Annuities" or the "Annuity") are individual variable annuity contracts issued by Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the "Account"). Each Annuity could be purchased by making an initial purchase payment of $10,000 or more (except for the B Series, which has a $1,000 minimum initial purchase payment). With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.
This Statement of Additional Information is not a prospectus and should be read in conjunction with the B Series, the L Series and the X Series prospectus dated May 1, 2017, as supplemented December 28, 2017. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.
TABLE OF CONTENTS

PAGE
Company	2
Experts	2
Principal Underwriter	2
Payments Made to Promote Sale of Our Products	2
Cyber Security Risk	3
Determination of Accumulation Unit Values	3
Separate Account Financial Information	A1
Company Financial Information	B1
Pruco Life Insurance Company 213 Washington Street Newark, NY 07102-2992	Prudential Annuity Service Center P.O. Box 7960 Philadelphia, PA 19176 Newark, NY 07102-2992 Telephone: (888) Pru-2888
The Prudential Premier® Variable Annuity B SeriesSM, Prudential Premier® Variable Annuity L SeriesSM, and Prudential Premier® Variable Annuity X SeriesSM are service marks of The Prudential Insurance Company of America.

COMPANY
Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company organized in 1971 under the laws of the State of Arizona. Pruco Life is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York.
Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is a direct wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.
EXPERTS
The consolidated financial statements of Pruco Life Insurance Company and its subsidiaries as of December 31, 2016 and 2015 and for each of the three years in the period ended December 31, 2016 and the financial statements of Pruco Life Flexible Premium Variable Annuity Account as of December 31, 2016 and for each of the periods presented included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
PRINCIPAL UNDERWRITER
Prudential Annuities Distributors, Inc. ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, offers each Annuity on a continuous basis in those states in which annuities may be lawfully sold. It may offer the Annuities through licensed insurance producers, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.
With respect to all individual annuities issued by Pruco Life, PAD received commissions of $708,725,705.69, $697,921,302.44 and $773,337,473 in 2016, 2015, and 2014, respectively. PAD retained none of those commissions.
As discussed in the prospectus, Pruco Life pays commissions to broker/dealers that sell the Annuities according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life may pay trail commissions to selling firms to pay its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuities and the amount of time that the Annuities have been in effect.
PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS
In an effort to promote the sale of our products (which may include the placement of Pruco Life and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may pay certain broker-dealers cash compensation in the form of: commissions according to one or more schedules; percentage payments based on “Assets Under Management” (total assets”) subject to certain criteria in certain Pruco Life products; and/or percentage payments based on the total amount of money received as purchase payments under Pruco Life annuity products sold through the broker-dealer.
In addition, we, or PAD, may pay non-cash compensation to broker-dealer firms. These non-cash compensation payments may include but are not limited to payment for: training of sales personnel; marketing and administrative services; educating customers of the firm on each Annuity's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support and providing expedited marketing compliance approval. We, and/or PAD, also may compensate third-party vendors, for services that such vendors render to broker-dealer firms.
Additional examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. To the extent permitted by FINRA rules and other applicable laws and regulations, we, or PAD, may also pay or allow other promotional incentives or payments in other forms of non-cash compensation (e.g., gifts, occasional meals and entertainment, sponsorship of due diligence events). Under certain circumstances, Portfolio advisers/subadvisers or other organizations with which we do business (“entities”) may also receive incidental non-cash compensation, such as meals and nominal gifts. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.
The lists in the prospectus includes the names of the firms and entities that we are aware (as of December 31, 2016) received payment with respect to annuity business during 2016 (or as to which a payment amount was accrued during 2016). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.
During 2016, non-cash compensation received by Firms and Entities ranged from $27.78 to $602,264.01. During 2016, cash compensation received by Firms ranged from $71.45 to $9,137,323.40.
CYBER SECURITY RISK
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Pruco Life is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Pruco Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Annuity, but also with entities operating the Annuity’s underlying funds and with third-party service providers to Pruco Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Annuity may cause significant disruptions in the business operations related to the Annuity. Potential impacts may include, but are not limited to, potential financial losses under the Annuity, your inability to conduct transactions under the Annuity and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Annuity and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Pruco Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Pruco Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Pruco Life in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although Pruco Life, our service providers, and the underlying funds offered under the Annuity may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Pruco Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
DETERMINATION OF ACCUMULATION UNIT VALUES
The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each subaccount will be determined by multiplying the value of a Unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for that day by the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. The value of the assets of a subaccount is determined by multiplying the number of shares of Advanced Series Trust (the "Trust") or other fund held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Trust or other fund but not yet paid.
As we have indicated in the prospectus, each Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature. In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of charges. Here, we set out the remaining historical unit values.

PREMIER B SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With only HD GRO (1.50%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$10.72335	$7.63028	2,766,485
01/01/2009 to 12/31/2009	$7.63028	$9.34859	14,904,372
01/01/2010 to 12/31/2010	$9.34859	$10.31243	20,023,823
01/01/2011 to 12/31/2011	$10.31243	$9.89009	15,924,672
01/01/2012 to 12/31/2012	$9.89009	$10.96824	17,989,522
01/01/2013 to 12/31/2013	$10.96824	$11.88394	16,308,571
01/01/2014 to 12/31/2014	$11.88394	$12.15543	14,221,492
01/01/2015 to 12/31/2015	$12.15543	$11.59033	11,372,054
01/01/2016 to 12/31/2016	$11.59033	$12.14292	9,922,643
AST Advanced Strategies Portfolio
01/28/2008 to 12/31/2008	$10.83756	$7.83651	1,736,431
01/01/2009 to 12/31/2009	$7.83651	$9.74357	9,538,287
01/01/2010 to 12/31/2010	$9.74357	$10.91538	12,264,550
01/01/2011 to 12/31/2011	$10.91538	$10.76640	10,002,302
01/01/2012 to 12/31/2012	$10.76640	$12.05491	11,353,527
01/01/2013 to 12/31/2013	$12.05491	$13.84312	11,185,176
01/01/2014 to 12/31/2014	$13.84312	$14.47156	10,251,150
01/01/2015 to 12/31/2015	$14.47156	$14.37216	9,379,704
01/01/2016 to 12/31/2016	$14.37216	$15.16654	8,705,608
AST American Century Income & Growth Portfolio
01/28/2008 to 12/31/2008	$10.07540	$6.98402	66,054
01/01/2009 to 12/31/2009	$6.98402	$8.10380	370,098
01/01/2010 to 12/31/2010	$8.10380	$9.08951	533,317
01/01/2011 to 12/31/2011	$9.08951	$9.27515	365,511
01/01/2012 to 05/04/2012	$9.27515	$10.08400	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99878	$11.65113	0
01/01/2014 to 12/31/2014	$11.65113	$12.99059	0
01/01/2015 to 12/31/2015	$12.99059	$13.01962	0
01/01/2016 to 12/31/2016	$13.01962	$14.20056	0
AST Balanced Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$10.80042	$7.93788	3,217,125
01/01/2009 to 12/31/2009	$7.93788	$9.64261	22,396,485
01/01/2010 to 12/31/2010	$9.64261	$10.66999	27,481,570
01/01/2011 to 12/31/2011	$10.66999	$10.38471	23,079,991
01/01/2012 to 12/31/2012	$10.38471	$11.50742	25,587,449
01/01/2013 to 12/31/2013	$11.50742	$13.33818	24,454,242
01/01/2014 to 12/31/2014	$13.33818	$13.99825	21,907,395
01/01/2015 to 12/31/2015	$13.99825	$13.85704	19,925,529
01/01/2016 to 12/31/2016	$13.85704	$14.51251	18,448,581
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99878	$9.17771	355,070
01/01/2012 to 12/31/2012	$9.17771	$10.11758	779,818
01/01/2013 to 12/31/2013	$10.11758	$11.04981	819,691
01/01/2014 to 12/31/2014	$11.04981	$11.41945	715,339
01/01/2015 to 12/31/2015	$11.41945	$10.91317	618,659
01/01/2016 to 12/31/2016	$10.91317	$11.50063	520,952

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99878	$10.51269	16,207
01/01/2014 to 12/31/2014	$10.51269	$10.72788	78,980
01/01/2015 to 12/31/2015	$10.72788	$10.59820	87,351
01/01/2016 to 12/31/2016	$10.59820	$11.10472	119,638
AST BlackRock Low Duration Bond Portfolio
01/28/2008 to 12/31/2008	$11.01241	$10.67302	59,628
01/01/2009 to 12/31/2009	$10.67302	$11.59095	265,994
01/01/2010 to 12/31/2010	$11.59095	$11.86479	299,753
01/01/2011 to 12/31/2011	$11.86479	$11.95240	258,790
01/01/2012 to 12/31/2012	$11.95240	$12.32842	309,319
01/01/2013 to 12/31/2013	$12.32842	$11.88219	294,666
01/01/2014 to 12/31/2014	$11.88219	$11.69537	230,013
01/01/2015 to 12/31/2015	$11.69537	$11.57819	206,218
01/01/2016 to 12/31/2016	$11.57819	$11.59452	189,534
AST BlackRock/Loomis Sayles Bond Portfolio
01/28/2008 to 12/31/2008	$11.29409	$10.59906	357,774
01/01/2009 to 12/31/2009	$10.59906	$12.16820	3,220,380
01/01/2010 to 12/31/2010	$12.16820	$12.91362	4,925,040
01/01/2011 to 12/31/2011	$12.91362	$13.12736	3,845,025
01/01/2012 to 12/31/2012	$13.12736	$14.13877	4,825,223
01/01/2013 to 12/31/2013	$14.13877	$13.67387	4,663,978
01/01/2014 to 12/31/2014	$13.67387	$14.04184	4,067,015
01/01/2015 to 12/31/2015	$14.04184	$13.54264	3,551,744
01/01/2016 to 12/31/2016	$13.54264	$13.90703	3,315,958
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$9.99918	$9.40889	0
01/01/2010 to 12/31/2010	$9.40889	$10.25033	0
01/01/2011 to 12/31/2011	$10.25033	$11.07246	0
01/01/2012 to 12/31/2012	$11.07246	$11.36301	0
01/01/2013 to 12/31/2013	$11.36301	$11.11802	0
01/01/2014 to 12/31/2014	$11.11802	$11.00465	0
01/01/2015 to 12/31/2015	$11.00465	$10.81715	0
01/01/2016 to 12/31/2016	$10.81715	$10.70665	0
AST Bond Portfolio 2018
01/28/2008* to 12/31/2008	$9.99878	$12.07153	399,857
01/01/2009 to 12/31/2009	$12.07153	$11.17358	478,751
01/01/2010 to 12/31/2010	$11.17358	$12.23975	293,900
01/01/2011 to 12/31/2011	$12.23975	$13.69665	187,601
01/01/2012 to 12/31/2012	$13.69665	$14.26532	152,906
01/01/2013 to 12/31/2013	$14.26532	$13.61286	157,620
01/01/2014 to 12/31/2014	$13.61286	$13.76870	148,387
01/01/2015 to 12/31/2015	$13.76870	$13.67519	108,711
01/01/2016 to 12/31/2016	$13.67519	$13.69040	93,005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2019
01/28/2008* to 12/31/2008	$9.99878	$12.14063	317,926
01/01/2009 to 12/31/2009	$12.14063	$11.04013	336,072
01/01/2010 to 12/31/2010	$11.04013	$12.11276	292,341
01/01/2011 to 12/31/2011	$12.11276	$13.84010	214,577
01/01/2012 to 12/31/2012	$13.84010	$14.43421	164,367
01/01/2013 to 12/31/2013	$14.43421	$13.53379	120,711
01/01/2014 to 12/31/2014	$13.53379	$13.90241	75,249
01/01/2015 to 12/31/2015	$13.90241	$13.84356	63,466
01/01/2016 to 12/31/2016	$13.84356	$13.83673	57,958
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99918	$8.81766	6,387
01/01/2010 to 12/31/2010	$8.81766	$9.71629	506,289
01/01/2011 to 12/31/2011	$9.71629	$11.36070	62,776
01/01/2012 to 12/31/2012	$11.36070	$11.89987	5,861
01/01/2013 to 12/31/2013	$11.89987	$10.96015	0
01/01/2014 to 12/31/2014	$10.96015	$11.46321	1,819
01/01/2015 to 12/31/2015	$11.46321	$11.46618	0
01/01/2016 to 12/31/2016	$11.46618	$11.51804	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99837	$11.04436	525,471
01/01/2011 to 12/31/2011	$11.04436	$13.09020	329,913
01/01/2012 to 12/31/2012	$13.09020	$13.77270	67,097
01/01/2013 to 12/31/2013	$13.77270	$12.61919	0
01/01/2014 to 12/31/2014	$12.61919	$13.38762	0
01/01/2015 to 12/31/2015	$13.38762	$13.42495	0
01/01/2016 to 12/31/2016	$13.42495	$13.49583	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99878	$12.05974	583,275
01/01/2012 to 12/31/2012	$12.05974	$12.57598	669,329
01/01/2013 to 12/31/2013	$12.57598	$11.18264	63,799
01/01/2014 to 12/31/2014	$11.18264	$12.15987	65,539
01/01/2015 to 12/31/2015	$12.15987	$12.23132	41,048
01/01/2016 to 12/31/2016	$12.23132	$12.27109	31,104
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99837	$10.43318	323,509
01/01/2013 to 12/31/2013	$10.43318	$9.23062	1,472,763
01/01/2014 to 12/31/2014	$9.23062	$10.24182	608,207
01/01/2015 to 12/31/2015	$10.24182	$10.36365	90,639
01/01/2016 to 12/31/2016	$10.36365	$10.40585	57,345
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99918	$8.77825	596,739
01/01/2014 to 12/31/2014	$8.77825	$9.91050	459,608
01/01/2015 to 12/31/2015	$9.91050	$10.04131	38,037
01/01/2016 to 12/31/2016	$10.04131	$10.08170	35,912
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99918	$11.34002	216,814
01/01/2015 to 12/31/2015	$11.34002	$11.39568	1,031,670
01/01/2016 to 12/31/2016	$11.39568	$11.50507	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99918	$9.97043	192,968
01/01/2016 to 12/31/2016	$9.97043	$10.02734	773,650
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99837	$9.91175	807,533

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14555	$10.30277	4,566
01/01/2010 to 12/31/2010	$10.30277	$11.54366	37,715
01/01/2011 to 12/31/2011	$11.54366	$10.70544	34,557
01/01/2012 to 12/31/2012	$10.70544	$11.94282	52,303
01/01/2013 to 12/31/2013	$11.94282	$15.46451	58,033
01/01/2014 to 12/31/2014	$15.46451	$16.80005	69,183
01/01/2015 to 12/31/2015	$16.80005	$15.76304	54,169
01/01/2016 to 12/31/2016	$15.76304	$17.66522	84,527
AST Capital Growth Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$10.70042	$7.35768	3,324,007
01/01/2009 to 12/31/2009	$7.35768	$9.08512	27,766,949
01/01/2010 to 12/31/2010	$9.08512	$10.14802	35,672,651
01/01/2011 to 12/31/2011	$10.14802	$9.75559	25,060,857
01/01/2012 to 12/31/2012	$9.75559	$10.93015	30,373,528
01/01/2013 to 12/31/2013	$10.93015	$13.21096	32,827,447
01/01/2014 to 12/31/2014	$13.21096	$13.92614	31,699,219
01/01/2015 to 12/31/2015	$13.92614	$13.79354	30,120,047
01/01/2016 to 12/31/2016	$13.79354	$14.51907	28,246,379
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99878	$11.68047	98,712
01/01/2014 to 12/31/2014	$11.68047	$13.07408	154,792
01/01/2015 to 12/31/2015	$13.07408	$12.42078	137,382
01/01/2016 to 12/31/2016	$12.42078	$14.06027	189,033
AST Cohen & Steers Realty Portfolio
01/28/2008 to 12/31/2008	$9.59840	$6.12347	21,438
01/01/2009 to 12/31/2009	$6.12347	$7.95926	200,555
01/01/2010 to 12/31/2010	$7.95926	$10.09166	270,184
01/01/2011 to 12/31/2011	$10.09166	$10.59795	176,026
01/01/2012 to 12/31/2012	$10.59795	$12.04361	227,716
01/01/2013 to 12/31/2013	$12.04361	$12.23736	212,823
01/01/2014 to 12/31/2014	$12.23736	$15.78363	196,150
01/01/2015 to 12/31/2015	$15.78363	$16.30367	165,486
01/01/2016 to 12/31/2016	$16.30367	$16.83665	176,549
AST DeAm Small-Cap Value Portfolio
01/28/2008 to 07/18/2008	$7.94983	$7.77774	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99878	$9.70095	23,559
01/01/2014 to 12/31/2014	$9.70095	$10.04521	93,165
01/01/2015 to 12/31/2015	$10.04521	$9.88712	173,078
01/01/2016 to 12/31/2016	$9.88712	$10.18640	188,654
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10365	$7.51563	101,423
01/01/2009 to 12/31/2009	$7.51563	$8.97650	2,014,143
01/01/2010 to 12/31/2010	$8.97650	$10.02218	2,650,510
01/01/2011 to 12/31/2011	$10.02218	$9.63018	2,170,558
01/01/2012 to 12/31/2012	$9.63018	$10.78143	2,777,643
01/01/2013 to 12/31/2013	$10.78143	$12.66415	3,256,432
01/01/2014 to 12/31/2014	$12.66415	$13.19051	3,467,589
01/01/2015 to 10/16/2015	$13.19051	$13.17613	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST FI Pyramis® Quantitative Portfolio
01/28/2008 to 12/31/2008	$10.75357	$7.27517	652,738
01/01/2009 to 12/31/2009	$7.27517	$8.87719	4,414,396
01/01/2010 to 12/31/2010	$8.87719	$10.00230	5,646,340
01/01/2011 to 12/31/2011	$10.00230	$9.70641	4,475,561
01/01/2012 to 12/31/2012	$9.70641	$10.57978	5,341,343
01/01/2013 to 12/31/2013	$10.57978	$11.96203	5,239,113
01/01/2014 to 12/31/2014	$11.96203	$12.15669	4,896,462
01/01/2015 to 12/31/2015	$12.15669	$12.09568	4,618,542
01/01/2016 to 12/31/2016	$12.09568	$12.42414	4,044,105
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99878	$7.47907	140,683
01/01/2009 to 11/13/2009	$7.47907	$8.37764	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99878	$10.76085	12,091,050
01/01/2013 to 12/31/2013	$10.76085	$13.19628	12,343,286
01/01/2014 to 12/31/2014	$13.19628	$13.41442	10,957,355
01/01/2015 to 10/16/2015	$13.41442	$12.87129	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99878	$10.82956	621,996
01/01/2014 to 12/31/2014	$10.82956	$10.94259	1,019,707
01/01/2015 to 10/16/2015	$10.94259	$10.45934	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17546	$6.11844	4,684
01/01/2009 to 12/31/2009	$6.11844	$8.14381	88,087
01/01/2010 to 12/31/2010	$8.14381	$9.64413	130,111
01/01/2011 to 12/31/2011	$9.64413	$9.02305	99,845
01/01/2012 to 12/31/2012	$9.02305	$11.27234	131,505
01/01/2013 to 12/31/2013	$11.27234	$11.58862	135,181
01/01/2014 to 12/31/2014	$11.58862	$13.00698	112,616
01/01/2015 to 12/31/2015	$13.00698	$12.80324	98,890
01/01/2016 to 12/31/2016	$12.80324	$12.72730	88,320
AST Goldman Sachs Concentrated Growth Portfolio
01/28/2008 to 12/31/2008	$10.30860	$6.78433	30,727
01/01/2009 to 12/31/2009	$6.78433	$9.98592	303,957
01/01/2010 to 12/31/2010	$9.98592	$10.85057	740,197
01/01/2011 to 12/31/2011	$10.85057	$10.26731	440,783
01/01/2012 to 12/31/2012	$10.26731	$12.11480	489,424
01/01/2013 to 12/31/2013	$12.11480	$15.48538	471,137
01/01/2014 to 02/07/2014	$15.48538	$15.23688	0
AST Goldman Sachs Large-Cap Value Portfolio
01/28/2008 to 12/31/2008	$10.61253	$6.68664	30,819
01/01/2009 to 12/31/2009	$6.68664	$7.85195	532,951
01/01/2010 to 12/31/2010	$7.85195	$8.73274	879,907
01/01/2011 to 12/31/2011	$8.73274	$8.12897	615,982
01/01/2012 to 12/31/2012	$8.12897	$9.58378	974,497
01/01/2013 to 12/31/2013	$9.58378	$12.60920	1,134,305
01/01/2014 to 12/31/2014	$12.60920	$14.05419	1,054,235
01/01/2015 to 12/31/2015	$14.05419	$13.20669	1,433,082
01/01/2016 to 12/31/2016	$13.20669	$14.51376	1,353,907

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$10.49471	$6.77623	32,682
01/01/2009 to 12/31/2009	$6.77623	$10.48781	305,236
01/01/2010 to 12/31/2010	$10.48781	$12.38123	399,189
01/01/2011 to 12/31/2011	$12.38123	$11.83537	322,143
01/01/2012 to 12/31/2012	$11.83537	$13.94732	410,445
01/01/2013 to 12/31/2013	$13.94732	$18.16471	488,775
01/01/2014 to 12/31/2014	$18.16471	$19.95920	409,983
01/01/2015 to 12/31/2015	$19.95920	$18.54623	821,979
01/01/2016 to 12/31/2016	$18.54623	$18.57328	778,939
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08932	$7.62474	322,770
01/01/2009 to 12/31/2009	$7.62474	$9.26866	5,059,393
01/01/2010 to 12/31/2010	$9.26866	$10.19072	6,648,858
01/01/2011 to 12/31/2011	$10.19072	$9.98931	5,817,980
01/01/2012 to 12/31/2012	$9.98931	$10.83837	6,410,498
01/01/2013 to 12/31/2013	$10.83837	$11.72689	5,935,357
01/01/2014 to 12/31/2014	$11.72689	$12.02047	5,116,636
01/01/2015 to 12/31/2015	$12.02047	$11.73512	4,512,533
01/01/2016 to 12/31/2016	$11.73512	$12.16975	4,043,171
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03366	$7.64561	7,451
01/01/2009 to 12/31/2009	$7.64561	$9.55496	324,086
01/01/2010 to 12/31/2010	$9.55496	$11.93357	460,281
01/01/2011 to 12/31/2011	$11.93357	$11.91052	322,577
01/01/2012 to 12/31/2012	$11.91052	$13.57541	479,630
01/01/2013 to 12/31/2013	$13.57541	$18.56597	528,738
01/01/2014 to 12/31/2014	$18.56597	$19.60819	463,565
01/01/2015 to 12/31/2015	$19.60819	$18.25699	461,060
01/01/2016 to 12/31/2016	$18.25699	$22.36098	423,998
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
01/28/2008 to 12/31/2008	$10.58626	$10.66843	910,801
01/01/2009 to 12/31/2009	$10.66843	$10.53641	1,680,232
01/01/2010 to 12/31/2010	$10.53641	$10.38330	1,553,217
01/01/2011 to 12/31/2011	$10.38330	$10.23237	2,091,652
01/01/2012 to 12/31/2012	$10.23237	$10.08177	1,797,133
01/01/2013 to 12/31/2013	$10.08177	$9.93241	1,240,359
01/01/2014 to 12/31/2014	$9.93241	$9.78601	1,247,583
01/01/2015 to 12/31/2015	$9.78601	$9.64125	1,415,302
01/01/2016 to 12/31/2016	$9.64125	$9.49902	1,495,362

AST High Yield Portfolio
01/28/2008 to 12/31/2008	$10.57290	$7.83540	8,093
01/01/2009 to 12/31/2009	$7.83540	$10.46419	176,700
01/01/2010 to 12/31/2010	$10.46419	$11.70145	234,276
01/01/2011 to 12/31/2011	$11.70145	$11.89455	199,952
01/01/2012 to 12/31/2012	$11.89455	$13.34449	291,634
01/01/2013 to 12/31/2013	$13.34449	$14.09138	297,962
01/01/2014 to 12/31/2014	$14.09138	$14.23830	222,492
01/01/2015 to 12/31/2015	$14.23830	$13.52798	183,724
01/01/2016 to 12/31/2016	$13.52798	$15.38063	190,420

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
01/28/2008 to 12/31/2008	$9.97191	$6.07526	22,542
01/01/2009 to 12/31/2009	$6.07526	$7.14882	156,512
01/01/2010 to 12/31/2010	$7.14882	$7.97004	244,613
01/01/2011 to 12/31/2011	$7.97004	$7.52387	188,784
01/01/2012 to 12/31/2012	$7.52387	$8.66421	213,275
01/01/2013 to 12/31/2013	$8.66421	$11.93878	306,610
01/01/2014 to 12/31/2014	$11.93878	$13.37925	277,994
01/01/2015 to 12/31/2015	$13.37925	$12.14865	320,002
01/01/2016 to 12/31/2016	$12.14865	$14.34970	338,351
AST International Growth Portfolio
01/28/2008 to 12/31/2008	$11.10512	$6.10680	45,666
01/01/2009 to 12/31/2009	$6.10680	$8.13975	275,645
01/01/2010 to 12/31/2010	$8.13975	$9.18212	442,472
01/01/2011 to 12/31/2011	$9.18212	$7.87741	337,483
01/01/2012 to 12/31/2012	$7.87741	$9.34153	410,303
01/01/2013 to 12/31/2013	$9.34153	$10.95737	469,523
01/01/2014 to 12/31/2014	$10.95737	$10.19900	405,674
01/01/2015 to 12/31/2015	$10.19900	$10.36453	359,224
01/01/2016 to 12/31/2016	$10.36453	$9.82585	327,330
AST International Value Portfolio
01/28/2008 to 12/31/2008	$11.27851	$6.96767	31,240
01/01/2009 to 12/31/2009	$6.96767	$8.95840	130,344
01/01/2010 to 12/31/2010	$8.95840	$9.80419	240,306
01/01/2011 to 12/31/2011	$9.80419	$8.44724	200,202
01/01/2012 to 12/31/2012	$8.44724	$9.71020	254,409
01/01/2013 to 12/31/2013	$9.71020	$11.42914	284,174
01/01/2014 to 12/31/2014	$11.42914	$10.50540	249,471
01/01/2015 to 12/31/2015	$10.50540	$10.43464	228,196
01/01/2016 to 12/31/2016	$10.43464	$10.34040	213,600
AST Investment Grade Bond Portfolio
01/28/2008* to 12/31/2008	$9.99878	$10.74996	15,047,593
01/01/2009 to 12/31/2009	$10.74996	$11.78825	5,242,501
01/01/2010 to 12/31/2010	$11.78825	$12.86966	2,748,857
01/01/2011 to 12/31/2011	$12.86966	$14.25768	34,923,213
01/01/2012 to 12/31/2012	$14.25768	$15.36736	12,638,173
01/01/2013 to 12/31/2013	$15.36736	$14.65847	3,636,513
01/01/2014 to 12/31/2014	$14.65847	$15.41357	3,407,021
01/01/2015 to 12/31/2015	$15.41357	$15.36389	8,733,173
01/01/2016 to 12/31/2016	$15.36389	$15.77368	9,594,099
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11184	$7.14813	315,470
01/01/2009 to 12/31/2009	$7.14813	$8.92055	5,017,948
01/01/2010 to 12/31/2010	$8.92055	$10.00306	6,889,635
01/01/2011 to 12/31/2011	$10.00306	$9.79933	5,414,890
01/01/2012 to 12/31/2012	$9.79933	$10.96573	6,450,220
01/01/2013 to 12/31/2013	$10.96573	$12.56267	6,362,979
01/01/2014 to 12/31/2014	$12.56267	$13.16471	5,746,809
01/01/2015 to 12/31/2015	$13.16471	$12.83436	5,208,907
01/01/2016 to 12/31/2016	$12.83436	$13.30473	4,782,392

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/28/2008 to 12/31/2008	$10.37741	$6.59757	61,851
01/01/2009 to 12/31/2009	$6.59757	$8.83238	655,709
01/01/2010 to 12/31/2010	$8.83238	$9.32582	917,003
01/01/2011 to 12/31/2011	$9.32582	$8.34746	612,842
01/01/2012 to 12/31/2012	$8.34746	$10.02572	782,086
01/01/2013 to 12/31/2013	$10.02572	$11.39477	926,934
01/01/2014 to 12/31/2014	$11.39477	$10.51178	936,913
01/01/2015 to 12/31/2015	$10.51178	$10.06688	868,239
01/01/2016 to 12/31/2016	$10.06688	$10.11007	814,288
AST J.P. Morgan Strategic Opportunities Portfolio
01/28/2008 to 12/31/2008	$10.85474	$8.60156	771,896
01/01/2009 to 12/31/2009	$8.60156	$10.34049	2,734,431
01/01/2010 to 12/31/2010	$10.34049	$10.93339	3,090,856
01/01/2011 to 12/31/2011	$10.93339	$10.79715	2,541,355
01/01/2012 to 12/31/2012	$10.79715	$11.77764	3,108,132
01/01/2013 to 12/31/2013	$11.77764	$12.88377	3,007,569
01/01/2014 to 12/31/2014	$12.88377	$13.38501	2,805,564
01/01/2015 to 12/31/2015	$13.38501	$13.16315	2,302,057
01/01/2016 to 12/31/2016	$13.16315	$13.46681	2,133,898
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08417	$10.29296	3,086
01/01/2010 to 12/31/2010	$10.29296	$11.28842	33,296
01/01/2011 to 12/31/2011	$11.28842	$11.19543	34,290
01/01/2012 to 12/31/2012	$11.19543	$12.70486	77,498
01/01/2013 to 12/31/2013	$12.70486	$17.08522	93,809
01/01/2014 to 12/31/2014	$17.08522	$18.43253	133,126
01/01/2015 to 12/31/2015	$18.43253	$20.09133	155,830
01/01/2016 to 12/31/2016	$20.09133	$19.50505	159,452
AST Loomis Sayles Large-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$10.42496	$6.43168	97,076
01/01/2009 to 12/31/2009	$6.43168	$8.22245	538,455
01/01/2010 to 12/31/2010	$8.22245	$9.70112	593,324
01/01/2011 to 12/31/2011	$9.70112	$9.47069	499,957
01/01/2012 to 12/31/2012	$9.47069	$10.47506	606,800
01/01/2013 to 12/31/2013	$10.47506	$14.09869	573,170
01/01/2014 to 12/31/2014	$14.09869	$15.36131	997,899
01/01/2015 to 12/31/2015	$15.36131	$16.65853	762,214
01/01/2016 to 12/31/2016	$16.65853	$17.32800	737,992
AST Lord Abbett Core Fixed Income Portfolio
01/28/2008 to 12/31/2008	$10.72819	$8.29284	45,383
01/01/2009 to 12/31/2009	$8.29284	$10.99748	166,979
01/01/2010 to 12/31/2010	$10.99748	$12.28850	198,384
01/01/2011 to 12/31/2011	$12.28850	$13.33842	287,491
01/01/2012 to 12/31/2012	$13.33842	$13.92024	446,360
01/01/2013 to 12/31/2013	$13.92024	$13.44019	477,334
01/01/2014 to 12/31/2014	$13.44019	$14.08757	609,403
01/01/2015 to 12/31/2015	$14.08757	$13.79834	678,977
01/01/2016 to 12/31/2016	$13.79834	$13.94858	657,531

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Global Equity Portfolio
01/28/2008 to 12/31/2008	$10.93868	$7.79348	26,255
01/01/2009 to 12/31/2009	$7.79348	$10.09751	257,117
01/01/2010 to 12/31/2010	$10.09751	$11.14683	465,697
01/01/2011 to 12/31/2011	$11.14683	$10.63837	285,922
01/01/2012 to 12/31/2012	$10.63837	$12.89979	405,711
01/01/2013 to 12/31/2013	$12.89979	$16.22135	541,541
01/01/2014 to 12/31/2014	$16.22135	$16.56179	687,920
01/01/2015 to 12/31/2015	$16.56179	$16.07796	728,108
01/01/2016 to 12/31/2016	$16.07796	$16.96733	759,860
AST MFS Growth Portfolio
01/28/2008 to 12/31/2008	$10.77734	$7.39900	18,910
01/01/2009 to 12/31/2009	$7.39900	$9.06133	105,565
01/01/2010 to 12/31/2010	$9.06133	$10.06879	451,773
01/01/2011 to 12/31/2011	$10.06879	$9.86114	248,819
01/01/2012 to 12/31/2012	$9.86114	$11.37499	184,024
01/01/2013 to 12/31/2013	$11.37499	$15.32063	171,884
01/01/2014 to 12/31/2014	$15.32063	$16.40889	155,761
01/01/2015 to 12/31/2015	$16.40889	$17.33506	119,047
01/01/2016 to 12/31/2016	$17.33506	$17.40575	133,451
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99878	$10.20344	3,656
01/01/2013 to 12/31/2013	$10.20344	$13.52129	26,933
01/01/2014 to 12/31/2014	$13.52129	$14.68262	90,005
01/01/2015 to 12/31/2015	$14.68262	$14.36096	128,073
01/01/2016 to 12/31/2016	$14.36096	$16.05158	248,220
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02869	$10.07378	14,489
01/01/2012 to 12/31/2012	$10.07378	$10.40835	38,806
01/01/2013 to 12/31/2013	$10.40835	$9.96405	87,755
01/01/2014 to 12/31/2014	$9.96405	$10.32244	141,587
01/01/2015 to 10/16/2015	$10.32244	$10.30896	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$10.85566	$6.88496	29,568
01/01/2009 to 12/31/2009	$6.88496	$8.80389	312,516
01/01/2010 to 12/31/2010	$8.80389	$11.16124	485,870
01/01/2011 to 12/31/2011	$11.16124	$11.18202	318,566
01/01/2012 to 12/31/2012	$11.18202	$12.38071	493,825
01/01/2013 to 12/31/2013	$12.38071	$16.17546	533,968
01/01/2014 to 12/31/2014	$16.17546	$17.20161	477,810
01/01/2015 to 10/16/2015	$17.20161	$17.66375	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$9.60826	$6.26360	6,907
01/01/2009 to 12/31/2009	$6.26360	$7.56354	97,328
01/01/2010 to 12/31/2010	$7.56354	$8.96219	132,170
01/01/2011 to 04/29/2011	$8.96219	$10.05822	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/28/2008 to 12/31/2008	$9.38007	$5.88237	25,614
01/01/2009 to 12/31/2009	$5.88237	$8.15096	451,654
01/01/2010 to 12/31/2010	$8.15096	$9.91264	599,103
01/01/2011 to 12/31/2011	$9.91264	$9.52368	411,994
01/01/2012 to 12/31/2012	$9.52368	$10.98985	620,202
01/01/2013 to 12/31/2013	$10.98985	$15.37586	720,835
01/01/2014 to 12/31/2014	$15.37586	$17.30744	641,690
01/01/2015 to 12/31/2015	$17.30744	$16.09047	639,389
01/01/2016 to 12/31/2016	$16.09047	$18.74315	676,699

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99878	$10.33587	458,278
01/01/2013 to 12/31/2013	$10.33587	$12.10927	448,242
01/01/2014 to 12/31/2014	$12.10927	$12.54341	470,137
01/01/2015 to 12/31/2015	$12.54341	$12.20458	369,248
01/01/2016 to 12/31/2016	$12.20458	$12.54430	356,541
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10152	$5.57838	14,700
01/01/2009 to 12/31/2009	$5.57838	$9.15161	743,913
01/01/2010 to 12/31/2010	$9.15161	$11.02430	1,470,174
01/01/2011 to 12/31/2011	$11.02430	$8.65975	952,040
01/01/2012 to 12/31/2012	$8.65975	$10.06126	1,031,146
01/01/2013 to 12/31/2013	$10.06126	$9.93469	1,097,041
01/01/2014 to 12/31/2014	$9.93469	$9.32944	887,343
01/01/2015 to 12/31/2015	$9.32944	$7.65406	772,487
01/01/2016 to 12/31/2016	$7.65406	$8.47327	752,916
AST Preservation Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$10.92996	$8.86059	1,896,364
01/01/2009 to 12/31/2009	$8.86059	$10.47883	9,843,396
01/01/2010 to 12/31/2010	$10.47883	$11.41546	11,664,036
01/01/2011 to 12/31/2011	$11.41546	$11.35900	11,315,793
01/01/2012 to 12/31/2012	$11.35900	$12.35189	12,363,647
01/01/2013 to 12/31/2013	$12.35189	$13.29032	10,388,864
01/01/2014 to 12/31/2014	$13.29032	$13.85018	8,999,370
01/01/2015 to 12/31/2015	$13.85018	$13.66503	7,485,727
01/01/2016 to 12/31/2016	$13.66503	$14.20727	6,794,714
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01870	$10.07372	17,766
01/01/2012 to 12/31/2012	$10.07372	$10.63032	121,118
01/01/2013 to 12/31/2013	$10.63032	$10.23100	195,354
01/01/2014 to 12/31/2014	$10.23100	$10.69075	297,028
01/01/2015 to 12/31/2015	$10.69075	$10.50456	449,823
01/01/2016 to 12/31/2016	$10.50456	$10.78522	281,561
AST Prudential Growth Allocation Portfolio
01/28/2008 to 12/31/2008	$10.55542	$6.61574	1,325,429
01/01/2009 to 12/31/2009	$6.61574	$8.21100	10,512,805
01/01/2010 to 12/31/2010	$8.21100	$9.62824	14,142,540
01/01/2011 to 12/31/2011	$9.62824	$8.89662	9,469,011
01/01/2012 to 12/31/2012	$8.89662	$9.89749	11,869,245
01/01/2013 to 12/31/2013	$9.89749	$11.41147	12,191,818
01/01/2014 to 12/31/2014	$11.41147	$12.27686	11,438,176
01/01/2015 to 12/31/2015	$12.27686	$12.02133	19,899,395
01/01/2016 to 12/31/2016	$12.02133	$13.03964	18,355,510
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99878	$11.69074	118
01/01/2014 to 12/31/2014	$11.69074	$13.27356	117
01/01/2015 to 12/31/2015	$13.27356	$13.27920	117
01/01/2016 to 12/31/2016	$13.27920	$14.50359	117

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/28/2008 to 12/31/2008	$9.94163	$6.52358	18,756
01/01/2009 to 12/31/2009	$6.52358	$7.82975	67,797
01/01/2010 to 12/31/2010	$7.82975	$8.87493	73,005
01/01/2011 to 12/31/2011	$8.87493	$9.04620	89,383
01/01/2012 to 12/31/2012	$9.04620	$10.58828	138,418
01/01/2013 to 12/31/2013	$10.58828	$13.81472	207,868
01/01/2014 to 12/31/2014	$13.81472	$15.95344	225,092
01/01/2015 to 12/31/2015	$15.95344	$16.20156	219,584
01/01/2016 to 12/31/2016	$16.20156	$18.33239	233,570
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99878	$8.91039	0
01/01/2012 to 12/31/2012	$8.91039	$9.93353	0
01/01/2013 to 12/31/2013	$9.93353	$11.97880	0
01/01/2014 to 12/31/2014	$11.97880	$12.56898	0
01/01/2015 to 12/31/2015	$12.56898	$12.40193	8,695
01/01/2016 to 12/31/2016	$12.40193	$12.99144	8,695
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08114	$7.35525	413,548
01/01/2009 to 12/31/2009	$7.35525	$8.94137	6,882,786
01/01/2010 to 12/31/2010	$8.94137	$9.85912	9,792,621
01/01/2011 to 12/31/2011	$9.85912	$9.53718	7,957,109
01/01/2012 to 12/31/2012	$9.53718	$10.36223	8,672,059
01/01/2013 to 12/31/2013	$10.36223	$11.47907	7,970,323
01/01/2014 to 12/31/2014	$11.47907	$11.89064	7,154,144
01/01/2015 to 12/31/2015	$11.89064	$11.69551	6,909,183
01/01/2016 to 12/31/2016	$11.69551	$12.07779	5,816,944
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09932	$6.70558	324,280
01/01/2009 to 12/31/2009	$6.70558	$8.38031	7,617,744
01/01/2010 to 12/31/2010	$8.38031	$9.44069	10,574,472
01/01/2011 to 12/31/2011	$9.44069	$9.07919	7,378,512
01/01/2012 to 12/31/2012	$9.07919	$10.36728	9,515,453
01/01/2013 to 12/31/2013	$10.36728	$12.05873	9,943,720
01/01/2014 to 12/31/2014	$12.05873	$12.52598	9,087,930
01/01/2015 to 12/31/2015	$12.52598	$12.27395	15,940,482
01/01/2016 to 12/31/2016	$12.27395	$12.91741	13,964,665
AST Schroders Multi-Asset World Strategies Portfolio
01/28/2008 to 12/31/2008	$10.72987	$7.81125	310,472
01/01/2009 to 12/31/2009	$7.81125	$9.80559	6,946,641
01/01/2010 to 12/31/2010	$9.80559	$10.80184	10,946,592
01/01/2011 to 12/31/2011	$10.80184	$10.28267	9,070,352
01/01/2012 to 12/31/2012	$10.28267	$11.25882	10,295,020
01/01/2013 to 12/31/2013	$11.25882	$12.68975	10,006,611
01/01/2014 to 12/31/2014	$12.68975	$12.88182	8,847,863
01/01/2015 to 10/16/2015	$12.88182	$12.54689	0
AST Small-Cap Growth Opportunities Portfolio
01/28/2008 to 12/31/2008	$9.74117	$6.01124	16,033
01/01/2009 to 12/31/2009	$6.01124	$7.85687	140,595
01/01/2010 to 12/31/2010	$7.85687	$10.26015	216,541
01/01/2011 to 12/31/2011	$10.26015	$8.78323	281,728
01/01/2012 to 12/31/2012	$8.78323	$10.39032	394,537
01/01/2013 to 12/31/2013	$10.39032	$14.41464	450,024
01/01/2014 to 12/31/2014	$14.41464	$14.90328	361,568
01/01/2015 to 12/31/2015	$14.90328	$14.87904	294,794
01/01/2016 to 12/31/2016	$14.87904	$15.78821	269,317

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$9.39601	$6.70943	3,546
01/01/2009 to 12/31/2009	$6.70943	$8.85160	82,944
01/01/2010 to 12/31/2010	$8.85160	$11.89669	93,361
01/01/2011 to 12/31/2011	$11.89669	$11.60630	86,222
01/01/2012 to 12/31/2012	$11.60630	$12.82686	105,810
01/01/2013 to 12/31/2013	$12.82686	$17.08234	158,814
01/01/2014 to 12/31/2014	$17.08234	$17.47271	131,319
01/01/2015 to 12/31/2015	$17.47271	$17.34971	143,376
01/01/2016 to 12/31/2016	$17.34971	$19.15818	160,978
AST Small-Cap Value Portfolio
01/28/2008 to 12/31/2008	$9.06784	$6.74497	23,555
01/01/2009 to 12/31/2009	$6.74497	$8.43952	111,995
01/01/2010 to 12/31/2010	$8.43952	$10.47614	187,790
01/01/2011 to 12/31/2011	$10.47614	$9.70463	157,655
01/01/2012 to 12/31/2012	$9.70463	$11.29733	231,480
01/01/2013 to 12/31/2013	$11.29733	$15.29340	252,952
01/01/2014 to 12/31/2014	$15.29340	$15.86112	181,353
01/01/2015 to 12/31/2015	$15.86112	$14.95315	176,705
01/01/2016 to 12/31/2016	$14.95315	$19.03506	192,342
AST T. Rowe Price Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$10.62909	$8.13342	1,576,971
01/01/2009 to 12/31/2009	$8.13342	$9.94750	9,680,800
01/01/2010 to 12/31/2010	$9.94750	$10.93099	12,003,305
01/01/2011 to 12/31/2011	$10.93099	$10.98328	10,212,898
01/01/2012 to 12/31/2012	$10.98328	$12.28116	11,639,544
01/01/2013 to 12/31/2013	$12.28116	$14.13649	11,660,547
01/01/2014 to 12/31/2014	$14.13649	$14.74644	10,860,645
01/01/2015 to 12/31/2015	$14.74644	$14.53465	12,480,295
01/01/2016 to 12/31/2016	$14.53465	$15.40060	11,764,412
AST T. Rowe Price Equity Income Portfolio
01/28/2008 to 12/31/2008	$9.82392	$6.02931	31,266
01/01/2009 to 12/31/2009	$6.02931	$7.35383	330,707
01/01/2010 to 12/31/2010	$7.35383	$8.20464	353,659
01/01/2011 to 12/31/2011	$8.20464	$7.95100	268,020
01/01/2012 to 12/31/2012	$7.95100	$9.18471	391,304
01/01/2013 to 12/31/2013	$9.18471	$11.73520	464,371
01/01/2014 to 12/31/2014	$11.73520	$12.42514	466,982
01/01/2015 to 10/16/2015	$12.42514	$11.53551	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$9.97292	$6.54278	28,591
01/01/2009 to 12/31/2009	$6.54278	$9.88646	726,259
01/01/2010 to 12/31/2010	$9.88646	$11.28037	1,069,777
01/01/2011 to 12/31/2011	$11.28037	$10.92552	756,407
01/01/2012 to 12/31/2012	$10.92552	$12.65642	1,148,326
01/01/2013 to 12/31/2013	$12.65642	$17.95923	1,237,823
01/01/2014 to 12/31/2014	$17.95923	$19.17046	1,199,558
01/01/2015 to 12/31/2015	$19.17046	$20.69721	1,086,907
01/01/2016 to 12/31/2016	$20.69721	$20.94224	1,020,387

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/28/2008 to 12/31/2008	$12.26755	$6.71168	89,925
01/01/2009 to 12/31/2009	$6.71168	$9.87571	563,401
01/01/2010 to 12/31/2010	$9.87571	$11.71991	1,153,897
01/01/2011 to 12/31/2011	$11.71991	$9.82426	662,021
01/01/2012 to 12/31/2012	$9.82426	$10.02894	679,239
01/01/2013 to 12/31/2013	$10.02894	$11.40050	520,444
01/01/2014 to 12/31/2014	$11.40050	$10.29288	476,461
01/01/2015 to 12/31/2015	$10.29288	$8.18828	397,464
01/01/2016 to 12/31/2016	$8.18828	$10.05327	341,108
AST Templeton Global Bond Portfolio
01/28/2008 to 12/31/2008	$11.40359	$10.70540	33,122
01/01/2009 to 12/31/2009	$10.70540	$11.82496	149,402
01/01/2010 to 12/31/2010	$11.82496	$12.31945	233,653
01/01/2011 to 12/31/2011	$12.31945	$12.63813	214,793
01/01/2012 to 12/31/2012	$12.63813	$13.10183	275,662
01/01/2013 to 12/31/2013	$13.10183	$12.42365	266,922
01/01/2014 to 12/31/2014	$12.42365	$12.30820	205,601
01/01/2015 to 12/31/2015	$12.30820	$11.56638	162,534
01/01/2016 to 12/31/2016	$11.56638	$11.89232	163,841
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
01/28/2008 to 12/31/2008	$10.28356	$6.79217	39,347
01/01/2009 to 12/31/2009	$6.79217	$7.91375	62,484
01/01/2010 to 12/31/2010	$7.91375	$8.76694	116,894
01/01/2011 to 12/31/2011	$8.76694	$8.59508	192,012
01/01/2012 to 12/31/2012	$8.59508	$9.60272	343,027
01/01/2013 to 12/31/2013	$9.60272	$12.73700	381,221
01/01/2014 to 12/31/2014	$12.73700	$12.74433	383,737
01/01/2015 to 12/31/2015	$12.74433	$11.79460	185,665
01/01/2016 to 12/31/2016	$11.79460	$12.33278	155,836
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
01/28/2008 to 12/31/2008	$9.76425	$6.42811	7,428
01/01/2009 to 12/31/2009	$6.42811	$8.79579	52,583
01/01/2010 to 12/31/2010	$8.79579	$10.71178	85,350
01/01/2011 to 12/31/2011	$10.71178	$10.18940	92,042
01/01/2012 to 12/31/2012	$10.18940	$11.88679	114,679
01/01/2013 to 12/31/2013	$11.88679	$15.50742	152,046
01/01/2014 to 12/31/2014	$15.50742	$17.56527	83,367
01/01/2015 to 12/31/2015	$17.56527	$16.16201	100,421
01/01/2016 to 12/31/2016	$16.16201	$18.15216	97,924
AST Wellington Management Hedged Equity Portfolio
01/28/2008 to 12/31/2008	$10.44830	$6.54040	262,631
01/01/2009 to 12/31/2009	$6.54040	$8.27579	505,063
01/01/2010 to 12/31/2010	$8.27579	$9.34687	655,396
01/01/2011 to 12/31/2011	$9.34687	$8.89064	860,753
01/01/2012 to 12/31/2012	$8.89064	$9.72324	1,511,926
01/01/2013 to 12/31/2013	$9.72324	$11.54369	2,317,519
01/01/2014 to 12/31/2014	$11.54369	$11.99911	2,400,113
01/01/2015 to 12/31/2015	$11.99911	$11.74700	2,015,506
01/01/2016 to 12/31/2016	$11.74700	$12.32886	1,721,008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
01/28/2008 to 12/31/2008	$10.23951	$9.32157	47,379
01/01/2009 to 12/31/2009	$9.32157	$10.25191	785,894
01/01/2010 to 12/31/2010	$10.25191	$10.88804	980,153
01/01/2011 to 12/31/2011	$10.88804	$11.37369	858,288
01/01/2012 to 12/31/2012	$11.37369	$12.08535	1,085,512
01/01/2013 to 12/31/2013	$12.08535	$11.72899	1,231,180
01/01/2014 to 12/31/2014	$11.72899	$12.38744	1,229,309
01/01/2015 to 12/31/2015	$12.38744	$12.35523	1,247,357
01/01/2016 to 12/31/2016	$12.35523	$12.79980	1,477,443
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07816	$6.65060	844,756
01/01/2009 to 12/31/2009	$6.65060	$8.52218	10,269,999
01/01/2010 to 12/31/2010	$8.52218	$9.25603	14,399,350
01/01/2011 to 12/31/2011	$9.25603	$8.96715	10,297,819
01/01/2012 to 09/21/2012	$8.96715	$10.05889	0
*Denotes the start date of these sub-accounts

PREMIER B SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Combination 5% roll-up and HAV Death Benefit Only (1.65%) OR Highest Daily Value Death Benefit Only (1.65%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.54948	$11.33298	1,854,802
01/01/2008 to 12/31/2008	$11.33298	$7.60018	2,685,919
01/01/2009 to 12/31/2009	$7.60018	$9.29792	3,285,721
01/01/2010 to 12/31/2010	$9.29792	$10.24139	3,429,840
01/01/2011 to 12/31/2011	$10.24139	$9.80739	3,046,784
01/01/2012 to 12/31/2012	$9.80739	$10.86038	2,857,250
01/01/2013 to 12/31/2013	$10.86038	$11.74968	2,729,988
01/01/2014 to 12/31/2014	$11.74968	$12.00027	2,430,158
01/01/2015 to 12/31/2015	$12.00027	$11.42547	1,972,779
01/01/2016 to 12/31/2016	$11.42547	$11.95253	1,723,446
AST Advanced Strategies Portfolio
01/01/2007 to 12/31/2007	$10.49311	$11.30326	444,522
01/01/2008 to 12/31/2008	$11.30326	$7.80552	753,486
01/01/2009 to 12/31/2009	$7.80552	$9.69070	1,199,167
01/01/2010 to 12/31/2010	$9.69070	$10.84010	1,158,627
01/01/2011 to 12/31/2011	$10.84010	$10.67621	1,035,722
01/01/2012 to 12/31/2012	$10.67621	$11.93609	1,121,900
01/01/2013 to 12/31/2013	$11.93609	$13.68656	1,077,129
01/01/2014 to 12/31/2014	$13.68656	$14.28683	888,575
01/01/2015 to 12/31/2015	$14.28683	$14.16779	763,575
01/01/2016 to 12/31/2016	$14.16779	$14.92873	685,369
AST American Century Income & Growth Portfolio
01/01/2007 to 12/31/2007	$11.02798	$10.83649	66,519
01/01/2008 to 12/31/2008	$10.83649	$6.95643	71,045
01/01/2009 to 12/31/2009	$6.95643	$8.05991	68,827
01/01/2010 to 12/31/2010	$8.05991	$9.02698	74,528
01/01/2011 to 12/31/2011	$9.02698	$9.19777	76,749
01/01/2012 to 05/04/2012	$9.19777	$9.99485	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99865	$11.63947	0
01/01/2014 to 12/31/2014	$11.63947	$12.95850	0
01/01/2015 to 12/31/2015	$12.95850	$12.96827	0
01/01/2016 to 12/31/2016	$12.96827	$14.12368	0
AST Balanced Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.50591	$11.27241	925,331
01/01/2008 to 12/31/2008	$11.27241	$7.90646	2,090,659
01/01/2009 to 12/31/2009	$7.90646	$9.59027	3,049,096
01/01/2010 to 12/31/2010	$9.59027	$10.59642	3,044,459
01/01/2011 to 12/31/2011	$10.59642	$10.29793	2,701,491
01/01/2012 to 12/31/2012	$10.29793	$11.39449	2,733,113
01/01/2013 to 12/31/2013	$11.39449	$13.18777	2,694,985
01/01/2014 to 12/31/2014	$13.18777	$13.81986	2,417,042
01/01/2015 to 12/31/2015	$13.81986	$13.66023	2,162,402
01/01/2016 to 12/31/2016	$13.66023	$14.28527	1,802,859

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99865	$9.16856	29,880
01/01/2012 to 12/31/2012	$9.16856	$10.09240	31,952
01/01/2013 to 12/31/2013	$10.09240	$11.00617	43,739
01/01/2014 to 12/31/2014	$11.00617	$11.35751	38,472
01/01/2015 to 12/31/2015	$11.35751	$10.83782	36,602
01/01/2016 to 12/31/2016	$10.83782	$11.40442	28,867
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99865	$10.50218	2,374
01/01/2014 to 12/31/2014	$10.50218	$10.70136	1,077
01/01/2015 to 12/31/2015	$10.70136	$10.55632	1,077
01/01/2016 to 12/31/2016	$10.55632	$11.04461	3,457
AST BlackRock Low Duration Bond Portfolio
01/01/2007 to 12/31/2007	$10.17287	$10.68713	36,038
01/01/2008 to 12/31/2008	$10.68713	$10.63079	63,201
01/01/2009 to 12/31/2009	$10.63079	$11.52813	89,327
01/01/2010 to 12/31/2010	$11.52813	$11.78327	90,177
01/01/2011 to 12/31/2011	$11.78327	$11.85284	79,097
01/01/2012 to 12/31/2012	$11.85284	$12.20770	78,678
01/01/2013 to 12/31/2013	$12.20770	$11.74835	69,781
01/01/2014 to 12/31/2014	$11.74835	$11.54633	67,522
01/01/2015 to 12/31/2015	$11.54633	$11.41377	58,610
01/01/2016 to 12/31/2016	$11.41377	$11.41290	60,008
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2007 to 12/31/2007	$10.30548	$10.97951	203,059
01/01/2008 to 12/31/2008	$10.97951	$10.55713	331,709
01/01/2009 to 12/31/2009	$10.55713	$12.10214	520,375
01/01/2010 to 12/31/2010	$12.10214	$12.82467	593,992
01/01/2011 to 12/31/2011	$12.82467	$13.01780	509,530
01/01/2012 to 12/31/2012	$13.01780	$14.00012	554,724
01/01/2013 to 12/31/2013	$14.00012	$13.51976	514,367
01/01/2014 to 12/31/2014	$13.51976	$13.86313	460,393
01/01/2015 to 12/31/2015	$13.86313	$13.35068	367,339
01/01/2016 to 12/31/2016	$13.35068	$13.68977	331,463
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14543	$10.30077	0
01/01/2010 to 12/31/2010	$10.30077	$11.52437	3,831
01/01/2011 to 12/31/2011	$11.52437	$10.67179	4,122
01/01/2012 to 12/31/2012	$10.67179	$11.88765	3,945
01/01/2013 to 12/31/2013	$11.88765	$15.37028	5,913
01/01/2014 to 12/31/2014	$15.37028	$16.67304	4,476
01/01/2015 to 12/31/2015	$16.67304	$15.62083	2,613
01/01/2016 to 12/31/2016	$15.62083	$17.48009	1,599
AST Capital Growth Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.60788	$11.45013	1,759,163
01/01/2008 to 12/31/2008	$11.45013	$7.32855	2,548,016
01/01/2009 to 12/31/2009	$7.32855	$9.03569	3,679,569
01/01/2010 to 12/31/2010	$9.03569	$10.07788	3,460,649
01/01/2011 to 12/31/2011	$10.07788	$9.67392	2,877,573
01/01/2012 to 12/31/2012	$9.67392	$10.82256	2,970,573
01/01/2013 to 12/31/2013	$10.82256	$13.06158	3,055,051
01/01/2014 to 12/31/2014	$13.06158	$13.74843	2,778,583
01/01/2015 to 12/31/2015	$13.74843	$13.59740	2,538,254
01/01/2016 to 12/31/2016	$13.59740	$14.29165	2,220,642

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99865	$11.66573	3,882
01/01/2014 to 12/31/2014	$11.66573	$13.03829	11,831
01/01/2015 to 12/31/2015	$13.03829	$12.36853	9,392
01/01/2016 to 12/31/2016	$12.36853	$13.98053	10,682
AST Cohen & Steers Realty Portfolio
01/01/2007 to 12/31/2007	$12.12112	$9.54601	47,347
01/01/2008 to 12/31/2008	$9.54601	$6.09916	56,265
01/01/2009 to 12/31/2009	$6.09916	$7.91593	65,683
01/01/2010 to 12/31/2010	$7.91593	$10.02187	65,418
01/01/2011 to 12/31/2011	$10.02187	$10.50911	62,975
01/01/2012 to 12/31/2012	$10.50911	$11.92501	58,259
01/01/2013 to 12/31/2013	$11.92501	$12.09898	52,759
01/01/2014 to 12/31/2014	$12.09898	$15.58210	54,099
01/01/2015 to 12/31/2015	$15.58210	$16.07174	45,765
01/01/2016 to 12/31/2016	$16.07174	$16.57268	40,763
AST DeAm Small-Cap Value Portfolio
01/01/2007 to 12/31/2007	$10.45835	$8.45979	48,423
01/01/2008 to 07/18/2008	$8.45979	$7.75229	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99865	$9.69112	9,464
01/01/2014 to 12/31/2014	$9.69112	$10.02022	13,518
01/01/2015 to 12/31/2015	$10.02022	$9.84799	15,775
01/01/2016 to 12/31/2016	$9.84799	$10.13116	13,856
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10361	$7.50820	21,029
01/01/2009 to 12/31/2009	$7.50820	$8.95453	113,391
01/01/2010 to 12/31/2010	$8.95453	$9.98291	130,673
01/01/2011 to 12/31/2011	$9.98291	$9.57831	105,031
01/01/2012 to 12/31/2012	$9.57831	$10.70748	133,398
01/01/2013 to 12/31/2013	$10.70748	$12.55868	139,219
01/01/2014 to 12/31/2014	$12.55868	$13.06147	149,320
01/01/2015 to 10/16/2015	$13.06147	$13.03201	0
AST FI Pyramis® Quantitative Portfolio
01/01/2007 to 12/31/2007	$10.52917	$11.24372	258,836
01/01/2008 to 12/31/2008	$11.24372	$7.24644	517,995
01/01/2009 to 12/31/2009	$7.24644	$8.82912	922,399
01/01/2010 to 12/31/2010	$8.82912	$9.93343	933,117
01/01/2011 to 12/31/2011	$9.93343	$9.62534	823,011
01/01/2012 to 12/31/2012	$9.62534	$10.47596	877,865
01/01/2013 to 12/31/2013	$10.47596	$11.82717	846,983
01/01/2014 to 12/31/2014	$11.82717	$12.00180	756,427
01/01/2015 to 12/31/2015	$12.00180	$11.92389	703,004
01/01/2016 to 12/31/2016	$11.92389	$12.22964	606,994
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99866	$7.47405	43,296
01/01/2009 to 11/13/2009	$7.47405	$8.36134	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99866	$10.75011	389,026
01/01/2013 to 12/31/2013	$10.75011	$13.16372	341,667
01/01/2014 to 12/31/2014	$13.16372	$13.36150	323,565
01/01/2015 to 10/16/2015	$13.36150	$12.80549	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99865	$10.81861	17,400
01/01/2014 to 12/31/2014	$10.81861	$10.91537	26,551
01/01/2015 to 10/16/2015	$10.91537	$10.42107	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17534	$6.11429	1,386
01/01/2009 to 12/31/2009	$6.11429	$8.12626	8,791
01/01/2010 to 12/31/2010	$8.12626	$9.60916	13,854
01/01/2011 to 12/31/2011	$9.60916	$8.97701	9,950
01/01/2012 to 12/31/2012	$8.97701	$11.19825	10,793
01/01/2013 to 12/31/2013	$11.19825	$11.49534	9,216
01/01/2014 to 12/31/2014	$11.49534	$12.88330	11,687
01/01/2015 to 12/31/2015	$12.88330	$12.66272	12,101
01/01/2016 to 12/31/2016	$12.66272	$12.56910	10,448
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2007 to 12/31/2007	$10.25572	$11.50010	78,058
01/01/2008 to 12/31/2008	$11.50010	$6.75746	85,412
01/01/2009 to 12/31/2009	$6.75746	$9.93164	110,215
01/01/2010 to 12/31/2010	$9.93164	$10.77574	96,946
01/01/2011 to 12/31/2011	$10.77574	$10.18156	75,294
01/01/2012 to 12/31/2012	$10.18156	$11.99568	78,001
01/01/2013 to 12/31/2013	$11.99568	$15.31048	76,180
01/01/2014 to 02/07/2014	$15.31048	$15.06244	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.03839	$11.41506	161,603
01/01/2008 to 12/31/2008	$11.41506	$6.66024	186,756
01/01/2009 to 12/31/2009	$6.66024	$7.80947	198,757
01/01/2010 to 12/31/2010	$7.80947	$8.67272	192,683
01/01/2011 to 12/31/2011	$8.67272	$8.06126	187,595
01/01/2012 to 12/31/2012	$8.06126	$9.48988	191,376
01/01/2013 to 12/31/2013	$9.48988	$12.46734	188,703
01/01/2014 to 12/31/2014	$12.46734	$13.87573	164,771
01/01/2015 to 12/31/2015	$13.87573	$13.01969	225,595
01/01/2016 to 12/31/2016	$13.01969	$14.28709	217,660
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$9.87049	$11.58795	66,212
01/01/2008 to 12/31/2008	$11.58795	$6.74938	58,121
01/01/2009 to 12/31/2009	$6.74938	$10.43074	72,190
01/01/2010 to 12/31/2010	$10.43074	$12.29580	57,123
01/01/2011 to 12/31/2011	$12.29580	$11.73634	42,478
01/01/2012 to 12/31/2012	$11.73634	$13.81019	38,444
01/01/2013 to 12/31/2013	$13.81019	$17.95951	40,174
01/01/2014 to 12/31/2014	$17.95951	$19.70461	35,139
01/01/2015 to 12/31/2015	$19.70461	$18.28264	79,575
01/01/2016 to 12/31/2016	$18.28264	$18.28218	75,863
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08928	$7.61724	98,525
01/01/2009 to 12/31/2009	$7.61724	$9.24585	384,920
01/01/2010 to 12/31/2010	$9.24585	$10.15070	399,981
01/01/2011 to 12/31/2011	$10.15070	$9.93550	366,687
01/01/2012 to 12/31/2012	$9.93550	$10.76415	378,562
01/01/2013 to 12/31/2013	$10.76415	$11.62937	381,045
01/01/2014 to 12/31/2014	$11.62937	$11.90289	356,755
01/01/2015 to 12/31/2015	$11.90289	$11.60316	304,528
01/01/2016 to 12/31/2016	$11.60316	$12.01516	224,968

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03354	$7.64045	6,241
01/01/2009 to 12/31/2009	$7.64045	$9.53436	29,203
01/01/2010 to 12/31/2010	$9.53436	$11.89029	30,445
01/01/2011 to 12/31/2011	$11.89029	$11.84988	36,639
01/01/2012 to 12/31/2012	$11.84988	$13.48628	37,900
01/01/2013 to 12/31/2013	$13.48628	$18.41682	40,576
01/01/2014 to 12/31/2014	$18.41682	$19.42198	39,342
01/01/2015 to 12/31/2015	$19.42198	$18.05687	38,797
01/01/2016 to 12/31/2016	$18.05687	$22.08324	35,845
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
01/01/2007 to 12/31/2007	$10.21135	$10.53730	305,019
01/01/2008 to 12/31/2008	$10.53730	$10.62637	517,207
01/01/2009 to 12/31/2009	$10.62637	$10.47945	538,228
01/01/2010 to 12/31/2010	$10.47945	$10.31183	496,930
01/01/2011 to 12/31/2011	$10.31183	$10.14710	548,492
01/01/2012 to 12/31/2012	$10.14710	$9.98255	545,069
01/01/2013 to 12/31/2013	$9.98255	$9.82056	522,765
01/01/2014 to 12/31/2014	$9.82056	$9.66099	450,212
01/01/2015 to 12/31/2015	$9.66099	$9.50408	443,630
01/01/2016 to 12/31/2016	$9.50408	$9.35049	351,340
AST High Yield Portfolio
01/01/2007 to 12/31/2007	$10.56935	$10.65488	41,345
01/01/2008 to 12/31/2008	$10.65488	$7.80440	46,851
01/01/2009 to 12/31/2009	$7.80440	$10.40735	50,576
01/01/2010 to 12/31/2010	$10.40735	$11.62059	66,112
01/01/2011 to 12/31/2011	$11.62059	$11.79497	64,444
01/01/2012 to 12/31/2012	$11.79497	$13.21316	54,870
01/01/2013 to 12/31/2013	$13.21316	$13.93204	52,000
01/01/2014 to 12/31/2014	$13.93204	$14.05652	50,429
01/01/2015 to 12/31/2015	$14.05652	$13.33549	52,796
01/01/2016 to 12/31/2016	$13.33549	$15.13927	48,302
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.01653	$10.51304	87,985
01/01/2008 to 12/31/2008	$10.51304	$6.05120	80,069
01/01/2009 to 12/31/2009	$6.05120	$7.10983	77,740
01/01/2010 to 12/31/2010	$7.10983	$7.91480	70,856
01/01/2011 to 12/31/2011	$7.91480	$7.46079	72,683
01/01/2012 to 12/31/2012	$7.46079	$8.57891	64,130
01/01/2013 to 12/31/2013	$8.57891	$11.80384	55,386
01/01/2014 to 12/31/2014	$11.80384	$13.20857	76,825
01/01/2015 to 12/31/2015	$13.20857	$11.97596	61,226
01/01/2016 to 12/31/2016	$11.97596	$14.12496	81,525
AST International Growth Portfolio
01/01/2007 to 12/31/2007	$10.60857	$12.42369	80,256
01/01/2008 to 12/31/2008	$12.42369	$6.08255	103,115
01/01/2009 to 12/31/2009	$6.08255	$8.09541	95,273
01/01/2010 to 12/31/2010	$8.09541	$9.11863	80,477
01/01/2011 to 12/31/2011	$9.11863	$7.81141	80,912
01/01/2012 to 12/31/2012	$7.81141	$9.24950	72,351
01/01/2013 to 12/31/2013	$9.24950	$10.83335	63,821
01/01/2014 to 12/31/2014	$10.83335	$10.06869	60,073
01/01/2015 to 12/31/2015	$10.06869	$10.21703	61,074
01/01/2016 to 12/31/2016	$10.21703	$9.67176	50,226

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST International Value Portfolio
01/01/2007 to 12/31/2007	$10.87172	$12.59851	121,133
01/01/2008 to 12/31/2008	$12.59851	$6.94006	119,269
01/01/2009 to 12/31/2009	$6.94006	$8.90971	107,906
01/01/2010 to 12/31/2010	$8.90971	$9.73649	96,361
01/01/2011 to 12/31/2011	$9.73649	$8.37653	72,762
01/01/2012 to 12/31/2012	$8.37653	$9.61467	58,468
01/01/2013 to 12/31/2013	$9.61467	$11.29996	53,115
01/01/2014 to 12/31/2014	$11.29996	$10.37134	49,870
01/01/2015 to 12/31/2015	$10.37134	$10.28631	44,308
01/01/2016 to 12/31/2016	$10.28631	$10.17837	36,104
AST Investment Grade Bond Portfolio
01/28/2008* to 12/31/2008	$9.99866	$10.73516	2,822,391
01/01/2009 to 12/31/2009	$10.73516	$11.75464	861,140
01/01/2010 to 12/31/2010	$11.75464	$12.81394	416,680
01/01/2011 to 12/31/2011	$12.81394	$14.17510	1,812,703
01/01/2012 to 12/31/2012	$14.17510	$15.25565	827,688
01/01/2013 to 12/31/2013	$15.25565	$14.53041	339,450
01/01/2014 to 12/31/2014	$14.53041	$15.25642	289,373
01/01/2015 to 12/31/2015	$15.25642	$15.18483	625,406
01/01/2016 to 12/31/2016	$15.18483	$15.56689	690,257
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11180	$7.14101	57,309
01/01/2009 to 12/31/2009	$7.14101	$8.89848	167,078
01/01/2010 to 12/31/2010	$8.89848	$9.96363	161,135
01/01/2011 to 12/31/2011	$9.96363	$9.74635	138,483
01/01/2012 to 12/31/2012	$9.74635	$10.89030	185,289
01/01/2013 to 12/31/2013	$10.89030	$12.45784	192,257
01/01/2014 to 12/31/2014	$12.45784	$13.03563	185,979
01/01/2015 to 12/31/2015	$13.03563	$12.68971	156,145
01/01/2016 to 12/31/2016	$12.68971	$13.13544	149,392
AST J.P. Morgan International Equity Portfolio
01/01/2007 to 12/31/2007	$10.58528	$11.39557	135,112
01/01/2008 to 12/31/2008	$11.39557	$6.57144	143,586
01/01/2009 to 12/31/2009	$6.57144	$8.78442	144,183
01/01/2010 to 12/31/2010	$8.78442	$9.26146	128,745
01/01/2011 to 12/31/2011	$9.26146	$8.27757	112,025
01/01/2012 to 12/31/2012	$8.27757	$9.92710	111,773
01/01/2013 to 12/31/2013	$9.92710	$11.26609	110,333
01/01/2014 to 12/31/2014	$11.26609	$10.37772	114,802
01/01/2015 to 12/31/2015	$10.37772	$9.92398	112,101
01/01/2016 to 12/31/2016	$9.92398	$9.95177	101,810
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2007 to 12/31/2007	$10.54184	$10.57119	105,344
01/01/2008 to 12/31/2008	$10.57119	$8.56758	377,855
01/01/2009 to 12/31/2009	$8.56758	$10.28448	749,651
01/01/2010 to 12/31/2010	$10.28448	$10.85815	787,151
01/01/2011 to 12/31/2011	$10.85815	$10.70701	701,140
01/01/2012 to 12/31/2012	$10.70701	$11.66208	670,371
01/01/2013 to 12/31/2013	$11.66208	$12.73845	686,409
01/01/2014 to 12/31/2014	$12.73845	$13.21456	632,655
01/01/2015 to 12/31/2015	$13.21456	$12.97626	592,046
01/01/2016 to 12/31/2016	$12.97626	$13.25606	482,130

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08404	$10.29095	0
01/01/2010 to 12/31/2010	$10.29095	$11.26970	1,015
01/01/2011 to 12/31/2011	$11.26970	$11.16040	2,312
01/01/2012 to 12/31/2012	$11.16040	$12.64637	6,297
01/01/2013 to 12/31/2013	$12.64637	$16.98147	4,229
01/01/2014 to 12/31/2014	$16.98147	$18.29355	7,149
01/01/2015 to 12/31/2015	$18.29355	$19.91045	7,923
01/01/2016 to 12/31/2016	$19.91045	$19.30111	5,891
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$10.22050	$11.55829	170,702
01/01/2008 to 12/31/2008	$11.55829	$6.40604	186,973
01/01/2009 to 12/31/2009	$6.40604	$8.17757	192,301
01/01/2010 to 12/31/2010	$8.17757	$9.63384	172,879
01/01/2011 to 12/31/2011	$9.63384	$9.39115	159,263
01/01/2012 to 12/31/2012	$9.39115	$10.37172	146,129
01/01/2013 to 12/31/2013	$10.37172	$13.93903	130,994
01/01/2014 to 12/31/2014	$13.93903	$15.16490	200,112
01/01/2015 to 12/31/2015	$15.16490	$16.42126	184,746
01/01/2016 to 12/31/2016	$16.42126	$17.05614	187,850
AST Lord Abbett Core Fixed Income Portfolio
01/01/2007 to 12/31/2007	$10.48364	$10.94031	66,536
01/01/2008 to 12/31/2008	$10.94031	$8.26004	57,151
01/01/2009 to 12/31/2009	$8.26004	$10.93768	76,627
01/01/2010 to 12/31/2010	$10.93768	$12.20358	72,641
01/01/2011 to 12/31/2011	$12.20358	$13.22678	62,743
01/01/2012 to 12/31/2012	$13.22678	$13.78341	74,882
01/01/2013 to 12/31/2013	$13.78341	$13.28836	54,662
01/01/2014 to 12/31/2014	$13.28836	$13.90786	70,805
01/01/2015 to 12/31/2015	$13.90786	$13.60216	61,617
01/01/2016 to 12/31/2016	$13.60216	$13.73004	60,689
AST MFS Global Equity Portfolio
01/01/2007 to 12/31/2007	$11.10805	$11.95409	98,340
01/01/2008 to 12/31/2008	$11.95409	$7.76261	101,174
01/01/2009 to 12/31/2009	$7.76261	$10.04269	100,495
01/01/2010 to 12/31/2010	$10.04269	$11.06986	81,948
01/01/2011 to 12/31/2011	$11.06986	$10.54922	76,210
01/01/2012 to 12/31/2012	$10.54922	$12.77274	67,802
01/01/2013 to 12/31/2013	$12.77274	$16.03780	61,518
01/01/2014 to 12/31/2014	$16.03780	$16.35017	54,205
01/01/2015 to 12/31/2015	$16.35017	$15.84906	58,666
01/01/2016 to 12/31/2016	$15.84906	$16.70125	70,708
AST MFS Growth Portfolio
01/01/2007 to 12/31/2007	$10.38694	$11.76121	47,706
01/01/2008 to 12/31/2008	$11.76121	$7.36982	50,926
01/01/2009 to 12/31/2009	$7.36982	$9.01224	51,365
01/01/2010 to 12/31/2010	$9.01224	$9.99944	43,257
01/01/2011 to 12/31/2011	$9.99944	$9.77887	26,411
01/01/2012 to 12/31/2012	$9.77887	$11.26347	25,161
01/01/2013 to 12/31/2013	$11.26347	$15.14800	29,978
01/01/2014 to 12/31/2014	$15.14800	$16.19999	29,920
01/01/2015 to 12/31/2015	$16.19999	$17.08912	26,440
01/01/2016 to 12/31/2016	$17.08912	$17.13357	23,759

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99866	$10.19783	0
01/01/2013 to 12/31/2013	$10.19783	$13.49386	3,647
01/01/2014 to 12/31/2014	$13.49386	$14.63119	8,339
01/01/2015 to 12/31/2015	$14.63119	$14.28962	10,674
01/01/2016 to 12/31/2016	$14.28962	$15.94833	9,192
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02857	$10.07124	0
01/01/2012 to 12/31/2012	$10.07124	$10.39020	575
01/01/2013 to 12/31/2013	$10.39020	$9.93189	0
01/01/2014 to 12/31/2014	$9.93189	$10.27389	4,317
01/01/2015 to 10/16/2015	$10.27389	$10.24841	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$10.20654	$12.26927	91,509
01/01/2008 to 12/31/2008	$12.26927	$6.85770	89,642
01/01/2009 to 12/31/2009	$6.85770	$8.75599	86,258
01/01/2010 to 12/31/2010	$8.75599	$11.08408	89,078
01/01/2011 to 12/31/2011	$11.08408	$11.08835	74,353
01/01/2012 to 12/31/2012	$11.08835	$12.25891	65,025
01/01/2013 to 12/31/2013	$12.25891	$15.99280	63,704
01/01/2014 to 12/31/2014	$15.99280	$16.98227	58,892
01/01/2015 to 10/16/2015	$16.98227	$17.41812	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$9.45107	$11.03677	43,081
01/01/2008 to 12/31/2008	$11.03677	$6.23874	32,942
01/01/2009 to 12/31/2009	$6.23874	$7.52236	30,876
01/01/2010 to 12/31/2010	$7.52236	$8.90021	25,743
01/01/2011 to 04/29/2011	$8.90021	$9.98386	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2007 to 12/31/2007	$10.16355	$10.31459	67,598
01/01/2008 to 12/31/2008	$10.31459	$5.85900	69,851
01/01/2009 to 12/31/2009	$5.85900	$8.10662	73,419
01/01/2010 to 12/31/2010	$8.10662	$9.84416	68,600
01/01/2011 to 12/31/2011	$9.84416	$9.44403	76,130
01/01/2012 to 12/31/2012	$9.44403	$10.88175	63,675
01/01/2013 to 12/31/2013	$10.88175	$15.20215	64,900
01/01/2014 to 12/31/2014	$15.20215	$17.08652	61,169
01/01/2015 to 12/31/2015	$17.08652	$15.86160	55,453
01/01/2016 to 12/31/2016	$15.86160	$18.44934	58,180
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99866	$10.32556	68,842
01/01/2013 to 12/31/2013	$10.32556	$12.07935	66,913
01/01/2014 to 12/31/2014	$12.07935	$12.49386	64,668
01/01/2015 to 12/31/2015	$12.49386	$12.13836	58,938
01/01/2016 to 12/31/2016	$12.13836	$12.45786	49,822
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10140	$5.57466	47,974
01/01/2009 to 12/31/2009	$5.57466	$9.13201	30,214
01/01/2010 to 12/31/2010	$9.13201	$10.98452	45,726
01/01/2011 to 12/31/2011	$10.98452	$8.61581	33,942
01/01/2012 to 12/31/2012	$8.61581	$9.99542	27,161
01/01/2013 to 12/31/2013	$9.99542	$9.85504	20,329
01/01/2014 to 12/31/2014	$9.85504	$9.24104	25,506
01/01/2015 to 12/31/2015	$9.24104	$7.57033	18,949
01/01/2016 to 12/31/2016	$7.57033	$8.36830	18,004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.41890	$11.14257	236,565
01/01/2008 to 12/31/2008	$11.14257	$8.82571	974,539
01/01/2009 to 12/31/2009	$8.82571	$10.42225	2,264,620
01/01/2010 to 12/31/2010	$10.42225	$11.33708	2,304,998
01/01/2011 to 12/31/2011	$11.33708	$11.26440	2,132,977
01/01/2012 to 12/31/2012	$11.26440	$12.23098	1,968,696
01/01/2013 to 12/31/2013	$12.23098	$13.14089	1,687,237
01/01/2014 to 12/31/2014	$13.14089	$13.67415	1,504,996
01/01/2015 to 12/31/2015	$13.67415	$13.47154	1,390,665
01/01/2016 to 12/31/2016	$13.47154	$13.98553	1,236,933
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01858	$10.07112	0
01/01/2012 to 12/31/2012	$10.07112	$10.61188	15,720
01/01/2013 to 12/31/2013	$10.61188	$10.19810	21,197
01/01/2014 to 12/31/2014	$10.19810	$10.64063	23,522
01/01/2015 to 12/31/2015	$10.64063	$10.43985	40,575
01/01/2016 to 12/31/2016	$10.43985	$10.70304	45,078
AST Prudential Growth Allocation Portfolio
01/01/2007 to 12/31/2007	$10.30802	$11.29766	317,418
01/01/2008 to 12/31/2008	$11.29766	$6.58955	641,167
01/01/2009 to 12/31/2009	$6.58955	$8.16634	1,549,411
01/01/2010 to 12/31/2010	$8.16634	$9.56178	1,630,792
01/01/2011 to 12/31/2011	$9.56178	$8.82213	1,304,314
01/01/2012 to 12/31/2012	$8.82213	$9.80005	1,461,134
01/01/2013 to 12/31/2013	$9.80005	$11.28247	1,484,089
01/01/2014 to 12/31/2014	$11.28247	$12.12019	1,447,169
01/01/2015 to 12/31/2015	$12.12019	$11.85038	1,504,197
01/01/2016 to 12/31/2016	$11.85038	$12.83522	1,294,513
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99865	$11.67897	0
01/01/2014 to 12/31/2014	$11.67897	$13.24056	986
01/01/2015 to 12/31/2015	$13.24056	$13.22662	933
01/01/2016 to 12/31/2016	$13.22662	$14.42495	727
AST QMA US Equity Alpha Portfolio
01/01/2007 to 12/31/2007	$10.73335	$10.77810	137,106
01/01/2008 to 12/31/2008	$10.77810	$6.49780	149,120
01/01/2009 to 12/31/2009	$6.49780	$7.78724	145,556
01/01/2010 to 12/31/2010	$7.78724	$8.81374	126,539
01/01/2011 to 12/31/2011	$8.81374	$8.97066	89,956
01/01/2012 to 12/31/2012	$8.97066	$10.48427	88,432
01/01/2013 to 12/31/2013	$10.48427	$13.65875	81,581
01/01/2014 to 12/31/2014	$13.65875	$15.75002	86,294
01/01/2015 to 12/31/2015	$15.75002	$15.97140	78,890
01/01/2016 to 12/31/2016	$15.97140	$18.04537	75,192
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99865	$8.90152	0
01/01/2012 to 12/31/2012	$8.90152	$9.90901	0
01/01/2013 to 12/31/2013	$9.90901	$11.93153	0
01/01/2014 to 12/31/2014	$11.93153	$12.50090	2,847
01/01/2015 to 12/31/2015	$12.50090	$12.31640	12,779
01/01/2016 to 12/31/2016	$12.31640	$12.88297	12,779

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08110	$7.34793	220,131
01/01/2009 to 12/31/2009	$7.34793	$8.91933	461,773
01/01/2010 to 12/31/2010	$8.91933	$9.82025	467,291
01/01/2011 to 12/31/2011	$9.82025	$9.48556	373,699
01/01/2012 to 12/31/2012	$9.48556	$10.29080	351,433
01/01/2013 to 12/31/2013	$10.29080	$11.38313	340,402
01/01/2014 to 12/31/2014	$11.38313	$11.77386	304,603
01/01/2015 to 12/31/2015	$11.77386	$11.56344	289,227
01/01/2016 to 12/31/2016	$11.56344	$11.92384	246,044
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09928	$6.69889	137,390
01/01/2009 to 12/31/2009	$6.69889	$8.35963	353,784
01/01/2010 to 12/31/2010	$8.35963	$9.40345	390,069
01/01/2011 to 12/31/2011	$9.40345	$9.03008	320,388
01/01/2012 to 12/31/2012	$9.03008	$10.29597	384,271
01/01/2013 to 12/31/2013	$10.29597	$11.95803	466,314
01/01/2014 to 12/31/2014	$11.95803	$12.40301	402,830
01/01/2015 to 12/31/2015	$12.40301	$12.13548	701,848
01/01/2016 to 12/31/2016	$12.13548	$12.75292	634,771
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2007 to 12/31/2007	$10.57410	$11.32929	56,279
01/01/2008 to 12/31/2008	$11.32929	$7.78043	139,992
01/01/2009 to 12/31/2009	$7.78043	$9.75240	279,973
01/01/2010 to 12/31/2010	$9.75240	$10.72732	364,104
01/01/2011 to 12/31/2011	$10.72732	$10.19665	338,233
01/01/2012 to 12/31/2012	$10.19665	$11.14814	353,192
01/01/2013 to 12/31/2013	$11.14814	$12.54639	349,537
01/01/2014 to 12/31/2014	$12.54639	$12.71742	314,955
01/01/2015 to 10/16/2015	$12.71742	$12.37223	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2007 to 12/31/2007	$9.95128	$10.88644	49,902
01/01/2008 to 12/31/2008	$10.88644	$5.98743	49,091
01/01/2009 to 12/31/2009	$5.98743	$7.81408	44,102
01/01/2010 to 12/31/2010	$7.81408	$10.18920	51,859
01/01/2011 to 12/31/2011	$10.18920	$8.70962	61,268
01/01/2012 to 12/31/2012	$8.70962	$10.28799	49,092
01/01/2013 to 12/31/2013	$10.28799	$14.25156	51,811
01/01/2014 to 12/31/2014	$14.25156	$14.71285	43,922
01/01/2015 to 12/31/2015	$14.71285	$14.66721	38,850
01/01/2016 to 12/31/2016	$14.66721	$15.54056	36,645
AST Small-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$9.91537	$10.45096	37,088
01/01/2008 to 12/31/2008	$10.45096	$6.68287	45,522
01/01/2009 to 12/31/2009	$6.68287	$8.80353	41,424
01/01/2010 to 12/31/2010	$8.80353	$11.81481	40,933
01/01/2011 to 12/31/2011	$11.81481	$11.50952	38,343
01/01/2012 to 12/31/2012	$11.50952	$12.70103	35,580
01/01/2013 to 12/31/2013	$12.70103	$16.88975	37,492
01/01/2014 to 12/31/2014	$16.88975	$17.25014	36,549
01/01/2015 to 12/31/2015	$17.25014	$17.10340	33,006
01/01/2016 to 12/31/2016	$17.10340	$18.85828	31,572

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2007 to 12/31/2007	$10.46496	$9.71682	42,102
01/01/2008 to 12/31/2008	$9.71682	$6.71834	77,182
01/01/2009 to 12/31/2009	$6.71834	$8.39383	75,774
01/01/2010 to 12/31/2010	$8.39383	$10.40404	64,263
01/01/2011 to 12/31/2011	$10.40404	$9.62370	69,667
01/01/2012 to 12/31/2012	$9.62370	$11.18662	58,447
01/01/2013 to 12/31/2013	$11.18662	$15.12112	54,925
01/01/2014 to 12/31/2014	$15.12112	$15.65927	53,929
01/01/2015 to 12/31/2015	$15.65927	$14.74107	48,570
01/01/2016 to 12/31/2016	$14.74107	$18.73744	42,230
AST T. Rowe Price Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.63207	$11.11985	628,407
01/01/2008 to 12/31/2008	$11.11985	$8.10113	996,525
01/01/2009 to 12/31/2009	$8.10113	$9.89341	963,504
01/01/2010 to 12/31/2010	$9.89341	$10.85547	1,022,083
01/01/2011 to 12/31/2011	$10.85547	$10.89139	1,009,621
01/01/2012 to 12/31/2012	$10.89139	$12.16045	1,085,086
01/01/2013 to 12/31/2013	$12.16045	$13.97681	1,023,387
01/01/2014 to 12/31/2014	$13.97681	$14.55843	939,190
01/01/2015 to 12/31/2015	$14.55843	$14.32812	980,128
01/01/2016 to 12/31/2016	$14.32812	$15.15935	913,619
AST T. Rowe Price Equity Income Portfolio
01/01/2007 to 12/31/2007	$11.07358	$10.50436	52,582
01/01/2008 to 12/31/2008	$10.50436	$6.00540	55,418
01/01/2009 to 12/31/2009	$6.00540	$7.31377	62,618
01/01/2010 to 12/31/2010	$7.31377	$8.14800	64,639
01/01/2011 to 12/31/2011	$8.14800	$7.88448	55,316
01/01/2012 to 12/31/2012	$7.88448	$9.09435	70,846
01/01/2013 to 12/31/2013	$9.09435	$11.60266	68,333
01/01/2014 to 12/31/2014	$11.60266	$12.26663	76,738
01/01/2015 to 10/16/2015	$12.26663	$11.37494	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$10.46916	$11.14637	103,389
01/01/2008 to 12/31/2008	$11.14637	$6.51691	107,613
01/01/2009 to 12/31/2009	$6.51691	$9.83292	104,528
01/01/2010 to 12/31/2010	$9.83292	$11.20279	87,626
01/01/2011 to 12/31/2011	$11.20279	$10.83436	90,509
01/01/2012 to 12/31/2012	$10.83436	$12.53229	88,895
01/01/2013 to 12/31/2013	$12.53229	$17.75698	87,155
01/01/2014 to 12/31/2014	$17.75698	$18.92653	92,833
01/01/2015 to 12/31/2015	$18.92653	$20.40364	77,695
01/01/2016 to 12/31/2016	$20.40364	$20.61474	68,874
AST T. Rowe Price Natural Resources Portfolio
01/01/2007 to 12/31/2007	$9.83031	$13.58724	227,197
01/01/2008 to 12/31/2008	$13.58724	$6.68500	286,220
01/01/2009 to 12/31/2009	$6.68500	$9.82196	310,772
01/01/2010 to 12/31/2010	$9.82196	$11.63889	294,395
01/01/2011 to 12/31/2011	$11.63889	$9.74194	226,919
01/01/2012 to 12/31/2012	$9.74194	$9.93017	217,327
01/01/2013 to 12/31/2013	$9.93017	$11.27160	169,563
01/01/2014 to 12/31/2014	$11.27160	$10.16156	275,513
01/01/2015 to 12/31/2015	$10.16156	$8.07199	272,140
01/01/2016 to 12/31/2016	$8.07199	$9.89599	293,147

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2007 to 12/31/2007	$10.30028	$11.10959	50,861
01/01/2008 to 12/31/2008	$11.10959	$10.66311	47,286
01/01/2009 to 12/31/2009	$10.66311	$11.76100	57,136
01/01/2010 to 12/31/2010	$11.76100	$12.23466	65,204
01/01/2011 to 12/31/2011	$12.23466	$12.53271	55,436
01/01/2012 to 12/31/2012	$12.53271	$12.97326	56,927
01/01/2013 to 12/31/2013	$12.97326	$12.28368	40,811
01/01/2014 to 12/31/2014	$12.28368	$12.15160	43,026
01/01/2015 to 12/31/2015	$12.15160	$11.40229	35,900
01/01/2016 to 12/31/2016	$11.40229	$11.70637	32,227
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.02043	$10.96842	93,783
01/01/2008 to 12/31/2008	$10.96842	$6.76530	96,543
01/01/2009 to 12/31/2009	$6.76530	$7.87070	90,846
01/01/2010 to 12/31/2010	$7.87070	$8.70630	78,103
01/01/2011 to 12/31/2011	$8.70630	$8.52302	52,958
01/01/2012 to 12/31/2012	$8.52302	$9.50818	57,370
01/01/2013 to 12/31/2013	$9.50818	$12.59303	64,329
01/01/2014 to 12/31/2014	$12.59303	$12.58153	64,783
01/01/2015 to 12/31/2015	$12.58153	$11.62676	57,663
01/01/2016 to 12/31/2016	$11.62676	$12.13937	54,671
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
01/01/2007 to 12/31/2007	$10.40684	$10.51880	44,871
01/01/2008 to 12/31/2008	$10.51880	$6.40279	31,736
01/01/2009 to 12/31/2009	$6.40279	$8.74826	34,653
01/01/2010 to 12/31/2010	$8.74826	$10.63810	23,799
01/01/2011 to 12/31/2011	$10.63810	$10.10447	22,895
01/01/2012 to 12/31/2012	$10.10447	$11.77025	24,048
01/01/2013 to 12/31/2013	$11.77025	$15.33267	23,120
01/01/2014 to 12/31/2014	$15.33267	$17.34179	25,681
01/01/2015 to 12/31/2015	$17.34179	$15.93286	21,695
01/01/2016 to 12/31/2016	$15.93286	$17.86852	19,316
AST Wellington Management Hedged Equity Portfolio
01/01/2007 to 12/31/2007	$10.65444	$11.48247	397,218
01/01/2008 to 12/31/2008	$11.48247	$6.51462	474,602
01/01/2009 to 12/31/2009	$6.51462	$8.23096	481,950
01/01/2010 to 12/31/2010	$8.23096	$9.28255	362,465
01/01/2011 to 12/31/2011	$9.28255	$8.81652	354,917
01/01/2012 to 12/31/2012	$8.81652	$9.62790	328,595
01/01/2013 to 12/31/2013	$9.62790	$11.41354	281,095
01/01/2014 to 12/31/2014	$11.41354	$11.84642	227,942
01/01/2015 to 12/31/2015	$11.84642	$11.58035	227,155
01/01/2016 to 12/31/2016	$11.58035	$12.13611	220,257
AST Western Asset Core Plus Bond Portfolio
11/19/2007* to 12/31/2007	$9.99865	$9.97982	0
01/01/2008 to 12/31/2008	$9.97982	$9.30609	42,799
01/01/2009 to 12/31/2009	$9.30609	$10.21975	83,444
01/01/2010 to 12/31/2010	$10.21975	$10.83793	82,277
01/01/2011 to 12/31/2011	$10.83793	$11.30449	65,069
01/01/2012 to 12/31/2012	$11.30449	$11.99408	88,104
01/01/2013 to 12/31/2013	$11.99408	$11.62324	90,835
01/01/2014 to 12/31/2014	$11.62324	$12.25749	100,393
01/01/2015 to 12/31/2015	$12.25749	$12.20762	98,016
01/01/2016 to 12/31/2016	$12.20762	$12.62834	117,217

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07812	$6.64404	140,497
01/01/2009 to 12/31/2009	$6.64404	$8.50125	347,789
01/01/2010 to 12/31/2010	$8.50125	$9.21963	372,157
01/01/2011 to 12/31/2011	$9.21963	$8.91860	334,271
01/01/2012 to 09/21/2012	$8.91860	$9.99371	0
*Denotes the start date of these sub-accounts

PREMIER B SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Lifetime Five Income Benefit Only (1.75%) OR Highest Daily Lifetime Five Income Benefit Only (1.75%) OR HD GRO 60 bps (1.75%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.54251	$11.31443	7,345,965
01/01/2008 to 12/31/2008	$11.31443	$7.58029	5,248,292
01/01/2009 to 12/31/2009	$7.58029	$9.26448	5,326,490
01/01/2010 to 12/31/2010	$9.26448	$10.19462	5,089,366
01/01/2011 to 12/31/2011	$10.19462	$9.75312	4,414,821
01/01/2012 to 12/31/2012	$9.75312	$10.78971	4,205,446
01/01/2013 to 12/31/2013	$10.78971	$11.66170	3,885,835
01/01/2014 to 12/31/2014	$11.66170	$11.89871	3,456,020
01/01/2015 to 12/31/2015	$11.89871	$11.31759	2,961,298
01/01/2016 to 12/31/2016	$11.31759	$11.82816	2,648,709
AST Advanced Strategies Portfolio
01/01/2007 to 12/31/2007	$10.48624	$11.28462	2,149,669
01/01/2008 to 12/31/2008	$11.28462	$7.78498	1,496,155
01/01/2009 to 12/31/2009	$7.78498	$9.65571	1,546,021
01/01/2010 to 12/31/2010	$9.65571	$10.79033	1,571,211
01/01/2011 to 12/31/2011	$10.79033	$10.61693	1,431,282
01/01/2012 to 12/31/2012	$10.61693	$11.85825	1,399,765
01/01/2013 to 12/31/2013	$11.85825	$13.58391	1,405,413
01/01/2014 to 12/31/2014	$13.58391	$14.16565	1,329,201
01/01/2015 to 12/31/2015	$14.16565	$14.03379	1,178,125
01/01/2016 to 12/31/2016	$14.03379	$14.77312	1,052,395
AST American Century Income & Growth Portfolio
01/01/2007 to 12/31/2007	$11.02064	$10.81865	0
01/01/2008 to 12/31/2008	$10.81865	$6.93814	0
01/01/2009 to 12/31/2009	$6.93814	$8.03080	6,596
01/01/2010 to 12/31/2010	$8.03080	$8.98555	11,755
01/01/2011 to 12/31/2011	$8.98555	$9.14661	2,574
01/01/2012 to 05/04/2012	$9.14661	$9.93586	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99857	$11.63159	0
01/01/2014 to 12/31/2014	$11.63159	$12.93693	0
01/01/2015 to 12/31/2015	$12.93693	$12.93406	0
01/01/2016 to 12/31/2016	$12.93406	$14.07266	0
AST Balanced Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.49898	$11.25387	2,883,308
01/01/2008 to 12/31/2008	$11.25387	$7.88566	2,705,876
01/01/2009 to 12/31/2009	$7.88566	$9.55557	2,782,580
01/01/2010 to 12/31/2010	$9.55557	$10.54773	2,691,285
01/01/2011 to 12/31/2011	$10.54773	$10.24057	2,316,352
01/01/2012 to 12/31/2012	$10.24057	$11.31975	2,212,535
01/01/2013 to 12/31/2013	$11.31975	$13.08835	2,118,897
01/01/2014 to 12/31/2014	$13.08835	$13.70209	1,991,147
01/01/2015 to 12/31/2015	$13.70209	$13.53054	1,759,313
01/01/2016 to 12/31/2016	$13.53054	$14.13578	1,581,543

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99857	$9.16255	12,751
01/01/2012 to 12/31/2012	$9.16255	$10.07596	22,426
01/01/2013 to 12/31/2013	$10.07596	$10.97739	22,367
01/01/2014 to 12/31/2014	$10.97739	$11.31669	20,385
01/01/2015 to 12/31/2015	$11.31669	$10.78833	20,068
01/01/2016 to 12/31/2016	$10.78833	$11.34118	18,043
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99857	$10.49507	1,806
01/01/2014 to 12/31/2014	$10.49507	$10.68352	139
01/01/2015 to 12/31/2015	$10.68352	$10.52840	6,003
01/01/2016 to 12/31/2016	$10.52840	$11.00455	11,910
AST BlackRock Low Duration Bond Portfolio
01/01/2007 to 12/31/2007	$10.16612	$10.66960	0
01/01/2008 to 12/31/2008	$10.66960	$10.60295	0
01/01/2009 to 12/31/2009	$10.60295	$11.48658	3,251
01/01/2010 to 12/31/2010	$11.48658	$11.72926	11,456
01/01/2011 to 12/31/2011	$11.72926	$11.78694	9,762
01/01/2012 to 12/31/2012	$11.78694	$12.12782	10,369
01/01/2013 to 12/31/2013	$12.12782	$11.66008	509
01/01/2014 to 12/31/2014	$11.66008	$11.44852	771
01/01/2015 to 12/31/2015	$11.44852	$11.30598	521
01/01/2016 to 12/31/2016	$11.30598	$11.29361	45
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2007 to 12/31/2007	$10.29870	$10.96160	0
01/01/2008 to 12/31/2008	$10.96160	$10.52960	0
01/01/2009 to 12/31/2009	$10.52960	$12.05880	52,387
01/01/2010 to 12/31/2010	$12.05880	$12.76610	80,428
01/01/2011 to 12/31/2011	$12.76610	$12.94556	46,981
01/01/2012 to 12/31/2012	$12.94556	$13.90862	46,392
01/01/2013 to 12/31/2013	$13.90862	$13.41826	23,193
01/01/2014 to 12/31/2014	$13.41826	$13.74548	32,012
01/01/2015 to 12/31/2015	$13.74548	$13.22431	22,907
01/01/2016 to 12/31/2016	$13.22431	$13.54685	15,803
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$9.99905	$9.38572	0
01/01/2010 to 12/31/2010	$9.38572	$10.19992	0
01/01/2011 to 12/31/2011	$10.19992	$10.99092	0
01/01/2012 to 12/31/2012	$10.99092	$11.25150	0
01/01/2013 to 12/31/2013	$11.25150	$10.98198	0
01/01/2014 to 12/31/2014	$10.98198	$10.84304	0
01/01/2015 to 12/31/2015	$10.84304	$10.63187	0
01/01/2016 to 12/31/2016	$10.63187	$10.49794	0
AST Bond Portfolio 2018
01/28/2008* to 12/31/2008	$9.99858	$12.04396	0
01/01/2009 to 12/31/2009	$12.04396	$11.12056	0
01/01/2010 to 12/31/2010	$11.12056	$12.15179	0
01/01/2011 to 12/31/2011	$12.15179	$13.56492	0
01/01/2012 to 12/31/2012	$13.56492	$14.09333	0
01/01/2013 to 12/31/2013	$14.09333	$13.41564	0
01/01/2014 to 12/31/2014	$13.41564	$13.53594	0
01/01/2015 to 12/31/2015	$13.53594	$13.41092	0
01/01/2016 to 12/31/2016	$13.41092	$13.39292	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2019
01/28/2008* to 12/31/2008	$9.99858	$12.11286	0
01/01/2009 to 12/31/2009	$12.11286	$10.98780	0
01/01/2010 to 12/31/2010	$10.98780	$12.02578	100
01/01/2011 to 12/31/2011	$12.02578	$13.70693	506
01/01/2012 to 12/31/2012	$13.70693	$14.26024	0
01/01/2013 to 12/31/2013	$14.26024	$13.33784	0
01/01/2014 to 12/31/2014	$13.33784	$13.66734	0
01/01/2015 to 12/31/2015	$13.66734	$13.57611	0
01/01/2016 to 12/31/2016	$13.57611	$13.53613	0
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99905	$8.79604	0
01/01/2010 to 12/31/2010	$8.79604	$9.66876	58,389
01/01/2011 to 12/31/2011	$9.66876	$11.27734	95
01/01/2012 to 12/31/2012	$11.27734	$11.78346	0
01/01/2013 to 12/31/2013	$11.78346	$10.82629	0
01/01/2014 to 12/31/2014	$10.82629	$11.29551	0
01/01/2015 to 12/31/2015	$11.29551	$11.27065	0
01/01/2016 to 12/31/2016	$11.27065	$11.29383	97
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99810	$11.01729	38,657
01/01/2011 to 12/31/2011	$11.01729	$13.02623	638,952
01/01/2012 to 12/31/2012	$13.02623	$13.67162	227,008
01/01/2013 to 12/31/2013	$13.67162	$12.49582	26,076
01/01/2014 to 12/31/2014	$12.49582	$13.22419	13,414
01/01/2015 to 12/31/2015	$13.22419	$13.22852	16,048
01/01/2016 to 12/31/2016	$13.22852	$13.26576	17,396
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99857	$12.03025	286,401
01/01/2012 to 12/31/2012	$12.03025	$12.51433	365,575
01/01/2013 to 12/31/2013	$12.51433	$11.10044	18,376
01/01/2014 to 12/31/2014	$11.10044	$12.04074	18,069
01/01/2015 to 12/31/2015	$12.04074	$12.08175	18,103
01/01/2016 to 12/31/2016	$12.08175	$12.09126	18,105
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99810	$10.40740	255,326
01/01/2013 to 12/31/2013	$10.40740	$9.18516	928,295
01/01/2014 to 12/31/2014	$9.18516	$10.16623	341,703
01/01/2015 to 12/31/2015	$10.16623	$10.26182	68,093
01/01/2016 to 12/31/2016	$10.26182	$10.27831	67,072
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99905	$8.75667	617,813
01/01/2014 to 12/31/2014	$8.75667	$9.86176	405,588
01/01/2015 to 12/31/2015	$9.86176	$9.96747	1,968
01/01/2016 to 12/31/2016	$9.96747	$9.98311	1,965
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99905	$11.31222	185,355
01/01/2015 to 12/31/2015	$11.31222	$11.33979	797,267
01/01/2016 to 12/31/2016	$11.33979	$11.42066	69,592
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99905	$9.94591	349,755
01/01/2016 to 12/31/2016	$9.94591	$9.97813	528,671
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99810	$9.88741	801,584

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14535	$10.29945	0
01/01/2010 to 12/31/2010	$10.29945	$11.51148	3,884
01/01/2011 to 12/31/2011	$11.51148	$10.64939	4,117
01/01/2012 to 12/31/2012	$10.64939	$11.85108	107
01/01/2013 to 12/31/2013	$11.85108	$15.30798	44
01/01/2014 to 12/31/2014	$15.30798	$16.58906	81
01/01/2015 to 12/31/2015	$16.58906	$15.52687	50
01/01/2016 to 12/31/2016	$15.52687	$17.35800	33
AST Capital Growth Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.60086	$11.43120	7,256,023
01/01/2008 to 12/31/2008	$11.43120	$7.30917	5,570,348
01/01/2009 to 12/31/2009	$7.30917	$9.00313	5,643,870
01/01/2010 to 12/31/2010	$9.00313	$10.03170	5,740,105
01/01/2011 to 12/31/2011	$10.03170	$9.62010	5,142,553
01/01/2012 to 12/31/2012	$9.62010	$10.75186	5,122,405
01/01/2013 to 12/31/2013	$10.75186	$12.96360	5,014,287
01/01/2014 to 12/31/2014	$12.96360	$13.63181	4,801,992
01/01/2015 to 12/31/2015	$13.63181	$13.46876	4,364,272
01/01/2016 to 12/31/2016	$13.46876	$14.14249	4,045,503
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99857	$11.65594	0
01/01/2014 to 12/31/2014	$11.65594	$13.01454	0
01/01/2015 to 12/31/2015	$13.01454	$12.33375	0
01/01/2016 to 12/31/2016	$12.33375	$13.92760	0
AST Cohen & Steers Realty Portfolio
01/01/2007 to 12/31/2007	$12.11318	$9.53033	0
01/01/2008 to 12/31/2008	$9.53033	$6.08313	0
01/01/2009 to 12/31/2009	$6.08313	$7.88735	3,042
01/01/2010 to 12/31/2010	$7.88735	$9.97588	3,002
01/01/2011 to 12/31/2011	$9.97588	$10.45070	1,299
01/01/2012 to 12/31/2012	$10.45070	$11.84713	2,109
01/01/2013 to 12/31/2013	$11.84713	$12.00823	602
01/01/2014 to 12/31/2014	$12.00823	$15.45011	876
01/01/2015 to 12/31/2015	$15.45011	$15.91989	271
01/01/2016 to 12/31/2016	$15.91989	$16.40008	193
AST DeAm Small-Cap Value Portfolio
01/01/2007 to 12/31/2007	$10.45147	$8.44578	0
01/01/2008 to 07/18/2008	$8.44578	$7.73525	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99857	$9.68473	5,799
01/01/2014 to 12/31/2014	$9.68473	$10.00378	6,905
01/01/2015 to 12/31/2015	$10.00378	$9.82211	23,054
01/01/2016 to 12/31/2016	$9.82211	$10.09453	27,784
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10358	$7.50322	13,336
01/01/2009 to 12/31/2009	$7.50322	$8.93974	26,953
01/01/2010 to 12/31/2010	$8.93974	$9.95667	62,320
01/01/2011 to 12/31/2011	$9.95667	$9.54376	42,822
01/01/2012 to 12/31/2012	$9.54376	$10.65837	53,623
01/01/2013 to 12/31/2013	$10.65837	$12.48890	42,518
01/01/2014 to 12/31/2014	$12.48890	$12.97613	56,946
01/01/2015 to 10/16/2015	$12.97613	$12.93683	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST FI Pyramis® Quantitative Portfolio
01/01/2007 to 12/31/2007	$10.52216	$11.22519	1,558,196
01/01/2008 to 12/31/2008	$11.22519	$7.22737	1,139,320
01/01/2009 to 12/31/2009	$7.22737	$8.79712	1,202,613
01/01/2010 to 12/31/2010	$8.79712	$9.88773	1,180,706
01/01/2011 to 12/31/2011	$9.88773	$9.57167	945,215
01/01/2012 to 12/31/2012	$9.57167	$10.40722	936,387
01/01/2013 to 12/31/2013	$10.40722	$11.73797	880,780
01/01/2014 to 12/31/2014	$11.73797	$11.89971	822,413
01/01/2015 to 12/31/2015	$11.89971	$11.81091	740,930
01/01/2016 to 12/31/2016	$11.81091	$12.10197	699,851
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99858	$7.47065	27,272
01/01/2009 to 11/13/2009	$7.47065	$8.35030	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99858	$10.74305	220,133
01/01/2013 to 12/31/2013	$10.74305	$13.14209	215,841
01/01/2014 to 12/31/2014	$13.14209	$13.32657	216,246
01/01/2015 to 10/16/2015	$13.32657	$12.76212	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99857	$10.81138	10,330
01/01/2014 to 12/31/2014	$10.81138	$10.89737	21,184
01/01/2015 to 10/16/2015	$10.89737	$10.39587	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17526	$6.11150	0
01/01/2009 to 12/31/2009	$6.11150	$8.11460	4,642
01/01/2010 to 12/31/2010	$8.11460	$9.58600	8,225
01/01/2011 to 12/31/2011	$9.58600	$8.94656	4,220
01/01/2012 to 12/31/2012	$8.94656	$11.14928	7,623
01/01/2013 to 12/31/2013	$11.14928	$11.43388	7,791
01/01/2014 to 12/31/2014	$11.43388	$12.80175	7,787
01/01/2015 to 12/31/2015	$12.80175	$12.57027	5,799
01/01/2016 to 12/31/2016	$12.57027	$12.46508	5,559
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2007 to 12/31/2007	$10.24906	$11.48125	0
01/01/2008 to 12/31/2008	$11.48125	$6.73972	0
01/01/2009 to 12/31/2009	$6.73972	$9.89579	4,004
01/01/2010 to 12/31/2010	$9.89579	$10.72625	4,220
01/01/2011 to 12/31/2011	$10.72625	$10.12478	1,716
01/01/2012 to 12/31/2012	$10.12478	$11.91711	2,091
01/01/2013 to 12/31/2013	$11.91711	$15.19533	572
01/01/2014 to 02/07/2014	$15.19533	$14.94763	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.03108	$11.39626	0
01/01/2008 to 12/31/2008	$11.39626	$6.64269	0
01/01/2009 to 12/31/2009	$6.64269	$7.78118	4,897
01/01/2010 to 12/31/2010	$7.78118	$8.63286	9,895
01/01/2011 to 12/31/2011	$8.63286	$8.01634	5,256
01/01/2012 to 12/31/2012	$8.01634	$9.42776	7,881
01/01/2013 to 12/31/2013	$9.42776	$12.37349	4,325
01/01/2014 to 12/31/2014	$12.37349	$13.75771	5,718
01/01/2015 to 12/31/2015	$13.75771	$12.89618	6,332
01/01/2016 to 12/31/2016	$12.89618	$14.13769	4,866

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$9.86401	$11.56909	0
01/01/2008 to 12/31/2008	$11.56909	$6.73180	0
01/01/2009 to 12/31/2009	$6.73180	$10.39351	7,059
01/01/2010 to 12/31/2010	$10.39351	$12.24001	9,473
01/01/2011 to 12/31/2011	$12.24001	$11.67165	4,236
01/01/2012 to 12/31/2012	$11.67165	$13.72046	5,315
01/01/2013 to 12/31/2013	$13.72046	$17.82536	2,696
01/01/2014 to 12/31/2014	$17.82536	$19.53827	4,053
01/01/2015 to 12/31/2015	$19.53827	$18.11048	3,808
01/01/2016 to 12/31/2016	$18.11048	$18.09234	2,627
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08926	$7.61215	57,389
01/01/2009 to 12/31/2009	$7.61215	$9.23061	196,954
01/01/2010 to 12/31/2010	$9.23061	$10.12402	196,131
01/01/2011 to 12/31/2011	$10.12402	$9.89972	158,625
01/01/2012 to 12/31/2012	$9.89972	$10.71473	162,464
01/01/2013 to 12/31/2013	$10.71473	$11.56473	115,142
01/01/2014 to 12/31/2014	$11.56473	$11.82516	211,086
01/01/2015 to 12/31/2015	$11.82516	$11.51605	153,374
01/01/2016 to 12/31/2016	$11.51605	$11.91324	124,022
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03346	$7.63699	0
01/01/2009 to 12/31/2009	$7.63699	$9.52067	0
01/01/2010 to 12/31/2010	$9.52067	$11.86158	678
01/01/2011 to 12/31/2011	$11.86158	$11.80975	427
01/01/2012 to 12/31/2012	$11.80975	$13.42742	693
01/01/2013 to 12/31/2013	$13.42742	$18.31854	267
01/01/2014 to 12/31/2014	$18.31854	$19.29943	584
01/01/2015 to 12/31/2015	$19.29943	$17.92539	350
01/01/2016 to 12/31/2016	$17.92539	$21.90098	154
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
01/01/2007 to 12/31/2007	$10.20465	$10.51994	0
01/01/2008 to 12/31/2008	$10.51994	$10.59840	0
01/01/2009 to 12/31/2009	$10.59840	$10.44180	27,394
01/01/2010 to 12/31/2010	$10.44180	$10.26477	20,194
01/01/2011 to 12/31/2011	$10.26477	$10.09057	14,484
01/01/2012 to 12/31/2012	$10.09057	$9.91778	11,183
01/01/2013 to 12/31/2013	$9.91778	$9.74711	4,286
01/01/2014 to 12/31/2014	$9.74711	$9.57930	3,706
01/01/2015 to 12/31/2015	$9.57930	$9.41473	11,658
01/01/2016 to 12/31/2016	$9.41473	$9.25340	1,471
AST High Yield Portfolio
01/01/2007 to 12/31/2007	$10.56250	$10.63742	0
01/01/2008 to 12/31/2008	$10.63742	$7.78400	0
01/01/2009 to 12/31/2009	$7.78400	$10.37011	4,733
01/01/2010 to 12/31/2010	$10.37011	$11.56763	6,252
01/01/2011 to 12/31/2011	$11.56763	$11.72970	3,189
01/01/2012 to 12/31/2012	$11.72970	$13.12705	4,253
01/01/2013 to 12/31/2013	$13.12705	$13.82773	1,412
01/01/2014 to 12/31/2014	$13.82773	$13.93758	2,673
01/01/2015 to 12/31/2015	$13.93758	$13.20972	887
01/01/2016 to 12/31/2016	$13.20972	$14.98190	497

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.00919	$10.49565	0
01/01/2008 to 12/31/2008	$10.49565	$6.03521	0
01/01/2009 to 12/31/2009	$6.03521	$7.08407	1,262
01/01/2010 to 12/31/2010	$7.08407	$7.87845	7,746
01/01/2011 to 12/31/2011	$7.87845	$7.41911	3,072
01/01/2012 to 12/31/2012	$7.41911	$8.52255	3,715
01/01/2013 to 12/31/2013	$8.52255	$11.71491	1,734
01/01/2014 to 12/31/2014	$11.71491	$13.09615	2,922
01/01/2015 to 12/31/2015	$13.09615	$11.86233	1,674
01/01/2016 to 12/31/2016	$11.86233	$13.97729	1,685
AST International Growth Portfolio
01/01/2007 to 12/31/2007	$10.60171	$12.40345	0
01/01/2008 to 12/31/2008	$12.40345	$6.06655	0
01/01/2009 to 12/31/2009	$6.06655	$8.06631	4,243
01/01/2010 to 12/31/2010	$8.06631	$9.07693	5,838
01/01/2011 to 12/31/2011	$9.07693	$7.76802	3,046
01/01/2012 to 12/31/2012	$7.76802	$9.18910	3,757
01/01/2013 to 12/31/2013	$9.18910	$10.75208	1,470
01/01/2014 to 12/31/2014	$10.75208	$9.98329	3,213
01/01/2015 to 12/31/2015	$9.98329	$10.12041	2,173
01/01/2016 to 12/31/2016	$10.12041	$9.57095	1,123
AST International Value Portfolio
01/01/2007 to 12/31/2007	$10.86454	$12.57772	0
01/01/2008 to 12/31/2008	$12.57772	$6.92187	0
01/01/2009 to 12/31/2009	$6.92187	$8.87760	3,530
01/01/2010 to 12/31/2010	$8.87760	$9.69193	7,861
01/01/2011 to 12/31/2011	$9.69193	$8.33006	3,732
01/01/2012 to 12/31/2012	$8.33006	$9.55185	4,899
01/01/2013 to 12/31/2013	$9.55185	$11.21503	1,633
01/01/2014 to 12/31/2014	$11.21503	$10.28322	3,641
01/01/2015 to 12/31/2015	$10.28322	$10.18895	2,068
01/01/2016 to 12/31/2016	$10.18895	$10.07217	860
AST Investment Grade Bond Portfolio
01/28/2008* to 12/31/2008	$9.99858	$10.72532	267,368
01/01/2009 to 12/31/2009	$10.72532	$11.73237	128,909
01/01/2010 to 12/31/2010	$11.73237	$12.77720	95,027
01/01/2011 to 12/31/2011	$12.77720	$14.12060	187,387
01/01/2012 to 12/31/2012	$14.12060	$15.18209	87,772
01/01/2013 to 12/31/2013	$15.18209	$14.44607	53,556
01/01/2014 to 12/31/2014	$14.44607	$15.15307	45,616
01/01/2015 to 12/31/2015	$15.15307	$15.06717	87,020
01/01/2016 to 12/31/2016	$15.06717	$15.43117	96,421
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11177	$7.13625	16,439
01/01/2009 to 12/31/2009	$7.13625	$8.88380	67,144
01/01/2010 to 12/31/2010	$8.88380	$9.93736	119,181
01/01/2011 to 12/31/2011	$9.93736	$9.71107	68,162
01/01/2012 to 12/31/2012	$9.71107	$10.84004	76,152
01/01/2013 to 12/31/2013	$10.84004	$12.38828	87,349
01/01/2014 to 12/31/2014	$12.38828	$12.95014	94,562
01/01/2015 to 12/31/2015	$12.95014	$12.59413	92,631
01/01/2016 to 12/31/2016	$12.59413	$13.02377	87,574

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2007 to 12/31/2007	$10.57842	$11.37690	0
01/01/2008 to 12/31/2008	$11.37690	$6.55421	0
01/01/2009 to 12/31/2009	$6.55421	$8.75281	5,437
01/01/2010 to 12/31/2010	$8.75281	$9.21909	12,381
01/01/2011 to 12/31/2011	$9.21909	$8.23160	7,644
01/01/2012 to 12/31/2012	$8.23160	$9.86225	8,602
01/01/2013 to 12/31/2013	$9.86225	$11.18153	5,562
01/01/2014 to 12/31/2014	$11.18153	$10.28971	8,529
01/01/2015 to 12/31/2015	$10.28971	$9.83010	5,890
01/01/2016 to 12/31/2016	$9.83010	$9.84804	4,342
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2007 to 12/31/2007	$10.53489	$10.55381	314,971
01/01/2008 to 12/31/2008	$10.55381	$8.54506	429,061
01/01/2009 to 12/31/2009	$8.54506	$10.24727	458,937
01/01/2010 to 12/31/2010	$10.24727	$10.80817	460,917
01/01/2011 to 12/31/2011	$10.80817	$10.64726	472,112
01/01/2012 to 12/31/2012	$10.64726	$11.58557	484,380
01/01/2013 to 12/31/2013	$11.58557	$12.64248	479,530
01/01/2014 to 12/31/2014	$12.64248	$13.10208	482,649
01/01/2015 to 12/31/2015	$13.10208	$12.85331	437,427
01/01/2016 to 12/31/2016	$12.85331	$13.11758	402,534
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08396	$10.28967	219
01/01/2010 to 12/31/2010	$10.28967	$11.25705	2,266
01/01/2011 to 12/31/2011	$11.25705	$11.13692	1,226
01/01/2012 to 12/31/2012	$11.13692	$12.60745	1,644
01/01/2013 to 12/31/2013	$12.60745	$16.91249	1,346
01/01/2014 to 12/31/2014	$16.91249	$18.20134	1,736
01/01/2015 to 12/31/2015	$18.20134	$19.79057	788
01/01/2016 to 12/31/2016	$19.79057	$19.16604	954
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$10.21374	$11.53918	0
01/01/2008 to 12/31/2008	$11.53918	$6.38917	0
01/01/2009 to 12/31/2009	$6.38917	$8.14798	7,793
01/01/2010 to 12/31/2010	$8.14798	$9.58964	14,449
01/01/2011 to 12/31/2011	$9.58964	$9.33879	7,967
01/01/2012 to 12/31/2012	$9.33879	$10.30371	11,859
01/01/2013 to 12/31/2013	$10.30371	$13.83409	6,287
01/01/2014 to 12/31/2014	$13.83409	$15.03587	10,524
01/01/2015 to 12/31/2015	$15.03587	$16.26566	5,825
01/01/2016 to 12/31/2016	$16.26566	$16.87788	3,185
AST Lord Abbett Core Fixed Income Portfolio
01/01/2007 to 12/31/2007	$10.47669	$10.92227	0
01/01/2008 to 12/31/2008	$10.92227	$8.23823	0
01/01/2009 to 12/31/2009	$8.23823	$10.89824	2,313
01/01/2010 to 12/31/2010	$10.89824	$12.14768	1,264
01/01/2011 to 12/31/2011	$12.14768	$13.15337	1,206
01/01/2012 to 12/31/2012	$13.15337	$13.69343	2,725
01/01/2013 to 12/31/2013	$13.69343	$13.18866	793
01/01/2014 to 12/31/2014	$13.18866	$13.78995	1,670
01/01/2015 to 12/31/2015	$13.78995	$13.47363	1,018
01/01/2016 to 12/31/2016	$13.47363	$13.58691	595

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2007 to 12/31/2007	$11.10079	$11.93449	0
01/01/2008 to 12/31/2008	$11.93449	$7.74226	0
01/01/2009 to 12/31/2009	$7.74226	$10.00657	4,376
01/01/2010 to 12/31/2010	$10.00657	$11.01926	2,936
01/01/2011 to 12/31/2011	$11.01926	$10.49074	1,831
01/01/2012 to 12/31/2012	$10.49074	$12.68948	2,419
01/01/2013 to 12/31/2013	$12.68948	$15.91756	647
01/01/2014 to 12/31/2014	$15.91756	$16.21177	1,061
01/01/2015 to 12/31/2015	$16.21177	$15.69952	689
01/01/2016 to 12/31/2016	$15.69952	$16.52739	641
AST MFS Growth Portfolio
01/01/2007 to 12/31/2007	$10.38005	$11.74189	0
01/01/2008 to 12/31/2008	$11.74189	$7.35047	0
01/01/2009 to 12/31/2009	$7.35047	$8.97986	604
01/01/2010 to 12/31/2010	$8.97986	$9.95374	4,601
01/01/2011 to 12/31/2011	$9.95374	$9.72471	1,801
01/01/2012 to 12/31/2012	$9.72471	$11.19006	1,984
01/01/2013 to 12/31/2013	$11.19006	$15.03451	522
01/01/2014 to 12/31/2014	$15.03451	$16.06290	1,643
01/01/2015 to 12/31/2015	$16.06290	$16.92789	882
01/01/2016 to 12/31/2016	$16.92789	$16.95539	523
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99858	$10.19406	0
01/01/2013 to 12/31/2013	$10.19406	$13.47564	0
01/01/2014 to 12/31/2014	$13.47564	$14.59708	0
01/01/2015 to 12/31/2015	$14.59708	$14.24224	0
01/01/2016 to 12/31/2016	$14.24224	$15.87985	0
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02848	$10.06951	0
01/01/2012 to 12/31/2012	$10.06951	$10.37829	0
01/01/2013 to 12/31/2013	$10.37829	$9.91079	0
01/01/2014 to 12/31/2014	$9.91079	$10.24201	0
01/01/2015 to 10/16/2015	$10.24201	$10.20870	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$10.19976	$12.24905	0
01/01/2008 to 12/31/2008	$12.24905	$6.83966	0
01/01/2009 to 12/31/2009	$6.83966	$8.72450	3,055
01/01/2010 to 12/31/2010	$8.72450	$11.03351	8,033
01/01/2011 to 12/31/2011	$11.03351	$11.02690	3,421
01/01/2012 to 12/31/2012	$11.02690	$12.17892	5,513
01/01/2013 to 12/31/2013	$12.17892	$15.87285	3,614
01/01/2014 to 12/31/2014	$15.87285	$16.83844	5,072
01/01/2015 to 10/16/2015	$16.83844	$17.25715	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$9.44486	$11.01865	0
01/01/2008 to 12/31/2008	$11.01865	$6.22235	0
01/01/2009 to 12/31/2009	$6.22235	$7.49518	2,765
01/01/2010 to 12/31/2010	$7.49518	$8.85927	3,680
01/01/2011 to 04/29/2011	$8.85927	$9.93478	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2007 to 12/31/2007	$10.15678	$10.29756	0
01/01/2008 to 12/31/2008	$10.29756	$5.84357	0
01/01/2009 to 12/31/2009	$5.84357	$8.07728	1,187
01/01/2010 to 12/31/2010	$8.07728	$9.79886	3,335
01/01/2011 to 12/31/2011	$9.79886	$9.39128	1,377
01/01/2012 to 12/31/2012	$9.39128	$10.81040	1,972
01/01/2013 to 12/31/2013	$10.81040	$15.08767	699
01/01/2014 to 12/31/2014	$15.08767	$16.94131	1,455
01/01/2015 to 12/31/2015	$16.94131	$15.71136	695
01/01/2016 to 12/31/2016	$15.71136	$18.25670	781
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99858	$10.31874	3,239
01/01/2013 to 12/31/2013	$10.31874	$12.05951	1,357
01/01/2014 to 12/31/2014	$12.05951	$12.46114	2,996
01/01/2015 to 12/31/2015	$12.46114	$12.09476	2,305
01/01/2016 to 12/31/2016	$12.09476	$12.40090	1,856
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10132	$5.57216	0
01/01/2009 to 12/31/2009	$5.57216	$9.11891	4,932
01/01/2010 to 12/31/2010	$9.11891	$10.95795	14,211
01/01/2011 to 12/31/2011	$10.95795	$8.58654	9,133
01/01/2012 to 12/31/2012	$8.58654	$9.95162	11,260
01/01/2013 to 12/31/2013	$9.95162	$9.80229	10,042
01/01/2014 to 12/31/2014	$9.80229	$9.18246	12,798
01/01/2015 to 12/31/2015	$9.18246	$7.51497	10,801
01/01/2016 to 12/31/2016	$7.51497	$8.29895	8,450
AST Preservation Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.41199	$11.12416	869,033
01/01/2008 to 12/31/2008	$11.12416	$8.80243	1,315,556
01/01/2009 to 12/31/2009	$8.80243	$10.38444	1,417,628
01/01/2010 to 12/31/2010	$10.38444	$11.28481	1,469,096
01/01/2011 to 12/31/2011	$11.28481	$11.20146	1,377,189
01/01/2012 to 12/31/2012	$11.20146	$12.15069	1,420,177
01/01/2013 to 12/31/2013	$12.15069	$13.04183	1,252,164
01/01/2014 to 12/31/2014	$13.04183	$13.55778	1,126,677
01/01/2015 to 12/31/2015	$13.55778	$13.34368	993,130
01/01/2016 to 12/31/2016	$13.34368	$13.83928	872,384
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01849	$10.06939	0
01/01/2012 to 12/31/2012	$10.06939	$10.59962	0
01/01/2013 to 12/31/2013	$10.59962	$10.17640	0
01/01/2014 to 12/31/2014	$10.17640	$10.60757	0
01/01/2015 to 12/31/2015	$10.60757	$10.39714	0
01/01/2016 to 12/31/2016	$10.39714	$10.64882	0
AST Prudential Growth Allocation Portfolio
01/01/2007 to 12/31/2007	$10.30127	$11.27901	2,148,978
01/01/2008 to 12/31/2008	$11.27901	$6.57207	1,469,499
01/01/2009 to 12/31/2009	$6.57207	$8.13678	1,588,708
01/01/2010 to 12/31/2010	$8.13678	$9.51787	1,677,327
01/01/2011 to 12/31/2011	$9.51787	$8.77313	1,401,227
01/01/2012 to 12/31/2012	$8.77313	$9.73603	1,364,157
01/01/2013 to 12/31/2013	$9.73603	$11.19768	1,276,895
01/01/2014 to 12/31/2014	$11.19768	$12.01729	1,233,509
01/01/2015 to 12/31/2015	$12.01729	$11.73825	1,236,886
01/01/2016 to 12/31/2016	$11.73825	$12.70141	1,116,875

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99857	$11.67121	0
01/01/2014 to 12/31/2014	$11.67121	$13.21876	0
01/01/2015 to 12/31/2015	$13.21876	$13.19191	0
01/01/2016 to 12/31/2016	$13.19191	$14.37307	0
AST QMA US Equity Alpha Portfolio
01/01/2007 to 12/31/2007	$10.72630	$10.76050	0
01/01/2008 to 12/31/2008	$10.76050	$6.48081	0
01/01/2009 to 12/31/2009	$6.48081	$7.75928	534
01/01/2010 to 12/31/2010	$7.75928	$8.77355	588
01/01/2011 to 12/31/2011	$8.77355	$8.92102	5,253
01/01/2012 to 12/31/2012	$8.92102	$10.41605	393
01/01/2013 to 12/31/2013	$10.41605	$13.55651	147
01/01/2014 to 12/31/2014	$13.55651	$15.61679	345
01/01/2015 to 12/31/2015	$15.61679	$15.82080	209
01/01/2016 to 12/31/2016	$15.82080	$17.85767	116
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99857	$8.89568	1,189
01/01/2012 to 12/31/2012	$8.89568	$9.89278	1,189
01/01/2013 to 12/31/2013	$9.89278	$11.90029	1,189
01/01/2014 to 12/31/2014	$11.90029	$12.45586	1,189
01/01/2015 to 12/31/2015	$12.45586	$12.26001	4,744
01/01/2016 to 12/31/2016	$12.26001	$12.81147	2,497
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08108	$7.34315	104,119
01/01/2009 to 12/31/2009	$7.34315	$8.90471	167,537
01/01/2010 to 12/31/2010	$8.90471	$9.79462	219,911
01/01/2011 to 12/31/2011	$9.79462	$9.45152	190,109
01/01/2012 to 12/31/2012	$9.45152	$10.24388	198,399
01/01/2013 to 12/31/2013	$10.24388	$11.32005	177,996
01/01/2014 to 12/31/2014	$11.32005	$11.69718	173,192
01/01/2015 to 12/31/2015	$11.69718	$11.47690	168,887
01/01/2016 to 12/31/2016	$11.47690	$11.82304	157,881
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09925	$6.69446	30,005
01/01/2009 to 12/31/2009	$6.69446	$8.34595	120,538
01/01/2010 to 12/31/2010	$8.34595	$9.37899	168,807
01/01/2011 to 12/31/2011	$9.37899	$8.99772	123,003
01/01/2012 to 12/31/2012	$8.99772	$10.24908	139,301
01/01/2013 to 12/31/2013	$10.24908	$11.89196	149,104
01/01/2014 to 12/31/2014	$11.89196	$12.32226	158,314
01/01/2015 to 12/31/2015	$12.32226	$12.04457	290,304
01/01/2016 to 12/31/2016	$12.04457	$12.64488	249,445
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2007 to 12/31/2007	$10.56714	$11.31065	102,888
01/01/2008 to 12/31/2008	$11.31065	$7.75997	85,839
01/01/2009 to 12/31/2009	$7.75997	$9.71715	170,482
01/01/2010 to 12/31/2010	$9.71715	$10.67818	242,375
01/01/2011 to 12/31/2011	$10.67818	$10.13994	193,517
01/01/2012 to 12/31/2012	$10.13994	$11.07516	201,244
01/01/2013 to 12/31/2013	$11.07516	$12.45205	189,789
01/01/2014 to 12/31/2014	$12.45205	$12.60941	180,154
01/01/2015 to 10/16/2015	$12.60941	$12.25766	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2007 to 12/31/2007	$9.94478	$10.86864	0
01/01/2008 to 12/31/2008	$10.86864	$5.97180	0
01/01/2009 to 12/31/2009	$5.97180	$7.78612	2,497
01/01/2010 to 12/31/2010	$7.78612	$10.14271	7,539
01/01/2011 to 12/31/2011	$10.14271	$8.66144	4,659
01/01/2012 to 12/31/2012	$8.66144	$10.22095	6,891
01/01/2013 to 12/31/2013	$10.22095	$14.14486	4,877
01/01/2014 to 12/31/2014	$14.14486	$14.58836	6,843
01/01/2015 to 12/31/2015	$14.58836	$14.52882	3,472
01/01/2016 to 12/31/2016	$14.52882	$15.37883	1,991
AST Small-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$9.90872	$10.43378	0
01/01/2008 to 12/31/2008	$10.43378	$6.66531	0
01/01/2009 to 12/31/2009	$6.66531	$8.77180	2,301
01/01/2010 to 12/31/2010	$8.77180	$11.76047	3,732
01/01/2011 to 12/31/2011	$11.76047	$11.44523	1,577
01/01/2012 to 12/31/2012	$11.44523	$12.61772	2,245
01/01/2013 to 12/31/2013	$12.61772	$16.76255	1,274
01/01/2014 to 12/31/2014	$16.76255	$17.10340	2,256
01/01/2015 to 12/31/2015	$17.10340	$16.94132	957
01/01/2016 to 12/31/2016	$16.94132	$18.66136	729
AST Small-Cap Value Portfolio
01/01/2007 to 12/31/2007	$10.45801	$9.70078	0
01/01/2008 to 12/31/2008	$9.70078	$6.70059	0
01/01/2009 to 12/31/2009	$6.70059	$8.36348	4,832
01/01/2010 to 12/31/2010	$8.36348	$10.35634	6,939
01/01/2011 to 12/31/2011	$10.35634	$9.57011	3,019
01/01/2012 to 12/31/2012	$9.57011	$11.11346	3,775
01/01/2013 to 12/31/2013	$11.11346	$15.00753	1,365
01/01/2014 to 12/31/2014	$15.00753	$15.52649	2,274
01/01/2015 to 12/31/2015	$15.52649	$14.60174	1,051
01/01/2016 to 12/31/2016	$14.60174	$18.54211	615
AST T. Rowe Price Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.62508	$11.10168	1,530,578
01/01/2008 to 12/31/2008	$11.10168	$8.07989	1,055,039
01/01/2009 to 12/31/2009	$8.07989	$9.85774	1,077,905
01/01/2010 to 12/31/2010	$9.85774	$10.80580	1,134,743
01/01/2011 to 12/31/2011	$10.80580	$10.83087	1,009,735
01/01/2012 to 12/31/2012	$10.83087	$12.08098	1,106,077
01/01/2013 to 12/31/2013	$12.08098	$13.87192	1,185,143
01/01/2014 to 12/31/2014	$13.87192	$14.43485	1,122,150
01/01/2015 to 12/31/2015	$14.43485	$14.19252	1,025,324
01/01/2016 to 12/31/2016	$14.19252	$15.00123	945,068
AST T. Rowe Price Equity Income Portfolio
01/01/2007 to 12/31/2007	$11.06626	$10.48707	0
01/01/2008 to 12/31/2008	$10.48707	$5.98961	0
01/01/2009 to 12/31/2009	$5.98961	$7.28736	229
01/01/2010 to 12/31/2010	$7.28736	$8.11059	1,352
01/01/2011 to 12/31/2011	$8.11059	$7.84060	530
01/01/2012 to 12/31/2012	$7.84060	$9.03488	673
01/01/2013 to 12/31/2013	$9.03488	$11.51542	2,478
01/01/2014 to 12/31/2014	$11.51542	$12.16249	4,275
01/01/2015 to 10/16/2015	$12.16249	$11.26960	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$10.46223	$11.12804	0
01/01/2008 to 12/31/2008	$11.12804	$6.49978	0
01/01/2009 to 12/31/2009	$6.49978	$9.79749	6,044
01/01/2010 to 12/31/2010	$9.79749	$11.15143	28,201
01/01/2011 to 12/31/2011	$11.15143	$10.77407	8,146
01/01/2012 to 12/31/2012	$10.77407	$12.45032	5,640
01/01/2013 to 12/31/2013	$12.45032	$17.62352	3,661
01/01/2014 to 12/31/2014	$17.62352	$18.76579	6,409
01/01/2015 to 12/31/2015	$18.76579	$20.21049	3,097
01/01/2016 to 12/31/2016	$20.21049	$20.39960	1,817
AST T. Rowe Price Natural Resources Portfolio
01/01/2007 to 12/31/2007	$9.82387	$13.56505	0
01/01/2008 to 12/31/2008	$13.56505	$6.66754	0
01/01/2009 to 12/31/2009	$6.66754	$9.78660	18,507
01/01/2010 to 12/31/2010	$9.78660	$11.58555	26,610
01/01/2011 to 12/31/2011	$11.58555	$9.68778	13,221
01/01/2012 to 12/31/2012	$9.68778	$9.86519	13,931
01/01/2013 to 12/31/2013	$9.86519	$11.18669	6,992
01/01/2014 to 12/31/2014	$11.18669	$10.07509	11,311
01/01/2015 to 12/31/2015	$10.07509	$7.99533	9,766
01/01/2016 to 12/31/2016	$7.99533	$9.79237	5,889
AST Templeton Global Bond Portfolio
01/01/2007 to 12/31/2007	$10.29346	$11.09132	0
01/01/2008 to 12/31/2008	$11.09132	$10.63511	0
01/01/2009 to 12/31/2009	$10.63511	$11.71854	6,106
01/01/2010 to 12/31/2010	$11.71854	$12.17856	5,121
01/01/2011 to 12/31/2011	$12.17856	$12.46302	4,174
01/01/2012 to 12/31/2012	$12.46302	$12.88847	4,788
01/01/2013 to 12/31/2013	$12.88847	$12.19127	2,761
01/01/2014 to 12/31/2014	$12.19127	$12.04827	2,849
01/01/2015 to 12/31/2015	$12.04827	$11.29433	1,856
01/01/2016 to 12/31/2016	$11.29433	$11.58421	1,452
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.01318	$10.95037	0
01/01/2008 to 12/31/2008	$10.95037	$6.74756	0
01/01/2009 to 12/31/2009	$6.74756	$7.84238	2,315
01/01/2010 to 12/31/2010	$7.84238	$8.66644	2,249
01/01/2011 to 12/31/2011	$8.66644	$8.47561	1,076
01/01/2012 to 12/31/2012	$8.47561	$9.44585	1,382
01/01/2013 to 12/31/2013	$9.44585	$12.49812	481
01/01/2014 to 12/31/2014	$12.49812	$12.47455	900
01/01/2015 to 12/31/2015	$12.47455	$11.51662	536
01/01/2016 to 12/31/2016	$11.51662	$12.01259	117
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
01/01/2007 to 12/31/2007	$10.39990	$10.50138	0
01/01/2008 to 12/31/2008	$10.50138	$6.38584	0
01/01/2009 to 12/31/2009	$6.38584	$8.71638	1,504
01/01/2010 to 12/31/2010	$8.71638	$10.58897	1,510
01/01/2011 to 12/31/2011	$10.58897	$10.04800	608
01/01/2012 to 12/31/2012	$10.04800	$11.69310	766
01/01/2013 to 12/31/2013	$11.69310	$15.21723	289
01/01/2014 to 12/31/2014	$15.21723	$17.19427	513
01/01/2015 to 12/31/2015	$17.19427	$15.78177	241
01/01/2016 to 12/31/2016	$15.78177	$17.68172	157

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Wellington Management Hedged Equity Portfolio
01/01/2007 to 12/31/2007	$10.64737	$11.46345	0
01/01/2008 to 12/31/2008	$11.46345	$6.49753	0
01/01/2009 to 12/31/2009	$6.49753	$8.20138	38,652
01/01/2010 to 12/31/2010	$8.20138	$9.24013	44,538
01/01/2011 to 12/31/2011	$9.24013	$8.76758	26,079
01/01/2012 to 12/31/2012	$8.76758	$9.56505	31,664
01/01/2013 to 12/31/2013	$9.56505	$11.32796	28,295
01/01/2014 to 12/31/2014	$11.32796	$11.74589	47,719
01/01/2015 to 12/31/2015	$11.74589	$11.47075	63,071
01/01/2016 to 12/31/2016	$11.47075	$12.00946	54,871
AST Western Asset Core Plus Bond Portfolio
11/19/2007* to 12/31/2007	$9.99857	$9.97857	0
01/01/2008 to 12/31/2008	$9.97857	$9.29580	0
01/01/2009 to 12/31/2009	$9.29580	$10.19841	6,401
01/01/2010 to 12/31/2010	$10.19841	$10.80459	9,567
01/01/2011 to 12/31/2011	$10.80459	$11.25875	5,671
01/01/2012 to 12/31/2012	$11.25875	$11.93381	7,388
01/01/2013 to 12/31/2013	$11.93381	$11.55346	4,421
01/01/2014 to 12/31/2014	$11.55346	$12.17197	6,410
01/01/2015 to 12/31/2015	$12.17197	$12.11056	8,480
01/01/2016 to 12/31/2016	$12.11056	$12.51563	6,826
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07809	$6.63967	64,724
01/01/2009 to 12/31/2009	$6.63967	$8.48729	115,986
01/01/2010 to 12/31/2010	$8.48729	$9.19556	209,200
01/01/2011 to 12/31/2011	$9.19556	$8.88658	196,297
01/01/2012 to 09/21/2012	$8.88658	$9.95078	0
*Denotes the start date of these sub-accounts

PREMIER B SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Spousal Lifetime Five Income Benefit Only (1.90%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.98569	$11.77245	1,859,641
01/01/2008 to 12/31/2008	$11.77245	$7.87551	1,785,172
01/01/2009 to 12/31/2009	$7.87551	$9.61124	1,640,143
01/01/2010 to 12/31/2010	$9.61124	$10.56057	1,463,422
01/01/2011 to 12/31/2011	$10.56057	$10.08836	1,384,234
01/01/2012 to 12/31/2012	$10.08836	$11.14410	1,249,343
01/01/2013 to 12/31/2013	$11.14410	$12.02719	1,037,203
01/01/2014 to 12/31/2014	$12.02719	$12.25357	1,036,626
01/01/2015 to 12/31/2015	$12.25357	$11.63795	951,267
01/01/2016 to 12/31/2016	$11.63795	$12.14510	874,829
AST Advanced Strategies Portfolio
01/01/2007 to 12/31/2007	$10.64132	$11.43460	381,987
01/01/2008 to 12/31/2008	$11.43460	$7.87680	484,130
01/01/2009 to 12/31/2009	$7.87680	$9.75519	535,791
01/01/2010 to 12/31/2010	$9.75519	$10.88553	434,823
01/01/2011 to 12/31/2011	$10.88553	$10.69481	440,297
01/01/2012 to 12/31/2012	$10.69481	$11.92762	455,812
01/01/2013 to 12/31/2013	$11.92762	$13.64323	355,779
01/01/2014 to 12/31/2014	$13.64323	$14.20668	390,450
01/01/2015 to 12/31/2015	$14.20668	$14.05364	341,697
01/01/2016 to 12/31/2016	$14.05364	$14.77218	301,720
AST American Century Income & Growth Portfolio
01/01/2007 to 12/31/2007	$11.82754	$11.59346	0
01/01/2008 to 12/31/2008	$11.59346	$7.42411	5,613
01/01/2009 to 12/31/2009	$7.42411	$8.58067	50,696
01/01/2010 to 12/31/2010	$8.58067	$9.58667	33,967
01/01/2011 to 12/31/2011	$9.58667	$9.74413	25,398
01/01/2012 to 05/04/2012	$9.74413	$10.57964	0
AST Balanced Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.87782	$11.64277	528,469
01/01/2008 to 12/31/2008	$11.64277	$8.14626	780,685
01/01/2009 to 12/31/2009	$8.14626	$9.85682	900,823
01/01/2010 to 12/31/2010	$9.85682	$10.86424	694,237
01/01/2011 to 12/31/2011	$10.86424	$10.53238	651,831
01/01/2012 to 12/31/2012	$10.53238	$11.62514	606,123
01/01/2013 to 12/31/2013	$11.62514	$13.42168	540,329
01/01/2014 to 12/31/2014	$13.42168	$14.03040	479,010
01/01/2015 to 12/31/2015	$14.03040	$13.83427	434,897
01/01/2016 to 12/31/2016	$13.83427	$14.43195	374,599
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99793	$9.15301	76,140
01/01/2012 to 12/31/2012	$9.15301	$10.05053	77,501
01/01/2013 to 12/31/2013	$10.05053	$10.93367	74,622
01/01/2014 to 12/31/2014	$10.93367	$11.25504	62,910
01/01/2015 to 12/31/2015	$11.25504	$10.71373	66,588
01/01/2016 to 12/31/2016	$10.71373	$11.24629	57,974

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99845	$10.48449	0
01/01/2014 to 12/31/2014	$10.48449	$10.65715	0
01/01/2015 to 12/31/2015	$10.65715	$10.48686	0
01/01/2016 to 12/31/2016	$10.48686	$10.94500	657
AST BlackRock Low Duration Bond Portfolio
01/01/2007 to 12/31/2007	$10.22695	$10.71750	0
01/01/2008 to 12/31/2008	$10.71750	$10.63495	19,268
01/01/2009 to 12/31/2009	$10.63495	$11.50428	41,221
01/01/2010 to 12/31/2010	$11.50428	$11.72999	18,507
01/01/2011 to 12/31/2011	$11.72999	$11.77036	19,340
01/01/2012 to 12/31/2012	$11.77036	$12.09290	19,762
01/01/2013 to 12/31/2013	$12.09290	$11.60948	422
01/01/2014 to 12/31/2014	$11.60948	$11.38187	693
01/01/2015 to 12/31/2015	$11.38187	$11.22372	429
01/01/2016 to 12/31/2016	$11.22372	$11.19506	262
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2007 to 12/31/2007	$10.28859	$10.93452	0
01/01/2008 to 12/31/2008	$10.93452	$10.48811	31,330
01/01/2009 to 12/31/2009	$10.48811	$11.99359	31,097
01/01/2010 to 12/31/2010	$11.99359	$12.67844	20,172
01/01/2011 to 12/31/2011	$12.67844	$12.83777	21,424
01/01/2012 to 12/31/2012	$12.83777	$13.77245	21,874
01/01/2013 to 12/31/2013	$13.77245	$13.26724	3,916
01/01/2014 to 12/31/2014	$13.26724	$13.57074	9,526
01/01/2015 to 12/31/2015	$13.57074	$13.03698	7,627
01/01/2016 to 12/31/2016	$13.03698	$13.33538	3,611
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$9.99897	$9.37189	0
01/01/2010 to 12/31/2010	$9.37189	$10.16992	0
01/01/2011 to 12/31/2011	$10.16992	$10.94263	0
01/01/2012 to 12/31/2012	$10.94263	$11.18539	0
01/01/2013 to 12/31/2013	$11.18539	$10.90130	0
01/01/2014 to 12/31/2014	$10.90130	$10.74753	0
01/01/2015 to 12/31/2015	$10.74753	$10.52287	0
01/01/2016 to 12/31/2016	$10.52287	$10.37460	0
AST Bond Portfolio 2018
01/28/2008* to 12/31/2008	$9.99846	$12.02740	908,730
01/01/2009 to 12/31/2009	$12.02740	$11.08899	916,869
01/01/2010 to 12/31/2010	$11.08899	$12.09943	638,577
01/01/2011 to 12/31/2011	$12.09943	$13.48663	417,534
01/01/2012 to 12/31/2012	$13.48663	$13.99125	309,874
01/01/2013 to 12/31/2013	$13.99125	$13.29882	240,935
01/01/2014 to 12/31/2014	$13.29882	$13.39820	221,283
01/01/2015 to 12/31/2015	$13.39820	$13.25498	206,216
01/01/2016 to 12/31/2016	$13.25498	$13.21750	196,565
AST Bond Portfolio 2019
01/28/2008* to 12/31/2008	$9.99846	$12.09626	612,585
01/01/2009 to 12/31/2009	$12.09626	$10.95660	502,389
01/01/2010 to 12/31/2010	$10.95660	$11.97397	373,713
01/01/2011 to 12/31/2011	$11.97397	$13.62798	248,886
01/01/2012 to 12/31/2012	$13.62798	$14.15708	157,119
01/01/2013 to 12/31/2013	$14.15708	$13.22184	124,785
01/01/2014 to 12/31/2014	$13.22184	$13.52858	119,007
01/01/2015 to 12/31/2015	$13.52858	$13.41847	113,190
01/01/2016 to 12/31/2016	$13.41847	$13.35923	74,963

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99897	$8.78306	52,681
01/01/2010 to 12/31/2010	$8.78306	$9.64023	528,085
01/01/2011 to 12/31/2011	$9.64023	$11.22759	101,117
01/01/2012 to 12/31/2012	$11.22759	$11.71417	9,380
01/01/2013 to 12/31/2013	$11.71417	$10.74672	0
01/01/2014 to 12/31/2014	$10.74672	$11.19591	0
01/01/2015 to 12/31/2015	$11.19591	$11.15485	0
01/01/2016 to 12/31/2016	$11.15485	$11.16138	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99794	$11.00110	778,013
01/01/2011 to 12/31/2011	$11.00110	$12.98795	542,945
01/01/2012 to 12/31/2012	$12.98795	$13.61130	65,573
01/01/2013 to 12/31/2013	$13.61130	$12.42241	0
01/01/2014 to 12/31/2014	$12.42241	$13.12714	0
01/01/2015 to 12/31/2015	$13.12714	$13.11205	0
01/01/2016 to 12/31/2016	$13.11205	$13.12974	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99845	$12.01256	796,652
01/01/2012 to 12/31/2012	$12.01256	$12.47759	808,569
01/01/2013 to 12/31/2013	$12.47759	$11.05160	53,913
01/01/2014 to 12/31/2014	$11.05160	$11.97007	50,596
01/01/2015 to 12/31/2015	$11.97007	$11.99313	40,900
01/01/2016 to 12/31/2016	$11.99313	$11.98501	41,060
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99794	$10.39215	645,445
01/01/2013 to 12/31/2013	$10.39215	$9.15827	1,789,579
01/01/2014 to 12/31/2014	$9.15827	$10.12164	731,314
01/01/2015 to 12/31/2015	$10.12164	$10.20188	150,166
01/01/2016 to 12/31/2016	$10.20188	$10.20324	149,501
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99897	$8.74369	1,232,761
01/01/2014 to 12/31/2014	$8.74369	$9.83272	732,327
01/01/2015 to 12/31/2015	$9.83272	$9.92342	170,526
01/01/2016 to 12/31/2016	$9.92342	$9.92442	110,406
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99897	$11.29546	491,888
01/01/2015 to 12/31/2015	$11.29546	$11.30633	1,676,610
01/01/2016 to 12/31/2016	$11.30633	$11.37029	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99897	$9.93127	272,221
01/01/2016 to 12/31/2016	$9.93127	$9.94890	875,150
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99794	$9.87288	1,679,588
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14522	$10.29744	0
01/01/2010 to 12/31/2010	$10.29744	$11.49224	0
01/01/2011 to 12/31/2011	$11.49224	$10.61596	0
01/01/2012 to 12/31/2012	$10.61596	$11.79636	0
01/01/2013 to 12/31/2013	$11.79636	$15.21484	0
01/01/2014 to 12/31/2014	$15.21484	$16.46394	0
01/01/2015 to 12/31/2015	$16.46394	$15.38710	0
01/01/2016 to 12/31/2016	$15.38710	$17.17642	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$11.16214	$12.01860	1,899,240
01/01/2008 to 12/31/2008	$12.01860	$7.67349	2,229,727
01/01/2009 to 12/31/2009	$7.67349	$9.43787	2,245,693
01/01/2010 to 12/31/2010	$9.43787	$10.50081	2,023,526
01/01/2011 to 12/31/2011	$10.50081	$10.05525	1,946,932
01/01/2012 to 12/31/2012	$10.05525	$11.22171	1,857,703
01/01/2013 to 12/31/2013	$11.22171	$13.51022	1,643,119
01/01/2014 to 12/31/2014	$13.51022	$14.18572	1,688,117
01/01/2015 to 12/31/2015	$14.18572	$13.99547	1,460,016
01/01/2016 to 12/31/2016	$13.99547	$14.67400	1,299,460
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99845	$11.64134	0
01/01/2014 to 12/31/2014	$11.64134	$12.97911	0
01/01/2015 to 12/31/2015	$12.97911	$12.28214	0
01/01/2016 to 12/31/2016	$12.28214	$13.84884	0
AST Cohen & Steers Realty Portfolio
01/01/2007 to 12/31/2007	$16.09509	$12.64447	0
01/01/2008 to 12/31/2008	$12.64447	$8.05893	9,851
01/01/2009 to 12/31/2009	$8.05893	$10.43374	8,691
01/01/2010 to 12/31/2010	$10.43374	$13.17714	3,507
01/01/2011 to 12/31/2011	$13.17714	$13.78398	3,870
01/01/2012 to 12/31/2012	$13.78398	$15.60270	5,097
01/01/2013 to 12/31/2013	$15.60270	$15.79154	984
01/01/2014 to 12/31/2014	$15.79154	$20.28799	1,745
01/01/2015 to 12/31/2015	$20.28799	$20.87413	894
01/01/2016 to 12/31/2016	$20.87413	$21.47226	343
AST DeAm Small-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.76968	$9.49700	0
01/01/2008 to 07/18/2008	$9.49700	$8.69104	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99845	$9.67493	11,768
01/01/2014 to 12/31/2014	$9.67493	$9.97893	10,859
01/01/2015 to 12/31/2015	$9.97893	$9.78333	9,956
01/01/2016 to 12/31/2016	$9.78333	$10.03998	9,055
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10354	$7.49581	15,170
01/01/2009 to 12/31/2009	$7.49581	$8.91773	61,566
01/01/2010 to 12/31/2010	$8.91773	$9.91745	36,229
01/01/2011 to 12/31/2011	$9.91745	$9.49220	35,462
01/01/2012 to 12/31/2012	$9.49220	$10.58502	41,888
01/01/2013 to 12/31/2013	$10.58502	$12.38466	17,105
01/01/2014 to 12/31/2014	$12.38466	$12.84883	42,162
01/01/2015 to 10/16/2015	$12.84883	$12.79489	0
AST FI Pyramis® Quantitative Portfolio
01/01/2007 to 12/31/2007	$10.56241	$11.25138	309,496
01/01/2008 to 12/31/2008	$11.25138	$7.23357	379,589
01/01/2009 to 12/31/2009	$7.23357	$8.79176	378,198
01/01/2010 to 12/31/2010	$8.79176	$9.86717	341,078
01/01/2011 to 12/31/2011	$9.86717	$9.53771	337,060
01/01/2012 to 12/31/2012	$9.53771	$10.35497	285,270
01/01/2013 to 12/31/2013	$10.35497	$11.66190	234,210
01/01/2014 to 12/31/2014	$11.66190	$11.80502	220,377
01/01/2015 to 12/31/2015	$11.80502	$11.69967	189,704
01/01/2016 to 12/31/2016	$11.69967	$11.97033	168,991

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99846	$7.46564	13,054
01/01/2009 to 11/13/2009	$7.46564	$8.33415	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99846	$10.73228	86,013
01/01/2013 to 12/31/2013	$10.73228	$13.10969	65,316
01/01/2014 to 12/31/2014	$13.10969	$13.27400	55,383
01/01/2015 to 10/16/2015	$13.27400	$12.69699	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99845	$10.80048	0
01/01/2014 to 12/31/2014	$10.80048	$10.87035	127
01/01/2015 to 10/16/2015	$10.87035	$10.35797	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17514	$6.10747	2,748
01/01/2009 to 12/31/2009	$6.10747	$8.09735	2,393
01/01/2010 to 12/31/2010	$8.09735	$9.55158	790
01/01/2011 to 12/31/2011	$9.55158	$8.90131	1,108
01/01/2012 to 12/31/2012	$8.90131	$11.07650	1,022
01/01/2013 to 12/31/2013	$11.07650	$11.34251	273
01/01/2014 to 12/31/2014	$11.34251	$12.68089	594
01/01/2015 to 12/31/2015	$12.68089	$12.43322	298
01/01/2016 to 12/31/2016	$12.43322	$12.31114	192
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2007 to 12/31/2007	$11.59121	$12.96551	0
01/01/2008 to 12/31/2008	$12.96551	$7.59977	3,911
01/01/2009 to 12/31/2009	$7.59977	$11.14229	10,548
01/01/2010 to 12/31/2010	$11.14229	$12.05954	7,145
01/01/2011 to 12/31/2011	$12.05954	$11.36664	3,942
01/01/2012 to 12/31/2012	$11.36664	$13.35906	3,761
01/01/2013 to 12/31/2013	$13.35906	$17.00888	1,347
01/01/2014 to 02/07/2014	$17.00888	$16.72906	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.79214	$12.16446	0
01/01/2008 to 12/31/2008	$12.16446	$7.08000	5,343
01/01/2009 to 12/31/2009	$7.08000	$8.28115	30,196
01/01/2010 to 12/31/2010	$8.28115	$9.17397	15,172
01/01/2011 to 12/31/2011	$9.17397	$8.50626	7,106
01/01/2012 to 12/31/2012	$8.50626	$9.98923	5,872
01/01/2013 to 12/31/2013	$9.98923	$13.09110	2,585
01/01/2014 to 12/31/2014	$13.09110	$14.53422	3,992
01/01/2015 to 12/31/2015	$14.53422	$13.60408	4,757
01/01/2016 to 12/31/2016	$13.60408	$14.89186	2,920
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$11.01205	$12.89631	0
01/01/2008 to 12/31/2008	$12.89631	$7.49295	9,127
01/01/2009 to 12/31/2009	$7.49295	$11.55150	13,822
01/01/2010 to 12/31/2010	$11.55150	$13.58365	7,756
01/01/2011 to 12/31/2011	$13.58365	$12.93390	7,709
01/01/2012 to 12/31/2012	$12.93390	$15.18202	10,353
01/01/2013 to 12/31/2013	$15.18202	$19.69518	4,195
01/01/2014 to 12/31/2014	$19.69518	$21.55589	7,853
01/01/2015 to 12/31/2015	$21.55589	$19.95117	13,351
01/01/2016 to 12/31/2016	$19.95117	$19.90208	6,918

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08922	$7.60464	49,973
01/01/2009 to 12/31/2009	$7.60464	$9.20795	113,191
01/01/2010 to 12/31/2010	$9.20795	$10.08437	82,518
01/01/2011 to 12/31/2011	$10.08437	$9.84640	80,266
01/01/2012 to 12/31/2012	$9.84640	$10.64133	95,403
01/01/2013 to 12/31/2013	$10.64133	$11.46849	23,556
01/01/2014 to 12/31/2014	$11.46849	$11.70945	31,759
01/01/2015 to 12/31/2015	$11.70945	$11.38653	25,995
01/01/2016 to 12/31/2016	$11.38653	$11.76203	18,344
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03334	$7.63187	5,133
01/01/2009 to 12/31/2009	$7.63187	$9.50032	8,060
01/01/2010 to 12/31/2010	$9.50032	$11.81873	5,086
01/01/2011 to 12/31/2011	$11.81873	$11.74963	5,080
01/01/2012 to 12/31/2012	$11.74963	$13.33932	5,571
01/01/2013 to 12/31/2013	$13.33932	$18.17136	2,491
01/01/2014 to 12/31/2014	$18.17136	$19.11607	3,937
01/01/2015 to 12/31/2015	$19.11607	$17.72888	2,086
01/01/2016 to 12/31/2016	$17.72888	$21.62906	1,210
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
01/01/2007 to 12/31/2007	$10.19448	$10.49408	0
01/01/2008 to 12/31/2008	$10.49408	$10.55683	94,326
01/01/2009 to 12/31/2009	$10.55683	$10.38554	54,281
01/01/2010 to 12/31/2010	$10.38554	$10.19444	18,279
01/01/2011 to 12/31/2011	$10.19444	$10.00685	16,458
01/01/2012 to 12/31/2012	$10.00685	$9.82027	13,241
01/01/2013 to 12/31/2013	$9.82027	$9.63721	991
01/01/2014 to 12/31/2014	$9.63721	$9.45754	2,055
01/01/2015 to 12/31/2015	$9.45754	$9.28120	937
01/01/2016 to 12/31/2016	$9.28120	$9.10865	1,378
AST High Yield Portfolio
01/01/2007 to 12/31/2007	$10.65578	$10.71545	0
01/01/2008 to 12/31/2008	$10.71545	$7.82946	1,151
01/01/2009 to 12/31/2009	$7.82946	$10.41539	49,084
01/01/2010 to 12/31/2010	$10.41539	$11.60106	33,309
01/01/2011 to 12/31/2011	$11.60106	$11.74628	21,046
01/01/2012 to 12/31/2012	$11.74628	$13.12633	24,311
01/01/2013 to 12/31/2013	$13.12633	$13.80651	11,540
01/01/2014 to 12/31/2014	$13.80651	$13.89564	19,104
01/01/2015 to 12/31/2015	$13.89564	$13.15056	9,268
01/01/2016 to 12/31/2016	$13.15056	$14.89286	5,693
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
01/01/2007 to 12/31/2007	$12.24906	$11.66043	0
01/01/2008 to 12/31/2008	$11.66043	$6.69520	1,581
01/01/2009 to 12/31/2009	$6.69520	$7.84723	14,755
01/01/2010 to 12/31/2010	$7.84723	$8.71427	10,313
01/01/2011 to 12/31/2011	$8.71427	$8.19415	8,564
01/01/2012 to 12/31/2012	$8.19415	$9.39903	8,999
01/01/2013 to 12/31/2013	$9.39903	$12.90063	4,242
01/01/2014 to 12/31/2014	$12.90063	$14.40039	6,575
01/01/2015 to 12/31/2015	$14.40039	$13.02449	2,817
01/01/2016 to 12/31/2016	$13.02449	$15.32414	2,839

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST International Growth Portfolio
01/01/2007 to 12/31/2007	$10.59108	$12.37266	0
01/01/2008 to 12/31/2008	$12.37266	$6.04263	1,782
01/01/2009 to 12/31/2009	$6.04263	$8.02258	13,561
01/01/2010 to 12/31/2010	$8.02258	$9.01442	7,898
01/01/2011 to 12/31/2011	$9.01442	$7.70310	8,637
01/01/2012 to 12/31/2012	$7.70310	$9.09880	8,392
01/01/2013 to 12/31/2013	$9.09880	$10.63067	2,961
01/01/2014 to 12/31/2014	$10.63067	$9.85596	5,345
01/01/2015 to 12/31/2015	$9.85596	$9.97669	2,936
01/01/2016 to 12/31/2016	$9.97669	$9.42122	1,504
AST International Value Portfolio
01/01/2007 to 12/31/2007	$10.85384	$12.54671	0
01/01/2008 to 12/31/2008	$12.54671	$6.89463	10,844
01/01/2009 to 12/31/2009	$6.89463	$8.82960	22,418
01/01/2010 to 12/31/2010	$8.82960	$9.62539	16,474
01/01/2011 to 12/31/2011	$9.62539	$8.26071	16,303
01/01/2012 to 12/31/2012	$8.26071	$9.45839	15,360
01/01/2013 to 12/31/2013	$9.45839	$11.08897	5,818
01/01/2014 to 12/31/2014	$11.08897	$10.15269	11,324
01/01/2015 to 12/31/2015	$10.15269	$10.04476	6,691
01/01/2016 to 12/31/2016	$10.04476	$9.91511	2,792
AST Investment Grade Bond Portfolio
01/28/2008* to 12/31/2008	$9.99846	$10.71068	24,477
01/01/2009 to 12/31/2009	$10.71068	$11.69915	14,887
01/01/2010 to 12/31/2010	$11.69915	$12.72222	11,223
01/01/2011 to 12/31/2011	$12.72222	$14.03915	16,098
01/01/2012 to 12/31/2012	$14.03915	$15.07214	13,637
01/01/2013 to 12/31/2013	$15.07214	$14.32043	13,734
01/01/2014 to 12/31/2014	$14.32043	$14.99915	14,274
01/01/2015 to 12/31/2015	$14.99915	$14.89212	17,818
01/01/2016 to 12/31/2016	$14.89212	$15.22952	16,681
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11173	$7.12925	38,557
01/01/2009 to 12/31/2009	$7.12925	$8.86201	99,298
01/01/2010 to 12/31/2010	$8.86201	$9.89847	78,485
01/01/2011 to 12/31/2011	$9.89847	$9.65878	61,451
01/01/2012 to 12/31/2012	$9.65878	$10.76599	59,132
01/01/2013 to 12/31/2013	$10.76599	$12.28543	20,383
01/01/2014 to 12/31/2014	$12.28543	$12.82372	53,243
01/01/2015 to 12/31/2015	$12.82372	$12.45281	35,578
01/01/2016 to 12/31/2016	$12.45281	$12.85872	21,033
AST J.P. Morgan International Equity Portfolio
01/01/2007 to 12/31/2007	$12.81320	$13.75995	0
01/01/2008 to 12/31/2008	$13.75995	$7.91534	6,935
01/01/2009 to 12/31/2009	$7.91534	$10.55484	9,198
01/01/2010 to 12/31/2010	$10.55484	$11.10084	6,600
01/01/2011 to 12/31/2011	$11.10084	$9.89724	7,745
01/01/2012 to 12/31/2012	$9.89724	$11.84030	9,100
01/01/2013 to 12/31/2013	$11.84030	$13.40435	2,317
01/01/2014 to 12/31/2014	$13.40435	$12.31706	5,084
01/01/2015 to 12/31/2015	$12.31706	$11.74957	3,230
01/01/2016 to 12/31/2016	$11.74957	$11.75379	1,660

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2007 to 12/31/2007	$11.56456	$11.56821	25,715
01/01/2008 to 12/31/2008	$11.56821	$9.35251	273,549
01/01/2009 to 12/31/2009	$9.35251	$11.19913	328,421
01/01/2010 to 12/31/2010	$11.19913	$11.79468	251,199
01/01/2011 to 12/31/2011	$11.79468	$11.60212	252,094
01/01/2012 to 12/31/2012	$11.60212	$12.60601	248,049
01/01/2013 to 12/31/2013	$12.60601	$13.73586	186,683
01/01/2014 to 12/31/2014	$13.73586	$14.21417	215,741
01/01/2015 to 12/31/2015	$14.21417	$13.92364	206,424
01/01/2016 to 12/31/2016	$13.92364	$14.18908	182,015
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08384	$10.28767	0
01/01/2010 to 12/31/2010	$10.28767	$11.23842	1,490
01/01/2011 to 12/31/2011	$11.23842	$11.10228	0
01/01/2012 to 12/31/2012	$11.10228	$12.54958	0
01/01/2013 to 12/31/2013	$12.54958	$16.81014	0
01/01/2014 to 12/31/2014	$16.81014	$18.06453	0
01/01/2015 to 12/31/2015	$18.06453	$19.61300	0
01/01/2016 to 12/31/2016	$19.61300	$18.96618	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$11.45220	$12.91932	0
01/01/2008 to 12/31/2008	$12.91932	$7.14281	15,581
01/01/2009 to 12/31/2009	$7.14281	$9.09565	56,039
01/01/2010 to 12/31/2010	$9.09565	$10.68915	33,904
01/01/2011 to 12/31/2011	$10.68915	$10.39424	22,708
01/01/2012 to 12/31/2012	$10.39424	$11.45130	28,171
01/01/2013 to 12/31/2013	$11.45130	$15.35214	12,432
01/01/2014 to 12/31/2014	$15.35214	$16.66134	23,526
01/01/2015 to 12/31/2015	$16.66134	$17.99738	11,711
01/01/2016 to 12/31/2016	$17.99738	$18.64743	5,876
AST Lord Abbett Core Fixed Income Portfolio
01/01/2007 to 12/31/2007	$10.70056	$11.13919	0
01/01/2008 to 12/31/2008	$11.13919	$8.38953	2,464
01/01/2009 to 12/31/2009	$8.38953	$11.08201	2,690
01/01/2010 to 12/31/2010	$11.08201	$12.33428	4,006
01/01/2011 to 12/31/2011	$12.33428	$13.33584	1,519
01/01/2012 to 12/31/2012	$13.33584	$13.86283	1,530
01/01/2013 to 12/31/2013	$13.86283	$13.33228	381
01/01/2014 to 12/31/2014	$13.33228	$13.91962	868
01/01/2015 to 12/31/2015	$13.91962	$13.58024	511
01/01/2016 to 12/31/2016	$13.58024	$13.67430	367
AST MFS Global Equity Portfolio
01/01/2007 to 12/31/2007	$12.75677	$13.69463	0
01/01/2008 to 12/31/2008	$13.69463	$8.87094	3,583
01/01/2009 to 12/31/2009	$8.87094	$11.44852	7,611
01/01/2010 to 12/31/2010	$11.44852	$12.58852	5,988
01/01/2011 to 12/31/2011	$12.58852	$11.96714	4,538
01/01/2012 to 12/31/2012	$11.96714	$14.45384	3,848
01/01/2013 to 12/31/2013	$14.45384	$18.10409	1,453
01/01/2014 to 12/31/2014	$18.10409	$18.41149	2,315
01/01/2015 to 12/31/2015	$18.41149	$17.80334	1,107
01/01/2016 to 12/31/2016	$17.80334	$18.71472	608

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2007 to 12/31/2007	$11.55696	$13.05382	0
01/01/2008 to 12/31/2008	$13.05382	$8.15973	3,727
01/01/2009 to 12/31/2009	$8.15973	$9.95377	8,768
01/01/2010 to 12/31/2010	$9.95377	$11.01704	6,989
01/01/2011 to 12/31/2011	$11.01704	$10.74757	5,292
01/01/2012 to 12/31/2012	$10.74757	$12.34872	6,391
01/01/2013 to 12/31/2013	$12.34872	$16.56683	2,626
01/01/2014 to 12/31/2014	$16.56683	$17.67384	4,935
01/01/2015 to 12/31/2015	$17.67384	$18.59801	2,795
01/01/2016 to 12/31/2016	$18.59801	$18.60078	1,121
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99846	$10.18849	0
01/01/2013 to 12/31/2013	$10.18849	$13.44856	0
01/01/2014 to 12/31/2014	$13.44856	$14.54628	0
01/01/2015 to 12/31/2015	$14.54628	$14.17185	0
01/01/2016 to 12/31/2016	$14.17185	$15.77817	0
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02836	$10.06695	0
01/01/2012 to 12/31/2012	$10.06695	$10.36040	0
01/01/2013 to 12/31/2013	$10.36040	$9.87920	0
01/01/2014 to 12/31/2014	$9.87920	$10.19441	0
01/01/2015 to 10/16/2015	$10.19441	$10.14945	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$12.66399	$15.18589	0
01/01/2008 to 12/31/2008	$15.18589	$8.46708	14,630
01/01/2009 to 12/31/2009	$8.46708	$10.78443	42,729
01/01/2010 to 12/31/2010	$10.78443	$13.61848	28,666
01/01/2011 to 12/31/2011	$13.61848	$13.59037	20,588
01/01/2012 to 12/31/2012	$13.59037	$14.98812	23,979
01/01/2013 to 12/31/2013	$14.98812	$19.50534	11,680
01/01/2014 to 12/31/2014	$19.50534	$20.66130	18,895
01/01/2015 to 10/16/2015	$20.66130	$21.15039	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$10.88374	$12.67848	0
01/01/2008 to 12/31/2008	$12.67848	$7.14915	4,676
01/01/2009 to 12/31/2009	$7.14915	$8.59892	16,244
01/01/2010 to 12/31/2010	$8.59892	$10.14886	12,972
01/01/2011 to 04/29/2011	$10.14886	$11.37547	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.80784	$11.95373	0
01/01/2008 to 12/31/2008	$11.95373	$6.77336	2,956
01/01/2009 to 12/31/2009	$6.77336	$9.34880	17,896
01/01/2010 to 12/31/2010	$9.34880	$11.32466	14,503
01/01/2011 to 12/31/2011	$11.32466	$10.83771	11,103
01/01/2012 to 12/31/2012	$10.83771	$12.45694	12,217
01/01/2013 to 12/31/2013	$12.45694	$17.36010	5,910
01/01/2014 to 12/31/2014	$17.36010	$19.46415	9,441
01/01/2015 to 12/31/2015	$19.46415	$18.02443	4,127
01/01/2016 to 12/31/2016	$18.02443	$20.91363	3,126

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99846	$10.30845	33,604
01/01/2013 to 12/31/2013	$10.30845	$12.02970	16,474
01/01/2014 to 12/31/2014	$12.02970	$12.41205	27,101
01/01/2015 to 12/31/2015	$12.41205	$12.02933	13,974
01/01/2016 to 12/31/2016	$12.02933	$12.31563	7,414
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10120	$5.56843	1,933
01/01/2009 to 12/31/2009	$5.56843	$9.09942	16,312
01/01/2010 to 12/31/2010	$9.09942	$10.91854	5,348
01/01/2011 to 12/31/2011	$10.91854	$8.54304	3,318
01/01/2012 to 12/31/2012	$8.54304	$9.88663	4,708
01/01/2013 to 12/31/2013	$9.88663	$9.72394	710
01/01/2014 to 12/31/2014	$9.72394	$9.09576	1,663
01/01/2015 to 12/31/2015	$9.09576	$7.43308	812
01/01/2016 to 12/31/2016	$7.43308	$8.19659	422
AST Preservation Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.63282	$11.34340	192,633
01/01/2008 to 12/31/2008	$11.34340	$8.96271	449,801
01/01/2009 to 12/31/2009	$8.96271	$10.55805	571,094
01/01/2010 to 12/31/2010	$10.55805	$11.45661	532,128
01/01/2011 to 12/31/2011	$11.45661	$11.35524	569,993
01/01/2012 to 12/31/2012	$11.35524	$12.29917	539,869
01/01/2013 to 12/31/2013	$12.29917	$13.18173	476,198
01/01/2014 to 12/31/2014	$13.18173	$13.68306	453,085
01/01/2015 to 12/31/2015	$13.68306	$13.44709	435,268
01/01/2016 to 12/31/2016	$13.44709	$13.92613	397,193
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01837	$10.06686	0
01/01/2012 to 12/31/2012	$10.06686	$10.58122	0
01/01/2013 to 12/31/2013	$10.58122	$10.14377	0
01/01/2014 to 12/31/2014	$10.14377	$10.55797	0
01/01/2015 to 12/31/2015	$10.55797	$10.33332	0
01/01/2016 to 12/31/2016	$10.33332	$10.56789	0
AST Prudential Growth Allocation Portfolio
01/01/2007 to 12/31/2007	$10.46392	$11.44013	410,282
01/01/2008 to 12/31/2008	$11.44013	$6.65616	642,820
01/01/2009 to 12/31/2009	$6.65616	$8.22871	589,986
01/01/2010 to 12/31/2010	$8.22871	$9.61112	493,311
01/01/2011 to 12/31/2011	$9.61112	$8.84603	472,345
01/01/2012 to 12/31/2012	$8.84603	$9.80252	433,588
01/01/2013 to 12/31/2013	$9.80252	$11.25762	368,837
01/01/2014 to 12/31/2014	$11.25762	$12.06381	401,923
01/01/2015 to 12/31/2015	$12.06381	$11.76630	352,513
01/01/2016 to 12/31/2016	$11.76630	$12.71301	295,548
AST QMA US Equity Alpha Portfolio
01/01/2007 to 12/31/2007	$11.47106	$11.49052	0
01/01/2008 to 12/31/2008	$11.49052	$6.91030	5,311
01/01/2009 to 12/31/2009	$6.91030	$8.26135	10,516
01/01/2010 to 12/31/2010	$8.26135	$9.32751	4,285
01/01/2011 to 12/31/2011	$9.32751	$9.47038	4,080
01/01/2012 to 12/31/2012	$9.47038	$11.04111	4,718
01/01/2013 to 12/31/2013	$11.04111	$14.34896	2,347
01/01/2014 to 12/31/2014	$14.34896	$16.50528	2,632
01/01/2015 to 12/31/2015	$16.50528	$16.69627	1,510
01/01/2016 to 12/31/2016	$16.69627	$18.81825	827

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99845	$8.88686	0
01/01/2012 to 12/31/2012	$8.88686	$9.86852	0
01/01/2013 to 12/31/2013	$9.86852	$11.85371	0
01/01/2014 to 12/31/2014	$11.85371	$12.38895	0
01/01/2015 to 12/31/2015	$12.38895	$12.17621	0
01/01/2016 to 12/31/2016	$12.17621	$12.70508	0
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08104	$7.33582	41,079
01/01/2009 to 12/31/2009	$7.33582	$8.88278	91,896
01/01/2010 to 12/31/2010	$8.88278	$9.75608	50,495
01/01/2011 to 12/31/2011	$9.75608	$9.40046	54,420
01/01/2012 to 12/31/2012	$9.40046	$10.17351	57,843
01/01/2013 to 12/31/2013	$10.17351	$11.22577	25,721
01/01/2014 to 12/31/2014	$11.22577	$11.58269	43,913
01/01/2015 to 12/31/2015	$11.58269	$11.34785	33,848
01/01/2016 to 12/31/2016	$11.34785	$11.67290	22,886
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09921	$6.68783	24,912
01/01/2009 to 12/31/2009	$6.68783	$8.32531	51,339
01/01/2010 to 12/31/2010	$8.32531	$9.34197	31,889
01/01/2011 to 12/31/2011	$9.34197	$8.94898	31,999
01/01/2012 to 12/31/2012	$8.94898	$10.17832	32,967
01/01/2013 to 12/31/2013	$10.17832	$11.79258	22,243
01/01/2014 to 12/31/2014	$11.79258	$12.20139	44,352
01/01/2015 to 12/31/2015	$12.20139	$11.90888	65,477
01/01/2016 to 12/31/2016	$11.90888	$12.48411	47,524
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2007 to 12/31/2007	$11.08163	$11.84385	10,279
01/01/2008 to 12/31/2008	$11.84385	$8.11373	62,844
01/01/2009 to 12/31/2009	$8.11373	$10.14527	69,894
01/01/2010 to 12/31/2010	$10.14527	$11.13210	55,900
01/01/2011 to 12/31/2011	$11.13210	$10.55553	57,513
01/01/2012 to 12/31/2012	$10.55553	$11.51210	52,320
01/01/2013 to 12/31/2013	$11.51210	$12.92428	29,938
01/01/2014 to 12/31/2014	$12.92428	$13.06839	43,167
01/01/2015 to 10/16/2015	$13.06839	$12.68896	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2007 to 12/31/2007	$12.11939	$13.22558	0
01/01/2008 to 12/31/2008	$13.22558	$7.25607	1,509
01/01/2009 to 12/31/2009	$7.25607	$9.44657	5,695
01/01/2010 to 12/31/2010	$9.44657	$12.28759	4,281
01/01/2011 to 12/31/2011	$12.28759	$10.47763	13,701
01/01/2012 to 12/31/2012	$10.47763	$12.34599	16,108
01/01/2013 to 12/31/2013	$12.34599	$17.06049	8,268
01/01/2014 to 12/31/2014	$17.06049	$17.56956	13,198
01/01/2015 to 12/31/2015	$17.56956	$17.47213	5,898
01/01/2016 to 12/31/2016	$17.47213	$18.46719	3,439

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$9.89897	$10.40798	0
01/01/2008 to 12/31/2008	$10.40798	$6.63894	2,891
01/01/2009 to 12/31/2009	$6.63894	$8.72427	7,195
01/01/2010 to 12/31/2010	$8.72427	$11.67952	5,573
01/01/2011 to 12/31/2011	$11.67952	$11.34980	5,908
01/01/2012 to 12/31/2012	$11.34980	$12.49402	5,867
01/01/2013 to 12/31/2013	$12.49402	$16.57375	2,578
01/01/2014 to 12/31/2014	$16.57375	$16.88587	4,657
01/01/2015 to 12/31/2015	$16.88587	$16.70121	2,450
01/01/2016 to 12/31/2016	$16.70121	$18.36981	825
AST Small-Cap Value Portfolio
01/01/2007 to 12/31/2007	$12.51865	$11.59499	0
01/01/2008 to 12/31/2008	$11.59499	$7.99717	1,428
01/01/2009 to 12/31/2009	$7.99717	$9.96698	49,384
01/01/2010 to 12/31/2010	$9.96698	$12.32368	32,174
01/01/2011 to 12/31/2011	$12.32368	$11.37136	21,942
01/01/2012 to 12/31/2012	$11.37136	$13.18554	26,348
01/01/2013 to 12/31/2013	$13.18554	$17.77929	12,595
01/01/2014 to 12/31/2014	$17.77929	$18.36690	20,189
01/01/2015 to 12/31/2015	$18.36690	$17.24749	10,014
01/01/2016 to 12/31/2016	$17.24749	$21.86978	5,969
AST T. Rowe Price Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$11.41015	$11.90429	216,312
01/01/2008 to 12/31/2008	$11.90429	$8.65127	350,657
01/01/2009 to 12/31/2009	$8.65127	$10.53936	325,608
01/01/2010 to 12/31/2010	$10.53936	$11.53594	283,411
01/01/2011 to 12/31/2011	$11.53594	$11.54580	276,802
01/01/2012 to 12/31/2012	$11.54580	$12.85936	244,233
01/01/2013 to 12/31/2013	$12.85936	$14.74391	195,852
01/01/2014 to 12/31/2014	$14.74391	$15.31972	213,500
01/01/2015 to 12/31/2015	$15.31972	$15.04035	213,046
01/01/2016 to 12/31/2016	$15.04035	$15.87403	165,479
AST T. Rowe Price Equity Income Portfolio
01/01/2007 to 12/31/2007	$12.25615	$11.59745	0
01/01/2008 to 12/31/2008	$11.59745	$6.61400	1,700
01/01/2009 to 12/31/2009	$6.61400	$8.03515	9,760
01/01/2010 to 12/31/2010	$8.03515	$8.92968	6,217
01/01/2011 to 12/31/2011	$8.92968	$8.61982	5,409
01/01/2012 to 12/31/2012	$8.61982	$9.91807	5,686
01/01/2013 to 12/31/2013	$9.91807	$12.62254	2,050
01/01/2014 to 12/31/2014	$12.62254	$13.31219	4,488
01/01/2015 to 10/16/2015	$13.31219	$12.32054	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$10.45186	$11.10054	0
01/01/2008 to 12/31/2008	$11.10054	$6.47415	12,329
01/01/2009 to 12/31/2009	$6.47415	$9.74439	29,435
01/01/2010 to 12/31/2010	$9.74439	$11.07477	16,781
01/01/2011 to 12/31/2011	$11.07477	$10.68434	12,712
01/01/2012 to 12/31/2012	$10.68434	$12.32839	10,860
01/01/2013 to 12/31/2013	$12.32839	$17.42511	5,552
01/01/2014 to 12/31/2014	$17.42511	$18.52728	8,365
01/01/2015 to 12/31/2015	$18.52728	$19.92422	3,628
01/01/2016 to 12/31/2016	$19.92422	$20.08118	3,185

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2007 to 12/31/2007	$13.32198	$18.36788	0
01/01/2008 to 12/31/2008	$18.36788	$9.01490	30,349
01/01/2009 to 12/31/2009	$9.01490	$13.21257	89,197
01/01/2010 to 12/31/2010	$13.21257	$15.61837	60,070
01/01/2011 to 12/31/2011	$15.61837	$13.04089	42,405
01/01/2012 to 12/31/2012	$13.04089	$13.26007	51,693
01/01/2013 to 12/31/2013	$13.26007	$15.01427	20,011
01/01/2014 to 12/31/2014	$15.01427	$13.50228	37,408
01/01/2015 to 12/31/2015	$13.50228	$10.69926	20,927
01/01/2016 to 12/31/2016	$10.69926	$13.08484	8,916
AST Templeton Global Bond Portfolio
01/01/2007 to 12/31/2007	$9.83592	$10.58257	0
01/01/2008 to 12/31/2008	$10.58257	$10.13233	6,502
01/01/2009 to 12/31/2009	$10.13233	$11.14805	5,761
01/01/2010 to 12/31/2010	$11.14805	$11.56854	3,971
01/01/2011 to 12/31/2011	$11.56854	$11.82135	3,893
01/01/2012 to 12/31/2012	$11.82135	$12.20681	4,144
01/01/2013 to 12/31/2013	$12.20681	$11.52960	558
01/01/2014 to 12/31/2014	$11.52960	$11.37747	1,194
01/01/2015 to 12/31/2015	$11.37747	$10.64974	821
01/01/2016 to 12/31/2016	$10.64974	$10.90705	511
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
01/01/2007 to 12/31/2007	$12.77562	$12.68399	0
01/01/2008 to 12/31/2008	$12.68399	$7.80431	2,713
01/01/2009 to 12/31/2009	$7.80431	$9.05722	4,853
01/01/2010 to 12/31/2010	$9.05722	$9.99424	4,901
01/01/2011 to 12/31/2011	$9.99424	$9.75979	5,672
01/01/2012 to 12/31/2012	$9.75979	$10.86104	5,536
01/01/2013 to 12/31/2013	$10.86104	$14.34953	1,701
01/01/2014 to 12/31/2014	$14.34953	$14.30135	3,467
01/01/2015 to 12/31/2015	$14.30135	$13.18364	2,248
01/01/2016 to 12/31/2016	$13.18364	$13.73125	1,091
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.58488	$11.68066	0
01/01/2008 to 12/31/2008	$11.68066	$7.09254	1,439
01/01/2009 to 12/31/2009	$7.09254	$9.66687	28,148
01/01/2010 to 12/31/2010	$9.66687	$11.72633	16,543
01/01/2011 to 12/31/2011	$11.72633	$11.11083	11,234
01/01/2012 to 12/31/2012	$11.11083	$12.91074	14,257
01/01/2013 to 12/31/2013	$12.91074	$16.77719	6,841
01/01/2014 to 12/31/2014	$16.77719	$18.92898	10,966
01/01/2015 to 12/31/2015	$18.92898	$17.34838	5,761
01/01/2016 to 12/31/2016	$17.34838	$19.40829	3,025
AST Wellington Management Hedged Equity Portfolio
01/01/2007 to 12/31/2007	$11.34830	$12.20009	0
01/01/2008 to 12/31/2008	$12.20009	$6.90477	69,425
01/01/2009 to 12/31/2009	$6.90477	$8.70257	141,530
01/01/2010 to 12/31/2010	$8.70257	$9.79034	88,029
01/01/2011 to 12/31/2011	$9.79034	$9.27604	79,563
01/01/2012 to 12/31/2012	$9.27604	$10.10482	87,625
01/01/2013 to 12/31/2013	$10.10482	$11.94966	45,418
01/01/2014 to 12/31/2014	$11.94966	$12.37239	94,329
01/01/2015 to 12/31/2015	$12.37239	$12.06497	50,177
01/01/2016 to 12/31/2016	$12.06497	$12.61305	24,030

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
11/19/2007* to 12/31/2007	$9.99845	$9.97679	0
01/01/2008 to 12/31/2008	$9.97679	$9.28052	9,674
01/01/2009 to 12/31/2009	$9.28052	$10.16667	2,874
01/01/2010 to 12/31/2010	$10.16667	$10.75520	1,992
01/01/2011 to 12/31/2011	$10.75520	$11.19085	1,955
01/01/2012 to 12/31/2012	$11.19085	$11.84431	2,190
01/01/2013 to 12/31/2013	$11.84431	$11.44990	896
01/01/2014 to 12/31/2014	$11.44990	$12.04510	1,650
01/01/2015 to 12/31/2015	$12.04510	$11.96664	1,111
01/01/2016 to 12/31/2016	$11.96664	$12.34881	509
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07805	$6.63306	45,571
01/01/2009 to 12/31/2009	$6.63306	$8.46640	95,074
01/01/2010 to 12/31/2010	$8.46640	$9.15945	88,928
01/01/2011 to 12/31/2011	$9.15945	$8.83880	87,969
01/01/2012 to 09/21/2012	$8.83880	$9.88665	0
*Denotes the start date of these sub-accounts

PREMIER B SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV 80 bps (1.95%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02472	$12.22943	595,052
01/01/2010 to 12/31/2010	$12.22943	$13.43083	1,021,433
01/01/2011 to 12/31/2011	$13.43083	$12.82397	828,559
01/01/2012 to 12/31/2012	$12.82397	$14.15903	950,321
01/01/2013 to 12/31/2013	$14.15903	$15.27338	900,982
01/01/2014 to 12/31/2014	$15.27338	$15.55329	839,280
01/01/2015 to 12/31/2015	$15.55329	$14.76472	698,495
01/01/2016 to 12/31/2016	$14.76472	$15.40048	628,157
AST Advanced Strategies Portfolio
05/01/2009 to 12/31/2009	$10.03706	$12.42655	372,398
01/01/2010 to 12/31/2010	$12.42655	$13.85960	564,010
01/01/2011 to 12/31/2011	$13.85960	$13.61010	468,521
01/01/2012 to 12/31/2012	$13.61010	$15.17148	548,458
01/01/2013 to 12/31/2013	$15.17148	$17.34521	559,457
01/01/2014 to 12/31/2014	$17.34521	$18.05257	509,860
01/01/2015 to 12/31/2015	$18.05257	$17.84949	469,007
01/01/2016 to 12/31/2016	$17.84949	$18.75315	451,047
AST American Century Income & Growth Portfolio
05/01/2009 to 12/31/2009	$10.07572	$12.47459	30,817
01/01/2010 to 12/31/2010	$12.47459	$13.93020	41,386
01/01/2011 to 12/31/2011	$13.93020	$14.15216	38,242
01/01/2012 to 05/04/2012	$14.15216	$15.36293	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99841	$11.61605	0
01/01/2014 to 12/31/2014	$11.61605	$12.89437	0
01/01/2015 to 12/31/2015	$12.89437	$12.86613	466
01/01/2016 to 12/31/2016	$12.86613	$13.97128	425
AST Balanced Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02354	$12.05401	1,006,959
01/01/2010 to 12/31/2010	$12.05401	$13.27946	1,632,326
01/01/2011 to 12/31/2011	$13.27946	$12.86748	1,415,567
01/01/2012 to 12/31/2012	$12.86748	$14.19558	1,512,240
01/01/2013 to 12/31/2013	$14.19558	$16.38146	1,444,304
01/01/2014 to 12/31/2014	$16.38146	$17.11604	1,395,425
01/01/2015 to 12/31/2015	$17.11604	$16.86850	1,317,941
01/01/2016 to 12/31/2016	$16.86850	$17.58870	1,223,572
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99841	$9.15050	15,934
01/01/2012 to 12/31/2012	$9.15050	$10.04289	3,546
01/01/2013 to 12/31/2013	$10.04289	$10.92007	12,884
01/01/2014 to 12/31/2014	$10.92007	$11.23543	14,655
01/01/2015 to 12/31/2015	$11.23543	$10.68976	16,352
01/01/2016 to 12/31/2016	$10.68976	$11.21558	11,856
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99841	$10.48099	8,824
01/01/2014 to 12/31/2014	$10.48099	$10.64840	8,748
01/01/2015 to 12/31/2015	$10.64840	$10.47321	8,667
01/01/2016 to 12/31/2016	$10.47321	$10.92539	1,706

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
05/01/2009 to 12/31/2009	$9.99059	$10.49444	38,522
01/01/2010 to 12/31/2010	$10.49444	$10.69508	80,281
01/01/2011 to 12/31/2011	$10.69508	$10.72658	75,067
01/01/2012 to 12/31/2012	$10.72658	$11.01506	76,371
01/01/2013 to 12/31/2013	$11.01506	$10.56945	53,226
01/01/2014 to 12/31/2014	$10.56945	$10.35721	114,157
01/01/2015 to 12/31/2015	$10.35721	$10.20821	95,188
01/01/2016 to 12/31/2016	$10.20821	$10.17722	43,471
AST BlackRock/Loomis Sayles Bond Portfolio
05/01/2009 to 12/31/2009	$9.98246	$11.06240	280,956
01/01/2010 to 12/31/2010	$11.06240	$11.68833	491,052
01/01/2011 to 12/31/2011	$11.68833	$11.82955	440,024
01/01/2012 to 12/31/2012	$11.82955	$12.68455	439,526
01/01/2013 to 12/31/2013	$12.68455	$12.21330	442,225
01/01/2014 to 12/31/2014	$12.21330	$12.48663	408,802
01/01/2015 to 12/31/2015	$12.48663	$11.98961	337,074
01/01/2016 to 12/31/2016	$11.98961	$12.25802	261,790
AST Bond Portfolio 2016
05/01/2009 to 12/31/2009	$9.93825	$9.61926	0
01/01/2010 to 12/31/2010	$9.61926	$10.43325	0
01/01/2011 to 12/31/2011	$10.43325	$11.22044	0
01/01/2012 to 12/31/2012	$11.22044	$11.46376	0
01/01/2013 to 12/31/2013	$11.46376	$11.16721	0
01/01/2014 to 12/31/2014	$11.16721	$11.00418	0
01/01/2015 to 12/31/2015	$11.00418	$10.76899	0
01/01/2016 to 12/31/2016	$10.76899	$10.61221	0
AST Bond Portfolio 2018
05/01/2009 to 12/31/2009	$9.92268	$9.68544	0
01/01/2010 to 12/31/2010	$9.68544	$10.56279	0
01/01/2011 to 12/31/2011	$10.56279	$11.76803	0
01/01/2012 to 12/31/2012	$11.76803	$12.20245	0
01/01/2013 to 12/31/2013	$12.20245	$11.59285	0
01/01/2014 to 12/31/2014	$11.59285	$11.67372	0
01/01/2015 to 12/31/2015	$11.67372	$11.54310	0
01/01/2016 to 12/31/2016	$11.54310	$11.50495	0
AST Bond Portfolio 2019
05/01/2009 to 12/31/2009	$9.90545	$9.58605	0
01/01/2010 to 12/31/2010	$9.58605	$10.47099	0
01/01/2011 to 12/31/2011	$10.47099	$11.91160	0
01/01/2012 to 12/31/2012	$11.91160	$12.36802	0
01/01/2013 to 12/31/2013	$12.36802	$11.54539	0
01/01/2014 to 12/31/2014	$11.54539	$11.80751	0
01/01/2015 to 12/31/2015	$11.80751	$11.70579	0
01/01/2016 to 12/31/2016	$11.70579	$11.64843	0
AST Bond Portfolio 2020
05/01/2009 to 12/31/2009	$9.88417	$9.26066	0
01/01/2010 to 12/31/2010	$9.26066	$10.15943	0
01/01/2011 to 12/31/2011	$10.15943	$11.82650	0
01/01/2012 to 12/31/2012	$11.82650	$12.33296	0
01/01/2013 to 12/31/2013	$12.33296	$11.30886	0
01/01/2014 to 12/31/2014	$11.30886	$11.77580	0
01/01/2015 to 12/31/2015	$11.77580	$11.72686	0
01/01/2016 to 12/31/2016	$11.72686	$11.72799	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99788	$10.99580	0
01/01/2011 to 12/31/2011	$10.99580	$12.97540	0
01/01/2012 to 12/31/2012	$12.97540	$13.59152	0
01/01/2013 to 12/31/2013	$13.59152	$12.39824	0
01/01/2014 to 12/31/2014	$12.39824	$13.09509	0
01/01/2015 to 12/31/2015	$13.09509	$13.07366	0
01/01/2016 to 12/31/2016	$13.07366	$13.08490	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99841	$12.00688	0
01/01/2012 to 12/31/2012	$12.00688	$12.46547	0
01/01/2013 to 12/31/2013	$12.46547	$11.03543	0
01/01/2014 to 12/31/2014	$11.03543	$11.94680	0
01/01/2015 to 12/31/2015	$11.94680	$11.96400	0
01/01/2016 to 12/31/2016	$11.96400	$11.94996	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99789	$10.38704	0
01/01/2013 to 12/31/2013	$10.38704	$9.14921	0
01/01/2014 to 12/31/2014	$9.14921	$10.10668	0
01/01/2015 to 12/31/2015	$10.10668	$10.18183	0
01/01/2016 to 12/31/2016	$10.18183	$10.17830	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99894	$8.73945	0
01/01/2014 to 12/31/2014	$8.73945	$9.82307	0
01/01/2015 to 12/31/2015	$9.82307	$9.90888	0
01/01/2016 to 12/31/2016	$9.90888	$9.90508	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99894	$11.28985	0
01/01/2015 to 12/31/2015	$11.28985	$11.29522	0
01/01/2016 to 12/31/2016	$11.29522	$11.35339	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99894	$9.92644	0
01/01/2016 to 12/31/2016	$9.92644	$9.93905	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99789	$9.86806	0
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14518	$10.29678	8,334
01/01/2010 to 12/31/2010	$10.29678	$11.48598	21,000
01/01/2011 to 12/31/2011	$11.48598	$10.60504	14,155
01/01/2012 to 12/31/2012	$10.60504	$11.77847	22,666
01/01/2013 to 12/31/2013	$11.77847	$15.18447	32,822
01/01/2014 to 12/31/2014	$15.18447	$16.42292	25,594
01/01/2015 to 12/31/2015	$16.42292	$15.34123	25,388
01/01/2016 to 12/31/2016	$15.34123	$17.11673	13,180
AST Capital Growth Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.03884	$12.32315	913,717
01/01/2010 to 12/31/2010	$12.32315	$13.70422	1,318,792
01/01/2011 to 12/31/2011	$13.70422	$13.11625	991,497
01/01/2012 to 12/31/2012	$13.11625	$14.63036	1,179,396
01/01/2013 to 12/31/2013	$14.63036	$17.60529	1,214,857
01/01/2014 to 12/31/2014	$17.60529	$18.47645	1,209,625
01/01/2015 to 12/31/2015	$18.47645	$18.21974	1,121,733
01/01/2016 to 12/31/2016	$18.21974	$19.09374	1,041,895

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99841	$11.63640	2,132
01/01/2014 to 12/31/2014	$11.63640	$12.96723	1,869
01/01/2015 to 12/31/2015	$12.96723	$12.26495	2,921
01/01/2016 to 12/31/2016	$12.26495	$13.82271	5,551
AST Cohen & Steers Realty Portfolio
05/01/2009 to 12/31/2009	$9.61486	$14.52687	11,348
01/01/2010 to 12/31/2010	$14.52687	$18.33755	14,638
01/01/2011 to 12/31/2011	$18.33755	$19.17281	8,818
01/01/2012 to 12/31/2012	$19.17281	$21.69183	9,357
01/01/2013 to 12/31/2013	$21.69183	$21.94358	16,861
01/01/2014 to 12/31/2014	$21.94358	$28.17786	18,488
01/01/2015 to 12/31/2015	$28.17786	$28.97784	12,763
01/01/2016 to 12/31/2016	$28.97784	$29.79355	10,054
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99841	$9.67177	0
01/01/2014 to 12/31/2014	$9.67177	$9.97082	0
01/01/2015 to 12/31/2015	$9.97082	$9.77054	0
01/01/2016 to 12/31/2016	$9.77054	$10.02193	17,913
AST FI Pyramis® Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02694	$11.98361	71,930
01/01/2010 to 12/31/2010	$11.98361	$13.32052	133,699
01/01/2011 to 12/31/2011	$13.32052	$12.74316	91,820
01/01/2012 to 12/31/2012	$12.74316	$14.20334	132,362
01/01/2013 to 12/31/2013	$14.20334	$16.60998	151,813
01/01/2014 to 12/31/2014	$16.60998	$17.22400	146,990
01/01/2015 to 10/16/2015	$17.22400	$17.14511	0
AST FI Pyramis® Quantitative Portfolio
05/01/2009 to 12/31/2009	$10.01321	$12.30994	248,232
01/01/2010 to 12/31/2010	$12.30994	$13.80890	457,611
01/01/2011 to 12/31/2011	$13.80890	$13.34133	398,299
01/01/2012 to 12/31/2012	$13.34133	$14.47747	430,537
01/01/2013 to 12/31/2013	$14.47747	$16.29666	384,413
01/01/2014 to 12/31/2014	$16.29666	$16.48864	349,365
01/01/2015 to 12/31/2015	$16.48864	$16.33350	313,378
01/01/2016 to 12/31/2016	$16.33350	$16.70324	240,186
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99842	$10.72870	619,637
01/01/2013 to 12/31/2013	$10.72870	$13.09882	650,833
01/01/2014 to 12/31/2014	$13.09882	$13.25657	603,112
01/01/2015 to 10/16/2015	$13.25657	$12.67542	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99841	$10.79692	28,746
01/01/2014 to 12/31/2014	$10.79692	$10.86146	31,040
01/01/2015 to 10/16/2015	$10.86146	$10.34550	0
AST Global Real Estate Portfolio
05/01/2009 to 12/31/2009	$9.85947	$13.95016	3,523
01/01/2010 to 12/31/2010	$13.95016	$16.44739	6,662
01/01/2011 to 12/31/2011	$16.44739	$15.32029	4,661
01/01/2012 to 12/31/2012	$15.32029	$19.05468	5,526
01/01/2013 to 12/31/2013	$19.05468	$19.50272	11,710
01/01/2014 to 12/31/2014	$19.50272	$21.79318	5,006
01/01/2015 to 12/31/2015	$21.79318	$21.35711	3,229
01/01/2016 to 12/31/2016	$21.35711	$21.13691	2,829

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Concentrated Growth Portfolio
05/01/2009 to 12/31/2009	$10.04667	$12.85313	15,357
01/01/2010 to 12/31/2010	$12.85313	$13.90429	27,247
01/01/2011 to 12/31/2011	$13.90429	$13.09897	21,637
01/01/2012 to 12/31/2012	$13.09897	$15.38733	23,054
01/01/2013 to 12/31/2013	$15.38733	$19.58170	22,279
01/01/2014 to 02/07/2014	$19.58170	$19.25852	0
AST Goldman Sachs Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.12468	$12.21751	70,714
01/01/2010 to 12/31/2010	$12.21751	$13.52811	82,066
01/01/2011 to 12/31/2011	$13.52811	$12.53734	47,798
01/01/2012 to 12/31/2012	$12.53734	$14.71569	46,389
01/01/2013 to 12/31/2013	$14.71569	$19.27594	46,958
01/01/2014 to 12/31/2014	$19.27594	$21.39027	44,082
01/01/2015 to 12/31/2015	$21.39027	$20.01155	62,439
01/01/2016 to 12/31/2016	$20.01155	$21.89511	58,880
AST Goldman Sachs Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.05971	$13.49906	26,343
01/01/2010 to 12/31/2010	$13.49906	$15.86600	43,391
01/01/2011 to 12/31/2011	$15.86600	$15.09953	35,555
01/01/2012 to 12/31/2012	$15.09953	$17.71525	39,905
01/01/2013 to 12/31/2013	$17.71525	$22.97023	47,316
01/01/2014 to 12/31/2014	$22.97023	$25.12814	36,624
01/01/2015 to 12/31/2015	$25.12814	$23.24614	49,382
01/01/2016 to 12/31/2016	$23.24614	$23.17737	45,771
AST Goldman Sachs Multi-Asset Portfolio
05/01/2009 to 12/31/2009	$10.02472	$11.87199	282,056
01/01/2010 to 12/31/2010	$11.87199	$12.99556	511,352
01/01/2011 to 12/31/2011	$12.99556	$12.68275	467,260
01/01/2012 to 12/31/2012	$12.68275	$13.69989	498,575
01/01/2013 to 12/31/2013	$13.69989	$14.75766	412,899
01/01/2014 to 12/31/2014	$14.75766	$15.06034	399,827
01/01/2015 to 12/31/2015	$15.06034	$14.63787	362,305
01/01/2016 to 12/31/2016	$14.63787	$15.11310	295,060
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.95325	$12.77276	46,093
01/01/2010 to 12/31/2010	$12.77276	$15.88201	53,748
01/01/2011 to 12/31/2011	$15.88201	$15.78149	40,426
01/01/2012 to 12/31/2012	$15.78149	$17.90792	41,625
01/01/2013 to 12/31/2013	$17.90792	$24.38308	49,386
01/01/2014 to 12/31/2014	$24.38308	$25.63821	39,733
01/01/2015 to 12/31/2015	$25.63821	$23.76601	34,854
01/01/2016 to 12/31/2016	$23.76601	$28.98016	33,814
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
05/01/2009 to 12/31/2009	$9.99969	$9.87777	30,575
01/01/2010 to 12/31/2010	$9.87777	$9.69131	52,108
01/01/2011 to 12/31/2011	$9.69131	$9.50835	61,745
01/01/2012 to 12/31/2012	$9.50835	$9.32702	53,311
01/01/2013 to 12/31/2013	$9.32702	$9.14853	50,101
01/01/2014 to 12/31/2014	$9.14853	$8.97343	43,507
01/01/2015 to 12/31/2015	$8.97343	$8.80185	34,231
01/01/2016 to 12/31/2016	$8.80185	$8.63395	29,685

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST High Yield Portfolio
05/01/2009 to 12/31/2009	$10.01714	$12.52966	25,746
01/01/2010 to 12/31/2010	$12.52966	$13.94919	31,564
01/01/2011 to 12/31/2011	$13.94919	$14.11698	30,928
01/01/2012 to 12/31/2012	$14.11698	$15.76773	36,287
01/01/2013 to 12/31/2013	$15.76773	$16.57675	34,149
01/01/2014 to 12/31/2014	$16.57675	$16.67561	35,362
01/01/2015 to 12/31/2015	$16.67561	$15.77372	25,314
01/01/2016 to 12/31/2016	$15.77372	$17.85478	22,157
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.06270	$12.74667	8,054
01/01/2010 to 12/31/2010	$12.74667	$14.14819	17,023
01/01/2011 to 12/31/2011	$14.14819	$13.29726	13,999
01/01/2012 to 12/31/2012	$13.29726	$15.24503	12,640
01/01/2013 to 12/31/2013	$15.24503	$20.91410	11,978
01/01/2014 to 12/31/2014	$20.91410	$23.33405	12,854
01/01/2015 to 12/31/2015	$23.33405	$21.09411	10,209
01/01/2016 to 12/31/2016	$21.09411	$24.80628	4,391
AST International Growth Portfolio
05/01/2009 to 12/31/2009	$10.14326	$13.28533	3,647
01/01/2010 to 12/31/2010	$13.28533	$14.92060	7,775
01/01/2011 to 12/31/2011	$14.92060	$12.74401	7,548
01/01/2012 to 12/31/2012	$12.74401	$15.04565	7,775
01/01/2013 to 12/31/2013	$15.04565	$17.57026	5,459
01/01/2014 to 12/31/2014	$17.57026	$16.28200	5,455
01/01/2015 to 12/31/2015	$16.28200	$16.47336	9,509
01/01/2016 to 12/31/2016	$16.47336	$15.54838	8,597
AST International Value Portfolio
05/01/2009 to 12/31/2009	$10.11776	$13.11671	8,314
01/01/2010 to 12/31/2010	$13.11671	$14.29181	20,080
01/01/2011 to 12/31/2011	$14.29181	$12.25942	16,831
01/01/2012 to 12/31/2012	$12.25942	$14.02985	16,449
01/01/2013 to 12/31/2013	$14.02985	$16.44049	12,897
01/01/2014 to 12/31/2014	$16.44049	$15.04489	12,928
01/01/2015 to 12/31/2015	$15.04489	$14.87771	12,499
01/01/2016 to 12/31/2016	$14.87771	$14.67838	13,136
AST Investment Grade Bond Portfolio
05/01/2009 to 12/31/2009	$9.98134	$10.85750	0
01/01/2010 to 12/31/2010	$10.85750	$11.80119	4
01/01/2011 to 12/31/2011	$11.80119	$13.01645	2,156,130
01/01/2012 to 12/31/2012	$13.01645	$13.96741	802,828
01/01/2013 to 12/31/2013	$13.96741	$13.26421	169,296
01/01/2014 to 12/31/2014	$13.26421	$13.88604	185,952
01/01/2015 to 12/31/2015	$13.88604	$13.78020	755,307
01/01/2016 to 12/31/2016	$13.78020	$14.08546	879,418
AST J.P. Morgan Global Thematic Portfolio
05/01/2009 to 12/31/2009	$10.04108	$12.26108	156,056
01/01/2010 to 12/31/2010	$12.26108	$13.68833	290,961
01/01/2011 to 12/31/2011	$13.68833	$13.35045	254,430
01/01/2012 to 12/31/2012	$13.35045	$14.87346	264,463
01/01/2013 to 12/31/2013	$14.87346	$16.96442	258,815
01/01/2014 to 12/31/2014	$16.96442	$17.69896	251,338
01/01/2015 to 12/31/2015	$17.69896	$17.17857	226,615
01/01/2016 to 12/31/2016	$17.17857	$17.72985	219,620

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
05/01/2009 to 12/31/2009	$10.12742	$13.60349	62,037
01/01/2010 to 12/31/2010	$13.60349	$14.30022	83,132
01/01/2011 to 12/31/2011	$14.30022	$12.74350	59,596
01/01/2012 to 12/31/2012	$12.74350	$15.23803	64,202
01/01/2013 to 12/31/2013	$15.23803	$17.24255	71,266
01/01/2014 to 12/31/2014	$17.24255	$15.83614	62,436
01/01/2015 to 12/31/2015	$15.83614	$15.09904	59,785
01/01/2016 to 12/31/2016	$15.09904	$15.09703	60,300
AST J.P. Morgan Strategic Opportunities Portfolio
05/01/2009 to 12/31/2009	$10.07983	$11.67943	200,326
01/01/2010 to 12/31/2010	$11.67943	$12.29454	198,793
01/01/2011 to 12/31/2011	$12.29454	$12.08786	153,414
01/01/2012 to 12/31/2012	$12.08786	$13.12718	198,892
01/01/2013 to 12/31/2013	$13.12718	$14.29659	173,040
01/01/2014 to 12/31/2014	$14.29659	$14.78733	156,047
01/01/2015 to 12/31/2015	$14.78733	$14.47795	127,626
01/01/2016 to 12/31/2016	$14.47795	$14.74673	111,643
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08380	$10.28698	0
01/01/2010 to 12/31/2010	$10.28698	$11.23222	12,805
01/01/2011 to 12/31/2011	$11.23222	$11.09062	11,847
01/01/2012 to 12/31/2012	$11.09062	$12.53028	21,641
01/01/2013 to 12/31/2013	$12.53028	$16.77603	17,742
01/01/2014 to 12/31/2014	$16.77603	$18.01909	13,096
01/01/2015 to 12/31/2015	$18.01909	$19.55398	14,311
01/01/2016 to 12/31/2016	$19.55398	$18.89984	11,820
AST Loomis Sayles Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00733	$12.72864	26,187
01/01/2010 to 12/31/2010	$12.72864	$14.95140	49,095
01/01/2011 to 12/31/2011	$14.95140	$14.53184	33,718
01/01/2012 to 12/31/2012	$14.53184	$16.00178	35,308
01/01/2013 to 12/31/2013	$16.00178	$21.44225	33,305
01/01/2014 to 12/31/2014	$21.44225	$23.25943	54,038
01/01/2015 to 12/31/2015	$23.25943	$25.11237	46,929
01/01/2016 to 12/31/2016	$25.11237	$26.00664	49,822
AST Lord Abbett Core Fixed Income Portfolio
05/01/2009 to 12/31/2009	$10.03391	$12.09710	25,052
01/01/2010 to 12/31/2010	$12.09710	$13.45763	42,083
01/01/2011 to 12/31/2011	$13.45763	$14.54337	33,031
01/01/2012 to 12/31/2012	$14.54337	$15.11073	40,038
01/01/2013 to 12/31/2013	$15.11073	$14.52525	36,660
01/01/2014 to 12/31/2014	$14.52525	$15.15769	36,460
01/01/2015 to 12/31/2015	$15.15769	$14.78095	27,598
01/01/2016 to 12/31/2016	$14.78095	$14.87608	26,361
AST MFS Global Equity Portfolio
05/01/2009 to 12/31/2009	$10.07246	$13.37974	44,276
01/01/2010 to 12/31/2010	$13.37974	$14.70491	51,774
01/01/2011 to 12/31/2011	$14.70491	$13.97222	31,882
01/01/2012 to 12/31/2012	$13.97222	$16.86736	42,625
01/01/2013 to 12/31/2013	$16.86736	$21.11684	32,729
01/01/2014 to 12/31/2014	$21.11684	$21.46497	40,943
01/01/2015 to 12/31/2015	$21.46497	$20.74591	36,157
01/01/2016 to 12/31/2016	$20.74591	$21.79721	32,481

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Growth Portfolio
05/01/2009 to 12/31/2009	$10.02825	$12.16473	10,629
01/01/2010 to 12/31/2010	$12.16473	$13.45761	15,031
01/01/2011 to 12/31/2011	$13.45761	$13.12223	10,603
01/01/2012 to 12/31/2012	$13.12223	$15.06982	11,495
01/01/2013 to 12/31/2013	$15.06982	$20.20752	10,572
01/01/2014 to 12/31/2014	$20.20752	$21.54740	13,209
01/01/2015 to 12/31/2015	$21.54740	$22.66308	10,853
01/01/2016 to 12/31/2016	$22.66308	$22.65541	10,512
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99842	$10.18671	1,323
01/01/2013 to 12/31/2013	$10.18671	$13.43964	2,060
01/01/2014 to 12/31/2014	$13.43964	$14.52945	3,359
01/01/2015 to 12/31/2015	$14.52945	$14.14846	4,712
01/01/2016 to 12/31/2016	$14.14846	$15.74445	17,087
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02832	$10.06611	0
01/01/2012 to 12/31/2012	$10.06611	$10.35436	0
01/01/2013 to 12/31/2013	$10.35436	$9.86850	0
01/01/2014 to 12/31/2014	$9.86850	$10.17831	2,384
01/01/2015 to 10/16/2015	$10.17831	$10.12948	0
AST Neuberger Berman Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$9.97681	$12.37664	23,156
01/01/2010 to 12/31/2010	$12.37664	$15.62143	23,166
01/01/2011 to 12/31/2011	$15.62143	$15.58152	14,867
01/01/2012 to 12/31/2012	$15.58152	$17.17555	22,955
01/01/2013 to 12/31/2013	$17.17555	$22.34107	14,193
01/01/2014 to 12/31/2014	$22.34107	$23.65350	14,605
01/01/2015 to 10/16/2015	$23.65350	$24.20405	0
AST Neuberger Berman Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$9.93464	$12.07932	1,603
01/01/2010 to 12/31/2010	$12.07932	$14.24972	5,500
01/01/2011 to 04/29/2011	$14.24972	$15.96932	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.13105	$13.73161	19,970
01/01/2010 to 12/31/2010	$13.73161	$16.62562	25,525
01/01/2011 to 12/31/2011	$16.62562	$15.90297	19,251
01/01/2012 to 12/31/2012	$15.90297	$18.27003	19,073
01/01/2013 to 12/31/2013	$18.27003	$25.44872	23,362
01/01/2014 to 12/31/2014	$25.44872	$28.51908	26,726
01/01/2015 to 12/31/2015	$28.51908	$26.39664	22,204
01/01/2016 to 12/31/2016	$26.39664	$30.61307	19,824
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99842	$10.30497	56,670
01/01/2013 to 12/31/2013	$10.30497	$12.01975	33,041
01/01/2014 to 12/31/2014	$12.01975	$12.39565	30,755
01/01/2015 to 12/31/2015	$12.39565	$12.00762	27,450
01/01/2016 to 12/31/2016	$12.00762	$12.28753	23,322

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
05/01/2009 to 12/31/2009	$10.05442	$14.81166	26,588
01/01/2010 to 12/31/2010	$14.81166	$17.76396	52,971
01/01/2011 to 12/31/2011	$17.76396	$13.89229	40,979
01/01/2012 to 12/31/2012	$13.89229	$16.06935	47,812
01/01/2013 to 12/31/2013	$16.06935	$15.79714	54,102
01/01/2014 to 12/31/2014	$15.79714	$14.76931	47,959
01/01/2015 to 12/31/2015	$14.76931	$12.06351	42,039
01/01/2016 to 12/31/2016	$12.06351	$13.29600	39,190
AST Preservation Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02102	$11.61945	846,292
01/01/2010 to 12/31/2010	$11.61945	$12.60207	1,589,753
01/01/2011 to 12/31/2011	$12.60207	$12.48452	1,460,531
01/01/2012 to 12/31/2012	$12.48452	$13.51575	1,542,621
01/01/2013 to 12/31/2013	$13.51575	$14.47848	1,406,513
01/01/2014 to 12/31/2014	$14.47848	$15.02176	1,304,560
01/01/2015 to 12/31/2015	$15.02176	$14.75560	1,205,641
01/01/2016 to 12/31/2016	$14.75560	$15.27370	1,074,801
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01833	$10.06597	0
01/01/2012 to 12/31/2012	$10.06597	$10.57501	26
01/01/2013 to 12/31/2013	$10.57501	$10.13283	15
01/01/2014 to 12/31/2014	$10.13283	$10.54139	15
01/01/2015 to 12/31/2015	$10.54139	$10.31204	2,986
01/01/2016 to 12/31/2016	$10.31204	$10.54096	3,648
AST Prudential Growth Allocation Portfolio
05/01/2009 to 12/31/2009	$9.98521	$12.16947	658,291
01/01/2010 to 12/31/2010	$12.16947	$14.20708	903,054
01/01/2011 to 12/31/2011	$14.20708	$13.06962	623,059
01/01/2012 to 12/31/2012	$13.06962	$14.47559	799,912
01/01/2013 to 12/31/2013	$14.47559	$16.61628	857,931
01/01/2014 to 12/31/2014	$16.61628	$17.79750	783,921
01/01/2015 to 12/31/2015	$17.79750	$17.35014	1,065,410
01/01/2016 to 12/31/2016	$17.35014	$18.73700	938,564
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99841	$11.65559	0
01/01/2014 to 12/31/2014	$11.65559	$13.17522	2,027
01/01/2015 to 12/31/2015	$13.17522	$13.12271	458
01/01/2016 to 12/31/2016	$13.12271	$14.26962	418
AST QMA US Equity Alpha Portfolio
05/01/2009 to 12/31/2009	$10.07719	$12.82018	5,784
01/01/2010 to 12/31/2010	$12.82018	$14.46757	17,550
01/01/2011 to 12/31/2011	$14.46757	$14.68191	15,660
01/01/2012 to 12/31/2012	$14.68191	$17.10866	16,612
01/01/2013 to 12/31/2013	$17.10866	$22.22337	16,803
01/01/2014 to 12/31/2014	$22.22337	$25.55053	18,184
01/01/2015 to 12/31/2015	$25.55053	$25.83362	17,872
01/01/2016 to 12/31/2016	$25.83362	$29.10267	17,286
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99841	$8.88392	0
01/01/2012 to 12/31/2012	$8.88392	$9.86031	0
01/01/2013 to 12/31/2013	$9.86031	$11.83798	4,154
01/01/2014 to 12/31/2014	$11.83798	$12.36636	4,154
01/01/2015 to 12/31/2015	$12.36636	$12.14803	4,154
01/01/2016 to 12/31/2016	$12.14803	$12.66956	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST RCM World Trends Portfolio
05/01/2009 to 12/31/2009	$10.03990	$11.95029	419,372
01/01/2010 to 12/31/2010	$11.95029	$13.11882	591,941
01/01/2011 to 12/31/2011	$13.11882	$12.63456	533,989
01/01/2012 to 12/31/2012	$12.63456	$13.66670	570,648
01/01/2013 to 12/31/2013	$13.66670	$15.07275	512,829
01/01/2014 to 12/31/2014	$15.07275	$15.54433	487,552
01/01/2015 to 12/31/2015	$15.54433	$15.22173	474,953
01/01/2016 to 12/31/2016	$15.22173	$15.65000	419,263
AST Schroders Global Tactical Portfolio
05/01/2009 to 12/31/2009	$10.05245	$12.35611	285,213
01/01/2010 to 12/31/2010	$12.35611	$13.85815	433,340
01/01/2011 to 12/31/2011	$13.85815	$13.26883	316,671
01/01/2012 to 12/31/2012	$13.26883	$15.08440	408,720
01/01/2013 to 12/31/2013	$15.08440	$17.46806	479,012
01/01/2014 to 12/31/2014	$17.46806	$18.06478	471,137
01/01/2015 to 12/31/2015	$18.06478	$17.62315	829,181
01/01/2016 to 12/31/2016	$17.62315	$18.46553	689,007
AST Schroders Multi-Asset World Strategies Portfolio
05/01/2009 to 12/31/2009	$10.08085	$12.39836	328,381
01/01/2010 to 12/31/2010	$12.39836	$13.59785	608,087
01/01/2011 to 12/31/2011	$13.59785	$12.88722	473,917
01/01/2012 to 12/31/2012	$12.88722	$14.04822	562,169
01/01/2013 to 12/31/2013	$14.04822	$15.76382	551,864
01/01/2014 to 12/31/2014	$15.76382	$15.93171	503,100
01/01/2015 to 10/16/2015	$15.93171	$15.46319	0
AST Small-Cap Growth Opportunities Portfolio
05/01/2009 to 12/31/2009	$9.98067	$12.99734	4,658
01/01/2010 to 12/31/2010	$12.99734	$16.89809	8,552
01/01/2011 to 12/31/2011	$16.89809	$14.40189	11,920
01/01/2012 to 12/31/2012	$14.40189	$16.96161	15,932
01/01/2013 to 12/31/2013	$16.96161	$23.42720	14,048
01/01/2014 to 12/31/2014	$23.42720	$24.11445	13,693
01/01/2015 to 12/31/2015	$24.11445	$23.96900	12,273
01/01/2016 to 12/31/2016	$23.96900	$25.32160	12,200
AST Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00835	$13.14833	9,922
01/01/2010 to 12/31/2010	$13.14833	$17.59375	13,981
01/01/2011 to 12/31/2011	$17.59375	$17.08879	13,405
01/01/2012 to 12/31/2012	$17.08879	$18.80226	14,845
01/01/2013 to 12/31/2013	$18.80226	$24.92978	17,292
01/01/2014 to 12/31/2014	$24.92978	$25.38680	11,199
01/01/2015 to 12/31/2015	$25.38680	$25.09686	11,650
01/01/2016 to 12/31/2016	$25.09686	$27.59069	10,109
AST Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.97563	$12.95541	6,006
01/01/2010 to 12/31/2010	$12.95541	$16.01106	10,614
01/01/2011 to 12/31/2011	$16.01106	$14.76666	10,380
01/01/2012 to 12/31/2012	$14.76666	$17.11423	10,064
01/01/2013 to 12/31/2013	$17.11423	$23.06551	9,095
01/01/2014 to 12/31/2014	$23.06551	$23.81628	8,323
01/01/2015 to 12/31/2015	$23.81628	$22.35385	7,837
01/01/2016 to 12/31/2016	$22.35385	$28.33077	7,581

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.03838	$12.15888	368,531
01/01/2010 to 12/31/2010	$12.15888	$13.30202	654,745
01/01/2011 to 12/31/2011	$13.30202	$13.30691	577,571
01/01/2012 to 12/31/2012	$13.30691	$14.81356	658,726
01/01/2013 to 12/31/2013	$14.81356	$16.97618	743,510
01/01/2014 to 12/31/2014	$16.97618	$17.63046	682,957
01/01/2015 to 12/31/2015	$17.63046	$17.30044	775,993
01/01/2016 to 12/31/2016	$17.30044	$18.25044	740,919
AST T. Rowe Price Equity Income Portfolio
05/01/2009 to 12/31/2009	$10.10014	$12.91774	11,031
01/01/2010 to 12/31/2010	$12.91774	$14.34884	21,374
01/01/2011 to 12/31/2011	$14.34884	$13.84402	19,893
01/01/2012 to 12/31/2012	$13.84402	$15.92130	21,274
01/01/2013 to 12/31/2013	$15.92130	$20.25283	26,312
01/01/2014 to 12/31/2014	$20.25283	$21.34885	26,286
01/01/2015 to 10/16/2015	$21.34885	$19.75087	0
AST T. Rowe Price Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$9.98699	$13.17447	66,081
01/01/2010 to 12/31/2010	$13.17447	$14.96577	69,563
01/01/2011 to 12/31/2011	$14.96577	$14.43104	46,578
01/01/2012 to 12/31/2012	$14.43104	$16.64347	51,692
01/01/2013 to 12/31/2013	$16.64347	$23.51273	65,622
01/01/2014 to 12/31/2014	$23.51273	$24.98767	65,013
01/01/2015 to 12/31/2015	$24.98767	$26.85854	51,508
01/01/2016 to 12/31/2016	$26.85854	$27.05680	34,252
AST T. Rowe Price Natural Resources Portfolio
05/01/2009 to 12/31/2009	$10.30108	$13.76951	57,611
01/01/2010 to 12/31/2010	$13.76951	$16.26883	70,128
01/01/2011 to 12/31/2011	$16.26883	$13.57744	48,741
01/01/2012 to 12/31/2012	$13.57744	$13.79902	55,958
01/01/2013 to 12/31/2013	$13.79902	$15.61693	54,543
01/01/2014 to 12/31/2014	$15.61693	$14.03743	49,884
01/01/2015 to 12/31/2015	$14.03743	$11.11786	42,128
01/01/2016 to 12/31/2016	$11.11786	$13.59009	38,062
AST Templeton Global Bond Portfolio
05/01/2009 to 12/31/2009	$10.01739	$11.11682	22,895
01/01/2010 to 12/31/2010	$11.11682	$11.53051	56,304
01/01/2011 to 12/31/2011	$11.53051	$11.77677	57,649
01/01/2012 to 12/31/2012	$11.77677	$12.15478	50,307
01/01/2013 to 12/31/2013	$12.15478	$11.47475	46,980
01/01/2014 to 12/31/2014	$11.47475	$11.31784	46,357
01/01/2015 to 12/31/2015	$11.31784	$10.58869	35,615
01/01/2016 to 12/31/2016	$10.58869	$10.83925	34,138
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.09832	$12.77034	7,607
01/01/2010 to 12/31/2010	$12.77034	$14.08474	7,583
01/01/2011 to 12/31/2011	$14.08474	$13.74775	4,514
01/01/2012 to 12/31/2012	$13.74775	$15.29152	4,483
01/01/2013 to 12/31/2013	$15.29152	$20.19327	4,695
01/01/2014 to 12/31/2014	$20.19327	$20.11564	9,506
01/01/2015 to 12/31/2015	$20.11564	$18.53439	7,799
01/01/2016 to 12/31/2016	$18.53439	$19.29478	3,964

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.98590	$13.24524	13,122
01/01/2010 to 12/31/2010	$13.24524	$16.05923	20,689
01/01/2011 to 12/31/2011	$16.05923	$15.20886	18,500
01/01/2012 to 12/31/2012	$15.20886	$17.66406	18,316
01/01/2013 to 12/31/2013	$17.66406	$22.94256	17,445
01/01/2014 to 12/31/2014	$22.94256	$25.87248	14,481
01/01/2015 to 12/31/2015	$25.87248	$23.70041	13,168
01/01/2016 to 12/31/2016	$23.70041	$26.50191	12,197
AST Wellington Management Hedged Equity Portfolio
05/01/2009 to 12/31/2009	$10.06178	$12.77693	28,449
01/01/2010 to 12/31/2010	$12.77693	$14.36696	56,592
01/01/2011 to 12/31/2011	$14.36696	$13.60557	48,584
01/01/2012 to 12/31/2012	$13.60557	$14.81394	67,812
01/01/2013 to 12/31/2013	$14.81394	$17.50990	93,163
01/01/2014 to 12/31/2014	$17.50990	$18.12031	123,736
01/01/2015 to 12/31/2015	$18.12031	$17.66125	102,016
01/01/2016 to 12/31/2016	$17.66125	$18.45448	84,446
AST Western Asset Core Plus Bond Portfolio
05/01/2009 to 12/31/2009	$9.98914	$10.76877	62,252
01/01/2010 to 12/31/2010	$10.76877	$11.38650	117,168
01/01/2011 to 12/31/2011	$11.38650	$11.84188	83,596
01/01/2012 to 12/31/2012	$11.84188	$12.52719	94,529
01/01/2013 to 12/31/2013	$12.52719	$12.10414	111,790
01/01/2014 to 12/31/2014	$12.10414	$12.72711	140,733
01/01/2015 to 12/31/2015	$12.72711	$12.63797	112,753
01/01/2016 to 12/31/2016	$12.63797	$13.03517	106,569
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2009 to 12/31/2009	$10.07065	$12.83927	262,871
01/01/2010 to 12/31/2010	$12.83927	$13.88351	456,344
01/01/2011 to 12/31/2011	$13.88351	$13.39083	349,721
01/01/2012 to 09/21/2012	$13.39083	$14.97302	0
*Denotes the start date of these sub-accounts

PREMIER B SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV and HD GRO (2.00%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$11.08486	$7.85173	5,156,548
01/01/2009 to 12/31/2009	$7.85173	$9.57274	5,429,944
01/01/2010 to 12/31/2010	$9.57274	$10.50792	5,196,651
01/01/2011 to 12/31/2011	$10.50792	$10.02826	4,502,954
01/01/2012 to 12/31/2012	$10.02826	$11.06682	4,179,497
01/01/2013 to 12/31/2013	$11.06682	$11.93203	3,714,936
01/01/2014 to 12/31/2014	$11.93203	$12.14478	3,424,166
01/01/2015 to 12/31/2015	$12.14478	$11.52329	2,843,577
01/01/2016 to 12/31/2016	$11.52329	$12.01364	2,453,337
AST Advanced Strategies Portfolio
01/28/2008 to 12/31/2008	$10.91313	$7.85527	1,511,014
01/01/2009 to 12/31/2009	$7.85527	$9.71908	2,166,656
01/01/2010 to 12/31/2010	$9.71908	$10.83459	2,247,302
01/01/2011 to 12/31/2011	$10.83459	$10.63439	1,860,010
01/01/2012 to 12/31/2012	$10.63439	$11.84857	1,996,758
01/01/2013 to 12/31/2013	$11.84857	$13.53958	2,019,006
01/01/2014 to 12/31/2014	$13.53958	$14.08485	1,892,904
01/01/2015 to 12/31/2015	$14.08485	$13.91948	1,714,509
01/01/2016 to 12/31/2016	$13.91948	$14.61703	1,599,320
AST American Century Income & Growth Portfolio
01/28/2008 to 12/31/2008	$10.71895	$7.39638	77,951
01/01/2009 to 12/31/2009	$7.39638	$8.54022	93,171
01/01/2010 to 12/31/2010	$8.54022	$9.53202	88,459
01/01/2011 to 12/31/2011	$9.53202	$9.67915	85,223
01/01/2012 to 05/04/2012	$9.67915	$10.50550	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99837	$11.61220	6,086
01/01/2014 to 12/31/2014	$11.61220	$12.88386	6,083
01/01/2015 to 12/31/2015	$12.88386	$12.84926	6,081
01/01/2016 to 12/31/2016	$12.84926	$13.94620	0
AST Balanced Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$11.10090	$8.12177	2,749,996
01/01/2009 to 12/31/2009	$8.12177	$9.81762	5,945,452
01/01/2010 to 12/31/2010	$9.81762	$10.81044	5,652,783
01/01/2011 to 12/31/2011	$10.81044	$10.46997	5,046,150
01/01/2012 to 12/31/2012	$10.46997	$11.54487	4,764,301
01/01/2013 to 12/31/2013	$11.54487	$13.31596	4,304,492
01/01/2014 to 12/31/2014	$13.31596	$13.90632	4,000,044
01/01/2015 to 12/31/2015	$13.90632	$13.69850	3,588,568
01/01/2016 to 12/31/2016	$13.69850	$14.27638	3,295,429
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99783	$9.14700	2,561,870
01/01/2012 to 12/31/2012	$9.14700	$10.03408	2,379,956
01/01/2013 to 12/31/2013	$10.03408	$10.90494	2,212,214
01/01/2014 to 12/31/2014	$10.90494	$11.21444	2,015,807
01/01/2015 to 12/31/2015	$11.21444	$10.66453	1,896,455
01/01/2016 to 12/31/2016	$10.66453	$11.18368	1,592,764

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99837	$10.47749	26,572
01/01/2014 to 12/31/2014	$10.47749	$10.63953	36,666
01/01/2015 to 12/31/2015	$10.63953	$10.45938	35,494
01/01/2016 to 12/31/2016	$10.45938	$10.90566	11,536
AST BlackRock Low Duration Bond Portfolio
01/28/2008 to 12/31/2008	$10.98242	$10.59575	102,544
01/01/2009 to 12/31/2009	$10.59575	$11.45066	146,216
01/01/2010 to 12/31/2010	$11.45066	$11.66376	163,847
01/01/2011 to 12/31/2011	$11.66376	$11.69252	206,500
01/01/2012 to 12/31/2012	$11.69252	$12.00101	213,959
01/01/2013 to 12/31/2013	$12.00101	$11.50979	191,217
01/01/2014 to 12/31/2014	$11.50979	$11.27327	164,606
01/01/2015 to 12/31/2015	$11.27327	$11.10562	154,377
01/01/2016 to 12/31/2016	$11.10562	$11.06678	159,537
AST BlackRock/Loomis Sayles Bond Portfolio
01/28/2008 to 12/31/2008	$11.19729	$10.46055	275,747
01/01/2009 to 12/31/2009	$10.46055	$11.95037	589,127
01/01/2010 to 12/31/2010	$11.95037	$12.62027	690,427
01/01/2011 to 12/31/2011	$12.62027	$12.76640	619,970
01/01/2012 to 12/31/2012	$12.76640	$13.68232	590,891
01/01/2013 to 12/31/2013	$13.68232	$13.16753	496,719
01/01/2014 to 12/31/2014	$13.16753	$13.45558	363,693
01/01/2015 to 12/31/2015	$13.45558	$12.91358	304,576
01/01/2016 to 12/31/2016	$12.91358	$13.19618	258,247
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$9.99891	$9.36266	0
01/01/2010 to 12/31/2010	$9.36266	$10.14987	0
01/01/2011 to 12/31/2011	$10.14987	$10.91038	0
01/01/2012 to 12/31/2012	$10.91038	$11.14161	0
01/01/2013 to 12/31/2013	$11.14161	$10.84804	0
01/01/2014 to 12/31/2014	$10.84804	$10.68438	0
01/01/2015 to 12/31/2015	$10.68438	$10.45077	0
01/01/2016 to 12/31/2016	$10.45077	$10.29386	0
AST Bond Portfolio 2018
01/28/2008* to 12/31/2008	$9.99838	$12.01642	62,697
01/01/2009 to 12/31/2009	$12.01642	$11.06804	84,267
01/01/2010 to 12/31/2010	$11.06804	$12.06476	34,821
01/01/2011 to 12/31/2011	$12.06476	$13.43484	16,829
01/01/2012 to 12/31/2012	$13.43484	$13.92390	13,819
01/01/2013 to 12/31/2013	$13.92390	$13.22183	11,840
01/01/2014 to 12/31/2014	$13.22183	$13.30767	6,204
01/01/2015 to 12/31/2015	$13.30767	$13.15249	5,065
01/01/2016 to 12/31/2016	$13.15249	$13.10255	4,737
AST Bond Portfolio 2019
01/28/2008* to 12/31/2008	$9.99838	$12.08513	91,073
01/01/2009 to 12/31/2009	$12.08513	$10.93579	85,471
01/01/2010 to 12/31/2010	$10.93579	$11.93948	65,479
01/01/2011 to 12/31/2011	$11.93948	$13.57548	53,824
01/01/2012 to 12/31/2012	$13.57548	$14.08871	36,382
01/01/2013 to 12/31/2013	$14.08871	$13.14508	32,317
01/01/2014 to 12/31/2014	$13.14508	$13.43680	7,974
01/01/2015 to 12/31/2015	$13.43680	$13.31437	7,614
01/01/2016 to 12/31/2016	$13.31437	$13.24269	3,042

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99891	$8.77441	7,864
01/01/2010 to 12/31/2010	$8.77441	$9.62130	76,880
01/01/2011 to 12/31/2011	$9.62130	$11.19462	26,646
01/01/2012 to 12/31/2012	$11.19462	$11.66835	0
01/01/2013 to 12/31/2013	$11.66835	$10.69415	0
01/01/2014 to 12/31/2014	$10.69415	$11.13020	0
01/01/2015 to 12/31/2015	$11.13020	$11.07850	0
01/01/2016 to 12/31/2016	$11.07850	$11.07415	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99783	$10.99032	105,601
01/01/2011 to 12/31/2011	$10.99032	$12.96252	48,721
01/01/2012 to 12/31/2012	$12.96252	$13.57145	6,233
01/01/2013 to 12/31/2013	$13.57145	$12.37384	0
01/01/2014 to 12/31/2014	$12.37384	$13.06296	0
01/01/2015 to 12/31/2015	$13.06296	$13.03513	0
01/01/2016 to 12/31/2016	$13.03513	$13.03992	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99837	$12.00089	82,356
01/01/2012 to 12/31/2012	$12.00089	$12.45321	94,433
01/01/2013 to 12/31/2013	$12.45321	$11.01920	0
01/01/2014 to 12/31/2014	$11.01920	$11.92330	507
01/01/2015 to 12/31/2015	$11.92330	$11.93455	0
01/01/2016 to 12/31/2016	$11.93455	$11.91474	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99784	$10.38193	88,302
01/01/2013 to 12/31/2013	$10.38193	$9.14025	205,462
01/01/2014 to 12/31/2014	$9.14025	$10.09182	108,397
01/01/2015 to 12/31/2015	$10.09182	$10.16182	54,048
01/01/2016 to 12/31/2016	$10.16182	$10.15329	24,766
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99891	$8.73519	114,189
01/01/2014 to 12/31/2014	$8.73519	$9.81343	79,453
01/01/2015 to 12/31/2015	$9.81343	$9.89422	3,691
01/01/2016 to 12/31/2016	$9.89422	$9.88549	3,688
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99891	$11.28431	28,239
01/01/2015 to 12/31/2015	$11.28431	$11.28409	139,492
01/01/2016 to 12/31/2016	$11.28409	$11.33675	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99891	$9.92148	14,640
01/01/2016 to 12/31/2016	$9.92148	$9.92926	90,157
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99784	$9.86330	143,131
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14514	$10.29615	0
01/01/2010 to 12/31/2010	$10.29615	$11.47968	3,609
01/01/2011 to 12/31/2011	$11.47968	$10.59405	5,291
01/01/2012 to 12/31/2012	$10.59405	$11.76047	5,622
01/01/2013 to 12/31/2013	$11.76047	$15.15374	3,623
01/01/2014 to 12/31/2014	$15.15374	$16.38173	3,602
01/01/2015 to 12/31/2015	$16.38173	$15.29519	2,195
01/01/2016 to 12/31/2016	$15.29519	$17.05711	2,111

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$11.17687	$7.65036	5,333,371
01/01/2009 to 12/31/2009	$7.65036	$9.40019	7,061,251
01/01/2010 to 12/31/2010	$9.40019	$10.44844	7,048,991
01/01/2011 to 12/31/2011	$10.44844	$9.99527	5,733,047
01/01/2012 to 12/31/2012	$9.99527	$11.14375	5,794,095
01/01/2013 to 12/31/2013	$11.14375	$13.40316	5,561,564
01/01/2014 to 12/31/2014	$13.40316	$14.05954	5,159,637
01/01/2015 to 12/31/2015	$14.05954	$13.85730	4,557,267
01/01/2016 to 12/31/2016	$13.85730	$14.51489	4,154,588
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99837	$11.63153	31,921
01/01/2014 to 12/31/2014	$11.63153	$12.95539	33,950
01/01/2015 to 12/31/2015	$12.95539	$12.24764	31,041
01/01/2016 to 12/31/2016	$12.24764	$13.79645	13,983
AST Cohen & Steers Realty Portfolio
01/28/2008 to 12/31/2008	$12.64271	$8.02896	75,117
01/01/2009 to 12/31/2009	$8.02896	$10.38472	87,073
01/01/2010 to 12/31/2010	$10.38472	$13.10236	94,967
01/01/2011 to 12/31/2011	$13.10236	$13.69242	82,479
01/01/2012 to 12/31/2012	$13.69242	$15.48378	75,109
01/01/2013 to 12/31/2013	$15.48378	$15.65571	74,990
01/01/2014 to 12/31/2014	$15.65571	$20.09379	62,999
01/01/2015 to 12/31/2015	$20.09379	$20.65406	59,796
01/01/2016 to 12/31/2016	$20.65406	$21.22504	58,126
AST DeAm Small-Cap Value Portfolio
01/28/2008 to 07/18/2008	$8.87462	$8.66249	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99837	$9.66843	0
01/01/2014 to 12/31/2014	$9.66843	$9.96248	0
01/01/2015 to 12/31/2015	$9.96248	$9.75760	17,987
01/01/2016 to 12/31/2016	$9.75760	$10.00381	23,360
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10352	$7.49088	11,709
01/01/2009 to 12/31/2009	$7.49088	$8.90312	114,516
01/01/2010 to 12/31/2010	$8.90312	$9.89157	116,182
01/01/2011 to 12/31/2011	$9.89157	$9.45811	119,039
01/01/2012 to 12/31/2012	$9.45811	$10.53678	152,023
01/01/2013 to 12/31/2013	$10.53678	$12.31616	199,850
01/01/2014 to 12/31/2014	$12.31616	$12.76514	194,615
01/01/2015 to 10/16/2015	$12.76514	$12.70181	0
AST FI Pyramis® Quantitative Portfolio
01/28/2008 to 12/31/2008	$10.71147	$7.21381	688,157
01/01/2009 to 12/31/2009	$7.21381	$8.75917	959,767
01/01/2010 to 12/31/2010	$8.75917	$9.82091	988,494
01/01/2011 to 12/31/2011	$9.82091	$9.48371	824,369
01/01/2012 to 12/31/2012	$9.48371	$10.28626	894,329
01/01/2013 to 12/31/2013	$10.28626	$11.57315	804,851
01/01/2014 to 12/31/2014	$11.57315	$11.70382	732,549
01/01/2015 to 12/31/2015	$11.70382	$11.58796	637,628
01/01/2016 to 12/31/2016	$11.58796	$11.84437	598,596
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99838	$7.46235	40,879
01/01/2009 to 11/13/2009	$7.46235	$8.32337	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99838	$10.72518	759,424
01/01/2013 to 12/31/2013	$10.72518	$13.08809	715,493
01/01/2014 to 12/31/2014	$13.08809	$13.23926	669,670
01/01/2015 to 10/16/2015	$13.23926	$12.65388	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99837	$10.79329	44,924
01/01/2014 to 12/31/2014	$10.79329	$10.85243	48,587
01/01/2015 to 10/16/2015	$10.85243	$10.33295	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17506	$6.10468	4,200
01/01/2009 to 12/31/2009	$6.10468	$8.08576	8,784
01/01/2010 to 12/31/2010	$8.08576	$9.52851	10,875
01/01/2011 to 12/31/2011	$9.52851	$8.87118	7,211
01/01/2012 to 12/31/2012	$8.87118	$11.02821	9,204
01/01/2013 to 12/31/2013	$11.02821	$11.28195	16,945
01/01/2014 to 12/31/2014	$11.28195	$12.60075	4,157
01/01/2015 to 12/31/2015	$12.60075	$12.34260	6,031
01/01/2016 to 12/31/2016	$12.34260	$12.20948	3,333
AST Goldman Sachs Concentrated Growth Portfolio
01/28/2008 to 12/31/2008	$11.55710	$7.57143	17,301
01/01/2009 to 12/31/2009	$7.57143	$11.08988	49,111
01/01/2010 to 12/31/2010	$11.08988	$11.99104	51,553
01/01/2011 to 12/31/2011	$11.99104	$11.29110	28,018
01/01/2012 to 12/31/2012	$11.29110	$13.25718	28,254
01/01/2013 to 12/31/2013	$13.25718	$16.86244	44,894
01/01/2014 to 02/07/2014	$16.86244	$16.58333	0
AST Goldman Sachs Large-Cap Value Portfolio
01/28/2008 to 12/31/2008	$11.24594	$7.05356	228,304
01/01/2009 to 12/31/2009	$7.05356	$8.24220	395,031
01/01/2010 to 12/31/2010	$8.24220	$9.12197	368,229
01/01/2011 to 12/31/2011	$9.12197	$8.44979	366,589
01/01/2012 to 12/31/2012	$8.44979	$9.91302	308,988
01/01/2013 to 12/31/2013	$9.91302	$12.97859	311,948
01/01/2014 to 12/31/2014	$12.97859	$14.39506	174,537
01/01/2015 to 12/31/2015	$14.39506	$13.46060	328,713
01/01/2016 to 12/31/2016	$13.46060	$14.72036	293,428
AST Goldman Sachs Mid-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$11.61423	$7.46504	38,476
01/01/2009 to 12/31/2009	$7.46504	$11.49714	50,576
01/01/2010 to 12/31/2010	$11.49714	$13.50650	53,437
01/01/2011 to 12/31/2011	$13.50650	$12.84773	41,030
01/01/2012 to 12/31/2012	$12.84773	$15.06598	43,172
01/01/2013 to 12/31/2013	$15.06598	$19.52547	45,442
01/01/2014 to 12/31/2014	$19.52547	$21.34921	47,294
01/01/2015 to 12/31/2015	$21.34921	$19.74053	163,670
01/01/2016 to 12/31/2016	$19.74053	$19.67264	148,322
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08919	$7.59959	116,091
01/01/2009 to 12/31/2009	$7.59959	$9.19270	375,735
01/01/2010 to 12/31/2010	$9.19270	$10.05774	363,119
01/01/2011 to 12/31/2011	$10.05774	$9.81078	361,319
01/01/2012 to 12/31/2012	$9.81078	$10.59247	296,148
01/01/2013 to 12/31/2013	$10.59247	$11.40471	253,191
01/01/2014 to 12/31/2014	$11.40471	$11.63291	231,002
01/01/2015 to 12/31/2015	$11.63291	$11.30102	216,385
01/01/2016 to 12/31/2016	$11.30102	$11.66233	178,014

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03326	$7.62852	2,952
01/01/2009 to 12/31/2009	$7.62852	$9.48684	12,889
01/01/2010 to 12/31/2010	$9.48684	$11.79052	51,389
01/01/2011 to 12/31/2011	$11.79052	$11.71022	18,168
01/01/2012 to 12/31/2012	$11.71022	$13.28156	20,688
01/01/2013 to 12/31/2013	$13.28156	$18.07502	77,722
01/01/2014 to 12/31/2014	$18.07502	$18.99611	44,190
01/01/2015 to 12/31/2015	$18.99611	$17.60031	35,473
01/01/2016 to 12/31/2016	$17.60031	$21.45122	32,067
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
01/28/2008 to 12/31/2008	$10.49553	$10.52918	273,830
01/01/2009 to 12/31/2009	$10.52918	$10.34785	586,507
01/01/2010 to 12/31/2010	$10.34785	$10.14728	315,255
01/01/2011 to 12/31/2011	$10.14728	$9.95080	345,766
01/01/2012 to 12/31/2012	$9.95080	$9.75612	341,542
01/01/2013 to 12/31/2013	$9.75612	$9.56479	140,008
01/01/2014 to 12/31/2014	$9.56479	$9.37722	87,534
01/01/2015 to 12/31/2015	$9.37722	$9.19333	81,255
01/01/2016 to 12/31/2016	$9.19333	$9.01356	179,265

AST High Yield Portfolio
01/28/2008 to 12/31/2008	$10.57333	$7.80022	25,367
01/01/2009 to 12/31/2009	$7.80022	$10.36610	46,663
01/01/2010 to 12/31/2010	$10.36610	$11.53495	41,207
01/01/2011 to 12/31/2011	$11.53495	$11.66806	48,460
01/01/2012 to 12/31/2012	$11.66806	$13.02596	53,505
01/01/2013 to 12/31/2013	$13.02596	$13.68754	48,598
01/01/2014 to 12/31/2014	$13.68754	$13.76235	44,179
01/01/2015 to 12/31/2015	$13.76235	$13.01159	42,835
01/01/2016 to 12/31/2016	$13.01159	$14.72108	34,640
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
01/28/2008 to 12/31/2008	$10.99817	$6.66999	71,598
01/01/2009 to 12/31/2009	$6.66999	$7.81007	69,788
01/01/2010 to 12/31/2010	$7.81007	$8.66458	56,880
01/01/2011 to 12/31/2011	$8.66458	$8.13952	55,857
01/01/2012 to 12/31/2012	$8.13952	$9.32719	61,834
01/01/2013 to 12/31/2013	$9.32719	$12.78940	74,301
01/01/2014 to 12/31/2014	$12.78940	$14.26226	65,264
01/01/2015 to 12/31/2015	$14.26226	$12.88685	44,603
01/01/2016 to 12/31/2016	$12.88685	$15.14735	30,437
AST International Growth Portfolio
01/28/2008 to 12/31/2008	$11.00970	$6.02671	133,364
01/01/2009 to 12/31/2009	$6.02671	$7.99362	156,357
01/01/2010 to 12/31/2010	$7.99362	$8.97315	142,792
01/01/2011 to 12/31/2011	$8.97315	$7.66043	116,530
01/01/2012 to 12/31/2012	$7.66043	$9.03951	96,195
01/01/2013 to 12/31/2013	$9.03951	$10.55122	75,763
01/01/2014 to 12/31/2014	$10.55122	$9.77282	66,655
01/01/2015 to 12/31/2015	$9.77282	$9.88283	65,208
01/01/2016 to 12/31/2016	$9.88283	$9.32341	65,363

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST International Value Portfolio
01/28/2008 to 12/31/2008	$11.18168	$6.87641	99,523
01/01/2009 to 12/31/2009	$6.87641	$8.79761	94,195
01/01/2010 to 12/31/2010	$8.79761	$9.58113	88,078
01/01/2011 to 12/31/2011	$9.58113	$8.21462	78,075
01/01/2012 to 12/31/2012	$8.21462	$9.39636	75,787
01/01/2013 to 12/31/2013	$9.39636	$11.00543	74,168
01/01/2014 to 12/31/2014	$11.00543	$10.06627	61,656
01/01/2015 to 12/31/2015	$10.06627	$9.94954	58,420
01/01/2016 to 12/31/2016	$9.94954	$9.81144	55,859
AST Investment Grade Bond Portfolio
01/28/2008* to 12/31/2008	$9.99838	$10.70083	4,682,502
01/01/2009 to 12/31/2009	$10.70083	$11.67692	2,124,345
01/01/2010 to 12/31/2010	$11.67692	$12.68549	1,168,165
01/01/2011 to 12/31/2011	$12.68549	$13.98483	3,388,371
01/01/2012 to 12/31/2012	$13.98483	$14.99920	1,858,678
01/01/2013 to 12/31/2013	$14.99920	$14.23708	1,055,361
01/01/2014 to 12/31/2014	$14.23708	$14.89713	967,866
01/01/2015 to 12/31/2015	$14.89713	$14.77639	1,590,680
01/01/2016 to 12/31/2016	$14.77639	$15.09637	1,765,039
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11170	$7.12455	39,125
01/01/2009 to 12/31/2009	$7.12455	$8.84741	128,171
01/01/2010 to 12/31/2010	$8.84741	$9.87243	141,753
01/01/2011 to 12/31/2011	$9.87243	$9.62404	124,364
01/01/2012 to 12/31/2012	$9.62404	$10.71671	140,104
01/01/2013 to 12/31/2013	$10.71671	$12.21717	128,730
01/01/2014 to 12/31/2014	$12.21717	$12.73989	126,433
01/01/2015 to 12/31/2015	$12.73989	$12.35920	118,512
01/01/2016 to 12/31/2016	$12.35920	$12.74956	112,254
AST J.P. Morgan International Equity Portfolio
01/28/2008 to 12/31/2008	$12.46030	$7.88578	116,313
01/01/2009 to 12/31/2009	$7.88578	$10.50517	143,651
01/01/2010 to 12/31/2010	$10.50517	$11.03780	129,026
01/01/2011 to 12/31/2011	$11.03780	$9.83134	125,803
01/01/2012 to 12/31/2012	$9.83134	$11.74996	124,436
01/01/2013 to 12/31/2013	$11.74996	$13.28916	139,693
01/01/2014 to 12/31/2014	$13.28916	$12.19916	111,250
01/01/2015 to 12/31/2015	$12.19916	$11.62558	106,621
01/01/2016 to 12/31/2016	$11.62558	$11.61833	83,360
AST J.P. Morgan Strategic Opportunities Portfolio
01/28/2008 to 12/31/2008	$11.81189	$9.31756	386,053
01/01/2009 to 12/31/2009	$9.31756	$11.14647	582,874
01/01/2010 to 12/31/2010	$11.14647	$11.72786	603,595
01/01/2011 to 12/31/2011	$11.72786	$11.52499	480,501
01/01/2012 to 12/31/2012	$11.52499	$12.50989	437,810
01/01/2013 to 12/31/2013	$12.50989	$13.61768	390,388
01/01/2014 to 12/31/2014	$13.61768	$14.07806	349,861
01/01/2015 to 12/31/2015	$14.07806	$13.77683	323,062
01/01/2016 to 12/31/2016	$13.77683	$14.02570	289,917

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08376	$10.28632	1,364
01/01/2010 to 12/31/2010	$10.28632	$11.22592	874
01/01/2011 to 12/31/2011	$11.22592	$11.07902	16,790
01/01/2012 to 12/31/2012	$11.07902	$12.51096	21,265
01/01/2013 to 12/31/2013	$12.51096	$16.74199	27,850
01/01/2014 to 12/31/2014	$16.74199	$17.97368	57,774
01/01/2015 to 12/31/2015	$17.97368	$19.49526	44,381
01/01/2016 to 12/31/2016	$19.49526	$18.83387	21,026
AST Loomis Sayles Large-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$11.58726	$7.11622	179,095
01/01/2009 to 12/31/2009	$7.11622	$9.05285	209,647
01/01/2010 to 12/31/2010	$9.05285	$10.62849	194,264
01/01/2011 to 12/31/2011	$10.62849	$10.32516	172,784
01/01/2012 to 12/31/2012	$10.32516	$11.36411	148,698
01/01/2013 to 12/31/2013	$11.36411	$15.22043	139,121
01/01/2014 to 12/31/2014	$15.22043	$16.50219	117,477
01/01/2015 to 12/31/2015	$16.50219	$17.80805	104,033
01/01/2016 to 12/31/2016	$17.80805	$18.43317	96,174
AST Lord Abbett Core Fixed Income Portfolio
01/28/2008 to 12/31/2008	$10.86211	$8.35835	89,519
01/01/2009 to 12/31/2009	$8.35835	$11.03009	94,110
01/01/2010 to 12/31/2010	$11.03009	$12.26448	87,418
01/01/2011 to 12/31/2011	$12.26448	$13.24736	91,403
01/01/2012 to 12/31/2012	$13.24736	$13.75731	93,149
01/01/2013 to 12/31/2013	$13.75731	$13.21768	91,572
01/01/2014 to 12/31/2014	$13.21768	$13.78643	91,673
01/01/2015 to 12/31/2015	$13.78643	$13.43713	77,774
01/01/2016 to 12/31/2016	$13.43713	$13.51703	74,453
AST MFS Global Equity Portfolio
01/28/2008 to 12/31/2008	$12.46101	$8.83785	67,057
01/01/2009 to 12/31/2009	$8.83785	$11.39455	69,641
01/01/2010 to 12/31/2010	$11.39455	$12.51694	66,775
01/01/2011 to 12/31/2011	$12.51694	$11.88737	55,650
01/01/2012 to 12/31/2012	$11.88737	$14.34349	40,643
01/01/2013 to 12/31/2013	$14.34349	$17.94830	44,837
01/01/2014 to 12/31/2014	$17.94830	$18.23517	52,833
01/01/2015 to 12/31/2015	$18.23517	$17.61561	44,874
01/01/2016 to 12/31/2016	$17.61561	$18.49924	46,396
AST MFS Growth Portfolio
01/28/2008 to 12/31/2008	$11.89492	$8.12919	47,298
01/01/2009 to 12/31/2009	$8.12919	$9.90685	49,466
01/01/2010 to 12/31/2010	$9.90685	$10.95423	54,189
01/01/2011 to 12/31/2011	$10.95423	$10.67597	33,720
01/01/2012 to 12/31/2012	$10.67597	$12.25442	35,109
01/01/2013 to 12/31/2013	$12.25442	$16.42420	55,647
01/01/2014 to 12/31/2014	$16.42420	$17.50473	24,629
01/01/2015 to 12/31/2015	$17.50473	$18.40205	15,293
01/01/2016 to 12/31/2016	$18.40205	$18.38680	14,779
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99838	$10.18480	0
01/01/2013 to 12/31/2013	$10.18480	$13.43053	8,046
01/01/2014 to 12/31/2014	$13.43053	$14.51254	8,125
01/01/2015 to 12/31/2015	$14.51254	$14.12496	7,859
01/01/2016 to 12/31/2016	$14.12496	$15.71064	12,712

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02828	$10.06526	1,126
01/01/2012 to 12/31/2012	$10.06526	$10.34839	59,585
01/01/2013 to 12/31/2013	$10.34839	$9.85789	10,265
01/01/2014 to 12/31/2014	$9.85789	$10.16237	11,950
01/01/2015 to 10/16/2015	$10.16237	$10.10958	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$13.36122	$8.43558	120,168
01/01/2009 to 12/31/2009	$8.43558	$10.73369	134,535
01/01/2010 to 12/31/2010	$10.73369	$13.54107	171,807
01/01/2011 to 12/31/2011	$13.54107	$13.49978	132,082
01/01/2012 to 12/31/2012	$13.49978	$14.87354	113,107
01/01/2013 to 12/31/2013	$14.87354	$19.33726	125,672
01/01/2014 to 12/31/2014	$19.33726	$20.46318	115,458
01/01/2015 to 10/16/2015	$20.46318	$20.93129	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$10.97553	$7.12239	25,973
01/01/2009 to 12/31/2009	$7.12239	$8.55827	34,175
01/01/2010 to 12/31/2010	$8.55827	$10.09108	32,545
01/01/2011 to 04/29/2011	$10.09108	$11.30707	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/28/2008 to 12/31/2008	$10.80986	$6.74815	54,087
01/01/2009 to 12/31/2009	$6.74815	$9.30482	64,787
01/01/2010 to 12/31/2010	$9.30482	$11.26042	54,472
01/01/2011 to 12/31/2011	$11.26042	$10.76561	53,309
01/01/2012 to 12/31/2012	$10.76561	$12.36201	56,155
01/01/2013 to 12/31/2013	$12.36201	$17.21092	74,684
01/01/2014 to 12/31/2014	$17.21092	$19.27797	66,820
01/01/2015 to 12/31/2015	$19.27797	$17.83449	54,880
01/01/2016 to 12/31/2016	$17.83449	$20.67312	51,181
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99838	$10.30158	81,008
01/01/2013 to 12/31/2013	$10.30158	$12.00993	68,106
01/01/2014 to 12/31/2014	$12.00993	$12.37947	64,156
01/01/2015 to 12/31/2015	$12.37947	$11.98603	55,878
01/01/2016 to 12/31/2016	$11.98603	$12.25940	76,303
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10112	$5.56591	19,671
01/01/2009 to 12/31/2009	$5.56591	$9.08638	170,536
01/01/2010 to 12/31/2010	$9.08638	$10.89213	190,362
01/01/2011 to 12/31/2011	$10.89213	$8.51405	147,056
01/01/2012 to 12/31/2012	$8.51405	$9.84347	149,372
01/01/2013 to 12/31/2013	$9.84347	$9.67202	164,692
01/01/2014 to 12/31/2014	$9.67202	$9.03829	66,829
01/01/2015 to 12/31/2015	$9.03829	$7.37877	49,296
01/01/2016 to 12/31/2016	$7.37877	$8.12868	57,422
AST Preservation Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$11.07266	$8.93562	1,347,367
01/01/2009 to 12/31/2009	$8.93562	$10.51580	3,387,171
01/01/2010 to 12/31/2010	$10.51580	$11.39953	3,342,275
01/01/2011 to 12/31/2011	$11.39953	$11.28767	3,067,168
01/01/2012 to 12/31/2012	$11.28767	$12.21401	2,917,636
01/01/2013 to 12/31/2013	$12.21401	$13.07757	2,580,011
01/01/2014 to 12/31/2014	$13.07757	$13.56155	2,231,114
01/01/2015 to 12/31/2015	$13.56155	$13.31474	1,921,323
01/01/2016 to 12/31/2016	$13.31474	$13.77551	1,758,438

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01829	$10.06516	0
01/01/2012 to 12/31/2012	$10.06516	$10.56916	2,546
01/01/2013 to 12/31/2013	$10.56916	$10.12224	25,952
01/01/2014 to 12/31/2014	$10.12224	$10.52520	31,880
01/01/2015 to 12/31/2015	$10.52520	$10.29116	23,425
01/01/2016 to 12/31/2016	$10.29116	$10.51449	1,599
AST Prudential Growth Allocation Portfolio
01/28/2008 to 12/31/2008	$10.63940	$6.63806	1,046,795
01/01/2009 to 12/31/2009	$6.63806	$8.19841	1,894,696
01/01/2010 to 12/31/2010	$8.19841	$9.56644	1,969,413
01/01/2011 to 12/31/2011	$9.56644	$8.79623	1,363,057
01/01/2012 to 12/31/2012	$8.79623	$9.73774	1,518,836
01/01/2013 to 12/31/2013	$9.73774	$11.17223	1,352,995
01/01/2014 to 12/31/2014	$11.17223	$11.96055	1,315,331
01/01/2015 to 12/31/2015	$11.96055	$11.65412	1,693,087
01/01/2016 to 12/31/2016	$11.65412	$12.57948	1,594,736
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99837	$11.65174	0
01/01/2014 to 12/31/2014	$11.65174	$13.16434	0
01/01/2015 to 12/31/2015	$13.16434	$13.10528	0
01/01/2016 to 12/31/2016	$13.10528	$14.24377	0
AST QMA US Equity Alpha Portfolio
01/28/2008 to 12/31/2008	$10.53943	$6.88447	38,550
01/01/2009 to 12/31/2009	$6.88447	$8.22238	47,462
01/01/2010 to 12/31/2010	$8.22238	$9.27431	44,819
01/01/2011 to 12/31/2011	$9.27431	$9.40705	44,044
01/01/2012 to 12/31/2012	$9.40705	$10.95646	38,467
01/01/2013 to 12/31/2013	$10.95646	$14.22503	48,287
01/01/2014 to 12/31/2014	$14.22503	$16.34662	65,598
01/01/2015 to 12/31/2015	$16.34662	$16.51953	60,837
01/01/2016 to 12/31/2016	$16.51953	$18.60091	49,238
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99837	$8.88098	0
01/01/2012 to 12/31/2012	$8.88098	$9.85218	0
01/01/2013 to 12/31/2013	$9.85218	$11.82239	0
01/01/2014 to 12/31/2014	$11.82239	$12.34402	0
01/01/2015 to 12/31/2015	$12.34402	$12.12017	16,541
01/01/2016 to 12/31/2016	$12.12017	$12.63420	16,541
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08101	$7.33101	379,551
01/01/2009 to 12/31/2009	$7.33101	$8.86828	876,771
01/01/2010 to 12/31/2010	$8.86828	$9.73060	889,197
01/01/2011 to 12/31/2011	$9.73060	$9.36678	787,948
01/01/2012 to 12/31/2012	$9.36678	$10.12706	845,384
01/01/2013 to 12/31/2013	$10.12706	$11.16345	668,051
01/01/2014 to 12/31/2014	$11.16345	$11.50703	580,591
01/01/2015 to 12/31/2015	$11.50703	$11.26269	532,096
01/01/2016 to 12/31/2016	$11.26269	$11.57392	428,080

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09919	$6.68342	165,849
01/01/2009 to 12/31/2009	$6.68342	$8.31169	485,836
01/01/2010 to 12/31/2010	$8.31169	$9.31755	486,292
01/01/2011 to 12/31/2011	$9.31755	$8.91687	359,184
01/01/2012 to 12/31/2012	$8.91687	$10.13196	440,636
01/01/2013 to 12/31/2013	$10.13196	$11.72716	410,475
01/01/2014 to 12/31/2014	$11.72716	$12.12172	371,390
01/01/2015 to 12/31/2015	$12.12172	$11.81951	633,680
01/01/2016 to 12/31/2016	$11.81951	$12.37826	536,440
AST Schroders Multi-Asset World Strategies Portfolio
01/28/2008 to 12/31/2008	$11.15437	$8.08343	191,148
01/01/2009 to 12/31/2009	$8.08343	$10.09749	362,933
01/01/2010 to 12/31/2010	$10.09749	$11.06899	463,819
01/01/2011 to 12/31/2011	$11.06899	$10.48542	379,473
01/01/2012 to 12/31/2012	$10.48542	$11.42439	363,125
01/01/2013 to 12/31/2013	$11.42439	$12.81333	344,648
01/01/2014 to 12/31/2014	$12.81333	$12.94343	325,280
01/01/2015 to 10/16/2015	$12.94343	$12.55790	0
AST Small-Cap Growth Opportunities Portfolio
01/28/2008 to 12/31/2008	$11.76805	$7.22906	19,587
01/01/2009 to 12/31/2009	$7.22906	$9.40232	35,432
01/01/2010 to 12/31/2010	$9.40232	$12.21815	33,322
01/01/2011 to 12/31/2011	$12.21815	$10.40817	61,481
01/01/2012 to 12/31/2012	$10.40817	$12.25201	64,255
01/01/2013 to 12/31/2013	$12.25201	$16.91414	63,124
01/01/2014 to 12/31/2014	$16.91414	$17.40177	54,000
01/01/2015 to 12/31/2015	$17.40177	$17.28813	44,173
01/01/2016 to 12/31/2016	$17.28813	$18.25490	40,264
AST Small-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$9.31536	$6.62159	11,829
01/01/2009 to 12/31/2009	$6.62159	$8.69297	21,177
01/01/2010 to 12/31/2010	$8.69297	$11.62640	12,981
01/01/2011 to 12/31/2011	$11.62640	$11.28700	14,569
01/01/2012 to 12/31/2012	$11.28700	$12.41265	14,922
01/01/2013 to 12/31/2013	$12.41265	$16.44967	15,992
01/01/2014 to 12/31/2014	$16.44967	$16.74306	16,073
01/01/2015 to 12/31/2015	$16.74306	$16.54363	18,553
01/01/2016 to 12/31/2016	$16.54363	$18.17876	15,045
AST Small-Cap Value Portfolio
01/28/2008 to 12/31/2008	$10.76005	$7.96731	96,050
01/01/2009 to 12/31/2009	$7.96731	$9.92002	100,896
01/01/2010 to 12/31/2010	$9.92002	$12.25369	88,868
01/01/2011 to 12/31/2011	$12.25369	$11.29575	81,692
01/01/2012 to 12/31/2012	$11.29575	$13.08511	72,140
01/01/2013 to 12/31/2013	$13.08511	$17.62661	68,000
01/01/2014 to 12/31/2014	$17.62661	$18.19129	55,807
01/01/2015 to 12/31/2015	$18.19129	$17.06585	51,986
01/01/2016 to 12/31/2016	$17.06585	$21.61833	50,546

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$11.31498	$8.61898	1,103,798
01/01/2009 to 12/31/2009	$8.61898	$10.48975	1,351,433
01/01/2010 to 12/31/2010	$10.48975	$11.47036	1,375,810
01/01/2011 to 12/31/2011	$11.47036	$11.46887	1,177,868
01/01/2012 to 12/31/2012	$11.46887	$12.76116	1,287,000
01/01/2013 to 12/31/2013	$12.76116	$14.61687	1,160,351
01/01/2014 to 12/31/2014	$14.61687	$15.17293	1,124,054
01/01/2015 to 12/31/2015	$15.17293	$14.88160	1,123,720
01/01/2016 to 12/31/2016	$14.88160	$15.69112	1,034,091
AST T. Rowe Price Equity Income Portfolio
01/28/2008 to 12/31/2008	$10.78554	$6.58939	185,271
01/01/2009 to 12/31/2009	$6.58939	$7.99756	216,991
01/01/2010 to 12/31/2010	$7.99756	$8.87911	214,785
01/01/2011 to 12/31/2011	$8.87911	$8.56256	210,398
01/01/2012 to 12/31/2012	$8.56256	$9.84254	220,794
01/01/2013 to 12/31/2013	$9.84254	$12.51408	227,485
01/01/2014 to 12/31/2014	$12.51408	$13.18480	219,558
01/01/2015 to 10/16/2015	$13.18480	$12.19311	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$9.88726	$6.45716	85,741
01/01/2009 to 12/31/2009	$6.45716	$9.70941	152,809
01/01/2010 to 12/31/2010	$9.70941	$11.02414	123,355
01/01/2011 to 12/31/2011	$11.02414	$10.62508	117,954
01/01/2012 to 12/31/2012	$10.62508	$12.24799	112,648
01/01/2013 to 12/31/2013	$12.24799	$17.29463	102,273
01/01/2014 to 12/31/2014	$17.29463	$18.37052	96,503
01/01/2015 to 12/31/2015	$18.37052	$19.73636	84,773
01/01/2016 to 12/31/2016	$19.73636	$19.87233	80,819
AST T. Rowe Price Natural Resources Portfolio
01/28/2008 to 12/31/2008	$16.49090	$8.98133	36,153
01/01/2009 to 12/31/2009	$8.98133	$13.15053	51,255
01/01/2010 to 12/31/2010	$13.15053	$15.52981	52,620
01/01/2011 to 12/31/2011	$15.52981	$12.95425	54,604
01/01/2012 to 12/31/2012	$12.95425	$13.15910	45,331
01/01/2013 to 12/31/2013	$13.15910	$14.88539	33,264
01/01/2014 to 12/31/2014	$14.88539	$13.37329	34,424
01/01/2015 to 12/31/2015	$13.37329	$10.58666	32,782
01/01/2016 to 12/31/2016	$10.58666	$12.93440	40,454
AST Templeton Global Bond Portfolio
01/28/2008 to 12/31/2008	$10.80186	$10.09452	53,563
01/01/2009 to 12/31/2009	$10.09452	$11.09557	67,136
01/01/2010 to 12/31/2010	$11.09557	$11.50292	60,985
01/01/2011 to 12/31/2011	$11.50292	$11.74276	72,572
01/01/2012 to 12/31/2012	$11.74276	$12.11361	66,688
01/01/2013 to 12/31/2013	$12.11361	$11.43039	58,257
01/01/2014 to 12/31/2014	$11.43039	$11.26871	49,991
01/01/2015 to 12/31/2015	$11.26871	$10.53756	48,329
01/01/2016 to 12/31/2016	$10.53756	$10.78160	35,665

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
01/28/2008 to 12/31/2008	$11.82539	$7.77505	155,958
01/01/2009 to 12/31/2009	$7.77505	$9.01434	156,120
01/01/2010 to 12/31/2010	$9.01434	$9.93724	144,108
01/01/2011 to 12/31/2011	$9.93724	$9.69471	143,677
01/01/2012 to 12/31/2012	$9.69471	$10.77810	135,757
01/01/2013 to 12/31/2013	$10.77810	$14.22606	132,909
01/01/2014 to 12/31/2014	$14.22606	$14.16445	131,096
01/01/2015 to 12/31/2015	$14.16445	$13.04459	128,834
01/01/2016 to 12/31/2016	$13.04459	$13.57314	126,529
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
01/28/2008 to 12/31/2008	$10.78213	$7.06599	20,070
01/01/2009 to 12/31/2009	$7.06599	$9.62124	20,667
01/01/2010 to 12/31/2010	$9.62124	$11.65953	22,107
01/01/2011 to 12/31/2011	$11.65953	$11.03672	14,167
01/01/2012 to 12/31/2012	$11.03672	$12.81203	10,373
01/01/2013 to 12/31/2013	$12.81203	$16.63249	9,196
01/01/2014 to 12/31/2014	$16.63249	$18.74732	1,694
01/01/2015 to 12/31/2015	$18.74732	$17.16504	1,416
01/01/2016 to 12/31/2016	$17.16504	$19.18456	2,429
AST Wellington Management Hedged Equity Portfolio
01/28/2008 to 12/31/2008	$11.04714	$6.88390	601,776
01/01/2009 to 12/31/2009	$6.88390	$8.66769	690,320
01/01/2010 to 12/31/2010	$8.66769	$9.74160	635,594
01/01/2011 to 12/31/2011	$9.74160	$9.22075	597,446
01/01/2012 to 12/31/2012	$9.22075	$10.03476	628,595
01/01/2013 to 12/31/2013	$10.03476	$11.85510	616,561
01/01/2014 to 12/31/2014	$11.85510	$12.26244	614,396
01/01/2015 to 12/31/2015	$12.26244	$11.94590	594,254
01/01/2016 to 12/31/2016	$11.94590	$12.47643	540,510
AST Western Asset Core Plus Bond Portfolio
01/28/2008 to 12/31/2008	$10.22951	$9.27033	23,162
01/01/2009 to 12/31/2009	$9.27033	$10.14552	108,478
01/01/2010 to 12/31/2010	$10.14552	$10.72220	115,585
01/01/2011 to 12/31/2011	$10.72220	$11.14563	109,867
01/01/2012 to 12/31/2012	$11.14563	$11.78482	126,306
01/01/2013 to 12/31/2013	$11.78482	$11.38119	128,979
01/01/2014 to 12/31/2014	$11.38119	$11.96112	141,441
01/01/2015 to 12/31/2015	$11.96112	$11.87155	121,362
01/01/2016 to 12/31/2016	$11.87155	$12.23875	104,781
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07802	$6.62871	307,539
01/01/2009 to 12/31/2009	$6.62871	$8.45254	930,415
01/01/2010 to 12/31/2010	$8.45254	$9.13538	1,007,771
01/01/2011 to 12/31/2011	$9.13538	$8.80688	732,911
01/01/2012 to 09/21/2012	$8.80688	$9.84396	0
*Denotes the start date of these sub-accounts

PREMIER B SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Lifetime Five Income Benefit, OR Highest Daily Lifetime Five Income Benefit, and Combination 5% roll-up and HAV Death Benefit (2.25%) OR Lifetime Five Income Benefit and Highest Daily Value Death Benefit (2.25%) OR HD GRO 60 bps and Combo DB (2.25%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.94529	$11.68877	9,731,970
01/01/2008 to 12/31/2008	$11.68877	$7.79271	8,220,827
01/01/2009 to 12/31/2009	$7.79271	$9.47766	7,744,445
01/01/2010 to 12/31/2010	$9.47766	$10.37822	7,544,568
01/01/2011 to 12/31/2011	$10.37822	$9.88032	6,843,878
01/01/2012 to 12/31/2012	$9.88032	$10.87687	6,139,919
01/01/2013 to 12/31/2013	$10.87687	$11.69852	5,753,215
01/01/2014 to 12/31/2014	$11.69852	$11.87790	5,166,237
01/01/2015 to 12/31/2015	$11.87790	$11.24248	4,856,377
01/01/2016 to 12/31/2016	$11.24248	$11.69226	4,354,685
AST Advanced Strategies Portfolio
01/01/2007 to 12/31/2007	$10.61267	$11.36459	2,362,014
01/01/2008 to 12/31/2008	$11.36459	$7.80171	2,319,713
01/01/2009 to 12/31/2009	$7.80171	$9.62915	2,200,107
01/01/2010 to 12/31/2010	$9.62915	$10.70809	2,131,338
01/01/2011 to 12/31/2011	$10.70809	$10.48454	2,058,340
01/01/2012 to 12/31/2012	$10.48454	$11.65298	1,940,847
01/01/2013 to 12/31/2013	$11.65298	$13.28346	1,866,714
01/01/2014 to 12/31/2014	$13.28346	$13.78454	1,747,809
01/01/2015 to 12/31/2015	$13.78454	$13.58938	1,779,764
01/01/2016 to 12/31/2016	$13.58938	$14.23548	1,675,249
AST American Century Income & Growth Portfolio
01/01/2007 to 12/31/2007	$11.75492	$11.48262	0
01/01/2008 to 12/31/2008	$11.48262	$7.32789	0
01/01/2009 to 12/31/2009	$7.32789	$8.44044	0
01/01/2010 to 12/31/2010	$8.44044	$9.39776	0
01/01/2011 to 12/31/2011	$9.39776	$9.51953	0
01/01/2012 to 05/04/2012	$9.51953	$10.32353	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99817	$11.59284	0
01/01/2014 to 12/31/2014	$11.59284	$12.83088	0
01/01/2015 to 12/31/2015	$12.83088	$12.76527	0
01/01/2016 to 12/31/2016	$12.76527	$13.82122	0
AST Balanced Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.83790	$11.56011	2,588,286
01/01/2008 to 12/31/2008	$11.56011	$8.06061	3,781,063
01/01/2009 to 12/31/2009	$8.06061	$9.71989	5,689,327
01/01/2010 to 12/31/2010	$9.71989	$10.67667	5,049,654
01/01/2011 to 12/31/2011	$10.67667	$10.31523	4,565,268
01/01/2012 to 12/31/2012	$10.31523	$11.34646	4,118,548
01/01/2013 to 12/31/2013	$11.34646	$13.05510	3,855,143
01/01/2014 to 12/31/2014	$13.05510	$13.60049	3,340,342
01/01/2015 to 12/31/2015	$13.60049	$13.36449	3,090,397
01/01/2016 to 12/31/2016	$13.36449	$13.89432	2,823,907

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99756	$9.13191	1,589,823
01/01/2012 to 12/31/2012	$9.13191	$9.99296	1,398,698
01/01/2013 to 12/31/2013	$9.99296	$10.83380	1,245,656
01/01/2014 to 12/31/2014	$10.83380	$11.11408	1,115,972
01/01/2015 to 12/31/2015	$11.11408	$10.54337	959,575
01/01/2016 to 12/31/2016	$10.54337	$11.02957	874,263
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99817	$10.46009	0
01/01/2014 to 12/31/2014	$10.46009	$10.59593	14,514
01/01/2015 to 12/31/2015	$10.59593	$10.39099	29,776
01/01/2016 to 12/31/2016	$10.39099	$10.80793	31,612
AST BlackRock Low Duration Bond Portfolio
01/01/2007 to 12/31/2007	$10.16415	$10.61523	0
01/01/2008 to 12/31/2008	$10.61523	$10.49732	0
01/01/2009 to 12/31/2009	$10.49732	$11.31653	0
01/01/2010 to 12/31/2010	$11.31653	$11.49897	0
01/01/2011 to 12/31/2011	$11.49897	$11.49917	0
01/01/2012 to 12/31/2012	$11.49917	$11.77377	0
01/01/2013 to 12/31/2013	$11.77377	$11.26437	0
01/01/2014 to 12/31/2014	$11.26437	$11.00598	0
01/01/2015 to 12/31/2015	$11.00598	$10.81574	0
01/01/2016 to 12/31/2016	$10.81574	$10.75124	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2007 to 12/31/2007	$10.26474	$10.87171	0
01/01/2008 to 12/31/2008	$10.87171	$10.39223	0
01/01/2009 to 12/31/2009	$10.39223	$11.84329	1,354
01/01/2010 to 12/31/2010	$11.84329	$12.47663	1,353
01/01/2011 to 12/31/2011	$12.47663	$12.59042	0
01/01/2012 to 12/31/2012	$12.59042	$13.46070	0
01/01/2013 to 12/31/2013	$13.46070	$12.92255	0
01/01/2014 to 12/31/2014	$12.92255	$13.17297	0
01/01/2015 to 12/31/2015	$13.17297	$12.61153	0
01/01/2016 to 12/31/2016	$12.61153	$12.85612	0
AST Bond Portfolio 2016
05/01/2009* to 12/31/2009	$9.93817	$9.60041	0
01/01/2010 to 12/31/2010	$9.60041	$10.38216	0
01/01/2011 to 12/31/2011	$10.38216	$11.13290	0
01/01/2012 to 12/31/2012	$11.13290	$11.34091	0
01/01/2013 to 12/31/2013	$11.34091	$11.01490	0
01/01/2014 to 12/31/2014	$11.01490	$10.82225	0
01/01/2015 to 12/31/2015	$10.82225	$10.55976	0
01/01/2016 to 12/31/2016	$10.55976	$10.37568	0
AST Bond Portfolio 2018
05/01/2009* to 12/31/2009	$9.92260	$9.66626	0
01/01/2010 to 12/31/2010	$9.66626	$10.51104	0
01/01/2011 to 12/31/2011	$10.51104	$11.67616	0
01/01/2012 to 12/31/2012	$11.67616	$12.07152	0
01/01/2013 to 12/31/2013	$12.07152	$11.43481	0
01/01/2014 to 12/31/2014	$11.43481	$11.48095	0
01/01/2015 to 12/31/2015	$11.48095	$11.31930	0
01/01/2016 to 12/31/2016	$11.31930	$11.24885	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2019
05/01/2009* to 12/31/2009	$9.90537	$9.56715	0
01/01/2010 to 12/31/2010	$9.56715	$10.41967	0
01/01/2011 to 12/31/2011	$10.41967	$11.81852	0
01/01/2012 to 12/31/2012	$11.81852	$12.23524	0
01/01/2013 to 12/31/2013	$12.23524	$11.38790	0
01/01/2014 to 12/31/2014	$11.38790	$11.61219	0
01/01/2015 to 12/31/2015	$11.61219	$11.47826	0
01/01/2016 to 12/31/2016	$11.47826	$11.38857	0
AST Bond Portfolio 2020
05/01/2009* to 12/31/2009	$9.88409	$9.24236	0
01/01/2010 to 12/31/2010	$9.24236	$10.10963	676
01/01/2011 to 12/31/2011	$10.10963	$11.73410	0
01/01/2012 to 12/31/2012	$11.73410	$12.20077	0
01/01/2013 to 12/31/2013	$12.20077	$11.15482	0
01/01/2014 to 12/31/2014	$11.15482	$11.58131	0
01/01/2015 to 12/31/2015	$11.58131	$11.49928	0
01/01/2016 to 12/31/2016	$11.49928	$11.46676	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99756	$10.96344	0
01/01/2011 to 12/31/2011	$10.96344	$12.89923	5,764
01/01/2012 to 12/31/2012	$12.89923	$13.47203	4,087
01/01/2013 to 12/31/2013	$13.47203	$12.25318	0
01/01/2014 to 12/31/2014	$12.25318	$12.90403	0
01/01/2015 to 12/31/2015	$12.90403	$12.84514	0
01/01/2016 to 12/31/2016	$12.84514	$12.81854	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99817	$11.97169	0
01/01/2012 to 12/31/2012	$11.97169	$12.39242	3,035
01/01/2013 to 12/31/2013	$12.39242	$10.93851	0
01/01/2014 to 12/31/2014	$10.93851	$11.80707	0
01/01/2015 to 12/31/2015	$11.80707	$11.78935	0
01/01/2016 to 12/31/2016	$11.78935	$11.74108	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99757	$10.35646	0
01/01/2013 to 12/31/2013	$10.35646	$9.09549	17,033
01/01/2014 to 12/31/2014	$9.09549	$10.01785	9,956
01/01/2015 to 12/31/2015	$10.01785	$10.06263	0
01/01/2016 to 12/31/2016	$10.06263	$10.02975	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99878	$8.71387	0
01/01/2014 to 12/31/2014	$8.71387	$9.76561	0
01/01/2015 to 12/31/2015	$9.76561	$9.82198	0
01/01/2016 to 12/31/2016	$9.82198	$9.78934	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99878	$11.25691	0
01/01/2015 to 12/31/2015	$11.25691	$11.22918	12,685
01/01/2016 to 12/31/2016	$11.22918	$11.25394	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99878	$9.89735	0
01/01/2016 to 12/31/2016	$9.89735	$9.88100	14,398
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99757	$9.83922	3,614

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14494	$10.29281	0
01/01/2010 to 12/31/2010	$10.29281	$11.44781	885
01/01/2011 to 12/31/2011	$11.44781	$10.53872	0
01/01/2012 to 12/31/2012	$10.53872	$11.67038	0
01/01/2013 to 12/31/2013	$11.67038	$15.00093	0
01/01/2014 to 12/31/2014	$15.00093	$16.17688	0
01/01/2015 to 12/31/2015	$16.17688	$15.06698	0
01/01/2016 to 12/31/2016	$15.06698	$16.76168	0
AST Capital Growth Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$11.12115	$11.93342	12,935,579
01/01/2008 to 12/31/2008	$11.93342	$7.59294	11,371,205
01/01/2009 to 12/31/2009	$7.59294	$9.30688	10,717,473
01/01/2010 to 12/31/2010	$9.30688	$10.31961	10,433,364
01/01/2011 to 12/31/2011	$10.31961	$9.84787	9,803,171
01/01/2012 to 12/31/2012	$9.84787	$10.95243	9,098,455
01/01/2013 to 12/31/2013	$10.95243	$13.14089	8,699,441
01/01/2014 to 12/31/2014	$13.14089	$13.75064	8,097,018
01/01/2015 to 12/31/2015	$13.75064	$13.51979	7,460,043
01/01/2016 to 12/31/2016	$13.51979	$14.12690	7,026,633
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99817	$11.60723	0
01/01/2014 to 12/31/2014	$11.60723	$12.89672	0
01/01/2015 to 12/31/2015	$12.89672	$12.16238	0
01/01/2016 to 12/31/2016	$12.16238	$13.66703	0
AST Cohen & Steers Realty Portfolio
01/01/2007 to 12/31/2007	$15.99622	$12.52355	0
01/01/2008 to 12/31/2008	$12.52355	$7.95449	0
01/01/2009 to 12/31/2009	$7.95449	$10.26325	0
01/01/2010 to 12/31/2010	$10.26325	$12.91748	0
01/01/2011 to 12/31/2011	$12.91748	$13.46633	0
01/01/2012 to 12/31/2012	$13.46633	$15.19077	0
01/01/2013 to 12/31/2013	$15.19077	$15.32188	0
01/01/2014 to 12/31/2014	$15.32188	$19.61723	0
01/01/2015 to 12/31/2015	$19.61723	$20.11499	0
01/01/2016 to 12/31/2016	$20.11499	$20.62073	0
AST DeAm Small-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.69708	$9.40579	0
01/01/2008 to 07/18/2008	$9.40579	$8.59151	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99817	$9.65239	0
01/01/2014 to 12/31/2014	$9.65239	$9.92163	12,932
01/01/2015 to 12/31/2015	$9.92163	$9.69388	20,574
01/01/2016 to 12/31/2016	$9.69388	$9.91428	16,971
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10345	$7.47852	23,411
01/01/2009 to 12/31/2009	$7.47852	$8.86670	25,943
01/01/2010 to 12/31/2010	$8.86670	$9.82698	44,009
01/01/2011 to 12/31/2011	$9.82698	$9.37344	17,618
01/01/2012 to 12/31/2012	$9.37344	$10.41682	20,660
01/01/2013 to 12/31/2013	$10.41682	$12.14611	34,023
01/01/2014 to 12/31/2014	$12.14611	$12.55819	50,486
01/01/2015 to 10/16/2015	$12.55819	$12.47160	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST FI Pyramis® Quantitative Portfolio
01/01/2007 to 12/31/2007	$10.53407	$11.18251	1,767,825
01/01/2008 to 12/31/2008	$11.18251	$7.16462	1,552,160
01/01/2009 to 12/31/2009	$7.16462	$8.67826	1,491,611
01/01/2010 to 12/31/2010	$8.67826	$9.70641	1,465,024
01/01/2011 to 12/31/2011	$9.70641	$9.35035	1,359,077
01/01/2012 to 12/31/2012	$9.35035	$10.11678	1,400,860
01/01/2013 to 12/31/2013	$10.11678	$11.35451	1,364,211
01/01/2014 to 12/31/2014	$11.35451	$11.45456	1,213,540
01/01/2015 to 12/31/2015	$11.45456	$11.31348	1,154,661
01/01/2016 to 12/31/2016	$11.31348	$11.53567	1,040,776
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99818	$7.45402	13,425
01/01/2009 to 11/13/2009	$7.45402	$8.29630	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99818	$10.70738	95,020
01/01/2013 to 12/31/2013	$10.70738	$13.03450	141,745
01/01/2014 to 12/31/2014	$13.03450	$13.15281	107,397
01/01/2015 to 10/16/2015	$13.15281	$12.54688	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99817	$10.77527	31,789
01/01/2014 to 12/31/2014	$10.77527	$10.80786	49,562
01/01/2015 to 10/16/2015	$10.80786	$10.27050	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17485	$6.09790	0
01/01/2009 to 12/31/2009	$6.09790	$8.05684	0
01/01/2010 to 12/31/2010	$8.05684	$9.47128	0
01/01/2011 to 12/31/2011	$9.47128	$8.79636	0
01/01/2012 to 12/31/2012	$8.79636	$10.90830	0
01/01/2013 to 12/31/2013	$10.90830	$11.13207	0
01/01/2014 to 12/31/2014	$11.13207	$12.40303	0
01/01/2015 to 12/31/2015	$12.40303	$12.11920	0
01/01/2016 to 12/31/2016	$12.11920	$11.95926	0
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2007 to 12/31/2007	$11.51996	$12.84145	0
01/01/2008 to 12/31/2008	$12.84145	$7.50118	0
01/01/2009 to 12/31/2009	$7.50118	$10.96011	0
01/01/2010 to 12/31/2010	$10.96011	$11.82166	0
01/01/2011 to 12/31/2011	$11.82166	$11.10435	0
01/01/2012 to 12/31/2012	$11.10435	$13.00602	0
01/01/2013 to 12/31/2013	$13.00602	$16.50274	0
01/01/2014 to 02/07/2014	$16.50274	$16.22539	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.71945	$12.04791	0
01/01/2008 to 12/31/2008	$12.04791	$6.98810	0
01/01/2009 to 12/31/2009	$6.98810	$8.14575	0
01/01/2010 to 12/31/2010	$8.14575	$8.99314	0
01/01/2011 to 12/31/2011	$8.99314	$8.31011	0
01/01/2012 to 12/31/2012	$8.31011	$9.72534	0
01/01/2013 to 12/31/2013	$9.72534	$12.70180	0
01/01/2014 to 12/31/2014	$12.70180	$14.05368	0
01/01/2015 to 12/31/2015	$14.05368	$13.10921	0
01/01/2016 to 12/31/2016	$13.10921	$14.30121	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$10.94421	$12.77287	0
01/01/2008 to 12/31/2008	$12.77287	$7.39570	0
01/01/2009 to 12/31/2009	$7.39570	$11.36264	0
01/01/2010 to 12/31/2010	$11.36264	$13.31590	0
01/01/2011 to 12/31/2011	$13.31590	$12.63558	0
01/01/2012 to 12/31/2012	$12.63558	$14.78088	0
01/01/2013 to 12/31/2013	$14.78088	$19.10921	0
01/01/2014 to 12/31/2014	$19.10921	$20.84303	0
01/01/2015 to 12/31/2015	$20.84303	$19.22533	0
01/01/2016 to 12/31/2016	$19.22533	$19.11237	0
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08912	$7.58716	49,807
01/01/2009 to 12/31/2009	$7.58716	$9.15528	81,519
01/01/2010 to 12/31/2010	$9.15528	$9.99239	89,731
01/01/2011 to 12/31/2011	$9.99239	$9.72331	81,041
01/01/2012 to 12/31/2012	$9.72331	$10.47221	107,460
01/01/2013 to 12/31/2013	$10.47221	$11.24773	114,444
01/01/2014 to 12/31/2014	$11.24773	$11.44479	111,090
01/01/2015 to 12/31/2015	$11.44479	$11.09118	87,284
01/01/2016 to 12/31/2016	$11.09118	$11.41780	82,084
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03306	$7.61998	0
01/01/2009 to 12/31/2009	$7.61998	$9.45304	0
01/01/2010 to 12/31/2010	$9.45304	$11.71980	0
01/01/2011 to 12/31/2011	$11.71980	$11.61152	0
01/01/2012 to 12/31/2012	$11.61152	$13.13736	0
01/01/2013 to 12/31/2013	$13.13736	$17.83518	0
01/01/2014 to 12/31/2014	$17.83518	$18.69829	0
01/01/2015 to 12/31/2015	$18.69829	$17.28206	0
01/01/2016 to 12/31/2016	$17.28206	$21.01208	0
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
01/01/2007 to 12/31/2007	$10.17121	$10.43398	0
01/01/2008 to 12/31/2008	$10.43398	$10.46036	0
01/01/2009 to 12/31/2009	$10.46036	$10.25552	0
01/01/2010 to 12/31/2010	$10.25552	$10.03229	0
01/01/2011 to 12/31/2011	$10.03229	$9.81415	0
01/01/2012 to 12/31/2012	$9.81415	$9.59827	0
01/01/2013 to 12/31/2013	$9.59827	$9.38716	0
01/01/2014 to 12/31/2014	$9.38716	$9.18065	0
01/01/2015 to 12/31/2015	$9.18065	$8.97854	0
01/01/2016 to 12/31/2016	$8.97854	$8.78150	1,084
AST High Yield Portfolio
01/01/2007 to 12/31/2007	$10.59002	$10.61268	0
01/01/2008 to 12/31/2008	$10.61268	$7.72782	0
01/01/2009 to 12/31/2009	$7.72782	$10.24484	0
01/01/2010 to 12/31/2010	$10.24484	$11.37212	0
01/01/2011 to 12/31/2011	$11.37212	$11.47527	0
01/01/2012 to 12/31/2012	$11.47527	$12.77941	0
01/01/2013 to 12/31/2013	$12.77941	$13.39553	0
01/01/2014 to 12/31/2014	$13.39553	$13.43582	0
01/01/2015 to 12/31/2015	$13.43582	$12.67187	0
01/01/2016 to 12/31/2016	$12.67187	$14.30182	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
01/01/2007 to 12/31/2007	$12.17354	$11.54866	0
01/01/2008 to 12/31/2008	$11.54866	$6.60817	0
01/01/2009 to 12/31/2009	$6.60817	$7.71877	0
01/01/2010 to 12/31/2010	$7.71877	$8.54237	0
01/01/2011 to 12/31/2011	$8.54237	$8.00512	0
01/01/2012 to 12/31/2012	$8.00512	$9.15076	0
01/01/2013 to 12/31/2013	$9.15076	$12.51678	0
01/01/2014 to 12/31/2014	$12.51678	$13.92415	0
01/01/2015 to 12/31/2015	$13.92415	$12.55060	0
01/01/2016 to 12/31/2016	$12.55060	$14.71606	0
AST International Growth Portfolio
01/01/2007 to 12/31/2007	$10.56677	$12.30178	0
01/01/2008 to 12/31/2008	$12.30178	$5.98731	0
01/01/2009 to 12/31/2009	$5.98731	$7.92187	0
01/01/2010 to 12/31/2010	$7.92187	$8.87097	0
01/01/2011 to 12/31/2011	$8.87097	$7.55472	0
01/01/2012 to 12/31/2012	$7.55472	$8.89293	0
01/01/2013 to 12/31/2013	$8.89293	$10.35465	0
01/01/2014 to 12/31/2014	$10.35465	$9.56727	0
01/01/2015 to 12/31/2015	$9.56727	$9.65127	0
01/01/2016 to 12/31/2016	$9.65127	$9.08277	0
AST International Value Portfolio
01/01/2007 to 12/31/2007	$10.82889	$12.47484	0
01/01/2008 to 12/31/2008	$12.47484	$6.83160	0
01/01/2009 to 12/31/2009	$6.83160	$8.71894	0
01/01/2010 to 12/31/2010	$8.71894	$9.47217	0
01/01/2011 to 12/31/2011	$9.47217	$8.10141	0
01/01/2012 to 12/31/2012	$8.10141	$9.24419	0
01/01/2013 to 12/31/2013	$9.24419	$10.80070	0
01/01/2014 to 12/31/2014	$10.80070	$9.85484	0
01/01/2015 to 12/31/2015	$9.85484	$9.71668	0
01/01/2016 to 12/31/2016	$9.71668	$9.55849	0
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11164	$7.11287	42,503
01/01/2009 to 12/31/2009	$7.11287	$8.81140	39,452
01/01/2010 to 12/31/2010	$8.81140	$9.80827	37,937
01/01/2011 to 12/31/2011	$9.80827	$9.53814	19,602
01/01/2012 to 12/31/2012	$9.53814	$10.59496	55,493
01/01/2013 to 12/31/2013	$10.59496	$12.04899	36,506
01/01/2014 to 12/31/2014	$12.04899	$12.53374	34,526
01/01/2015 to 12/31/2015	$12.53374	$12.12952	47,365
01/01/2016 to 12/31/2016	$12.12952	$12.48210	44,943
AST J.P. Morgan International Equity Portfolio
01/01/2007 to 12/31/2007	$12.73435	$13.62815	0
01/01/2008 to 12/31/2008	$13.62815	$7.81267	0
01/01/2009 to 12/31/2009	$7.81267	$10.38229	0
01/01/2010 to 12/31/2010	$10.38229	$10.88206	0
01/01/2011 to 12/31/2011	$10.88206	$9.66899	0
01/01/2012 to 12/31/2012	$9.66899	$11.52759	0
01/01/2013 to 12/31/2013	$11.52759	$13.00571	0
01/01/2014 to 12/31/2014	$13.00571	$11.90982	0
01/01/2015 to 12/31/2015	$11.90982	$11.32213	0
01/01/2016 to 12/31/2016	$11.32213	$11.28748	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2007 to 12/31/2007	$11.49327	$11.45739	301,914
01/01/2008 to 12/31/2008	$11.45739	$9.23119	349,586
01/01/2009 to 12/31/2009	$9.23119	$11.01602	377,710
01/01/2010 to 12/31/2010	$11.01602	$11.56220	376,904
01/01/2011 to 12/31/2011	$11.56220	$11.33459	367,461
01/01/2012 to 12/31/2012	$11.33459	$12.27304	545,336
01/01/2013 to 12/31/2013	$12.27304	$13.32716	527,059
01/01/2014 to 12/31/2014	$13.32716	$13.74406	446,654
01/01/2015 to 12/31/2015	$13.74406	$13.41700	336,286
01/01/2016 to 12/31/2016	$13.41700	$13.62609	258,882
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08356	$10.28302	0
01/01/2010 to 12/31/2010	$10.28302	$11.19487	0
01/01/2011 to 12/31/2011	$11.19487	$11.02146	0
01/01/2012 to 12/31/2012	$11.02146	$12.41541	0
01/01/2013 to 12/31/2013	$12.41541	$16.57359	0
01/01/2014 to 12/31/2014	$16.57359	$17.74935	0
01/01/2015 to 12/31/2015	$17.74935	$19.20481	0
01/01/2016 to 12/31/2016	$19.20481	$18.50805	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$11.38185	$12.79579	0
01/01/2008 to 12/31/2008	$12.79579	$7.05018	0
01/01/2009 to 12/31/2009	$7.05018	$8.94686	0
01/01/2010 to 12/31/2010	$8.94686	$10.47834	0
01/01/2011 to 12/31/2011	$10.47834	$10.15451	0
01/01/2012 to 12/31/2012	$10.15451	$11.14880	0
01/01/2013 to 12/31/2013	$11.14880	$14.89547	0
01/01/2014 to 12/31/2014	$14.89547	$16.11043	0
01/01/2015 to 12/31/2015	$16.11043	$17.34281	0
01/01/2016 to 12/31/2016	$17.34281	$17.90794	0
AST Lord Abbett Core Fixed Income Portfolio
01/01/2007 to 12/31/2007	$10.63464	$11.03240	0
01/01/2008 to 12/31/2008	$11.03240	$8.28063	0
01/01/2009 to 12/31/2009	$8.28063	$10.90085	0
01/01/2010 to 12/31/2010	$10.90085	$12.09106	0
01/01/2011 to 12/31/2011	$12.09106	$13.02828	0
01/01/2012 to 12/31/2012	$13.02828	$13.49666	0
01/01/2013 to 12/31/2013	$13.49666	$12.93554	0
01/01/2014 to 12/31/2014	$12.93554	$13.45913	0
01/01/2015 to 12/31/2015	$13.45913	$13.08607	0
01/01/2016 to 12/31/2016	$13.08607	$13.13168	0
AST MFS Global Equity Portfolio
01/01/2007 to 12/31/2007	$12.67817	$13.56337	0
01/01/2008 to 12/31/2008	$13.56337	$8.75586	0
01/01/2009 to 12/31/2009	$8.75586	$11.26126	0
01/01/2010 to 12/31/2010	$11.26126	$12.34035	0
01/01/2011 to 12/31/2011	$12.34035	$11.69116	0
01/01/2012 to 12/31/2012	$11.69116	$14.07213	0
01/01/2013 to 12/31/2013	$14.07213	$17.56575	0
01/01/2014 to 12/31/2014	$17.56575	$17.80286	0
01/01/2015 to 12/31/2015	$17.80286	$17.15596	0
01/01/2016 to 12/31/2016	$17.15596	$17.97257	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2007 to 12/31/2007	$11.48567	$12.92858	0
01/01/2008 to 12/31/2008	$12.92858	$8.05364	0
01/01/2009 to 12/31/2009	$8.05364	$9.79086	0
01/01/2010 to 12/31/2010	$9.79086	$10.79966	0
01/01/2011 to 12/31/2011	$10.79966	$10.49959	0
01/01/2012 to 12/31/2012	$10.49959	$12.02243	0
01/01/2013 to 12/31/2013	$12.02243	$16.07390	0
01/01/2014 to 12/31/2014	$16.07390	$17.08945	0
01/01/2015 to 12/31/2015	$17.08945	$17.92160	0
01/01/2016 to 12/31/2016	$17.92160	$17.86309	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99818	$10.17554	0
01/01/2013 to 12/31/2013	$10.17554	$13.38557	0
01/01/2014 to 12/31/2014	$13.38557	$14.42863	0
01/01/2015 to 12/31/2015	$14.42863	$14.00902	0
01/01/2016 to 12/31/2016	$14.00902	$15.54366	0
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02808	$10.06097	0
01/01/2012 to 12/31/2012	$10.06097	$10.31851	0
01/01/2013 to 12/31/2013	$10.31851	$9.80546	0
01/01/2014 to 12/31/2014	$9.80546	$10.08372	0
01/01/2015 to 10/16/2015	$10.08372	$10.01198	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$12.58620	$15.04070	0
01/01/2008 to 12/31/2008	$15.04070	$8.35729	0
01/01/2009 to 12/31/2009	$8.35729	$10.60820	0
01/01/2010 to 12/31/2010	$10.60820	$13.35009	0
01/01/2011 to 12/31/2011	$13.35009	$13.27697	0
01/01/2012 to 12/31/2012	$13.27697	$14.59214	0
01/01/2013 to 12/31/2013	$14.59214	$18.92509	0
01/01/2014 to 12/31/2014	$18.92509	$19.97808	0
01/01/2015 to 10/16/2015	$19.97808	$20.39554	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$10.81666	$12.55697	0
01/01/2008 to 12/31/2008	$12.55697	$7.05627	0
01/01/2009 to 12/31/2009	$7.05627	$8.45808	0
01/01/2010 to 12/31/2010	$8.45808	$9.94865	0
01/01/2011 to 04/29/2011	$9.94865	$11.13856	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.73524	$11.83935	0
01/01/2008 to 12/31/2008	$11.83935	$6.68549	0
01/01/2009 to 12/31/2009	$6.68549	$9.19594	0
01/01/2010 to 12/31/2010	$9.19594	$11.10141	0
01/01/2011 to 12/31/2011	$11.10141	$10.58780	0
01/01/2012 to 12/31/2012	$10.58780	$12.12804	0
01/01/2013 to 12/31/2013	$12.12804	$16.84393	0
01/01/2014 to 12/31/2014	$16.84393	$18.82076	0
01/01/2015 to 12/31/2015	$18.82076	$17.36897	0
01/01/2016 to 12/31/2016	$17.36897	$20.08442	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99818	$10.28444	0
01/01/2013 to 12/31/2013	$10.28444	$11.96070	18,289
01/01/2014 to 12/31/2014	$11.96070	$12.29863	15,392
01/01/2015 to 12/31/2015	$12.29863	$11.87859	8,453
01/01/2016 to 12/31/2016	$11.87859	$12.11994	7,821
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10092	$5.55970	0
01/01/2009 to 12/31/2009	$5.55970	$9.05407	0
01/01/2010 to 12/31/2010	$9.05407	$10.82692	0
01/01/2011 to 12/31/2011	$10.82692	$8.44241	0
01/01/2012 to 12/31/2012	$8.44241	$9.73673	0
01/01/2013 to 12/31/2013	$9.73673	$9.54367	0
01/01/2014 to 12/31/2014	$9.54367	$8.89652	0
01/01/2015 to 12/31/2015	$8.89652	$7.24532	0
01/01/2016 to 12/31/2016	$7.24532	$7.96223	0
AST Preservation Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.59390	$11.26294	1,319,704
01/01/2008 to 12/31/2008	$11.26294	$8.86866	1,865,612
01/01/2009 to 12/31/2009	$8.86866	$10.41144	3,275,055
01/01/2010 to 12/31/2010	$10.41144	$11.25882	2,956,420
01/01/2011 to 12/31/2011	$11.25882	$11.12122	2,743,932
01/01/2012 to 12/31/2012	$11.12122	$12.00437	2,824,903
01/01/2013 to 12/31/2013	$12.00437	$12.82173	2,616,705
01/01/2014 to 12/31/2014	$12.82173	$13.26380	2,326,101
01/01/2015 to 12/31/2015	$13.26380	$12.99049	1,941,414
01/01/2016 to 12/31/2016	$12.99049	$13.40721	1,953,222
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01809	$10.06089	0
01/01/2012 to 12/31/2012	$10.06089	$10.53869	0
01/01/2013 to 12/31/2013	$10.53869	$10.06837	0
01/01/2014 to 12/31/2014	$10.06837	$10.44364	0
01/01/2015 to 12/31/2015	$10.44364	$10.18642	0
01/01/2016 to 12/31/2016	$10.18642	$10.38211	226
AST Prudential Growth Allocation Portfolio
01/01/2007 to 12/31/2007	$10.43578	$11.37013	2,525,442
01/01/2008 to 12/31/2008	$11.37013	$6.59282	2,355,256
01/01/2009 to 12/31/2009	$6.59282	$8.12252	2,340,434
01/01/2010 to 12/31/2010	$8.12252	$9.45472	2,557,617
01/01/2011 to 12/31/2011	$9.45472	$8.67232	2,442,153
01/01/2012 to 12/31/2012	$8.67232	$9.57690	2,190,385
01/01/2013 to 12/31/2013	$9.57690	$10.96089	2,086,482
01/01/2014 to 12/31/2014	$10.96089	$11.70562	1,964,518
01/01/2015 to 12/31/2015	$11.70562	$11.37781	1,914,474
01/01/2016 to 12/31/2016	$11.37781	$12.25119	1,852,161
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99817	$11.63219	0
01/01/2014 to 12/31/2014	$11.63219	$13.11023	0
01/01/2015 to 12/31/2015	$13.11023	$13.01952	0
01/01/2016 to 12/31/2016	$13.01952	$14.11598	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2007 to 12/31/2007	$11.40033	$11.38033	0
01/01/2008 to 12/31/2008	$11.38033	$6.82050	0
01/01/2009 to 12/31/2009	$6.82050	$8.12604	0
01/01/2010 to 12/31/2010	$8.12604	$9.14329	0
01/01/2011 to 12/31/2011	$9.14329	$9.25157	0
01/01/2012 to 12/31/2012	$9.25157	$10.74903	0
01/01/2013 to 12/31/2013	$10.74903	$13.92157	0
01/01/2014 to 12/31/2014	$13.92157	$15.95887	0
01/01/2015 to 12/31/2015	$15.95887	$16.08820	0
01/01/2016 to 12/31/2016	$16.08820	$18.07098	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99817	$8.86648	0
01/01/2012 to 12/31/2012	$8.86648	$9.81199	0
01/01/2013 to 12/31/2013	$9.81199	$11.74541	3,084
01/01/2014 to 12/31/2014	$11.74541	$12.23364	5,004
01/01/2015 to 12/31/2015	$12.23364	$11.98233	9,337
01/01/2016 to 12/31/2016	$11.98233	$12.46009	8,579
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08094	$7.31895	39,416
01/01/2009 to 12/31/2009	$7.31895	$8.83205	63,218
01/01/2010 to 12/31/2010	$8.83205	$9.66727	88,601
01/01/2011 to 12/31/2011	$9.66727	$9.28309	95,967
01/01/2012 to 12/31/2012	$9.28309	$10.01191	166,539
01/01/2013 to 12/31/2013	$10.01191	$11.00969	163,451
01/01/2014 to 12/31/2014	$11.00969	$11.32086	153,052
01/01/2015 to 12/31/2015	$11.32086	$11.05331	181,493
01/01/2016 to 12/31/2016	$11.05331	$11.33107	154,988
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09912	$6.67246	28,640
01/01/2009 to 12/31/2009	$6.67246	$8.27770	58,285
01/01/2010 to 12/31/2010	$8.27770	$9.25676	76,010
01/01/2011 to 12/31/2011	$9.25676	$8.83709	96,013
01/01/2012 to 12/31/2012	$8.83709	$10.01673	59,771
01/01/2013 to 12/31/2013	$10.01673	$11.56557	64,728
01/01/2014 to 12/31/2014	$11.56557	$11.92551	74,162
01/01/2015 to 12/31/2015	$11.92551	$11.59973	402,619
01/01/2016 to 12/31/2016	$11.59973	$12.11855	279,924
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2007 to 12/31/2007	$11.01325	$11.73026	99,324
01/01/2008 to 12/31/2008	$11.73026	$8.00838	94,965
01/01/2009 to 12/31/2009	$8.00838	$9.97919	203,554
01/01/2010 to 12/31/2010	$9.97919	$10.91252	281,952
01/01/2011 to 12/31/2011	$10.91252	$10.31190	487,908
01/01/2012 to 12/31/2012	$10.31190	$11.20774	388,499
01/01/2013 to 12/31/2013	$11.20774	$12.53953	380,465
01/01/2014 to 12/31/2014	$12.53953	$12.63590	347,029
01/01/2015 to 10/16/2015	$12.63590	$12.23578	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2007 to 12/31/2007	$12.04505	$13.09925	0
01/01/2008 to 12/31/2008	$13.09925	$7.16200	0
01/01/2009 to 12/31/2009	$7.16200	$9.29215	0
01/01/2010 to 12/31/2010	$9.29215	$12.04549	0
01/01/2011 to 12/31/2011	$12.04549	$10.23600	0
01/01/2012 to 12/31/2012	$10.23600	$12.01985	0
01/01/2013 to 12/31/2013	$12.01985	$16.55303	0
01/01/2014 to 12/31/2014	$16.55303	$16.98854	0
01/01/2015 to 12/31/2015	$16.98854	$16.83642	0
01/01/2016 to 12/31/2016	$16.83642	$17.73452	0
AST Small-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$9.87625	$10.34839	0
01/01/2008 to 12/31/2008	$10.34839	$6.57832	0
01/01/2009 to 12/31/2009	$6.57832	$8.61513	0
01/01/2010 to 12/31/2010	$8.61513	$11.49409	0
01/01/2011 to 12/31/2011	$11.49409	$11.13148	0
01/01/2012 to 12/31/2012	$11.13148	$12.21161	0
01/01/2013 to 12/31/2013	$12.21161	$16.14369	0
01/01/2014 to 12/31/2014	$16.14369	$16.39138	0
01/01/2015 to 12/31/2015	$16.39138	$16.15661	0
01/01/2016 to 12/31/2016	$16.15661	$17.71016	0
AST Small-Cap Value Portfolio
01/01/2007 to 12/31/2007	$12.44163	$11.48395	0
01/01/2008 to 12/31/2008	$11.48395	$7.89338	0
01/01/2009 to 12/31/2009	$7.89338	$9.80392	0
01/01/2010 to 12/31/2010	$9.80392	$12.08066	0
01/01/2011 to 12/31/2011	$12.08066	$11.10904	0
01/01/2012 to 12/31/2012	$11.10904	$12.83722	0
01/01/2013 to 12/31/2013	$12.83722	$17.25050	0
01/01/2014 to 12/31/2014	$17.25050	$17.75965	0
01/01/2015 to 12/31/2015	$17.75965	$16.62018	0
01/01/2016 to 12/31/2016	$16.62018	$21.00249	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$11.33991	$11.79020	1,168,970
01/01/2008 to 12/31/2008	$11.79020	$8.53907	854,993
01/01/2009 to 12/31/2009	$8.53907	$10.36705	868,302
01/01/2010 to 12/31/2010	$10.36705	$11.30851	861,448
01/01/2011 to 12/31/2011	$11.30851	$11.27944	828,168
01/01/2012 to 12/31/2012	$11.27944	$12.51966	805,114
01/01/2013 to 12/31/2013	$12.51966	$14.30533	864,271
01/01/2014 to 12/31/2014	$14.30533	$14.81310	892,322
01/01/2015 to 12/31/2015	$14.81310	$14.49314	910,758
01/01/2016 to 12/31/2016	$14.49314	$15.24435	846,539
AST T. Rowe Price Equity Income Portfolio
01/01/2007 to 12/31/2007	$12.18054	$11.48624	0
01/01/2008 to 12/31/2008	$11.48624	$6.52810	0
01/01/2009 to 12/31/2009	$6.52810	$7.90362	0
01/01/2010 to 12/31/2010	$7.90362	$8.75354	0
01/01/2011 to 12/31/2011	$8.75354	$8.42085	0
01/01/2012 to 12/31/2012	$8.42085	$9.65593	0
01/01/2013 to 12/31/2013	$9.65593	$12.24682	0
01/01/2014 to 12/31/2014	$12.24682	$12.87171	0
01/01/2015 to 10/16/2015	$12.87171	$11.88052	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$10.42785	$11.03694	0
01/01/2008 to 12/31/2008	$11.03694	$6.41495	0
01/01/2009 to 12/31/2009	$6.41495	$9.62234	0
01/01/2010 to 12/31/2010	$9.62234	$10.89854	0
01/01/2011 to 12/31/2011	$10.89854	$10.47838	0
01/01/2012 to 12/31/2012	$10.47838	$12.04928	0
01/01/2013 to 12/31/2013	$12.04928	$16.97245	0
01/01/2014 to 12/31/2014	$16.97245	$17.98424	0
01/01/2015 to 12/31/2015	$17.98424	$19.27402	0
01/01/2016 to 12/31/2016	$19.27402	$19.35951	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2007 to 12/31/2007	$13.23998	$18.19215	0
01/01/2008 to 12/31/2008	$18.19215	$8.89797	0
01/01/2009 to 12/31/2009	$8.89797	$12.99675	0
01/01/2010 to 12/31/2010	$12.99675	$15.31064	0
01/01/2011 to 12/31/2011	$15.31064	$12.74029	0
01/01/2012 to 12/31/2012	$12.74029	$12.91003	0
01/01/2013 to 12/31/2013	$12.91003	$14.56784	0
01/01/2014 to 12/31/2014	$14.56784	$13.05591	0
01/01/2015 to 12/31/2015	$13.05591	$10.31008	0
01/01/2016 to 12/31/2016	$10.31008	$12.56588	0
AST Templeton Global Bond Portfolio
01/01/2007 to 12/31/2007	$9.77542	$10.48123	0
01/01/2008 to 12/31/2008	$10.48123	$10.00096	0
01/01/2009 to 12/31/2009	$10.00096	$10.96586	0
01/01/2010 to 12/31/2010	$10.96586	$11.34046	0
01/01/2011 to 12/31/2011	$11.34046	$11.54872	0
01/01/2012 to 12/31/2012	$11.54872	$11.88441	0
01/01/2013 to 12/31/2013	$11.88441	$11.18657	0
01/01/2014 to 12/31/2014	$11.18657	$11.00133	0
01/01/2015 to 12/31/2015	$11.00133	$10.26238	0
01/01/2016 to 12/31/2016	$10.26238	$10.47441	0
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
01/01/2007 to 12/31/2007	$12.69696	$12.56242	0
01/01/2008 to 12/31/2008	$12.56242	$7.70297	0
01/01/2009 to 12/31/2009	$7.70297	$8.90897	0
01/01/2010 to 12/31/2010	$8.90897	$9.79708	0
01/01/2011 to 12/31/2011	$9.79708	$9.53469	0
01/01/2012 to 12/31/2012	$9.53469	$10.57417	0
01/01/2013 to 12/31/2013	$10.57417	$13.92281	0
01/01/2014 to 12/31/2014	$13.92281	$13.82856	0
01/01/2015 to 12/31/2015	$13.82856	$12.70406	0
01/01/2016 to 12/31/2016	$12.70406	$13.18650	0
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.51347	$11.56862	0
01/01/2008 to 12/31/2008	$11.56862	$7.00032	0
01/01/2009 to 12/31/2009	$7.00032	$9.50836	0
01/01/2010 to 12/31/2010	$9.50836	$11.49463	0
01/01/2011 to 12/31/2011	$11.49463	$10.85406	0
01/01/2012 to 12/31/2012	$10.85406	$12.56906	0
01/01/2013 to 12/31/2013	$12.56906	$16.27725	0
01/01/2014 to 12/31/2014	$16.27725	$18.30203	0
01/01/2015 to 12/31/2015	$18.30203	$16.71631	0
01/01/2016 to 12/31/2016	$16.71631	$18.63749	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Wellington Management Hedged Equity Portfolio
01/01/2007 to 12/31/2007	$11.30662	$12.11353	0
01/01/2008 to 12/31/2008	$12.11353	$6.83224	0
01/01/2009 to 12/31/2009	$6.83224	$8.58160	0
01/01/2010 to 12/31/2010	$8.58160	$9.62121	0
01/01/2011 to 12/31/2011	$9.62121	$9.08459	2,223
01/01/2012 to 12/31/2012	$9.08459	$9.86225	4,081
01/01/2013 to 12/31/2013	$9.86225	$11.62287	59,005
01/01/2014 to 12/31/2014	$11.62287	$11.99269	68,303
01/01/2015 to 12/31/2015	$11.99269	$11.65454	58,068
01/01/2016 to 12/31/2016	$11.65454	$12.14240	58,035
AST Western Asset Core Plus Bond Portfolio
11/19/2007* to 12/31/2007	$9.99817	$9.97260	0
01/01/2008 to 12/31/2008	$9.97260	$9.24479	0
01/01/2009 to 12/31/2009	$9.24479	$10.09286	0
01/01/2010 to 12/31/2010	$10.09286	$10.64051	0
01/01/2011 to 12/31/2011	$10.64051	$11.03361	0
01/01/2012 to 12/31/2012	$11.03361	$11.63787	0
01/01/2013 to 12/31/2013	$11.63787	$11.21185	0
01/01/2014 to 12/31/2014	$11.21185	$11.75439	0
01/01/2015 to 12/31/2015	$11.75439	$11.63783	0
01/01/2016 to 12/31/2016	$11.63783	$11.96851	0
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07796	$6.61789	61,258
01/01/2009 to 12/31/2009	$6.61789	$8.41819	104,719
01/01/2010 to 12/31/2010	$8.41819	$9.07616	130,503
01/01/2011 to 12/31/2011	$9.07616	$8.72845	149,496
01/01/2012 to 09/21/2012	$8.72845	$9.73895	0
*Denotes the start date of these sub-accounts

PREMIER B SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement Service Charge

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/19/2007* to 12/31/2007	$10.08004	$10.91282	129,445
01/01/2008 to 12/31/2008	$10.91282	$7.36563	142,405
01/01/2009 to 12/31/2009	$7.36563	$9.06905	85,377
01/01/2010 to 12/31/2010	$9.06905	$10.05357	99,862
01/01/2011 to 12/31/2011	$10.05357	$9.68945	172,922
01/01/2012 to 12/31/2012	$9.68945	$10.79903	187,764
01/01/2013 to 12/31/2013	$10.79903	$11.75851	169,163
01/01/2014 to 12/31/2014	$11.75851	$12.08662	230,801
01/01/2015 to 12/31/2015	$12.08662	$11.58176	286,697
01/01/2016 to 12/31/2016	$11.58176	$12.19380	296,022
AST Advanced Strategies Portfolio
03/19/2007* to 12/31/2007	$10.07305	$10.83452	0
01/01/2008 to 12/31/2008	$10.83452	$7.53017	0
01/01/2009 to 12/31/2009	$7.53017	$9.40896	0
01/01/2010 to 12/31/2010	$9.40896	$10.59254	0
01/01/2011 to 12/31/2011	$10.59254	$10.49952	36,272
01/01/2012 to 12/31/2012	$10.49952	$11.81435	79,091
01/01/2013 to 12/31/2013	$11.81435	$13.63409	158,790
01/01/2014 to 12/31/2014	$13.63409	$14.32368	180,239
01/01/2015 to 12/31/2015	$14.32368	$14.29579	206,753
01/01/2016 to 12/31/2016	$14.29579	$15.16031	258,359
AST American Century Income & Growth Portfolio
03/19/2007* to 12/31/2007	$10.12345	$10.18301	0
01/01/2008 to 12/31/2008	$10.18301	$6.57914	0
01/01/2009 to 12/31/2009	$6.57914	$7.67177	3,699
01/01/2010 to 12/31/2010	$7.67177	$8.64764	4,096
01/01/2011 to 12/31/2011	$8.64764	$8.86776	4,581
01/01/2012 to 05/04/2012	$8.86776	$9.65752	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99918	$11.69051	0
01/01/2014 to 12/31/2014	$11.69051	$13.09913	0
01/01/2015 to 12/31/2015	$13.09913	$13.19338	0
01/01/2016 to 12/31/2016	$13.19338	$14.46107	0
AST Balanced Asset Allocation Portfolio
03/19/2007* to 12/31/2007	$10.07151	$10.86097	3,120
01/01/2008 to 12/31/2008	$10.86097	$7.66698	166,425
01/01/2009 to 12/31/2009	$7.66698	$9.35958	160,708
01/01/2010 to 12/31/2010	$9.35958	$10.40804	226,307
01/01/2011 to 12/31/2011	$10.40804	$10.17985	366,569
01/01/2012 to 12/31/2012	$10.17985	$11.33645	524,542
01/01/2013 to 12/31/2013	$11.33645	$13.20498	566,259
01/01/2014 to 12/31/2014	$13.20498	$13.92690	843,587
01/01/2015 to 12/31/2015	$13.92690	$13.85466	1,049,212
01/01/2016 to 12/31/2016	$13.85466	$14.58164	1,373,384

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99918	$9.20827	0
01/01/2012 to 12/31/2012	$9.20827	$10.20156	0
01/01/2013 to 12/31/2013	$10.20156	$11.19672	0
01/01/2014 to 12/31/2014	$11.19672	$11.62858	0
01/01/2015 to 12/31/2015	$11.62858	$11.16796	0
01/01/2016 to 12/31/2016	$11.16796	$11.82721	0
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99918	$10.54820	0
01/01/2014 to 12/31/2014	$10.54820	$10.81738	0
01/01/2015 to 12/31/2015	$10.81738	$10.73944	0
01/01/2016 to 12/31/2016	$10.73944	$11.30823	0
AST BlackRock Low Duration Bond Portfolio
03/19/2007* to 12/31/2007	$9.99034	$10.47408	6,233
01/01/2008 to 12/31/2008	$10.47408	$10.48603	6,071
01/01/2009 to 12/31/2009	$10.48603	$11.44430	46,373
01/01/2010 to 12/31/2010	$11.44430	$11.77276	96,945
01/01/2011 to 12/31/2011	$11.77276	$11.91843	101,716
01/01/2012 to 12/31/2012	$11.91843	$12.35443	57,567
01/01/2013 to 12/31/2013	$12.35443	$11.96593	61,513
01/01/2014 to 12/31/2014	$11.96593	$11.83586	56,087
01/01/2015 to 12/31/2015	$11.83586	$11.77554	95,573
01/01/2016 to 12/31/2016	$11.77554	$11.85025	101,282
AST BlackRock/Loomis Sayles Bond Portfolio
03/19/2007* to 12/31/2007	$9.99058	$10.56075	0
01/01/2008 to 12/31/2008	$10.56075	$10.21988	1,836
01/01/2009 to 12/31/2009	$10.21988	$11.79093	23,401
01/01/2010 to 12/31/2010	$11.79093	$12.57524	35,839
01/01/2011 to 12/31/2011	$12.57524	$12.84647	42,310
01/01/2012 to 12/31/2012	$12.84647	$13.90489	141,041
01/01/2013 to 12/31/2013	$13.90489	$13.51422	157,940
01/01/2014 to 12/31/2014	$13.51422	$13.94662	156,494
01/01/2015 to 12/31/2015	$13.94662	$13.51743	159,560
01/01/2016 to 12/31/2016	$13.51743	$13.94960	163,286
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14595	$10.30944	0
01/01/2010 to 12/31/2010	$10.30944	$11.60815	678
01/01/2011 to 12/31/2011	$11.60815	$10.81845	1,493
01/01/2012 to 12/31/2012	$10.81845	$12.12874	1,675
01/01/2013 to 12/31/2013	$12.12874	$15.78294	5,326
01/01/2014 to 12/31/2014	$15.78294	$17.23085	6,482
01/01/2015 to 12/31/2015	$17.23085	$16.24741	11,612
01/01/2016 to 12/31/2016	$16.24741	$18.29792	21,508
AST Capital Growth Asset Allocation Portfolio
03/19/2007* to 12/31/2007	$10.09687	$11.01224	40,327
01/01/2008 to 12/31/2008	$11.01224	$7.09376	47,327
01/01/2009 to 12/31/2009	$7.09376	$8.80257	75,060
01/01/2010 to 12/31/2010	$8.80257	$9.88109	85,112
01/01/2011 to 12/31/2011	$9.88109	$9.54594	115,629
01/01/2012 to 12/31/2012	$9.54594	$10.74833	85,759
01/01/2013 to 12/31/2013	$10.74833	$13.05551	147,135
01/01/2014 to 12/31/2014	$13.05551	$13.83039	261,580
01/01/2015 to 12/31/2015	$13.83039	$13.76649	412,131
01/01/2016 to 12/31/2016	$13.76649	$14.56220	531,059

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99918	$11.72984	0
01/01/2014 to 12/31/2014	$11.72984	$13.19431	0
01/01/2015 to 12/31/2015	$13.19431	$12.59712	0
01/01/2016 to 12/31/2016	$12.59712	$14.33024	0
AST Cohen & Steers Realty Portfolio
03/19/2007* to 12/31/2007	$10.10286	$7.81223	2,528
01/01/2008 to 12/31/2008	$7.81223	$5.02371	2,463
01/01/2009 to 12/31/2009	$5.02371	$6.56219	2,370
01/01/2010 to 12/31/2010	$6.56219	$8.36127	3,255
01/01/2011 to 12/31/2011	$8.36127	$8.82419	4,845
01/01/2012 to 12/31/2012	$8.82419	$10.07765	33,808
01/01/2013 to 12/31/2013	$10.07765	$10.29050	28,693
01/01/2014 to 12/31/2014	$10.29050	$13.33818	33,765
01/01/2015 to 12/31/2015	$13.33818	$13.84584	49,429
01/01/2016 to 12/31/2016	$13.84584	$14.36896	61,695
AST DeAm Small-Cap Value Portfolio
03/19/2007* to 12/31/2007	$10.09789	$8.33201	0
01/01/2008 to 07/18/2008	$8.33201	$7.66199	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99918	$9.73366	0
01/01/2014 to 12/31/2014	$9.73366	$10.12900	0
01/01/2015 to 12/31/2015	$10.12900	$10.01891	0
01/01/2016 to 12/31/2016	$10.01891	$10.37307	0
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10379	$7.54057	0
01/01/2009 to 12/31/2009	$7.54057	$9.05097	0
01/01/2010 to 12/31/2010	$9.05097	$10.15522	0
01/01/2011 to 12/31/2011	$10.15522	$9.80622	17,951
01/01/2012 to 12/31/2012	$9.80622	$11.03284	39,447
01/01/2013 to 12/31/2013	$11.03284	$13.02361	48,832
01/01/2014 to 12/31/2014	$13.02361	$13.63207	78,552
01/01/2015 to 10/16/2015	$13.63207	$13.67052	0
AST FI Pyramis® Quantitative Portfolio
03/19/2007* to 12/31/2007	$10.07381	$10.77036	7,255
01/01/2008 to 12/31/2008	$10.77036	$6.98618	42,388
01/01/2009 to 12/31/2009	$6.98618	$8.56682	35,985
01/01/2010 to 12/31/2010	$8.56682	$9.70021	34,782
01/01/2011 to 12/31/2011	$9.70021	$9.45972	70,843
01/01/2012 to 12/31/2012	$9.45972	$10.36217	125,844
01/01/2013 to 12/31/2013	$10.36217	$11.77393	141,532
01/01/2014 to 12/31/2014	$11.77393	$12.02477	146,745
01/01/2015 to 12/31/2015	$12.02477	$12.02372	175,869
01/01/2016 to 12/31/2016	$12.02372	$12.41117	191,548

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99918	$7.49594	5,059
01/01/2009 to 11/13/2009	$7.49594	$8.43273	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99918	$10.79695	47,791
01/01/2013 to 12/31/2013	$10.79695	$13.30615	44,057
01/01/2014 to 12/31/2014	$13.30615	$13.59311	39,882
01/01/2015 to 10/16/2015	$13.59311	$13.09384	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99918	$10.86599	0
01/01/2014 to 12/31/2014	$10.86599	$11.03376	0
01/01/2015 to 10/16/2015	$11.03376	$10.58791	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17586	$6.13224	0
01/01/2009 to 12/31/2009	$6.13224	$8.20276	146
01/01/2010 to 12/31/2010	$8.20276	$9.76197	137
01/01/2011 to 12/31/2011	$9.76197	$9.17833	541
01/01/2012 to 12/31/2012	$9.17833	$11.52315	1,910
01/01/2013 to 12/31/2013	$11.52315	$11.90508	5,835
01/01/2014 to 12/31/2014	$11.90508	$13.42844	9,633
01/01/2015 to 12/31/2015	$13.42844	$13.28358	9,943
01/01/2016 to 12/31/2016	$13.28358	$13.26990	23,866

AST Goldman Sachs Concentrated Growth Portfolio
03/19/2007* to 12/31/2007	$10.09100	$11.53628	4,723
01/01/2008 to 12/31/2008	$11.53628	$6.82244	4,600
01/01/2009 to 12/31/2009	$6.82244	$10.09167	4,428
01/01/2010 to 12/31/2010	$10.09167	$11.01965	5,277
01/01/2011 to 12/31/2011	$11.01965	$10.47885	6,194
01/01/2012 to 12/31/2012	$10.47885	$12.42563	13,645
01/01/2013 to 12/31/2013	$12.42563	$15.96125	24,620
01/01/2014 to 02/07/2014	$15.96125	$15.71317	0
AST Goldman Sachs Large-Cap Value Portfolio
03/19/2007* to 12/31/2007	$10.11632	$10.62005	0
01/01/2008 to 12/31/2008	$10.62005	$6.23634	0
01/01/2009 to 12/31/2009	$6.23634	$7.35950	6,458
01/01/2010 to 12/31/2010	$7.35950	$8.22556	5,948
01/01/2011 to 12/31/2011	$8.22556	$7.69478	7,670
01/01/2012 to 12/31/2012	$7.69478	$9.11684	17,500
01/01/2013 to 12/31/2013	$9.11684	$12.05440	27,352
01/01/2014 to 12/31/2014	$12.05440	$13.50241	43,345
01/01/2015 to 12/31/2015	$13.50241	$12.75099	179,262
01/01/2016 to 12/31/2016	$12.75099	$14.08203	149,738
AST Goldman Sachs Mid-Cap Growth Portfolio
03/19/2007* to 12/31/2007	$10.09800	$11.48986	1,492
01/01/2008 to 12/31/2008	$11.48986	$6.73541	0
01/01/2009 to 12/31/2009	$6.73541	$10.47635	231
01/01/2010 to 12/31/2010	$10.47635	$12.42903	782
01/01/2011 to 12/31/2011	$12.42903	$11.93976	1,490
01/01/2012 to 12/31/2012	$11.93976	$14.14015	10,307
01/01/2013 to 12/31/2013	$14.14015	$18.50694	16,778
01/01/2014 to 12/31/2014	$18.50694	$20.43596	21,586
01/01/2015 to 12/31/2015	$20.43596	$19.08331	59,327
01/01/2016 to 12/31/2016	$19.08331	$19.20543	63,514

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08946	$7.64998	744
01/01/2009 to 12/31/2009	$7.64998	$9.34543	2,369
01/01/2010 to 12/31/2010	$9.34543	$10.32606	7,551
01/01/2011 to 12/31/2011	$10.32606	$10.17206	13,151
01/01/2012 to 12/31/2012	$10.17206	$11.09154	67,208
01/01/2013 to 12/31/2013	$11.09154	$12.06017	27,028
01/01/2014 to 12/31/2014	$12.06017	$12.42331	62,516
01/01/2015 to 12/31/2015	$12.42331	$12.18843	73,646
01/01/2016 to 12/31/2016	$12.18843	$12.70214	98,929
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03407	$7.66279	431
01/01/2009 to 12/31/2009	$7.66279	$9.62383	517
01/01/2010 to 12/31/2010	$9.62383	$12.07909	1,114
01/01/2011 to 12/31/2011	$12.07909	$12.11532	1,906
01/01/2012 to 12/31/2012	$12.11532	$13.87726	4,328
01/01/2013 to 12/31/2013	$13.87726	$19.07270	10,593
01/01/2014 to 12/31/2014	$19.07270	$20.24314	14,911
01/01/2015 to 12/31/2015	$20.24314	$18.94153	28,415
01/01/2016 to 12/31/2016	$18.94153	$23.31383	35,607
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
03/19/2007* to 12/31/2007	$10.00052	$10.29973	0
01/01/2008 to 12/31/2008	$10.29973	$10.45357	10,390
01/01/2009 to 12/31/2009	$10.45357	$10.37528	8,118
01/01/2010 to 12/31/2010	$10.37528	$10.27485	23,603
01/01/2011 to 12/31/2011	$10.27485	$10.17598	28,226
01/01/2012 to 12/31/2012	$10.17598	$10.07626	137,020
01/01/2013 to 12/31/2013	$10.07626	$9.97714	122,291
01/01/2014 to 12/31/2014	$9.97714	$9.87852	250,708
01/01/2015 to 12/31/2015	$9.87852	$9.78032	270,947
01/01/2016 to 12/31/2016	$9.78032	$9.68399	281,767
AST High Yield Portfolio
03/19/2007* to 12/31/2007	$9.99918	$9.96607	0
01/01/2008 to 12/31/2008	$9.96607	$7.34697	0
01/01/2009 to 12/31/2009	$7.34697	$9.86035	3,032
01/01/2010 to 12/31/2010	$9.86035	$11.08074	18,004
01/01/2011 to 12/31/2011	$11.08074	$11.31919	24,364
01/01/2012 to 12/31/2012	$11.31919	$12.76194	53,227
01/01/2013 to 12/31/2013	$12.76194	$13.54280	47,007
01/01/2014 to 12/31/2014	$13.54280	$13.75166	62,152
01/01/2015 to 12/31/2015	$13.75166	$13.13027	80,541
01/01/2016 to 12/31/2016	$13.13027	$15.00201	109,170
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
03/19/2007* to 12/31/2007	$10.11587	$9.84473	0
01/01/2008 to 12/31/2008	$9.84473	$5.70314	0
01/01/2009 to 12/31/2009	$5.70314	$6.74404	0
01/01/2010 to 12/31/2010	$6.74404	$7.55590	197
01/01/2011 to 12/31/2011	$7.55590	$7.16817	1,094
01/01/2012 to 12/31/2012	$7.16817	$8.29561	14,852
01/01/2013 to 12/31/2013	$8.29561	$11.48738	31,898
01/01/2014 to 12/31/2014	$11.48738	$12.93708	42,358
01/01/2015 to 12/31/2015	$12.93708	$11.80525	49,990
01/01/2016 to 12/31/2016	$11.80525	$14.01298	61,709

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST International Growth Portfolio
03/19/2007* to 12/31/2007	$10.15948	$12.05201	0
01/01/2008 to 12/31/2008	$12.05201	$5.93863	0
01/01/2009 to 12/31/2009	$5.93863	$7.95483	448
01/01/2010 to 12/31/2010	$7.95483	$9.01789	458
01/01/2011 to 12/31/2011	$9.01789	$7.77483	437
01/01/2012 to 12/31/2012	$7.77483	$9.26557	8,321
01/01/2013 to 12/31/2013	$9.26557	$10.92201	15,690
01/01/2014 to 12/31/2014	$10.92201	$10.21646	15,533
01/01/2015 to 12/31/2015	$10.21646	$10.43383	19,369
01/01/2016 to 12/31/2016	$10.43383	$9.94030	16,568
AST International Value Portfolio
03/19/2007* to 12/31/2007	$10.12617	$11.65068	0
01/01/2008 to 12/31/2008	$11.65068	$6.45950	0
01/01/2009 to 12/31/2009	$6.45950	$8.34615	0
01/01/2010 to 12/31/2010	$8.34615	$9.17929	607
01/01/2011 to 12/31/2011	$9.17929	$7.94794	1,773
01/01/2012 to 12/31/2012	$7.94794	$9.18156	3,131
01/01/2013 to 12/31/2013	$9.18156	$10.86035	7,431
01/01/2014 to 12/31/2014	$10.86035	$10.03208	9,404
01/01/2015 to 12/31/2015	$10.03208	$10.01389	11,194
01/01/2016 to 12/31/2016	$10.01389	$9.97240	10,720
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11197	$7.17178	0
01/01/2009 to 12/31/2009	$7.17178	$8.99427	0
01/01/2010 to 12/31/2010	$8.99427	$10.13569	0
01/01/2011 to 12/31/2011	$10.13569	$9.97825	1,208
01/01/2012 to 12/31/2012	$9.97825	$11.22134	27,647
01/01/2013 to 12/31/2013	$11.22134	$12.91910	27,963
01/01/2014 to 12/31/2014	$12.91910	$13.60521	34,332
01/01/2015 to 12/31/2015	$13.60521	$13.32949	53,555
01/01/2016 to 12/31/2016	$13.32949	$13.88622	58,208
AST J.P. Morgan International Equity Portfolio
03/19/2007* to 12/31/2007	$10.14435	$10.97941	2,000
01/01/2008 to 12/31/2008	$10.97941	$6.37232	7,415
01/01/2009 to 12/31/2009	$6.37232	$8.57302	10,158
01/01/2010 to 12/31/2010	$8.57302	$9.09678	10,379
01/01/2011 to 12/31/2011	$9.09678	$8.18270	11,011
01/01/2012 to 12/31/2012	$8.18270	$9.87658	14,182
01/01/2013 to 12/31/2013	$9.87658	$11.28094	28,745
01/01/2014 to 12/31/2014	$11.28094	$10.45830	71,525
01/01/2015 to 12/31/2015	$10.45830	$10.06541	106,352
01/01/2016 to 12/31/2016	$10.06541	$10.15840	111,320
AST J.P. Morgan Strategic Opportunities Portfolio
03/19/2007* to 12/31/2007	$10.08054	$10.17383	0
01/01/2008 to 12/31/2008	$10.17383	$8.29858	10,258
01/01/2009 to 12/31/2009	$8.29858	$10.02568	41,174
01/01/2010 to 12/31/2010	$10.02568	$10.65289	41,076
01/01/2011 to 12/31/2011	$10.65289	$10.57215	44,156
01/01/2012 to 12/31/2012	$10.57215	$11.58947	68,595
01/01/2013 to 12/31/2013	$11.58947	$12.74066	67,156
01/01/2014 to 12/31/2014	$12.74066	$13.30181	88,614
01/01/2015 to 12/31/2015	$13.30181	$13.14611	89,830
01/01/2016 to 12/31/2016	$13.14611	$13.51574	125,636

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08457	$10.29963	0
01/01/2010 to 12/31/2010	$10.29963	$11.35164	0
01/01/2011 to 12/31/2011	$11.35164	$11.31377	0
01/01/2012 to 12/31/2012	$11.31377	$12.90295	518
01/01/2013 to 12/31/2013	$12.90295	$17.43738	5,435
01/01/2014 to 12/31/2014	$17.43738	$18.90555	8,490
01/01/2015 to 12/31/2015	$18.90555	$20.70893	10,511
01/01/2016 to 12/31/2016	$20.70893	$20.20390	10,182
AST Loomis Sayles Large-Cap Growth Portfolio
03/19/2007* to 12/31/2007	$10.13199	$11.47337	2,345
01/01/2008 to 12/31/2008	$11.47337	$6.40005	0
01/01/2009 to 12/31/2009	$6.40005	$8.22241	6,687
01/01/2010 to 12/31/2010	$8.22241	$9.74903	6,413
01/01/2011 to 12/31/2011	$9.74903	$9.56442	5,154
01/01/2012 to 12/31/2012	$9.56442	$10.63120	48,310
01/01/2013 to 12/31/2013	$10.63120	$14.37959	35,153
01/01/2014 to 12/31/2014	$14.37959	$15.74482	73,599
01/01/2015 to 12/31/2015	$15.74482	$17.15902	82,680
01/01/2016 to 12/31/2016	$17.15902	$17.93663	79,915
AST Lord Abbett Core Fixed Income Portfolio
03/19/2007* to 12/31/2007	$10.02439	$10.32185	0
01/01/2008 to 12/31/2008	$10.32185	$7.84324	0
01/01/2009 to 12/31/2009	$7.84324	$10.45274	5,287
01/01/2010 to 12/31/2010	$10.45274	$11.73757	4,794
01/01/2011 to 12/31/2011	$11.73757	$12.80336	8,496
01/01/2012 to 12/31/2012	$12.80336	$13.42818	77,961
01/01/2013 to 12/31/2013	$13.42818	$13.02931	83,091
01/01/2014 to 12/31/2014	$13.02931	$13.72449	85,991
01/01/2015 to 12/31/2015	$13.72449	$13.50922	137,056
01/01/2016 to 12/31/2016	$13.50922	$13.72373	141,343
AST MFS Global Equity Portfolio
03/19/2007* to 12/31/2007	$10.11667	$10.95164	0
01/01/2008 to 12/31/2008	$10.95164	$7.15759	1,243
01/01/2009 to 12/31/2009	$7.15759	$9.31966	15,605
01/01/2010 to 12/31/2010	$9.31966	$10.33903	12,339
01/01/2011 to 12/31/2011	$10.33903	$9.91614	18,473
01/01/2012 to 12/31/2012	$9.91614	$12.08368	28,565
01/01/2013 to 12/31/2013	$12.08368	$15.27018	35,474
01/01/2014 to 12/31/2014	$15.27018	$15.66783	48,968
01/01/2015 to 12/31/2015	$15.66783	$15.28549	63,770
01/01/2016 to 12/31/2016	$15.28549	$16.21071	73,574
AST MFS Growth Portfolio
03/19/2007* to 12/31/2007	$10.10694	$11.59267	0
01/01/2008 to 12/31/2008	$11.59267	$7.31108	440
01/01/2009 to 12/31/2009	$7.31108	$8.99798	3,010
01/01/2010 to 12/31/2010	$8.99798	$10.04775	2,559
01/01/2011 to 12/31/2011	$10.04775	$9.88927	3,386
01/01/2012 to 12/31/2012	$9.88927	$11.46400	5,224
01/01/2013 to 12/31/2013	$11.46400	$15.51686	16,702
01/01/2014 to 12/31/2014	$15.51686	$16.70138	32,940
01/01/2015 to 12/31/2015	$16.70138	$17.73141	52,858
01/01/2016 to 12/31/2016	$17.73141	$17.89169	66,755

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99918	$10.22213	0
01/01/2013 to 12/31/2013	$10.22213	$13.61300	0
01/01/2014 to 12/31/2014	$13.61300	$14.85534	0
01/01/2015 to 12/31/2015	$14.85534	$14.60187	0
01/01/2016 to 12/31/2016	$14.60187	$16.40135	0
AST Neuberger Berman Mid-Cap Growth Portfolio
03/19/2007* to 12/31/2007	$10.11565	$11.82260	0
01/01/2008 to 12/31/2008	$11.82260	$6.65075	0
01/01/2009 to 12/31/2009	$6.65075	$8.54648	0
01/01/2010 to 12/31/2010	$8.54648	$10.88845	0
01/01/2011 to 12/31/2011	$10.88845	$10.96268	424
01/01/2012 to 12/31/2012	$10.96268	$12.19821	16,652
01/01/2013 to 12/31/2013	$12.19821	$16.01598	17,613
01/01/2014 to 12/31/2014	$16.01598	$17.11635	24,756
01/01/2015 to 10/16/2015	$17.11635	$17.64502	0
AST Neuberger Berman Small-Cap Growth Portfolio
03/19/2007* to 12/31/2007	$10.12073	$11.75209	0
01/01/2008 to 12/31/2008	$11.75209	$6.68601	0
01/01/2009 to 12/31/2009	$6.68601	$8.11354	149
01/01/2010 to 12/31/2010	$8.11354	$9.66127	139
01/01/2011 to 04/29/2011	$9.66127	$10.86028	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/19/2007* to 12/31/2007	$10.13369	$10.25701	2,202
01/01/2008 to 12/31/2008	$10.25701	$5.86395	1,930
01/01/2009 to 12/31/2009	$5.86395	$8.16575	10,813
01/01/2010 to 12/31/2010	$8.16575	$9.97960	10,171
01/01/2011 to 12/31/2011	$9.97960	$9.63540	10,393
01/01/2012 to 12/31/2012	$9.63540	$11.17393	15,841
01/01/2013 to 12/31/2013	$11.17393	$15.71072	36,628
01/01/2014 to 12/31/2014	$15.71072	$17.77178	44,348
01/01/2015 to 12/31/2015	$17.77178	$16.60400	54,248
01/01/2016 to 12/31/2016	$16.60400	$19.43671	60,770
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99918	$10.37057	16,117
01/01/2013 to 12/31/2013	$10.37057	$12.20998	8,126
01/01/2014 to 12/31/2014	$12.20998	$12.71038	13,083
01/01/2015 to 12/31/2015	$12.71038	$12.42824	15,806
01/01/2016 to 12/31/2016	$12.42824	$12.83725	25,969
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10192	$5.59093	0
01/01/2009 to 12/31/2009	$5.59093	$9.21761	129
01/01/2010 to 12/31/2010	$9.21761	$11.15868	125
01/01/2011 to 12/31/2011	$11.15868	$8.80869	2,616
01/01/2012 to 12/31/2012	$8.80869	$10.28504	3,295
01/01/2013 to 12/31/2013	$10.28504	$10.20593	18,822
01/01/2014 to 12/31/2014	$10.20593	$9.63174	22,153
01/01/2015 to 12/31/2015	$9.63174	$7.94129	23,602
01/01/2016 to 12/31/2016	$7.94129	$8.83470	26,731

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
03/19/2007* to 12/31/2007	$10.04514	$10.75670	0
01/01/2008 to 12/31/2008	$10.75670	$8.57497	34,793
01/01/2009 to 12/31/2009	$8.57497	$10.19125	87,454
01/01/2010 to 12/31/2010	$10.19125	$11.15697	108,923
01/01/2011 to 12/31/2011	$11.15697	$11.15675	207,615
01/01/2012 to 12/31/2012	$11.15675	$12.19226	449,309
01/01/2013 to 12/31/2013	$12.19226	$13.18351	433,397
01/01/2014 to 12/31/2014	$13.18351	$13.80684	626,045
01/01/2015 to 12/31/2015	$13.80684	$13.68969	718,355
01/01/2016 to 12/31/2016	$13.68969	$14.30327	825,544
AST Prudential Growth Allocation Portfolio
03/19/2007* to 12/31/2007	$10.10404	$11.19117	469
01/01/2008 to 12/31/2008	$11.19117	$6.56949	393
01/01/2009 to 12/31/2009	$6.56949	$8.19394	29,491
01/01/2010 to 12/31/2010	$8.19394	$9.65573	34,201
01/01/2011 to 12/31/2011	$9.65573	$8.96603	49,820
01/01/2012 to 12/31/2012	$8.96603	$10.02421	61,112
01/01/2013 to 12/31/2013	$10.02421	$11.61472	94,352
01/01/2014 to 12/31/2014	$11.61472	$12.55744	195,413
01/01/2015 to 12/31/2015	$12.55744	$12.35696	264,830
01/01/2016 to 12/31/2016	$12.35696	$13.46983	281,928
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99918	$11.73020	0
01/01/2014 to 12/31/2014	$11.73020	$13.38423	0
01/01/2015 to 12/31/2015	$13.38423	$13.45615	0
01/01/2016 to 12/31/2016	$13.45615	$14.76943	0
AST QMA US Equity Alpha Portfolio
03/19/2007* to 12/31/2007	$10.11188	$10.37151	0
01/01/2008 to 12/31/2008	$10.37151	$6.29304	0
01/01/2009 to 12/31/2009	$6.29304	$7.59041	0
01/01/2010 to 12/31/2010	$7.59041	$8.64622	0
01/01/2011 to 12/31/2011	$8.64622	$8.85664	491
01/01/2012 to 12/31/2012	$8.85664	$10.41779	1,912
01/01/2013 to 12/31/2013	$10.41779	$13.65949	8,717
01/01/2014 to 12/31/2014	$13.65949	$15.85219	20,322
01/01/2015 to 12/31/2015	$15.85219	$16.17865	28,273
01/01/2016 to 12/31/2016	$16.17865	$18.39686	44,915
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99918	$8.93992	0
01/01/2012 to 12/31/2012	$8.93992	$10.01604	21,087
01/01/2013 to 12/31/2013	$10.01604	$12.13798	25,309
01/01/2014 to 12/31/2014	$12.13798	$12.79898	15,325
01/01/2015 to 12/31/2015	$12.79898	$12.69136	93,053
01/01/2016 to 12/31/2016	$12.69136	$13.36031	201,968
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08128	$7.37971	0
01/01/2009 to 12/31/2009	$7.37971	$9.01552	0
01/01/2010 to 12/31/2010	$9.01552	$9.99007	0
01/01/2011 to 12/31/2011	$9.99007	$9.71160	5,942
01/01/2012 to 12/31/2012	$9.71160	$10.60403	50,477
01/01/2013 to 12/31/2013	$10.60403	$11.80510	62,149
01/01/2014 to 12/31/2014	$11.80510	$12.28896	69,809
01/01/2015 to 12/31/2015	$12.28896	$12.14719	72,169
01/01/2016 to 12/31/2016	$12.14719	$12.60617	100,956

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09946	$6.72784	0
01/01/2009 to 12/31/2009	$6.72784	$8.44981	0
01/01/2010 to 12/31/2010	$8.44981	$9.56609	0
01/01/2011 to 12/31/2011	$9.56609	$9.24529	24,558
01/01/2012 to 12/31/2012	$9.24529	$10.60940	48,336
01/01/2013 to 12/31/2013	$10.60940	$12.40140	76,556
01/01/2014 to 12/31/2014	$12.40140	$12.94564	113,063
01/01/2015 to 12/31/2015	$12.94564	$12.74795	213,951
01/01/2016 to 12/31/2016	$12.74795	$13.48246	210,038
AST Schroders Multi-Asset World Strategies Portfolio
03/19/2007* to 12/31/2007	$10.07291	$10.87140	1,400
01/01/2008 to 12/31/2008	$10.87140	$7.51399	1,359
01/01/2009 to 12/31/2009	$7.51399	$9.47895	9,547
01/01/2010 to 12/31/2010	$9.47895	$10.49368	18,919
01/01/2011 to 12/31/2011	$10.49368	$10.03860	22,204
01/01/2012 to 12/31/2012	$10.03860	$11.04609	46,234
01/01/2013 to 12/31/2013	$11.04609	$12.51162	60,754
01/01/2014 to 12/31/2014	$12.51162	$12.76388	78,261
01/01/2015 to 10/16/2015	$12.76388	$12.48069	0
AST Small-Cap Growth Opportunities Portfolio
03/19/2007* to 12/31/2007	$10.10254	$10.91958	0
01/01/2008 to 12/31/2008	$10.91958	$6.04442	0
01/01/2009 to 12/31/2009	$6.04442	$7.93932	3,166
01/01/2010 to 12/31/2010	$7.93932	$10.41905	2,949
01/01/2011 to 12/31/2011	$10.41905	$8.96343	2,264
01/01/2012 to 12/31/2012	$8.96343	$10.65604	9,161
01/01/2013 to 12/31/2013	$10.65604	$14.85632	15,705
01/01/2014 to 12/31/2014	$14.85632	$15.43593	19,852
01/01/2015 to 12/31/2015	$15.43593	$15.48715	29,778
01/01/2016 to 12/31/2016	$15.48715	$16.51462	32,216
AST Small-Cap Growth Portfolio
03/19/2007* to 12/31/2007	$10.09716	$10.46802	0
01/01/2008 to 12/31/2008	$10.46802	$6.73693	0
01/01/2009 to 12/31/2009	$6.73693	$8.93194	0
01/01/2010 to 12/31/2010	$8.93194	$12.06406	0
01/01/2011 to 12/31/2011	$12.06406	$11.82778	819
01/01/2012 to 12/31/2012	$11.82778	$13.13644	5,376
01/01/2013 to 12/31/2013	$13.13644	$17.58113	12,287
01/01/2014 to 12/31/2014	$17.58113	$18.07191	13,769
01/01/2015 to 12/31/2015	$18.07191	$18.03357	12,680
01/01/2016 to 12/31/2016	$18.03357	$20.01168	20,627
AST Small-Cap Value Portfolio
03/19/2007* to 12/31/2007	$10.11095	$9.43656	1,552
01/01/2008 to 12/31/2008	$9.43656	$6.56669	0
01/01/2009 to 12/31/2009	$6.56669	$8.25723	0
01/01/2010 to 12/31/2010	$8.25723	$10.30053	0
01/01/2011 to 12/31/2011	$10.30053	$9.58913	680
01/01/2012 to 12/31/2012	$9.58913	$11.21832	7,416
01/01/2013 to 12/31/2013	$11.21832	$15.26149	17,249
01/01/2014 to 12/31/2014	$15.26149	$15.90635	18,760
01/01/2015 to 12/31/2015	$15.90635	$15.07015	20,694
01/01/2016 to 12/31/2016	$15.07015	$19.27868	20,881

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
03/19/2007* to 12/31/2007	$10.06740	$10.57860	492
01/01/2008 to 12/31/2008	$10.57860	$7.75653	39,334
01/01/2009 to 12/31/2009	$7.75653	$9.53361	42,393
01/01/2010 to 12/31/2010	$9.53361	$10.52807	33,991
01/01/2011 to 12/31/2011	$10.52807	$10.63067	60,944
01/01/2012 to 12/31/2012	$10.63067	$11.94592	170,982
01/01/2013 to 12/31/2013	$11.94592	$13.81861	463,674
01/01/2014 to 12/31/2014	$13.81861	$14.48626	626,426
01/01/2015 to 12/31/2015	$14.48626	$14.34890	810,547
01/01/2016 to 12/31/2016	$14.34890	$15.27883	843,845
AST T. Rowe Price Equity Income Portfolio
03/19/2007* to 12/31/2007	$10.11700	$9.82815	5,487
01/01/2008 to 12/31/2008	$9.82815	$5.65507	5,921
01/01/2009 to 12/31/2009	$5.65507	$6.93144	5,658
01/01/2010 to 12/31/2010	$6.93144	$7.77169	5,028
01/01/2011 to 12/31/2011	$7.77169	$7.56873	6,045
01/01/2012 to 12/31/2012	$7.56873	$8.78643	21,212
01/01/2013 to 12/31/2013	$8.78643	$11.28190	43,112
01/01/2014 to 12/31/2014	$11.28190	$12.00433	101,261
01/01/2015 to 10/16/2015	$12.00433	$11.18850	0
AST T. Rowe Price Large-Cap Growth Portfolio
03/19/2007* to 12/31/2007	$10.08361	$10.93976	0
01/01/2008 to 12/31/2008	$10.93976	$6.43744	1,333
01/01/2009 to 12/31/2009	$6.43744	$9.77555	3,241
01/01/2010 to 12/31/2010	$9.77555	$11.20897	3,920
01/01/2011 to 12/31/2011	$11.20897	$10.91000	4,699
01/01/2012 to 12/31/2012	$10.91000	$12.70117	19,767
01/01/2013 to 12/31/2013	$12.70117	$18.11188	40,364
01/01/2014 to 12/31/2014	$18.11188	$19.42910	54,961
01/01/2015 to 12/31/2015	$19.42910	$21.08029	51,404
01/01/2016 to 12/31/2016	$21.08029	$21.43515	65,202
AST T. Rowe Price Natural Resources Portfolio
03/19/2007* to 12/31/2007	$10.17958	$13.94064	0
01/01/2008 to 12/31/2008	$13.94064	$6.90317	6,773
01/01/2009 to 12/31/2009	$6.90317	$10.20784	15,445
01/01/2010 to 12/31/2010	$10.20784	$12.17409	13,337
01/01/2011 to 12/31/2011	$12.17409	$10.25550	19,083
01/01/2012 to 12/31/2012	$10.25550	$10.52125	16,869
01/01/2013 to 12/31/2013	$10.52125	$12.01930	30,337
01/01/2014 to 12/31/2014	$12.01930	$10.90540	40,792
01/01/2015 to 12/31/2015	$10.90540	$8.71869	53,185
01/01/2016 to 12/31/2016	$8.71869	$10.75741	93,994
AST Templeton Global Bond Portfolio
03/19/2007* to 12/31/2007	$9.98213	$10.73003	0
01/01/2008 to 12/31/2008	$10.73003	$10.36499	3,077
01/01/2009 to 12/31/2009	$10.36499	$11.50569	10,277
01/01/2010 to 12/31/2010	$11.50569	$12.04612	11,386
01/01/2011 to 12/31/2011	$12.04612	$12.41886	12,041
01/01/2012 to 12/31/2012	$12.41886	$12.93840	11,281
01/01/2013 to 12/31/2013	$12.93840	$12.32953	16,494
01/01/2014 to 12/31/2014	$12.32953	$12.27550	29,219
01/01/2015 to 12/31/2015	$12.27550	$11.59268	53,393
01/01/2016 to 12/31/2016	$11.59268	$11.97824	55,376

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
03/19/2007* to 12/31/2007	$10.11154	$10.19617	2,976
01/01/2008 to 12/31/2008	$10.19617	$6.32963	0
01/01/2009 to 12/31/2009	$6.32963	$7.41124	0
01/01/2010 to 12/31/2010	$7.41124	$8.25078	0
01/01/2011 to 12/31/2011	$8.25078	$8.12903	4,250
01/01/2012 to 12/31/2012	$8.12903	$9.12709	14,114
01/01/2013 to 12/31/2013	$9.12709	$12.16608	25,451
01/01/2014 to 12/31/2014	$12.16608	$12.23327	30,161
01/01/2015 to 12/31/2015	$12.23327	$11.37778	29,175
01/01/2016 to 12/31/2016	$11.37778	$11.95569	29,680
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
03/19/2007* to 12/31/2007	$10.10574	$10.11084	0
01/01/2008 to 12/31/2008	$10.11084	$6.19415	0
01/01/2009 to 12/31/2009	$6.19415	$8.51751	0
01/01/2010 to 12/31/2010	$8.51751	$10.42410	0
01/01/2011 to 12/31/2011	$10.42410	$9.96483	972
01/01/2012 to 12/31/2012	$9.96483	$11.68256	7,983
01/01/2013 to 12/31/2013	$11.68256	$15.31633	5,233
01/01/2014 to 12/31/2014	$15.31633	$17.43481	8,434
01/01/2015 to 12/31/2015	$17.43481	$16.12146	25,811
01/01/2016 to 12/31/2016	$16.12146	$18.19606	25,555
AST Wellington Management Hedged Equity Portfolio
03/19/2007* to 12/31/2007	$10.12210	$11.05096	1,576
01/01/2008 to 12/31/2008	$11.05096	$6.31035	3,962
01/01/2009 to 12/31/2009	$6.31035	$8.02421	13,667
01/01/2010 to 12/31/2010	$8.02421	$9.10752	13,459
01/01/2011 to 12/31/2011	$9.10752	$8.70580	20,325
01/01/2012 to 12/31/2012	$8.70580	$9.56832	21,025
01/01/2013 to 12/31/2013	$9.56832	$11.41596	32,813
01/01/2014 to 12/31/2014	$11.41596	$11.92516	51,705
01/01/2015 to 12/31/2015	$11.92516	$11.73237	76,182
01/01/2016 to 12/31/2016	$11.73237	$12.37437	94,590
AST Western Asset Core Plus Bond Portfolio
11/19/2007* to 12/31/2007	$9.99918	$9.98774	0
01/01/2008 to 12/31/2008	$9.98774	$9.37351	0
01/01/2009 to 12/31/2009	$9.37351	$10.35999	3,687
01/01/2010 to 12/31/2010	$10.35999	$11.05727	3,593
01/01/2011 to 12/31/2011	$11.05727	$11.60740	6,542
01/01/2012 to 12/31/2012	$11.60740	$12.39484	37,608
01/01/2013 to 12/31/2013	$12.39484	$12.08896	36,684
01/01/2014 to 12/31/2014	$12.08896	$12.83064	48,572
01/01/2015 to 12/31/2015	$12.83064	$12.86080	60,874
01/01/2016 to 12/31/2016	$12.86080	$13.38950	106,795
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07829	$6.67267	5,683
01/01/2009 to 12/31/2009	$6.67267	$8.59292	9,582
01/01/2010 to 12/31/2010	$8.59292	$9.37902	8,610
01/01/2011 to 12/31/2011	$9.37902	$9.13111	22,166
01/01/2012 to 09/21/2012	$9.13111	$10.27970	0
*Denotes the start date of these sub-accounts

PREMIER L SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With only HD GRO (1.85%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$10.10395	$7.16664	0
01/01/2009 to 12/31/2009	$7.16664	$8.75036	6,625
01/01/2010 to 12/31/2010	$8.75036	$9.61939	6,364
01/01/2011 to 12/31/2011	$9.61939	$9.19378	7,465
01/01/2012 to 12/31/2012	$9.19378	$10.16082	8,157
01/01/2013 to 12/31/2013	$10.16082	$10.97131	1,385
01/01/2014 to 12/31/2014	$10.97131	$11.18347	6,608
01/01/2015 to 12/31/2015	$11.18347	$10.62680	4,039
01/01/2016 to 12/31/2016	$10.62680	$11.09532	360
AST Advanced Strategies Portfolio
01/28/2008 to 12/31/2008	$10.08802	$7.27132	4,344
01/01/2009 to 12/31/2009	$7.27132	$9.00981	1,996
01/01/2010 to 12/31/2010	$9.00981	$10.05863	2,586
01/01/2011 to 12/31/2011	$10.05863	$9.88727	2,900
01/01/2012 to 12/31/2012	$9.88727	$11.03232	2,818
01/01/2013 to 12/31/2013	$11.03232	$12.62536	0
01/01/2014 to 12/31/2014	$12.62536	$13.15313	0
01/01/2015 to 12/31/2015	$13.15313	$13.01786	0
01/01/2016 to 12/31/2016	$13.01786	$13.69018	0
AST American Century Income & Growth Portfolio
01/28/2008 to 12/31/2008	$10.14765	$7.01177	0
01/01/2009 to 12/31/2009	$7.01177	$8.10814	0
01/01/2010 to 12/31/2010	$8.10814	$9.06318	0
01/01/2011 to 12/31/2011	$9.06318	$9.21655	0
01/01/2012 to 05/04/2012	$9.21655	$10.00846	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99849	$11.62386	0
01/01/2014 to 12/31/2014	$11.62386	$12.91578	0
01/01/2015 to 12/31/2015	$12.91578	$12.90015	0
01/01/2016 to 12/31/2016	$12.90015	$14.02200	0
AST Balanced Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$10.08599	$7.38927	0
01/01/2009 to 12/31/2009	$7.38927	$8.94528	0
01/01/2010 to 12/31/2010	$8.94528	$9.86436	0
01/01/2011 to 12/31/2011	$9.86436	$9.56771	0
01/01/2012 to 12/31/2012	$9.56771	$10.56555	0
01/01/2013 to 12/31/2013	$10.56555	$12.20435	0
01/01/2014 to 12/31/2014	$12.20435	$12.76411	0
01/01/2015 to 12/31/2015	$12.76411	$12.59187	0
01/01/2016 to 12/31/2016	$12.59187	$13.14232	0
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99849	$9.15655	0
01/01/2012 to 12/31/2012	$9.15655	$10.05939	0
01/01/2013 to 12/31/2013	$10.05939	$10.94863	0
01/01/2014 to 12/31/2014	$10.94863	$11.27593	0
01/01/2015 to 12/31/2015	$11.27593	$10.73889	0
01/01/2016 to 12/31/2016	$10.73889	$11.27810	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99849	$10.48806	0
01/01/2014 to 12/31/2014	$10.48806	$10.66601	0
01/01/2015 to 12/31/2015	$10.66601	$10.50080	0
01/01/2016 to 12/31/2016	$10.50080	$10.96497	0
AST BlackRock Low Duration Bond Portfolio
01/28/2008 to 12/31/2008	$10.00706	$9.66787	0
01/01/2009 to 12/31/2009	$9.66787	$10.46317	6,916
01/01/2010 to 12/31/2010	$10.46317	$10.67366	0
01/01/2011 to 12/31/2011	$10.67366	$10.71554	0
01/01/2012 to 12/31/2012	$10.71554	$11.01459	0
01/01/2013 to 12/31/2013	$11.01459	$10.57949	0
01/01/2014 to 12/31/2014	$10.57949	$10.37734	0
01/01/2015 to 12/31/2015	$10.37734	$10.23801	0
01/01/2016 to 12/31/2016	$10.23801	$10.21746	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/28/2008 to 12/31/2008	$10.01461	$9.36846	0
01/01/2009 to 12/31/2009	$9.36846	$10.71847	3,706
01/01/2010 to 12/31/2010	$10.71847	$11.33604	0
01/01/2011 to 12/31/2011	$11.33604	$11.48422	0
01/01/2012 to 12/31/2012	$11.48422	$12.32649	0
01/01/2013 to 12/31/2013	$12.32649	$11.88023	0
01/01/2014 to 12/31/2014	$11.88023	$12.15803	0
01/01/2015 to 12/31/2015	$12.15803	$11.68555	0
01/01/2016 to 12/31/2016	$11.68555	$11.95877	0
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$9.99900	$9.37653	0
01/01/2010 to 12/31/2010	$9.37653	$10.17996	0
01/01/2011 to 12/31/2011	$10.17996	$10.95882	0
01/01/2012 to 12/31/2012	$10.95882	$11.20758	0
01/01/2013 to 12/31/2013	$11.20758	$10.92828	0
01/01/2014 to 12/31/2014	$10.92828	$10.77922	0
01/01/2015 to 12/31/2015	$10.77922	$10.55918	0
01/01/2016 to 12/31/2016	$10.55918	$10.41554	0
AST Bond Portfolio 2018
01/28/2008* to 12/31/2008	$9.99850	$12.03290	6,105
01/01/2009 to 12/31/2009	$12.03290	$11.09949	15,731
01/01/2010 to 12/31/2010	$11.09949	$12.11684	7,728
01/01/2011 to 12/31/2011	$12.11684	$13.51263	7,728
01/01/2012 to 12/31/2012	$13.51263	$14.02521	6,135
01/01/2013 to 12/31/2013	$14.02521	$13.33768	7,087
01/01/2014 to 12/31/2014	$13.33768	$13.44398	7,087
01/01/2015 to 12/31/2015	$13.44398	$13.30668	7,087
01/01/2016 to 12/31/2016	$13.30668	$13.27577	7,087
AST Bond Portfolio 2019
01/28/2008* to 12/31/2008	$9.99850	$12.10174	8,121
01/01/2009 to 12/31/2009	$12.10174	$10.96689	9,485
01/01/2010 to 12/31/2010	$10.96689	$11.99103	13,335
01/01/2011 to 12/31/2011	$11.99103	$13.65410	0
01/01/2012 to 12/31/2012	$13.65410	$14.19109	0
01/01/2013 to 12/31/2013	$14.19109	$13.26017	0
01/01/2014 to 12/31/2014	$13.26017	$13.57445	0
01/01/2015 to 12/31/2015	$13.57445	$13.47057	0
01/01/2016 to 12/31/2016	$13.47057	$13.41760	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99900	$8.78733	0
01/01/2010 to 12/31/2010	$8.78733	$9.64967	16,750
01/01/2011 to 12/31/2011	$9.64967	$11.24415	0
01/01/2012 to 12/31/2012	$11.24415	$11.73723	0
01/01/2013 to 12/31/2013	$11.73723	$10.77318	0
01/01/2014 to 12/31/2014	$10.77318	$11.22894	0
01/01/2015 to 12/31/2015	$11.22894	$11.19334	0
01/01/2016 to 12/31/2016	$11.19334	$11.20541	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99799	$11.00652	873
01/01/2011 to 12/31/2011	$11.00652	$13.00070	9,646
01/01/2012 to 12/31/2012	$13.00070	$13.63134	0
01/01/2013 to 12/31/2013	$13.63134	$12.44678	0
01/01/2014 to 12/31/2014	$12.44678	$13.15927	0
01/01/2015 to 12/31/2015	$13.15927	$13.15067	0
01/01/2016 to 12/31/2016	$13.15067	$13.17484	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99849	$12.01851	15,225
01/01/2012 to 12/31/2012	$12.01851	$12.48985	25,413
01/01/2013 to 12/31/2013	$12.48985	$11.06789	0
01/01/2014 to 12/31/2014	$11.06789	$11.99362	0
01/01/2015 to 12/31/2015	$11.99362	$12.02252	0
01/01/2016 to 12/31/2016	$12.02252	$12.02014	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99800	$10.39724	4,829
01/01/2013 to 12/31/2013	$10.39724	$9.16722	51,684
01/01/2014 to 12/31/2014	$9.16722	$10.13653	28,870
01/01/2015 to 12/31/2015	$10.13653	$10.22188	0
01/01/2016 to 12/31/2016	$10.22188	$10.22833	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99900	$8.74800	0
01/01/2014 to 12/31/2014	$8.74800	$9.84236	0
01/01/2015 to 12/31/2015	$9.84236	$9.93806	0
01/01/2016 to 12/31/2016	$9.93806	$9.94387	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99900	$11.30095	0
01/01/2015 to 12/31/2015	$11.30095	$11.31735	34,588
01/01/2016 to 12/31/2016	$11.31735	$11.38684	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99900	$9.93618	0
01/01/2016 to 12/31/2016	$9.93618	$9.95867	38,194
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99800	$9.87773	2,646
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14526	$10.29808	0
01/01/2010 to 12/31/2010	$10.29808	$11.49876	0
01/01/2011 to 12/31/2011	$11.49876	$10.62722	0
01/01/2012 to 12/31/2012	$10.62722	$11.81471	0
01/01/2013 to 12/31/2013	$11.81471	$15.24606	0
01/01/2014 to 12/31/2014	$15.24606	$16.50578	0
01/01/2015 to 12/31/2015	$16.50578	$15.43367	0
01/01/2016 to 12/31/2016	$15.43367	$17.23682	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$10.12055	$6.93669	0
01/01/2009 to 12/31/2009	$6.93669	$8.53583	0
01/01/2010 to 12/31/2010	$8.53583	$9.50184	0
01/01/2011 to 12/31/2011	$9.50184	$9.10312	0
01/01/2012 to 12/31/2012	$9.10312	$10.16400	0
01/01/2013 to 12/31/2013	$10.16400	$12.24281	0
01/01/2014 to 12/31/2014	$12.24281	$12.86132	0
01/01/2015 to 12/31/2015	$12.86132	$12.69506	0
01/01/2016 to 12/31/2016	$12.69506	$13.31703	0
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99849	$11.64623	0
01/01/2014 to 12/31/2014	$11.64623	$12.99077	0
01/01/2015 to 12/31/2015	$12.99077	$12.29913	0
01/01/2016 to 12/31/2016	$12.29913	$13.87486	0
AST Cohen & Steers Realty Portfolio
01/28/2008 to 12/31/2008	$10.37360	$6.59689	0
01/01/2009 to 12/31/2009	$6.59689	$8.54514	0
01/01/2010 to 12/31/2010	$8.54514	$10.79717	0
01/01/2011 to 12/31/2011	$10.79717	$11.29999	0
01/01/2012 to 12/31/2012	$11.29999	$12.79714	0
01/01/2013 to 12/31/2013	$12.79714	$12.95833	0
01/01/2014 to 12/31/2014	$12.95833	$16.65622	0
01/01/2015 to 12/31/2015	$16.65622	$17.14588	0
01/01/2016 to 12/31/2016	$17.14588	$17.64564	0
AST DeAm Small-Cap Value Portfolio
01/28/2008 to 07/18/2008	$10.26292	$10.02457	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99849	$9.67816	0
01/01/2014 to 12/31/2014	$9.67816	$9.98722	0
01/01/2015 to 12/31/2015	$9.98722	$9.79619	0
01/01/2016 to 12/31/2016	$9.79619	$10.05815	0
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10356	$7.49830	0
01/01/2009 to 12/31/2009	$7.49830	$8.92512	0
01/01/2010 to 12/31/2010	$8.92512	$9.93066	0
01/01/2011 to 12/31/2011	$9.93066	$9.50955	0
01/01/2012 to 12/31/2012	$9.50955	$10.60963	0
01/01/2013 to 12/31/2013	$10.60963	$12.41950	0
01/01/2014 to 12/31/2014	$12.41950	$12.89119	0
01/01/2015 to 10/16/2015	$12.89119	$12.84209	0
AST FI Pyramis® Quantitative Portfolio
01/28/2008 to 12/31/2008	$10.11733	$6.82289	11,134
01/01/2009 to 12/31/2009	$6.82289	$8.29675	0
01/01/2010 to 12/31/2010	$8.29675	$9.31618	0
01/01/2011 to 12/31/2011	$9.31618	$9.00962	0
01/01/2012 to 12/31/2012	$9.00962	$9.78639	2,336
01/01/2013 to 12/31/2013	$9.78639	$11.02685	1,061
01/01/2014 to 12/31/2014	$11.02685	$11.16769	1,061
01/01/2015 to 12/31/2015	$11.16769	$11.07350	1,061
01/01/2016 to 12/31/2016	$11.07350	$11.33520	1,061
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99850	$7.46733	0
01/01/2009 to 11/13/2009	$7.46733	$8.33949	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99850	$10.73589	2,760
01/01/2013 to 12/31/2013	$10.73589	$13.12050	0
01/01/2014 to 12/31/2014	$13.12050	$13.29157	0
01/01/2015 to 10/16/2015	$13.29157	$12.71865	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99849	$10.80409	0
01/01/2014 to 12/31/2014	$10.80409	$10.87933	0
01/01/2015 to 10/16/2015	$10.87933	$10.37059	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17518	$6.10873	0
01/01/2009 to 12/31/2009	$6.10873	$8.10294	0
01/01/2010 to 12/31/2010	$8.10294	$9.56280	0
01/01/2011 to 12/31/2011	$9.56280	$8.91628	0
01/01/2012 to 12/31/2012	$8.91628	$11.10055	0
01/01/2013 to 12/31/2013	$11.10055	$11.37283	0
01/01/2014 to 12/31/2014	$11.37283	$12.72096	0
01/01/2015 to 12/31/2015	$12.72096	$12.47872	0
01/01/2016 to 12/31/2016	$12.47872	$12.36218	0
AST Goldman Sachs Concentrated Growth Portfolio
01/28/2008 to 12/31/2008	$10.08749	$6.61764	0
01/01/2009 to 12/31/2009	$6.61764	$9.70713	0
01/01/2010 to 12/31/2010	$9.70713	$10.51133	0
01/01/2011 to 12/31/2011	$10.51133	$9.91228	0
01/01/2012 to 12/31/2012	$9.91228	$11.65557	0
01/01/2013 to 12/31/2013	$11.65557	$14.84719	0
01/01/2014 to 02/07/2014	$14.84719	$14.60366	0
AST Goldman Sachs Large-Cap Value Portfolio
01/28/2008 to 12/31/2008	$10.16540	$6.38454	0
01/01/2009 to 12/31/2009	$6.38454	$7.47138	0
01/01/2010 to 12/31/2010	$7.47138	$8.28096	0
01/01/2011 to 12/31/2011	$8.28096	$7.68208	0
01/01/2012 to 12/31/2012	$7.68208	$9.02579	0
01/01/2013 to 12/31/2013	$9.02579	$11.83446	0
01/01/2014 to 12/31/2014	$11.83446	$13.14540	0
01/01/2015 to 12/31/2015	$13.14540	$12.31025	0
01/01/2016 to 12/31/2016	$12.31025	$13.48205	0
AST Goldman Sachs Mid-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$10.19081	$6.55906	0
01/01/2009 to 12/31/2009	$6.55906	$10.11672	0
01/01/2010 to 12/31/2010	$10.11672	$11.90223	0
01/01/2011 to 12/31/2011	$11.90223	$11.33841	0
01/01/2012 to 12/31/2012	$11.33841	$13.31569	0
01/01/2013 to 12/31/2013	$13.31569	$17.28268	0
01/01/2014 to 12/31/2014	$17.28268	$18.92483	0
01/01/2015 to 12/31/2015	$18.92483	$17.52460	0
01/01/2016 to 12/31/2016	$17.52460	$17.49003	0
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08923	$7.60711	0
01/01/2009 to 12/31/2009	$7.60711	$9.21533	3,344
01/01/2010 to 12/31/2010	$9.21533	$10.09734	815
01/01/2011 to 12/31/2011	$10.09734	$9.86393	1,379
01/01/2012 to 12/31/2012	$9.86393	$10.66563	1,079
01/01/2013 to 12/31/2013	$10.66563	$11.50030	309
01/01/2014 to 12/31/2014	$11.50030	$11.74777	1,037
01/01/2015 to 12/31/2015	$11.74777	$11.42947	784
01/01/2016 to 12/31/2016	$11.42947	$11.81214	333

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03338	$7.63362	0
01/01/2009 to 12/31/2009	$7.63362	$9.50718	0
01/01/2010 to 12/31/2010	$9.50718	$11.83301	0
01/01/2011 to 12/31/2011	$11.83301	$11.76964	0
01/01/2012 to 12/31/2012	$11.76964	$13.36861	0
01/01/2013 to 12/31/2013	$13.36861	$18.22040	0
01/01/2014 to 12/31/2014	$18.22040	$19.17717	0
01/01/2015 to 12/31/2015	$19.17717	$17.79418	0
01/01/2016 to 12/31/2016	$17.79418	$21.71949	0
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
01/28/2008 to 12/31/2008	$9.99955	$10.04509	0
01/01/2009 to 12/31/2009	$10.04509	$9.88700	3,357
01/01/2010 to 12/31/2010	$9.88700	$9.70981	0
01/01/2011 to 12/31/2011	$9.70981	$9.53571	0
01/01/2012 to 12/31/2012	$9.53571	$9.36303	0
01/01/2013 to 12/31/2013	$9.36303	$9.19288	0
01/01/2014 to 12/31/2014	$9.19288	$9.02580	0
01/01/2015 to 12/31/2015	$9.02580	$8.86164	0
01/01/2016 to 12/31/2016	$8.86164	$8.70107	0
AST High Yield Portfolio
01/28/2008 to 12/31/2008	$9.99850	$7.38620	0
01/01/2009 to 12/31/2009	$7.38620	$9.83037	0
01/01/2010 to 12/31/2010	$9.83037	$10.95488	0
01/01/2011 to 12/31/2011	$10.95488	$11.09746	0
01/01/2012 to 12/31/2012	$11.09746	$12.40731	0
01/01/2013 to 12/31/2013	$12.40731	$13.05662	0
01/01/2014 to 12/31/2014	$13.05662	$13.14740	0
01/01/2015 to 12/31/2015	$13.14740	$12.44854	0
01/01/2016 to 12/31/2016	$12.44854	$14.10474	0
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
01/28/2008 to 12/31/2008	$10.24634	$6.22258	0
01/01/2009 to 12/31/2009	$6.22258	$7.29691	0
01/01/2010 to 12/31/2010	$7.29691	$8.10718	0
01/01/2011 to 12/31/2011	$8.10718	$7.62714	0
01/01/2012 to 12/31/2012	$7.62714	$8.75296	0
01/01/2013 to 12/31/2013	$8.75296	$12.01971	0
01/01/2014 to 12/31/2014	$12.01971	$13.42365	0
01/01/2015 to 12/31/2015	$13.42365	$12.14700	0
01/01/2016 to 12/31/2016	$12.14700	$14.29865	0
AST International Growth Portfolio
01/28/2008 to 12/31/2008	$10.09763	$5.53501	0
01/01/2009 to 12/31/2009	$5.53501	$7.35213	0
01/01/2010 to 12/31/2010	$7.35213	$8.26511	0
01/01/2011 to 12/31/2011	$8.26511	$7.06636	0
01/01/2012 to 12/31/2012	$7.06636	$8.35084	0
01/01/2013 to 12/31/2013	$8.35084	$9.76163	0
01/01/2014 to 12/31/2014	$9.76163	$9.05479	0
01/01/2015 to 12/31/2015	$9.05479	$9.17021	0
01/01/2016 to 12/31/2016	$9.17021	$8.66379	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST International Value Portfolio
01/28/2008 to 12/31/2008	$10.06506	$6.19823	0
01/01/2009 to 12/31/2009	$6.19823	$7.94167	0
01/01/2010 to 12/31/2010	$7.94167	$8.66176	0
01/01/2011 to 12/31/2011	$8.66176	$7.43734	0
01/01/2012 to 12/31/2012	$7.43734	$8.51983	0
01/01/2013 to 12/31/2013	$8.51983	$9.99348	0
01/01/2014 to 12/31/2014	$9.99348	$9.15424	0
01/01/2015 to 12/31/2015	$9.15424	$9.06144	0
01/01/2016 to 12/31/2016	$9.06144	$8.94884	0
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11174	$7.13162	0
01/01/2009 to 12/31/2009	$7.13162	$8.86931	0
01/01/2010 to 12/31/2010	$8.86931	$9.91149	0
01/01/2011 to 12/31/2011	$9.91149	$9.67629	0
01/01/2012 to 12/31/2012	$9.67629	$10.79078	0
01/01/2013 to 12/31/2013	$10.79078	$12.31982	0
01/01/2014 to 12/31/2014	$12.31982	$12.86582	0
01/01/2015 to 12/31/2015	$12.86582	$12.49975	0
01/01/2016 to 12/31/2016	$12.49975	$12.91346	0
AST J.P. Morgan International Equity Portfolio
01/28/2008 to 12/31/2008	$10.08289	$6.38994	0
01/01/2009 to 12/31/2009	$6.38994	$8.52506	0
01/01/2010 to 12/31/2010	$8.52506	$8.97041	0
01/01/2011 to 12/31/2011	$8.97041	$8.00175	0
01/01/2012 to 12/31/2012	$8.00175	$9.57746	0
01/01/2013 to 12/31/2013	$9.57746	$10.84802	0
01/01/2014 to 12/31/2014	$10.84802	$9.97294	0
01/01/2015 to 12/31/2015	$9.97294	$9.51811	0
01/01/2016 to 12/31/2016	$9.51811	$9.52612	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/28/2008 to 12/31/2008	$10.12771	$7.99996	3,983
01/01/2009 to 12/31/2009	$7.99996	$9.58414	2,410
01/01/2010 to 12/31/2010	$9.58414	$10.09878	2,955
01/01/2011 to 12/31/2011	$10.09878	$9.93872	3,057
01/01/2012 to 12/31/2012	$9.93872	$10.80394	3,038
01/01/2013 to 12/31/2013	$10.80394	$11.77797	621
01/01/2014 to 12/31/2014	$11.77797	$12.19416	1,864
01/01/2015 to 12/31/2015	$12.19416	$11.95073	1,256
01/01/2016 to 12/31/2016	$11.95073	$12.18448	762
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08388	$10.28832	0
01/01/2010 to 12/31/2010	$10.28832	$11.24469	0
01/01/2011 to 12/31/2011	$11.24469	$11.11385	0
01/01/2012 to 12/31/2012	$11.11385	$12.56890	0
01/01/2013 to 12/31/2013	$12.56890	$16.84433	0
01/01/2014 to 12/31/2014	$16.84433	$18.11011	0
01/01/2015 to 12/31/2015	$18.11011	$19.67203	0
01/01/2016 to 12/31/2016	$19.67203	$19.03255	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$10.13273	$6.23147	0
01/01/2009 to 12/31/2009	$6.23147	$7.93905	0
01/01/2010 to 12/31/2010	$7.93905	$9.33451	0
01/01/2011 to 12/31/2011	$9.33451	$9.08145	0
01/01/2012 to 12/31/2012	$9.08145	$10.00992	0
01/01/2013 to 12/31/2013	$10.00992	$13.42638	0
01/01/2014 to 12/31/2014	$13.42638	$14.57861	0
01/01/2015 to 12/31/2015	$14.57861	$15.75546	0
01/01/2016 to 12/31/2016	$15.75546	$16.33254	0
AST Lord Abbett Core Fixed Income Portfolio
01/28/2008 to 12/31/2008	$10.01615	$7.71780	0
01/01/2009 to 12/31/2009	$7.71780	$10.19986	0
01/01/2010 to 12/31/2010	$10.19986	$11.35808	0
01/01/2011 to 12/31/2011	$11.35808	$12.28631	0
01/01/2012 to 12/31/2012	$12.28631	$12.77812	0
01/01/2013 to 12/31/2013	$12.77812	$12.29501	0
01/01/2014 to 12/31/2014	$12.29501	$12.84292	0
01/01/2015 to 12/31/2015	$12.84292	$12.53603	0
01/01/2016 to 12/31/2016	$12.53603	$12.62913	0
AST MFS Global Equity Portfolio
01/28/2008 to 12/31/2008	$10.11068	$7.18067	0
01/01/2009 to 12/31/2009	$7.18067	$9.27153	0
01/01/2010 to 12/31/2010	$9.27153	$10.19976	0
01/01/2011 to 12/31/2011	$10.19976	$9.70101	0
01/01/2012 to 12/31/2012	$9.70101	$11.72263	0
01/01/2013 to 12/31/2013	$11.72263	$14.69034	0
01/01/2014 to 12/31/2014	$14.69034	$14.94715	0
01/01/2015 to 12/31/2015	$14.94715	$14.46054	0
01/01/2016 to 12/31/2016	$14.46054	$15.20822	0
AST MFS Growth Portfolio
01/28/2008 to 12/31/2008	$10.13129	$6.93335	0
01/01/2009 to 12/31/2009	$6.93335	$8.46192	0
01/01/2010 to 12/31/2010	$8.46192	$9.37047	0
01/01/2011 to 12/31/2011	$9.37047	$9.14583	0
01/01/2012 to 12/31/2012	$9.14583	$10.51361	0
01/01/2013 to 12/31/2013	$10.51361	$14.11178	0
01/01/2014 to 12/31/2014	$14.11178	$15.06224	0
01/01/2015 to 12/31/2015	$15.06224	$15.85780	0
01/01/2016 to 12/31/2016	$15.85780	$15.86800	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99850	$10.19036	0
01/01/2013 to 12/31/2013	$10.19036	$13.45754	0
01/01/2014 to 12/31/2014	$13.45754	$14.56310	0
01/01/2015 to 12/31/2015	$14.56310	$14.19521	0
01/01/2016 to 12/31/2016	$14.19521	$15.81194	0
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02840	$10.06785	0
01/01/2012 to 12/31/2012	$10.06785	$10.36637	0
01/01/2013 to 12/31/2013	$10.36637	$9.88972	0
01/01/2014 to 12/31/2014	$9.88972	$10.21030	0
01/01/2015 to 10/16/2015	$10.21030	$10.16914	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Neuberger Berman Mid-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$10.12579	$6.40164	0
01/01/2009 to 12/31/2009	$6.40164	$8.15779	0
01/01/2010 to 12/31/2010	$8.15779	$10.30649	0
01/01/2011 to 12/31/2011	$10.30649	$10.29024	0
01/01/2012 to 12/31/2012	$10.29024	$11.35405	0
01/01/2013 to 12/31/2013	$11.35405	$14.78329	0
01/01/2014 to 12/31/2014	$14.78329	$15.66713	0
01/01/2015 to 10/16/2015	$15.66713	$16.04418	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$10.06329	$6.53930	0
01/01/2009 to 12/31/2009	$6.53930	$7.86926	0
01/01/2010 to 12/31/2010	$7.86926	$9.29221	0
01/01/2011 to 04/29/2011	$9.29221	$10.41690	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/28/2008 to 12/31/2008	$10.18454	$6.36646	0
01/01/2009 to 12/31/2009	$6.36646	$8.79151	0
01/01/2010 to 12/31/2010	$8.79151	$10.65479	0
01/01/2011 to 12/31/2011	$10.65479	$10.20166	0
01/01/2012 to 12/31/2012	$10.20166	$11.73173	0
01/01/2013 to 12/31/2013	$11.73173	$16.35740	0
01/01/2014 to 12/31/2014	$16.35740	$18.34902	0
01/01/2015 to 12/31/2015	$18.34902	$17.00011	0
01/01/2016 to 12/31/2016	$17.00011	$19.73494	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99850	$10.31183	0
01/01/2013 to 12/31/2013	$10.31183	$12.03955	0
01/01/2014 to 12/31/2014	$12.03955	$12.42825	0
01/01/2015 to 12/31/2015	$12.42825	$12.05095	0
01/01/2016 to 12/31/2016	$12.05095	$12.34390	0
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10124	$5.56961	0
01/01/2009 to 12/31/2009	$5.56961	$9.10580	0
01/01/2010 to 12/31/2010	$9.10580	$10.93147	0
01/01/2011 to 12/31/2011	$10.93147	$8.55733	0
01/01/2012 to 12/31/2012	$8.55733	$9.90799	0
01/01/2013 to 12/31/2013	$9.90799	$9.74958	0
01/01/2014 to 12/31/2014	$9.74958	$9.12418	0
01/01/2015 to 12/31/2015	$9.12418	$7.45993	0
01/01/2016 to 12/31/2016	$7.45993	$8.23015	0
AST Preservation Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$10.05958	$8.12914	12,573
01/01/2009 to 12/31/2009	$8.12914	$9.58079	0
01/01/2010 to 12/31/2010	$9.58079	$10.40137	4,027
01/01/2011 to 12/31/2011	$10.40137	$10.31451	6,812
01/01/2012 to 12/31/2012	$10.31451	$11.17743	12,328
01/01/2013 to 12/31/2013	$11.17743	$11.98537	3,530
01/01/2014 to 12/31/2014	$11.98537	$12.44720	11,843
01/01/2015 to 12/31/2015	$12.44720	$12.23861	8,958
01/01/2016 to 12/31/2016	$12.23861	$12.68069	3,810
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01841	$10.06769	0
01/01/2012 to 12/31/2012	$10.06769	$10.58738	0
01/01/2013 to 12/31/2013	$10.58738	$10.15469	0
01/01/2014 to 12/31/2014	$10.15469	$10.57452	0
01/01/2015 to 12/31/2015	$10.57452	$10.35454	0
01/01/2016 to 12/31/2016	$10.35454	$10.59482	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
01/28/2008 to 12/31/2008	$10.15532	$6.34463	2,639
01/01/2009 to 12/31/2009	$6.34463	$7.84746	5,700
01/01/2010 to 12/31/2010	$7.84746	$9.17030	3,053
01/01/2011 to 12/31/2011	$9.17030	$8.44447	3,758
01/01/2012 to 12/31/2012	$8.44447	$9.36218	3,389
01/01/2013 to 12/31/2013	$9.36218	$10.75724	981
01/01/2014 to 12/31/2014	$10.75724	$11.53332	3,066
01/01/2015 to 12/31/2015	$11.53332	$11.25451	2,172
01/01/2016 to 12/31/2016	$11.25451	$12.16604	1,151
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99849	$11.66339	0
01/01/2014 to 12/31/2014	$11.66339	$13.19688	0
01/01/2015 to 12/31/2015	$13.19688	$13.15709	0
01/01/2016 to 12/31/2016	$13.15709	$14.32100	0
AST QMA US Equity Alpha Portfolio
01/28/2008 to 12/31/2008	$10.17592	$6.65612	0
01/01/2009 to 12/31/2009	$6.65612	$7.96135	0
01/01/2010 to 12/31/2010	$7.96135	$8.99312	0
01/01/2011 to 12/31/2011	$8.99312	$9.13532	0
01/01/2012 to 12/31/2012	$9.13532	$10.65579	0
01/01/2013 to 12/31/2013	$10.65579	$13.85493	0
01/01/2014 to 12/31/2014	$13.85493	$15.94482	0
01/01/2015 to 12/31/2015	$15.94482	$16.13726	0
01/01/2016 to 12/31/2016	$16.13726	$18.19705	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99849	$8.88986	0
01/01/2012 to 12/31/2012	$8.88986	$9.87653	0
01/01/2013 to 12/31/2013	$9.87653	$11.86912	0
01/01/2014 to 12/31/2014	$11.86912	$12.41108	0
01/01/2015 to 12/31/2015	$12.41108	$12.20399	0
01/01/2016 to 12/31/2016	$12.20399	$12.74035	0
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08105	$7.33826	0
01/01/2009 to 12/31/2009	$7.33826	$8.89004	845
01/01/2010 to 12/31/2010	$8.89004	$9.76900	521
01/01/2011 to 12/31/2011	$9.76900	$9.41752	427
01/01/2012 to 12/31/2012	$9.41752	$10.19690	492
01/01/2013 to 12/31/2013	$10.19690	$11.25710	119
01/01/2014 to 12/31/2014	$11.25710	$11.62067	420
01/01/2015 to 12/31/2015	$11.62067	$11.39065	268
01/01/2016 to 12/31/2016	$11.39065	$11.72268	131
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09923	$6.69002	0
01/01/2009 to 12/31/2009	$6.69002	$8.33217	3,857
01/01/2010 to 12/31/2010	$8.33217	$9.35429	940
01/01/2011 to 12/31/2011	$9.35429	$8.96522	1,590
01/01/2012 to 12/31/2012	$8.96522	$10.20193	1,245
01/01/2013 to 12/31/2013	$10.20193	$11.82550	356
01/01/2014 to 12/31/2014	$11.82550	$12.24138	1,196
01/01/2015 to 12/31/2015	$12.24138	$11.95373	1,073
01/01/2016 to 12/31/2016	$11.95373	$12.53723	467

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Schroders Multi-Asset World Strategies Portfolio
01/28/2008 to 12/31/2008	$10.08200	$7.31629	0
01/01/2009 to 12/31/2009	$7.31629	$9.15270	563
01/01/2010 to 12/31/2010	$9.15270	$10.04800	347
01/01/2011 to 12/31/2011	$10.04800	$9.53223	285
01/01/2012 to 12/31/2012	$9.53223	$10.40121	328
01/01/2013 to 12/31/2013	$10.40121	$11.68291	79
01/01/2014 to 12/31/2014	$11.68291	$11.81897	280
01/01/2015 to 10/16/2015	$11.81897	$11.48029	0
AST Small-Cap Growth Opportunities Portfolio
01/28/2008 to 12/31/2008	$10.12595	$6.22880	0
01/01/2009 to 12/31/2009	$6.22880	$8.11317	0
01/01/2010 to 12/31/2010	$8.11317	$10.55827	0
01/01/2011 to 12/31/2011	$10.55827	$9.00747	0
01/01/2012 to 12/31/2012	$9.00747	$10.61886	0
01/01/2013 to 12/31/2013	$10.61886	$14.68103	0
01/01/2014 to 12/31/2014	$14.68103	$15.12653	0
01/01/2015 to 12/31/2015	$15.12653	$15.05001	0
01/01/2016 to 12/31/2016	$15.05001	$15.91491	0
AST Small-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$10.18954	$7.25288	0
01/01/2009 to 12/31/2009	$7.25288	$9.53575	0
01/01/2010 to 12/31/2010	$9.53575	$12.77229	0
01/01/2011 to 12/31/2011	$12.77229	$12.41776	0
01/01/2012 to 12/31/2012	$12.41776	$13.67631	0
01/01/2013 to 12/31/2013	$13.67631	$18.15120	0
01/01/2014 to 12/31/2014	$18.15120	$18.50211	0
01/01/2015 to 12/31/2015	$18.50211	$18.30871	0
01/01/2016 to 12/31/2016	$18.30871	$20.14788	0
AST Small-Cap Value Portfolio
01/28/2008 to 12/31/2008	$10.23196	$7.58670	0
01/01/2009 to 12/31/2009	$7.58670	$9.46019	0
01/01/2010 to 12/31/2010	$9.46019	$11.70297	0
01/01/2011 to 12/31/2011	$11.70297	$10.80386	0
01/01/2012 to 12/31/2012	$10.80386	$12.53362	0
01/01/2013 to 12/31/2013	$12.53362	$16.90871	0
01/01/2014 to 12/31/2014	$16.90871	$17.47615	0
01/01/2015 to 12/31/2015	$17.47615	$16.41912	0
01/01/2016 to 12/31/2016	$16.41912	$20.82959	0
AST T. Rowe Price Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$10.09815	$7.70256	4,284
01/01/2009 to 12/31/2009	$7.70256	$9.38822	1,969
01/01/2010 to 12/31/2010	$9.38822	$10.28094	2,550
01/01/2011 to 12/31/2011	$10.28094	$10.29471	2,860
01/01/2012 to 12/31/2012	$10.29471	$11.47165	2,779
01/01/2013 to 12/31/2013	$11.47165	$13.15941	0
01/01/2014 to 12/31/2014	$13.15941	$13.68001	0
01/01/2015 to 12/31/2015	$13.68001	$13.43712	0
01/01/2016 to 12/31/2016	$13.43712	$14.18888	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST T. Rowe Price Equity Income Portfolio
01/28/2008 to 12/31/2008	$10.24283	$6.26636	0
01/01/2009 to 12/31/2009	$6.26636	$7.61660	0
01/01/2010 to 12/31/2010	$7.61660	$8.46878	0
01/01/2011 to 12/31/2011	$8.46878	$8.17880	0
01/01/2012 to 12/31/2012	$8.17880	$9.41527	0
01/01/2013 to 12/31/2013	$9.41527	$11.98853	0
01/01/2014 to 12/31/2014	$11.98853	$12.64975	0
01/01/2015 to 10/16/2015	$12.64975	$11.71200	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$10.10447	$6.60803	0
01/01/2009 to 12/31/2009	$6.60803	$9.95094	0
01/01/2010 to 12/31/2010	$9.95094	$11.31499	0
01/01/2011 to 12/31/2011	$11.31499	$10.92140	0
01/01/2012 to 12/31/2012	$10.92140	$12.60811	0
01/01/2013 to 12/31/2013	$12.60811	$17.82920	0
01/01/2014 to 12/31/2014	$17.82920	$18.96623	0
01/01/2015 to 12/31/2015	$18.96623	$20.40632	0
01/01/2016 to 12/31/2016	$20.40632	$20.57708	0
AST T. Rowe Price Natural Resources Portfolio
01/28/2008 to 12/31/2008	$10.18465	$5.55442	0
01/01/2009 to 12/31/2009	$5.55442	$8.14473	0
01/01/2010 to 12/31/2010	$8.14473	$9.63249	0
01/01/2011 to 12/31/2011	$9.63249	$8.04678	0
01/01/2012 to 12/31/2012	$8.04678	$8.18609	0
01/01/2013 to 12/31/2013	$8.18609	$9.27366	0
01/01/2014 to 12/31/2014	$9.27366	$8.34388	0
01/01/2015 to 12/31/2015	$8.34388	$6.61506	0
01/01/2016 to 12/31/2016	$6.61506	$8.09394	0
AST Templeton Global Bond Portfolio
01/28/2008 to 12/31/2008	$10.03812	$9.39367	0
01/01/2009 to 12/31/2009	$9.39367	$10.34037	0
01/01/2010 to 12/31/2010	$10.34037	$10.73569	0
01/01/2011 to 12/31/2011	$10.73569	$10.97564	0
01/01/2012 to 12/31/2012	$10.97564	$11.33906	0
01/01/2013 to 12/31/2013	$11.33906	$10.71515	0
01/01/2014 to 12/31/2014	$10.71515	$10.57908	0
01/01/2015 to 12/31/2015	$10.57908	$9.90728	0
01/01/2016 to 12/31/2016	$9.90728	$10.15163	0
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
01/28/2008 to 12/31/2008	$10.20683	$6.72004	0
01/01/2009 to 12/31/2009	$6.72004	$7.80265	0
01/01/2010 to 12/31/2010	$7.80265	$8.61419	0
01/01/2011 to 12/31/2011	$8.61419	$8.41633	0
01/01/2012 to 12/31/2012	$8.41633	$9.37066	0
01/01/2013 to 12/31/2013	$9.37066	$12.38654	0
01/01/2014 to 12/31/2014	$12.38654	$12.35098	0
01/01/2015 to 12/31/2015	$12.35098	$11.39133	0
01/01/2016 to 12/31/2016	$11.39133	$11.87029	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
01/28/2008 to 12/31/2008	$10.23659	$6.71760	0
01/01/2009 to 12/31/2009	$6.71760	$9.16033	0
01/01/2010 to 12/31/2010	$9.16033	$11.11736	0
01/01/2011 to 12/31/2011	$11.11736	$10.53894	0
01/01/2012 to 12/31/2012	$10.53894	$12.25230	0
01/01/2013 to 12/31/2013	$12.25230	$15.92928	0
01/01/2014 to 12/31/2014	$15.92928	$17.98118	0
01/01/2015 to 12/31/2015	$17.98118	$16.48790	0
01/01/2016 to 12/31/2016	$16.48790	$18.45479	0
AST Wellington Management Hedged Equity Portfolio
01/28/2008 to 12/31/2008	$10.14022	$6.32737	0
01/01/2009 to 12/31/2009	$6.32737	$7.97872	0
01/01/2010 to 12/31/2010	$7.97872	$8.98034	0
01/01/2011 to 12/31/2011	$8.98034	$8.51275	0
01/01/2012 to 12/31/2012	$8.51275	$9.27789	0
01/01/2013 to 12/31/2013	$9.27789	$10.97712	0
01/01/2014 to 12/31/2014	$10.97712	$11.37095	0
01/01/2015 to 12/31/2015	$11.37095	$11.09375	0
01/01/2016 to 12/31/2016	$11.09375	$11.60341	0
AST Western Asset Core Plus Bond Portfolio
01/28/2008 to 12/31/2008	$10.00824	$9.08213	0
01/01/2009 to 12/31/2009	$9.08213	$9.95415	0
01/01/2010 to 12/31/2010	$9.95415	$10.53555	0
01/01/2011 to 12/31/2011	$10.53555	$10.96767	0
01/01/2012 to 12/31/2012	$10.96767	$11.61375	0
01/01/2013 to 12/31/2013	$11.61375	$11.23256	0
01/01/2014 to 12/31/2014	$11.23256	$11.82234	0
01/01/2015 to 12/31/2015	$11.82234	$11.75112	0
01/01/2016 to 12/31/2016	$11.75112	$12.13236	0
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07806	$6.63531	4,577
01/01/2009 to 12/31/2009	$6.63531	$8.47351	2,103
01/01/2010 to 12/31/2010	$8.47351	$9.17161	2,724
01/01/2011 to 12/31/2011	$9.17161	$8.85484	3,056
01/01/2012 to 09/21/2012	$8.85484	$9.90806	0
ProFund VP Consumer Goods Portfolio
05/01/2008* to 12/31/2008	$10.08894	$7.66234	0
01/01/2009 to 12/31/2009	$7.66234	$9.14566	0
01/01/2010 to 12/31/2010	$9.14566	$10.53862	0
01/01/2011 to 12/31/2011	$10.53862	$11.06627	0
01/01/2012 to 12/31/2012	$11.06627	$12.04467	0
01/01/2013 to 12/31/2013	$12.04467	$15.19064	0
01/01/2014 to 12/31/2014	$15.19064	$16.44013	0
01/01/2015 to 12/31/2015	$16.44013	$16.81352	0
01/01/2016 to 12/31/2016	$16.81352	$17.09387	0
ProFund VP Consumer Services
05/01/2008* to 12/31/2008	$10.26796	$7.03399	0
01/01/2009 to 12/31/2009	$7.03399	$9.03365	0
01/01/2010 to 12/31/2010	$9.03365	$10.76678	0
01/01/2011 to 12/31/2011	$10.76678	$11.15292	0
01/01/2012 to 12/31/2012	$11.15292	$13.36984	0
01/01/2013 to 12/31/2013	$13.36984	$18.36073	0
01/01/2014 to 12/31/2014	$18.36073	$20.27350	0
01/01/2015 to 12/31/2015	$20.27350	$20.83870	0
01/01/2016 to 12/31/2016	$20.83870	$21.31751	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ProFund VP Financials
05/01/2008* to 12/31/2008	$10.38565	$5.26569	0
01/01/2009 to 12/31/2009	$5.26569	$5.94603	0
01/01/2010 to 12/31/2010	$5.94603	$6.47619	0
01/01/2011 to 12/31/2011	$6.47619	$5.47919	0
01/01/2012 to 12/31/2012	$5.47919	$6.71000	0
01/01/2013 to 12/31/2013	$6.71000	$8.70148	0
01/01/2014 to 12/31/2014	$8.70148	$9.64694	0
01/01/2015 to 12/31/2015	$9.64694	$9.33022	0
01/01/2016 to 12/31/2016	$9.33022	$10.56461	0
ProFund VP Health Care
05/01/2008* to 12/31/2008	$10.15187	$8.32620	0
01/01/2009 to 12/31/2009	$8.32620	$9.77371	0
01/01/2010 to 12/31/2010	$9.77371	$9.86916	0
01/01/2011 to 12/31/2011	$9.86916	$10.67018	0
01/01/2012 to 12/31/2012	$10.67018	$12.29923	0
01/01/2013 to 12/31/2013	$12.29923	$16.87715	0
01/01/2014 to 12/31/2014	$16.87715	$20.49775	0
01/01/2015 to 12/31/2015	$20.49775	$21.13640	0
01/01/2016 to 12/31/2016	$21.13640	$19.91225	0
ProFund VP Industrials
05/01/2008* to 12/31/2008	$10.16538	$6.08955	0
01/01/2009 to 12/31/2009	$6.08955	$7.41970	0
01/01/2010 to 12/31/2010	$7.41970	$9.01509	0
01/01/2011 to 12/31/2011	$9.01509	$8.69362	0
01/01/2012 to 12/31/2012	$8.69362	$9.88393	0
01/01/2013 to 12/31/2013	$9.88393	$13.41052	0
01/01/2014 to 12/31/2014	$13.41052	$13.90129	0
01/01/2015 to 12/31/2015	$13.90129	$13.18196	0
01/01/2016 to 12/31/2016	$13.18196	$15.21421	0
ProFund VP Large-Cap Growth
05/01/2008* to 12/31/2008	$10.11061	$6.70842	0
01/01/2009 to 12/31/2009	$6.70842	$8.54497	0
01/01/2010 to 12/31/2010	$8.54497	$9.49588	0
01/01/2011 to 12/31/2011	$9.49588	$9.61554	0
01/01/2012 to 12/31/2012	$9.61554	$10.64117	0
01/01/2013 to 12/31/2013	$10.64117	$13.65174	0
01/01/2014 to 12/31/2014	$13.65174	$15.13651	0
01/01/2015 to 12/31/2015	$15.13651	$15.41988	0
01/01/2016 to 12/31/2016	$15.41988	$15.89980	0
ProFund VP Large-Cap Value
05/01/2008* to 12/31/2008	$10.24139	$6.26415	0
01/01/2009 to 12/31/2009	$6.26415	$7.34766	0
01/01/2010 to 12/31/2010	$7.34766	$8.14450	0
01/01/2011 to 12/31/2011	$8.14450	$7.89453	0
01/01/2012 to 12/31/2012	$7.89453	$8.94609	0
01/01/2013 to 12/31/2013	$8.94609	$11.40930	0
01/01/2014 to 12/31/2014	$11.40930	$12.37541	0
01/01/2015 to 12/31/2015	$12.37541	$11.57524	0
01/01/2016 to 12/31/2016	$11.57524	$13.11944	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ProFund VP Mid-Cap Growth
05/01/2008* to 12/31/2008	$10.07239	$6.19227	0
01/01/2009 to 12/31/2009	$6.19227	$8.40939	0
01/01/2010 to 12/31/2010	$8.40939	$10.60304	0
01/01/2011 to 12/31/2011	$10.60304	$10.10944	0
01/01/2012 to 12/31/2012	$10.10944	$11.45211	0
01/01/2013 to 12/31/2013	$11.45211	$14.67640	0
01/01/2014 to 12/31/2014	$14.67640	$15.25880	0
01/01/2015 to 12/31/2015	$15.25880	$15.02408	0
01/01/2016 to 12/31/2016	$15.02408	$16.65127	0
ProFund VP Mid-Cap Value
05/01/2008* to 12/31/2008	$10.18836	$6.45633	0
01/01/2009 to 12/31/2009	$6.45633	$8.29598	0
01/01/2010 to 12/31/2010	$8.29598	$9.81122	0
01/01/2011 to 12/31/2011	$9.81122	$9.25529	0
01/01/2012 to 12/31/2012	$9.25529	$10.59209	0
01/01/2013 to 12/31/2013	$10.59209	$13.74419	0
01/01/2014 to 12/31/2014	$13.74419	$14.86899	0
01/01/2015 to 12/31/2015	$14.86899	$13.39822	0
01/01/2016 to 12/31/2016	$13.39822	$16.35761	0
ProFund VP Real Estate
05/01/2008* to 12/31/2008	$10.25887	$5.51149	0
01/01/2009 to 12/31/2009	$5.51149	$6.92096	0
01/01/2010 to 12/31/2010	$6.92096	$8.47318	0
01/01/2011 to 12/31/2011	$8.47318	$8.71466	0
01/01/2012 to 12/31/2012	$8.71466	$10.02532	0
01/01/2013 to 12/31/2013	$10.02532	$9.85224	0
01/01/2014 to 12/31/2014	$9.85224	$12.09335	0
01/01/2015 to 12/31/2015	$12.09335	$11.91215	0
01/01/2016 to 12/31/2016	$11.91215	$12.36596	0
ProFund VP Small-Cap Growth
05/01/2008* to 12/31/2008	$10.11351	$6.80149	0
01/01/2009 to 12/31/2009	$6.80149	$8.42557	0
01/01/2010 to 12/31/2010	$8.42557	$10.40079	0
01/01/2011 to 12/31/2011	$10.40079	$10.34305	0
01/01/2012 to 12/31/2012	$10.34305	$11.42228	0
01/01/2013 to 12/31/2013	$11.42228	$15.74849	0
01/01/2014 to 12/31/2014	$15.74849	$15.79836	0
01/01/2015 to 12/31/2015	$15.79836	$15.69340	0
01/01/2016 to 12/31/2016	$15.69340	$18.52692	0
ProFund VP Small-Cap Value
05/01/2008* to 12/31/2008	$10.22851	$7.17038	0
01/01/2009 to 12/31/2009	$7.17038	$8.47653	0
01/01/2010 to 12/31/2010	$8.47653	$10.16214	0
01/01/2011 to 12/31/2011	$10.16214	$9.56846	0
01/01/2012 to 12/31/2012	$9.56846	$10.91226	0
01/01/2013 to 12/31/2013	$10.91226	$14.75072	0
01/01/2014 to 12/31/2014	$14.75072	$15.32481	0
01/01/2015 to 12/31/2015	$15.32481	$13.80082	0
01/01/2016 to 12/31/2016	$13.80082	$17.45012	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ProFund VP Telecommunications
05/01/2008* to 12/31/2008	$10.27808	$7.25991	0
01/01/2009 to 12/31/2009	$7.25991	$7.64985	0
01/01/2010 to 12/31/2010	$7.64985	$8.68915	0
01/01/2011 to 12/31/2011	$8.68915	$8.69092	0
01/01/2012 to 12/31/2012	$8.69092	$9.94218	0
01/01/2013 to 12/31/2013	$9.94218	$10.93970	0
01/01/2014 to 12/31/2014	$10.93970	$10.80173	0
01/01/2015 to 12/31/2015	$10.80173	$10.76698	0
01/01/2016 to 12/31/2016	$10.76698	$12.86147	0
ProFund VP Utilities
05/01/2008* to 12/31/2008	$10.09854	$7.20656	0
01/01/2009 to 12/31/2009	$7.20656	$7.83528	0
01/01/2010 to 12/31/2010	$7.83528	$8.15080	0
01/01/2011 to 12/31/2011	$8.15080	$9.40429	0
01/01/2012 to 12/31/2012	$9.40429	$9.24602	0
01/01/2013 to 12/31/2013	$9.24602	$10.28659	0
01/01/2014 to 12/31/2014	$10.28659	$12.71394	0
01/01/2015 to 12/31/2015	$12.71394	$11.68370	0
01/01/2016 to 12/31/2016	$11.68370	$13.20155	0
*Denotes the start date of these sub-accounts

PREMIER L SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Combination 5% roll-up and HAV Death Benefit Only (2.00%) OR Highest Daily Value Death Benefit Only (2.00%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.97421	$11.74849	4,498,823
01/01/2008 to 12/31/2008	$11.74849	$7.85173	5,156,548
01/01/2009 to 12/31/2009	$7.85173	$9.57274	5,429,944
01/01/2010 to 12/31/2010	$9.57274	$10.50792	5,196,651
01/01/2011 to 12/31/2011	$10.50792	$10.02826	4,502,954
01/01/2012 to 12/31/2012	$10.02826	$11.06682	4,179,497
01/01/2013 to 12/31/2013	$11.06682	$11.93203	3,714,936
01/01/2014 to 12/31/2014	$11.93203	$12.14478	3,424,166
01/01/2015 to 12/31/2015	$12.14478	$11.52329	2,843,577
01/01/2016 to 12/31/2016	$11.52329	$12.01364	2,453,337
AST Advanced Strategies Portfolio
01/01/2007 to 12/31/2007	$10.63315	$11.41460	877,204
01/01/2008 to 12/31/2008	$11.41460	$7.85527	1,511,014
01/01/2009 to 12/31/2009	$7.85527	$9.71908	2,166,656
01/01/2010 to 12/31/2010	$9.71908	$10.83459	2,247,302
01/01/2011 to 12/31/2011	$10.83459	$10.63439	1,860,010
01/01/2012 to 12/31/2012	$10.63439	$11.84857	1,996,758
01/01/2013 to 12/31/2013	$11.84857	$13.53958	2,019,006
01/01/2014 to 12/31/2014	$13.53958	$14.08485	1,892,904
01/01/2015 to 12/31/2015	$14.08485	$13.91948	1,714,509
01/01/2016 to 12/31/2016	$13.91948	$14.61703	1,599,320
AST American Century Income & Growth Portfolio
01/01/2007 to 12/31/2007	$11.80673	$11.56160	34,485
01/01/2008 to 12/31/2008	$11.56160	$7.39638	77,951
01/01/2009 to 12/31/2009	$7.39638	$8.54022	93,171
01/01/2010 to 12/31/2010	$8.54022	$9.53202	88,459
01/01/2011 to 12/31/2011	$9.53202	$9.67915	85,223
01/01/2012 to 05/04/2012	$9.67915	$10.50550	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99837	$11.61220	6,086
01/01/2014 to 12/31/2014	$11.61220	$12.88386	6,083
01/01/2015 to 12/31/2015	$12.88386	$12.84926	6,081
01/01/2016 to 12/31/2016	$12.84926	$13.94620	0
AST Balanced Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.86648	$11.61914	1,857,184
01/01/2008 to 12/31/2008	$11.61914	$8.12177	2,749,996
01/01/2009 to 12/31/2009	$8.12177	$9.81762	5,945,452
01/01/2010 to 12/31/2010	$9.81762	$10.81044	5,652,783
01/01/2011 to 12/31/2011	$10.81044	$10.46997	5,046,150
01/01/2012 to 12/31/2012	$10.46997	$11.54487	4,764,301
01/01/2013 to 12/31/2013	$11.54487	$13.31596	4,304,492
01/01/2014 to 12/31/2014	$13.31596	$13.90632	4,000,044
01/01/2015 to 12/31/2015	$13.90632	$13.69850	3,588,568
01/01/2016 to 12/31/2016	$13.69850	$14.27638	3,295,429

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99783	$9.14700	2,561,870
01/01/2012 to 12/31/2012	$9.14700	$10.03408	2,379,956
01/01/2013 to 12/31/2013	$10.03408	$10.90494	2,212,214
01/01/2014 to 12/31/2014	$10.90494	$11.21444	2,015,807
01/01/2015 to 12/31/2015	$11.21444	$10.66453	1,896,455
01/01/2016 to 12/31/2016	$10.66453	$11.18368	1,592,764
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99837	$10.47749	26,572
01/01/2014 to 12/31/2014	$10.47749	$10.63953	36,666
01/01/2015 to 12/31/2015	$10.63953	$10.45938	35,494
01/01/2016 to 12/31/2016	$10.45938	$10.90566	11,536
AST BlackRock Low Duration Bond Portfolio
01/01/2007 to 12/31/2007	$10.20929	$10.68853	21,760
01/01/2008 to 12/31/2008	$10.68853	$10.59575	102,544
01/01/2009 to 12/31/2009	$10.59575	$11.45066	146,216
01/01/2010 to 12/31/2010	$11.45066	$11.66376	163,847
01/01/2011 to 12/31/2011	$11.66376	$11.69252	206,500
01/01/2012 to 12/31/2012	$11.69252	$12.00101	213,959
01/01/2013 to 12/31/2013	$12.00101	$11.50979	191,217
01/01/2014 to 12/31/2014	$11.50979	$11.27327	164,606
01/01/2015 to 12/31/2015	$11.27327	$11.10562	154,377
01/01/2016 to 12/31/2016	$11.10562	$11.06678	159,537
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2007 to 12/31/2007	$10.28172	$10.91649	226,167
01/01/2008 to 12/31/2008	$10.91649	$10.46055	275,747
01/01/2009 to 12/31/2009	$10.46055	$11.95037	589,127
01/01/2010 to 12/31/2010	$11.95037	$12.62027	690,427
01/01/2011 to 12/31/2011	$12.62027	$12.76640	619,970
01/01/2012 to 12/31/2012	$12.76640	$13.68232	590,891
01/01/2013 to 12/31/2013	$13.68232	$13.16753	496,719
01/01/2014 to 12/31/2014	$13.16753	$13.45558	363,693
01/01/2015 to 12/31/2015	$13.45558	$12.91358	304,576
01/01/2016 to 12/31/2016	$12.91358	$13.19618	258,247
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$9.99891	$9.36266	0
01/01/2010 to 12/31/2010	$9.36266	$10.14987	0
01/01/2011 to 12/31/2011	$10.14987	$10.91038	0
01/01/2012 to 12/31/2012	$10.91038	$11.14161	0
01/01/2013 to 12/31/2013	$11.14161	$10.84804	0
01/01/2014 to 12/31/2014	$10.84804	$10.68438	0
01/01/2015 to 12/31/2015	$10.68438	$10.45077	0
01/01/2016 to 12/31/2016	$10.45077	$10.29386	0
AST Bond Portfolio 2018
01/28/2008* to 12/31/2008	$9.99838	$12.01642	62,697
01/01/2009 to 12/31/2009	$12.01642	$11.06804	84,267
01/01/2010 to 12/31/2010	$11.06804	$12.06476	34,821
01/01/2011 to 12/31/2011	$12.06476	$13.43484	16,829
01/01/2012 to 12/31/2012	$13.43484	$13.92390	13,819
01/01/2013 to 12/31/2013	$13.92390	$13.22183	11,840
01/01/2014 to 12/31/2014	$13.22183	$13.30767	6,204
01/01/2015 to 12/31/2015	$13.30767	$13.15249	5,065
01/01/2016 to 12/31/2016	$13.15249	$13.10255	4,737

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2019
01/28/2008* to 12/31/2008	$9.99838	$12.08513	91,073
01/01/2009 to 12/31/2009	$12.08513	$10.93579	85,471
01/01/2010 to 12/31/2010	$10.93579	$11.93948	65,479
01/01/2011 to 12/31/2011	$11.93948	$13.57548	53,824
01/01/2012 to 12/31/2012	$13.57548	$14.08871	36,382
01/01/2013 to 12/31/2013	$14.08871	$13.14508	32,317
01/01/2014 to 12/31/2014	$13.14508	$13.43680	7,974
01/01/2015 to 12/31/2015	$13.43680	$13.31437	7,614
01/01/2016 to 12/31/2016	$13.31437	$13.24269	3,042
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99891	$8.77441	7,864
01/01/2010 to 12/31/2010	$8.77441	$9.62130	76,880
01/01/2011 to 12/31/2011	$9.62130	$11.19462	26,646
01/01/2012 to 12/31/2012	$11.19462	$11.66835	0
01/01/2013 to 12/31/2013	$11.66835	$10.69415	0
01/01/2014 to 12/31/2014	$10.69415	$11.13020	0
01/01/2015 to 12/31/2015	$11.13020	$11.07850	0
01/01/2016 to 12/31/2016	$11.07850	$11.07415	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99783	$10.99032	105,601
01/01/2011 to 12/31/2011	$10.99032	$12.96252	48,721
01/01/2012 to 12/31/2012	$12.96252	$13.57145	6,233
01/01/2013 to 12/31/2013	$13.57145	$12.37384	0
01/01/2014 to 12/31/2014	$12.37384	$13.06296	0
01/01/2015 to 12/31/2015	$13.06296	$13.03513	0
01/01/2016 to 12/31/2016	$13.03513	$13.03992	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99837	$12.00089	82,356
01/01/2012 to 12/31/2012	$12.00089	$12.45321	94,433
01/01/2013 to 12/31/2013	$12.45321	$11.01920	0
01/01/2014 to 12/31/2014	$11.01920	$11.92330	507
01/01/2015 to 12/31/2015	$11.92330	$11.93455	0
01/01/2016 to 12/31/2016	$11.93455	$11.91474	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99784	$10.38193	88,302
01/01/2013 to 12/31/2013	$10.38193	$9.14025	205,462
01/01/2014 to 12/31/2014	$9.14025	$10.09182	108,397
01/01/2015 to 12/31/2015	$10.09182	$10.16182	54,048
01/01/2016 to 12/31/2016	$10.16182	$10.15329	24,766
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99891	$8.73519	114,189
01/01/2014 to 12/31/2014	$8.73519	$9.81343	79,453
01/01/2015 to 12/31/2015	$9.81343	$9.89422	3,691
01/01/2016 to 12/31/2016	$9.89422	$9.88549	3,688
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99891	$11.28431	28,239
01/01/2015 to 12/31/2015	$11.28431	$11.28409	139,492
01/01/2016 to 12/31/2016	$11.28409	$11.33675	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99891	$9.92148	14,640
01/01/2016 to 12/31/2016	$9.92148	$9.92926	90,157
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99784	$9.86330	143,131

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14514	$10.29615	0
01/01/2010 to 12/31/2010	$10.29615	$11.47968	3,609
01/01/2011 to 12/31/2011	$11.47968	$10.59405	5,291
01/01/2012 to 12/31/2012	$10.59405	$11.76047	5,622
01/01/2013 to 12/31/2013	$11.76047	$15.15374	3,623
01/01/2014 to 12/31/2014	$15.15374	$16.38173	3,602
01/01/2015 to 12/31/2015	$16.38173	$15.29519	2,195
01/01/2016 to 12/31/2016	$15.29519	$17.05711	2,111
AST Capital Growth Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$11.15035	$11.99410	4,800,837
01/01/2008 to 12/31/2008	$11.99410	$7.65036	5,333,371
01/01/2009 to 12/31/2009	$7.65036	$9.40019	7,061,251
01/01/2010 to 12/31/2010	$9.40019	$10.44844	7,048,991
01/01/2011 to 12/31/2011	$10.44844	$9.99527	5,733,047
01/01/2012 to 12/31/2012	$9.99527	$11.14375	5,794,095
01/01/2013 to 12/31/2013	$11.14375	$13.40316	5,561,564
01/01/2014 to 12/31/2014	$13.40316	$14.05954	5,159,637
01/01/2015 to 12/31/2015	$14.05954	$13.85730	4,557,267
01/01/2016 to 12/31/2016	$13.85730	$14.51489	4,154,588
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99837	$11.63153	31,921
01/01/2014 to 12/31/2014	$11.63153	$12.95539	33,950
01/01/2015 to 12/31/2015	$12.95539	$12.24764	31,041
01/01/2016 to 12/31/2016	$12.24764	$13.79645	13,983
AST Cohen & Steers Realty Portfolio
01/01/2007 to 12/31/2007	$16.06675	$12.60975	76,450
01/01/2008 to 12/31/2008	$12.60975	$8.02896	75,117
01/01/2009 to 12/31/2009	$8.02896	$10.38472	87,073
01/01/2010 to 12/31/2010	$10.38472	$13.10236	94,967
01/01/2011 to 12/31/2011	$13.10236	$13.69242	82,479
01/01/2012 to 12/31/2012	$13.69242	$15.48378	75,109
01/01/2013 to 12/31/2013	$15.48378	$15.65571	74,990
01/01/2014 to 12/31/2014	$15.65571	$20.09379	62,999
01/01/2015 to 12/31/2015	$20.09379	$20.65406	59,796
01/01/2016 to 12/31/2016	$20.65406	$21.22504	58,126
AST DeAm Small-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.74897	$9.47088	57,788
01/01/2008 to 07/18/2008	$9.47088	$8.66249	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99837	$9.66843	0
01/01/2014 to 12/31/2014	$9.66843	$9.96248	0
01/01/2015 to 12/31/2015	$9.96248	$9.75760	17,987
01/01/2016 to 12/31/2016	$9.75760	$10.00381	23,360
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10352	$7.49088	11,709
01/01/2009 to 12/31/2009	$7.49088	$8.90312	114,516
01/01/2010 to 12/31/2010	$8.90312	$9.89157	116,182
01/01/2011 to 12/31/2011	$9.89157	$9.45811	119,039
01/01/2012 to 12/31/2012	$9.45811	$10.53678	152,023
01/01/2013 to 12/31/2013	$10.53678	$12.31616	199,850
01/01/2014 to 12/31/2014	$12.31616	$12.76514	194,615
01/01/2015 to 10/16/2015	$12.76514	$12.70181	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST FI Pyramis® Quantitative Portfolio
01/01/2007 to 12/31/2007	$10.55436	$11.23166	409,967
01/01/2008 to 12/31/2008	$11.23166	$7.21381	688,157
01/01/2009 to 12/31/2009	$7.21381	$8.75917	959,767
01/01/2010 to 12/31/2010	$8.75917	$9.82091	988,494
01/01/2011 to 12/31/2011	$9.82091	$9.48371	824,369
01/01/2012 to 12/31/2012	$9.48371	$10.28626	894,329
01/01/2013 to 12/31/2013	$10.28626	$11.57315	804,851
01/01/2014 to 12/31/2014	$11.57315	$11.70382	732,549
01/01/2015 to 12/31/2015	$11.70382	$11.58796	637,628
01/01/2016 to 12/31/2016	$11.58796	$11.84437	598,596
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99838	$7.46235	40,879
01/01/2009 to 11/13/2009	$7.46235	$8.32337	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99838	$10.72518	759,424
01/01/2013 to 12/31/2013	$10.72518	$13.08809	715,493
01/01/2014 to 12/31/2014	$13.08809	$13.23926	669,670
01/01/2015 to 10/16/2015	$13.23926	$12.65388	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99837	$10.79329	44,924
01/01/2014 to 12/31/2014	$10.79329	$10.85243	48,587
01/01/2015 to 10/16/2015	$10.85243	$10.33295	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17506	$6.10468	4,200
01/01/2009 to 12/31/2009	$6.10468	$8.08576	8,784
01/01/2010 to 12/31/2010	$8.08576	$9.52851	10,875
01/01/2011 to 12/31/2011	$9.52851	$8.87118	7,211
01/01/2012 to 12/31/2012	$8.87118	$11.02821	9,204
01/01/2013 to 12/31/2013	$11.02821	$11.28195	16,945
01/01/2014 to 12/31/2014	$11.28195	$12.60075	4,157
01/01/2015 to 12/31/2015	$12.60075	$12.34260	6,031
01/01/2016 to 12/31/2016	$12.34260	$12.20948	3,333
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2007 to 12/31/2007	$11.57079	$12.92987	16,007
01/01/2008 to 12/31/2008	$12.92987	$7.57143	17,301
01/01/2009 to 12/31/2009	$7.57143	$11.08988	49,111
01/01/2010 to 12/31/2010	$11.08988	$11.99104	51,553
01/01/2011 to 12/31/2011	$11.99104	$11.29110	28,018
01/01/2012 to 12/31/2012	$11.29110	$13.25718	28,254
01/01/2013 to 12/31/2013	$13.25718	$16.86244	44,894
01/01/2014 to 02/07/2014	$16.86244	$16.58333	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.77136	$12.13101	238,497
01/01/2008 to 12/31/2008	$12.13101	$7.05356	228,304
01/01/2009 to 12/31/2009	$7.05356	$8.24220	395,031
01/01/2010 to 12/31/2010	$8.24220	$9.12197	368,229
01/01/2011 to 12/31/2011	$9.12197	$8.44979	366,589
01/01/2012 to 12/31/2012	$8.44979	$9.91302	308,988
01/01/2013 to 12/31/2013	$9.91302	$12.97859	311,948
01/01/2014 to 12/31/2014	$12.97859	$14.39506	174,537
01/01/2015 to 12/31/2015	$14.39506	$13.46060	328,713
01/01/2016 to 12/31/2016	$13.46060	$14.72036	293,428

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$10.99262	$12.86093	31,283
01/01/2008 to 12/31/2008	$12.86093	$7.46504	38,476
01/01/2009 to 12/31/2009	$7.46504	$11.49714	50,576
01/01/2010 to 12/31/2010	$11.49714	$13.50650	53,437
01/01/2011 to 12/31/2011	$13.50650	$12.84773	41,030
01/01/2012 to 12/31/2012	$12.84773	$15.06598	43,172
01/01/2013 to 12/31/2013	$15.06598	$19.52547	45,442
01/01/2014 to 12/31/2014	$19.52547	$21.34921	47,294
01/01/2015 to 12/31/2015	$21.34921	$19.74053	163,670
01/01/2016 to 12/31/2016	$19.74053	$19.67264	148,322
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08919	$7.59959	116,091
01/01/2009 to 12/31/2009	$7.59959	$9.19270	375,735
01/01/2010 to 12/31/2010	$9.19270	$10.05774	363,119
01/01/2011 to 12/31/2011	$10.05774	$9.81078	361,319
01/01/2012 to 12/31/2012	$9.81078	$10.59247	296,148
01/01/2013 to 12/31/2013	$10.59247	$11.40471	253,191
01/01/2014 to 12/31/2014	$11.40471	$11.63291	231,002
01/01/2015 to 12/31/2015	$11.63291	$11.30102	216,385
01/01/2016 to 12/31/2016	$11.30102	$11.66233	178,014
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03326	$7.62852	2,952
01/01/2009 to 12/31/2009	$7.62852	$9.48684	12,889
01/01/2010 to 12/31/2010	$9.48684	$11.79052	51,389
01/01/2011 to 12/31/2011	$11.79052	$11.71022	18,168
01/01/2012 to 12/31/2012	$11.71022	$13.28156	20,688
01/01/2013 to 12/31/2013	$13.28156	$18.07502	77,722
01/01/2014 to 12/31/2014	$18.07502	$18.99611	44,190
01/01/2015 to 12/31/2015	$18.99611	$17.60031	35,473
01/01/2016 to 12/31/2016	$17.60031	$21.45122	32,067
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
01/01/2007 to 12/31/2007	$10.18783	$10.47687	61,563
01/01/2008 to 12/31/2008	$10.47687	$10.52918	273,830
01/01/2009 to 12/31/2009	$10.52918	$10.34785	586,507
01/01/2010 to 12/31/2010	$10.34785	$10.14728	315,255
01/01/2011 to 12/31/2011	$10.14728	$9.95080	345,766
01/01/2012 to 12/31/2012	$9.95080	$9.75612	341,542
01/01/2013 to 12/31/2013	$9.75612	$9.56479	140,008
01/01/2014 to 12/31/2014	$9.56479	$9.37722	87,534
01/01/2015 to 12/31/2015	$9.37722	$9.19333	81,255
01/01/2016 to 12/31/2016	$9.19333	$9.01356	179,265
AST High Yield Portfolio
01/01/2007 to 12/31/2007	$10.63693	$10.68590	18,825
01/01/2008 to 12/31/2008	$10.68590	$7.80022	25,367
01/01/2009 to 12/31/2009	$7.80022	$10.36610	46,663
01/01/2010 to 12/31/2010	$10.36610	$11.53495	41,207
01/01/2011 to 12/31/2011	$11.53495	$11.66806	48,460
01/01/2012 to 12/31/2012	$11.66806	$13.02596	53,505
01/01/2013 to 12/31/2013	$13.02596	$13.68754	48,598
01/01/2014 to 12/31/2014	$13.68754	$13.76235	44,179
01/01/2015 to 12/31/2015	$13.76235	$13.01159	42,835
01/01/2016 to 12/31/2016	$13.01159	$14.72108	34,640

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
01/01/2007 to 12/31/2007	$12.22726	$11.62816	52,330
01/01/2008 to 12/31/2008	$11.62816	$6.66999	71,598
01/01/2009 to 12/31/2009	$6.66999	$7.81007	69,788
01/01/2010 to 12/31/2010	$7.81007	$8.66458	56,880
01/01/2011 to 12/31/2011	$8.66458	$8.13952	55,857
01/01/2012 to 12/31/2012	$8.13952	$9.32719	61,834
01/01/2013 to 12/31/2013	$9.32719	$12.78940	74,301
01/01/2014 to 12/31/2014	$12.78940	$14.26226	65,264
01/01/2015 to 12/31/2015	$14.26226	$12.88685	44,603
01/01/2016 to 12/31/2016	$12.88685	$15.14735	30,437
AST International Growth Portfolio
01/01/2007 to 12/31/2007	$10.58416	$12.35238	90,346
01/01/2008 to 12/31/2008	$12.35238	$6.02671	133,364
01/01/2009 to 12/31/2009	$6.02671	$7.99362	156,357
01/01/2010 to 12/31/2010	$7.99362	$8.97315	142,792
01/01/2011 to 12/31/2011	$8.97315	$7.66043	116,530
01/01/2012 to 12/31/2012	$7.66043	$9.03951	96,195
01/01/2013 to 12/31/2013	$9.03951	$10.55122	75,763
01/01/2014 to 12/31/2014	$10.55122	$9.77282	66,655
01/01/2015 to 12/31/2015	$9.77282	$9.88283	65,208
01/01/2016 to 12/31/2016	$9.88283	$9.32341	65,363
AST International Value Portfolio
01/01/2007 to 12/31/2007	$10.84662	$12.52596	92,306
01/01/2008 to 12/31/2008	$12.52596	$6.87641	99,523
01/01/2009 to 12/31/2009	$6.87641	$8.79761	94,195
01/01/2010 to 12/31/2010	$8.79761	$9.58113	88,078
01/01/2011 to 12/31/2011	$9.58113	$8.21462	78,075
01/01/2012 to 12/31/2012	$8.21462	$9.39636	75,787
01/01/2013 to 12/31/2013	$9.39636	$11.00543	74,168
01/01/2014 to 12/31/2014	$11.00543	$10.06627	61,656
01/01/2015 to 12/31/2015	$10.06627	$9.94954	58,420
01/01/2016 to 12/31/2016	$9.94954	$9.81144	55,859
AST Investment Grade Bond Portfolio
01/28/2008* to 12/31/2008	$9.99838	$10.70083	4,682,502
01/01/2009 to 12/31/2009	$10.70083	$11.67692	2,124,345
01/01/2010 to 12/31/2010	$11.67692	$12.68549	1,168,165
01/01/2011 to 12/31/2011	$12.68549	$13.98483	3,388,371
01/01/2012 to 12/31/2012	$13.98483	$14.99920	1,858,678
01/01/2013 to 12/31/2013	$14.99920	$14.23708	1,055,361
01/01/2014 to 12/31/2014	$14.23708	$14.89713	967,866
01/01/2015 to 12/31/2015	$14.89713	$14.77639	1,590,680
01/01/2016 to 12/31/2016	$14.77639	$15.09637	1,765,039
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11170	$7.12455	39,125
01/01/2009 to 12/31/2009	$7.12455	$8.84741	128,171
01/01/2010 to 12/31/2010	$8.84741	$9.87243	141,753
01/01/2011 to 12/31/2011	$9.87243	$9.62404	124,364
01/01/2012 to 12/31/2012	$9.62404	$10.71671	140,104
01/01/2013 to 12/31/2013	$10.71671	$12.21717	128,730
01/01/2014 to 12/31/2014	$12.21717	$12.73989	126,433
01/01/2015 to 12/31/2015	$12.73989	$12.35920	118,512
01/01/2016 to 12/31/2016	$12.35920	$12.74956	112,254

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2007 to 12/31/2007	$12.79052	$13.72201	88,420
01/01/2008 to 12/31/2008	$13.72201	$7.88578	116,313
01/01/2009 to 12/31/2009	$7.88578	$10.50517	143,651
01/01/2010 to 12/31/2010	$10.50517	$11.03780	129,026
01/01/2011 to 12/31/2011	$11.03780	$9.83134	125,803
01/01/2012 to 12/31/2012	$9.83134	$11.74996	124,436
01/01/2013 to 12/31/2013	$11.74996	$13.28916	139,693
01/01/2014 to 12/31/2014	$13.28916	$12.19916	111,250
01/01/2015 to 12/31/2015	$12.19916	$11.62558	106,621
01/01/2016 to 12/31/2016	$11.62558	$11.61833	83,360
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2007 to 12/31/2007	$11.54409	$11.53629	128,261
01/01/2008 to 12/31/2008	$11.53629	$9.31756	386,053
01/01/2009 to 12/31/2009	$9.31756	$11.14647	582,874
01/01/2010 to 12/31/2010	$11.14647	$11.72786	603,595
01/01/2011 to 12/31/2011	$11.72786	$11.52499	480,501
01/01/2012 to 12/31/2012	$11.52499	$12.50989	437,810
01/01/2013 to 12/31/2013	$12.50989	$13.61768	390,388
01/01/2014 to 12/31/2014	$13.61768	$14.07806	349,861
01/01/2015 to 12/31/2015	$14.07806	$13.77683	323,062
01/01/2016 to 12/31/2016	$13.77683	$14.02570	289,917
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08376	$10.28632	1,364
01/01/2010 to 12/31/2010	$10.28632	$11.22592	874
01/01/2011 to 12/31/2011	$11.22592	$11.07902	16,790
01/01/2012 to 12/31/2012	$11.07902	$12.51096	21,265
01/01/2013 to 12/31/2013	$12.51096	$16.74199	27,850
01/01/2014 to 12/31/2014	$16.74199	$17.97368	57,774
01/01/2015 to 12/31/2015	$17.97368	$19.49526	44,381
01/01/2016 to 12/31/2016	$19.49526	$18.83387	21,026
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$11.43214	$12.88395	154,005
01/01/2008 to 12/31/2008	$12.88395	$7.11622	179,095
01/01/2009 to 12/31/2009	$7.11622	$9.05285	209,647
01/01/2010 to 12/31/2010	$9.05285	$10.62849	194,264
01/01/2011 to 12/31/2011	$10.62849	$10.32516	172,784
01/01/2012 to 12/31/2012	$10.32516	$11.36411	148,698
01/01/2013 to 12/31/2013	$11.36411	$15.22043	139,121
01/01/2014 to 12/31/2014	$15.22043	$16.50219	117,477
01/01/2015 to 12/31/2015	$16.50219	$17.80805	104,033
01/01/2016 to 12/31/2016	$17.80805	$18.43317	96,174
AST Lord Abbett Core Fixed Income Portfolio
01/01/2007 to 12/31/2007	$10.68176	$11.10865	99,091
01/01/2008 to 12/31/2008	$11.10865	$8.35835	89,519
01/01/2009 to 12/31/2009	$8.35835	$11.03009	94,110
01/01/2010 to 12/31/2010	$11.03009	$12.26448	87,418
01/01/2011 to 12/31/2011	$12.26448	$13.24736	91,403
01/01/2012 to 12/31/2012	$13.24736	$13.75731	93,149
01/01/2013 to 12/31/2013	$13.75731	$13.21768	91,572
01/01/2014 to 12/31/2014	$13.21768	$13.78643	91,673
01/01/2015 to 12/31/2015	$13.78643	$13.43713	77,774
01/01/2016 to 12/31/2016	$13.43713	$13.51703	74,453

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2007 to 12/31/2007	$12.73424	$13.65679	42,636
01/01/2008 to 12/31/2008	$13.65679	$8.83785	67,057
01/01/2009 to 12/31/2009	$8.83785	$11.39455	69,641
01/01/2010 to 12/31/2010	$11.39455	$12.51694	66,775
01/01/2011 to 12/31/2011	$12.51694	$11.88737	55,650
01/01/2012 to 12/31/2012	$11.88737	$14.34349	40,643
01/01/2013 to 12/31/2013	$14.34349	$17.94830	44,837
01/01/2014 to 12/31/2014	$17.94830	$18.23517	52,833
01/01/2015 to 12/31/2015	$18.23517	$17.61561	44,874
01/01/2016 to 12/31/2016	$17.61561	$18.49924	46,396
AST MFS Growth Portfolio
01/01/2007 to 12/31/2007	$11.53646	$13.01784	49,895
01/01/2008 to 12/31/2008	$13.01784	$8.12919	47,298
01/01/2009 to 12/31/2009	$8.12919	$9.90685	49,466
01/01/2010 to 12/31/2010	$9.90685	$10.95423	54,189
01/01/2011 to 12/31/2011	$10.95423	$10.67597	33,720
01/01/2012 to 12/31/2012	$10.67597	$12.25442	35,109
01/01/2013 to 12/31/2013	$12.25442	$16.42420	55,647
01/01/2014 to 12/31/2014	$16.42420	$17.50473	24,629
01/01/2015 to 12/31/2015	$17.50473	$18.40205	15,293
01/01/2016 to 12/31/2016	$18.40205	$18.38680	14,779
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99838	$10.18480	0
01/01/2013 to 12/31/2013	$10.18480	$13.43053	8,046
01/01/2014 to 12/31/2014	$13.43053	$14.51254	8,125
01/01/2015 to 12/31/2015	$14.51254	$14.12496	7,859
01/01/2016 to 12/31/2016	$14.12496	$15.71064	12,712
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02828	$10.06526	1,126
01/01/2012 to 12/31/2012	$10.06526	$10.34839	59,585
01/01/2013 to 12/31/2013	$10.34839	$9.85789	10,265
01/01/2014 to 12/31/2014	$9.85789	$10.16237	11,950
01/01/2015 to 10/16/2015	$10.16237	$10.10958	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$12.64173	$15.14430	113,400
01/01/2008 to 12/31/2008	$15.14430	$8.43558	120,168
01/01/2009 to 12/31/2009	$8.43558	$10.73369	134,535
01/01/2010 to 12/31/2010	$10.73369	$13.54107	171,807
01/01/2011 to 12/31/2011	$13.54107	$13.49978	132,082
01/01/2012 to 12/31/2012	$13.49978	$14.87354	113,107
01/01/2013 to 12/31/2013	$14.87354	$19.33726	125,672
01/01/2014 to 12/31/2014	$19.33726	$20.46318	115,458
01/01/2015 to 10/16/2015	$20.46318	$20.93129	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$10.86446	$12.64347	24,119
01/01/2008 to 12/31/2008	$12.64347	$7.12239	25,973
01/01/2009 to 12/31/2009	$7.12239	$8.55827	34,175
01/01/2010 to 12/31/2010	$8.55827	$10.09108	32,545
01/01/2011 to 04/29/2011	$10.09108	$11.30707	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.78698	$11.92093	51,226
01/01/2008 to 12/31/2008	$11.92093	$6.74815	54,087
01/01/2009 to 12/31/2009	$6.74815	$9.30482	64,787
01/01/2010 to 12/31/2010	$9.30482	$11.26042	54,472
01/01/2011 to 12/31/2011	$11.26042	$10.76561	53,309
01/01/2012 to 12/31/2012	$10.76561	$12.36201	56,155
01/01/2013 to 12/31/2013	$12.36201	$17.21092	74,684
01/01/2014 to 12/31/2014	$17.21092	$19.27797	66,820
01/01/2015 to 12/31/2015	$19.27797	$17.83449	54,880
01/01/2016 to 12/31/2016	$17.83449	$20.67312	51,181
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99838	$10.30158	81,008
01/01/2013 to 12/31/2013	$10.30158	$12.00993	68,106
01/01/2014 to 12/31/2014	$12.00993	$12.37947	64,156
01/01/2015 to 12/31/2015	$12.37947	$11.98603	55,878
01/01/2016 to 12/31/2016	$11.98603	$12.25940	76,303
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10112	$5.56591	19,671
01/01/2009 to 12/31/2009	$5.56591	$9.08638	170,536
01/01/2010 to 12/31/2010	$9.08638	$10.89213	190,362
01/01/2011 to 12/31/2011	$10.89213	$8.51405	147,056
01/01/2012 to 12/31/2012	$8.51405	$9.84347	149,372
01/01/2013 to 12/31/2013	$9.84347	$9.67202	164,692
01/01/2014 to 12/31/2014	$9.67202	$9.03829	66,829
01/01/2015 to 12/31/2015	$9.03829	$7.37877	49,296
01/01/2016 to 12/31/2016	$7.37877	$8.12868	57,422
AST Preservation Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.62171	$11.32027	462,408
01/01/2008 to 12/31/2008	$11.32027	$8.93562	1,347,367
01/01/2009 to 12/31/2009	$8.93562	$10.51580	3,387,171
01/01/2010 to 12/31/2010	$10.51580	$11.39953	3,342,275
01/01/2011 to 12/31/2011	$11.39953	$11.28767	3,067,168
01/01/2012 to 12/31/2012	$11.28767	$12.21401	2,917,636
01/01/2013 to 12/31/2013	$12.21401	$13.07757	2,580,011
01/01/2014 to 12/31/2014	$13.07757	$13.56155	2,231,114
01/01/2015 to 12/31/2015	$13.56155	$13.31474	1,921,323
01/01/2016 to 12/31/2016	$13.31474	$13.77551	1,758,438
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01829	$10.06516	0
01/01/2012 to 12/31/2012	$10.06516	$10.56916	2,546
01/01/2013 to 12/31/2013	$10.56916	$10.12224	25,952
01/01/2014 to 12/31/2014	$10.12224	$10.52520	31,880
01/01/2015 to 12/31/2015	$10.52520	$10.29116	23,425
01/01/2016 to 12/31/2016	$10.29116	$10.51449	1,599
AST Prudential Growth Allocation Portfolio
01/01/2007 to 12/31/2007	$10.45581	$11.42010	733,717
01/01/2008 to 12/31/2008	$11.42010	$6.63806	1,046,795
01/01/2009 to 12/31/2009	$6.63806	$8.19841	1,894,696
01/01/2010 to 12/31/2010	$8.19841	$9.56644	1,969,413
01/01/2011 to 12/31/2011	$9.56644	$8.79623	1,363,057
01/01/2012 to 12/31/2012	$8.79623	$9.73774	1,518,836
01/01/2013 to 12/31/2013	$9.73774	$11.17223	1,352,995
01/01/2014 to 12/31/2014	$11.17223	$11.96055	1,315,331
01/01/2015 to 12/31/2015	$11.96055	$11.65412	1,693,087
01/01/2016 to 12/31/2016	$11.65412	$12.57948	1,594,736

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99837	$11.65174	0
01/01/2014 to 12/31/2014	$11.65174	$13.16434	0
01/01/2015 to 12/31/2015	$13.16434	$13.10528	0
01/01/2016 to 12/31/2016	$13.10528	$14.24377	0
AST QMA US Equity Alpha Portfolio
01/01/2007 to 12/31/2007	$11.45078	$11.45877	20,820
01/01/2008 to 12/31/2008	$11.45877	$6.88447	38,550
01/01/2009 to 12/31/2009	$6.88447	$8.22238	47,462
01/01/2010 to 12/31/2010	$8.22238	$9.27431	44,819
01/01/2011 to 12/31/2011	$9.27431	$9.40705	44,044
01/01/2012 to 12/31/2012	$9.40705	$10.95646	38,467
01/01/2013 to 12/31/2013	$10.95646	$14.22503	48,287
01/01/2014 to 12/31/2014	$14.22503	$16.34662	65,598
01/01/2015 to 12/31/2015	$16.34662	$16.51953	60,837
01/01/2016 to 12/31/2016	$16.51953	$18.60091	49,238
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99837	$8.88098	0
01/01/2012 to 12/31/2012	$8.88098	$9.85218	0
01/01/2013 to 12/31/2013	$9.85218	$11.82239	0
01/01/2014 to 12/31/2014	$11.82239	$12.34402	0
01/01/2015 to 12/31/2015	$12.34402	$12.12017	16,541
01/01/2016 to 12/31/2016	$12.12017	$12.63420	16,541
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08101	$7.33101	379,551
01/01/2009 to 12/31/2009	$7.33101	$8.86828	876,771
01/01/2010 to 12/31/2010	$8.86828	$9.73060	889,197
01/01/2011 to 12/31/2011	$9.73060	$9.36678	787,948
01/01/2012 to 12/31/2012	$9.36678	$10.12706	845,384
01/01/2013 to 12/31/2013	$10.12706	$11.16345	668,051
01/01/2014 to 12/31/2014	$11.16345	$11.50703	580,591
01/01/2015 to 12/31/2015	$11.50703	$11.26269	532,096
01/01/2016 to 12/31/2016	$11.26269	$11.57392	428,080
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09919	$6.68342	165,849
01/01/2009 to 12/31/2009	$6.68342	$8.31169	485,836
01/01/2010 to 12/31/2010	$8.31169	$9.31755	486,292
01/01/2011 to 12/31/2011	$9.31755	$8.91687	359,184
01/01/2012 to 12/31/2012	$8.91687	$10.13196	440,636
01/01/2013 to 12/31/2013	$10.13196	$11.72716	410,475
01/01/2014 to 12/31/2014	$11.72716	$12.12172	371,390
01/01/2015 to 12/31/2015	$12.12172	$11.81951	633,680
01/01/2016 to 12/31/2016	$11.81951	$12.37826	536,440
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2007 to 12/31/2007	$11.06202	$11.81124	72,333
01/01/2008 to 12/31/2008	$11.81124	$8.08343	191,148
01/01/2009 to 12/31/2009	$8.08343	$10.09749	362,933
01/01/2010 to 12/31/2010	$10.09749	$11.06899	463,819
01/01/2011 to 12/31/2011	$11.06899	$10.48542	379,473
01/01/2012 to 12/31/2012	$10.48542	$11.42439	363,125
01/01/2013 to 12/31/2013	$11.42439	$12.81333	344,648
01/01/2014 to 12/31/2014	$12.81333	$12.94343	325,280
01/01/2015 to 10/16/2015	$12.94343	$12.55790	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2007 to 12/31/2007	$12.09814	$13.18937	21,648
01/01/2008 to 12/31/2008	$13.18937	$7.22906	19,587
01/01/2009 to 12/31/2009	$7.22906	$9.40232	35,432
01/01/2010 to 12/31/2010	$9.40232	$12.21815	33,322
01/01/2011 to 12/31/2011	$12.21815	$10.40817	61,481
01/01/2012 to 12/31/2012	$10.40817	$12.25201	64,255
01/01/2013 to 12/31/2013	$12.25201	$16.91414	63,124
01/01/2014 to 12/31/2014	$16.91414	$17.40177	54,000
01/01/2015 to 12/31/2015	$17.40177	$17.28813	44,173
01/01/2016 to 12/31/2016	$17.28813	$18.25490	40,264
AST Small-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$9.89252	$10.39092	7,373
01/01/2008 to 12/31/2008	$10.39092	$6.62159	11,829
01/01/2009 to 12/31/2009	$6.62159	$8.69297	21,177
01/01/2010 to 12/31/2010	$8.69297	$11.62640	12,981
01/01/2011 to 12/31/2011	$11.62640	$11.28700	14,569
01/01/2012 to 12/31/2012	$11.28700	$12.41265	14,922
01/01/2013 to 12/31/2013	$12.41265	$16.44967	15,992
01/01/2014 to 12/31/2014	$16.44967	$16.74306	16,073
01/01/2015 to 12/31/2015	$16.74306	$16.54363	18,553
01/01/2016 to 12/31/2016	$16.54363	$18.17876	15,045
AST Small-Cap Value Portfolio
01/01/2007 to 12/31/2007	$12.49653	$11.56307	69,073
01/01/2008 to 12/31/2008	$11.56307	$7.96731	96,050
01/01/2009 to 12/31/2009	$7.96731	$9.92002	100,896
01/01/2010 to 12/31/2010	$9.92002	$12.25369	88,868
01/01/2011 to 12/31/2011	$12.25369	$11.29575	81,692
01/01/2012 to 12/31/2012	$11.29575	$13.08511	72,140
01/01/2013 to 12/31/2013	$13.08511	$17.62661	68,000
01/01/2014 to 12/31/2014	$17.62661	$18.19129	55,807
01/01/2015 to 12/31/2015	$18.19129	$17.06585	51,986
01/01/2016 to 12/31/2016	$17.06585	$21.61833	50,546
AST T. Rowe Price Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$11.38999	$11.87148	806,006
01/01/2008 to 12/31/2008	$11.87148	$8.61898	1,103,798
01/01/2009 to 12/31/2009	$8.61898	$10.48975	1,351,433
01/01/2010 to 12/31/2010	$10.48975	$11.47036	1,375,810
01/01/2011 to 12/31/2011	$11.47036	$11.46887	1,177,868
01/01/2012 to 12/31/2012	$11.46887	$12.76116	1,287,000
01/01/2013 to 12/31/2013	$12.76116	$14.61687	1,160,351
01/01/2014 to 12/31/2014	$14.61687	$15.17293	1,124,054
01/01/2015 to 12/31/2015	$15.17293	$14.88160	1,123,720
01/01/2016 to 12/31/2016	$14.88160	$15.69112	1,034,091
AST T. Rowe Price Equity Income Portfolio
01/01/2007 to 12/31/2007	$12.23446	$11.56559	234,374
01/01/2008 to 12/31/2008	$11.56559	$6.58939	185,271
01/01/2009 to 12/31/2009	$6.58939	$7.99756	216,991
01/01/2010 to 12/31/2010	$7.99756	$8.87911	214,785
01/01/2011 to 12/31/2011	$8.87911	$8.56256	210,398
01/01/2012 to 12/31/2012	$8.56256	$9.84254	220,794
01/01/2013 to 12/31/2013	$9.84254	$12.51408	227,485
01/01/2014 to 12/31/2014	$12.51408	$13.18480	219,558
01/01/2015 to 10/16/2015	$13.18480	$12.19311	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$10.44494	$11.08230	57,350
01/01/2008 to 12/31/2008	$11.08230	$6.45716	85,741
01/01/2009 to 12/31/2009	$6.45716	$9.70941	152,809
01/01/2010 to 12/31/2010	$9.70941	$11.02414	123,355
01/01/2011 to 12/31/2011	$11.02414	$10.62508	117,954
01/01/2012 to 12/31/2012	$10.62508	$12.24799	112,648
01/01/2013 to 12/31/2013	$12.24799	$17.29463	102,273
01/01/2014 to 12/31/2014	$17.29463	$18.37052	96,503
01/01/2015 to 12/31/2015	$18.37052	$19.73636	84,773
01/01/2016 to 12/31/2016	$19.73636	$19.87233	80,819
AST T. Rowe Price Natural Resources Portfolio
01/01/2007 to 12/31/2007	$13.29851	$18.31759	35,052
01/01/2008 to 12/31/2008	$18.31759	$8.98133	36,153
01/01/2009 to 12/31/2009	$8.98133	$13.15053	51,255
01/01/2010 to 12/31/2010	$13.15053	$15.52981	52,620
01/01/2011 to 12/31/2011	$15.52981	$12.95425	54,604
01/01/2012 to 12/31/2012	$12.95425	$13.15910	45,331
01/01/2013 to 12/31/2013	$13.15910	$14.88539	33,264
01/01/2014 to 12/31/2014	$14.88539	$13.37329	34,424
01/01/2015 to 12/31/2015	$13.37329	$10.58666	32,782
01/01/2016 to 12/31/2016	$10.58666	$12.93440	40,454
AST Templeton Global Bond Portfolio
01/01/2007 to 12/31/2007	$9.81863	$10.55353	35,653
01/01/2008 to 12/31/2008	$10.55353	$10.09452	53,563
01/01/2009 to 12/31/2009	$10.09452	$11.09557	67,136
01/01/2010 to 12/31/2010	$11.09557	$11.50292	60,985
01/01/2011 to 12/31/2011	$11.50292	$11.74276	72,572
01/01/2012 to 12/31/2012	$11.74276	$12.11361	66,688
01/01/2013 to 12/31/2013	$12.11361	$11.43039	58,257
01/01/2014 to 12/31/2014	$11.43039	$11.26871	49,991
01/01/2015 to 12/31/2015	$11.26871	$10.53756	48,329
01/01/2016 to 12/31/2016	$10.53756	$10.78160	35,665
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
01/01/2007 to 12/31/2007	$12.75305	$12.64902	189,557
01/01/2008 to 12/31/2008	$12.64902	$7.77505	155,958
01/01/2009 to 12/31/2009	$7.77505	$9.01434	156,120
01/01/2010 to 12/31/2010	$9.01434	$9.93724	144,108
01/01/2011 to 12/31/2011	$9.93724	$9.69471	143,677
01/01/2012 to 12/31/2012	$9.69471	$10.77810	135,757
01/01/2013 to 12/31/2013	$10.77810	$14.22606	132,909
01/01/2014 to 12/31/2014	$14.22606	$14.16445	131,096
01/01/2015 to 12/31/2015	$14.16445	$13.04459	128,834
01/01/2016 to 12/31/2016	$13.04459	$13.57314	126,529
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.56440	$11.64848	15,255
01/01/2008 to 12/31/2008	$11.64848	$7.06599	20,070
01/01/2009 to 12/31/2009	$7.06599	$9.62124	20,667
01/01/2010 to 12/31/2010	$9.62124	$11.65953	22,107
01/01/2011 to 12/31/2011	$11.65953	$11.03672	14,167
01/01/2012 to 12/31/2012	$11.03672	$12.81203	10,373
01/01/2013 to 12/31/2013	$12.81203	$16.63249	9,196
01/01/2014 to 12/31/2014	$16.63249	$18.74732	1,694
01/01/2015 to 12/31/2015	$18.74732	$17.16504	1,416
01/01/2016 to 12/31/2016	$17.16504	$19.18456	2,429

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Wellington Management Hedged Equity Portfolio
01/01/2007 to 12/31/2007	$11.33625	$12.17518	521,702
01/01/2008 to 12/31/2008	$12.17518	$6.88390	601,776
01/01/2009 to 12/31/2009	$6.88390	$8.66769	690,320
01/01/2010 to 12/31/2010	$8.66769	$9.74160	635,594
01/01/2011 to 12/31/2011	$9.74160	$9.22075	597,446
01/01/2012 to 12/31/2012	$9.22075	$10.03476	628,595
01/01/2013 to 12/31/2013	$10.03476	$11.85510	616,561
01/01/2014 to 12/31/2014	$11.85510	$12.26244	614,396
01/01/2015 to 12/31/2015	$12.26244	$11.94590	594,254
01/01/2016 to 12/31/2016	$11.94590	$12.47643	540,510
AST Western Asset Core Plus Bond Portfolio
11/19/2007* to 12/31/2007	$9.99837	$9.97564	2,546
01/01/2008 to 12/31/2008	$9.97564	$9.27033	23,162
01/01/2009 to 12/31/2009	$9.27033	$10.14552	108,478
01/01/2010 to 12/31/2010	$10.14552	$10.72220	115,585
01/01/2011 to 12/31/2011	$10.72220	$11.14563	109,867
01/01/2012 to 12/31/2012	$11.14563	$11.78482	126,306
01/01/2013 to 12/31/2013	$11.78482	$11.38119	128,979
01/01/2014 to 12/31/2014	$11.38119	$11.96112	141,441
01/01/2015 to 12/31/2015	$11.96112	$11.87155	121,362
01/01/2016 to 12/31/2016	$11.87155	$12.23875	104,781
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07802	$6.62871	307,539
01/01/2009 to 12/31/2009	$6.62871	$8.45254	930,415
01/01/2010 to 12/31/2010	$8.45254	$9.13538	1,007,771
01/01/2011 to 12/31/2011	$9.13538	$8.80688	732,911
01/01/2012 to 09/21/2012	$8.80688	$9.84396	0
ProFund VP Consumer Goods Portfolio
05/01/2008* to 12/31/2008	$10.08890	$7.65475	1,158
01/01/2009 to 12/31/2009	$7.65475	$9.12312	2,135
01/01/2010 to 12/31/2010	$9.12312	$10.49725	3,003
01/01/2011 to 12/31/2011	$10.49725	$11.00661	1,842
01/01/2012 to 12/31/2012	$11.00661	$11.96205	2,003
01/01/2013 to 12/31/2013	$11.96205	$15.06423	1,035
01/01/2014 to 12/31/2014	$15.06423	$16.27930	997
01/01/2015 to 12/31/2015	$16.27930	$16.62452	770
01/01/2016 to 12/31/2016	$16.62452	$16.87689	851
ProFund VP Consumer Services
05/01/2008* to 12/31/2008	$10.26792	$7.02706	1,103
01/01/2009 to 12/31/2009	$7.02706	$9.01147	1,000
01/01/2010 to 12/31/2010	$9.01147	$10.72454	900
01/01/2011 to 12/31/2011	$10.72454	$11.09282	674
01/01/2012 to 12/31/2012	$11.09282	$13.27826	766
01/01/2013 to 12/31/2013	$13.27826	$18.20822	1,951
01/01/2014 to 12/31/2014	$18.20822	$20.07562	635
01/01/2015 to 12/31/2015	$20.07562	$20.60484	378
01/01/2016 to 12/31/2016	$20.60484	$21.04740	253

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ProFund VP Financials
05/01/2008* to 12/31/2008	$10.38561	$5.26042	12,847
01/01/2009 to 12/31/2009	$5.26042	$5.93128	17,604
01/01/2010 to 12/31/2010	$5.93128	$6.45064	14,971
01/01/2011 to 12/31/2011	$6.45064	$5.44948	12,654
01/01/2012 to 12/31/2012	$5.44948	$6.66350	6,613
01/01/2013 to 12/31/2013	$6.66350	$8.62843	5,986
01/01/2014 to 12/31/2014	$8.62843	$9.55186	4,647
01/01/2015 to 12/31/2015	$9.55186	$9.22457	4,870
01/01/2016 to 12/31/2016	$9.22457	$10.42967	5,472
ProFund VP Health Care
05/01/2008* to 12/31/2008	$10.15183	$8.31798	2,661
01/01/2009 to 12/31/2009	$8.31798	$9.74975	5,709
01/01/2010 to 12/31/2010	$9.74975	$9.83044	5,851
01/01/2011 to 12/31/2011	$9.83044	$10.61260	7,507
01/01/2012 to 12/31/2012	$10.61260	$12.21490	5,736
01/01/2013 to 12/31/2013	$12.21490	$16.73671	4,282
01/01/2014 to 12/31/2014	$16.73671	$20.29730	5,025
01/01/2015 to 12/31/2015	$20.29730	$20.89886	3,751
01/01/2016 to 12/31/2016	$20.89886	$19.65962	3,547
ProFund VP Industrials
05/01/2008* to 12/31/2008	$10.16534	$6.08351	0
01/01/2009 to 12/31/2009	$6.08351	$7.40148	1,667
01/01/2010 to 12/31/2010	$7.40148	$8.97973	2,459
01/01/2011 to 12/31/2011	$8.97973	$8.64675	1,646
01/01/2012 to 12/31/2012	$8.64675	$9.81615	1,636
01/01/2013 to 12/31/2013	$9.81615	$13.29885	1,626
01/01/2014 to 12/31/2014	$13.29885	$13.76524	0
01/01/2015 to 12/31/2015	$13.76524	$13.03372	0
01/01/2016 to 12/31/2016	$13.03372	$15.02100	19
ProFund VP Large-Cap Growth
05/01/2008* to 12/31/2008	$10.11057	$6.70176	302
01/01/2009 to 12/31/2009	$6.70176	$8.52396	1,727
01/01/2010 to 12/31/2010	$8.52396	$9.45874	1,687
01/01/2011 to 12/31/2011	$9.45874	$9.56388	1,608
01/01/2012 to 12/31/2012	$9.56388	$10.56848	1,262
01/01/2013 to 12/31/2013	$10.56848	$13.53866	1,091
01/01/2014 to 12/31/2014	$13.53866	$14.98899	11,193
01/01/2015 to 12/31/2015	$14.98899	$15.24711	917
01/01/2016 to 12/31/2016	$15.24711	$15.69859	920
ProFund VP Large-Cap Value
05/01/2008* to 12/31/2008	$10.24135	$6.25789	1,046
01/01/2009 to 12/31/2009	$6.25789	$7.32945	1,462
01/01/2010 to 12/31/2010	$7.32945	$8.11227	1,472
01/01/2011 to 12/31/2011	$8.11227	$7.85180	1,461
01/01/2012 to 12/31/2012	$7.85180	$8.88451	1,433
01/01/2013 to 12/31/2013	$8.88451	$11.31411	1,361
01/01/2014 to 12/31/2014	$11.31411	$12.25415	1,347
01/01/2015 to 12/31/2015	$12.25415	$11.44496	1,127
01/01/2016 to 12/31/2016	$11.44496	$12.95256	1,901

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ProFund VP Mid-Cap Growth
05/01/2008* to 12/31/2008	$10.07235	$6.18606	1,298
01/01/2009 to 12/31/2009	$6.18606	$8.38860	1,054
01/01/2010 to 12/31/2010	$8.38860	$10.56135	1,064
01/01/2011 to 12/31/2011	$10.56135	$10.05492	3,049
01/01/2012 to 12/31/2012	$10.05492	$11.37355	1,454
01/01/2013 to 12/31/2013	$11.37355	$14.55432	1,263
01/01/2014 to 12/31/2014	$14.55432	$15.10948	1,191
01/01/2015 to 12/31/2015	$15.10948	$14.85516	664
01/01/2016 to 12/31/2016	$14.85516	$16.43994	774
ProFund VP Mid-Cap Value
05/01/2008* to 12/31/2008	$10.18832	$6.44994	1,256
01/01/2009 to 12/31/2009	$6.44994	$8.27567	3,554
01/01/2010 to 12/31/2010	$8.27567	$9.77276	3,342
01/01/2011 to 12/31/2011	$9.77276	$9.20548	3,220
01/01/2012 to 12/31/2012	$9.20548	$10.51952	3,207
01/01/2013 to 12/31/2013	$10.51952	$13.63000	882
01/01/2014 to 12/31/2014	$13.63000	$14.72382	832
01/01/2015 to 12/31/2015	$14.72382	$13.24778	646
01/01/2016 to 12/31/2016	$13.24778	$16.15020	749
ProFund VP Real Estate
05/01/2008* to 12/31/2008	$10.25882	$5.50600	71
01/01/2009 to 12/31/2009	$5.50600	$6.90396	2,425
01/01/2010 to 12/31/2010	$6.90396	$8.44004	3,239
01/01/2011 to 12/31/2011	$8.44004	$8.66786	2,342
01/01/2012 to 12/31/2012	$8.66786	$9.95672	4,456
01/01/2013 to 12/31/2013	$9.95672	$9.77041	4,359
01/01/2014 to 12/31/2014	$9.77041	$11.97520	3,735
01/01/2015 to 12/31/2015	$11.97520	$11.77842	3,534
01/01/2016 to 12/31/2016	$11.77842	$12.20916	1,183
ProFund VP Small-Cap Growth
05/01/2008* to 12/31/2008	$10.11347	$6.79469	2,367
01/01/2009 to 12/31/2009	$6.79469	$8.40472	4,255
01/01/2010 to 12/31/2010	$8.40472	$10.35978	4,281
01/01/2011 to 12/31/2011	$10.35978	$10.28708	4,140
01/01/2012 to 12/31/2012	$10.28708	$11.34379	2,435
01/01/2013 to 12/31/2013	$11.34379	$15.61738	2,423
01/01/2014 to 12/31/2014	$15.61738	$15.64381	2,340
01/01/2015 to 12/31/2015	$15.64381	$15.51696	1,077
01/01/2016 to 12/31/2016	$15.51696	$18.29176	1,169
ProFund VP Small-Cap Value
05/01/2008* to 12/31/2008	$10.22847	$7.16334	0
01/01/2009 to 12/31/2009	$7.16334	$8.45568	1,966
01/01/2010 to 12/31/2010	$8.45568	$10.12223	713
01/01/2011 to 12/31/2011	$10.12223	$9.51684	713
01/01/2012 to 12/31/2012	$9.51684	$10.83731	713
01/01/2013 to 12/31/2013	$10.83731	$14.62787	713
01/01/2014 to 12/31/2014	$14.62787	$15.17487	481
01/01/2015 to 12/31/2015	$15.17487	$13.64566	481
01/01/2016 to 12/31/2016	$13.64566	$17.22862	1,131

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ProFund VP Telecommunications
05/01/2008* to 12/31/2008	$10.27804	$7.25268	1,447
01/01/2009 to 12/31/2009	$7.25268	$7.63087	3,241
01/01/2010 to 12/31/2010	$7.63087	$8.65491	3,328
01/01/2011 to 12/31/2011	$8.65491	$8.64401	3,290
01/01/2012 to 12/31/2012	$8.64401	$9.87396	3,187
01/01/2013 to 12/31/2013	$9.87396	$10.84864	1,855
01/01/2014 to 12/31/2014	$10.84864	$10.69603	1,808
01/01/2015 to 12/31/2015	$10.69603	$10.64595	1,759
01/01/2016 to 12/31/2016	$10.64595	$12.69829	893
ProFund VP Utilities
05/01/2008* to 12/31/2008	$10.09850	$7.19947	932
01/01/2009 to 12/31/2009	$7.19947	$7.81606	8,169
01/01/2010 to 12/31/2010	$7.81606	$8.11874	8,216
01/01/2011 to 12/31/2011	$8.11874	$9.35362	6,219
01/01/2012 to 12/31/2012	$9.35362	$9.18268	6,325
01/01/2013 to 12/31/2013	$9.18268	$10.20116	3,023
01/01/2014 to 12/31/2014	$10.20116	$12.58990	3,014
01/01/2015 to 12/31/2015	$12.58990	$11.55271	229
01/01/2016 to 12/31/2016	$11.55271	$13.03439	218
*Denotes the start date of these sub-accounts

PREMIER L SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Lifetime Five Income Benefit Only (2.10%) OR Highest Daily Lifetime Five Income Benefit Only (2.10%) OR HD GRO 60 bps (2.10%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.96256	$11.72459	12,892,577
01/01/2008 to 12/31/2008	$11.72459	$7.82811	9,823,779
01/01/2009 to 12/31/2009	$7.82811	$9.53480	9,367,665
01/01/2010 to 12/31/2010	$9.53480	$10.45610	9,094,548
01/01/2011 to 12/31/2011	$10.45610	$9.96902	8,190,643
01/01/2012 to 12/31/2012	$9.96902	$10.99065	7,386,371
01/01/2013 to 12/31/2013	$10.99065	$11.83821	6,636,289
01/01/2014 to 12/31/2014	$11.83821	$12.03742	6,061,147
01/01/2015 to 12/31/2015	$12.03742	$11.41023	5,374,065
01/01/2016 to 12/31/2016	$11.41023	$11.88411	4,708,785
AST Advanced Strategies Portfolio
01/01/2007 to 12/31/2007	$10.62496	$11.39463	4,907,526
01/01/2008 to 12/31/2008	$11.39463	$7.83393	2,975,760
01/01/2009 to 12/31/2009	$7.83393	$9.68309	3,050,377
01/01/2010 to 12/31/2010	$9.68309	$10.78380	3,171,468
01/01/2011 to 12/31/2011	$10.78380	$10.57416	2,560,562
01/01/2012 to 12/31/2012	$10.57416	$11.76991	2,460,759
01/01/2013 to 12/31/2013	$11.76991	$13.43650	2,320,015
01/01/2014 to 12/31/2014	$13.43650	$13.96394	2,010,284
01/01/2015 to 12/31/2015	$13.96394	$13.78651	1,853,738
01/01/2016 to 12/31/2016	$13.78651	$14.46318	1,656,964
AST American Century Income & Growth Portfolio
01/01/2007 to 12/31/2007	$11.78602	$11.53005	0
01/01/2008 to 12/31/2008	$11.53005	$7.36892	0
01/01/2009 to 12/31/2009	$7.36892	$8.50008	1,901
01/01/2010 to 12/31/2010	$8.50008	$9.47802	2,171
01/01/2011 to 12/31/2011	$9.47802	$9.61485	1,503
01/01/2012 to 05/04/2012	$9.61485	$10.43222	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99829	$11.60445	0
01/01/2014 to 12/31/2014	$11.60445	$12.86266	0
01/01/2015 to 12/31/2015	$12.86266	$12.81561	0
01/01/2016 to 12/31/2016	$12.81561	$13.89616	0
AST Balanced Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.85494	$11.59528	4,054,872
01/01/2008 to 12/31/2008	$11.59528	$8.09712	4,180,159
01/01/2009 to 12/31/2009	$8.09712	$9.77820	9,710,092
01/01/2010 to 12/31/2010	$9.77820	$10.75644	8,950,075
01/01/2011 to 12/31/2011	$10.75644	$10.40750	8,234,574
01/01/2012 to 12/31/2012	$10.40750	$11.46480	7,583,863
01/01/2013 to 12/31/2013	$11.46480	$13.21068	6,826,687
01/01/2014 to 12/31/2014	$13.21068	$13.78283	6,053,136
01/01/2015 to 12/31/2015	$13.78283	$13.56359	5,513,932
01/01/2016 to 12/31/2016	$13.56359	$14.12196	4,954,722

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99772	$9.14094	5,393,786
01/01/2012 to 12/31/2012	$9.14094	$10.01761	4,663,173
01/01/2013 to 12/31/2013	$10.01761	$10.87643	4,389,643
01/01/2014 to 12/31/2014	$10.87643	$11.17417	4,034,452
01/01/2015 to 12/31/2015	$11.17417	$10.61583	3,637,934
01/01/2016 to 12/31/2016	$10.61583	$11.12173	3,322,469
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99829	$10.47054	688
01/01/2014 to 12/31/2014	$10.47054	$10.62217	4,297
01/01/2015 to 12/31/2015	$10.62217	$10.43202	8,492
01/01/2016 to 12/31/2016	$10.43202	$10.86653	8,131
AST BlackRock Low Duration Bond Portfolio
01/01/2007 to 12/31/2007	$10.19107	$10.65907	0
01/01/2008 to 12/31/2008	$10.65907	$10.55615	0
01/01/2009 to 12/31/2009	$10.55615	$11.39668	177
01/01/2010 to 12/31/2010	$11.39668	$11.59752	152
01/01/2011 to 12/31/2011	$11.59752	$11.61472	199
01/01/2012 to 12/31/2012	$11.61472	$11.90963	186
01/01/2013 to 12/31/2013	$11.90963	$11.41093	0
01/01/2014 to 12/31/2014	$11.41093	$11.16527	0
01/01/2015 to 12/31/2015	$11.16527	$10.98841	0
01/01/2016 to 12/31/2016	$10.98841	$10.93911	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2007 to 12/31/2007	$10.27495	$10.89859	0
01/01/2008 to 12/31/2008	$10.89859	$10.43321	0
01/01/2009 to 12/31/2009	$10.43321	$11.90738	32,550
01/01/2010 to 12/31/2010	$11.90738	$12.56259	32,032
01/01/2011 to 12/31/2011	$12.56259	$12.69567	13,388
01/01/2012 to 12/31/2012	$12.69567	$13.59329	15,298
01/01/2013 to 12/31/2013	$13.59329	$13.06915	4,304
01/01/2014 to 12/31/2014	$13.06915	$13.34194	7,362
01/01/2015 to 12/31/2015	$13.34194	$12.79195	3,729
01/01/2016 to 12/31/2016	$12.79195	$13.05920	1,211
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$9.99886	$9.35356	0
01/01/2010 to 12/31/2010	$9.35356	$10.13009	0
01/01/2011 to 12/31/2011	$10.13009	$10.87842	0
01/01/2012 to 12/31/2012	$10.87842	$11.09802	0
01/01/2013 to 12/31/2013	$11.09802	$10.79490	0
01/01/2014 to 12/31/2014	$10.79490	$10.62178	0
01/01/2015 to 12/31/2015	$10.62178	$10.37931	0
01/01/2016 to 12/31/2016	$10.37931	$10.21315	0
AST Bond Portfolio 2018
01/28/2008* to 12/31/2008	$9.99830	$12.00560	0
01/01/2009 to 12/31/2009	$12.00560	$11.04716	0
01/01/2010 to 12/31/2010	$11.04716	$12.03026	0
01/01/2011 to 12/31/2011	$12.03026	$13.38327	0
01/01/2012 to 12/31/2012	$13.38327	$13.85687	0
01/01/2013 to 12/31/2013	$13.85687	$13.14522	0
01/01/2014 to 12/31/2014	$13.14522	$13.21761	0
01/01/2015 to 12/31/2015	$13.21761	$13.05071	0
01/01/2016 to 12/31/2016	$13.05071	$12.98841	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2019
01/28/2008* to 12/31/2008	$9.99830	$12.07427	0
01/01/2009 to 12/31/2009	$12.07427	$10.91522	0
01/01/2010 to 12/31/2010	$10.91522	$11.90528	0
01/01/2011 to 12/31/2011	$11.90528	$13.52335	0
01/01/2012 to 12/31/2012	$13.52335	$14.02085	0
01/01/2013 to 12/31/2013	$14.02085	$13.06896	0
01/01/2014 to 12/31/2014	$13.06896	$13.34595	0
01/01/2015 to 12/31/2015	$13.34595	$13.21140	0
01/01/2016 to 12/31/2016	$13.21140	$13.12748	0
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99886	$8.76579	0
01/01/2010 to 12/31/2010	$8.76579	$9.60243	49,555
01/01/2011 to 12/31/2011	$9.60243	$11.16178	650
01/01/2012 to 12/31/2012	$11.16178	$11.62262	0
01/01/2013 to 12/31/2013	$11.62262	$10.64181	0
01/01/2014 to 12/31/2014	$10.64181	$11.06489	0
01/01/2015 to 12/31/2015	$11.06489	$11.00279	0
01/01/2016 to 12/31/2016	$11.00279	$10.98783	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99772	$10.97956	59,475
01/01/2011 to 12/31/2011	$10.97956	$12.93718	405,546
01/01/2012 to 12/31/2012	$12.93718	$13.53150	146,919
01/01/2013 to 12/31/2013	$13.53150	$12.32531	0
01/01/2014 to 12/31/2014	$12.32531	$12.99903	0
01/01/2015 to 12/31/2015	$12.99903	$12.95877	0
01/01/2016 to 12/31/2016	$12.95877	$12.95100	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99829	$11.98927	186,514
01/01/2012 to 12/31/2012	$11.98927	$12.42891	230,023
01/01/2013 to 12/31/2013	$12.42891	$10.98697	0
01/01/2014 to 12/31/2014	$10.98697	$11.87687	0
01/01/2015 to 12/31/2015	$11.87687	$11.87638	0
01/01/2016 to 12/31/2016	$11.87638	$11.84514	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99773	$10.37175	147,460
01/01/2013 to 12/31/2013	$10.37175	$9.12226	588,698
01/01/2014 to 12/31/2014	$9.12226	$10.06206	196,081
01/01/2015 to 12/31/2015	$10.06206	$10.12194	60,877
01/01/2016 to 12/31/2016	$10.12194	$10.10372	43,498
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99886	$8.72663	390,795
01/01/2014 to 12/31/2014	$8.72663	$9.79423	194,284
01/01/2015 to 12/31/2015	$9.79423	$9.86530	0
01/01/2016 to 12/31/2016	$9.86530	$9.84699	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99886	$11.27345	42,537
01/01/2015 to 12/31/2015	$11.27345	$11.26217	227,034
01/01/2016 to 12/31/2016	$11.26217	$11.30362	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99886	$9.91185	84,772
01/01/2016 to 12/31/2016	$9.91185	$9.91004	257,190
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99773	$9.85367	138,017

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14506	$10.29482	0
01/01/2010 to 12/31/2010	$10.29482	$11.46695	3,538
01/01/2011 to 12/31/2011	$11.46695	$10.57191	0
01/01/2012 to 12/31/2012	$10.57191	$11.72442	0
01/01/2013 to 12/31/2013	$11.72442	$15.09252	0
01/01/2014 to 12/31/2014	$15.09252	$16.29953	0
01/01/2015 to 12/31/2015	$16.29953	$15.20359	0
01/01/2016 to 12/31/2016	$15.20359	$16.93837	0
AST Capital Growth Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$11.13864	$11.96972	19,352,529
01/01/2008 to 12/31/2008	$11.96972	$7.62723	12,898,134
01/01/2009 to 12/31/2009	$7.62723	$9.36253	12,630,803
01/01/2010 to 12/31/2010	$9.36253	$10.39654	12,177,411
01/01/2011 to 12/31/2011	$10.39654	$9.93585	11,097,830
01/01/2012 to 12/31/2012	$9.93585	$11.06664	10,445,023
01/01/2013 to 12/31/2013	$11.06664	$13.29740	9,936,825
01/01/2014 to 12/31/2014	$13.29740	$13.93497	9,248,387
01/01/2015 to 12/31/2015	$13.93497	$13.72108	8,340,415
01/01/2016 to 12/31/2016	$13.72108	$14.35830	7,743,962
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99829	$11.62173	0
01/01/2014 to 12/31/2014	$11.62173	$12.93188	505
01/01/2015 to 12/31/2015	$12.93188	$12.21352	0
01/01/2016 to 12/31/2016	$12.21352	$13.74454	0
AST Cohen & Steers Realty Portfolio
01/01/2007 to 12/31/2007	$16.03849	$12.57515	0
01/01/2008 to 12/31/2008	$12.57515	$7.99901	0
01/01/2009 to 12/31/2009	$7.99901	$10.33588	2,453
01/01/2010 to 12/31/2010	$10.33588	$13.02810	2,476
01/01/2011 to 12/31/2011	$13.02810	$13.60150	1,614
01/01/2012 to 12/31/2012	$13.60150	$15.36585	2,108
01/01/2013 to 12/31/2013	$15.36585	$15.52133	228
01/01/2014 to 12/31/2014	$15.52133	$19.90176	678
01/01/2015 to 12/31/2015	$19.90176	$20.43665	140
01/01/2016 to 12/31/2016	$20.43665	$20.98115	70
AST DeAm Small-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.72822	$9.44487	0
01/01/2008 to 07/18/2008	$9.44487	$8.63406	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99829	$9.66203	0
01/01/2014 to 12/31/2014	$9.66203	$9.94616	10,593
01/01/2015 to 12/31/2015	$9.94616	$9.73210	29,779
01/01/2016 to 12/31/2016	$9.73210	$9.96790	67,000
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10349	$7.48594	3,796
01/01/2009 to 12/31/2009	$7.48594	$8.88862	74,679
01/01/2010 to 12/31/2010	$8.88862	$9.86581	66,105
01/01/2011 to 12/31/2011	$9.86581	$9.42431	43,290
01/01/2012 to 12/31/2012	$9.42431	$10.48872	36,149
01/01/2013 to 12/31/2013	$10.48872	$12.24792	93,004
01/01/2014 to 12/31/2014	$12.24792	$12.68202	40,573
01/01/2015 to 10/16/2015	$12.68202	$12.60919	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST FI Pyramis® Quantitative Portfolio
01/01/2007 to 12/31/2007	$10.54620	$11.21183	2,178,272
01/01/2008 to 12/31/2008	$11.21183	$7.19391	1,294,066
01/01/2009 to 12/31/2009	$7.19391	$8.72643	1,329,405
01/01/2010 to 12/31/2010	$8.72643	$9.77460	1,434,879
01/01/2011 to 12/31/2011	$9.77460	$9.42980	1,304,429
01/01/2012 to 12/31/2012	$9.42980	$10.21781	1,451,133
01/01/2013 to 12/31/2013	$10.21781	$11.48490	1,315,731
01/01/2014 to 12/31/2014	$11.48490	$11.60311	1,105,490
01/01/2015 to 12/31/2015	$11.60311	$11.47701	1,004,391
01/01/2016 to 12/31/2016	$11.47701	$11.71956	878,383
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99830	$7.45903	3,068
01/01/2009 to 11/13/2009	$7.45903	$8.31266	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99830	$10.71807	133,480
01/01/2013 to 12/31/2013	$10.71807	$13.06664	100,688
01/01/2014 to 12/31/2014	$13.06664	$13.20457	111,980
01/01/2015 to 10/16/2015	$13.20457	$12.61095	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99829	$10.78599	18,495
01/01/2014 to 12/31/2014	$10.78599	$10.83448	49,022
01/01/2015 to 10/16/2015	$10.83448	$10.30782	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17497	$6.10196	0
01/01/2009 to 12/31/2009	$6.10196	$8.07411	721
01/01/2010 to 12/31/2010	$8.07411	$9.50539	646
01/01/2011 to 12/31/2011	$9.50539	$8.84098	334
01/01/2012 to 12/31/2012	$8.84098	$10.97977	378
01/01/2013 to 12/31/2013	$10.97977	$11.22143	87
01/01/2014 to 12/31/2014	$11.22143	$12.52097	358
01/01/2015 to 12/31/2015	$12.52097	$12.25238	0
01/01/2016 to 12/31/2016	$12.25238	$12.10839	0
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2007 to 12/31/2007	$11.55044	$12.89443	0
01/01/2008 to 12/31/2008	$12.89443	$7.54319	0
01/01/2009 to 12/31/2009	$7.54319	$11.03769	3,688
01/01/2010 to 12/31/2010	$11.03769	$11.92291	4,970
01/01/2011 to 12/31/2011	$11.92291	$11.21585	2,320
01/01/2012 to 12/31/2012	$11.21585	$13.15596	2,442
01/01/2013 to 12/31/2013	$13.15596	$16.71752	953
01/01/2014 to 02/07/2014	$16.71752	$16.43911	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.75065	$12.09783	0
01/01/2008 to 12/31/2008	$12.09783	$7.02744	0
01/01/2009 to 12/31/2009	$7.02744	$8.20364	2,275
01/01/2010 to 12/31/2010	$8.20364	$9.07038	2,833
01/01/2011 to 12/31/2011	$9.07038	$8.39373	1,237
01/01/2012 to 12/31/2012	$8.39373	$9.83764	1,822
01/01/2013 to 12/31/2013	$9.83764	$12.86734	626
01/01/2014 to 12/31/2014	$12.86734	$14.25765	1,646
01/01/2015 to 12/31/2015	$14.25765	$13.31904	1,123
01/01/2016 to 12/31/2016	$13.31904	$14.55128	377

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$10.97316	$12.82556	0
01/01/2008 to 12/31/2008	$12.82556	$7.43719	0
01/01/2009 to 12/31/2009	$7.43719	$11.44320	4,272
01/01/2010 to 12/31/2010	$11.44320	$13.42997	3,566
01/01/2011 to 12/31/2011	$13.42997	$12.76247	1,765
01/01/2012 to 12/31/2012	$12.76247	$14.95130	2,205
01/01/2013 to 12/31/2013	$14.95130	$19.35785	853
01/01/2014 to 12/31/2014	$19.35785	$21.14527	1,215
01/01/2015 to 12/31/2015	$21.14527	$19.53282	1,214
01/01/2016 to 12/31/2016	$19.53282	$19.44653	256
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08916	$7.59473	34,121
01/01/2009 to 12/31/2009	$7.59473	$9.17789	103,859
01/01/2010 to 12/31/2010	$9.17789	$10.03174	69,784
01/01/2011 to 12/31/2011	$10.03174	$9.77586	45,092
01/01/2012 to 12/31/2012	$9.77586	$10.54431	44,970
01/01/2013 to 12/31/2013	$10.54431	$11.34169	21,520
01/01/2014 to 12/31/2014	$11.34169	$11.55729	21,879
01/01/2015 to 12/31/2015	$11.55729	$11.21656	26,655
01/01/2016 to 12/31/2016	$11.21656	$11.56375	22,519
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03318	$7.62514	0
01/01/2009 to 12/31/2009	$7.62514	$9.47334	12,926
01/01/2010 to 12/31/2010	$9.47334	$11.76216	10,343
01/01/2011 to 12/31/2011	$11.76216	$11.67054	5,153
01/01/2012 to 12/31/2012	$11.67054	$13.22351	7,138
01/01/2013 to 12/31/2013	$13.22351	$17.97855	687
01/01/2014 to 12/31/2014	$17.97855	$18.87619	953
01/01/2015 to 12/31/2015	$18.87619	$17.47208	393
01/01/2016 to 12/31/2016	$17.47208	$21.27432	211
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
01/01/2007 to 12/31/2007	$10.18121	$10.45961	0
01/01/2008 to 12/31/2008	$10.45961	$10.50151	0
01/01/2009 to 12/31/2009	$10.50151	$10.31087	4,405
01/01/2010 to 12/31/2010	$10.31087	$10.10136	1,122
01/01/2011 to 12/31/2011	$10.10136	$9.89610	294
01/01/2012 to 12/31/2012	$9.89610	$9.69320	293
01/01/2013 to 12/31/2013	$9.69320	$9.49385	146
01/01/2014 to 12/31/2014	$9.49385	$9.29857	0
01/01/2015 to 12/31/2015	$9.29857	$9.10725	0
01/01/2016 to 12/31/2016	$9.10725	$8.92039	0
AST High Yield Portfolio
01/01/2007 to 12/31/2007	$10.61807	$10.65661	0
01/01/2008 to 12/31/2008	$10.65661	$7.77122	0
01/01/2009 to 12/31/2009	$7.77122	$10.31751	1,678
01/01/2010 to 12/31/2010	$10.31751	$11.46953	1,609
01/01/2011 to 12/31/2011	$11.46953	$11.59051	824
01/01/2012 to 12/31/2012	$11.59051	$12.92677	647
01/01/2013 to 12/31/2013	$12.92677	$13.56992	60
01/01/2014 to 12/31/2014	$13.56992	$13.63079	268
01/01/2015 to 12/31/2015	$13.63079	$12.87463	0
01/01/2016 to 12/31/2016	$12.87463	$14.55201	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
01/01/2007 to 12/31/2007	$12.20570	$11.59635	0
01/01/2008 to 12/31/2008	$11.59635	$6.64525	0
01/01/2009 to 12/31/2009	$6.64525	$7.77344	4,674
01/01/2010 to 12/31/2010	$7.77344	$8.61549	3,363
01/01/2011 to 12/31/2011	$8.61549	$8.08549	2,009
01/01/2012 to 12/31/2012	$8.08549	$9.25614	2,215
01/01/2013 to 12/31/2013	$9.25614	$12.67955	0
01/01/2014 to 12/31/2014	$12.67955	$14.12596	0
01/01/2015 to 12/31/2015	$14.12596	$12.75117	0
01/01/2016 to 12/31/2016	$12.75117	$14.97305	0
AST International Growth Portfolio
01/01/2007 to 12/31/2007	$10.57717	$12.33211	0
01/01/2008 to 12/31/2008	$12.33211	$6.01096	0
01/01/2009 to 12/31/2009	$6.01096	$7.96493	8,915
01/01/2010 to 12/31/2010	$7.96493	$8.93213	7,479
01/01/2011 to 12/31/2011	$8.93213	$7.61791	3,562
01/01/2012 to 12/31/2012	$7.61791	$8.98064	5,175
01/01/2013 to 12/31/2013	$8.98064	$10.47211	146
01/01/2014 to 12/31/2014	$10.47211	$9.68999	320
01/01/2015 to 12/31/2015	$9.68999	$9.78946	160
01/01/2016 to 12/31/2016	$9.78946	$9.22632	0
AST International Value Portfolio
01/01/2007 to 12/31/2007	$10.83950	$12.50545	0
01/01/2008 to 12/31/2008	$12.50545	$6.85844	0
01/01/2009 to 12/31/2009	$6.85844	$8.76614	8,602
01/01/2010 to 12/31/2010	$8.76614	$9.53741	6,994
01/01/2011 to 12/31/2011	$9.53741	$8.16907	3,301
01/01/2012 to 12/31/2012	$8.16907	$9.33514	4,830
01/01/2013 to 12/31/2013	$9.33514	$10.92299	261
01/01/2014 to 12/31/2014	$10.92299	$9.98112	571
01/01/2015 to 12/31/2015	$9.98112	$9.85571	287
01/01/2016 to 12/31/2016	$9.85571	$9.70954	0
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11168	$7.11981	18,527
01/01/2009 to 12/31/2009	$7.11981	$8.83303	45,249
01/01/2010 to 12/31/2010	$8.83303	$9.84678	71,633
01/01/2011 to 12/31/2011	$9.84678	$9.58958	76,943
01/01/2012 to 12/31/2012	$9.58958	$10.66782	73,666
01/01/2013 to 12/31/2013	$10.66782	$12.14959	68,093
01/01/2014 to 12/31/2014	$12.14959	$12.65695	55,809
01/01/2015 to 12/31/2015	$12.65695	$12.26671	51,284
01/01/2016 to 12/31/2016	$12.26671	$12.64179	44,545
AST J.P. Morgan International Equity Portfolio
01/01/2007 to 12/31/2007	$12.76794	$13.68437	0
01/01/2008 to 12/31/2008	$13.68437	$7.85645	0
01/01/2009 to 12/31/2009	$7.85645	$10.45584	12,241
01/01/2010 to 12/31/2010	$10.45584	$10.97517	11,771
01/01/2011 to 12/31/2011	$10.97517	$9.76606	5,285
01/01/2012 to 12/31/2012	$9.76606	$11.66046	7,365
01/01/2013 to 12/31/2013	$11.66046	$13.17496	1,206
01/01/2014 to 12/31/2014	$13.17496	$12.08258	1,193
01/01/2015 to 12/31/2015	$12.08258	$11.50325	0
01/01/2016 to 12/31/2016	$11.50325	$11.48475	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2007 to 12/31/2007	$11.52382	$11.50472	414,208
01/01/2008 to 12/31/2008	$11.50472	$9.28305	793,735
01/01/2009 to 12/31/2009	$9.28305	$11.09414	747,584
01/01/2010 to 12/31/2010	$11.09414	$11.66131	685,466
01/01/2011 to 12/31/2011	$11.66131	$11.44852	665,660
01/01/2012 to 12/31/2012	$11.44852	$12.41462	748,161
01/01/2013 to 12/31/2013	$12.41462	$13.50070	707,005
01/01/2014 to 12/31/2014	$13.50070	$13.94341	652,179
01/01/2015 to 12/31/2015	$13.94341	$13.63170	502,625
01/01/2016 to 12/31/2016	$13.63170	$13.86445	420,514
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08368	$10.28503	0
01/01/2010 to 12/31/2010	$10.28503	$11.21345	259
01/01/2011 to 12/31/2011	$11.21345	$11.05588	108
01/01/2012 to 12/31/2012	$11.05588	$12.47267	105
01/01/2013 to 12/31/2013	$12.47267	$16.67447	0
01/01/2014 to 12/31/2014	$16.67447	$17.88370	0
01/01/2015 to 12/31/2015	$17.88370	$19.37861	0
01/01/2016 to 12/31/2016	$19.37861	$18.70295	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$11.41196	$12.84853	0
01/01/2008 to 12/31/2008	$12.84853	$7.08969	0
01/01/2009 to 12/31/2009	$7.08969	$9.01029	6,729
01/01/2010 to 12/31/2010	$9.01029	$10.56815	6,313
01/01/2011 to 12/31/2011	$10.56815	$10.25660	3,198
01/01/2012 to 12/31/2012	$10.25660	$11.27751	4,001
01/01/2013 to 12/31/2013	$11.27751	$15.08966	543
01/01/2014 to 12/31/2014	$15.08966	$16.34435	2,982
01/01/2015 to 12/31/2015	$16.34435	$17.62051	1,493
01/01/2016 to 12/31/2016	$17.62051	$18.22131	481
AST Lord Abbett Core Fixed Income Portfolio
01/01/2007 to 12/31/2007	$10.66276	$11.07795	0
01/01/2008 to 12/31/2008	$11.07795	$8.32703	0
01/01/2009 to 12/31/2009	$8.32703	$10.97791	1,339
01/01/2010 to 12/31/2010	$10.97791	$12.19444	6,502
01/01/2011 to 12/31/2011	$12.19444	$13.15893	3,446
01/01/2012 to 12/31/2012	$13.15893	$13.65206	4,027
01/01/2013 to 12/31/2013	$13.65206	$13.10375	1,075
01/01/2014 to 12/31/2014	$13.10375	$13.65416	3,188
01/01/2015 to 12/31/2015	$13.65416	$13.29519	1,990
01/01/2016 to 12/31/2016	$13.29519	$13.36125	1,045
AST MFS Global Equity Portfolio
01/01/2007 to 12/31/2007	$12.71184	$13.61948	0
01/01/2008 to 12/31/2008	$13.61948	$8.80501	0
01/01/2009 to 12/31/2009	$8.80501	$11.34102	6,474
01/01/2010 to 12/31/2010	$11.34102	$12.44586	5,994
01/01/2011 to 12/31/2011	$12.44586	$11.80835	3,475
01/01/2012 to 12/31/2012	$11.80835	$14.23420	5,282
01/01/2013 to 12/31/2013	$14.23420	$17.79409	801
01/01/2014 to 12/31/2014	$17.79409	$18.06082	1,949
01/01/2015 to 12/31/2015	$18.06082	$17.43014	753
01/01/2016 to 12/31/2016	$17.43014	$18.28664	402

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2007 to 12/31/2007	$11.51619	$12.98213	0
01/01/2008 to 12/31/2008	$12.98213	$8.09894	0
01/01/2009 to 12/31/2009	$8.09894	$9.86031	1,509
01/01/2010 to 12/31/2010	$9.86031	$10.89230	2,578
01/01/2011 to 12/31/2011	$10.89230	$10.60519	1,149
01/01/2012 to 12/31/2012	$10.60519	$12.16130	824
01/01/2013 to 12/31/2013	$12.16130	$16.28339	102
01/01/2014 to 12/31/2014	$16.28339	$17.33759	0
01/01/2015 to 12/31/2015	$17.33759	$18.20849	0
01/01/2016 to 12/31/2016	$18.20849	$18.17571	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99830	$10.18113	0
01/01/2013 to 12/31/2013	$10.18113	$13.41252	0
01/01/2014 to 12/31/2014	$13.41252	$14.47891	0
01/01/2015 to 12/31/2015	$14.47891	$14.07852	0
01/01/2016 to 12/31/2016	$14.07852	$15.64359	0
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02820	$10.06356	0
01/01/2012 to 12/31/2012	$10.06356	$10.33649	0
01/01/2013 to 12/31/2013	$10.33649	$9.83704	0
01/01/2014 to 12/31/2014	$9.83704	$10.13089	0
01/01/2015 to 10/16/2015	$10.13089	$10.07055	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$12.61948	$15.10271	0
01/01/2008 to 12/31/2008	$15.10271	$8.40416	0
01/01/2009 to 12/31/2009	$8.40416	$10.68337	3,443
01/01/2010 to 12/31/2010	$10.68337	$13.46448	3,177
01/01/2011 to 12/31/2011	$13.46448	$13.41030	1,516
01/01/2012 to 12/31/2012	$13.41030	$14.76040	1,985
01/01/2013 to 12/31/2013	$14.76040	$19.17136	605
01/01/2014 to 12/31/2014	$19.17136	$20.26774	1,242
01/01/2015 to 10/16/2015	$20.26774	$20.71527	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$10.84539	$12.60892	0
01/01/2008 to 12/31/2008	$12.60892	$7.09593	0
01/01/2009 to 12/31/2009	$7.09593	$8.51811	1,239
01/01/2010 to 12/31/2010	$8.51811	$10.03388	1,118
01/01/2011 to 04/29/2011	$10.03388	$11.23937	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.76632	$11.88823	0
01/01/2008 to 12/31/2008	$11.88823	$6.72310	0
01/01/2009 to 12/31/2009	$6.72310	$9.26118	7,870
01/01/2010 to 12/31/2010	$9.26118	$11.19660	7,339
01/01/2011 to 12/31/2011	$11.19660	$10.69416	3,534
01/01/2012 to 12/31/2012	$10.69416	$12.26785	4,723
01/01/2013 to 12/31/2013	$12.26785	$17.06311	823
01/01/2014 to 12/31/2014	$17.06311	$19.09368	1,701
01/01/2015 to 12/31/2015	$19.09368	$17.64669	691
01/01/2016 to 12/31/2016	$17.64669	$20.43551	377

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99830	$10.29470	9,180
01/01/2013 to 12/31/2013	$10.29470	$11.99016	32,728
01/01/2014 to 12/31/2014	$11.99016	$12.34700	38,298
01/01/2015 to 12/31/2015	$12.34700	$11.94281	38,159
01/01/2016 to 12/31/2016	$11.94281	$12.20316	34,994
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10104	$5.56343	0
01/01/2009 to 12/31/2009	$5.56343	$9.07348	12,097
01/01/2010 to 12/31/2010	$9.07348	$10.86611	12,160
01/01/2011 to 12/31/2011	$10.86611	$8.48537	5,893
01/01/2012 to 12/31/2012	$8.48537	$9.80073	7,549
01/01/2013 to 12/31/2013	$9.80073	$9.62049	780
01/01/2014 to 12/31/2014	$9.62049	$8.98130	1,503
01/01/2015 to 12/31/2015	$8.98130	$7.32505	229
01/01/2016 to 12/31/2016	$7.32505	$8.06165	145
AST Preservation Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.61053	$11.29724	1,480,087
01/01/2008 to 12/31/2008	$11.29724	$8.90875	2,211,191
01/01/2009 to 12/31/2009	$8.90875	$10.47389	4,970,188
01/01/2010 to 12/31/2010	$10.47389	$11.34306	4,580,661
01/01/2011 to 12/31/2011	$11.34306	$11.22072	4,313,035
01/01/2012 to 12/31/2012	$11.22072	$12.12964	4,239,413
01/01/2013 to 12/31/2013	$12.12964	$12.97458	3,706,704
01/01/2014 to 12/31/2014	$12.97458	$13.44166	3,362,133
01/01/2015 to 12/31/2015	$13.44166	$13.18401	2,834,890
01/01/2016 to 12/31/2016	$13.18401	$13.62692	2,487,117
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01821	$10.06345	0
01/01/2012 to 12/31/2012	$10.06345	$10.55681	0
01/01/2013 to 12/31/2013	$10.55681	$10.10047	0
01/01/2014 to 12/31/2014	$10.10047	$10.49223	0
01/01/2015 to 12/31/2015	$10.49223	$10.24893	0
01/01/2016 to 12/31/2016	$10.24893	$10.46115	0
AST Prudential Growth Allocation Portfolio
01/01/2007 to 12/31/2007	$10.44781	$11.40006	4,097,128
01/01/2008 to 12/31/2008	$11.40006	$6.61982	2,188,204
01/01/2009 to 12/31/2009	$6.61982	$8.16779	2,329,174
01/01/2010 to 12/31/2010	$8.16779	$9.52139	2,553,655
01/01/2011 to 12/31/2011	$9.52139	$8.74633	2,344,114
01/01/2012 to 12/31/2012	$8.74633	$9.67312	2,065,961
01/01/2013 to 12/31/2013	$9.67312	$11.08717	1,911,983
01/01/2014 to 12/31/2014	$11.08717	$11.85788	1,895,731
01/01/2015 to 12/31/2015	$11.85788	$11.54281	1,829,121
01/01/2016 to 12/31/2016	$11.54281	$12.44712	1,745,988
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99829	$11.64391	0
01/01/2014 to 12/31/2014	$11.64391	$13.14256	0
01/01/2015 to 12/31/2015	$13.14256	$13.07086	0
01/01/2016 to 12/31/2016	$13.07086	$14.19239	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2007 to 12/31/2007	$11.43057	$11.42738	0
01/01/2008 to 12/31/2008	$11.42738	$6.85882	0
01/01/2009 to 12/31/2009	$6.85882	$8.18377	0
01/01/2010 to 12/31/2010	$8.18377	$9.22175	0
01/01/2011 to 12/31/2011	$9.22175	$9.34460	0
01/01/2012 to 12/31/2012	$9.34460	$10.87307	0
01/01/2013 to 12/31/2013	$10.87307	$14.10290	0
01/01/2014 to 12/31/2014	$14.10290	$16.19051	404
01/01/2015 to 12/31/2015	$16.19051	$16.34572	0
01/01/2016 to 12/31/2016	$16.34572	$18.38720	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99829	$8.87518	0
01/01/2012 to 12/31/2012	$8.87518	$9.83606	0
01/01/2013 to 12/31/2013	$9.83606	$11.79145	0
01/01/2014 to 12/31/2014	$11.79145	$12.29971	0
01/01/2015 to 12/31/2015	$12.29971	$12.06485	18,572
01/01/2016 to 12/31/2016	$12.06485	$12.56437	18,572
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08098	$7.32618	45,383
01/01/2009 to 12/31/2009	$7.32618	$8.85373	49,189
01/01/2010 to 12/31/2010	$8.85373	$9.70515	57,895
01/01/2011 to 12/31/2011	$9.70515	$9.33306	77,865
01/01/2012 to 12/31/2012	$9.33306	$10.08071	226,318
01/01/2013 to 12/31/2013	$10.08071	$11.10147	243,516
01/01/2014 to 12/31/2014	$11.10147	$11.43195	241,756
01/01/2015 to 12/31/2015	$11.43195	$11.17820	241,478
01/01/2016 to 12/31/2016	$11.17820	$11.47598	209,444
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09916	$6.67900	10,476
01/01/2009 to 12/31/2009	$6.67900	$8.29803	110,839
01/01/2010 to 12/31/2010	$8.29803	$9.29309	192,543
01/01/2011 to 12/31/2011	$9.29309	$8.88479	178,795
01/01/2012 to 12/31/2012	$8.88479	$10.08559	162,530
01/01/2013 to 12/31/2013	$10.08559	$11.66215	98,600
01/01/2014 to 12/31/2014	$11.66215	$12.04284	99,282
01/01/2015 to 12/31/2015	$12.04284	$11.73112	525,627
01/01/2016 to 12/31/2016	$11.73112	$12.27382	458,071
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2007 to 12/31/2007	$11.04245	$11.77871	93,492
01/01/2008 to 12/31/2008	$11.77871	$8.05326	163,069
01/01/2009 to 12/31/2009	$8.05326	$10.04994	294,857
01/01/2010 to 12/31/2010	$10.04994	$11.00596	427,724
01/01/2011 to 12/31/2011	$11.00596	$10.41555	490,692
01/01/2012 to 12/31/2012	$10.41555	$11.33714	412,474
01/01/2013 to 12/31/2013	$11.33714	$12.70300	376,831
01/01/2014 to 12/31/2014	$12.70300	$12.81942	383,407
01/01/2015 to 10/16/2015	$12.81942	$12.42790	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2007 to 12/31/2007	$12.07703	$13.15347	0
01/01/2008 to 12/31/2008	$13.15347	$7.20232	0
01/01/2009 to 12/31/2009	$7.20232	$9.35819	555
01/01/2010 to 12/31/2010	$9.35819	$12.14893	1,009
01/01/2011 to 12/31/2011	$12.14893	$10.33909	921
01/01/2012 to 12/31/2012	$10.33909	$12.15880	1,258
01/01/2013 to 12/31/2013	$12.15880	$16.76899	564
01/01/2014 to 12/31/2014	$16.76899	$17.23549	1,139
01/01/2015 to 12/31/2015	$17.23549	$17.10622	522
01/01/2016 to 12/31/2016	$17.10622	$18.04513	284
AST Small-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$9.88597	$10.37389	0
01/01/2008 to 12/31/2008	$10.37389	$6.60424	0
01/01/2009 to 12/31/2009	$6.60424	$8.66167	8,308
01/01/2010 to 12/31/2010	$8.66167	$11.57313	6,051
01/01/2011 to 12/31/2011	$11.57313	$11.22445	2,839
01/01/2012 to 12/31/2012	$11.22445	$12.33177	4,228
01/01/2013 to 12/31/2013	$12.33177	$16.32652	518
01/01/2014 to 12/31/2014	$16.32652	$16.60132	2,575
01/01/2015 to 12/31/2015	$16.60132	$16.38754	805
01/01/2016 to 12/31/2016	$16.38754	$17.98963	0
AST Small-Cap Value Portfolio
01/01/2007 to 12/31/2007	$12.47456	$11.53147	0
01/01/2008 to 12/31/2008	$11.53147	$7.93778	0
01/01/2009 to 12/31/2009	$7.93778	$9.87372	2,252
01/01/2010 to 12/31/2010	$9.87372	$12.18462	2,149
01/01/2011 to 12/31/2011	$12.18462	$11.22104	1,037
01/01/2012 to 12/31/2012	$11.22104	$12.98572	1,353
01/01/2013 to 12/31/2013	$12.98572	$17.47572	299
01/01/2014 to 12/31/2014	$17.47572	$18.01797	563
01/01/2015 to 12/31/2015	$18.01797	$16.88678	265
01/01/2016 to 12/31/2016	$16.88678	$21.37056	148
AST T. Rowe Price Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$11.36989	$11.83890	1,256,901
01/01/2008 to 12/31/2008	$11.83890	$8.58696	914,501
01/01/2009 to 12/31/2009	$8.58696	$10.44044	1,055,497
01/01/2010 to 12/31/2010	$10.44044	$11.40523	1,156,021
01/01/2011 to 12/31/2011	$11.40523	$11.39261	1,188,479
01/01/2012 to 12/31/2012	$11.39261	$12.66397	1,318,155
01/01/2013 to 12/31/2013	$12.66397	$14.49143	1,330,989
01/01/2014 to 12/31/2014	$14.49143	$15.02799	1,296,206
01/01/2015 to 12/31/2015	$15.02799	$14.72504	1,180,112
01/01/2016 to 12/31/2016	$14.72504	$15.51088	1,220,180
AST T. Rowe Price Equity Income Portfolio
01/01/2007 to 12/31/2007	$12.21281	$11.53367	0
01/01/2008 to 12/31/2008	$11.53367	$6.56465	0
01/01/2009 to 12/31/2009	$6.56465	$7.95961	17,248
01/01/2010 to 12/31/2010	$7.95961	$8.82843	4,194
01/01/2011 to 12/31/2011	$8.82843	$8.50532	2,226
01/01/2012 to 12/31/2012	$8.50532	$9.76716	2,627
01/01/2013 to 12/31/2013	$9.76716	$12.40611	604
01/01/2014 to 12/31/2014	$12.40611	$13.05825	1,329
01/01/2015 to 10/16/2015	$13.05825	$12.06675	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$10.43814	$11.06414	0
01/01/2008 to 12/31/2008	$11.06414	$6.44027	0
01/01/2009 to 12/31/2009	$6.44027	$9.67446	10,658
01/01/2010 to 12/31/2010	$9.67446	$10.97370	9,869
01/01/2011 to 12/31/2011	$10.97370	$10.56605	4,154
01/01/2012 to 12/31/2012	$10.56605	$12.16792	5,520
01/01/2013 to 12/31/2013	$12.16792	$17.16472	1,714
01/01/2014 to 12/31/2014	$17.16472	$18.21468	1,022
01/01/2015 to 12/31/2015	$18.21468	$19.54971	528
01/01/2016 to 12/31/2016	$19.54971	$19.66524	291
AST T. Rowe Price Natural Resources Portfolio
01/01/2007 to 12/31/2007	$13.27510	$18.26734	0
01/01/2008 to 12/31/2008	$18.26734	$8.94784	0
01/01/2009 to 12/31/2009	$8.94784	$13.08863	5,642
01/01/2010 to 12/31/2010	$13.08863	$15.44154	6,147
01/01/2011 to 12/31/2011	$15.44154	$12.86799	3,008
01/01/2012 to 12/31/2012	$12.86799	$13.05869	3,885
01/01/2013 to 12/31/2013	$13.05869	$14.75729	21
01/01/2014 to 12/31/2014	$14.75729	$13.24514	93
01/01/2015 to 12/31/2015	$13.24514	$10.47492	7
01/01/2016 to 12/31/2016	$10.47492	$12.78553	0
AST Templeton Global Bond Portfolio
01/01/2007 to 12/31/2007	$9.80134	$10.52457	0
01/01/2008 to 12/31/2008	$10.52457	$10.05707	0
01/01/2009 to 12/31/2009	$10.05707	$11.04358	1,731
01/01/2010 to 12/31/2010	$11.04358	$11.43770	1,846
01/01/2011 to 12/31/2011	$11.43770	$11.66490	670
01/01/2012 to 12/31/2012	$11.66490	$12.02165	967
01/01/2013 to 12/31/2013	$12.02165	$11.33244	578
01/01/2014 to 12/31/2014	$11.33244	$11.16110	0
01/01/2015 to 12/31/2015	$11.16110	$10.42667	0
01/01/2016 to 12/31/2016	$10.42667	$10.65772	0
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
01/01/2007 to 12/31/2007	$12.73070	$12.61442	0
01/01/2008 to 12/31/2008	$12.61442	$7.74619	0
01/01/2009 to 12/31/2009	$7.74619	$8.97205	5,302
01/01/2010 to 12/31/2010	$8.97205	$9.88094	6,037
01/01/2011 to 12/31/2011	$9.88094	$9.63030	2,370
01/01/2012 to 12/31/2012	$9.63030	$10.69602	3,361
01/01/2013 to 12/31/2013	$10.69602	$14.10381	1,456
01/01/2014 to 12/31/2014	$14.10381	$14.02892	1,058
01/01/2015 to 12/31/2015	$14.02892	$12.90716	547
01/01/2016 to 12/31/2016	$12.90716	$13.41716	301
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.54398	$11.61648	0
01/01/2008 to 12/31/2008	$11.61648	$7.03962	0
01/01/2009 to 12/31/2009	$7.03962	$9.57597	1,794
01/01/2010 to 12/31/2010	$9.57597	$11.59338	1,232
01/01/2011 to 12/31/2011	$11.59338	$10.96336	666
01/01/2012 to 12/31/2012	$10.96336	$12.71430	768
01/01/2013 to 12/31/2013	$12.71430	$16.48947	0
01/01/2014 to 12/31/2014	$16.48947	$18.56790	0
01/01/2015 to 12/31/2015	$18.56790	$16.98403	0
01/01/2016 to 12/31/2016	$16.98403	$18.96366	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Wellington Management Hedged Equity Portfolio
01/01/2007 to 12/31/2007	$11.32444	$12.15039	0
01/01/2008 to 12/31/2008	$12.15039	$6.86312	0
01/01/2009 to 12/31/2009	$6.86312	$8.63315	23,090
01/01/2010 to 12/31/2010	$8.63315	$9.69323	29,536
01/01/2011 to 12/31/2011	$9.69323	$9.16607	32,180
01/01/2012 to 12/31/2012	$9.16607	$9.96542	57,511
01/01/2013 to 12/31/2013	$9.96542	$11.76171	161,772
01/01/2014 to 12/31/2014	$11.76171	$12.15390	203,588
01/01/2015 to 12/31/2015	$12.15390	$11.82859	174,296
01/01/2016 to 12/31/2016	$11.82859	$12.34173	158,646
AST Western Asset Core Plus Bond Portfolio
11/19/2007* to 12/31/2007	$9.99829	$9.97440	0
01/01/2008 to 12/31/2008	$9.97440	$9.26017	0
01/01/2009 to 12/31/2009	$9.26017	$10.12450	2,581
01/01/2010 to 12/31/2010	$10.12450	$10.68951	3,382
01/01/2011 to 12/31/2011	$10.68951	$11.10080	1,868
01/01/2012 to 12/31/2012	$11.10080	$11.72585	2,135
01/01/2013 to 12/31/2013	$11.72585	$11.31310	780
01/01/2014 to 12/31/2014	$11.31310	$11.87791	1,308
01/01/2015 to 12/31/2015	$11.87791	$11.77748	573
01/01/2016 to 12/31/2016	$11.77748	$12.12977	131
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07800	$6.62440	38,193
01/01/2009 to 12/31/2009	$6.62440	$8.43880	182,958
01/01/2010 to 12/31/2010	$8.43880	$9.11172	260,751
01/01/2011 to 12/31/2011	$9.11172	$8.77538	198,889
01/01/2012 to 09/21/2012	$8.77538	$9.80179	0
ProFund VP Consumer Goods Portfolio
05/01/2008* to 12/31/2008	$10.08888	$7.64977	0
01/01/2009 to 12/31/2009	$7.64977	$9.10826	0
01/01/2010 to 12/31/2010	$9.10826	$10.46983	0
01/01/2011 to 12/31/2011	$10.46983	$10.96726	0
01/01/2012 to 12/31/2012	$10.96726	$11.90760	0
01/01/2013 to 12/31/2013	$11.90760	$14.98106	0
01/01/2014 to 12/31/2014	$14.98106	$16.17354	0
01/01/2015 to 12/31/2015	$16.17354	$16.50038	0
01/01/2016 to 12/31/2016	$16.50038	$16.73466	0
ProFund VP Consumer Services
05/01/2008* to 12/31/2008	$10.26789	$7.02240	0
01/01/2009 to 12/31/2009	$7.02240	$8.99671	0
01/01/2010 to 12/31/2010	$8.99671	$10.69651	0
01/01/2011 to 12/31/2011	$10.69651	$11.05307	0
01/01/2012 to 12/31/2012	$11.05307	$13.21772	0
01/01/2013 to 12/31/2013	$13.21772	$18.10741	0
01/01/2014 to 12/31/2014	$18.10741	$19.94475	0
01/01/2015 to 12/31/2015	$19.94475	$20.45054	0
01/01/2016 to 12/31/2016	$20.45054	$20.86931	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ProFund VP Financials
05/01/2008* to 12/31/2008	$10.38558	$5.25699	0
01/01/2009 to 12/31/2009	$5.25699	$5.92152	0
01/01/2010 to 12/31/2010	$5.92152	$6.43365	0
01/01/2011 to 12/31/2011	$6.43365	$5.42982	0
01/01/2012 to 12/31/2012	$5.42982	$6.63308	0
01/01/2013 to 12/31/2013	$6.63308	$8.58077	0
01/01/2014 to 12/31/2014	$8.58077	$9.48981	0
01/01/2015 to 12/31/2015	$9.48981	$9.15568	0
01/01/2016 to 12/31/2016	$9.15568	$10.34179	0
ProFund VP Health Care
05/01/2008* to 12/31/2008	$10.15181	$8.31252	0
01/01/2009 to 12/31/2009	$8.31252	$9.73373	664
01/01/2010 to 12/31/2010	$9.73373	$9.80468	644
01/01/2011 to 12/31/2011	$9.80468	$10.57454	270
01/01/2012 to 12/31/2012	$10.57454	$12.15913	0
01/01/2013 to 12/31/2013	$12.15913	$16.64400	0
01/01/2014 to 12/31/2014	$16.64400	$20.16511	0
01/01/2015 to 12/31/2015	$20.16511	$20.74242	0
01/01/2016 to 12/31/2016	$20.74242	$19.49335	0
ProFund VP Industrials
05/01/2008* to 12/31/2008	$10.16531	$6.07949	0
01/01/2009 to 12/31/2009	$6.07949	$7.38932	0
01/01/2010 to 12/31/2010	$7.38932	$8.95612	0
01/01/2011 to 12/31/2011	$8.95612	$8.61558	0
01/01/2012 to 12/31/2012	$8.61558	$9.77130	0
01/01/2013 to 12/31/2013	$9.77130	$13.22525	0
01/01/2014 to 12/31/2014	$13.22525	$13.67558	0
01/01/2015 to 12/31/2015	$13.67558	$12.93608	0
01/01/2016 to 12/31/2016	$12.93608	$14.89400	0
ProFund VP Large-Cap Growth
05/01/2008* to 12/31/2008	$10.11054	$6.69736	0
01/01/2009 to 12/31/2009	$6.69736	$8.51005	0
01/01/2010 to 12/31/2010	$8.51005	$9.43387	0
01/01/2011 to 12/31/2011	$9.43387	$9.52935	0
01/01/2012 to 12/31/2012	$9.52935	$10.52001	0
01/01/2013 to 12/31/2013	$10.52001	$13.46336	0
01/01/2014 to 12/31/2014	$13.46336	$14.89119	0
01/01/2015 to 12/31/2015	$14.89119	$15.13284	0
01/01/2016 to 12/31/2016	$15.13284	$15.56568	0
ProFund VP Large-Cap Value
05/01/2008* to 12/31/2008	$10.24132	$6.25380	0
01/01/2009 to 12/31/2009	$6.25380	$7.31738	0
01/01/2010 to 12/31/2010	$7.31738	$8.09105	8,726
01/01/2011 to 12/31/2011	$8.09105	$7.82346	8,726
01/01/2012 to 12/31/2012	$7.82346	$8.84385	8,431
01/01/2013 to 12/31/2013	$8.84385	$11.25131	7,907
01/01/2014 to 12/31/2014	$11.25131	$12.17415	7,417
01/01/2015 to 12/31/2015	$12.17415	$11.35905	0
01/01/2016 to 12/31/2016	$11.35905	$12.84293	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ProFund VP Mid-Cap Growth
05/01/2008* to 12/31/2008	$10.07232	$6.18199	0
01/01/2009 to 12/31/2009	$6.18199	$8.37491	0
01/01/2010 to 12/31/2010	$8.37491	$10.53374	0
01/01/2011 to 12/31/2011	$10.53374	$10.01888	0
01/01/2012 to 12/31/2012	$10.01888	$11.32177	0
01/01/2013 to 12/31/2013	$11.32177	$14.47394	0
01/01/2014 to 12/31/2014	$14.47394	$15.01137	0
01/01/2015 to 12/31/2015	$15.01137	$14.74424	0
01/01/2016 to 12/31/2016	$14.74424	$16.30121	0
ProFund VP Mid-Cap Value
05/01/2008* to 12/31/2008	$10.18830	$6.44572	0
01/01/2009 to 12/31/2009	$6.44572	$8.26226	0
01/01/2010 to 12/31/2010	$8.26226	$9.74747	0
01/01/2011 to 12/31/2011	$9.74747	$9.17262	0
01/01/2012 to 12/31/2012	$9.17262	$10.47165	0
01/01/2013 to 12/31/2013	$10.47165	$13.55469	0
01/01/2014 to 12/31/2014	$13.55469	$14.62801	0
01/01/2015 to 12/31/2015	$14.62801	$13.14869	0
01/01/2016 to 12/31/2016	$13.14869	$16.01375	0
ProFund VP Real Estate
05/01/2008* to 12/31/2008	$10.25880	$5.50234	0
01/01/2009 to 12/31/2009	$5.50234	$6.89260	0
01/01/2010 to 12/31/2010	$6.89260	$8.41782	0
01/01/2011 to 12/31/2011	$8.41782	$8.63656	0
01/01/2012 to 12/31/2012	$8.63656	$9.91107	0
01/01/2013 to 12/31/2013	$9.91107	$9.71611	0
01/01/2014 to 12/31/2014	$9.71611	$11.89704	0
01/01/2015 to 12/31/2015	$11.89704	$11.69009	0
01/01/2016 to 12/31/2016	$11.69009	$12.10574	0
ProFund VP Small-Cap Growth
05/01/2008* to 12/31/2008	$10.11344	$6.79014	0
01/01/2009 to 12/31/2009	$6.79014	$8.39089	0
01/01/2010 to 12/31/2010	$8.39089	$10.33254	0
01/01/2011 to 12/31/2011	$10.33254	$10.24997	0
01/01/2012 to 12/31/2012	$10.24997	$11.29179	0
01/01/2013 to 12/31/2013	$11.29179	$15.53056	0
01/01/2014 to 12/31/2014	$15.53056	$15.54156	0
01/01/2015 to 12/31/2015	$15.54156	$15.40039	0
01/01/2016 to 12/31/2016	$15.40039	$18.13673	0
ProFund VP Small-Cap Value
05/01/2008* to 12/31/2008	$10.22844	$7.15855	0
01/01/2009 to 12/31/2009	$7.15855	$8.44181	0
01/01/2010 to 12/31/2010	$8.44181	$10.09576	0
01/01/2011 to 12/31/2011	$10.09576	$9.48274	0
01/01/2012 to 12/31/2012	$9.48274	$10.78788	0
01/01/2013 to 12/31/2013	$10.78788	$14.54699	0
01/01/2014 to 12/31/2014	$14.54699	$15.07615	0
01/01/2015 to 12/31/2015	$15.07615	$13.54361	0
01/01/2016 to 12/31/2016	$13.54361	$17.08318	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ProFund VP Telecommunications
05/01/2008* to 12/31/2008	$10.27802	$7.24797	0
01/01/2009 to 12/31/2009	$7.24797	$7.61851	833
01/01/2010 to 12/31/2010	$7.61851	$8.63243	808
01/01/2011 to 12/31/2011	$8.63243	$8.61317	339
01/01/2012 to 12/31/2012	$8.61317	$9.82906	0
01/01/2013 to 12/31/2013	$9.82906	$10.78878	0
01/01/2014 to 12/31/2014	$10.78878	$10.62668	0
01/01/2015 to 12/31/2015	$10.62668	$10.56644	0
01/01/2016 to 12/31/2016	$10.56644	$12.59114	0
ProFund VP Utilities
05/01/2008* to 12/31/2008	$10.09847	$7.19472	0
01/01/2009 to 12/31/2009	$7.19472	$7.80329	2,207
01/01/2010 to 12/31/2010	$7.80329	$8.09752	1,635
01/01/2011 to 12/31/2011	$8.09752	$9.32008	1,119
01/01/2012 to 12/31/2012	$9.32008	$9.14088	1,017
01/01/2013 to 12/31/2013	$9.14088	$10.14482	0
01/01/2014 to 12/31/2014	$10.14482	$12.50810	0
01/01/2015 to 12/31/2015	$12.50810	$11.46643	0
01/01/2016 to 12/31/2016	$11.46643	$12.92455	0
*Denotes the start date of these sub-accounts

PREMIER L SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Spousal Lifetime Five Income Benefit Only (2.25%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.94529	$11.68877	9,731,970
01/01/2008 to 12/31/2008	$11.68877	$7.79271	8,220,827
01/01/2009 to 12/31/2009	$7.79271	$9.47766	7,744,445
01/01/2010 to 12/31/2010	$9.47766	$10.37822	7,544,568
01/01/2011 to 12/31/2011	$10.37822	$9.88032	6,843,878
01/01/2012 to 12/31/2012	$9.88032	$10.87687	6,139,919
01/01/2013 to 12/31/2013	$10.87687	$11.69852	5,753,215
01/01/2014 to 12/31/2014	$11.69852	$11.87790	5,166,237
01/01/2015 to 12/31/2015	$11.87790	$11.24248	4,856,377
01/01/2016 to 12/31/2016	$11.24248	$11.69226	4,354,685
AST Advanced Strategies Portfolio
01/01/2007 to 12/31/2007	$10.61267	$11.36459	2,362,014
01/01/2008 to 12/31/2008	$11.36459	$7.80171	2,319,713
01/01/2009 to 12/31/2009	$7.80171	$9.62915	2,200,107
01/01/2010 to 12/31/2010	$9.62915	$10.70809	2,131,338
01/01/2011 to 12/31/2011	$10.70809	$10.48454	2,058,340
01/01/2012 to 12/31/2012	$10.48454	$11.65298	1,940,847
01/01/2013 to 12/31/2013	$11.65298	$13.28346	1,866,714
01/01/2014 to 12/31/2014	$13.28346	$13.78454	1,747,809
01/01/2015 to 12/31/2015	$13.78454	$13.58938	1,779,764
01/01/2016 to 12/31/2016	$13.58938	$14.23548	1,675,249
AST American Century Income & Growth Portfolio
01/01/2007 to 12/31/2007	$11.75492	$11.48262	0
01/01/2008 to 12/31/2008	$11.48262	$7.32789	0
01/01/2009 to 12/31/2009	$7.32789	$8.44044	0
01/01/2010 to 12/31/2010	$8.44044	$9.39776	0
01/01/2011 to 12/31/2011	$9.39776	$9.51953	0
01/01/2012 to 05/04/2012	$9.51953	$10.32353	0
AST Balanced Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.83790	$11.56011	2,588,286
01/01/2008 to 12/31/2008	$11.56011	$8.06061	3,781,063
01/01/2009 to 12/31/2009	$8.06061	$9.71989	5,689,327
01/01/2010 to 12/31/2010	$9.71989	$10.67667	5,049,654
01/01/2011 to 12/31/2011	$10.67667	$10.31523	4,565,268
01/01/2012 to 12/31/2012	$10.31523	$11.34646	4,118,548
01/01/2013 to 12/31/2013	$11.34646	$13.05510	3,855,143
01/01/2014 to 12/31/2014	$13.05510	$13.60049	3,340,342
01/01/2015 to 12/31/2015	$13.60049	$13.36449	3,090,397
01/01/2016 to 12/31/2016	$13.36449	$13.89432	2,823,907
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99756	$9.13191	1,589,823
01/01/2012 to 12/31/2012	$9.13191	$9.99296	1,398,698
01/01/2013 to 12/31/2013	$9.99296	$10.83380	1,245,656
01/01/2014 to 12/31/2014	$10.83380	$11.11408	1,115,972
01/01/2015 to 12/31/2015	$11.11408	$10.54337	959,575
01/01/2016 to 12/31/2016	$10.54337	$11.02957	874,263

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99817	$10.46009	0
01/01/2014 to 12/31/2014	$10.46009	$10.59593	14,514
01/01/2015 to 12/31/2015	$10.59593	$10.39099	29,776
01/01/2016 to 12/31/2016	$10.39099	$10.80793	31,612
AST BlackRock Low Duration Bond Portfolio
01/01/2007 to 12/31/2007	$10.16415	$10.61523	0
01/01/2008 to 12/31/2008	$10.61523	$10.49732	0
01/01/2009 to 12/31/2009	$10.49732	$11.31653	0
01/01/2010 to 12/31/2010	$11.31653	$11.49897	0
01/01/2011 to 12/31/2011	$11.49897	$11.49917	0
01/01/2012 to 12/31/2012	$11.49917	$11.77377	0
01/01/2013 to 12/31/2013	$11.77377	$11.26437	0
01/01/2014 to 12/31/2014	$11.26437	$11.00598	0
01/01/2015 to 12/31/2015	$11.00598	$10.81574	0
01/01/2016 to 12/31/2016	$10.81574	$10.75124	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2007 to 12/31/2007	$10.26474	$10.87171	0
01/01/2008 to 12/31/2008	$10.87171	$10.39223	0
01/01/2009 to 12/31/2009	$10.39223	$11.84329	1,354
01/01/2010 to 12/31/2010	$11.84329	$12.47663	1,353
01/01/2011 to 12/31/2011	$12.47663	$12.59042	0
01/01/2012 to 12/31/2012	$12.59042	$13.46070	0
01/01/2013 to 12/31/2013	$13.46070	$12.92255	0
01/01/2014 to 12/31/2014	$12.92255	$13.17297	0
01/01/2015 to 12/31/2015	$13.17297	$12.61153	0
01/01/2016 to 12/31/2016	$12.61153	$12.85612	0
AST Bond Portfolio 2016
05/01/2009* to 12/31/2009	$9.93817	$9.60041	0
01/01/2010 to 12/31/2010	$9.60041	$10.38216	0
01/01/2011 to 12/31/2011	$10.38216	$11.13290	0
01/01/2012 to 12/31/2012	$11.13290	$11.34091	0
01/01/2013 to 12/31/2013	$11.34091	$11.01490	0
01/01/2014 to 12/31/2014	$11.01490	$10.82225	0
01/01/2015 to 12/31/2015	$10.82225	$10.55976	0
01/01/2016 to 12/31/2016	$10.55976	$10.37568	0
AST Bond Portfolio 2018
05/01/2009* to 12/31/2009	$9.92260	$9.66626	0
01/01/2010 to 12/31/2010	$9.66626	$10.51104	0
01/01/2011 to 12/31/2011	$10.51104	$11.67616	0
01/01/2012 to 12/31/2012	$11.67616	$12.07152	0
01/01/2013 to 12/31/2013	$12.07152	$11.43481	0
01/01/2014 to 12/31/2014	$11.43481	$11.48095	0
01/01/2015 to 12/31/2015	$11.48095	$11.31930	0
01/01/2016 to 12/31/2016	$11.31930	$11.24885	0
AST Bond Portfolio 2019
05/01/2009* to 12/31/2009	$9.90537	$9.56715	0
01/01/2010 to 12/31/2010	$9.56715	$10.41967	0
01/01/2011 to 12/31/2011	$10.41967	$11.81852	0
01/01/2012 to 12/31/2012	$11.81852	$12.23524	0
01/01/2013 to 12/31/2013	$12.23524	$11.38790	0
01/01/2014 to 12/31/2014	$11.38790	$11.61219	0
01/01/2015 to 12/31/2015	$11.61219	$11.47826	0
01/01/2016 to 12/31/2016	$11.47826	$11.38857	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2020
05/01/2009* to 12/31/2009	$9.88409	$9.24236	0
01/01/2010 to 12/31/2010	$9.24236	$10.10963	676
01/01/2011 to 12/31/2011	$10.10963	$11.73410	0
01/01/2012 to 12/31/2012	$11.73410	$12.20077	0
01/01/2013 to 12/31/2013	$12.20077	$11.15482	0
01/01/2014 to 12/31/2014	$11.15482	$11.58131	0
01/01/2015 to 12/31/2015	$11.58131	$11.49928	0
01/01/2016 to 12/31/2016	$11.49928	$11.46676	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99756	$10.96344	0
01/01/2011 to 12/31/2011	$10.96344	$12.89923	5,764
01/01/2012 to 12/31/2012	$12.89923	$13.47203	4,087
01/01/2013 to 12/31/2013	$13.47203	$12.25318	0
01/01/2014 to 12/31/2014	$12.25318	$12.90403	0
01/01/2015 to 12/31/2015	$12.90403	$12.84514	0
01/01/2016 to 12/31/2016	$12.84514	$12.81854	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99817	$11.97169	0
01/01/2012 to 12/31/2012	$11.97169	$12.39242	3,035
01/01/2013 to 12/31/2013	$12.39242	$10.93851	0
01/01/2014 to 12/31/2014	$10.93851	$11.80707	0
01/01/2015 to 12/31/2015	$11.80707	$11.78935	0
01/01/2016 to 12/31/2016	$11.78935	$11.74108	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99757	$10.35646	0
01/01/2013 to 12/31/2013	$10.35646	$9.09549	17,033
01/01/2014 to 12/31/2014	$9.09549	$10.01785	9,956
01/01/2015 to 12/31/2015	$10.01785	$10.06263	0
01/01/2016 to 12/31/2016	$10.06263	$10.02975	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99878	$8.71387	0
01/01/2014 to 12/31/2014	$8.71387	$9.76561	0
01/01/2015 to 12/31/2015	$9.76561	$9.82198	0
01/01/2016 to 12/31/2016	$9.82198	$9.78934	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99878	$11.25691	0
01/01/2015 to 12/31/2015	$11.25691	$11.22918	12,685
01/01/2016 to 12/31/2016	$11.22918	$11.25394	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99878	$9.89735	0
01/01/2016 to 12/31/2016	$9.89735	$9.88100	14,398
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99757	$9.83922	3,614
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14494	$10.29281	0
01/01/2010 to 12/31/2010	$10.29281	$11.44781	885
01/01/2011 to 12/31/2011	$11.44781	$10.53872	0
01/01/2012 to 12/31/2012	$10.53872	$11.67038	0
01/01/2013 to 12/31/2013	$11.67038	$15.00093	0
01/01/2014 to 12/31/2014	$15.00093	$16.17688	0
01/01/2015 to 12/31/2015	$16.17688	$15.06698	0
01/01/2016 to 12/31/2016	$15.06698	$16.76168	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$11.12115	$11.93342	12,935,579
01/01/2008 to 12/31/2008	$11.93342	$7.59294	11,371,205
01/01/2009 to 12/31/2009	$7.59294	$9.30688	10,717,473
01/01/2010 to 12/31/2010	$9.30688	$10.31961	10,433,364
01/01/2011 to 12/31/2011	$10.31961	$9.84787	9,803,171
01/01/2012 to 12/31/2012	$9.84787	$10.95243	9,098,455
01/01/2013 to 12/31/2013	$10.95243	$13.14089	8,699,441
01/01/2014 to 12/31/2014	$13.14089	$13.75064	8,097,018
01/01/2015 to 12/31/2015	$13.75064	$13.51979	7,460,043
01/01/2016 to 12/31/2016	$13.51979	$14.12690	7,026,633
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99817	$11.60723	0
01/01/2014 to 12/31/2014	$11.60723	$12.89672	0
01/01/2015 to 12/31/2015	$12.89672	$12.16238	0
01/01/2016 to 12/31/2016	$12.16238	$13.66703	0
AST Cohen & Steers Realty Portfolio
01/01/2007 to 12/31/2007	$15.99622	$12.52355	0
01/01/2008 to 12/31/2008	$12.52355	$7.95449	0
01/01/2009 to 12/31/2009	$7.95449	$10.26325	0
01/01/2010 to 12/31/2010	$10.26325	$12.91748	0
01/01/2011 to 12/31/2011	$12.91748	$13.46633	0
01/01/2012 to 12/31/2012	$13.46633	$15.19077	0
01/01/2013 to 12/31/2013	$15.19077	$15.32188	0
01/01/2014 to 12/31/2014	$15.32188	$19.61723	0
01/01/2015 to 12/31/2015	$19.61723	$20.11499	0
01/01/2016 to 12/31/2016	$20.11499	$20.62073	0
AST DeAm Small-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.69708	$9.40579	0
01/01/2008 to 07/18/2008	$9.40579	$8.59151	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99817	$9.65239	0
01/01/2014 to 12/31/2014	$9.65239	$9.92163	12,932
01/01/2015 to 12/31/2015	$9.92163	$9.69388	20,574
01/01/2016 to 12/31/2016	$9.69388	$9.91428	16,971
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10345	$7.47852	23,411
01/01/2009 to 12/31/2009	$7.47852	$8.86670	25,943
01/01/2010 to 12/31/2010	$8.86670	$9.82698	44,009
01/01/2011 to 12/31/2011	$9.82698	$9.37344	17,618
01/01/2012 to 12/31/2012	$9.37344	$10.41682	20,660
01/01/2013 to 12/31/2013	$10.41682	$12.14611	34,023
01/01/2014 to 12/31/2014	$12.14611	$12.55819	50,486
01/01/2015 to 10/16/2015	$12.55819	$12.47160	0
AST FI Pyramis® Quantitative Portfolio
01/01/2007 to 12/31/2007	$10.53407	$11.18251	1,767,825
01/01/2008 to 12/31/2008	$11.18251	$7.16462	1,552,160
01/01/2009 to 12/31/2009	$7.16462	$8.67826	1,491,611
01/01/2010 to 12/31/2010	$8.67826	$9.70641	1,465,024
01/01/2011 to 12/31/2011	$9.70641	$9.35035	1,359,077
01/01/2012 to 12/31/2012	$9.35035	$10.11678	1,400,860
01/01/2013 to 12/31/2013	$10.11678	$11.35451	1,364,211
01/01/2014 to 12/31/2014	$11.35451	$11.45456	1,213,540
01/01/2015 to 12/31/2015	$11.45456	$11.31348	1,154,661
01/01/2016 to 12/31/2016	$11.31348	$11.53567	1,040,776

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99818	$7.45402	13,425
01/01/2009 to 11/13/2009	$7.45402	$8.29630	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99818	$10.70738	95,020
01/01/2013 to 12/31/2013	$10.70738	$13.03450	141,745
01/01/2014 to 12/31/2014	$13.03450	$13.15281	107,397
01/01/2015 to 10/16/2015	$13.15281	$12.54688	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99817	$10.77527	31,789
01/01/2014 to 12/31/2014	$10.77527	$10.80786	49,562
01/01/2015 to 10/16/2015	$10.80786	$10.27050	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17485	$6.09790	0
01/01/2009 to 12/31/2009	$6.09790	$8.05684	0
01/01/2010 to 12/31/2010	$8.05684	$9.47128	0
01/01/2011 to 12/31/2011	$9.47128	$8.79636	0
01/01/2012 to 12/31/2012	$8.79636	$10.90830	0
01/01/2013 to 12/31/2013	$10.90830	$11.13207	0
01/01/2014 to 12/31/2014	$11.13207	$12.40303	0
01/01/2015 to 12/31/2015	$12.40303	$12.11920	0
01/01/2016 to 12/31/2016	$12.11920	$11.95926	0
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2007 to 12/31/2007	$11.51996	$12.84145	0
01/01/2008 to 12/31/2008	$12.84145	$7.50118	0
01/01/2009 to 12/31/2009	$7.50118	$10.96011	0
01/01/2010 to 12/31/2010	$10.96011	$11.82166	0
01/01/2011 to 12/31/2011	$11.82166	$11.10435	0
01/01/2012 to 12/31/2012	$11.10435	$13.00602	0
01/01/2013 to 12/31/2013	$13.00602	$16.50274	0
01/01/2014 to 02/07/2014	$16.50274	$16.22539	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.71945	$12.04791	0
01/01/2008 to 12/31/2008	$12.04791	$6.98810	0
01/01/2009 to 12/31/2009	$6.98810	$8.14575	0
01/01/2010 to 12/31/2010	$8.14575	$8.99314	0
01/01/2011 to 12/31/2011	$8.99314	$8.31011	0
01/01/2012 to 12/31/2012	$8.31011	$9.72534	0
01/01/2013 to 12/31/2013	$9.72534	$12.70180	0
01/01/2014 to 12/31/2014	$12.70180	$14.05368	0
01/01/2015 to 12/31/2015	$14.05368	$13.10921	0
01/01/2016 to 12/31/2016	$13.10921	$14.30121	0
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$10.94421	$12.77287	0
01/01/2008 to 12/31/2008	$12.77287	$7.39570	0
01/01/2009 to 12/31/2009	$7.39570	$11.36264	0
01/01/2010 to 12/31/2010	$11.36264	$13.31590	0
01/01/2011 to 12/31/2011	$13.31590	$12.63558	0
01/01/2012 to 12/31/2012	$12.63558	$14.78088	0
01/01/2013 to 12/31/2013	$14.78088	$19.10921	0
01/01/2014 to 12/31/2014	$19.10921	$20.84303	0
01/01/2015 to 12/31/2015	$20.84303	$19.22533	0
01/01/2016 to 12/31/2016	$19.22533	$19.11237	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08912	$7.58716	49,807
01/01/2009 to 12/31/2009	$7.58716	$9.15528	81,519
01/01/2010 to 12/31/2010	$9.15528	$9.99239	89,731
01/01/2011 to 12/31/2011	$9.99239	$9.72331	81,041
01/01/2012 to 12/31/2012	$9.72331	$10.47221	107,460
01/01/2013 to 12/31/2013	$10.47221	$11.24773	114,444
01/01/2014 to 12/31/2014	$11.24773	$11.44479	111,090
01/01/2015 to 12/31/2015	$11.44479	$11.09118	87,284
01/01/2016 to 12/31/2016	$11.09118	$11.41780	82,084
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03306	$7.61998	0
01/01/2009 to 12/31/2009	$7.61998	$9.45304	0
01/01/2010 to 12/31/2010	$9.45304	$11.71980	0
01/01/2011 to 12/31/2011	$11.71980	$11.61152	0
01/01/2012 to 12/31/2012	$11.61152	$13.13736	0
01/01/2013 to 12/31/2013	$13.13736	$17.83518	0
01/01/2014 to 12/31/2014	$17.83518	$18.69829	0
01/01/2015 to 12/31/2015	$18.69829	$17.28206	0
01/01/2016 to 12/31/2016	$17.28206	$21.01208	0
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
01/01/2007 to 12/31/2007	$10.17121	$10.43398	0
01/01/2008 to 12/31/2008	$10.43398	$10.46036	0
01/01/2009 to 12/31/2009	$10.46036	$10.25552	0
01/01/2010 to 12/31/2010	$10.25552	$10.03229	0
01/01/2011 to 12/31/2011	$10.03229	$9.81415	0
01/01/2012 to 12/31/2012	$9.81415	$9.59827	0
01/01/2013 to 12/31/2013	$9.59827	$9.38716	0
01/01/2014 to 12/31/2014	$9.38716	$9.18065	0
01/01/2015 to 12/31/2015	$9.18065	$8.97854	0
01/01/2016 to 12/31/2016	$8.97854	$8.78150	1,084
AST High Yield Portfolio
01/01/2007 to 12/31/2007	$10.59002	$10.61268	0
01/01/2008 to 12/31/2008	$10.61268	$7.72782	0
01/01/2009 to 12/31/2009	$7.72782	$10.24484	0
01/01/2010 to 12/31/2010	$10.24484	$11.37212	0
01/01/2011 to 12/31/2011	$11.37212	$11.47527	0
01/01/2012 to 12/31/2012	$11.47527	$12.77941	0
01/01/2013 to 12/31/2013	$12.77941	$13.39553	0
01/01/2014 to 12/31/2014	$13.39553	$13.43582	0
01/01/2015 to 12/31/2015	$13.43582	$12.67187	0
01/01/2016 to 12/31/2016	$12.67187	$14.30182	0
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
01/01/2007 to 12/31/2007	$12.17354	$11.54866	0
01/01/2008 to 12/31/2008	$11.54866	$6.60817	0
01/01/2009 to 12/31/2009	$6.60817	$7.71877	0
01/01/2010 to 12/31/2010	$7.71877	$8.54237	0
01/01/2011 to 12/31/2011	$8.54237	$8.00512	0
01/01/2012 to 12/31/2012	$8.00512	$9.15076	0
01/01/2013 to 12/31/2013	$9.15076	$12.51678	0
01/01/2014 to 12/31/2014	$12.51678	$13.92415	0
01/01/2015 to 12/31/2015	$13.92415	$12.55060	0
01/01/2016 to 12/31/2016	$12.55060	$14.71606	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST International Growth Portfolio
01/01/2007 to 12/31/2007	$10.56677	$12.30178	0
01/01/2008 to 12/31/2008	$12.30178	$5.98731	0
01/01/2009 to 12/31/2009	$5.98731	$7.92187	0
01/01/2010 to 12/31/2010	$7.92187	$8.87097	0
01/01/2011 to 12/31/2011	$8.87097	$7.55472	0
01/01/2012 to 12/31/2012	$7.55472	$8.89293	0
01/01/2013 to 12/31/2013	$8.89293	$10.35465	0
01/01/2014 to 12/31/2014	$10.35465	$9.56727	0
01/01/2015 to 12/31/2015	$9.56727	$9.65127	0
01/01/2016 to 12/31/2016	$9.65127	$9.08277	0
AST International Value Portfolio
01/01/2007 to 12/31/2007	$10.82889	$12.47484	0
01/01/2008 to 12/31/2008	$12.47484	$6.83160	0
01/01/2009 to 12/31/2009	$6.83160	$8.71894	0
01/01/2010 to 12/31/2010	$8.71894	$9.47217	0
01/01/2011 to 12/31/2011	$9.47217	$8.10141	0
01/01/2012 to 12/31/2012	$8.10141	$9.24419	0
01/01/2013 to 12/31/2013	$9.24419	$10.80070	0
01/01/2014 to 12/31/2014	$10.80070	$9.85484	0
01/01/2015 to 12/31/2015	$9.85484	$9.71668	0
01/01/2016 to 12/31/2016	$9.71668	$9.55849	0
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11164	$7.11287	42,503
01/01/2009 to 12/31/2009	$7.11287	$8.81140	39,452
01/01/2010 to 12/31/2010	$8.81140	$9.80827	37,937
01/01/2011 to 12/31/2011	$9.80827	$9.53814	19,602
01/01/2012 to 12/31/2012	$9.53814	$10.59496	55,493
01/01/2013 to 12/31/2013	$10.59496	$12.04899	36,506
01/01/2014 to 12/31/2014	$12.04899	$12.53374	34,526
01/01/2015 to 12/31/2015	$12.53374	$12.12952	47,365
01/01/2016 to 12/31/2016	$12.12952	$12.48210	44,943
AST J.P. Morgan International Equity Portfolio
01/01/2007 to 12/31/2007	$12.73435	$13.62815	0
01/01/2008 to 12/31/2008	$13.62815	$7.81267	0
01/01/2009 to 12/31/2009	$7.81267	$10.38229	0
01/01/2010 to 12/31/2010	$10.38229	$10.88206	0
01/01/2011 to 12/31/2011	$10.88206	$9.66899	0
01/01/2012 to 12/31/2012	$9.66899	$11.52759	0
01/01/2013 to 12/31/2013	$11.52759	$13.00571	0
01/01/2014 to 12/31/2014	$13.00571	$11.90982	0
01/01/2015 to 12/31/2015	$11.90982	$11.32213	0
01/01/2016 to 12/31/2016	$11.32213	$11.28748	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2007 to 12/31/2007	$11.49327	$11.45739	301,914
01/01/2008 to 12/31/2008	$11.45739	$9.23119	349,586
01/01/2009 to 12/31/2009	$9.23119	$11.01602	377,710
01/01/2010 to 12/31/2010	$11.01602	$11.56220	376,904
01/01/2011 to 12/31/2011	$11.56220	$11.33459	367,461
01/01/2012 to 12/31/2012	$11.33459	$12.27304	545,336
01/01/2013 to 12/31/2013	$12.27304	$13.32716	527,059
01/01/2014 to 12/31/2014	$13.32716	$13.74406	446,654
01/01/2015 to 12/31/2015	$13.74406	$13.41700	336,286
01/01/2016 to 12/31/2016	$13.41700	$13.62609	258,882

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08356	$10.28302	0
01/01/2010 to 12/31/2010	$10.28302	$11.19487	0
01/01/2011 to 12/31/2011	$11.19487	$11.02146	0
01/01/2012 to 12/31/2012	$11.02146	$12.41541	0
01/01/2013 to 12/31/2013	$12.41541	$16.57359	0
01/01/2014 to 12/31/2014	$16.57359	$17.74935	0
01/01/2015 to 12/31/2015	$17.74935	$19.20481	0
01/01/2016 to 12/31/2016	$19.20481	$18.50805	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$11.38185	$12.79579	0
01/01/2008 to 12/31/2008	$12.79579	$7.05018	0
01/01/2009 to 12/31/2009	$7.05018	$8.94686	0
01/01/2010 to 12/31/2010	$8.94686	$10.47834	0
01/01/2011 to 12/31/2011	$10.47834	$10.15451	0
01/01/2012 to 12/31/2012	$10.15451	$11.14880	0
01/01/2013 to 12/31/2013	$11.14880	$14.89547	0
01/01/2014 to 12/31/2014	$14.89547	$16.11043	0
01/01/2015 to 12/31/2015	$16.11043	$17.34281	0
01/01/2016 to 12/31/2016	$17.34281	$17.90794	0
AST Lord Abbett Core Fixed Income Portfolio
01/01/2007 to 12/31/2007	$10.63464	$11.03240	0
01/01/2008 to 12/31/2008	$11.03240	$8.28063	0
01/01/2009 to 12/31/2009	$8.28063	$10.90085	0
01/01/2010 to 12/31/2010	$10.90085	$12.09106	0
01/01/2011 to 12/31/2011	$12.09106	$13.02828	0
01/01/2012 to 12/31/2012	$13.02828	$13.49666	0
01/01/2013 to 12/31/2013	$13.49666	$12.93554	0
01/01/2014 to 12/31/2014	$12.93554	$13.45913	0
01/01/2015 to 12/31/2015	$13.45913	$13.08607	0
01/01/2016 to 12/31/2016	$13.08607	$13.13168	0
AST MFS Global Equity Portfolio
01/01/2007 to 12/31/2007	$12.67817	$13.56337	0
01/01/2008 to 12/31/2008	$13.56337	$8.75586	0
01/01/2009 to 12/31/2009	$8.75586	$11.26126	0
01/01/2010 to 12/31/2010	$11.26126	$12.34035	0
01/01/2011 to 12/31/2011	$12.34035	$11.69116	0
01/01/2012 to 12/31/2012	$11.69116	$14.07213	0
01/01/2013 to 12/31/2013	$14.07213	$17.56575	0
01/01/2014 to 12/31/2014	$17.56575	$17.80286	0
01/01/2015 to 12/31/2015	$17.80286	$17.15596	0
01/01/2016 to 12/31/2016	$17.15596	$17.97257	0
AST MFS Growth Portfolio
01/01/2007 to 12/31/2007	$11.48567	$12.92858	0
01/01/2008 to 12/31/2008	$12.92858	$8.05364	0
01/01/2009 to 12/31/2009	$8.05364	$9.79086	0
01/01/2010 to 12/31/2010	$9.79086	$10.79966	0
01/01/2011 to 12/31/2011	$10.79966	$10.49959	0
01/01/2012 to 12/31/2012	$10.49959	$12.02243	0
01/01/2013 to 12/31/2013	$12.02243	$16.07390	0
01/01/2014 to 12/31/2014	$16.07390	$17.08945	0
01/01/2015 to 12/31/2015	$17.08945	$17.92160	0
01/01/2016 to 12/31/2016	$17.92160	$17.86309	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99818	$10.17554	0
01/01/2013 to 12/31/2013	$10.17554	$13.38557	0
01/01/2014 to 12/31/2014	$13.38557	$14.42863	0
01/01/2015 to 12/31/2015	$14.42863	$14.00902	0
01/01/2016 to 12/31/2016	$14.00902	$15.54366	0
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02808	$10.06097	0
01/01/2012 to 12/31/2012	$10.06097	$10.31851	0
01/01/2013 to 12/31/2013	$10.31851	$9.80546	0
01/01/2014 to 12/31/2014	$9.80546	$10.08372	0
01/01/2015 to 10/16/2015	$10.08372	$10.01198	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$12.58620	$15.04070	0
01/01/2008 to 12/31/2008	$15.04070	$8.35729	0
01/01/2009 to 12/31/2009	$8.35729	$10.60820	0
01/01/2010 to 12/31/2010	$10.60820	$13.35009	0
01/01/2011 to 12/31/2011	$13.35009	$13.27697	0
01/01/2012 to 12/31/2012	$13.27697	$14.59214	0
01/01/2013 to 12/31/2013	$14.59214	$18.92509	0
01/01/2014 to 12/31/2014	$18.92509	$19.97808	0
01/01/2015 to 10/16/2015	$19.97808	$20.39554	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$10.81666	$12.55697	0
01/01/2008 to 12/31/2008	$12.55697	$7.05627	0
01/01/2009 to 12/31/2009	$7.05627	$8.45808	0
01/01/2010 to 12/31/2010	$8.45808	$9.94865	0
01/01/2011 to 04/29/2011	$9.94865	$11.13856	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.73524	$11.83935	0
01/01/2008 to 12/31/2008	$11.83935	$6.68549	0
01/01/2009 to 12/31/2009	$6.68549	$9.19594	0
01/01/2010 to 12/31/2010	$9.19594	$11.10141	0
01/01/2011 to 12/31/2011	$11.10141	$10.58780	0
01/01/2012 to 12/31/2012	$10.58780	$12.12804	0
01/01/2013 to 12/31/2013	$12.12804	$16.84393	0
01/01/2014 to 12/31/2014	$16.84393	$18.82076	0
01/01/2015 to 12/31/2015	$18.82076	$17.36897	0
01/01/2016 to 12/31/2016	$17.36897	$20.08442	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99818	$10.28444	0
01/01/2013 to 12/31/2013	$10.28444	$11.96070	18,289
01/01/2014 to 12/31/2014	$11.96070	$12.29863	15,392
01/01/2015 to 12/31/2015	$12.29863	$11.87859	8,453
01/01/2016 to 12/31/2016	$11.87859	$12.11994	7,821
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10092	$5.55970	0
01/01/2009 to 12/31/2009	$5.55970	$9.05407	0
01/01/2010 to 12/31/2010	$9.05407	$10.82692	0
01/01/2011 to 12/31/2011	$10.82692	$8.44241	0
01/01/2012 to 12/31/2012	$8.44241	$9.73673	0
01/01/2013 to 12/31/2013	$9.73673	$9.54367	0
01/01/2014 to 12/31/2014	$9.54367	$8.89652	0
01/01/2015 to 12/31/2015	$8.89652	$7.24532	0
01/01/2016 to 12/31/2016	$7.24532	$7.96223	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.59390	$11.26294	1,319,704
01/01/2008 to 12/31/2008	$11.26294	$8.86866	1,865,612
01/01/2009 to 12/31/2009	$8.86866	$10.41144	3,275,055
01/01/2010 to 12/31/2010	$10.41144	$11.25882	2,956,420
01/01/2011 to 12/31/2011	$11.25882	$11.12122	2,743,932
01/01/2012 to 12/31/2012	$11.12122	$12.00437	2,824,903
01/01/2013 to 12/31/2013	$12.00437	$12.82173	2,616,705
01/01/2014 to 12/31/2014	$12.82173	$13.26380	2,326,101
01/01/2015 to 12/31/2015	$13.26380	$12.99049	1,941,414
01/01/2016 to 12/31/2016	$12.99049	$13.40721	1,953,222
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01809	$10.06089	0
01/01/2012 to 12/31/2012	$10.06089	$10.53869	0
01/01/2013 to 12/31/2013	$10.53869	$10.06837	0
01/01/2014 to 12/31/2014	$10.06837	$10.44364	0
01/01/2015 to 12/31/2015	$10.44364	$10.18642	0
01/01/2016 to 12/31/2016	$10.18642	$10.38211	226
AST Prudential Growth Allocation Portfolio
01/01/2007 to 12/31/2007	$10.43578	$11.37013	2,525,442
01/01/2008 to 12/31/2008	$11.37013	$6.59282	2,355,256
01/01/2009 to 12/31/2009	$6.59282	$8.12252	2,340,434
01/01/2010 to 12/31/2010	$8.12252	$9.45472	2,557,617
01/01/2011 to 12/31/2011	$9.45472	$8.67232	2,442,153
01/01/2012 to 12/31/2012	$8.67232	$9.57690	2,190,385
01/01/2013 to 12/31/2013	$9.57690	$10.96089	2,086,482
01/01/2014 to 12/31/2014	$10.96089	$11.70562	1,964,518
01/01/2015 to 12/31/2015	$11.70562	$11.37781	1,914,474
01/01/2016 to 12/31/2016	$11.37781	$12.25119	1,852,161
AST QMA US Equity Alpha Portfolio
01/01/2007 to 12/31/2007	$11.40033	$11.38033	0
01/01/2008 to 12/31/2008	$11.38033	$6.82050	0
01/01/2009 to 12/31/2009	$6.82050	$8.12604	0
01/01/2010 to 12/31/2010	$8.12604	$9.14329	0
01/01/2011 to 12/31/2011	$9.14329	$9.25157	0
01/01/2012 to 12/31/2012	$9.25157	$10.74903	0
01/01/2013 to 12/31/2013	$10.74903	$13.92157	0
01/01/2014 to 12/31/2014	$13.92157	$15.95887	0
01/01/2015 to 12/31/2015	$15.95887	$16.08820	0
01/01/2016 to 12/31/2016	$16.08820	$18.07098	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99817	$8.86648	0
01/01/2012 to 12/31/2012	$8.86648	$9.81199	0
01/01/2013 to 12/31/2013	$9.81199	$11.74541	3,084
01/01/2014 to 12/31/2014	$11.74541	$12.23364	5,004
01/01/2015 to 12/31/2015	$12.23364	$11.98233	9,337
01/01/2016 to 12/31/2016	$11.98233	$12.46009	8,579

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08094	$7.31895	39,416
01/01/2009 to 12/31/2009	$7.31895	$8.83205	63,218
01/01/2010 to 12/31/2010	$8.83205	$9.66727	88,601
01/01/2011 to 12/31/2011	$9.66727	$9.28309	95,967
01/01/2012 to 12/31/2012	$9.28309	$10.01191	166,539
01/01/2013 to 12/31/2013	$10.01191	$11.00969	163,451
01/01/2014 to 12/31/2014	$11.00969	$11.32086	153,052
01/01/2015 to 12/31/2015	$11.32086	$11.05331	181,493
01/01/2016 to 12/31/2016	$11.05331	$11.33107	154,988
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09912	$6.67246	28,640
01/01/2009 to 12/31/2009	$6.67246	$8.27770	58,285
01/01/2010 to 12/31/2010	$8.27770	$9.25676	76,010
01/01/2011 to 12/31/2011	$9.25676	$8.83709	96,013
01/01/2012 to 12/31/2012	$8.83709	$10.01673	59,771
01/01/2013 to 12/31/2013	$10.01673	$11.56557	64,728
01/01/2014 to 12/31/2014	$11.56557	$11.92551	74,162
01/01/2015 to 12/31/2015	$11.92551	$11.59973	402,619
01/01/2016 to 12/31/2016	$11.59973	$12.11855	279,924
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2007 to 12/31/2007	$11.01325	$11.73026	99,324
01/01/2008 to 12/31/2008	$11.73026	$8.00838	94,965
01/01/2009 to 12/31/2009	$8.00838	$9.97919	203,554
01/01/2010 to 12/31/2010	$9.97919	$10.91252	281,952
01/01/2011 to 12/31/2011	$10.91252	$10.31190	487,908
01/01/2012 to 12/31/2012	$10.31190	$11.20774	388,499
01/01/2013 to 12/31/2013	$11.20774	$12.53953	380,465
01/01/2014 to 12/31/2014	$12.53953	$12.63590	347,029
01/01/2015 to 10/16/2015	$12.63590	$12.23578	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2007 to 12/31/2007	$12.04505	$13.09925	0
01/01/2008 to 12/31/2008	$13.09925	$7.16200	0
01/01/2009 to 12/31/2009	$7.16200	$9.29215	0
01/01/2010 to 12/31/2010	$9.29215	$12.04549	0
01/01/2011 to 12/31/2011	$12.04549	$10.23600	0
01/01/2012 to 12/31/2012	$10.23600	$12.01985	0
01/01/2013 to 12/31/2013	$12.01985	$16.55303	0
01/01/2014 to 12/31/2014	$16.55303	$16.98854	0
01/01/2015 to 12/31/2015	$16.98854	$16.83642	0
01/01/2016 to 12/31/2016	$16.83642	$17.73452	0
AST Small-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$9.87625	$10.34839	0
01/01/2008 to 12/31/2008	$10.34839	$6.57832	0
01/01/2009 to 12/31/2009	$6.57832	$8.61513	0
01/01/2010 to 12/31/2010	$8.61513	$11.49409	0
01/01/2011 to 12/31/2011	$11.49409	$11.13148	0
01/01/2012 to 12/31/2012	$11.13148	$12.21161	0
01/01/2013 to 12/31/2013	$12.21161	$16.14369	0
01/01/2014 to 12/31/2014	$16.14369	$16.39138	0
01/01/2015 to 12/31/2015	$16.39138	$16.15661	0
01/01/2016 to 12/31/2016	$16.15661	$17.71016	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2007 to 12/31/2007	$12.44163	$11.48395	0
01/01/2008 to 12/31/2008	$11.48395	$7.89338	0
01/01/2009 to 12/31/2009	$7.89338	$9.80392	0
01/01/2010 to 12/31/2010	$9.80392	$12.08066	0
01/01/2011 to 12/31/2011	$12.08066	$11.10904	0
01/01/2012 to 12/31/2012	$11.10904	$12.83722	0
01/01/2013 to 12/31/2013	$12.83722	$17.25050	0
01/01/2014 to 12/31/2014	$17.25050	$17.75965	0
01/01/2015 to 12/31/2015	$17.75965	$16.62018	0
01/01/2016 to 12/31/2016	$16.62018	$21.00249	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$11.33991	$11.79020	1,168,970
01/01/2008 to 12/31/2008	$11.79020	$8.53907	854,993
01/01/2009 to 12/31/2009	$8.53907	$10.36705	868,302
01/01/2010 to 12/31/2010	$10.36705	$11.30851	861,448
01/01/2011 to 12/31/2011	$11.30851	$11.27944	828,168
01/01/2012 to 12/31/2012	$11.27944	$12.51966	805,114
01/01/2013 to 12/31/2013	$12.51966	$14.30533	864,271
01/01/2014 to 12/31/2014	$14.30533	$14.81310	892,322
01/01/2015 to 12/31/2015	$14.81310	$14.49314	910,758
01/01/2016 to 12/31/2016	$14.49314	$15.24435	846,539
AST T. Rowe Price Equity Income Portfolio
01/01/2007 to 12/31/2007	$12.18054	$11.48624	0
01/01/2008 to 12/31/2008	$11.48624	$6.52810	0
01/01/2009 to 12/31/2009	$6.52810	$7.90362	0
01/01/2010 to 12/31/2010	$7.90362	$8.75354	0
01/01/2011 to 12/31/2011	$8.75354	$8.42085	0
01/01/2012 to 12/31/2012	$8.42085	$9.65593	0
01/01/2013 to 12/31/2013	$9.65593	$12.24682	0
01/01/2014 to 12/31/2014	$12.24682	$12.87171	0
01/01/2015 to 10/16/2015	$12.87171	$11.88052	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$10.42785	$11.03694	0
01/01/2008 to 12/31/2008	$11.03694	$6.41495	0
01/01/2009 to 12/31/2009	$6.41495	$9.62234	0
01/01/2010 to 12/31/2010	$9.62234	$10.89854	0
01/01/2011 to 12/31/2011	$10.89854	$10.47838	0
01/01/2012 to 12/31/2012	$10.47838	$12.04928	0
01/01/2013 to 12/31/2013	$12.04928	$16.97245	0
01/01/2014 to 12/31/2014	$16.97245	$17.98424	0
01/01/2015 to 12/31/2015	$17.98424	$19.27402	0
01/01/2016 to 12/31/2016	$19.27402	$19.35951	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2007 to 12/31/2007	$13.23998	$18.19215	0
01/01/2008 to 12/31/2008	$18.19215	$8.89797	0
01/01/2009 to 12/31/2009	$8.89797	$12.99675	0
01/01/2010 to 12/31/2010	$12.99675	$15.31064	0
01/01/2011 to 12/31/2011	$15.31064	$12.74029	0
01/01/2012 to 12/31/2012	$12.74029	$12.91003	0
01/01/2013 to 12/31/2013	$12.91003	$14.56784	0
01/01/2014 to 12/31/2014	$14.56784	$13.05591	0
01/01/2015 to 12/31/2015	$13.05591	$10.31008	0
01/01/2016 to 12/31/2016	$10.31008	$12.56588	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2007 to 12/31/2007	$9.77542	$10.48123	0
01/01/2008 to 12/31/2008	$10.48123	$10.00096	0
01/01/2009 to 12/31/2009	$10.00096	$10.96586	0
01/01/2010 to 12/31/2010	$10.96586	$11.34046	0
01/01/2011 to 12/31/2011	$11.34046	$11.54872	0
01/01/2012 to 12/31/2012	$11.54872	$11.88441	0
01/01/2013 to 12/31/2013	$11.88441	$11.18657	0
01/01/2014 to 12/31/2014	$11.18657	$11.00133	0
01/01/2015 to 12/31/2015	$11.00133	$10.26238	0
01/01/2016 to 12/31/2016	$10.26238	$10.47441	0
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
01/01/2007 to 12/31/2007	$12.69696	$12.56242	0
01/01/2008 to 12/31/2008	$12.56242	$7.70297	0
01/01/2009 to 12/31/2009	$7.70297	$8.90897	0
01/01/2010 to 12/31/2010	$8.90897	$9.79708	0
01/01/2011 to 12/31/2011	$9.79708	$9.53469	0
01/01/2012 to 12/31/2012	$9.53469	$10.57417	0
01/01/2013 to 12/31/2013	$10.57417	$13.92281	0
01/01/2014 to 12/31/2014	$13.92281	$13.82856	0
01/01/2015 to 12/31/2015	$13.82856	$12.70406	0
01/01/2016 to 12/31/2016	$12.70406	$13.18650	0
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.51347	$11.56862	0
01/01/2008 to 12/31/2008	$11.56862	$7.00032	0
01/01/2009 to 12/31/2009	$7.00032	$9.50836	0
01/01/2010 to 12/31/2010	$9.50836	$11.49463	0
01/01/2011 to 12/31/2011	$11.49463	$10.85406	0
01/01/2012 to 12/31/2012	$10.85406	$12.56906	0
01/01/2013 to 12/31/2013	$12.56906	$16.27725	0
01/01/2014 to 12/31/2014	$16.27725	$18.30203	0
01/01/2015 to 12/31/2015	$18.30203	$16.71631	0
01/01/2016 to 12/31/2016	$16.71631	$18.63749	0
AST Wellington Management Hedged Equity Portfolio
01/01/2007 to 12/31/2007	$11.30662	$12.11353	0
01/01/2008 to 12/31/2008	$12.11353	$6.83224	0
01/01/2009 to 12/31/2009	$6.83224	$8.58160	0
01/01/2010 to 12/31/2010	$8.58160	$9.62121	0
01/01/2011 to 12/31/2011	$9.62121	$9.08459	2,223
01/01/2012 to 12/31/2012	$9.08459	$9.86225	4,081
01/01/2013 to 12/31/2013	$9.86225	$11.62287	59,005
01/01/2014 to 12/31/2014	$11.62287	$11.99269	68,303
01/01/2015 to 12/31/2015	$11.99269	$11.65454	58,068
01/01/2016 to 12/31/2016	$11.65454	$12.14240	58,035
AST Western Asset Core Plus Bond Portfolio
11/19/2007* to 12/31/2007	$9.99817	$9.97260	0
01/01/2008 to 12/31/2008	$9.97260	$9.24479	0
01/01/2009 to 12/31/2009	$9.24479	$10.09286	0
01/01/2010 to 12/31/2010	$10.09286	$10.64051	0
01/01/2011 to 12/31/2011	$10.64051	$11.03361	0
01/01/2012 to 12/31/2012	$11.03361	$11.63787	0
01/01/2013 to 12/31/2013	$11.63787	$11.21185	0
01/01/2014 to 12/31/2014	$11.21185	$11.75439	0
01/01/2015 to 12/31/2015	$11.75439	$11.63783	0
01/01/2016 to 12/31/2016	$11.63783	$11.96851	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07796	$6.61789	61,258
01/01/2009 to 12/31/2009	$6.61789	$8.41819	104,719
01/01/2010 to 12/31/2010	$8.41819	$9.07616	130,503
01/01/2011 to 12/31/2011	$9.07616	$8.72845	149,496
01/01/2012 to 09/21/2012	$8.72845	$9.73895	0
ProFund VP Consumer Goods Portfolio
05/01/2008* to 12/31/2008	$10.08884	$7.64224	0
01/01/2009 to 12/31/2009	$7.64224	$9.08601	0
01/01/2010 to 12/31/2010	$9.08601	$10.42895	0
01/01/2011 to 12/31/2011	$10.42895	$10.90842	0
01/01/2012 to 12/31/2012	$10.90842	$11.82635	0
01/01/2013 to 12/31/2013	$11.82635	$14.85707	0
01/01/2014 to 12/31/2014	$14.85707	$16.01623	0
01/01/2015 to 12/31/2015	$16.01623	$16.31591	0
01/01/2016 to 12/31/2016	$16.31591	$16.52321	0
ProFund VP Consumer Services
05/01/2008* to 12/31/2008	$10.26785	$7.01551	0
01/01/2009 to 12/31/2009	$7.01551	$8.97465	0
01/01/2010 to 12/31/2010	$8.97465	$10.65472	0
01/01/2011 to 12/31/2011	$10.65472	$10.99375	0
01/01/2012 to 12/31/2012	$10.99375	$13.12731	0
01/01/2013 to 12/31/2013	$13.12731	$17.95726	0
01/01/2014 to 12/31/2014	$17.95726	$19.75046	0
01/01/2015 to 12/31/2015	$19.75046	$20.22166	0
01/01/2016 to 12/31/2016	$20.22166	$20.60562	0
ProFund VP Financials
05/01/2008* to 12/31/2008	$10.38554	$5.25170	0
01/01/2009 to 12/31/2009	$5.25170	$5.90700	0
01/01/2010 to 12/31/2010	$5.90700	$6.40853	0
01/01/2011 to 12/31/2011	$6.40853	$5.40074	0
01/01/2012 to 12/31/2012	$5.40074	$6.58774	0
01/01/2013 to 12/31/2013	$6.58774	$8.50951	0
01/01/2014 to 12/31/2014	$8.50951	$9.39731	0
01/01/2015 to 12/31/2015	$9.39731	$9.05315	0
01/01/2016 to 12/31/2016	$9.05315	$10.21088	0
ProFund VP Health Care
05/01/2008* to 12/31/2008	$10.15177	$8.30434	0
01/01/2009 to 12/31/2009	$8.30434	$9.70984	0
01/01/2010 to 12/31/2010	$9.70984	$9.76625	0
01/01/2011 to 12/31/2011	$9.76625	$10.51768	0
01/01/2012 to 12/31/2012	$10.51768	$12.07599	0
01/01/2013 to 12/31/2013	$12.07599	$16.50590	0
01/01/2014 to 12/31/2014	$16.50590	$19.96848	0
01/01/2015 to 12/31/2015	$19.96848	$20.50997	0
01/01/2016 to 12/31/2016	$20.50997	$19.24673	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ProFund VP Industrials
05/01/2008* to 12/31/2008	$10.16527	$6.07345	0
01/01/2009 to 12/31/2009	$6.07345	$7.37123	0
01/01/2010 to 12/31/2010	$7.37123	$8.92120	0
01/01/2011 to 12/31/2011	$8.92120	$8.56951	0
01/01/2012 to 12/31/2012	$8.56951	$9.70472	0
01/01/2013 to 12/31/2013	$9.70472	$13.11591	0
01/01/2014 to 12/31/2014	$13.11591	$13.54273	0
01/01/2015 to 12/31/2015	$13.54273	$12.79165	0
01/01/2016 to 12/31/2016	$12.79165	$14.70613	0
ProFund VP Large-Cap Growth
05/01/2008* to 12/31/2008	$10.11050	$6.69076	0
01/01/2009 to 12/31/2009	$6.69076	$8.48914	0
01/01/2010 to 12/31/2010	$8.48914	$9.39705	0
01/01/2011 to 12/31/2011	$9.39705	$9.47832	0
01/01/2012 to 12/31/2012	$9.47832	$10.44818	0
01/01/2013 to 12/31/2013	$10.44818	$13.35180	0
01/01/2014 to 12/31/2014	$13.35180	$14.74615	0
01/01/2015 to 12/31/2015	$14.74615	$14.96345	0
01/01/2016 to 12/31/2016	$14.96345	$15.36891	0
ProFund VP Large-Cap Value
05/01/2008* to 12/31/2008	$10.24128	$6.24766	0
01/01/2009 to 12/31/2009	$6.24766	$7.29948	0
01/01/2010 to 12/31/2010	$7.29948	$8.05941	0
01/01/2011 to 12/31/2011	$8.05941	$7.78165	0
01/01/2012 to 12/31/2012	$7.78165	$8.78364	0
01/01/2013 to 12/31/2013	$8.78364	$11.15841	0
01/01/2014 to 12/31/2014	$11.15841	$12.05592	0
01/01/2015 to 12/31/2015	$12.05592	$11.23229	0
01/01/2016 to 12/31/2016	$11.23229	$12.68099	0
ProFund VP Mid-Cap Growth
05/01/2008* to 12/31/2008	$10.07228	$6.17594	0
01/01/2009 to 12/31/2009	$6.17594	$8.35444	0
01/01/2010 to 12/31/2010	$8.35444	$10.49265	0
01/01/2011 to 12/31/2011	$10.49265	$9.96515	0
01/01/2012 to 12/31/2012	$9.96515	$11.24447	0
01/01/2013 to 12/31/2013	$11.24447	$14.35405	0
01/01/2014 to 12/31/2014	$14.35405	$14.86518	0
01/01/2015 to 12/31/2015	$14.86518	$14.57928	0
01/01/2016 to 12/31/2016	$14.57928	$16.09526	0
ProFund VP Mid-Cap Value
05/01/2008* to 12/31/2008	$10.18826	$6.43929	0
01/01/2009 to 12/31/2009	$6.43929	$8.24187	0
01/01/2010 to 12/31/2010	$8.24187	$9.70911	0
01/01/2011 to 12/31/2011	$9.70911	$9.12308	0
01/01/2012 to 12/31/2012	$9.12308	$10.39978	0
01/01/2013 to 12/31/2013	$10.39978	$13.44206	0
01/01/2014 to 12/31/2014	$13.44206	$14.48517	0
01/01/2015 to 12/31/2015	$14.48517	$13.00124	0
01/01/2016 to 12/31/2016	$13.00124	$15.81107	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ProFund VP Real Estate
05/01/2008* to 12/31/2008	$10.25876	$5.49689	0
01/01/2009 to 12/31/2009	$5.49689	$6.87569	0
01/01/2010 to 12/31/2010	$6.87569	$8.38477	0
01/01/2011 to 12/31/2011	$8.38477	$8.59019	0
01/01/2012 to 12/31/2012	$8.59019	$9.84334	0
01/01/2013 to 12/31/2013	$9.84334	$9.63552	0
01/01/2014 to 12/31/2014	$9.63552	$11.78102	0
01/01/2015 to 12/31/2015	$11.78102	$11.55914	0
01/01/2016 to 12/31/2016	$11.55914	$11.95270	0
ProFund VP Small-Cap Growth
05/01/2008* to 12/31/2008	$10.11340	$6.78354	0
01/01/2009 to 12/31/2009	$6.78354	$8.37044	0
01/01/2010 to 12/31/2010	$8.37044	$10.29229	0
01/01/2011 to 12/31/2011	$10.29229	$10.19515	0
01/01/2012 to 12/31/2012	$10.19515	$11.21492	0
01/01/2013 to 12/31/2013	$11.21492	$15.40227	0
01/01/2014 to 12/31/2014	$15.40227	$15.39057	0
01/01/2015 to 12/31/2015	$15.39057	$15.22832	0
01/01/2016 to 12/31/2016	$15.22832	$17.90778	0
ProFund VP Small-Cap Value
05/01/2008* to 12/31/2008	$10.22840	$7.15156	0
01/01/2009 to 12/31/2009	$7.15156	$8.42108	0
01/01/2010 to 12/31/2010	$8.42108	$10.05617	0
01/01/2011 to 12/31/2011	$10.05617	$9.43173	0
01/01/2012 to 12/31/2012	$9.43173	$10.71406	0
01/01/2013 to 12/31/2013	$10.71406	$14.42611	0
01/01/2014 to 12/31/2014	$14.42611	$14.92894	0
01/01/2015 to 12/31/2015	$14.92894	$13.39167	0
01/01/2016 to 12/31/2016	$13.39167	$16.86677	0
ProFund VP Telecommunications
05/01/2008* to 12/31/2008	$10.27798	$7.24083	0
01/01/2009 to 12/31/2009	$7.24083	$7.59983	0
01/01/2010 to 12/31/2010	$7.59983	$8.59861	0
01/01/2011 to 12/31/2011	$8.59861	$8.56679	0
01/01/2012 to 12/31/2012	$8.56679	$9.76181	0
01/01/2013 to 12/31/2013	$9.76181	$10.69926	0
01/01/2014 to 12/31/2014	$10.69926	$10.52305	0
01/01/2015 to 12/31/2015	$10.52305	$10.44809	0
01/01/2016 to 12/31/2016	$10.44809	$12.43194	0
ProFund VP Utilities
05/01/2008* to 12/31/2008	$10.09843	$7.18768	0
01/01/2009 to 12/31/2009	$7.18768	$7.78417	0
01/01/2010 to 12/31/2010	$7.78417	$8.06597	0
01/01/2011 to 12/31/2011	$8.06597	$9.27014	0
01/01/2012 to 12/31/2012	$9.27014	$9.07852	0
01/01/2013 to 12/31/2013	$9.07852	$10.06075	0
01/01/2014 to 12/31/2014	$10.06075	$12.38637	0
01/01/2015 to 12/31/2015	$12.38637	$11.33814	0
01/01/2016 to 12/31/2016	$11.33814	$12.76114	0
*Denotes the start date of these sub-accounts

PREMIER L SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV 80 bps (2.30%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.77136	$9.45889	4,634,630
01/01/2010 to 12/31/2010	$9.45889	$10.35258	5,137,364
01/01/2011 to 12/31/2011	$10.35258	$9.85110	4,511,499
01/01/2012 to 12/31/2012	$9.85110	$10.83936	4,512,237
01/01/2013 to 12/31/2013	$10.83936	$11.65248	3,980,717
01/01/2014 to 12/31/2014	$11.65248	$11.82550	3,583,697
01/01/2015 to 12/31/2015	$11.82550	$11.18749	3,008,438
01/01/2016 to 12/31/2016	$11.18749	$11.62937	2,626,719
AST Advanced Strategies Portfolio
05/01/2009 to 12/31/2009	$7.78104	$9.61143	1,777,502
01/01/2010 to 12/31/2010	$9.61143	$10.68319	2,019,590
01/01/2011 to 12/31/2011	$10.68319	$10.45514	1,914,200
01/01/2012 to 12/31/2012	$10.45514	$11.61448	2,135,086
01/01/2013 to 12/31/2013	$11.61448	$13.23315	2,097,823
01/01/2014 to 12/31/2014	$13.23315	$13.72573	1,972,645
01/01/2015 to 12/31/2015	$13.72573	$13.52487	1,805,559
01/01/2016 to 12/31/2016	$13.52487	$14.16099	1,685,939
AST American Century Income & Growth Portfolio
05/01/2009 to 12/31/2009	$6.81667	$8.42035	31,911
01/01/2010 to 12/31/2010	$8.42035	$9.37086	45,310
01/01/2011 to 12/31/2011	$9.37086	$9.48765	45,137
01/01/2012 to 05/04/2012	$9.48765	$10.28723	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99813	$11.58891	0
01/01/2014 to 12/31/2014	$11.58891	$12.82025	0
01/01/2015 to 12/31/2015	$12.82025	$12.74839	0
01/01/2016 to 12/31/2016	$12.74839	$13.79631	0
AST Balanced Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$8.08500	$9.70059	3,064,712
01/01/2010 to 12/31/2010	$9.70059	$10.65023	3,948,773
01/01/2011 to 12/31/2011	$10.65023	$10.28464	3,425,837
01/01/2012 to 12/31/2012	$10.28464	$11.30707	3,544,040
01/01/2013 to 12/31/2013	$11.30707	$13.00353	3,396,895
01/01/2014 to 12/31/2014	$13.00353	$13.54010	2,787,943
01/01/2015 to 12/31/2015	$13.54010	$13.29865	2,639,562
01/01/2016 to 12/31/2016	$13.29865	$13.81917	2,492,144
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99751	$9.12885	80,984
01/01/2012 to 12/31/2012	$9.12885	$9.98474	84,304
01/01/2013 to 12/31/2013	$9.98474	$10.81958	174,559
01/01/2014 to 12/31/2014	$10.81958	$11.09402	143,374
01/01/2015 to 12/31/2015	$11.09402	$10.51910	147,244
01/01/2016 to 12/31/2016	$10.51910	$10.99888	111,742
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99813	$10.45656	16,940
01/01/2014 to 12/31/2014	$10.45656	$10.58720	30,363
01/01/2015 to 12/31/2015	$10.58720	$10.37734	51,761
01/01/2016 to 12/31/2016	$10.37734	$10.78849	51,697

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
05/01/2009 to 12/31/2009	$10.77261	$11.29002	29,049
01/01/2010 to 12/31/2010	$11.29002	$11.46655	31,539
01/01/2011 to 12/31/2011	$11.46655	$11.46118	35,983
01/01/2012 to 12/31/2012	$11.46118	$11.72899	37,863
01/01/2013 to 12/31/2013	$11.72899	$11.21591	74,755
01/01/2014 to 12/31/2014	$11.21591	$10.95294	27,047
01/01/2015 to 12/31/2015	$10.95294	$10.75838	16,357
01/01/2016 to 12/31/2016	$10.75838	$10.68907	27,384
AST BlackRock/Loomis Sayles Bond Portfolio
05/01/2009 to 12/31/2009	$10.69261	$11.82223	353,561
01/01/2010 to 12/31/2010	$11.82223	$12.44845	853,716
01/01/2011 to 12/31/2011	$12.44845	$12.55575	603,368
01/01/2012 to 12/31/2012	$12.55575	$13.41715	665,696
01/01/2013 to 12/31/2013	$13.41715	$12.87458	559,958
01/01/2014 to 12/31/2014	$12.87458	$13.11750	482,999
01/01/2015 to 12/31/2015	$13.11750	$12.55226	426,762
01/01/2016 to 12/31/2016	$12.55226	$12.78941	401,399
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14490	$10.29213	0
01/01/2010 to 12/31/2010	$10.29213	$11.44159	5,126
01/01/2011 to 12/31/2011	$11.44159	$10.52792	6,183
01/01/2012 to 12/31/2012	$10.52792	$11.65274	7,894
01/01/2013 to 12/31/2013	$11.65274	$14.97096	5,034
01/01/2014 to 12/31/2014	$14.97096	$16.13666	4,729
01/01/2015 to 12/31/2015	$16.13666	$15.02217	6,501
01/01/2016 to 12/31/2016	$15.02217	$16.70362	6,184
AST Capital Growth Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.58366	$9.28814	5,711,545
01/01/2010 to 12/31/2010	$9.28814	$10.29386	6,530,490
01/01/2011 to 12/31/2011	$10.29386	$9.81857	5,407,760
01/01/2012 to 12/31/2012	$9.81857	$10.91458	5,748,233
01/01/2013 to 12/31/2013	$10.91458	$13.08906	6,008,938
01/01/2014 to 12/31/2014	$13.08906	$13.68977	5,613,179
01/01/2015 to 12/31/2015	$13.68977	$13.45328	5,170,247
01/01/2016 to 12/31/2016	$13.45328	$14.05054	4,629,697
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99813	$11.60230	60,708
01/01/2014 to 12/31/2014	$11.60230	$12.88496	65,602
01/01/2015 to 12/31/2015	$12.88496	$12.14530	44,083
01/01/2016 to 12/31/2016	$12.14530	$13.64122	46,861
AST Cohen & Steers Realty Portfolio
05/01/2009 to 12/31/2009	$6.79233	$10.23905	13,457
01/01/2010 to 12/31/2010	$10.23905	$12.88076	18,915
01/01/2011 to 12/31/2011	$12.88076	$13.42144	29,148
01/01/2012 to 12/31/2012	$13.42144	$15.13273	30,903
01/01/2013 to 12/31/2013	$15.13273	$15.25591	37,076
01/01/2014 to 12/31/2014	$15.25591	$19.52324	37,677
01/01/2015 to 12/31/2015	$19.52324	$20.00868	23,499
01/01/2016 to 12/31/2016	$20.00868	$20.50180	28,934
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99813	$9.64906	0
01/01/2014 to 12/31/2014	$9.64906	$9.91332	0
01/01/2015 to 12/31/2015	$9.91332	$9.68098	5,472
01/01/2016 to 12/31/2016	$9.68098	$9.89620	32,721

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST FI Pyramis® Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.43009	$8.85972	106,110
01/01/2010 to 12/31/2010	$8.85972	$9.81450	239,549
01/01/2011 to 12/31/2011	$9.81450	$9.35692	186,134
01/01/2012 to 12/31/2012	$9.35692	$10.39334	233,489
01/01/2013 to 12/31/2013	$10.39334	$12.11275	300,513
01/01/2014 to 12/31/2014	$12.11275	$12.51742	288,795
01/01/2015 to 10/16/2015	$12.51742	$12.42625	0
AST FI Pyramis® Quantitative Portfolio
05/01/2009 to 12/31/2009	$7.06217	$8.66215	970,053
01/01/2010 to 12/31/2010	$8.66215	$9.68378	1,094,089
01/01/2011 to 12/31/2011	$9.68378	$9.32398	998,738
01/01/2012 to 12/31/2012	$9.32398	$10.08333	1,031,065
01/01/2013 to 12/31/2013	$10.08333	$11.31154	1,005,330
01/01/2014 to 12/31/2014	$11.31154	$11.40557	895,614
01/01/2015 to 12/31/2015	$11.40557	$11.25953	810,849
01/01/2016 to 12/31/2016	$11.25953	$11.47513	706,674
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99814	$10.70381	1,597,720
01/01/2013 to 12/31/2013	$10.70381	$13.02381	1,551,039
01/01/2014 to 12/31/2014	$13.02381	$13.13555	1,415,550
01/01/2015 to 10/16/2015	$13.13555	$12.52555	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99813	$10.77163	51,227
01/01/2014 to 12/31/2014	$10.77163	$10.79879	57,889
01/01/2015 to 10/16/2015	$10.79879	$10.25800	0
AST Global Real Estate Portfolio
05/01/2009 to 12/31/2009	$5.70322	$8.05116	11,445
01/01/2010 to 12/31/2010	$8.05116	$9.46002	24,643
01/01/2011 to 12/31/2011	$9.46002	$8.78163	19,788
01/01/2012 to 12/31/2012	$8.78163	$10.88468	22,310
01/01/2013 to 12/31/2013	$10.88468	$11.10256	34,587
01/01/2014 to 12/31/2014	$11.10256	$12.36411	22,255
01/01/2015 to 12/31/2015	$12.36411	$12.07532	19,929
01/01/2016 to 12/31/2016	$12.07532	$11.91011	15,062
AST Goldman Sachs Concentrated Growth Portfolio
05/01/2009 to 12/31/2009	$8.56640	$10.93431	43,192
01/01/2010 to 12/31/2010	$10.93431	$11.78814	53,396
01/01/2011 to 12/31/2011	$11.78814	$11.06745	52,648
01/01/2012 to 12/31/2012	$11.06745	$12.95645	58,705
01/01/2013 to 12/31/2013	$12.95645	$16.43180	91,973
01/01/2014 to 02/07/2014	$16.43180	$16.15486	0
AST Goldman Sachs Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$6.74995	$8.12654	39,583
01/01/2010 to 12/31/2010	$8.12654	$8.96759	72,779
01/01/2011 to 12/31/2011	$8.96759	$8.28237	36,851
01/01/2012 to 12/31/2012	$8.28237	$9.68809	42,794
01/01/2013 to 12/31/2013	$9.68809	$12.64699	91,383
01/01/2014 to 12/31/2014	$12.64699	$13.98609	72,433
01/01/2015 to 12/31/2015	$13.98609	$13.03987	238,166
01/01/2016 to 12/31/2016	$13.03987	$14.21864	216,033

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$8.46701	$11.33587	50,108
01/01/2010 to 12/31/2010	$11.33587	$13.27803	74,901
01/01/2011 to 12/31/2011	$13.27803	$12.59342	48,591
01/01/2012 to 12/31/2012	$12.59342	$14.72440	80,352
01/01/2013 to 12/31/2013	$14.72440	$19.02687	82,634
01/01/2014 to 12/31/2014	$19.02687	$20.74304	77,925
01/01/2015 to 12/31/2015	$20.74304	$19.12377	103,517
01/01/2016 to 12/31/2016	$19.12377	$19.00229	109,615
AST Goldman Sachs Multi-Asset Portfolio
05/01/2009 to 12/31/2009	$7.74207	$9.14789	502,973
01/01/2010 to 12/31/2010	$9.14789	$9.97940	724,144
01/01/2011 to 12/31/2011	$9.97940	$9.70594	638,997
01/01/2012 to 12/31/2012	$9.70594	$10.44837	664,544
01/01/2013 to 12/31/2013	$10.44837	$11.21657	657,922
01/01/2014 to 12/31/2014	$11.21657	$11.40747	634,353
01/01/2015 to 12/31/2015	$11.40747	$11.04951	519,499
01/01/2016 to 12/31/2016	$11.04951	$11.36932	426,748
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.37800	$9.44641	10,566
01/01/2010 to 12/31/2010	$9.44641	$11.70578	19,745
01/01/2011 to 12/31/2011	$11.70578	$11.59196	19,295
01/01/2012 to 12/31/2012	$11.59196	$13.10878	22,555
01/01/2013 to 12/31/2013	$13.10878	$17.78780	61,133
01/01/2014 to 12/31/2014	$17.78780	$18.63957	67,519
01/01/2015 to 12/31/2015	$18.63957	$17.21927	42,295
01/01/2016 to 12/31/2016	$17.21927	$20.92536	27,323
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
05/01/2009 to 12/31/2009	$10.38695	$10.23676	21,842
01/01/2010 to 12/31/2010	$10.23676	$10.00912	68,352
01/01/2011 to 12/31/2011	$10.00912	$9.78655	141,326
01/01/2012 to 12/31/2012	$9.78655	$9.56663	94,510
01/01/2013 to 12/31/2013	$9.56663	$9.35158	42,614
01/01/2014 to 12/31/2014	$9.35158	$9.14136	46,699
01/01/2015 to 12/31/2015	$9.14136	$8.93571	32,145
01/01/2016 to 12/31/2016	$8.93571	$8.73547	50,354
AST High Yield Portfolio
05/01/2009 to 12/31/2009	$8.19007	$10.22092	18,211
01/01/2010 to 12/31/2010	$10.22092	$11.33996	28,487
01/01/2011 to 12/31/2011	$11.33996	$11.43711	24,583
01/01/2012 to 12/31/2012	$11.43711	$12.73073	28,637
01/01/2013 to 12/31/2013	$12.73073	$13.33806	27,634
01/01/2014 to 12/31/2014	$13.33806	$13.37164	25,909
01/01/2015 to 12/31/2015	$13.37164	$12.60512	22,883
01/01/2016 to 12/31/2016	$12.60512	$14.21951	19,378
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$6.09303	$7.70055	7,953
01/01/2010 to 12/31/2010	$7.70055	$8.51795	4,112
01/01/2011 to 12/31/2011	$8.51795	$7.97841	2,793
01/01/2012 to 12/31/2012	$7.97841	$9.11568	2,856
01/01/2013 to 12/31/2013	$9.11568	$12.46280	31,071
01/01/2014 to 12/31/2014	$12.46280	$13.85728	38,880
01/01/2015 to 12/31/2015	$13.85728	$12.48421	28,976
01/01/2016 to 12/31/2016	$12.48421	$14.63112	22,999

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST International Growth Portfolio
05/01/2009 to 12/31/2009	$6.05136	$7.90775	34,217
01/01/2010 to 12/31/2010	$7.90775	$8.85072	40,087
01/01/2011 to 12/31/2011	$8.85072	$7.53378	30,791
01/01/2012 to 12/31/2012	$7.53378	$8.86389	37,956
01/01/2013 to 12/31/2013	$8.86389	$10.31589	37,684
01/01/2014 to 12/31/2014	$10.31589	$9.52677	37,774
01/01/2015 to 12/31/2015	$9.52677	$9.60572	34,308
01/01/2016 to 12/31/2016	$9.60572	$9.03541	30,878
AST International Value Portfolio
05/01/2009 to 12/31/2009	$6.72862	$8.70312	26,080
01/01/2010 to 12/31/2010	$8.70312	$9.45037	37,505
01/01/2011 to 12/31/2011	$9.45037	$8.07874	25,333
01/01/2012 to 12/31/2012	$8.07874	$9.21373	32,623
01/01/2013 to 12/31/2013	$9.21373	$10.75994	33,814
01/01/2014 to 12/31/2014	$10.75994	$9.81286	31,209
01/01/2015 to 12/31/2015	$9.81286	$9.67056	32,612
01/01/2016 to 12/31/2016	$9.67056	$9.50854	38,375
AST Investment Grade Bond Portfolio
05/01/2009* to 12/31/2009	$9.98124	$10.83253	1,635
01/01/2010 to 12/31/2010	$10.83253	$11.73376	6,091
01/01/2011 to 12/31/2011	$11.73376	$12.89793	3,863,808
01/01/2012 to 12/31/2012	$12.89793	$13.79278	1,572,043
01/01/2013 to 12/31/2013	$13.79278	$13.05358	429,073
01/01/2014 to 12/31/2014	$13.05358	$13.61868	538,817
01/01/2015 to 12/31/2015	$13.61868	$13.46870	1,832,543
01/01/2016 to 12/31/2016	$13.46870	$13.72014	2,232,963
AST J.P. Morgan Global Thematic Portfolio
05/01/2009 to 12/31/2009	$7.22661	$8.80420	492,765
01/01/2010 to 12/31/2010	$8.80420	$9.79553	752,454
01/01/2011 to 12/31/2011	$9.79553	$9.52105	590,661
01/01/2012 to 12/31/2012	$9.52105	$10.57078	712,315
01/01/2013 to 12/31/2013	$10.57078	$12.01556	772,774
01/01/2014 to 12/31/2014	$12.01556	$12.49292	733,956
01/01/2015 to 12/31/2015	$12.49292	$12.08400	707,422
01/01/2016 to 12/31/2016	$12.08400	$12.42930	647,721
AST J.P. Morgan International Equity Portfolio
05/01/2009 to 12/31/2009	$7.72894	$10.35804	142,828
01/01/2010 to 12/31/2010	$10.35804	$10.85122	97,893
01/01/2011 to 12/31/2011	$10.85122	$9.63698	79,641
01/01/2012 to 12/31/2012	$9.63698	$11.48382	88,347
01/01/2013 to 12/31/2013	$11.48382	$12.94997	139,829
01/01/2014 to 12/31/2014	$12.94997	$11.85292	132,671
01/01/2015 to 12/31/2015	$11.85292	$11.26253	116,224
01/01/2016 to 12/31/2016	$11.26253	$11.22263	100,496
AST J.P. Morgan Strategic Opportunities Portfolio
05/01/2009 to 12/31/2009	$9.50670	$10.99024	491,443
01/01/2010 to 12/31/2010	$10.99024	$11.52951	515,178
01/01/2011 to 12/31/2011	$11.52951	$11.29693	465,852
01/01/2012 to 12/31/2012	$11.29693	$12.22630	488,641
01/01/2013 to 12/31/2013	$12.22630	$13.27000	471,230
01/01/2014 to 12/31/2014	$13.27000	$13.67845	432,935
01/01/2015 to 12/31/2015	$13.67845	$13.34643	363,490
01/01/2016 to 12/31/2016	$13.34643	$13.54783	326,709

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08352	$10.28234	0
01/01/2010 to 12/31/2010	$10.28234	$11.18859	12,626
01/01/2011 to 12/31/2011	$11.18859	$11.00994	4,099
01/01/2012 to 12/31/2012	$11.00994	$12.39649	4,790
01/01/2013 to 12/31/2013	$12.39649	$16.54020	3,186
01/01/2014 to 12/31/2014	$16.54020	$17.70496	3,105
01/01/2015 to 12/31/2015	$17.70496	$19.14731	5,461
01/01/2016 to 12/31/2016	$19.14731	$18.44363	5,320
AST Loomis Sayles Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$7.03373	$8.92597	155,405
01/01/2010 to 12/31/2010	$8.92597	$10.44883	97,355
01/01/2011 to 12/31/2011	$10.44883	$10.12099	82,837
01/01/2012 to 12/31/2012	$10.12099	$11.10653	100,725
01/01/2013 to 12/31/2013	$11.10653	$14.83180	91,008
01/01/2014 to 12/31/2014	$14.83180	$16.03371	175,341
01/01/2015 to 12/31/2015	$16.03371	$17.25179	119,812
01/01/2016 to 12/31/2016	$17.25179	$17.80519	100,572
AST Lord Abbett Core Fixed Income Portfolio
05/01/2009 to 12/31/2009	$9.04118	$10.87532	24,230
01/01/2010 to 12/31/2010	$10.87532	$12.05706	31,946
01/01/2011 to 12/31/2011	$12.05706	$12.98528	41,423
01/01/2012 to 12/31/2012	$12.98528	$13.44559	55,025
01/01/2013 to 12/31/2013	$13.44559	$12.88038	39,803
01/01/2014 to 12/31/2014	$12.88038	$13.39520	62,927
01/01/2015 to 12/31/2015	$13.39520	$13.01752	27,116
01/01/2016 to 12/31/2016	$13.01752	$13.05657	22,077
AST MFS Global Equity Portfolio
05/01/2009 to 12/31/2009	$8.47709	$11.23486	57,798
01/01/2010 to 12/31/2010	$11.23486	$12.30530	124,310
01/01/2011 to 12/31/2011	$12.30530	$11.65219	67,237
01/01/2012 to 12/31/2012	$11.65219	$14.01846	113,194
01/01/2013 to 12/31/2013	$14.01846	$17.49024	130,064
01/01/2014 to 12/31/2014	$17.49024	$17.71763	123,917
01/01/2015 to 12/31/2015	$17.71763	$17.06538	124,614
01/01/2016 to 12/31/2016	$17.06538	$17.86899	139,881
AST MFS Growth Portfolio
05/01/2009 to 12/31/2009	$8.07069	$9.76781	7,646
01/01/2010 to 12/31/2010	$9.76781	$10.76895	12,348
01/01/2011 to 12/31/2011	$10.76895	$10.46467	14,878
01/01/2012 to 12/31/2012	$10.46467	$11.97661	15,312
01/01/2013 to 12/31/2013	$11.97661	$16.00478	21,911
01/01/2014 to 12/31/2014	$16.00478	$17.00761	18,794
01/01/2015 to 12/31/2015	$17.00761	$17.82712	14,334
01/01/2016 to 12/31/2016	$17.82712	$17.76025	10,499
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99814	$10.17373	0
01/01/2013 to 12/31/2013	$10.17373	$13.37657	0
01/01/2014 to 12/31/2014	$13.37657	$14.41184	5,230
01/01/2015 to 12/31/2015	$14.41184	$13.98584	5,519
01/01/2016 to 12/31/2016	$13.98584	$15.51038	10,294
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02804	$10.06016	739
01/01/2012 to 12/31/2012	$10.06016	$10.31283	10,806
01/01/2013 to 12/31/2013	$10.31283	$9.79532	0
01/01/2014 to 12/31/2014	$9.79532	$10.06817	5,345
01/01/2015 to 10/16/2015	$10.06817	$9.99269	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Neuberger Berman Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$8.55048	$10.58299	58,714
01/01/2010 to 12/31/2010	$10.58299	$13.31188	100,724
01/01/2011 to 12/31/2011	$13.31188	$13.23245	11,315
01/01/2012 to 12/31/2012	$13.23245	$14.53608	14,492
01/01/2013 to 12/31/2013	$14.53608	$18.84307	15,086
01/01/2014 to 12/31/2014	$18.84307	$19.88175	14,407
01/01/2015 to 10/16/2015	$19.88175	$20.28930	0
AST Neuberger Berman Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$6.95597	$8.43830	17,360
01/01/2010 to 12/31/2010	$8.43830	$9.92054	18,659
01/01/2011 to 04/29/2011	$9.92054	$11.10530	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$6.78418	$9.17426	90,627
01/01/2010 to 12/31/2010	$9.17426	$11.06988	85,558
01/01/2011 to 12/31/2011	$11.06988	$10.55254	65,485
01/01/2012 to 12/31/2012	$10.55254	$12.08173	104,204
01/01/2013 to 12/31/2013	$12.08173	$16.77143	156,285
01/01/2014 to 12/31/2014	$16.77143	$18.73061	143,373
01/01/2015 to 12/31/2015	$18.73061	$17.27731	118,621
01/01/2016 to 12/31/2016	$17.27731	$19.96877	103,998
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99814	$10.28113	48,057
01/01/2013 to 12/31/2013	$10.28113	$11.95086	39,921
01/01/2014 to 12/31/2014	$11.95086	$12.28242	35,666
01/01/2015 to 12/31/2015	$12.28242	$11.85721	32,327
01/01/2016 to 12/31/2016	$11.85721	$12.09208	121,037
AST Parametric Emerging Markets Equity Portfolio
05/01/2009 to 12/31/2009	$6.15570	$9.04757	181,323
01/01/2010 to 12/31/2010	$9.04757	$10.81385	328,792
01/01/2011 to 12/31/2011	$10.81385	$8.42811	104,981
01/01/2012 to 12/31/2012	$8.42811	$9.71539	134,770
01/01/2013 to 12/31/2013	$9.71539	$9.51805	170,990
01/01/2014 to 12/31/2014	$9.51805	$8.86830	166,376
01/01/2015 to 12/31/2015	$8.86830	$7.21876	111,108
01/01/2016 to 12/31/2016	$7.21876	$7.92914	78,053
AST Preservation Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$8.98180	$10.39060	1,642,238
01/01/2010 to 12/31/2010	$10.39060	$11.23093	1,684,823
01/01/2011 to 12/31/2011	$11.23093	$11.08818	1,648,105
01/01/2012 to 12/31/2012	$11.08818	$11.96291	1,806,643
01/01/2013 to 12/31/2013	$11.96291	$12.77116	1,623,563
01/01/2014 to 12/31/2014	$12.77116	$13.20504	1,494,637
01/01/2015 to 12/31/2015	$13.20504	$12.92658	1,324,645
01/01/2016 to 12/31/2016	$12.92658	$13.33482	1,221,571
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01805	$10.06005	1,282
01/01/2012 to 12/31/2012	$10.06005	$10.53264	1,648
01/01/2013 to 12/31/2013	$10.53264	$10.05767	112,440
01/01/2014 to 12/31/2014	$10.05767	$10.42743	109,431
01/01/2015 to 12/31/2015	$10.42743	$10.16564	45,105
01/01/2016 to 12/31/2016	$10.16564	$10.35587	5,464

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
05/01/2009 to 12/31/2009	$6.66739	$8.10732	1,532,700
01/01/2010 to 12/31/2010	$8.10732	$9.43250	1,911,779
01/01/2011 to 12/31/2011	$9.43250	$8.64767	1,594,603
01/01/2012 to 12/31/2012	$8.64767	$9.54508	1,783,198
01/01/2013 to 12/31/2013	$9.54508	$10.91902	1,446,643
01/01/2014 to 12/31/2014	$10.91902	$11.65528	1,396,560
01/01/2015 to 12/31/2015	$11.65528	$11.32346	2,405,897
01/01/2016 to 12/31/2016	$11.32346	$12.18680	2,168,015
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99813	$11.62837	0
01/01/2014 to 12/31/2014	$11.62837	$13.09935	0
01/01/2015 to 12/31/2015	$13.09935	$13.00241	0
01/01/2016 to 12/31/2016	$13.00241	$14.09060	0
AST QMA US Equity Alpha Portfolio
05/01/2009 to 12/31/2009	$6.38701	$8.10701	36,891
01/01/2010 to 12/31/2010	$8.10701	$9.11744	54,039
01/01/2011 to 12/31/2011	$9.11744	$9.22101	34,037
01/01/2012 to 12/31/2012	$9.22101	$10.70831	40,383
01/01/2013 to 12/31/2013	$10.70831	$13.86199	57,740
01/01/2014 to 12/31/2014	$13.86199	$15.88287	47,998
01/01/2015 to 12/31/2015	$15.88287	$16.00374	38,376
01/01/2016 to 12/31/2016	$16.00374	$17.96739	41,697
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99813	$8.86352	0
01/01/2012 to 12/31/2012	$8.86352	$9.80389	0
01/01/2013 to 12/31/2013	$9.80389	$11.73000	0
01/01/2014 to 12/31/2014	$11.73000	$12.21170	0
01/01/2015 to 12/31/2015	$12.21170	$11.95509	36,141
01/01/2016 to 12/31/2016	$11.95509	$12.42572	21,542
AST RCM World Trends Portfolio
05/01/2009 to 12/31/2009	$7.43108	$8.82485	737,299
01/01/2010 to 12/31/2010	$8.82485	$9.65463	1,444,005
01/01/2011 to 12/31/2011	$9.65463	$9.26641	1,175,865
01/01/2012 to 12/31/2012	$9.26641	$9.98915	1,264,108
01/01/2013 to 12/31/2013	$9.98915	$10.97919	1,082,425
01/01/2014 to 12/31/2014	$10.97919	$11.28386	1,011,129
01/01/2015 to 12/31/2015	$11.28386	$11.01184	872,108
01/01/2016 to 12/31/2016	$11.01184	$11.28308	784,935
AST Schroders Global Tactical Portfolio
05/01/2009 to 12/31/2009	$6.74440	$8.27102	539,801
01/01/2010 to 12/31/2010	$8.27102	$9.24479	1,143,600
01/01/2011 to 12/31/2011	$9.24479	$8.82135	769,975
01/01/2012 to 12/31/2012	$8.82135	$9.99402	986,280
01/01/2013 to 12/31/2013	$9.99402	$11.53373	1,100,674
01/01/2014 to 12/31/2014	$11.53373	$11.88687	1,085,434
01/01/2015 to 12/31/2015	$11.88687	$11.55656	1,717,374
01/01/2016 to 12/31/2016	$11.55656	$12.06757	1,462,282
AST Schroders Multi-Asset World Strategies Portfolio
05/01/2009 to 12/31/2009	$8.11341	$9.95586	897,972
01/01/2010 to 12/31/2010	$9.95586	$10.88156	1,422,432
01/01/2011 to 12/31/2011	$10.88156	$10.27765	1,103,568
01/01/2012 to 12/31/2012	$10.27765	$11.16511	1,197,387
01/01/2013 to 12/31/2013	$11.16511	$12.48579	1,149,605
01/01/2014 to 12/31/2014	$12.48579	$12.57570	885,007
01/01/2015 to 10/16/2015	$12.57570	$12.17270	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
05/01/2009 to 12/31/2009	$7.13483	$9.27013	13,008
01/01/2010 to 12/31/2010	$9.27013	$12.01118	17,888
01/01/2011 to 12/31/2011	$12.01118	$10.20193	29,595
01/01/2012 to 12/31/2012	$10.20193	$11.97389	31,151
01/01/2013 to 12/31/2013	$11.97389	$16.48166	60,143
01/01/2014 to 12/31/2014	$16.48166	$16.90710	50,003
01/01/2015 to 12/31/2015	$16.90710	$16.74749	35,438
01/01/2016 to 12/31/2016	$16.74749	$17.63221	26,957
AST Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$6.56087	$8.59961	59,475
01/01/2010 to 12/31/2010	$8.59961	$11.46782	35,079
01/01/2011 to 12/31/2011	$11.46782	$11.10068	27,464
01/01/2012 to 12/31/2012	$11.10068	$12.17187	46,563
01/01/2013 to 12/31/2013	$12.17187	$16.08335	50,452
01/01/2014 to 12/31/2014	$16.08335	$16.32209	48,610
01/01/2015 to 12/31/2015	$16.32209	$16.08047	40,481
01/01/2016 to 12/31/2016	$16.08047	$17.61819	35,372
AST Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.54854	$9.78101	9,018
01/01/2010 to 12/31/2010	$9.78101	$12.04659	9,707
01/01/2011 to 12/31/2011	$12.04659	$11.07233	7,017
01/01/2012 to 12/31/2012	$11.07233	$12.78859	9,087
01/01/2013 to 12/31/2013	$12.78859	$17.17681	9,357
01/01/2014 to 12/31/2014	$17.17681	$17.67519	9,046
01/01/2015 to 12/31/2015	$17.67519	$16.53298	8,229
01/01/2016 to 12/31/2016	$16.53298	$20.88206	8,001
AST T. Rowe Price Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$8.55844	$10.34266	1,395,565
01/01/2010 to 12/31/2010	$10.34266	$11.27647	1,658,234
01/01/2011 to 12/31/2011	$11.27647	$11.24209	1,517,587
01/01/2012 to 12/31/2012	$11.24209	$12.47207	1,598,339
01/01/2013 to 12/31/2013	$12.47207	$14.24387	1,545,629
01/01/2014 to 12/31/2014	$14.24387	$14.74231	1,456,615
01/01/2015 to 12/31/2015	$14.74231	$14.41688	1,533,910
01/01/2016 to 12/31/2016	$14.41688	$15.15673	1,427,868
AST T. Rowe Price Equity Income Portfolio
05/01/2009 to 12/31/2009	$6.17931	$7.88518	196,455
01/01/2010 to 12/31/2010	$7.88518	$8.72888	165,639
01/01/2011 to 12/31/2011	$8.72888	$8.39306	117,627
01/01/2012 to 12/31/2012	$8.39306	$9.61933	204,870
01/01/2013 to 12/31/2013	$9.61933	$12.19460	208,100
01/01/2014 to 12/31/2014	$12.19460	$12.81051	229,398
01/01/2015 to 10/16/2015	$12.81051	$11.81954	0
AST T. Rowe Price Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$7.29776	$9.60494	180,759
01/01/2010 to 12/31/2010	$9.60494	$10.87354	148,566
01/01/2011 to 12/31/2011	$10.87354	$10.44927	96,780
01/01/2012 to 12/31/2012	$10.44927	$12.00993	170,072
01/01/2013 to 12/31/2013	$12.00993	$16.90868	171,872
01/01/2014 to 12/31/2014	$16.90868	$17.90792	180,790
01/01/2015 to 12/31/2015	$17.90792	$19.18285	154,935
01/01/2016 to 12/31/2016	$19.18285	$19.25852	162,953

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
05/01/2009 to 12/31/2009	$9.72209	$12.96586	34,738
01/01/2010 to 12/31/2010	$12.96586	$15.26697	168,286
01/01/2011 to 12/31/2011	$15.26697	$12.69771	49,337
01/01/2012 to 12/31/2012	$12.69771	$12.86055	69,274
01/01/2013 to 12/31/2013	$12.86055	$14.50493	39,702
01/01/2014 to 12/31/2014	$14.50493	$12.99312	39,180
01/01/2015 to 12/31/2015	$12.99312	$10.25545	33,231
01/01/2016 to 12/31/2016	$10.25545	$12.49314	31,551
AST Templeton Global Bond Portfolio
05/01/2009 to 12/31/2009	$9.88095	$10.94031	25,100
01/01/2010 to 12/31/2010	$10.94031	$11.30855	37,393
01/01/2011 to 12/31/2011	$11.30855	$11.51060	33,700
01/01/2012 to 12/31/2012	$11.51060	$11.83935	37,344
01/01/2013 to 12/31/2013	$11.83935	$11.13870	27,862
01/01/2014 to 12/31/2014	$11.13870	$10.94878	24,645
01/01/2015 to 12/31/2015	$10.94878	$10.20836	15,279
01/01/2016 to 12/31/2016	$10.20836	$10.41419	9,814
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.04435	$8.88795	22,055
01/01/2010 to 12/31/2010	$8.88795	$9.76915	27,202
01/01/2011 to 12/31/2011	$9.76915	$9.50286	16,188
01/01/2012 to 12/31/2012	$9.50286	$10.53358	19,902
01/01/2013 to 12/31/2013	$10.53358	$13.86255	24,280
01/01/2014 to 12/31/2014	$13.86255	$13.76195	25,800
01/01/2015 to 12/31/2015	$13.76195	$12.63674	13,707
01/01/2016 to 12/31/2016	$12.63674	$13.11041	10,466
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.16823	$9.48619	13,814
01/01/2010 to 12/31/2010	$9.48619	$11.46229	17,737
01/01/2011 to 12/31/2011	$11.46229	$10.81819	9,906
01/01/2012 to 12/31/2012	$10.81819	$12.52141	8,944
01/01/2013 to 12/31/2013	$12.52141	$16.20755	8,997
01/01/2014 to 12/31/2014	$16.20755	$18.21469	6,848
01/01/2015 to 12/31/2015	$18.21469	$16.62837	7,102
01/01/2016 to 12/31/2016	$16.62837	$18.53040	6,084
AST Wellington Management Hedged Equity Portfolio
05/01/2009 to 12/31/2009	$6.75998	$8.56459	39,138
01/01/2010 to 12/31/2010	$8.56459	$9.59753	71,363
01/01/2011 to 12/31/2011	$9.59753	$9.05781	73,122
01/01/2012 to 12/31/2012	$9.05781	$9.82842	83,022
01/01/2013 to 12/31/2013	$9.82842	$11.57734	151,360
01/01/2014 to 12/31/2014	$11.57734	$11.93989	200,960
01/01/2015 to 12/31/2015	$11.93989	$11.59757	181,835
01/01/2016 to 12/31/2016	$11.59757	$12.07709	165,416
AST Western Asset Core Plus Bond Portfolio
05/01/2009 to 12/31/2009	$9.37401	$10.08246	174,062
01/01/2010 to 12/31/2010	$10.08246	$10.62443	154,181
01/01/2011 to 12/31/2011	$10.62443	$11.01173	115,301
01/01/2012 to 12/31/2012	$11.01173	$11.60902	179,664
01/01/2013 to 12/31/2013	$11.60902	$11.17857	230,627
01/01/2014 to 12/31/2014	$11.17857	$11.71370	252,993
01/01/2015 to 12/31/2015	$11.71370	$11.59188	251,962
01/01/2016 to 12/31/2016	$11.59188	$11.91542	296,726

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2009 to 12/31/2009	$6.61258	$8.41122	1,019,921
01/01/2010 to 12/31/2010	$8.41122	$9.06421	1,782,273
01/01/2011 to 12/31/2011	$9.06421	$8.71266	1,450,259
01/01/2012 to 09/21/2012	$8.71266	$9.71788	0
ProFund VP Consumer Goods Portfolio
05/01/2009 to 12/31/2009	$7.25240	$9.07838	0
01/01/2010 to 12/31/2010	$9.07838	$10.41504	2,926
01/01/2011 to 12/31/2011	$10.41504	$10.88855	2,649
01/01/2012 to 12/31/2012	$10.88855	$11.79908	1,880
01/01/2013 to 12/31/2013	$11.79908	$14.81554	1,748
01/01/2014 to 12/31/2014	$14.81554	$15.96364	1,704
01/01/2015 to 12/31/2015	$15.96364	$16.25439	1,628
01/01/2016 to 12/31/2016	$16.25439	$16.45290	1,612
ProFund VP Consumer Services
05/01/2009 to 12/31/2009	$7.26069	$8.96734	0
01/01/2010 to 12/31/2010	$8.96734	$10.64073	0
01/01/2011 to 12/31/2011	$10.64073	$10.97387	0
01/01/2012 to 12/31/2012	$10.97387	$13.09721	0
01/01/2013 to 12/31/2013	$13.09721	$17.90731	2,213
01/01/2014 to 12/31/2014	$17.90731	$19.68593	1,991
01/01/2015 to 12/31/2015	$19.68593	$20.14569	1,729
01/01/2016 to 12/31/2016	$20.14569	$20.51822	0
ProFund VP Financials
05/01/2009 to 12/31/2009	$4.50852	$5.90194	24,910
01/01/2010 to 12/31/2010	$5.90194	$6.39982	37,855
01/01/2011 to 12/31/2011	$6.39982	$5.39074	19,236
01/01/2012 to 12/31/2012	$5.39074	$6.57243	25,684
01/01/2013 to 12/31/2013	$6.57243	$8.48563	25,360
01/01/2014 to 12/31/2014	$8.48563	$9.36637	23,803
01/01/2015 to 12/31/2015	$9.36637	$9.01902	15,227
01/01/2016 to 12/31/2016	$9.01902	$10.16752	12,819
ProFund VP Health Care
05/01/2009 to 12/31/2009	$7.57912	$9.70197	6,837
01/01/2010 to 12/31/2010	$9.70197	$9.75359	10,548
01/01/2011 to 12/31/2011	$9.75359	$10.49885	7,293
01/01/2012 to 12/31/2012	$10.49885	$12.04846	5,834
01/01/2013 to 12/31/2013	$12.04846	$16.46022	5,818
01/01/2014 to 12/31/2014	$16.46022	$19.90350	7,559
01/01/2015 to 12/31/2015	$19.90350	$20.43335	7,130
01/01/2016 to 12/31/2016	$20.43335	$19.16551	4,386
ProFund VP Industrials
05/01/2009 to 12/31/2009	$5.83387	$7.36531	0
01/01/2010 to 12/31/2010	$7.36531	$8.90963	329
01/01/2011 to 12/31/2011	$8.90963	$8.55416	123
01/01/2012 to 12/31/2012	$8.55416	$9.68250	161
01/01/2013 to 12/31/2013	$9.68250	$13.07939	123
01/01/2014 to 12/31/2014	$13.07939	$13.49836	68
01/01/2015 to 12/31/2015	$13.49836	$12.74347	17
01/01/2016 to 12/31/2016	$12.74347	$14.64370	15

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ProFund VP Large-Cap Growth
05/01/2009 to 12/31/2009	$6.76298	$8.48227	7,864
01/01/2010 to 12/31/2010	$8.48227	$9.38481	7,864
01/01/2011 to 12/31/2011	$9.38481	$9.46136	8,198
01/01/2012 to 12/31/2012	$9.46136	$10.42444	7,785
01/01/2013 to 12/31/2013	$10.42444	$13.31507	7,785
01/01/2014 to 12/31/2014	$13.31507	$14.69828	7,785
01/01/2015 to 12/31/2015	$14.69828	$14.90752	7,785
01/01/2016 to 12/31/2016	$14.90752	$15.30409	7,785
ProFund VP Large-Cap Value
05/01/2009 to 12/31/2009	$5.76999	$7.29354	3,825
01/01/2010 to 12/31/2010	$7.29354	$8.04896	3,825
01/01/2011 to 12/31/2011	$8.04896	$7.76766	8,743
01/01/2012 to 12/31/2012	$7.76766	$8.76356	7,742
01/01/2013 to 12/31/2013	$8.76356	$11.12739	6,980
01/01/2014 to 12/31/2014	$11.12739	$12.01650	6,621
01/01/2015 to 12/31/2015	$12.01650	$11.19002	6,545
01/01/2016 to 12/31/2016	$11.19002	$12.62699	6,241
ProFund VP Mid-Cap Growth
05/01/2009 to 12/31/2009	$6.59495	$8.34760	1,432
01/01/2010 to 12/31/2010	$8.34760	$10.47890	5,452
01/01/2011 to 12/31/2011	$10.47890	$9.94731	1,791
01/01/2012 to 12/31/2012	$9.94731	$11.21885	2,508
01/01/2013 to 12/31/2013	$11.21885	$14.31437	2,479
01/01/2014 to 12/31/2014	$14.31437	$14.81688	1,828
01/01/2015 to 12/31/2015	$14.81688	$14.52475	1,688
01/01/2016 to 12/31/2016	$14.52475	$16.02726	1,626
ProFund VP Mid-Cap Value
05/01/2009 to 12/31/2009	$6.40378	$8.23508	936
01/01/2010 to 12/31/2010	$8.23508	$9.69632	5,333
01/01/2011 to 12/31/2011	$9.69632	$9.10660	1,130
01/01/2012 to 12/31/2012	$9.10660	$10.37597	936
01/01/2013 to 12/31/2013	$10.37597	$13.40458	936
01/01/2014 to 12/31/2014	$13.40458	$14.43790	936
01/01/2015 to 12/31/2015	$14.43790	$12.95243	936
01/01/2016 to 12/31/2016	$12.95243	$15.74407	936
ProFund VP Real Estate
05/01/2009 to 12/31/2009	$4.71429	$6.86993	15,858
01/01/2010 to 12/31/2010	$6.86993	$8.37375	20,426
01/01/2011 to 12/31/2011	$8.37375	$8.57465	15,039
01/01/2012 to 12/31/2012	$8.57465	$9.82085	16,854
01/01/2013 to 12/31/2013	$9.82085	$9.60879	18,574
01/01/2014 to 12/31/2014	$9.60879	$11.74265	18,351
01/01/2015 to 12/31/2015	$11.74265	$11.51586	14,843
01/01/2016 to 12/31/2016	$11.51586	$11.90215	13,882
ProFund VP Small-Cap Growth
05/01/2009 to 12/31/2009	$6.66105	$8.36346	763
01/01/2010 to 12/31/2010	$8.36346	$10.27873	4,732
01/01/2011 to 12/31/2011	$10.27873	$10.17680	688
01/01/2012 to 12/31/2012	$10.17680	$11.18920	286
01/01/2013 to 12/31/2013	$11.18920	$15.35942	332
01/01/2014 to 12/31/2014	$15.35942	$15.34027	382
01/01/2015 to 12/31/2015	$15.34027	$15.17114	360
01/01/2016 to 12/31/2016	$15.17114	$17.83184	381

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ProFund VP Small-Cap Value
05/01/2009 to 12/31/2009	$6.76374	$8.41420	1,322
01/01/2010 to 12/31/2010	$8.41420	$10.04307	5,425
01/01/2011 to 12/31/2011	$10.04307	$9.41484	385
01/01/2012 to 12/31/2012	$9.41484	$10.68964	0
01/01/2013 to 12/31/2013	$10.68964	$14.38635	0
01/01/2014 to 12/31/2014	$14.38635	$14.88055	0
01/01/2015 to 12/31/2015	$14.88055	$13.34175	0
01/01/2016 to 12/31/2016	$13.34175	$16.79577	0
ProFund VP Telecommunications
05/01/2009 to 12/31/2009	$7.00325	$7.59368	31
01/01/2010 to 12/31/2010	$7.59368	$8.58751	2,197
01/01/2011 to 12/31/2011	$8.58751	$8.55156	1,831
01/01/2012 to 12/31/2012	$8.55156	$9.73961	1,657
01/01/2013 to 12/31/2013	$9.73961	$10.66978	0
01/01/2014 to 12/31/2014	$10.66978	$10.48887	140
01/01/2015 to 12/31/2015	$10.48887	$10.40911	42
01/01/2016 to 12/31/2016	$10.40911	$12.37959	0
ProFund VP Utilities
05/01/2009 to 12/31/2009	$6.50322	$7.77777	30
01/01/2010 to 12/31/2010	$7.77777	$8.05537	235
01/01/2011 to 12/31/2011	$8.05537	$9.25352	2,906
01/01/2012 to 12/31/2012	$9.25352	$9.05776	2,984
01/01/2013 to 12/31/2013	$9.05776	$10.03284	2,241
01/01/2014 to 12/31/2014	$10.03284	$12.34589	1,869
01/01/2015 to 12/31/2015	$12.34589	$11.29562	785
01/01/2016 to 12/31/2016	$11.29562	$12.70717	407
*Denotes the start date of these sub-accounts

PREMIER L SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV and HD GRO (2.35%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$11.00339	$7.76927	3,045,794
01/01/2009 to 12/31/2009	$7.76927	$9.43986	4,252,347
01/01/2010 to 12/31/2010	$9.43986	$10.32669	4,627,984
01/01/2011 to 12/31/2011	$10.32669	$9.82155	4,134,047
01/01/2012 to 12/31/2012	$9.82155	$10.80162	4,142,341
01/01/2013 to 12/31/2013	$10.80162	$11.60621	3,797,166
01/01/2014 to 12/31/2014	$11.60621	$11.77279	3,432,204
01/01/2015 to 12/31/2015	$11.77279	$11.13221	2,813,985
01/01/2016 to 12/31/2016	$11.13221	$11.56641	2,451,311
AST Advanced Strategies Portfolio
01/28/2008 to 12/31/2008	$10.84353	$7.78052	263,677
01/01/2009 to 12/31/2009	$7.78052	$9.59354	1,512,563
01/01/2010 to 12/31/2010	$9.59354	$10.65815	1,845,579
01/01/2011 to 12/31/2011	$10.65815	$10.42545	1,631,826
01/01/2012 to 12/31/2012	$10.42545	$11.57599	1,978,813
01/01/2013 to 12/31/2013	$11.57599	$13.18283	2,018,738
01/01/2014 to 12/31/2014	$13.18283	$13.66683	1,951,682
01/01/2015 to 12/31/2015	$13.66683	$13.46036	1,741,875
01/01/2016 to 12/31/2016	$13.46036	$14.08661	1,666,574
AST American Century Income & Growth Portfolio
01/28/2008 to 12/31/2008	$10.61362	$7.30050	0
01/01/2009 to 12/31/2009	$7.30050	$8.40065	9,247
01/01/2010 to 12/31/2010	$8.40065	$9.34431	11,631
01/01/2011 to 12/31/2011	$9.34431	$9.45612	18,869
01/01/2012 to 05/04/2012	$9.45612	$10.25131	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99809	$11.58510	0
01/01/2014 to 12/31/2014	$11.58510	$12.80983	0
01/01/2015 to 12/31/2015	$12.80983	$12.73184	1,306
01/01/2016 to 12/31/2016	$12.73184	$13.77164	1,251
AST Balanced Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$11.01908	$8.03637	1,223,367
01/01/2009 to 12/31/2009	$8.03637	$9.68123	6,554,519
01/01/2010 to 12/31/2010	$9.68123	$10.62384	7,582,411
01/01/2011 to 12/31/2011	$10.62384	$10.25414	6,755,067
01/01/2012 to 12/31/2012	$10.25414	$11.26816	6,690,157
01/01/2013 to 12/31/2013	$11.26816	$12.95246	6,282,078
01/01/2014 to 12/31/2014	$12.95246	$13.48039	5,747,290
01/01/2015 to 12/31/2015	$13.48039	$13.23357	5,369,752
01/01/2016 to 12/31/2016	$13.23357	$13.74472	4,898,675
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99745	$9.12583	2,850,644
01/01/2012 to 12/31/2012	$9.12583	$9.97661	2,504,221
01/01/2013 to 12/31/2013	$9.97661	$10.80546	2,282,040
01/01/2014 to 12/31/2014	$10.80546	$11.07411	2,068,351
01/01/2015 to 12/31/2015	$11.07411	$10.49517	1,920,684
01/01/2016 to 12/31/2016	$10.49517	$10.96853	1,703,801

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99809	$10.45312	0
01/01/2014 to 12/31/2014	$10.45312	$10.57853	3,970
01/01/2015 to 12/31/2015	$10.57853	$10.36377	4,988
01/01/2016 to 12/31/2016	$10.36377	$10.76906	23,606
AST BlackRock Low Duration Bond Portfolio
01/28/2008 to 12/31/2008	$10.87394	$10.45803	0
01/01/2009 to 12/31/2009	$10.45803	$11.26320	17,914
01/01/2010 to 12/31/2010	$11.26320	$11.43373	26,072
01/01/2011 to 12/31/2011	$11.43373	$11.42279	31,043
01/01/2012 to 12/31/2012	$11.42279	$11.68410	30,695
01/01/2013 to 12/31/2013	$11.68410	$11.16763	37,201
01/01/2014 to 12/31/2014	$11.16763	$10.90064	14,556
01/01/2015 to 12/31/2015	$10.90064	$10.70185	11,511
01/01/2016 to 12/31/2016	$10.70185	$10.62784	10,629
AST BlackRock/Loomis Sayles Bond Portfolio
01/28/2008 to 12/31/2008	$11.13019	$10.36496	1,005
01/01/2009 to 12/31/2009	$10.36496	$11.80051	466,235
01/01/2010 to 12/31/2010	$11.80051	$12.41950	657,967
01/01/2011 to 12/31/2011	$12.41950	$12.52048	562,150
01/01/2012 to 12/31/2012	$12.52048	$13.37279	636,413
01/01/2013 to 12/31/2013	$13.37279	$12.82563	565,790
01/01/2014 to 12/31/2014	$12.82563	$13.06139	483,706
01/01/2015 to 12/31/2015	$13.06139	$12.49241	337,149
01/01/2016 to 12/31/2016	$12.49241	$12.72222	338,598
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$9.99873	$9.33072	0
01/01/2010 to 12/31/2010	$9.33072	$10.08070	0
01/01/2011 to 12/31/2011	$10.08070	$10.79913	0
01/01/2012 to 12/31/2012	$10.79913	$10.99016	0
01/01/2013 to 12/31/2013	$10.99016	$10.66395	0
01/01/2014 to 12/31/2014	$10.66395	$10.46711	0
01/01/2015 to 12/31/2015	$10.46711	$10.20310	0
01/01/2016 to 12/31/2016	$10.20310	$10.01517	0
AST Bond Portfolio 2018
01/28/2008* to 12/31/2008	$9.99810	$11.97817	160,035
01/01/2009 to 12/31/2009	$11.97817	$10.99506	157,323
01/01/2010 to 12/31/2010	$10.99506	$11.94428	79,553
01/01/2011 to 12/31/2011	$11.94428	$13.25529	38,886
01/01/2012 to 12/31/2012	$13.25529	$13.69068	30,006
01/01/2013 to 12/31/2013	$13.69068	$12.95592	8,130
01/01/2014 to 12/31/2014	$12.95592	$12.99545	8,125
01/01/2015 to 12/31/2015	$12.99545	$12.79993	8,120
01/01/2016 to 12/31/2016	$12.79993	$12.70782	8,114
AST Bond Portfolio 2019
01/28/2008* to 12/31/2008	$9.99810	$12.04667	56,653
01/01/2009 to 12/31/2009	$12.04667	$10.86376	55,243
01/01/2010 to 12/31/2010	$10.86376	$11.82023	117,733
01/01/2011 to 12/31/2011	$11.82023	$13.39413	94,375
01/01/2012 to 12/31/2012	$13.39413	$13.85289	69,766
01/01/2013 to 12/31/2013	$13.85289	$12.88083	30,534
01/01/2014 to 12/31/2014	$12.88083	$13.12176	28,718
01/01/2015 to 12/31/2015	$13.12176	$12.95782	26,055
01/01/2016 to 12/31/2016	$12.95782	$12.84407	26,049

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99873	$8.74446	0
01/01/2010 to 12/31/2010	$8.74446	$9.55565	48,213
01/01/2011 to 12/31/2011	$9.55565	$11.08034	13,583
01/01/2012 to 12/31/2012	$11.08034	$11.50966	2,510
01/01/2013 to 12/31/2013	$11.50966	$10.51262	0
01/01/2014 to 12/31/2014	$10.51262	$10.90380	0
01/01/2015 to 12/31/2015	$10.90380	$10.81615	0
01/01/2016 to 12/31/2016	$10.81615	$10.77501	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99745	$10.95270	70,632
01/01/2011 to 12/31/2011	$10.95270	$12.87421	34,741
01/01/2012 to 12/31/2012	$12.87421	$13.43279	8,558
01/01/2013 to 12/31/2013	$13.43279	$12.20553	0
01/01/2014 to 12/31/2014	$12.20553	$12.84121	0
01/01/2015 to 12/31/2015	$12.84121	$12.77011	0
01/01/2016 to 12/31/2016	$12.77011	$12.73121	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99809	$11.96009	78,715
01/01/2012 to 12/31/2012	$11.96009	$12.36832	47,478
01/01/2013 to 12/31/2013	$12.36832	$10.90661	0
01/01/2014 to 12/31/2014	$10.90661	$11.76109	0
01/01/2015 to 12/31/2015	$11.76109	$11.73190	0
01/01/2016 to 12/31/2016	$11.73190	$11.67243	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99746	$10.34627	68,897
01/01/2013 to 12/31/2013	$10.34627	$9.07766	207,444
01/01/2014 to 12/31/2014	$9.07766	$9.98847	53,885
01/01/2015 to 12/31/2015	$9.98847	$10.02347	0
01/01/2016 to 12/31/2016	$10.02347	$9.98088	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99873	$8.70520	56,592
01/01/2014 to 12/31/2014	$8.70520	$9.74626	29,841
01/01/2015 to 12/31/2015	$9.74626	$9.79288	0
01/01/2016 to 12/31/2016	$9.79288	$9.75095	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99873	$11.24581	55,718
01/01/2015 to 12/31/2015	$11.24581	$11.20715	143,079
01/01/2016 to 12/31/2016	$11.20715	$11.22099	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99873	$9.88754	27,587
01/01/2016 to 12/31/2016	$9.88754	$9.86158	152,811
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99746	$9.82967	79,511
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14486	$10.29149	6,043
01/01/2010 to 12/31/2010	$10.29149	$11.43520	41,637
01/01/2011 to 12/31/2011	$11.43520	$10.51686	23,719
01/01/2012 to 12/31/2012	$10.51686	$11.63480	26,385
01/01/2013 to 12/31/2013	$11.63480	$14.94057	27,729
01/01/2014 to 12/31/2014	$14.94057	$16.09598	25,742
01/01/2015 to 12/31/2015	$16.09598	$14.97698	22,433
01/01/2016 to 12/31/2016	$14.97698	$16.64530	20,185

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$11.09446	$7.56990	2,960,461
01/01/2009 to 12/31/2009	$7.56990	$9.26952	5,034,909
01/01/2010 to 12/31/2010	$9.26952	$10.26814	6,212,739
01/01/2011 to 12/31/2011	$10.26814	$9.78927	5,138,561
01/01/2012 to 12/31/2012	$9.78927	$10.87660	5,417,142
01/01/2013 to 12/31/2013	$10.87660	$13.03710	5,557,153
01/01/2014 to 12/31/2014	$13.03710	$13.62879	5,356,872
01/01/2015 to 12/31/2015	$13.62879	$13.38682	5,069,963
01/01/2016 to 12/31/2016	$13.38682	$13.97427	4,509,006
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99809	$11.59758	849
01/01/2014 to 12/31/2014	$11.59758	$12.87345	4,712
01/01/2015 to 12/31/2015	$12.87345	$12.12859	7,341
01/01/2016 to 12/31/2016	$12.12859	$13.61584	20,160
AST Cohen & Steers Realty Portfolio
01/28/2008 to 12/31/2008	$12.51858	$7.92476	0
01/01/2009 to 12/31/2009	$7.92476	$10.21482	13,319
01/01/2010 to 12/31/2010	$10.21482	$12.84404	26,665
01/01/2011 to 12/31/2011	$12.84404	$13.37666	16,530
01/01/2012 to 12/31/2012	$13.37666	$15.07483	28,389
01/01/2013 to 12/31/2013	$15.07483	$15.19011	31,471
01/01/2014 to 12/31/2014	$15.19011	$19.42952	32,625
01/01/2015 to 12/31/2015	$19.42952	$19.90293	31,505
01/01/2016 to 12/31/2016	$19.90293	$20.38351	21,884
AST DeAm Small-Cap Value Portfolio
01/28/2008 to 07/18/2008	$8.78743	$8.56357	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99809	$9.64589	5,934
01/01/2014 to 12/31/2014	$9.64589	$9.90521	9,050
01/01/2015 to 12/31/2015	$9.90521	$9.66834	6,905
01/01/2016 to 12/31/2016	$9.66834	$9.87842	20,731
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10342	$7.47374	1,927
01/01/2009 to 12/31/2009	$7.47374	$8.85245	180,716
01/01/2010 to 12/31/2010	$8.85245	$9.80162	264,585
01/01/2011 to 12/31/2011	$9.80162	$9.34014	209,356
01/01/2012 to 12/31/2012	$9.34014	$10.36964	354,184
01/01/2013 to 12/31/2013	$10.36964	$12.07928	436,263
01/01/2014 to 12/31/2014	$12.07928	$12.47680	439,579
01/01/2015 to 10/16/2015	$12.47680	$12.38112	0
AST FI Pyramis® Quantitative Portfolio
01/28/2008 to 12/31/2008	$10.64317	$7.14500	102,219
01/01/2009 to 12/31/2009	$7.14500	$8.64605	963,011
01/01/2010 to 12/31/2010	$8.64605	$9.66094	1,503,201
01/01/2011 to 12/31/2011	$9.66094	$9.29742	1,212,660
01/01/2012 to 12/31/2012	$9.29742	$10.04957	1,337,469
01/01/2013 to 12/31/2013	$10.04957	$11.26814	1,394,472
01/01/2014 to 12/31/2014	$11.26814	$11.35634	1,202,583
01/01/2015 to 12/31/2015	$11.35634	$11.20544	1,064,247
01/01/2016 to 12/31/2016	$11.20544	$11.41444	891,401
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99810	$7.45069	3,713
01/01/2009 to 11/13/2009	$7.45069	$8.28568	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99810	$10.70020	910,810
01/01/2013 to 12/31/2013	$10.70020	$13.01302	964,020
01/01/2014 to 12/31/2014	$13.01302	$13.11820	870,978
01/01/2015 to 10/16/2015	$13.11820	$12.50420	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99809	$10.76816	71,113
01/01/2014 to 12/31/2014	$10.76816	$10.79012	76,525
01/01/2015 to 10/16/2015	$10.79012	$10.24578	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17477	$6.09515	0
01/01/2009 to 12/31/2009	$6.09515	$8.04541	12,087
01/01/2010 to 12/31/2010	$8.04541	$9.44866	17,206
01/01/2011 to 12/31/2011	$9.44866	$8.76681	15,171
01/01/2012 to 12/31/2012	$8.76681	$10.86107	13,808
01/01/2013 to 12/31/2013	$10.86107	$11.07301	21,789
01/01/2014 to 12/31/2014	$11.07301	$12.32515	21,433
01/01/2015 to 12/31/2015	$12.32515	$12.03126	18,025
01/01/2016 to 12/31/2016	$12.03126	$11.86093	18,070
AST Goldman Sachs Concentrated Growth Portfolio
01/28/2008 to 12/31/2008	$11.44362	$7.47329	0
01/01/2009 to 12/31/2009	$7.47329	$10.90871	50,148
01/01/2010 to 12/31/2010	$10.90871	$11.75486	72,164
01/01/2011 to 12/31/2011	$11.75486	$11.03082	45,755
01/01/2012 to 12/31/2012	$11.03082	$12.90724	58,554
01/01/2013 to 12/31/2013	$12.90724	$16.36123	61,946
01/01/2014 to 02/07/2014	$16.36123	$16.08464	0
AST Goldman Sachs Large-Cap Value Portfolio
01/28/2008 to 12/31/2008	$11.13540	$6.96213	601
01/01/2009 to 12/31/2009	$6.96213	$8.10749	15,876
01/01/2010 to 12/31/2010	$8.10749	$8.94216	17,185
01/01/2011 to 12/31/2011	$8.94216	$8.25493	17,348
01/01/2012 to 12/31/2012	$8.25493	$9.65125	32,736
01/01/2013 to 12/31/2013	$9.65125	$12.59265	38,624
01/01/2014 to 12/31/2014	$12.59265	$13.91929	36,611
01/01/2015 to 12/31/2015	$13.91929	$12.97118	69,308
01/01/2016 to 12/31/2016	$12.97118	$14.13679	58,328
AST Goldman Sachs Mid-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$11.49991	$7.36813	0
01/01/2009 to 12/31/2009	$7.36813	$11.30917	47,164
01/01/2010 to 12/31/2010	$11.30917	$13.24024	66,611
01/01/2011 to 12/31/2011	$13.24024	$12.55147	39,720
01/01/2012 to 12/31/2012	$12.55147	$14.66808	51,742
01/01/2013 to 12/31/2013	$14.66808	$18.94493	53,019
01/01/2014 to 12/31/2014	$18.94493	$20.64370	60,072
01/01/2015 to 12/31/2015	$20.64370	$19.02289	76,503
01/01/2016 to 12/31/2016	$19.02289	$18.89277	69,835
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08910	$7.58219	2,383
01/01/2009 to 12/31/2009	$7.58219	$9.14036	681,549
01/01/2010 to 12/31/2010	$9.14036	$9.96633	1,076,636
01/01/2011 to 12/31/2011	$9.96633	$9.68853	900,579
01/01/2012 to 12/31/2012	$9.68853	$10.42454	918,297
01/01/2013 to 12/31/2013	$10.42454	$11.18541	953,392
01/01/2014 to 12/31/2014	$11.18541	$11.37022	871,276
01/01/2015 to 12/31/2015	$11.37022	$11.00810	605,963
01/01/2016 to 12/31/2016	$11.00810	$11.32121	522,166

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03298	$7.61665	0
01/01/2009 to 12/31/2009	$7.61665	$9.43976	9,418
01/01/2010 to 12/31/2010	$9.43976	$11.69193	28,045
01/01/2011 to 12/31/2011	$11.69193	$11.57271	23,172
01/01/2012 to 12/31/2012	$11.57271	$13.08049	35,071
01/01/2013 to 12/31/2013	$13.08049	$17.74064	48,948
01/01/2014 to 12/31/2014	$17.74064	$18.58087	47,509
01/01/2015 to 12/31/2015	$18.58087	$17.15671	41,248
01/01/2016 to 12/31/2016	$17.15671	$20.83931	38,515
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
01/28/2008 to 12/31/2008	$10.43274	$10.43309	0
01/01/2009 to 12/31/2009	$10.43309	$10.21844	118,897
01/01/2010 to 12/31/2010	$10.21844	$9.98629	116,542
01/01/2011 to 12/31/2011	$9.98629	$9.75943	113,130
01/01/2012 to 12/31/2012	$9.75943	$9.53559	126,339
01/01/2013 to 12/31/2013	$9.53559	$9.31663	111,479
01/01/2014 to 12/31/2014	$9.31663	$9.10274	151,301
01/01/2015 to 12/31/2015	$9.10274	$8.89362	144,924
01/01/2016 to 12/31/2016	$8.89362	$8.69004	137,626
AST High Yield Portfolio
01/28/2008 to 12/31/2008	$10.46961	$7.69933	0
01/01/2009 to 12/31/2009	$7.69933	$10.19721	14,037
01/01/2010 to 12/31/2010	$10.19721	$11.30809	29,013
01/01/2011 to 12/31/2011	$11.30809	$11.39954	14,294
01/01/2012 to 12/31/2012	$11.39954	$12.68259	30,841
01/01/2013 to 12/31/2013	$12.68259	$13.28118	41,682
01/01/2014 to 12/31/2014	$13.28118	$13.30812	39,198
01/01/2015 to 12/31/2015	$13.30812	$12.53922	29,783
01/01/2016 to 12/31/2016	$12.53922	$14.13826	32,671
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
01/28/2008 to 12/31/2008	$10.89007	$6.58358	0
01/01/2009 to 12/31/2009	$6.58358	$7.68247	13,686
01/01/2010 to 12/31/2010	$7.68247	$8.49390	33,680
01/01/2011 to 12/31/2011	$8.49390	$7.95195	30,546
01/01/2012 to 12/31/2012	$7.95195	$9.08092	31,862
01/01/2013 to 12/31/2013	$9.08092	$12.40905	68,723
01/01/2014 to 12/31/2014	$12.40905	$13.79073	83,177
01/01/2015 to 12/31/2015	$13.79073	$12.41825	83,747
01/01/2016 to 12/31/2016	$12.41825	$14.54668	77,124
AST International Growth Portfolio
01/28/2008 to 12/31/2008	$10.94369	$5.97163	986
01/01/2009 to 12/31/2009	$5.97163	$7.89352	29,416
01/01/2010 to 12/31/2010	$7.89352	$8.83058	39,816
01/01/2011 to 12/31/2011	$8.83058	$7.51292	18,018
01/01/2012 to 12/31/2012	$7.51292	$8.83520	22,798
01/01/2013 to 12/31/2013	$8.83520	$10.27745	24,575
01/01/2014 to 12/31/2014	$10.27745	$9.48665	25,517
01/01/2015 to 12/31/2015	$9.48665	$9.56059	23,824
01/01/2016 to 12/31/2016	$9.56059	$8.98862	22,938

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST International Value Portfolio
01/28/2008 to 12/31/2008	$11.11481	$6.81369	0
01/01/2009 to 12/31/2009	$6.81369	$8.68753	20,688
01/01/2010 to 12/31/2010	$8.68753	$9.42890	35,676
01/01/2011 to 12/31/2011	$9.42890	$8.05644	24,833
01/01/2012 to 12/31/2012	$8.05644	$9.18375	25,172
01/01/2013 to 12/31/2013	$9.18375	$10.71966	24,709
01/01/2014 to 12/31/2014	$10.71966	$9.77145	26,882
01/01/2015 to 12/31/2015	$9.77145	$9.62503	19,958
01/01/2016 to 12/31/2016	$9.62503	$9.45914	19,388
AST Investment Grade Bond Portfolio
05/01/2009* to 12/31/2009	$9.98123	$10.82907	0
01/01/2010 to 12/31/2010	$10.82907	$11.72425	904
01/01/2011 to 12/31/2011	$11.72425	$12.88118	4,385,023
01/01/2012 to 12/31/2012	$12.88118	$13.76813	1,804,835
01/01/2013 to 12/31/2013	$13.76813	$13.02394	332,249
01/01/2014 to 12/31/2014	$13.02394	$13.58124	447,097
01/01/2015 to 12/31/2015	$13.58124	$13.42506	2,280,938
01/01/2016 to 12/31/2016	$13.42506	$13.66902	2,915,861
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11161	$7.10816	3,592
01/01/2009 to 12/31/2009	$7.10816	$8.79688	403,988
01/01/2010 to 12/31/2010	$8.79688	$9.78253	516,166
01/01/2011 to 12/31/2011	$9.78253	$9.50384	395,770
01/01/2012 to 12/31/2012	$9.50384	$10.54658	490,907
01/01/2013 to 12/31/2013	$10.54658	$11.98217	531,417
01/01/2014 to 12/31/2014	$11.98217	$12.45210	481,989
01/01/2015 to 12/31/2015	$12.45210	$12.03872	380,225
01/01/2016 to 12/31/2016	$12.03872	$12.37664	335,978
AST J.P. Morgan International Equity Portfolio
01/28/2008 to 12/31/2008	$12.33802	$7.78368	0
01/01/2009 to 12/31/2009	$7.78368	$10.33368	40,215
01/01/2010 to 12/31/2010	$10.33368	$10.82050	80,230
01/01/2011 to 12/31/2011	$10.82050	$9.60488	59,517
01/01/2012 to 12/31/2012	$9.60488	$11.43995	66,146
01/01/2013 to 12/31/2013	$11.43995	$12.89430	71,291
01/01/2014 to 12/31/2014	$12.89430	$11.79623	66,023
01/01/2015 to 12/31/2015	$11.79623	$11.20321	56,919
01/01/2016 to 12/31/2016	$11.20321	$11.15796	49,632
AST J.P. Morgan Strategic Opportunities Portfolio
01/28/2008 to 12/31/2008	$11.69592	$9.19703	139,590
01/01/2009 to 12/31/2009	$9.19703	$10.96455	628,069
01/01/2010 to 12/31/2010	$10.96455	$11.49692	724,178
01/01/2011 to 12/31/2011	$11.49692	$11.25949	657,747
01/01/2012 to 12/31/2012	$11.25949	$12.17972	825,471
01/01/2013 to 12/31/2013	$12.17972	$13.21287	785,813
01/01/2014 to 12/31/2014	$13.21287	$13.61293	749,969
01/01/2015 to 12/31/2015	$13.61293	$13.27606	623,960
01/01/2016 to 12/31/2016	$13.27606	$13.46978	534,611

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08348	$10.28169	0
01/01/2010 to 12/31/2010	$10.28169	$11.18250	6,898
01/01/2011 to 12/31/2011	$11.18250	$10.99851	3,991
01/01/2012 to 12/31/2012	$10.99851	$12.37752	30,638
01/01/2013 to 12/31/2013	$12.37752	$16.50679	32,675
01/01/2014 to 12/31/2014	$16.50679	$17.66066	34,927
01/01/2015 to 12/31/2015	$17.66066	$19.09011	24,521
01/01/2016 to 12/31/2016	$19.09011	$18.37958	25,089
AST Loomis Sayles Large-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$11.47334	$7.02395	561
01/01/2009 to 12/31/2009	$7.02395	$8.90497	22,035
01/01/2010 to 12/31/2010	$8.90497	$10.41910	32,195
01/01/2011 to 12/31/2011	$10.41910	$10.08715	30,727
01/01/2012 to 12/31/2012	$10.08715	$11.06404	37,332
01/01/2013 to 12/31/2013	$11.06404	$14.76780	34,368
01/01/2014 to 12/31/2014	$14.76780	$15.95672	93,336
01/01/2015 to 12/31/2015	$15.95672	$17.16059	72,101
01/01/2016 to 12/31/2016	$17.16059	$17.70247	75,196
AST Lord Abbett Core Fixed Income Portfolio
01/28/2008 to 12/31/2008	$10.75531	$8.24992	0
01/01/2009 to 12/31/2009	$8.24992	$10.84970	10,596
01/01/2010 to 12/31/2010	$10.84970	$12.02269	13,060
01/01/2011 to 12/31/2011	$12.02269	$12.94190	16,402
01/01/2012 to 12/31/2012	$12.94190	$13.39400	29,380
01/01/2013 to 12/31/2013	$13.39400	$12.82466	37,028
01/01/2014 to 12/31/2014	$12.82466	$13.33072	49,195
01/01/2015 to 12/31/2015	$13.33072	$12.94851	51,111
01/01/2016 to 12/31/2016	$12.94851	$12.98097	50,855
AST MFS Global Equity Portfolio
01/28/2008 to 12/31/2008	$12.33849	$8.72326	0
01/01/2009 to 12/31/2009	$8.72326	$11.20837	9,611
01/01/2010 to 12/31/2010	$11.20837	$12.27036	20,031
01/01/2011 to 12/31/2011	$12.27036	$11.61339	15,584
01/01/2012 to 12/31/2012	$11.61339	$13.96490	27,825
01/01/2013 to 12/31/2013	$13.96490	$17.41492	30,046
01/01/2014 to 12/31/2014	$17.41492	$17.63286	38,637
01/01/2015 to 12/31/2015	$17.63286	$16.97551	30,579
01/01/2016 to 12/31/2016	$16.97551	$17.76620	32,354
AST MFS Growth Portfolio
01/28/2008 to 12/31/2008	$11.77794	$8.02380	0
01/01/2009 to 12/31/2009	$8.02380	$9.74490	4,945
01/01/2010 to 12/31/2010	$9.74490	$10.73856	9,079
01/01/2011 to 12/31/2011	$10.73856	$10.43001	7,440
01/01/2012 to 12/31/2012	$10.43001	$11.93110	5,887
01/01/2013 to 12/31/2013	$11.93110	$15.93617	6,081
01/01/2014 to 12/31/2014	$15.93617	$16.92637	6,143
01/01/2015 to 12/31/2015	$16.92637	$17.73331	8,551
01/01/2016 to 12/31/2016	$17.73331	$17.65828	7,438
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99810	$10.17185	0
01/01/2013 to 12/31/2013	$10.17185	$13.36759	712
01/01/2014 to 12/31/2014	$13.36759	$14.39519	516
01/01/2015 to 12/31/2015	$14.39519	$13.96287	3,081
01/01/2016 to 12/31/2016	$13.96287	$15.47743	3,542

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02800	$10.05929	0
01/01/2012 to 12/31/2012	$10.05929	$10.30678	13,596
01/01/2013 to 12/31/2013	$10.30678	$9.78486	14,294
01/01/2014 to 12/31/2014	$9.78486	$10.05258	14,301
01/01/2015 to 10/16/2015	$10.05258	$9.97340	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$13.23005	$8.32629	469
01/01/2009 to 12/31/2009	$8.32629	$10.55846	5,598
01/01/2010 to 12/31/2010	$10.55846	$13.27452	7,620
01/01/2011 to 12/31/2011	$13.27452	$13.18889	10,737
01/01/2012 to 12/31/2012	$13.18889	$14.48113	16,867
01/01/2013 to 12/31/2013	$14.48113	$18.76265	28,345
01/01/2014 to 12/31/2014	$18.76265	$19.78726	24,254
01/01/2015 to 10/16/2015	$19.78726	$20.18506	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$10.86764	$7.03005	0
01/01/2009 to 12/31/2009	$7.03005	$8.41842	2,705
01/01/2010 to 12/31/2010	$8.41842	$9.89236	3,842
01/01/2011 to 04/29/2011	$9.89236	$11.07199	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/28/2008 to 12/31/2008	$10.70352	$6.66062	0
01/01/2009 to 12/31/2009	$6.66062	$9.15272	24,697
01/01/2010 to 12/31/2010	$9.15272	$11.03847	41,087
01/01/2011 to 12/31/2011	$11.03847	$10.51733	26,688
01/01/2012 to 12/31/2012	$10.51733	$12.03539	40,518
01/01/2013 to 12/31/2013	$12.03539	$16.69890	48,497
01/01/2014 to 12/31/2014	$16.69890	$18.64059	52,518
01/01/2015 to 12/31/2015	$18.64059	$17.18584	64,398
01/01/2016 to 12/31/2016	$17.18584	$19.85328	66,377
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99810	$10.27770	49,370
01/01/2013 to 12/31/2013	$10.27770	$11.94105	101,613
01/01/2014 to 12/31/2014	$11.94105	$12.26636	95,582
01/01/2015 to 12/31/2015	$12.26636	$11.83588	77,367
01/01/2016 to 12/31/2016	$11.83588	$12.06457	73,861
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10084	$5.55714	325
01/01/2009 to 12/31/2009	$5.55714	$9.04108	55,402
01/01/2010 to 12/31/2010	$9.04108	$10.80079	76,512
01/01/2011 to 12/31/2011	$10.80079	$8.41374	50,301
01/01/2012 to 12/31/2012	$8.41374	$9.69414	54,593
01/01/2013 to 12/31/2013	$9.69414	$9.49268	54,655
01/01/2014 to 12/31/2014	$9.49268	$8.84038	55,555
01/01/2015 to 12/31/2015	$8.84038	$7.19247	46,187
01/01/2016 to 12/31/2016	$7.19247	$7.89648	61,401
AST Preservation Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$10.99114	$8.84173	645,830
01/01/2009 to 12/31/2009	$8.84173	$10.36969	3,494,528
01/01/2010 to 12/31/2010	$10.36969	$11.20278	4,162,296
01/01/2011 to 12/31/2011	$11.20278	$11.05498	3,947,323
01/01/2012 to 12/31/2012	$11.05498	$11.92123	4,105,553
01/01/2013 to 12/31/2013	$11.92123	$12.72044	3,667,513
01/01/2014 to 12/31/2014	$12.72044	$13.14612	3,360,846
01/01/2015 to 12/31/2015	$13.14612	$12.86271	2,973,746
01/01/2016 to 12/31/2016	$12.86271	$13.26247	2,748,665

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01801	$10.05918	0
01/01/2012 to 12/31/2012	$10.05918	$10.52644	10,736
01/01/2013 to 12/31/2013	$10.52644	$10.04686	12,575
01/01/2014 to 12/31/2014	$10.04686	$10.41113	25,331
01/01/2015 to 12/31/2015	$10.41113	$10.14477	35,243
01/01/2016 to 12/31/2016	$10.14477	$10.32962	43,692
AST Prudential Growth Allocation Portfolio
01/28/2008 to 12/31/2008	$10.57155	$6.57477	259,185
01/01/2009 to 12/31/2009	$6.57477	$8.09236	1,950,413
01/01/2010 to 12/31/2010	$8.09236	$9.41046	2,836,532
01/01/2011 to 12/31/2011	$9.41046	$8.62330	2,057,158
01/01/2012 to 12/31/2012	$8.62330	$9.51355	2,579,148
01/01/2013 to 12/31/2013	$9.51355	$10.87774	2,597,621
01/01/2014 to 12/31/2014	$10.87774	$11.60554	2,501,296
01/01/2015 to 12/31/2015	$11.60554	$11.26949	2,891,604
01/01/2016 to 12/31/2016	$11.26949	$12.12274	2,591,382
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99809	$11.62451	0
01/01/2014 to 12/31/2014	$11.62451	$13.08872	0
01/01/2015 to 12/31/2015	$13.08872	$12.98552	1,284
01/01/2016 to 12/31/2016	$12.98552	$14.06544	1,230
AST QMA US Equity Alpha Portfolio
01/28/2008 to 12/31/2008	$10.43597	$6.79519	0
01/01/2009 to 12/31/2009	$6.79519	$8.08794	2,415
01/01/2010 to 12/31/2010	$8.08794	$9.09147	11,783
01/01/2011 to 12/31/2011	$9.09147	$9.19011	10,286
01/01/2012 to 12/31/2012	$9.19011	$10.66725	26,669
01/01/2013 to 12/31/2013	$10.66725	$13.80222	27,143
01/01/2014 to 12/31/2014	$13.80222	$15.80658	29,255
01/01/2015 to 12/31/2015	$15.80658	$15.91914	32,672
01/01/2016 to 12/31/2016	$15.91914	$17.86365	31,875
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99809	$8.86065	0
01/01/2012 to 12/31/2012	$8.86065	$9.79586	0
01/01/2013 to 12/31/2013	$9.79586	$11.71463	0
01/01/2014 to 12/31/2014	$11.71463	$12.18966	0
01/01/2015 to 12/31/2015	$12.18966	$11.92765	0
01/01/2016 to 12/31/2016	$11.92765	$12.39126	0
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08091	$7.31419	12,428
01/01/2009 to 12/31/2009	$7.31419	$8.81771	1,331,992
01/01/2010 to 12/31/2010	$8.81771	$9.64205	1,541,048
01/01/2011 to 12/31/2011	$9.64205	$9.24995	1,328,344
01/01/2012 to 12/31/2012	$9.24995	$9.96648	1,332,263
01/01/2013 to 12/31/2013	$9.96648	$10.94893	1,233,948
01/01/2014 to 12/31/2014	$10.94893	$11.24736	1,214,888
01/01/2015 to 12/31/2015	$11.24736	$10.97077	892,934
01/01/2016 to 12/31/2016	$10.97077	$11.23558	759,049

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09909	$6.66807	5,529
01/01/2009 to 12/31/2009	$6.66807	$8.26425	543,791
01/01/2010 to 12/31/2010	$8.26425	$9.23272	948,470
01/01/2011 to 12/31/2011	$9.23272	$8.80549	703,756
01/01/2012 to 12/31/2012	$8.80549	$9.97103	951,558
01/01/2013 to 12/31/2013	$9.97103	$11.50154	1,137,541
01/01/2014 to 12/31/2014	$11.50154	$11.84787	1,123,607
01/01/2015 to 12/31/2015	$11.84787	$11.51300	1,921,933
01/01/2016 to 12/31/2016	$11.51300	$12.01620	1,654,263
AST Schroders Multi-Asset World Strategies Portfolio
01/28/2008 to 12/31/2008	$11.04473	$7.97865	30,392
01/01/2009 to 12/31/2009	$7.97865	$9.93257	736,844
01/01/2010 to 12/31/2010	$9.93257	$10.85093	1,274,924
01/01/2011 to 12/31/2011	$10.85093	$10.24382	1,044,460
01/01/2012 to 12/31/2012	$10.24382	$11.12293	1,206,123
01/01/2013 to 12/31/2013	$11.12293	$12.43257	1,267,606
01/01/2014 to 12/31/2014	$12.43257	$12.51586	1,177,253
01/01/2015 to 10/16/2015	$12.51586	$12.11006	0
AST Small-Cap Growth Opportunities Portfolio
01/28/2008 to 12/31/2008	$11.65240	$7.13539	0
01/01/2009 to 12/31/2009	$7.13539	$9.24860	13,291
01/01/2010 to 12/31/2010	$9.24860	$11.97731	14,714
01/01/2011 to 12/31/2011	$11.97731	$10.16820	12,507
01/01/2012 to 12/31/2012	$10.16820	$11.92855	19,897
01/01/2013 to 12/31/2013	$11.92855	$16.41123	23,106
01/01/2014 to 12/31/2014	$16.41123	$16.82656	23,598
01/01/2015 to 12/31/2015	$16.82656	$16.65965	21,384
01/01/2016 to 12/31/2016	$16.65965	$17.53120	18,342
AST Small-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$9.25949	$6.56108	587
01/01/2009 to 12/31/2009	$6.56108	$8.58389	7,475
01/01/2010 to 12/31/2010	$8.58389	$11.44129	13,593
01/01/2011 to 12/31/2011	$11.44129	$11.06953	14,395
01/01/2012 to 12/31/2012	$11.06953	$12.13176	22,429
01/01/2013 to 12/31/2013	$12.13176	$16.02249	26,471
01/01/2014 to 12/31/2014	$16.02249	$16.25234	25,882
01/01/2015 to 12/31/2015	$16.25234	$16.00390	31,018
01/01/2016 to 12/31/2016	$16.00390	$17.52568	21,429
AST Small-Cap Value Portfolio
01/28/2008 to 12/31/2008	$10.65428	$7.86404	0
01/01/2009 to 12/31/2009	$7.86404	$9.75803	8,423
01/01/2010 to 12/31/2010	$9.75803	$12.01245	13,701
01/01/2011 to 12/31/2011	$12.01245	$11.03554	11,981
01/01/2012 to 12/31/2012	$11.03554	$12.73983	13,455
01/01/2013 to 12/31/2013	$12.73983	$17.10295	14,519
01/01/2014 to 12/31/2014	$17.10295	$17.59056	14,722
01/01/2015 to 12/31/2015	$17.59056	$16.44591	11,355
01/01/2016 to 12/31/2016	$16.44591	$20.76201	19,627

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$11.20378	$8.50729	82,881
01/01/2009 to 12/31/2009	$8.50729	$10.31836	713,198
01/01/2010 to 12/31/2010	$10.31836	$11.24440	1,121,419
01/01/2011 to 12/31/2011	$11.24440	$11.20462	974,269
01/01/2012 to 12/31/2012	$11.20462	$12.42437	1,249,134
01/01/2013 to 12/31/2013	$12.42437	$14.18257	1,335,103
01/01/2014 to 12/31/2014	$14.18257	$14.67176	1,306,134
01/01/2015 to 12/31/2015	$14.67176	$14.34086	1,666,248
01/01/2016 to 12/31/2016	$14.34086	$15.06940	1,620,453
AST T. Rowe Price Equity Income Portfolio
01/28/2008 to 12/31/2008	$10.67952	$6.50390	0
01/01/2009 to 12/31/2009	$6.50390	$7.86669	41,306
01/01/2010 to 12/31/2010	$7.86669	$8.70417	66,947
01/01/2011 to 12/31/2011	$8.70417	$8.36524	46,033
01/01/2012 to 12/31/2012	$8.36524	$9.58274	57,679
01/01/2013 to 12/31/2013	$9.58274	$12.14221	50,271
01/01/2014 to 12/31/2014	$12.14221	$12.74921	42,833
01/01/2015 to 10/16/2015	$12.74921	$11.75837	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$9.82814	$6.39820	0
01/01/2009 to 12/31/2009	$6.39820	$9.58786	32,361
01/01/2010 to 12/31/2010	$9.58786	$10.84896	54,510
01/01/2011 to 12/31/2011	$10.84896	$10.42050	32,934
01/01/2012 to 12/31/2012	$10.42050	$11.97100	51,939
01/01/2013 to 12/31/2013	$11.97100	$16.84560	50,813
01/01/2014 to 12/31/2014	$16.84560	$17.83237	62,494
01/01/2015 to 12/31/2015	$17.83237	$19.09260	69,005
01/01/2016 to 12/31/2016	$19.09260	$19.15862	52,994
AST T. Rowe Price Natural Resources Portfolio
01/28/2008 to 12/31/2008	$16.32873	$8.86480	0
01/01/2009 to 12/31/2009	$8.86480	$12.93549	73,664
01/01/2010 to 12/31/2010	$12.93549	$15.22376	126,830
01/01/2011 to 12/31/2011	$15.22376	$12.65564	97,965
01/01/2012 to 12/31/2012	$12.65564	$12.81165	135,945
01/01/2013 to 12/31/2013	$12.81165	$14.44278	121,010
01/01/2014 to 12/31/2014	$14.44278	$12.93120	113,122
01/01/2015 to 12/31/2015	$12.93120	$10.20163	103,589
01/01/2016 to 12/31/2016	$10.20163	$12.42155	149,759
AST Templeton Global Bond Portfolio
01/28/2008 to 12/31/2008	$10.69588	$9.96399	272
01/01/2009 to 12/31/2009	$9.96399	$10.91472	29,565
01/01/2010 to 12/31/2010	$10.91472	$11.27667	44,913
01/01/2011 to 12/31/2011	$11.27667	$11.47253	44,268
01/01/2012 to 12/31/2012	$11.47253	$11.79435	48,601
01/01/2013 to 12/31/2013	$11.79435	$11.09100	29,666
01/01/2014 to 12/31/2014	$11.09100	$10.89663	31,477
01/01/2015 to 12/31/2015	$10.89663	$10.15474	27,310
01/01/2016 to 12/31/2016	$10.15474	$10.35440	25,577

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
01/28/2008 to 12/31/2008	$11.70935	$7.67442	0
01/01/2009 to 12/31/2009	$7.67442	$8.86726	8,484
01/01/2010 to 12/31/2010	$8.86726	$9.74163	3,574
01/01/2011 to 12/31/2011	$9.74163	$9.47142	5,605
01/01/2012 to 12/31/2012	$9.47142	$10.49380	14,299
01/01/2013 to 12/31/2013	$10.49380	$13.80352	13,124
01/01/2014 to 12/31/2014	$13.80352	$13.69665	12,818
01/01/2015 to 12/31/2015	$13.69665	$12.57065	10,131
01/01/2016 to 12/31/2016	$12.57065	$13.03548	8,830
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
01/28/2008 to 12/31/2008	$10.67601	$6.97427	0
01/01/2009 to 12/31/2009	$6.97427	$9.46381	8,801
01/01/2010 to 12/31/2010	$9.46381	$11.42956	11,219
01/01/2011 to 12/31/2011	$11.42956	$10.78208	8,336
01/01/2012 to 12/31/2012	$10.78208	$12.47352	13,784
01/01/2013 to 12/31/2013	$12.47352	$16.13772	15,479
01/01/2014 to 12/31/2014	$16.13772	$18.12745	14,714
01/01/2015 to 12/31/2015	$18.12745	$16.54068	13,263
01/01/2016 to 12/31/2016	$16.54068	$18.42373	18,589
AST Wellington Management Hedged Equity Portfolio
01/28/2008 to 12/31/2008	$10.96596	$6.81165	1,859
01/01/2009 to 12/31/2009	$6.81165	$8.54740	170,491
01/01/2010 to 12/31/2010	$8.54740	$9.57358	155,762
01/01/2011 to 12/31/2011	$9.57358	$9.03083	134,788
01/01/2012 to 12/31/2012	$9.03083	$9.79434	174,625
01/01/2013 to 12/31/2013	$9.79434	$11.53150	254,844
01/01/2014 to 12/31/2014	$11.53150	$11.88693	300,394
01/01/2015 to 12/31/2015	$11.88693	$11.54048	245,006
01/01/2016 to 12/31/2016	$11.54048	$12.01186	227,616
AST Western Asset Core Plus Bond Portfolio
01/28/2008 to 12/31/2008	$10.22244	$9.23456	0
01/01/2009 to 12/31/2009	$9.23456	$10.07192	80,753
01/01/2010 to 12/31/2010	$10.07192	$10.60805	137,974
01/01/2011 to 12/31/2011	$10.60805	$10.98935	114,585
01/01/2012 to 12/31/2012	$10.98935	$11.57971	143,134
01/01/2013 to 12/31/2013	$11.57971	$11.14492	161,646
01/01/2014 to 12/31/2014	$11.14492	$11.67273	145,509
01/01/2015 to 12/31/2015	$11.67273	$11.54569	169,536
01/01/2016 to 12/31/2016	$11.54569	$11.86218	150,743
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07793	$6.61353	6,369
01/01/2009 to 12/31/2009	$6.61353	$8.40437	632,509
01/01/2010 to 12/31/2010	$8.40437	$9.05230	1,162,191
01/01/2011 to 12/31/2011	$9.05230	$8.69706	814,628
01/01/2012 to 09/21/2012	$8.69706	$9.69699	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ProFund VP Consumer Goods Portfolio
05/01/2008* to 12/31/2008	$10.08881	$7.63721	0
01/01/2009 to 12/31/2009	$7.63721	$9.07106	0
01/01/2010 to 12/31/2010	$9.07106	$10.40165	0
01/01/2011 to 12/31/2011	$10.40165	$10.86923	0
01/01/2012 to 12/31/2012	$10.86923	$11.77220	0
01/01/2013 to 12/31/2013	$11.77220	$14.77450	0
01/01/2014 to 12/31/2014	$14.77450	$15.91163	0
01/01/2015 to 12/31/2015	$15.91163	$16.19350	0
01/01/2016 to 12/31/2016	$16.19350	$16.38329	0
ProFund VP Consumer Services
05/01/2008* to 12/31/2008	$10.26782	$7.01089	291
01/01/2009 to 12/31/2009	$7.01089	$8.95999	0
01/01/2010 to 12/31/2010	$8.95999	$10.62684	0
01/01/2011 to 12/31/2011	$10.62684	$10.95424	0
01/01/2012 to 12/31/2012	$10.95424	$13.06738	0
01/01/2013 to 12/31/2013	$13.06738	$17.85789	0
01/01/2014 to 12/31/2014	$17.85789	$19.62197	0
01/01/2015 to 12/31/2015	$19.62197	$20.07041	0
01/01/2016 to 12/31/2016	$20.07041	$20.43151	0
ProFund VP Financials
05/01/2008* to 12/31/2008	$10.38552	$5.24829	0
01/01/2009 to 12/31/2009	$5.24829	$5.89726	0
01/01/2010 to 12/31/2010	$5.89726	$6.39174	0
01/01/2011 to 12/31/2011	$6.39174	$5.38135	0
01/01/2012 to 12/31/2012	$5.38135	$6.55781	0
01/01/2013 to 12/31/2013	$6.55781	$8.46259	0
01/01/2014 to 12/31/2014	$8.46259	$9.33632	0
01/01/2015 to 12/31/2015	$9.33632	$8.98556	0
01/01/2016 to 12/31/2016	$8.98556	$10.12483	0
ProFund VP Health Care
05/01/2008* to 12/31/2008	$10.15174	$8.29892	276
01/01/2009 to 12/31/2009	$8.29892	$9.69400	0
01/01/2010 to 12/31/2010	$9.69400	$9.74078	0
01/01/2011 to 12/31/2011	$9.74078	$10.48002	0
01/01/2012 to 12/31/2012	$10.48002	$12.02099	0
01/01/2013 to 12/31/2013	$12.02099	$16.41472	0
01/01/2014 to 12/31/2014	$16.41472	$19.83878	0
01/01/2015 to 12/31/2015	$19.83878	$20.35689	0
01/01/2016 to 12/31/2016	$20.35689	$19.08440	0
ProFund VP Industrials
05/01/2008* to 12/31/2008	$10.16525	$6.06953	319
01/01/2009 to 12/31/2009	$6.06953	$7.35928	0
01/01/2010 to 12/31/2010	$7.35928	$8.89801	0
01/01/2011 to 12/31/2011	$8.89801	$8.53881	0
01/01/2012 to 12/31/2012	$8.53881	$9.66036	0
01/01/2013 to 12/31/2013	$9.66036	$13.04318	0
01/01/2014 to 12/31/2014	$13.04318	$13.45439	0
01/01/2015 to 12/31/2015	$13.45439	$12.69577	0
01/01/2016 to 12/31/2016	$12.69577	$14.58164	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ProFund VP Large-Cap Growth
05/01/2008* to 12/31/2008	$10.11048	$6.68634	0
01/01/2009 to 12/31/2009	$6.68634	$8.47530	0
01/01/2010 to 12/31/2010	$8.47530	$9.37259	0
01/01/2011 to 12/31/2011	$9.37259	$9.44438	0
01/01/2012 to 12/31/2012	$9.44438	$10.40060	0
01/01/2013 to 12/31/2013	$10.40060	$13.27809	0
01/01/2014 to 12/31/2014	$13.27809	$14.65028	0
01/01/2015 to 12/31/2015	$14.65028	$14.85169	0
01/01/2016 to 12/31/2016	$14.85169	$15.23927	0
ProFund VP Large-Cap Value
05/01/2008* to 12/31/2008	$10.24125	$6.24347	0
01/01/2009 to 12/31/2009	$6.24347	$7.28739	0
01/01/2010 to 12/31/2010	$7.28739	$8.03823	0
01/01/2011 to 12/31/2011	$8.03823	$7.75349	0
01/01/2012 to 12/31/2012	$7.75349	$8.74330	0
01/01/2013 to 12/31/2013	$8.74330	$11.09622	0
01/01/2014 to 12/31/2014	$11.09622	$11.97689	0
01/01/2015 to 12/31/2015	$11.97689	$11.14772	0
01/01/2016 to 12/31/2016	$11.14772	$12.57324	0
ProFund VP Mid-Cap Growth
05/01/2008* to 12/31/2008	$10.07225	$6.17185	0
01/01/2009 to 12/31/2009	$6.17185	$8.34071	0
01/01/2010 to 12/31/2010	$8.34071	$10.46522	0
01/01/2011 to 12/31/2011	$10.46522	$9.92945	0
01/01/2012 to 12/31/2012	$9.92945	$11.19304	0
01/01/2013 to 12/31/2013	$11.19304	$14.27442	0
01/01/2014 to 12/31/2014	$14.27442	$14.76834	0
01/01/2015 to 12/31/2015	$14.76834	$14.47018	0
01/01/2016 to 12/31/2016	$14.47018	$15.95925	0
ProFund VP Mid-Cap Value
05/01/2008* to 12/31/2008	$10.18823	$6.43513	0
01/01/2009 to 12/31/2009	$6.43513	$8.22837	0
01/01/2010 to 12/31/2010	$8.22837	$9.68372	0
01/01/2011 to 12/31/2011	$9.68372	$9.09046	0
01/01/2012 to 12/31/2012	$9.09046	$10.35248	0
01/01/2013 to 12/31/2013	$10.35248	$13.36766	0
01/01/2014 to 12/31/2014	$13.36766	$14.39099	0
01/01/2015 to 12/31/2015	$14.39099	$12.90415	0
01/01/2016 to 12/31/2016	$12.90415	$15.67757	0
ProFund VP Real Estate
05/01/2008* to 12/31/2008	$10.25873	$5.49330	0
01/01/2009 to 12/31/2009	$5.49330	$6.86444	0
01/01/2010 to 12/31/2010	$6.86444	$8.36296	0
01/01/2011 to 12/31/2011	$8.36296	$8.55948	0
01/01/2012 to 12/31/2012	$8.55948	$9.79861	0
01/01/2013 to 12/31/2013	$9.79861	$9.58239	0
01/01/2014 to 12/31/2014	$9.58239	$11.70468	0
01/01/2015 to 12/31/2015	$11.70468	$11.47302	0
01/01/2016 to 12/31/2016	$11.47302	$11.85213	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ProFund VP Small-Cap Growth
05/01/2008* to 12/31/2008	$10.11338	$6.77909	0
01/01/2009 to 12/31/2009	$6.77909	$8.35679	0
01/01/2010 to 12/31/2010	$8.35679	$10.26535	0
01/01/2011 to 12/31/2011	$10.26535	$10.15857	0
01/01/2012 to 12/31/2012	$10.15857	$11.16373	0
01/01/2013 to 12/31/2013	$11.16373	$15.31695	0
01/01/2014 to 12/31/2014	$15.31695	$15.29039	0
01/01/2015 to 12/31/2015	$15.29039	$15.11440	0
01/01/2016 to 12/31/2016	$15.11440	$17.75647	0
ProFund VP Small-Cap Value
05/01/2008* to 12/31/2008	$10.22837	$7.14678	0
01/01/2009 to 12/31/2009	$7.14678	$8.40716	0
01/01/2010 to 12/31/2010	$8.40716	$10.02984	0
01/01/2011 to 12/31/2011	$10.02984	$9.39785	0
01/01/2012 to 12/31/2012	$9.39785	$10.66510	0
01/01/2013 to 12/31/2013	$10.66510	$14.34617	0
01/01/2014 to 12/31/2014	$14.34617	$14.83164	0
01/01/2015 to 12/31/2015	$14.83164	$13.29140	0
01/01/2016 to 12/31/2016	$13.29140	$16.72421	0
ProFund VP Telecommunications
05/01/2008* to 12/31/2008	$10.27795	$7.23615	317
01/01/2009 to 12/31/2009	$7.23615	$7.58749	0
01/01/2010 to 12/31/2010	$7.58749	$8.57621	0
01/01/2011 to 12/31/2011	$8.57621	$8.53611	0
01/01/2012 to 12/31/2012	$8.53611	$9.71718	0
01/01/2013 to 12/31/2013	$9.71718	$10.64000	0
01/01/2014 to 12/31/2014	$10.64000	$10.45451	0
01/01/2015 to 12/31/2015	$10.45451	$10.36988	0
01/01/2016 to 12/31/2016	$10.36988	$12.32690	0
ProFund VP Utilities
05/01/2008* to 12/31/2008	$10.09840	$7.18288	0
01/01/2009 to 12/31/2009	$7.18288	$7.77133	0
01/01/2010 to 12/31/2010	$7.77133	$8.04473	0
01/01/2011 to 12/31/2011	$8.04473	$9.23675	0
01/01/2012 to 12/31/2012	$9.23675	$9.03694	0
01/01/2013 to 12/31/2013	$9.03694	$10.00483	0
01/01/2014 to 12/31/2014	$10.00483	$12.30542	0
01/01/2015 to 12/31/2015	$12.30542	$11.25303	0
01/01/2016 to 12/31/2016	$11.25303	$12.65316	0
*Denotes the start date of these sub-accounts

PREMIER L SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Lifetime Five Income Benefit, OR Highest Daily Lifetime Five Income Benefit, and Combination 5% roll-up and HAV Death Benefit (2.60%) OR Lifetime Five Income Benefit and Highest Daily Value Death Benefit (2.60%) OR HD GRO 60 bps and Combo DB (2.60%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.90518	$11.60597	7,210,180
01/01/2008 to 12/31/2008	$11.60597	$7.71102	5,632,286
01/01/2009 to 12/31/2009	$7.71102	$9.34622	5,340,354
01/01/2010 to 12/31/2010	$9.34622	$10.19937	4,966,744
01/01/2011 to 12/31/2011	$10.19937	$9.67688	4,542,358
01/01/2012 to 12/31/2012	$9.67688	$10.61646	4,254,692
01/01/2013 to 12/31/2013	$10.61646	$11.37944	3,915,392
01/01/2014 to 12/31/2014	$11.37944	$11.51451	3,441,789
01/01/2015 to 12/31/2015	$11.51451	$10.86150	3,070,059
01/01/2016 to 12/31/2016	$10.86150	$11.25757	2,765,668
AST Advanced Strategies Portfolio
01/01/2007 to 12/31/2007	$10.58428	$11.29528	3,903,585
01/01/2008 to 12/31/2008	$11.29528	$7.72769	2,554,033
01/01/2009 to 12/31/2009	$7.72769	$9.50522	2,631,431
01/01/2010 to 12/31/2010	$9.50522	$10.53429	2,558,787
01/01/2011 to 12/31/2011	$10.53429	$10.27926	2,262,521
01/01/2012 to 12/31/2012	$10.27926	$11.38582	2,196,331
01/01/2013 to 12/31/2013	$11.38582	$12.93477	2,217,586
01/01/2014 to 12/31/2014	$12.93477	$13.37698	2,138,060
01/01/2015 to 12/31/2015	$13.37698	$13.14258	1,979,719
01/01/2016 to 12/31/2016	$13.14258	$13.72065	1,842,002
AST American Century Income & Growth Portfolio
01/01/2007 to 12/31/2007	$11.68252	$11.37272	0
01/01/2008 to 12/31/2008	$11.37272	$7.23288	0
01/01/2009 to 12/31/2009	$7.23288	$8.30244	0
01/01/2010 to 12/31/2010	$8.30244	$9.21255	0
01/01/2011 to 12/31/2011	$9.21255	$9.30016	0
01/01/2012 to 05/04/2012	$9.30016	$10.07383	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99789	$11.56584	0
01/01/2014 to 12/31/2014	$11.56584	$12.75733	0
01/01/2015 to 12/31/2015	$12.75733	$12.64874	0
01/01/2016 to 12/31/2016	$12.64874	$13.64854	0
AST Balanced Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.79817	$11.47812	1,946,525
01/01/2008 to 12/31/2008	$11.47812	$7.97618	1,971,294
01/01/2009 to 12/31/2009	$7.97618	$9.58516	3,810,794
01/01/2010 to 12/31/2010	$9.58516	$10.49278	3,664,363
01/01/2011 to 12/31/2011	$10.49278	$10.10302	3,318,645
01/01/2012 to 12/31/2012	$10.10302	$11.07499	3,064,089
01/01/2013 to 12/31/2013	$11.07499	$12.69936	2,848,878
01/01/2014 to 12/31/2014	$12.69936	$13.18473	2,553,067
01/01/2015 to 12/31/2015	$13.18473	$12.91179	2,337,538
01/01/2016 to 12/31/2016	$12.91179	$13.37805	2,268,408

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99719	$9.11083	2,474,475
01/01/2012 to 12/31/2012	$9.11083	$9.93582	2,389,612
01/01/2013 to 12/31/2013	$9.93582	$10.73507	2,092,859
01/01/2014 to 12/31/2014	$10.73507	$10.97512	1,888,174
01/01/2015 to 12/31/2015	$10.97512	$10.37594	1,681,891
01/01/2016 to 12/31/2016	$10.37594	$10.81752	1,555,550
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99789	$10.43567	234
01/01/2014 to 12/31/2014	$10.43567	$10.53508	234
01/01/2015 to 12/31/2015	$10.53508	$10.29605	225
01/01/2016 to 12/31/2016	$10.29605	$10.67272	3,988
AST BlackRock Low Duration Bond Portfolio
01/01/2007 to 12/31/2007	$10.10175	$10.51371	0
01/01/2008 to 12/31/2008	$10.51371	$10.36152	0
01/01/2009 to 12/31/2009	$10.36152	$11.13203	0
01/01/2010 to 12/31/2010	$11.13203	$11.27296	0
01/01/2011 to 12/31/2011	$11.27296	$11.23479	0
01/01/2012 to 12/31/2012	$11.23479	$11.46375	0
01/01/2013 to 12/31/2013	$11.46375	$10.93039	0
01/01/2014 to 12/31/2014	$10.93039	$10.64310	0
01/01/2015 to 12/31/2015	$10.64310	$10.42357	0
01/01/2016 to 12/31/2016	$10.42357	$10.32648	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2007 to 12/31/2007	$10.24133	$10.80967	0
01/01/2008 to 12/31/2008	$10.80967	$10.29762	0
01/01/2009 to 12/31/2009	$10.29762	$11.69541	0
01/01/2010 to 12/31/2010	$11.69541	$12.27880	0
01/01/2011 to 12/31/2011	$12.27880	$12.34857	0
01/01/2012 to 12/31/2012	$12.34857	$13.15703	0
01/01/2013 to 12/31/2013	$13.15703	$12.58798	0
01/01/2014 to 12/31/2014	$12.58798	$12.78818	0
01/01/2015 to 12/31/2015	$12.78818	$12.20132	0
01/01/2016 to 12/31/2016	$12.20132	$12.39558	0
AST Bond Portfolio 2016
05/01/2009* to 12/31/2009	$9.93807	$9.57833	0
01/01/2010 to 12/31/2010	$9.57833	$10.32295	0
01/01/2011 to 12/31/2011	$10.32295	$11.03170	0
01/01/2012 to 12/31/2012	$11.03170	$11.19933	0
01/01/2013 to 12/31/2013	$11.19933	$10.84042	0
01/01/2014 to 12/31/2014	$10.84042	$10.61460	0
01/01/2015 to 12/31/2015	$10.61460	$10.32173	0
01/01/2016 to 12/31/2016	$10.32173	$10.10733	0
AST Bond Portfolio 2018
05/01/2009* to 12/31/2009	$9.92250	$9.64411	0
01/01/2010 to 12/31/2010	$9.64411	$10.45117	0
01/01/2011 to 12/31/2011	$10.45117	$11.57013	0
01/01/2012 to 12/31/2012	$11.57013	$11.92091	0
01/01/2013 to 12/31/2013	$11.92091	$11.25352	0
01/01/2014 to 12/31/2014	$11.25352	$11.26033	0
01/01/2015 to 12/31/2015	$11.26033	$11.06386	0
01/01/2016 to 12/31/2016	$11.06386	$10.95765	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2019
05/01/2009* to 12/31/2009	$9.90528	$9.54520	0
01/01/2010 to 12/31/2010	$9.54520	$10.36029	0
01/01/2011 to 12/31/2011	$10.36029	$11.71117	0
01/01/2012 to 12/31/2012	$11.71117	$12.08262	0
01/01/2013 to 12/31/2013	$12.08262	$11.20732	0
01/01/2014 to 12/31/2014	$11.20732	$11.38909	0
01/01/2015 to 12/31/2015	$11.38909	$11.21936	0
01/01/2016 to 12/31/2016	$11.21936	$11.09388	0
AST Bond Portfolio 2020
05/01/2009* to 12/31/2009	$9.88399	$9.22108	0
01/01/2010 to 12/31/2010	$9.22108	$10.05194	0
01/01/2011 to 12/31/2011	$10.05194	$11.62746	0
01/01/2012 to 12/31/2012	$11.62746	$12.04854	0
01/01/2013 to 12/31/2013	$12.04854	$10.97798	0
01/01/2014 to 12/31/2014	$10.97798	$11.35876	0
01/01/2015 to 12/31/2015	$11.35876	$11.23989	0
01/01/2016 to 12/31/2016	$11.23989	$11.16997	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99719	$10.92600	0
01/01/2011 to 12/31/2011	$10.92600	$12.81152	5,925
01/01/2012 to 12/31/2012	$12.81152	$13.33473	2,589
01/01/2013 to 12/31/2013	$13.33473	$12.08684	0
01/01/2014 to 12/31/2014	$12.08684	$12.68532	0
01/01/2015 to 12/31/2015	$12.68532	$12.58426	0
01/01/2016 to 12/31/2016	$12.58426	$12.51545	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99789	$11.93089	0
01/01/2012 to 12/31/2012	$11.93089	$12.30799	0
01/01/2013 to 12/31/2013	$12.30799	$10.82692	0
01/01/2014 to 12/31/2014	$10.82692	$11.64682	0
01/01/2015 to 12/31/2015	$11.64682	$11.58961	0
01/01/2016 to 12/31/2016	$11.58961	$11.50287	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99719	$10.32109	0
01/01/2013 to 12/31/2013	$10.32109	$9.03340	0
01/01/2014 to 12/31/2014	$9.03340	$9.91549	0
01/01/2015 to 12/31/2015	$9.91549	$9.92589	0
01/01/2016 to 12/31/2016	$9.92589	$9.85969	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99859	$8.68401	0
01/01/2014 to 12/31/2014	$8.68401	$9.69895	11,004
01/01/2015 to 12/31/2015	$9.69895	$9.72160	0
01/01/2016 to 12/31/2016	$9.72160	$9.65648	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99859	$11.21841	0
01/01/2015 to 12/31/2015	$11.21841	$11.15257	14,789
01/01/2016 to 12/31/2016	$11.15257	$11.13922	4,775
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99859	$9.86349	0
01/01/2016 to 12/31/2016	$9.86349	$9.81382	10,940
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99719	$9.80573	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14466	$10.28818	0
01/01/2010 to 12/31/2010	$10.28818	$11.40383	0
01/01/2011 to 12/31/2011	$11.40383	$10.46250	0
01/01/2012 to 12/31/2012	$10.46250	$11.54640	0
01/01/2013 to 12/31/2013	$11.54640	$14.79091	0
01/01/2014 to 12/31/2014	$14.79091	$15.89594	0
01/01/2015 to 12/31/2015	$15.89594	$14.75480	0
01/01/2016 to 12/31/2016	$14.75480	$16.35858	0
AST Capital Growth Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$11.08024	$11.84864	12,899,751
01/01/2008 to 12/31/2008	$11.84864	$7.51325	9,444,127
01/01/2009 to 12/31/2009	$7.51325	$9.17773	9,157,397
01/01/2010 to 12/31/2010	$9.17773	$10.14170	8,749,377
01/01/2011 to 12/31/2011	$10.14170	$9.64514	7,858,699
01/01/2012 to 12/31/2012	$9.64514	$10.69033	7,444,928
01/01/2013 to 12/31/2013	$10.69033	$12.78268	7,409,478
01/01/2014 to 12/31/2014	$12.78268	$13.33027	7,180,163
01/01/2015 to 12/31/2015	$13.33027	$13.06165	6,583,407
01/01/2016 to 12/31/2016	$13.06165	$13.60174	5,958,102
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99789	$11.57336	0
01/01/2014 to 12/31/2014	$11.57336	$12.81530	0
01/01/2015 to 12/31/2015	$12.81530	$12.04435	0
01/01/2016 to 12/31/2016	$12.04435	$13.48843	0
AST Cohen & Steers Realty Portfolio
01/01/2007 to 12/31/2007	$15.89804	$12.40393	0
01/01/2008 to 12/31/2008	$12.40393	$7.85144	0
01/01/2009 to 12/31/2009	$7.85144	$10.09561	0
01/01/2010 to 12/31/2010	$10.09561	$12.66314	0
01/01/2011 to 12/31/2011	$12.66314	$13.15625	0
01/01/2012 to 12/31/2012	$13.15625	$14.79037	0
01/01/2013 to 12/31/2013	$14.79037	$14.86716	0
01/01/2014 to 12/31/2014	$14.86716	$18.97020	0
01/01/2015 to 12/31/2015	$18.97020	$19.38513	0
01/01/2016 to 12/31/2016	$19.38513	$19.80494	0
AST DeAm Small-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.62528	$9.31608	0
01/01/2008 to 07/18/2008	$9.31608	$8.49360	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99789	$9.62979	0
01/01/2014 to 12/31/2014	$9.62979	$9.86470	1,927
01/01/2015 to 12/31/2015	$9.86470	$9.60533	1,697
01/01/2016 to 12/31/2016	$9.60533	$9.79024	82,939
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10336	$7.46143	2,119
01/01/2009 to 12/31/2009	$7.46143	$8.81630	5,240
01/01/2010 to 12/31/2010	$8.81630	$9.73785	6,040
01/01/2011 to 12/31/2011	$9.73785	$9.25684	7,511
01/01/2012 to 12/31/2012	$9.25684	$10.25208	7,343
01/01/2013 to 12/31/2013	$10.25208	$11.91326	15,924
01/01/2014 to 12/31/2014	$11.91326	$12.27532	19,435
01/01/2015 to 10/16/2015	$12.27532	$12.15764	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST FI Pyramis® Quantitative Portfolio
01/01/2007 to 12/31/2007	$10.50581	$11.11430	1,405,209
01/01/2008 to 12/31/2008	$11.11430	$7.09646	920,707
01/01/2009 to 12/31/2009	$7.09646	$8.56628	920,292
01/01/2010 to 12/31/2010	$8.56628	$9.54845	925,413
01/01/2011 to 12/31/2011	$9.54845	$9.16683	794,303
01/01/2012 to 12/31/2012	$9.16683	$9.88432	796,849
01/01/2013 to 12/31/2013	$9.88432	$11.05591	782,903
01/01/2014 to 12/31/2014	$11.05591	$11.11526	767,352
01/01/2015 to 12/31/2015	$11.11526	$10.94090	680,203
01/01/2016 to 12/31/2016	$10.94090	$11.11787	631,335
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99790	$7.44243	0
01/01/2009 to 11/13/2009	$7.44243	$8.25890	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99790	$10.68264	26,132
01/01/2013 to 12/31/2013	$10.68264	$12.95997	30,759
01/01/2014 to 12/31/2014	$12.95997	$13.03287	29,146
01/01/2015 to 10/16/2015	$13.03287	$12.39886	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99789	$10.75020	22,559
01/01/2014 to 12/31/2014	$10.75020	$10.74586	37,359
01/01/2015 to 10/16/2015	$10.74586	$10.18399	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17457	$6.08835	0
01/01/2009 to 12/31/2009	$6.08835	$8.01690	0
01/01/2010 to 12/31/2010	$8.01690	$9.39223	0
01/01/2011 to 12/31/2011	$9.39223	$8.69329	0
01/01/2012 to 12/31/2012	$8.69329	$10.74374	0
01/01/2013 to 12/31/2013	$10.74374	$10.92671	0
01/01/2014 to 12/31/2014	$10.92671	$12.13271	0
01/01/2015 to 12/31/2015	$12.13271	$11.81462	0
01/01/2016 to 12/31/2016	$11.81462	$11.61898	0
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2007 to 12/31/2007	$11.44914	$12.71869	0
01/01/2008 to 12/31/2008	$12.71869	$7.40406	0
01/01/2009 to 12/31/2009	$7.40406	$10.78133	0
01/01/2010 to 12/31/2010	$10.78133	$11.58925	0
01/01/2011 to 12/31/2011	$11.58925	$10.84892	0
01/01/2012 to 12/31/2012	$10.84892	$12.66343	0
01/01/2013 to 12/31/2013	$12.66343	$16.01316	0
01/01/2014 to 02/07/2014	$16.01316	$15.73844	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.64751	$11.93286	0
01/01/2008 to 12/31/2008	$11.93286	$6.89760	0
01/01/2009 to 12/31/2009	$6.89760	$8.01280	0
01/01/2010 to 12/31/2010	$8.01280	$8.81621	0
01/01/2011 to 12/31/2011	$8.81621	$8.11882	0
01/01/2012 to 12/31/2012	$8.11882	$9.46892	0
01/01/2013 to 12/31/2013	$9.46892	$12.32467	0
01/01/2014 to 12/31/2014	$12.32467	$13.58997	0
01/01/2015 to 12/31/2015	$13.58997	$12.63337	0
01/01/2016 to 12/31/2016	$12.63337	$13.73532	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$10.87698	$12.65087	0
01/01/2008 to 12/31/2008	$12.65087	$7.30001	0
01/01/2009 to 12/31/2009	$7.30001	$11.17735	0
01/01/2010 to 12/31/2010	$11.17735	$13.05398	0
01/01/2011 to 12/31/2011	$13.05398	$12.34479	0
01/01/2012 to 12/31/2012	$12.34479	$14.39131	0
01/01/2013 to 12/31/2013	$14.39131	$18.54217	0
01/01/2014 to 12/31/2014	$18.54217	$20.15548	0
01/01/2015 to 12/31/2015	$20.15548	$18.52765	0
01/01/2016 to 12/31/2016	$18.52765	$18.35614	0
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08903	$7.56981	39,342
01/01/2009 to 12/31/2009	$7.56981	$9.10315	88,021
01/01/2010 to 12/31/2010	$9.10315	$9.90141	96,984
01/01/2011 to 12/31/2011	$9.90141	$9.60198	96,529
01/01/2012 to 12/31/2012	$9.60198	$10.30627	90,679
01/01/2013 to 12/31/2013	$10.30627	$11.03163	62,874
01/01/2014 to 12/31/2014	$11.03163	$11.18653	37,493
01/01/2015 to 12/31/2015	$11.18653	$10.80377	29,371
01/01/2016 to 12/31/2016	$10.80377	$11.08403	28,382
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03278	$7.60811	0
01/01/2009 to 12/31/2009	$7.60811	$9.40612	0
01/01/2010 to 12/31/2010	$9.40612	$11.62192	0
01/01/2011 to 12/31/2011	$11.62192	$11.47536	0
01/01/2012 to 12/31/2012	$11.47536	$12.93883	0
01/01/2013 to 12/31/2013	$12.93883	$17.50570	0
01/01/2014 to 12/31/2014	$17.50570	$18.29022	0
01/01/2015 to 12/31/2015	$18.29022	$16.84711	0
01/01/2016 to 12/31/2016	$16.84711	$20.41358	0
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
01/01/2007 to 12/31/2007	$10.14778	$10.37423	0
01/01/2008 to 12/31/2008	$10.37423	$10.36497	0
01/01/2009 to 12/31/2009	$10.36497	$10.12714	0
01/01/2010 to 12/31/2010	$10.12714	$9.87290	0
01/01/2011 to 12/31/2011	$9.87290	$9.62525	0
01/01/2012 to 12/31/2012	$9.62525	$9.38159	0
01/01/2013 to 12/31/2013	$9.38159	$9.14376	0
01/01/2014 to 12/31/2014	$9.14376	$8.91200	0
01/01/2015 to 12/31/2015	$8.91200	$8.68620	0
01/01/2016 to 12/31/2016	$8.68620	$8.46658	0
AST High Yield Portfolio
01/01/2007 to 12/31/2007	$10.52499	$10.51148	0
01/01/2008 to 12/31/2008	$10.51148	$7.62797	0
01/01/2009 to 12/31/2009	$7.62797	$10.07794	0
01/01/2010 to 12/31/2010	$10.07794	$11.14859	0
01/01/2011 to 12/31/2011	$11.14859	$11.21128	0
01/01/2012 to 12/31/2012	$11.21128	$12.44281	0
01/01/2013 to 12/31/2013	$12.44281	$12.99831	0
01/01/2014 to 12/31/2014	$12.99831	$12.99298	0
01/01/2015 to 12/31/2015	$12.99298	$12.21233	0
01/01/2016 to 12/31/2016	$12.21233	$13.73622	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
01/01/2007 to 12/31/2007	$12.09868	$11.43824	0
01/01/2008 to 12/31/2008	$11.43824	$6.52259	0
01/01/2009 to 12/31/2009	$6.52259	$7.59276	0
01/01/2010 to 12/31/2010	$7.59276	$8.37420	0
01/01/2011 to 12/31/2011	$8.37420	$7.82078	0
01/01/2012 to 12/31/2012	$7.82078	$8.90939	0
01/01/2013 to 12/31/2013	$8.90939	$12.14515	0
01/01/2014 to 12/31/2014	$12.14515	$13.46461	0
01/01/2015 to 12/31/2015	$13.46461	$12.09493	0
01/01/2016 to 12/31/2016	$12.09493	$14.13350	0
AST International Growth Portfolio
01/01/2007 to 12/31/2007	$10.54240	$12.23128	0
01/01/2008 to 12/31/2008	$12.23128	$5.93261	0
01/01/2009 to 12/31/2009	$5.93261	$7.82281	0
01/01/2010 to 12/31/2010	$7.82281	$8.73008	0
01/01/2011 to 12/31/2011	$8.73008	$7.40935	0
01/01/2012 to 12/31/2012	$7.40935	$8.69206	0
01/01/2013 to 12/31/2013	$8.69206	$10.08632	0
01/01/2014 to 12/31/2014	$10.08632	$9.28749	0
01/01/2015 to 12/31/2015	$9.28749	$9.33705	0
01/01/2016 to 12/31/2016	$9.33705	$8.75712	0
AST International Value Portfolio
01/01/2007 to 12/31/2007	$10.80400	$12.40342	0
01/01/2008 to 12/31/2008	$12.40342	$6.76920	0
01/01/2009 to 12/31/2009	$6.76920	$8.60978	0
01/01/2010 to 12/31/2010	$8.60978	$9.32176	0
01/01/2011 to 12/31/2011	$9.32176	$7.94553	0
01/01/2012 to 12/31/2012	$7.94553	$9.03533	0
01/01/2013 to 12/31/2013	$9.03533	$10.52073	0
01/01/2014 to 12/31/2014	$10.52073	$9.56667	0
01/01/2015 to 12/31/2015	$9.56667	$9.40041	0
01/01/2016 to 12/31/2016	$9.40041	$9.21593	0
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11154	$7.09658	6,196
01/01/2009 to 12/31/2009	$7.09658	$8.76123	16,564
01/01/2010 to 12/31/2010	$8.76123	$9.71916	15,006
01/01/2011 to 12/31/2011	$9.71916	$9.41929	17,541
01/01/2012 to 12/31/2012	$9.41929	$10.42718	16,637
01/01/2013 to 12/31/2013	$10.42718	$11.81773	15,484
01/01/2014 to 12/31/2014	$11.81773	$12.25127	8,540
01/01/2015 to 12/31/2015	$12.25127	$11.81567	8,935
01/01/2016 to 12/31/2016	$11.81567	$12.11769	8,140
AST J.P. Morgan International Equity Portfolio
01/01/2007 to 12/31/2007	$12.65607	$13.49800	0
01/01/2008 to 12/31/2008	$13.49800	$7.71162	0
01/01/2009 to 12/31/2009	$7.71162	$10.21306	0
01/01/2010 to 12/31/2010	$10.21306	$10.66809	0
01/01/2011 to 12/31/2011	$10.66809	$9.44664	0
01/01/2012 to 12/31/2012	$9.44664	$11.22411	0
01/01/2013 to 12/31/2013	$11.22411	$12.62013	0
01/01/2014 to 12/31/2014	$12.62013	$11.51722	0
01/01/2015 to 12/31/2015	$11.51722	$10.91155	0
01/01/2016 to 12/31/2016	$10.91155	$10.84114	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2007 to 12/31/2007	$11.42284	$11.34807	172,983
01/01/2008 to 12/31/2008	$11.34807	$9.11199	187,392
01/01/2009 to 12/31/2009	$9.11199	$10.83664	228,004
01/01/2010 to 12/31/2010	$10.83664	$11.33516	220,597
01/01/2011 to 12/31/2011	$11.33516	$11.07413	196,417
01/01/2012 to 12/31/2012	$11.07413	$11.95003	231,927
01/01/2013 to 12/31/2013	$11.95003	$12.93222	231,672
01/01/2014 to 12/31/2014	$12.93222	$13.29129	195,561
01/01/2015 to 12/31/2015	$13.29129	$12.93074	164,237
01/01/2016 to 12/31/2016	$12.93074	$13.08754	153,694
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08328	$10.27840	0
01/01/2010 to 12/31/2010	$10.27840	$11.15165	0
01/01/2011 to 12/31/2011	$11.15165	$10.94139	0
01/01/2012 to 12/31/2012	$10.94139	$12.28312	0
01/01/2013 to 12/31/2013	$12.28312	$16.34106	0
01/01/2014 to 12/31/2014	$16.34106	$17.44065	0
01/01/2015 to 12/31/2015	$17.44065	$18.80645	0
01/01/2016 to 12/31/2016	$18.80645	$18.06245	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$11.31183	$12.67336	0
01/01/2008 to 12/31/2008	$12.67336	$6.95886	0
01/01/2009 to 12/31/2009	$6.95886	$8.80096	0
01/01/2010 to 12/31/2010	$8.80096	$10.27233	0
01/01/2011 to 12/31/2011	$10.27233	$9.92091	0
01/01/2012 to 12/31/2012	$9.92091	$10.85514	0
01/01/2013 to 12/31/2013	$10.85514	$14.45360	0
01/01/2014 to 12/31/2014	$14.45360	$15.57911	0
01/01/2015 to 12/31/2015	$15.57911	$16.71364	0
01/01/2016 to 12/31/2016	$16.71364	$17.19947	0
AST Lord Abbett Core Fixed Income Portfolio
01/01/2007 to 12/31/2007	$10.56925	$10.92701	0
01/01/2008 to 12/31/2008	$10.92701	$8.17355	0
01/01/2009 to 12/31/2009	$8.17355	$10.72296	0
01/01/2010 to 12/31/2010	$10.72296	$11.85333	0
01/01/2011 to 12/31/2011	$11.85333	$12.72863	0
01/01/2012 to 12/31/2012	$12.72863	$13.14117	0
01/01/2013 to 12/31/2013	$13.14117	$12.55187	0
01/01/2014 to 12/31/2014	$12.55187	$13.01535	0
01/01/2015 to 12/31/2015	$13.01535	$12.61136	0
01/01/2016 to 12/31/2016	$12.61136	$12.61236	0
AST MFS Global Equity Portfolio
01/01/2007 to 12/31/2007	$12.60029	$13.43376	0
01/01/2008 to 12/31/2008	$13.43376	$8.64258	0
01/01/2009 to 12/31/2009	$8.64258	$11.07773	0
01/01/2010 to 12/31/2010	$11.07773	$12.09781	0
01/01/2011 to 12/31/2011	$12.09781	$11.42220	0
01/01/2012 to 12/31/2012	$11.42220	$13.70149	0
01/01/2013 to 12/31/2013	$13.70149	$17.04477	0
01/01/2014 to 12/31/2014	$17.04477	$17.21591	0
01/01/2015 to 12/31/2015	$17.21591	$16.53364	0
01/01/2016 to 12/31/2016	$16.53364	$17.26178	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2007 to 12/31/2007	$11.41513	$12.80513	0
01/01/2008 to 12/31/2008	$12.80513	$7.94948	0
01/01/2009 to 12/31/2009	$7.94948	$9.63119	0
01/01/2010 to 12/31/2010	$9.63119	$10.58722	0
01/01/2011 to 12/31/2011	$10.58722	$10.25797	0
01/01/2012 to 12/31/2012	$10.25797	$11.70562	0
01/01/2013 to 12/31/2013	$11.70562	$15.59703	0
01/01/2014 to 12/31/2014	$15.59703	$16.52580	0
01/01/2015 to 12/31/2015	$16.52580	$17.27129	0
01/01/2016 to 12/31/2016	$17.27129	$17.15642	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99790	$10.16264	0
01/01/2013 to 12/31/2013	$10.16264	$13.32293	0
01/01/2014 to 12/31/2014	$13.32293	$14.31210	0
01/01/2015 to 12/31/2015	$14.31210	$13.84838	0
01/01/2016 to 12/31/2016	$13.84838	$15.31326	0
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02780	$10.05508	0
01/01/2012 to 12/31/2012	$10.05508	$10.27731	0
01/01/2013 to 12/31/2013	$10.27731	$9.73302	0
01/01/2014 to 12/31/2014	$9.73302	$9.97498	0
01/01/2015 to 10/16/2015	$9.97498	$9.87728	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$12.50869	$14.89685	0
01/01/2008 to 12/31/2008	$14.89685	$8.24901	0
01/01/2009 to 12/31/2009	$8.24901	$10.43501	0
01/01/2010 to 12/31/2010	$10.43501	$13.08739	0
01/01/2011 to 12/31/2011	$13.08739	$12.97147	0
01/01/2012 to 12/31/2012	$12.97147	$14.20763	0
01/01/2013 to 12/31/2013	$14.20763	$18.36351	0
01/01/2014 to 12/31/2014	$18.36351	$19.31899	0
01/01/2015 to 10/16/2015	$19.31899	$19.66930	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$10.75030	$12.43714	0
01/01/2008 to 12/31/2008	$12.43714	$6.96509	0
01/01/2009 to 12/31/2009	$6.96509	$8.32028	0
01/01/2010 to 12/31/2010	$8.32028	$9.75334	0
01/01/2011 to 04/29/2011	$9.75334	$10.90778	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.66305	$11.72616	0
01/01/2008 to 12/31/2008	$11.72616	$6.59897	0
01/01/2009 to 12/31/2009	$6.59897	$9.04576	0
01/01/2010 to 12/31/2010	$9.04576	$10.88298	0
01/01/2011 to 12/31/2011	$10.88298	$10.34401	0
01/01/2012 to 12/31/2012	$10.34401	$11.80816	0
01/01/2013 to 12/31/2013	$11.80816	$16.34391	0
01/01/2014 to 12/31/2014	$16.34391	$18.19979	0
01/01/2015 to 12/31/2015	$18.19979	$16.73848	0
01/01/2016 to 12/31/2016	$16.73848	$19.28962	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99790	$10.26066	0
01/01/2013 to 12/31/2013	$10.26066	$11.89216	14,084
01/01/2014 to 12/31/2014	$11.89216	$12.18635	24,543
01/01/2015 to 12/31/2015	$12.18635	$11.72996	24,230
01/01/2016 to 12/31/2016	$11.72996	$11.92753	22,001
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10064	$5.55106	0
01/01/2009 to 12/31/2009	$5.55106	$9.00901	0
01/01/2010 to 12/31/2010	$9.00901	$10.73627	0
01/01/2011 to 12/31/2011	$10.73627	$8.34306	0
01/01/2012 to 12/31/2012	$8.34306	$9.58911	0
01/01/2013 to 12/31/2013	$9.58911	$9.36678	0
01/01/2014 to 12/31/2014	$9.36678	$8.70177	0
01/01/2015 to 12/31/2015	$8.70177	$7.06245	0
01/01/2016 to 12/31/2016	$7.06245	$7.73488	0
AST Preservation Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.55495	$11.18302	772,514
01/01/2008 to 12/31/2008	$11.18302	$8.77568	1,265,705
01/01/2009 to 12/31/2009	$8.77568	$10.26727	1,754,810
01/01/2010 to 12/31/2010	$10.26727	$11.06512	1,778,982
01/01/2011 to 12/31/2011	$11.06512	$10.89260	1,733,599
01/01/2012 to 12/31/2012	$10.89260	$11.71739	1,710,245
01/01/2013 to 12/31/2013	$11.71739	$12.47251	1,328,022
01/01/2014 to 12/31/2014	$12.47251	$12.85857	1,139,871
01/01/2015 to 12/31/2015	$12.85857	$12.55069	973,005
01/01/2016 to 12/31/2016	$12.55069	$12.90921	907,543
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01781	$10.05496	0
01/01/2012 to 12/31/2012	$10.05496	$10.49653	0
01/01/2013 to 12/31/2013	$10.49653	$9.99383	0
01/01/2014 to 12/31/2014	$9.99383	$10.33092	0
01/01/2015 to 12/31/2015	$10.33092	$10.04202	0
01/01/2016 to 12/31/2016	$10.04202	$10.20009	0
AST Prudential Growth Allocation Portfolio
01/01/2007 to 12/31/2007	$10.40773	$11.30062	2,237,900
01/01/2008 to 12/31/2008	$11.30062	$6.53007	1,392,225
01/01/2009 to 12/31/2009	$6.53007	$8.01775	1,343,948
01/01/2010 to 12/31/2010	$8.01775	$9.30092	1,383,564
01/01/2011 to 12/31/2011	$9.30092	$8.50216	1,277,373
01/01/2012 to 12/31/2012	$8.50216	$9.35706	1,188,252
01/01/2013 to 12/31/2013	$9.35706	$10.67269	1,173,804
01/01/2014 to 12/31/2014	$10.67269	$11.35893	1,139,408
01/01/2015 to 12/31/2015	$11.35893	$11.00317	1,098,250
01/01/2016 to 12/31/2016	$11.00317	$11.80759	1,037,305
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99789	$11.60516	0
01/01/2014 to 12/31/2014	$11.60516	$13.03511	0
01/01/2015 to 12/31/2015	$13.03511	$12.90075	0
01/01/2016 to 12/31/2016	$12.90075	$13.93961	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2007 to 12/31/2007	$11.33031	$11.27163	0
01/01/2008 to 12/31/2008	$11.27163	$6.73222	0
01/01/2009 to 12/31/2009	$6.73222	$7.99353	0
01/01/2010 to 12/31/2010	$7.99353	$8.96355	0
01/01/2011 to 12/31/2011	$8.96355	$9.03879	0
01/01/2012 to 12/31/2012	$9.03879	$10.46595	0
01/01/2013 to 12/31/2013	$10.46595	$13.50876	0
01/01/2014 to 12/31/2014	$13.50876	$15.43284	0
01/01/2015 to 12/31/2015	$15.43284	$15.50488	0
01/01/2016 to 12/31/2016	$15.50488	$17.35658	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99789	$8.84605	0
01/01/2012 to 12/31/2012	$8.84605	$9.75590	0
01/01/2013 to 12/31/2013	$9.75590	$11.63835	0
01/01/2014 to 12/31/2014	$11.63835	$12.08080	0
01/01/2015 to 12/31/2015	$12.08080	$11.79222	3,584
01/01/2016 to 12/31/2016	$11.79222	$12.22069	6,455
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08085	$7.30220	24,715
01/01/2009 to 12/31/2009	$7.30220	$8.78175	30,211
01/01/2010 to 12/31/2010	$8.78175	$9.57936	61,002
01/01/2011 to 12/31/2011	$9.57936	$9.16732	75,383
01/01/2012 to 12/31/2012	$9.16732	$9.85326	94,664
01/01/2013 to 12/31/2013	$9.85326	$10.79820	100,549
01/01/2014 to 12/31/2014	$10.79820	$11.06546	100,739
01/01/2015 to 12/31/2015	$11.06546	$10.76714	118,929
01/01/2016 to 12/31/2016	$10.76714	$11.00023	99,171
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09903	$6.65711	37,764
01/01/2009 to 12/31/2009	$6.65711	$8.23055	159,840
01/01/2010 to 12/31/2010	$8.23055	$9.17263	141,896
01/01/2011 to 12/31/2011	$9.17263	$8.72704	202,628
01/01/2012 to 12/31/2012	$8.72704	$9.85815	184,213
01/01/2013 to 12/31/2013	$9.85815	$11.34355	177,610
01/01/2014 to 12/31/2014	$11.34355	$11.65673	170,437
01/01/2015 to 12/31/2015	$11.65673	$11.29972	371,695
01/01/2016 to 12/31/2016	$11.29972	$11.76497	308,653
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2007 to 12/31/2007	$10.94561	$11.61823	113,579
01/01/2008 to 12/31/2008	$11.61823	$7.90477	72,457
01/01/2009 to 12/31/2009	$7.90477	$9.81658	227,919
01/01/2010 to 12/31/2010	$9.81658	$10.69791	150,752
01/01/2011 to 12/31/2011	$10.69791	$10.07466	254,988
01/01/2012 to 12/31/2012	$10.07466	$10.91260	199,504
01/01/2013 to 12/31/2013	$10.91260	$12.16777	217,316
01/01/2014 to 12/31/2014	$12.16777	$12.21940	184,673
01/01/2015 to 10/16/2015	$12.21940	$11.80038	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2007 to 12/31/2007	$11.97093	$12.97394	0
01/01/2008 to 12/31/2008	$12.97394	$7.06930	0
01/01/2009 to 12/31/2009	$7.06930	$9.14063	0
01/01/2010 to 12/31/2010	$9.14063	$11.80880	0
01/01/2011 to 12/31/2011	$11.80880	$10.00072	0
01/01/2012 to 12/31/2012	$10.00072	$11.70340	0
01/01/2013 to 12/31/2013	$11.70340	$16.06222	0
01/01/2014 to 12/31/2014	$16.06222	$16.42855	0
01/01/2015 to 12/31/2015	$16.42855	$16.22589	0
01/01/2016 to 12/31/2016	$16.22589	$17.03325	0
AST Small-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$9.85358	$10.28924	0
01/01/2008 to 12/31/2008	$10.28924	$6.51838	0
01/01/2009 to 12/31/2009	$6.51838	$8.50739	0
01/01/2010 to 12/31/2010	$8.50739	$11.31160	0
01/01/2011 to 12/31/2011	$11.31160	$10.91739	0
01/01/2012 to 12/31/2012	$10.91739	$11.93578	0
01/01/2013 to 12/31/2013	$11.93578	$15.72530	0
01/01/2014 to 12/31/2014	$15.72530	$15.91204	0
01/01/2015 to 12/31/2015	$15.91204	$15.63055	0
01/01/2016 to 12/31/2016	$15.63055	$17.07536	0
AST Small-Cap Value Portfolio
01/01/2007 to 12/31/2007	$12.36528	$11.37429	0
01/01/2008 to 12/31/2008	$11.37429	$7.79129	0
01/01/2009 to 12/31/2009	$7.79129	$9.64417	0
01/01/2010 to 12/31/2010	$9.64417	$11.84338	0
01/01/2011 to 12/31/2011	$11.84338	$10.85372	0
01/01/2012 to 12/31/2012	$10.85372	$12.49936	0
01/01/2013 to 12/31/2013	$12.49936	$16.73923	0
01/01/2014 to 12/31/2014	$16.73923	$17.17446	0
01/01/2015 to 12/31/2015	$17.17446	$16.01769	0
01/01/2016 to 12/31/2016	$16.01769	$20.17230	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$11.27006	$11.67732	1,552,226
01/01/2008 to 12/31/2008	$11.67732	$8.42839	933,340
01/01/2009 to 12/31/2009	$8.42839	$10.19780	1,030,357
01/01/2010 to 12/31/2010	$10.19780	$11.08597	1,003,773
01/01/2011 to 12/31/2011	$11.08597	$11.01988	905,933
01/01/2012 to 12/31/2012	$11.01988	$12.18975	958,380
01/01/2013 to 12/31/2013	$12.18975	$13.88084	943,737
01/01/2014 to 12/31/2014	$13.88084	$14.32445	965,136
01/01/2015 to 12/31/2015	$14.32445	$13.96729	922,840
01/01/2016 to 12/31/2016	$13.96729	$14.64117	894,549
AST T. Rowe Price Equity Income Portfolio
01/01/2007 to 12/31/2007	$12.10594	$11.37667	0
01/01/2008 to 12/31/2008	$11.37667	$6.44374	0
01/01/2009 to 12/31/2009	$6.44374	$7.77499	0
01/01/2010 to 12/31/2010	$7.77499	$8.58166	0
01/01/2011 to 12/31/2011	$8.58166	$8.22731	0
01/01/2012 to 12/31/2012	$8.22731	$9.40178	0
01/01/2013 to 12/31/2013	$9.40178	$11.88387	0
01/01/2014 to 12/31/2014	$11.88387	$12.44757	0
01/01/2015 to 10/16/2015	$12.44757	$11.45798	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$10.40395	$10.97374	0
01/01/2008 to 12/31/2008	$10.97374	$6.35637	0
01/01/2009 to 12/31/2009	$6.35637	$9.50196	0
01/01/2010 to 12/31/2010	$9.50196	$10.72546	0
01/01/2011 to 12/31/2011	$10.72546	$10.27681	0
01/01/2012 to 12/31/2012	$10.27681	$11.77710	0
01/01/2013 to 12/31/2013	$11.77710	$16.53249	0
01/01/2014 to 12/31/2014	$16.53249	$17.45817	0
01/01/2015 to 12/31/2015	$17.45817	$18.64647	0
01/01/2016 to 12/31/2016	$18.64647	$18.66546	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2007 to 12/31/2007	$13.15868	$18.01835	0
01/01/2008 to 12/31/2008	$18.01835	$8.78274	0
01/01/2009 to 12/31/2009	$8.78274	$12.78441	0
01/01/2010 to 12/31/2010	$12.78441	$15.00925	0
01/01/2011 to 12/31/2011	$15.00925	$12.44682	0
01/01/2012 to 12/31/2012	$12.44682	$12.56960	0
01/01/2013 to 12/31/2013	$12.56960	$14.13536	0
01/01/2014 to 12/31/2014	$14.13536	$12.62504	0
01/01/2015 to 12/31/2015	$12.62504	$9.93573	0
01/01/2016 to 12/31/2016	$9.93573	$12.06833	0
AST Templeton Global Bond Portfolio
01/01/2007 to 12/31/2007	$9.71544	$10.38123	0
01/01/2008 to 12/31/2008	$10.38123	$9.87172	0
01/01/2009 to 12/31/2009	$9.87172	$10.78731	0
01/01/2010 to 12/31/2010	$10.78731	$11.11776	0
01/01/2011 to 12/31/2011	$11.11776	$11.28339	0
01/01/2012 to 12/31/2012	$11.28339	$11.57172	0
01/01/2013 to 12/31/2013	$11.57172	$10.85518	0
01/01/2014 to 12/31/2014	$10.85518	$10.63890	0
01/01/2015 to 12/31/2015	$10.63890	$9.89032	0
01/01/2016 to 12/31/2016	$9.89032	$10.06035	0
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
01/01/2007 to 12/31/2007	$12.61910	$12.44257	0
01/01/2008 to 12/31/2008	$12.44257	$7.60334	0
01/01/2009 to 12/31/2009	$7.60334	$8.76382	0
01/01/2010 to 12/31/2010	$8.76382	$9.60457	0
01/01/2011 to 12/31/2011	$9.60457	$9.31537	0
01/01/2012 to 12/31/2012	$9.31537	$10.29569	0
01/01/2013 to 12/31/2013	$10.29569	$13.50979	0
01/01/2014 to 12/31/2014	$13.50979	$13.37246	0
01/01/2015 to 12/31/2015	$13.37246	$12.24312	0
01/01/2016 to 12/31/2016	$12.24312	$12.66491	0
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.44280	$11.45816	0
01/01/2008 to 12/31/2008	$11.45816	$6.90971	0
01/01/2009 to 12/31/2009	$6.90971	$9.35340	0
01/01/2010 to 12/31/2010	$9.35340	$11.26882	0
01/01/2011 to 12/31/2011	$11.26882	$10.60452	0
01/01/2012 to 12/31/2012	$10.60452	$12.23817	0
01/01/2013 to 12/31/2013	$12.23817	$15.79477	0
01/01/2014 to 12/31/2014	$15.79477	$17.69903	0
01/01/2015 to 12/31/2015	$17.69903	$16.11034	0
01/01/2016 to 12/31/2016	$16.11034	$17.90065	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Wellington Management Hedged Equity Portfolio
01/01/2007 to 12/31/2007	$11.26518	$12.02763	0
01/01/2008 to 12/31/2008	$12.02763	$6.76059	0
01/01/2009 to 12/31/2009	$6.76059	$8.46271	0
01/01/2010 to 12/31/2010	$8.46271	$9.45557	0
01/01/2011 to 12/31/2011	$9.45557	$8.89776	13,740
01/01/2012 to 12/31/2012	$8.89776	$9.62642	14,109
01/01/2013 to 12/31/2013	$9.62642	$11.30623	216,699
01/01/2014 to 12/31/2014	$11.30623	$11.62627	272,987
01/01/2015 to 12/31/2015	$11.62627	$11.25985	271,624
01/01/2016 to 12/31/2016	$11.25985	$11.69124	234,660
AST Western Asset Core Plus Bond Portfolio
11/19/2007* to 12/31/2007	$9.99789	$9.96843	0
01/01/2008 to 12/31/2008	$9.96843	$9.20943	0
01/01/2009 to 12/31/2009	$9.20943	$10.02000	0
01/01/2010 to 12/31/2010	$10.02000	$10.52764	0
01/01/2011 to 12/31/2011	$10.52764	$10.87967	0
01/01/2012 to 12/31/2012	$10.87967	$11.43628	0
01/01/2013 to 12/31/2013	$11.43628	$10.98006	0
01/01/2014 to 12/31/2014	$10.98006	$11.47202	0
01/01/2015 to 12/31/2015	$11.47202	$11.31956	0
01/01/2016 to 12/31/2016	$11.31956	$11.60158	0
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07786	$6.60266	8,993
01/01/2009 to 12/31/2009	$6.60266	$8.37009	16,855
01/01/2010 to 12/31/2010	$8.37009	$8.99346	28,325
01/01/2011 to 12/31/2011	$8.99346	$8.61933	42,650
01/01/2012 to 09/21/2012	$8.61933	$9.59327	0
ProFund VP Consumer Goods Portfolio
05/01/2008* to 12/31/2008	$10.08874	$7.62474	0
01/01/2009 to 12/31/2009	$7.62474	$9.03424	0
01/01/2010 to 12/31/2010	$9.03424	$10.33411	0
01/01/2011 to 12/31/2011	$10.33411	$10.77243	0
01/01/2012 to 12/31/2012	$10.77243	$11.63897	0
01/01/2013 to 12/31/2013	$11.63897	$14.57162	0
01/01/2014 to 12/31/2014	$14.57162	$15.65488	0
01/01/2015 to 12/31/2015	$15.65488	$15.89341	0
01/01/2016 to 12/31/2016	$15.89341	$16.04068	0
ProFund VP Consumer Services
05/01/2008* to 12/31/2008	$10.26776	$6.99943	0
01/01/2009 to 12/31/2009	$6.99943	$8.92347	0
01/01/2010 to 12/31/2010	$8.92347	$10.55787	0
01/01/2011 to 12/31/2011	$10.55787	$10.85662	0
01/01/2012 to 12/31/2012	$10.85662	$12.91934	0
01/01/2013 to 12/31/2013	$12.91934	$17.61232	0
01/01/2014 to 12/31/2014	$17.61232	$19.30503	0
01/01/2015 to 12/31/2015	$19.30503	$19.69804	0
01/01/2016 to 12/31/2016	$19.69804	$20.00379	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ProFund VP Financials
05/01/2008* to 12/31/2008	$10.38545	$5.23966	0
01/01/2009 to 12/31/2009	$5.23966	$5.87327	0
01/01/2010 to 12/31/2010	$5.87327	$6.35017	0
01/01/2011 to 12/31/2011	$6.35017	$5.33326	0
01/01/2012 to 12/31/2012	$5.33326	$6.48325	0
01/01/2013 to 12/31/2013	$6.48325	$8.34604	0
01/01/2014 to 12/31/2014	$8.34604	$9.18526	0
01/01/2015 to 12/31/2015	$9.18526	$8.81868	0
01/01/2016 to 12/31/2016	$8.81868	$9.91269	0
ProFund VP Health Care
05/01/2008* to 12/31/2008	$10.15167	$8.28538	0
01/01/2009 to 12/31/2009	$8.28538	$9.65467	0
01/01/2010 to 12/31/2010	$9.65467	$9.67767	0
01/01/2011 to 12/31/2011	$9.67767	$10.38680	0
01/01/2012 to 12/31/2012	$10.38680	$11.88503	0
01/01/2013 to 12/31/2013	$11.88503	$16.18963	0
01/01/2014 to 12/31/2014	$16.18963	$19.51911	0
01/01/2015 to 12/31/2015	$19.51911	$19.98002	0
01/01/2016 to 12/31/2016	$19.98002	$18.68564	0
ProFund VP Industrials
05/01/2008* to 12/31/2008	$10.16518	$6.05952	0
01/01/2009 to 12/31/2009	$6.05952	$7.32920	0
01/01/2010 to 12/31/2010	$7.32920	$8.84011	0
01/01/2011 to 12/31/2011	$8.84011	$8.46264	0
01/01/2012 to 12/31/2012	$8.46264	$9.55084	0
01/01/2013 to 12/31/2013	$9.55084	$12.86380	0
01/01/2014 to 12/31/2014	$12.86380	$13.23693	0
01/01/2015 to 12/31/2015	$13.23693	$12.46017	0
01/01/2016 to 12/31/2016	$12.46017	$14.27635	0
ProFund VP Large-Cap Growth
05/01/2008* to 12/31/2008	$10.11041	$6.67544	0
01/01/2009 to 12/31/2009	$6.67544	$8.44082	0
01/01/2010 to 12/31/2010	$8.44082	$9.31162	0
01/01/2011 to 12/31/2011	$9.31162	$9.36011	0
01/01/2012 to 12/31/2012	$9.36011	$10.28272	0
01/01/2013 to 12/31/2013	$10.28272	$13.09554	0
01/01/2014 to 12/31/2014	$13.09554	$14.41370	0
01/01/2015 to 12/31/2015	$14.41370	$14.57615	0
01/01/2016 to 12/31/2016	$14.57615	$14.92023	0
ProFund VP Large-Cap Value
05/01/2008* to 12/31/2008	$10.24119	$6.23331	0
01/01/2009 to 12/31/2009	$6.23331	$7.25798	0
01/01/2010 to 12/31/2010	$7.25798	$7.98625	0
01/01/2011 to 12/31/2011	$7.98625	$7.68458	0
01/01/2012 to 12/31/2012	$7.68458	$8.64434	0
01/01/2013 to 12/31/2013	$8.64434	$10.94390	0
01/01/2014 to 12/31/2014	$10.94390	$11.78374	2,426
01/01/2015 to 12/31/2015	$11.78374	$10.94123	3,394
01/01/2016 to 12/31/2016	$10.94123	$12.31037	1,232

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ProFund VP Mid-Cap Growth
05/01/2008* to 12/31/2008	$10.07219	$6.16181	0
01/01/2009 to 12/31/2009	$6.16181	$8.30678	0
01/01/2010 to 12/31/2010	$8.30678	$10.39723	0
01/01/2011 to 12/31/2011	$10.39723	$9.84090	0
01/01/2012 to 12/31/2012	$9.84090	$11.06623	0
01/01/2013 to 12/31/2013	$11.06623	$14.07819	0
01/01/2014 to 12/31/2014	$14.07819	$14.52976	0
01/01/2015 to 12/31/2015	$14.52976	$14.20164	0
01/01/2016 to 12/31/2016	$14.20164	$15.62504	0
ProFund VP Mid-Cap Value
05/01/2008* to 12/31/2008	$10.18816	$6.42458	0
01/01/2009 to 12/31/2009	$6.42458	$8.19475	0
01/01/2010 to 12/31/2010	$8.19475	$9.62061	0
01/01/2011 to 12/31/2011	$9.62061	$9.00918	0
01/01/2012 to 12/31/2012	$9.00918	$10.23496	0
01/01/2013 to 12/31/2013	$10.23496	$13.18371	0
01/01/2014 to 12/31/2014	$13.18371	$14.15840	0
01/01/2015 to 12/31/2015	$14.15840	$12.66458	0
01/01/2016 to 12/31/2016	$12.66458	$15.34930	0
ProFund VP Real Estate
05/01/2008* to 12/31/2008	$10.25866	$5.48418	0
01/01/2009 to 12/31/2009	$5.48418	$6.83636	0
01/01/2010 to 12/31/2010	$6.83636	$8.30850	0
01/01/2011 to 12/31/2011	$8.30850	$8.48300	0
01/01/2012 to 12/31/2012	$8.48300	$9.68740	0
01/01/2013 to 12/31/2013	$9.68740	$9.45055	0
01/01/2014 to 12/31/2014	$9.45055	$11.51553	0
01/01/2015 to 12/31/2015	$11.51553	$11.26014	0
01/01/2016 to 12/31/2016	$11.26014	$11.60395	0
ProFund VP Small-Cap Growth
05/01/2008* to 12/31/2008	$10.11331	$6.76798	0
01/01/2009 to 12/31/2009	$6.76798	$8.32259	0
01/01/2010 to 12/31/2010	$8.32259	$10.19851	0
01/01/2011 to 12/31/2011	$10.19851	$10.06782	0
01/01/2012 to 12/31/2012	$10.06782	$11.03698	0
01/01/2013 to 12/31/2013	$11.03698	$15.10618	0
01/01/2014 to 12/31/2014	$15.10618	$15.04321	0
01/01/2015 to 12/31/2015	$15.04321	$14.83381	0
01/01/2016 to 12/31/2016	$14.83381	$17.38459	0
ProFund VP Small-Cap Value
05/01/2008* to 12/31/2008	$10.22831	$7.13514	0
01/01/2009 to 12/31/2009	$7.13514	$8.37312	0
01/01/2010 to 12/31/2010	$8.37312	$9.96486	0
01/01/2011 to 12/31/2011	$9.96486	$9.31430	0
01/01/2012 to 12/31/2012	$9.31430	$10.54444	0
01/01/2013 to 12/31/2013	$10.54444	$14.14945	0
01/01/2014 to 12/31/2014	$14.14945	$14.59263	0
01/01/2015 to 12/31/2015	$14.59263	$13.04528	0
01/01/2016 to 12/31/2016	$13.04528	$16.37471	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ProFund VP Telecommunications
05/01/2008* to 12/31/2008	$10.27788	$7.22415	0
01/01/2009 to 12/31/2009	$7.22415	$7.55643	0
01/01/2010 to 12/31/2010	$7.55643	$8.52047	0
01/01/2011 to 12/31/2011	$8.52047	$8.46005	0
01/01/2012 to 12/31/2012	$8.46005	$9.60712	0
01/01/2013 to 12/31/2013	$9.60712	$10.49380	0
01/01/2014 to 12/31/2014	$10.49380	$10.28561	0
01/01/2015 to 12/31/2015	$10.28561	$10.17750	0
01/01/2016 to 12/31/2016	$10.17750	$12.06878	0
ProFund VP Utilities
05/01/2008* to 12/31/2008	$10.09834	$7.17118	0
01/01/2009 to 12/31/2009	$7.17118	$7.73976	0
01/01/2010 to 12/31/2010	$7.73976	$7.99261	0
01/01/2011 to 12/31/2011	$7.99261	$9.15468	0
01/01/2012 to 12/31/2012	$9.15468	$8.93472	0
01/01/2013 to 12/31/2013	$8.93472	$9.86768	0
01/01/2014 to 12/31/2014	$9.86768	$12.10716	0
01/01/2015 to 12/31/2015	$12.10716	$11.04479	0
01/01/2016 to 12/31/2016	$11.04479	$12.38874	0
*Denotes the start date of these sub-accounts

PREMIER L SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement Service Charge

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/19/2007* to 12/31/2007	$10.08004	$10.91282	129,445
01/01/2008 to 12/31/2008	$10.91282	$7.36563	142,405
01/01/2009 to 12/31/2009	$7.36563	$9.06905	85,377
01/01/2010 to 12/31/2010	$9.06905	$10.05357	99,862
01/01/2011 to 12/31/2011	$10.05357	$9.68945	172,922
01/01/2012 to 12/31/2012	$9.68945	$10.79903	187,764
01/01/2013 to 12/31/2013	$10.79903	$11.75851	169,163
01/01/2014 to 12/31/2014	$11.75851	$12.08662	230,801
01/01/2015 to 12/31/2015	$12.08662	$11.58176	286,697
01/01/2016 to 12/31/2016	$11.58176	$12.19380	296,022
AST Advanced Strategies Portfolio
03/19/2007* to 12/31/2007	$10.07305	$10.83452	0
01/01/2008 to 12/31/2008	$10.83452	$7.53017	0
01/01/2009 to 12/31/2009	$7.53017	$9.40896	0
01/01/2010 to 12/31/2010	$9.40896	$10.59254	0
01/01/2011 to 12/31/2011	$10.59254	$10.49952	36,272
01/01/2012 to 12/31/2012	$10.49952	$11.81435	79,091
01/01/2013 to 12/31/2013	$11.81435	$13.63409	158,790
01/01/2014 to 12/31/2014	$13.63409	$14.32368	180,239
01/01/2015 to 12/31/2015	$14.32368	$14.29579	206,753
01/01/2016 to 12/31/2016	$14.29579	$15.16031	258,359
AST American Century Income & Growth Portfolio
03/19/2007* to 12/31/2007	$10.12345	$10.18301	0
01/01/2008 to 12/31/2008	$10.18301	$6.57914	0
01/01/2009 to 12/31/2009	$6.57914	$7.67177	3,699
01/01/2010 to 12/31/2010	$7.67177	$8.64764	4,096
01/01/2011 to 12/31/2011	$8.64764	$8.86776	4,581
01/01/2012 to 05/04/2012	$8.86776	$9.65752	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99918	$11.69051	0
01/01/2014 to 12/31/2014	$11.69051	$13.09913	0
01/01/2015 to 12/31/2015	$13.09913	$13.19338	0
01/01/2016 to 12/31/2016	$13.19338	$14.46107	0
AST Balanced Asset Allocation Portfolio
03/19/2007* to 12/31/2007	$10.07151	$10.86097	3,120
01/01/2008 to 12/31/2008	$10.86097	$7.66698	166,425
01/01/2009 to 12/31/2009	$7.66698	$9.35958	160,708
01/01/2010 to 12/31/2010	$9.35958	$10.40804	226,307
01/01/2011 to 12/31/2011	$10.40804	$10.17985	366,569
01/01/2012 to 12/31/2012	$10.17985	$11.33645	524,542
01/01/2013 to 12/31/2013	$11.33645	$13.20498	566,259
01/01/2014 to 12/31/2014	$13.20498	$13.92690	843,587
01/01/2015 to 12/31/2015	$13.92690	$13.85466	1,049,212
01/01/2016 to 12/31/2016	$13.85466	$14.58164	1,373,384

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99918	$9.20827	0
01/01/2012 to 12/31/2012	$9.20827	$10.20156	0
01/01/2013 to 12/31/2013	$10.20156	$11.19672	0
01/01/2014 to 12/31/2014	$11.19672	$11.62858	0
01/01/2015 to 12/31/2015	$11.62858	$11.16796	0
01/01/2016 to 12/31/2016	$11.16796	$11.82721	0
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99918	$10.54820	0
01/01/2014 to 12/31/2014	$10.54820	$10.81738	0
01/01/2015 to 12/31/2015	$10.81738	$10.73944	0
01/01/2016 to 12/31/2016	$10.73944	$11.30823	0
AST BlackRock Low Duration Bond Portfolio
03/19/2007* to 12/31/2007	$9.99034	$10.47408	6,233
01/01/2008 to 12/31/2008	$10.47408	$10.48603	6,071
01/01/2009 to 12/31/2009	$10.48603	$11.44430	46,373
01/01/2010 to 12/31/2010	$11.44430	$11.77276	96,945
01/01/2011 to 12/31/2011	$11.77276	$11.91843	101,716
01/01/2012 to 12/31/2012	$11.91843	$12.35443	57,567
01/01/2013 to 12/31/2013	$12.35443	$11.96593	61,513
01/01/2014 to 12/31/2014	$11.96593	$11.83586	56,087
01/01/2015 to 12/31/2015	$11.83586	$11.77554	95,573
01/01/2016 to 12/31/2016	$11.77554	$11.85025	101,282
AST BlackRock/Loomis Sayles Bond Portfolio
03/19/2007* to 12/31/2007	$9.99058	$10.56075	0
01/01/2008 to 12/31/2008	$10.56075	$10.21988	1,836
01/01/2009 to 12/31/2009	$10.21988	$11.79093	23,401
01/01/2010 to 12/31/2010	$11.79093	$12.57524	35,839
01/01/2011 to 12/31/2011	$12.57524	$12.84647	42,310
01/01/2012 to 12/31/2012	$12.84647	$13.90489	141,041
01/01/2013 to 12/31/2013	$13.90489	$13.51422	157,940
01/01/2014 to 12/31/2014	$13.51422	$13.94662	156,494
01/01/2015 to 12/31/2015	$13.94662	$13.51743	159,560
01/01/2016 to 12/31/2016	$13.51743	$13.94960	163,286
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14595	$10.30944	0
01/01/2010 to 12/31/2010	$10.30944	$11.60815	678
01/01/2011 to 12/31/2011	$11.60815	$10.81845	1,493
01/01/2012 to 12/31/2012	$10.81845	$12.12874	1,675
01/01/2013 to 12/31/2013	$12.12874	$15.78294	5,326
01/01/2014 to 12/31/2014	$15.78294	$17.23085	6,482
01/01/2015 to 12/31/2015	$17.23085	$16.24741	11,612
01/01/2016 to 12/31/2016	$16.24741	$18.29792	21,508
AST Capital Growth Asset Allocation Portfolio
03/19/2007* to 12/31/2007	$10.09687	$11.01224	40,327
01/01/2008 to 12/31/2008	$11.01224	$7.09376	47,327
01/01/2009 to 12/31/2009	$7.09376	$8.80257	75,060
01/01/2010 to 12/31/2010	$8.80257	$9.88109	85,112
01/01/2011 to 12/31/2011	$9.88109	$9.54594	115,629
01/01/2012 to 12/31/2012	$9.54594	$10.74833	85,759
01/01/2013 to 12/31/2013	$10.74833	$13.05551	147,135
01/01/2014 to 12/31/2014	$13.05551	$13.83039	261,580
01/01/2015 to 12/31/2015	$13.83039	$13.76649	412,131
01/01/2016 to 12/31/2016	$13.76649	$14.56220	531,059

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99918	$11.72984	0
01/01/2014 to 12/31/2014	$11.72984	$13.19431	0
01/01/2015 to 12/31/2015	$13.19431	$12.59712	0
01/01/2016 to 12/31/2016	$12.59712	$14.33024	0
AST Cohen & Steers Realty Portfolio
03/19/2007* to 12/31/2007	$10.10286	$7.81223	2,528
01/01/2008 to 12/31/2008	$7.81223	$5.02371	2,463
01/01/2009 to 12/31/2009	$5.02371	$6.56219	2,370
01/01/2010 to 12/31/2010	$6.56219	$8.36127	3,255
01/01/2011 to 12/31/2011	$8.36127	$8.82419	4,845
01/01/2012 to 12/31/2012	$8.82419	$10.07765	33,808
01/01/2013 to 12/31/2013	$10.07765	$10.29050	28,693
01/01/2014 to 12/31/2014	$10.29050	$13.33818	33,765
01/01/2015 to 12/31/2015	$13.33818	$13.84584	49,429
01/01/2016 to 12/31/2016	$13.84584	$14.36896	61,695
AST DeAm Small-Cap Value Portfolio
03/19/2007* to 12/31/2007	$10.09789	$8.33201	0
01/01/2008 to 07/18/2008	$8.33201	$7.66199	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99918	$9.73366	0
01/01/2014 to 12/31/2014	$9.73366	$10.12900	0
01/01/2015 to 12/31/2015	$10.12900	$10.01891	0
01/01/2016 to 12/31/2016	$10.01891	$10.37307	0
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10379	$7.54057	0
01/01/2009 to 12/31/2009	$7.54057	$9.05097	0
01/01/2010 to 12/31/2010	$9.05097	$10.15522	0
01/01/2011 to 12/31/2011	$10.15522	$9.80622	17,951
01/01/2012 to 12/31/2012	$9.80622	$11.03284	39,447
01/01/2013 to 12/31/2013	$11.03284	$13.02361	48,832
01/01/2014 to 12/31/2014	$13.02361	$13.63207	78,552
01/01/2015 to 10/16/2015	$13.63207	$13.67052	0
AST FI Pyramis® Quantitative Portfolio
03/19/2007* to 12/31/2007	$10.07381	$10.77036	7,255
01/01/2008 to 12/31/2008	$10.77036	$6.98618	42,388
01/01/2009 to 12/31/2009	$6.98618	$8.56682	35,985
01/01/2010 to 12/31/2010	$8.56682	$9.70021	34,782
01/01/2011 to 12/31/2011	$9.70021	$9.45972	70,843
01/01/2012 to 12/31/2012	$9.45972	$10.36217	125,844
01/01/2013 to 12/31/2013	$10.36217	$11.77393	141,532
01/01/2014 to 12/31/2014	$11.77393	$12.02477	146,745
01/01/2015 to 12/31/2015	$12.02477	$12.02372	175,869
01/01/2016 to 12/31/2016	$12.02372	$12.41117	191,548
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99918	$7.49594	5,059
01/01/2009 to 11/13/2009	$7.49594	$8.43273	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99918	$10.79695	47,791
01/01/2013 to 12/31/2013	$10.79695	$13.30615	44,057
01/01/2014 to 12/31/2014	$13.30615	$13.59311	39,882
01/01/2015 to 10/16/2015	$13.59311	$13.09384	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99918	$10.86599	0
01/01/2014 to 12/31/2014	$10.86599	$11.03376	0
01/01/2015 to 10/16/2015	$11.03376	$10.58791	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17586	$6.13224	0
01/01/2009 to 12/31/2009	$6.13224	$8.20276	146
01/01/2010 to 12/31/2010	$8.20276	$9.76197	137
01/01/2011 to 12/31/2011	$9.76197	$9.17833	541
01/01/2012 to 12/31/2012	$9.17833	$11.52315	1,910
01/01/2013 to 12/31/2013	$11.52315	$11.90508	5,835
01/01/2014 to 12/31/2014	$11.90508	$13.42844	9,633
01/01/2015 to 12/31/2015	$13.42844	$13.28358	9,943
01/01/2016 to 12/31/2016	$13.28358	$13.26990	23,866
AST Goldman Sachs Concentrated Growth Portfolio
03/19/2007* to 12/31/2007	$10.09100	$11.53628	4,723
01/01/2008 to 12/31/2008	$11.53628	$6.82244	4,600
01/01/2009 to 12/31/2009	$6.82244	$10.09167	4,428
01/01/2010 to 12/31/2010	$10.09167	$11.01965	5,277
01/01/2011 to 12/31/2011	$11.01965	$10.47885	6,194
01/01/2012 to 12/31/2012	$10.47885	$12.42563	13,645
01/01/2013 to 12/31/2013	$12.42563	$15.96125	24,620
01/01/2014 to 02/07/2014	$15.96125	$15.71317	0
AST Goldman Sachs Large-Cap Value Portfolio
03/19/2007* to 12/31/2007	$10.11632	$10.62005	0
01/01/2008 to 12/31/2008	$10.62005	$6.23634	0
01/01/2009 to 12/31/2009	$6.23634	$7.35950	6,458
01/01/2010 to 12/31/2010	$7.35950	$8.22556	5,948
01/01/2011 to 12/31/2011	$8.22556	$7.69478	7,670
01/01/2012 to 12/31/2012	$7.69478	$9.11684	17,500
01/01/2013 to 12/31/2013	$9.11684	$12.05440	27,352
01/01/2014 to 12/31/2014	$12.05440	$13.50241	43,345
01/01/2015 to 12/31/2015	$13.50241	$12.75099	179,262
01/01/2016 to 12/31/2016	$12.75099	$14.08203	149,738
AST Goldman Sachs Mid-Cap Growth Portfolio
03/19/2007* to 12/31/2007	$10.09800	$11.48986	1,492
01/01/2008 to 12/31/2008	$11.48986	$6.73541	0
01/01/2009 to 12/31/2009	$6.73541	$10.47635	231
01/01/2010 to 12/31/2010	$10.47635	$12.42903	782
01/01/2011 to 12/31/2011	$12.42903	$11.93976	1,490
01/01/2012 to 12/31/2012	$11.93976	$14.14015	10,307
01/01/2013 to 12/31/2013	$14.14015	$18.50694	16,778
01/01/2014 to 12/31/2014	$18.50694	$20.43596	21,586
01/01/2015 to 12/31/2015	$20.43596	$19.08331	59,327
01/01/2016 to 12/31/2016	$19.08331	$19.20543	63,514
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08946	$7.64998	744
01/01/2009 to 12/31/2009	$7.64998	$9.34543	2,369
01/01/2010 to 12/31/2010	$9.34543	$10.32606	7,551
01/01/2011 to 12/31/2011	$10.32606	$10.17206	13,151
01/01/2012 to 12/31/2012	$10.17206	$11.09154	67,208
01/01/2013 to 12/31/2013	$11.09154	$12.06017	27,028
01/01/2014 to 12/31/2014	$12.06017	$12.42331	62,516
01/01/2015 to 12/31/2015	$12.42331	$12.18843	73,646
01/01/2016 to 12/31/2016	$12.18843	$12.70214	98,929

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03407	$7.66279	431
01/01/2009 to 12/31/2009	$7.66279	$9.62383	517
01/01/2010 to 12/31/2010	$9.62383	$12.07909	1,114
01/01/2011 to 12/31/2011	$12.07909	$12.11532	1,906
01/01/2012 to 12/31/2012	$12.11532	$13.87726	4,328
01/01/2013 to 12/31/2013	$13.87726	$19.07270	10,593
01/01/2014 to 12/31/2014	$19.07270	$20.24314	14,911
01/01/2015 to 12/31/2015	$20.24314	$18.94153	28,415
01/01/2016 to 12/31/2016	$18.94153	$23.31383	35,607
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
03/19/2007* to 12/31/2007	$10.00052	$10.29973	0
01/01/2008 to 12/31/2008	$10.29973	$10.45357	10,390
01/01/2009 to 12/31/2009	$10.45357	$10.37528	8,118
01/01/2010 to 12/31/2010	$10.37528	$10.27485	23,603
01/01/2011 to 12/31/2011	$10.27485	$10.17598	28,226
01/01/2012 to 12/31/2012	$10.17598	$10.07626	137,020
01/01/2013 to 12/31/2013	$10.07626	$9.97714	122,291
01/01/2014 to 12/31/2014	$9.97714	$9.87852	250,708
01/01/2015 to 12/31/2015	$9.87852	$9.78032	270,947
01/01/2016 to 12/31/2016	$9.78032	$9.68399	281,767
AST High Yield Portfolio
03/19/2007* to 12/31/2007	$9.99918	$9.96607	0
01/01/2008 to 12/31/2008	$9.96607	$7.34697	0
01/01/2009 to 12/31/2009	$7.34697	$9.86035	3,032
01/01/2010 to 12/31/2010	$9.86035	$11.08074	18,004
01/01/2011 to 12/31/2011	$11.08074	$11.31919	24,364
01/01/2012 to 12/31/2012	$11.31919	$12.76194	53,227
01/01/2013 to 12/31/2013	$12.76194	$13.54280	47,007
01/01/2014 to 12/31/2014	$13.54280	$13.75166	62,152
01/01/2015 to 12/31/2015	$13.75166	$13.13027	80,541
01/01/2016 to 12/31/2016	$13.13027	$15.00201	109,170
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
03/19/2007* to 12/31/2007	$10.11587	$9.84473	0
01/01/2008 to 12/31/2008	$9.84473	$5.70314	0
01/01/2009 to 12/31/2009	$5.70314	$6.74404	0
01/01/2010 to 12/31/2010	$6.74404	$7.55590	197
01/01/2011 to 12/31/2011	$7.55590	$7.16817	1,094
01/01/2012 to 12/31/2012	$7.16817	$8.29561	14,852
01/01/2013 to 12/31/2013	$8.29561	$11.48738	31,898
01/01/2014 to 12/31/2014	$11.48738	$12.93708	42,358
01/01/2015 to 12/31/2015	$12.93708	$11.80525	49,990
01/01/2016 to 12/31/2016	$11.80525	$14.01298	61,709
AST International Growth Portfolio
03/19/2007* to 12/31/2007	$10.15948	$12.05201	0
01/01/2008 to 12/31/2008	$12.05201	$5.93863	0
01/01/2009 to 12/31/2009	$5.93863	$7.95483	448
01/01/2010 to 12/31/2010	$7.95483	$9.01789	458
01/01/2011 to 12/31/2011	$9.01789	$7.77483	437
01/01/2012 to 12/31/2012	$7.77483	$9.26557	8,321
01/01/2013 to 12/31/2013	$9.26557	$10.92201	15,690
01/01/2014 to 12/31/2014	$10.92201	$10.21646	15,533
01/01/2015 to 12/31/2015	$10.21646	$10.43383	19,369
01/01/2016 to 12/31/2016	$10.43383	$9.94030	16,568

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST International Value Portfolio
03/19/2007* to 12/31/2007	$10.12617	$11.65068	0
01/01/2008 to 12/31/2008	$11.65068	$6.45950	0
01/01/2009 to 12/31/2009	$6.45950	$8.34615	0
01/01/2010 to 12/31/2010	$8.34615	$9.17929	607
01/01/2011 to 12/31/2011	$9.17929	$7.94794	1,773
01/01/2012 to 12/31/2012	$7.94794	$9.18156	3,131
01/01/2013 to 12/31/2013	$9.18156	$10.86035	7,431
01/01/2014 to 12/31/2014	$10.86035	$10.03208	9,404
01/01/2015 to 12/31/2015	$10.03208	$10.01389	11,194
01/01/2016 to 12/31/2016	$10.01389	$9.97240	10,720
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11197	$7.17178	0
01/01/2009 to 12/31/2009	$7.17178	$8.99427	0
01/01/2010 to 12/31/2010	$8.99427	$10.13569	0
01/01/2011 to 12/31/2011	$10.13569	$9.97825	1,208
01/01/2012 to 12/31/2012	$9.97825	$11.22134	27,647
01/01/2013 to 12/31/2013	$11.22134	$12.91910	27,963
01/01/2014 to 12/31/2014	$12.91910	$13.60521	34,332
01/01/2015 to 12/31/2015	$13.60521	$13.32949	53,555
01/01/2016 to 12/31/2016	$13.32949	$13.88622	58,208
AST J.P. Morgan International Equity Portfolio
03/19/2007* to 12/31/2007	$10.14435	$10.97941	2,000
01/01/2008 to 12/31/2008	$10.97941	$6.37232	7,415
01/01/2009 to 12/31/2009	$6.37232	$8.57302	10,158
01/01/2010 to 12/31/2010	$8.57302	$9.09678	10,379
01/01/2011 to 12/31/2011	$9.09678	$8.18270	11,011
01/01/2012 to 12/31/2012	$8.18270	$9.87658	14,182
01/01/2013 to 12/31/2013	$9.87658	$11.28094	28,745
01/01/2014 to 12/31/2014	$11.28094	$10.45830	71,525
01/01/2015 to 12/31/2015	$10.45830	$10.06541	106,352
01/01/2016 to 12/31/2016	$10.06541	$10.15840	111,320
AST J.P. Morgan Strategic Opportunities Portfolio
03/19/2007* to 12/31/2007	$10.08054	$10.17383	0
01/01/2008 to 12/31/2008	$10.17383	$8.29858	10,258
01/01/2009 to 12/31/2009	$8.29858	$10.02568	41,174
01/01/2010 to 12/31/2010	$10.02568	$10.65289	41,076
01/01/2011 to 12/31/2011	$10.65289	$10.57215	44,156
01/01/2012 to 12/31/2012	$10.57215	$11.58947	68,595
01/01/2013 to 12/31/2013	$11.58947	$12.74066	67,156
01/01/2014 to 12/31/2014	$12.74066	$13.30181	88,614
01/01/2015 to 12/31/2015	$13.30181	$13.14611	89,830
01/01/2016 to 12/31/2016	$13.14611	$13.51574	125,636
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08457	$10.29963	0
01/01/2010 to 12/31/2010	$10.29963	$11.35164	0
01/01/2011 to 12/31/2011	$11.35164	$11.31377	0
01/01/2012 to 12/31/2012	$11.31377	$12.90295	518
01/01/2013 to 12/31/2013	$12.90295	$17.43738	5,435
01/01/2014 to 12/31/2014	$17.43738	$18.90555	8,490
01/01/2015 to 12/31/2015	$18.90555	$20.70893	10,511
01/01/2016 to 12/31/2016	$20.70893	$20.20390	10,182

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
03/19/2007* to 12/31/2007	$10.13199	$11.47337	2,345
01/01/2008 to 12/31/2008	$11.47337	$6.40005	0
01/01/2009 to 12/31/2009	$6.40005	$8.22241	6,687
01/01/2010 to 12/31/2010	$8.22241	$9.74903	6,413
01/01/2011 to 12/31/2011	$9.74903	$9.56442	5,154
01/01/2012 to 12/31/2012	$9.56442	$10.63120	48,310
01/01/2013 to 12/31/2013	$10.63120	$14.37959	35,153
01/01/2014 to 12/31/2014	$14.37959	$15.74482	73,599
01/01/2015 to 12/31/2015	$15.74482	$17.15902	82,680
01/01/2016 to 12/31/2016	$17.15902	$17.93663	79,915
AST Lord Abbett Core Fixed Income Portfolio
03/19/2007* to 12/31/2007	$10.02439	$10.32185	0
01/01/2008 to 12/31/2008	$10.32185	$7.84324	0
01/01/2009 to 12/31/2009	$7.84324	$10.45274	5,287
01/01/2010 to 12/31/2010	$10.45274	$11.73757	4,794
01/01/2011 to 12/31/2011	$11.73757	$12.80336	8,496
01/01/2012 to 12/31/2012	$12.80336	$13.42818	77,961
01/01/2013 to 12/31/2013	$13.42818	$13.02931	83,091
01/01/2014 to 12/31/2014	$13.02931	$13.72449	85,991
01/01/2015 to 12/31/2015	$13.72449	$13.50922	137,056
01/01/2016 to 12/31/2016	$13.50922	$13.72373	141,343
AST MFS Global Equity Portfolio
03/19/2007* to 12/31/2007	$10.11667	$10.95164	0
01/01/2008 to 12/31/2008	$10.95164	$7.15759	1,243
01/01/2009 to 12/31/2009	$7.15759	$9.31966	15,605
01/01/2010 to 12/31/2010	$9.31966	$10.33903	12,339
01/01/2011 to 12/31/2011	$10.33903	$9.91614	18,473
01/01/2012 to 12/31/2012	$9.91614	$12.08368	28,565
01/01/2013 to 12/31/2013	$12.08368	$15.27018	35,474
01/01/2014 to 12/31/2014	$15.27018	$15.66783	48,968
01/01/2015 to 12/31/2015	$15.66783	$15.28549	63,770
01/01/2016 to 12/31/2016	$15.28549	$16.21071	73,574
AST MFS Growth Portfolio
03/19/2007* to 12/31/2007	$10.10694	$11.59267	0
01/01/2008 to 12/31/2008	$11.59267	$7.31108	440
01/01/2009 to 12/31/2009	$7.31108	$8.99798	3,010
01/01/2010 to 12/31/2010	$8.99798	$10.04775	2,559
01/01/2011 to 12/31/2011	$10.04775	$9.88927	3,386
01/01/2012 to 12/31/2012	$9.88927	$11.46400	5,224
01/01/2013 to 12/31/2013	$11.46400	$15.51686	16,702
01/01/2014 to 12/31/2014	$15.51686	$16.70138	32,940
01/01/2015 to 12/31/2015	$16.70138	$17.73141	52,858
01/01/2016 to 12/31/2016	$17.73141	$17.89169	66,755
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99918	$10.22213	0
01/01/2013 to 12/31/2013	$10.22213	$13.61300	0
01/01/2014 to 12/31/2014	$13.61300	$14.85534	0
01/01/2015 to 12/31/2015	$14.85534	$14.60187	0
01/01/2016 to 12/31/2016	$14.60187	$16.40135	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Neuberger Berman Mid-Cap Growth Portfolio
03/19/2007* to 12/31/2007	$10.11565	$11.82260	0
01/01/2008 to 12/31/2008	$11.82260	$6.65075	0
01/01/2009 to 12/31/2009	$6.65075	$8.54648	0
01/01/2010 to 12/31/2010	$8.54648	$10.88845	0
01/01/2011 to 12/31/2011	$10.88845	$10.96268	424
01/01/2012 to 12/31/2012	$10.96268	$12.19821	16,652
01/01/2013 to 12/31/2013	$12.19821	$16.01598	17,613
01/01/2014 to 12/31/2014	$16.01598	$17.11635	24,756
01/01/2015 to 10/16/2015	$17.11635	$17.64502	0
AST Neuberger Berman Small-Cap Growth Portfolio
03/19/2007* to 12/31/2007	$10.12073	$11.75209	0
01/01/2008 to 12/31/2008	$11.75209	$6.68601	0
01/01/2009 to 12/31/2009	$6.68601	$8.11354	149
01/01/2010 to 12/31/2010	$8.11354	$9.66127	139
01/01/2011 to 04/29/2011	$9.66127	$10.86028	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/19/2007* to 12/31/2007	$10.13369	$10.25701	2,202
01/01/2008 to 12/31/2008	$10.25701	$5.86395	1,930
01/01/2009 to 12/31/2009	$5.86395	$8.16575	10,813
01/01/2010 to 12/31/2010	$8.16575	$9.97960	10,171
01/01/2011 to 12/31/2011	$9.97960	$9.63540	10,393
01/01/2012 to 12/31/2012	$9.63540	$11.17393	15,841
01/01/2013 to 12/31/2013	$11.17393	$15.71072	36,628
01/01/2014 to 12/31/2014	$15.71072	$17.77178	44,348
01/01/2015 to 12/31/2015	$17.77178	$16.60400	54,248
01/01/2016 to 12/31/2016	$16.60400	$19.43671	60,770
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99918	$10.37057	16,117
01/01/2013 to 12/31/2013	$10.37057	$12.20998	8,126
01/01/2014 to 12/31/2014	$12.20998	$12.71038	13,083
01/01/2015 to 12/31/2015	$12.71038	$12.42824	15,806
01/01/2016 to 12/31/2016	$12.42824	$12.83725	25,969
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10192	$5.59093	0
01/01/2009 to 12/31/2009	$5.59093	$9.21761	129
01/01/2010 to 12/31/2010	$9.21761	$11.15868	125
01/01/2011 to 12/31/2011	$11.15868	$8.80869	2,616
01/01/2012 to 12/31/2012	$8.80869	$10.28504	3,295
01/01/2013 to 12/31/2013	$10.28504	$10.20593	18,822
01/01/2014 to 12/31/2014	$10.20593	$9.63174	22,153
01/01/2015 to 12/31/2015	$9.63174	$7.94129	23,602
01/01/2016 to 12/31/2016	$7.94129	$8.83470	26,731
AST Preservation Asset Allocation Portfolio
03/19/2007* to 12/31/2007	$10.04514	$10.75670	0
01/01/2008 to 12/31/2008	$10.75670	$8.57497	34,793
01/01/2009 to 12/31/2009	$8.57497	$10.19125	87,454
01/01/2010 to 12/31/2010	$10.19125	$11.15697	108,923
01/01/2011 to 12/31/2011	$11.15697	$11.15675	207,615
01/01/2012 to 12/31/2012	$11.15675	$12.19226	449,309
01/01/2013 to 12/31/2013	$12.19226	$13.18351	433,397
01/01/2014 to 12/31/2014	$13.18351	$13.80684	626,045
01/01/2015 to 12/31/2015	$13.80684	$13.68969	718,355
01/01/2016 to 12/31/2016	$13.68969	$14.30327	825,544

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
03/19/2007* to 12/31/2007	$10.10404	$11.19117	469
01/01/2008 to 12/31/2008	$11.19117	$6.56949	393
01/01/2009 to 12/31/2009	$6.56949	$8.19394	29,491
01/01/2010 to 12/31/2010	$8.19394	$9.65573	34,201
01/01/2011 to 12/31/2011	$9.65573	$8.96603	49,820
01/01/2012 to 12/31/2012	$8.96603	$10.02421	61,112
01/01/2013 to 12/31/2013	$10.02421	$11.61472	94,352
01/01/2014 to 12/31/2014	$11.61472	$12.55744	195,413
01/01/2015 to 12/31/2015	$12.55744	$12.35696	264,830
01/01/2016 to 12/31/2016	$12.35696	$13.46983	281,928
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99918	$11.73020	0
01/01/2014 to 12/31/2014	$11.73020	$13.38423	0
01/01/2015 to 12/31/2015	$13.38423	$13.45615	0
01/01/2016 to 12/31/2016	$13.45615	$14.76943	0
AST QMA US Equity Alpha Portfolio
03/19/2007* to 12/31/2007	$10.11188	$10.37151	0
01/01/2008 to 12/31/2008	$10.37151	$6.29304	0
01/01/2009 to 12/31/2009	$6.29304	$7.59041	0
01/01/2010 to 12/31/2010	$7.59041	$8.64622	0
01/01/2011 to 12/31/2011	$8.64622	$8.85664	491
01/01/2012 to 12/31/2012	$8.85664	$10.41779	1,912
01/01/2013 to 12/31/2013	$10.41779	$13.65949	8,717
01/01/2014 to 12/31/2014	$13.65949	$15.85219	20,322
01/01/2015 to 12/31/2015	$15.85219	$16.17865	28,273
01/01/2016 to 12/31/2016	$16.17865	$18.39686	44,915
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99918	$8.93992	0
01/01/2012 to 12/31/2012	$8.93992	$10.01604	21,087
01/01/2013 to 12/31/2013	$10.01604	$12.13798	25,309
01/01/2014 to 12/31/2014	$12.13798	$12.79898	15,325
01/01/2015 to 12/31/2015	$12.79898	$12.69136	93,053
01/01/2016 to 12/31/2016	$12.69136	$13.36031	201,968
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08128	$7.37971	0
01/01/2009 to 12/31/2009	$7.37971	$9.01552	0
01/01/2010 to 12/31/2010	$9.01552	$9.99007	0
01/01/2011 to 12/31/2011	$9.99007	$9.71160	5,942
01/01/2012 to 12/31/2012	$9.71160	$10.60403	50,477
01/01/2013 to 12/31/2013	$10.60403	$11.80510	62,149
01/01/2014 to 12/31/2014	$11.80510	$12.28896	69,809
01/01/2015 to 12/31/2015	$12.28896	$12.14719	72,169
01/01/2016 to 12/31/2016	$12.14719	$12.60617	100,956
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09946	$6.72784	0
01/01/2009 to 12/31/2009	$6.72784	$8.44981	0
01/01/2010 to 12/31/2010	$8.44981	$9.56609	0
01/01/2011 to 12/31/2011	$9.56609	$9.24529	24,558
01/01/2012 to 12/31/2012	$9.24529	$10.60940	48,336
01/01/2013 to 12/31/2013	$10.60940	$12.40140	76,556
01/01/2014 to 12/31/2014	$12.40140	$12.94564	113,063
01/01/2015 to 12/31/2015	$12.94564	$12.74795	213,951
01/01/2016 to 12/31/2016	$12.74795	$13.48246	210,038

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Schroders Multi-Asset World Strategies Portfolio
03/19/2007* to 12/31/2007	$10.07291	$10.87140	1,400
01/01/2008 to 12/31/2008	$10.87140	$7.51399	1,359
01/01/2009 to 12/31/2009	$7.51399	$9.47895	9,547
01/01/2010 to 12/31/2010	$9.47895	$10.49368	18,919
01/01/2011 to 12/31/2011	$10.49368	$10.03860	22,204
01/01/2012 to 12/31/2012	$10.03860	$11.04609	46,234
01/01/2013 to 12/31/2013	$11.04609	$12.51162	60,754
01/01/2014 to 12/31/2014	$12.51162	$12.76388	78,261
01/01/2015 to 10/16/2015	$12.76388	$12.48069	0
AST Small-Cap Growth Opportunities Portfolio
03/19/2007* to 12/31/2007	$10.10254	$10.91958	0
01/01/2008 to 12/31/2008	$10.91958	$6.04442	0
01/01/2009 to 12/31/2009	$6.04442	$7.93932	3,166
01/01/2010 to 12/31/2010	$7.93932	$10.41905	2,949
01/01/2011 to 12/31/2011	$10.41905	$8.96343	2,264
01/01/2012 to 12/31/2012	$8.96343	$10.65604	9,161
01/01/2013 to 12/31/2013	$10.65604	$14.85632	15,705
01/01/2014 to 12/31/2014	$14.85632	$15.43593	19,852
01/01/2015 to 12/31/2015	$15.43593	$15.48715	29,778
01/01/2016 to 12/31/2016	$15.48715	$16.51462	32,216
AST Small-Cap Growth Portfolio
03/19/2007* to 12/31/2007	$10.09716	$10.46802	0
01/01/2008 to 12/31/2008	$10.46802	$6.73693	0
01/01/2009 to 12/31/2009	$6.73693	$8.93194	0
01/01/2010 to 12/31/2010	$8.93194	$12.06406	0
01/01/2011 to 12/31/2011	$12.06406	$11.82778	819
01/01/2012 to 12/31/2012	$11.82778	$13.13644	5,376
01/01/2013 to 12/31/2013	$13.13644	$17.58113	12,287
01/01/2014 to 12/31/2014	$17.58113	$18.07191	13,769
01/01/2015 to 12/31/2015	$18.07191	$18.03357	12,680
01/01/2016 to 12/31/2016	$18.03357	$20.01168	20,627
AST Small-Cap Value Portfolio
03/19/2007* to 12/31/2007	$10.11095	$9.43656	1,552
01/01/2008 to 12/31/2008	$9.43656	$6.56669	0
01/01/2009 to 12/31/2009	$6.56669	$8.25723	0
01/01/2010 to 12/31/2010	$8.25723	$10.30053	0
01/01/2011 to 12/31/2011	$10.30053	$9.58913	680
01/01/2012 to 12/31/2012	$9.58913	$11.21832	7,416
01/01/2013 to 12/31/2013	$11.21832	$15.26149	17,249
01/01/2014 to 12/31/2014	$15.26149	$15.90635	18,760
01/01/2015 to 12/31/2015	$15.90635	$15.07015	20,694
01/01/2016 to 12/31/2016	$15.07015	$19.27868	20,881
AST T. Rowe Price Asset Allocation Portfolio
03/19/2007* to 12/31/2007	$10.06740	$10.57860	492
01/01/2008 to 12/31/2008	$10.57860	$7.75653	39,334
01/01/2009 to 12/31/2009	$7.75653	$9.53361	42,393
01/01/2010 to 12/31/2010	$9.53361	$10.52807	33,991
01/01/2011 to 12/31/2011	$10.52807	$10.63067	60,944
01/01/2012 to 12/31/2012	$10.63067	$11.94592	170,982
01/01/2013 to 12/31/2013	$11.94592	$13.81861	463,674
01/01/2014 to 12/31/2014	$13.81861	$14.48626	626,426
01/01/2015 to 12/31/2015	$14.48626	$14.34890	810,547
01/01/2016 to 12/31/2016	$14.34890	$15.27883	843,845

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST T. Rowe Price Equity Income Portfolio
03/19/2007* to 12/31/2007	$10.11700	$9.82815	5,487
01/01/2008 to 12/31/2008	$9.82815	$5.65507	5,921
01/01/2009 to 12/31/2009	$5.65507	$6.93144	5,658
01/01/2010 to 12/31/2010	$6.93144	$7.77169	5,028
01/01/2011 to 12/31/2011	$7.77169	$7.56873	6,045
01/01/2012 to 12/31/2012	$7.56873	$8.78643	21,212
01/01/2013 to 12/31/2013	$8.78643	$11.28190	43,112
01/01/2014 to 12/31/2014	$11.28190	$12.00433	101,261
01/01/2015 to 10/16/2015	$12.00433	$11.18850	0
AST T. Rowe Price Large-Cap Growth Portfolio
03/19/2007* to 12/31/2007	$10.08361	$10.93976	0
01/01/2008 to 12/31/2008	$10.93976	$6.43744	1,333
01/01/2009 to 12/31/2009	$6.43744	$9.77555	3,241
01/01/2010 to 12/31/2010	$9.77555	$11.20897	3,920
01/01/2011 to 12/31/2011	$11.20897	$10.91000	4,699
01/01/2012 to 12/31/2012	$10.91000	$12.70117	19,767
01/01/2013 to 12/31/2013	$12.70117	$18.11188	40,364
01/01/2014 to 12/31/2014	$18.11188	$19.42910	54,961
01/01/2015 to 12/31/2015	$19.42910	$21.08029	51,404
01/01/2016 to 12/31/2016	$21.08029	$21.43515	65,202
AST T. Rowe Price Natural Resources Portfolio
03/19/2007* to 12/31/2007	$10.17958	$13.94064	0
01/01/2008 to 12/31/2008	$13.94064	$6.90317	6,773
01/01/2009 to 12/31/2009	$6.90317	$10.20784	15,445
01/01/2010 to 12/31/2010	$10.20784	$12.17409	13,337
01/01/2011 to 12/31/2011	$12.17409	$10.25550	19,083
01/01/2012 to 12/31/2012	$10.25550	$10.52125	16,869
01/01/2013 to 12/31/2013	$10.52125	$12.01930	30,337
01/01/2014 to 12/31/2014	$12.01930	$10.90540	40,792
01/01/2015 to 12/31/2015	$10.90540	$8.71869	53,185
01/01/2016 to 12/31/2016	$8.71869	$10.75741	93,994
AST Templeton Global Bond Portfolio
03/19/2007* to 12/31/2007	$9.98213	$10.73003	0
01/01/2008 to 12/31/2008	$10.73003	$10.36499	3,077
01/01/2009 to 12/31/2009	$10.36499	$11.50569	10,277
01/01/2010 to 12/31/2010	$11.50569	$12.04612	11,386
01/01/2011 to 12/31/2011	$12.04612	$12.41886	12,041
01/01/2012 to 12/31/2012	$12.41886	$12.93840	11,281
01/01/2013 to 12/31/2013	$12.93840	$12.32953	16,494
01/01/2014 to 12/31/2014	$12.32953	$12.27550	29,219
01/01/2015 to 12/31/2015	$12.27550	$11.59268	53,393
01/01/2016 to 12/31/2016	$11.59268	$11.97824	55,376
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
03/19/2007* to 12/31/2007	$10.11154	$10.19617	2,976
01/01/2008 to 12/31/2008	$10.19617	$6.32963	0
01/01/2009 to 12/31/2009	$6.32963	$7.41124	0
01/01/2010 to 12/31/2010	$7.41124	$8.25078	0
01/01/2011 to 12/31/2011	$8.25078	$8.12903	4,250
01/01/2012 to 12/31/2012	$8.12903	$9.12709	14,114
01/01/2013 to 12/31/2013	$9.12709	$12.16608	25,451
01/01/2014 to 12/31/2014	$12.16608	$12.23327	30,161
01/01/2015 to 12/31/2015	$12.23327	$11.37778	29,175
01/01/2016 to 12/31/2016	$11.37778	$11.95569	29,680

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
03/19/2007* to 12/31/2007	$10.10574	$10.11084	0
01/01/2008 to 12/31/2008	$10.11084	$6.19415	0
01/01/2009 to 12/31/2009	$6.19415	$8.51751	0
01/01/2010 to 12/31/2010	$8.51751	$10.42410	0
01/01/2011 to 12/31/2011	$10.42410	$9.96483	972
01/01/2012 to 12/31/2012	$9.96483	$11.68256	7,983
01/01/2013 to 12/31/2013	$11.68256	$15.31633	5,233
01/01/2014 to 12/31/2014	$15.31633	$17.43481	8,434
01/01/2015 to 12/31/2015	$17.43481	$16.12146	25,811
01/01/2016 to 12/31/2016	$16.12146	$18.19606	25,555
AST Wellington Management Hedged Equity Portfolio
03/19/2007* to 12/31/2007	$10.12210	$11.05096	1,576
01/01/2008 to 12/31/2008	$11.05096	$6.31035	3,962
01/01/2009 to 12/31/2009	$6.31035	$8.02421	13,667
01/01/2010 to 12/31/2010	$8.02421	$9.10752	13,459
01/01/2011 to 12/31/2011	$9.10752	$8.70580	20,325
01/01/2012 to 12/31/2012	$8.70580	$9.56832	21,025
01/01/2013 to 12/31/2013	$9.56832	$11.41596	32,813
01/01/2014 to 12/31/2014	$11.41596	$11.92516	51,705
01/01/2015 to 12/31/2015	$11.92516	$11.73237	76,182
01/01/2016 to 12/31/2016	$11.73237	$12.37437	94,590
AST Western Asset Core Plus Bond Portfolio
11/19/2007* to 12/31/2007	$9.99918	$9.98774	0
01/01/2008 to 12/31/2008	$9.98774	$9.37351	0
01/01/2009 to 12/31/2009	$9.37351	$10.35999	3,687
01/01/2010 to 12/31/2010	$10.35999	$11.05727	3,593
01/01/2011 to 12/31/2011	$11.05727	$11.60740	6,542
01/01/2012 to 12/31/2012	$11.60740	$12.39484	37,608
01/01/2013 to 12/31/2013	$12.39484	$12.08896	36,684
01/01/2014 to 12/31/2014	$12.08896	$12.83064	48,572
01/01/2015 to 12/31/2015	$12.83064	$12.86080	60,874
01/01/2016 to 12/31/2016	$12.86080	$13.38950	106,795
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07829	$6.67267	5,683
01/01/2009 to 12/31/2009	$6.67267	$8.59292	9,582
01/01/2010 to 12/31/2010	$8.59292	$9.37902	8,610
01/01/2011 to 12/31/2011	$9.37902	$9.13111	22,166
01/01/2012 to 09/21/2012	$9.13111	$10.27970	0
ProFund VP Consumer Goods Portfolio
05/01/2008* to 12/31/2008	$10.08917	$7.70553	0
01/01/2009 to 12/31/2009	$7.70553	$9.27464	0
01/01/2010 to 12/31/2010	$9.27464	$10.77702	0
01/01/2011 to 12/31/2011	$10.77702	$11.41163	0
01/01/2012 to 12/31/2012	$11.41163	$12.52542	0
01/01/2013 to 12/31/2013	$12.52542	$15.92981	0
01/01/2014 to 12/31/2014	$15.92981	$17.38524	0
01/01/2015 to 12/31/2015	$17.38524	$17.92967	0
01/01/2016 to 12/31/2016	$17.92967	$18.38157	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ProFund VP Consumer Services
05/01/2008* to 12/31/2008	$10.26818	$7.07373	0
01/01/2009 to 12/31/2009	$7.07373	$9.16112	0
01/01/2010 to 12/31/2010	$9.16112	$11.01058	0
01/01/2011 to 12/31/2011	$11.01058	$11.50124	0
01/01/2012 to 12/31/2012	$11.50124	$13.90370	0
01/01/2013 to 12/31/2013	$13.90370	$19.25448	0
01/01/2014 to 12/31/2014	$19.25448	$21.43942	0
01/01/2015 to 12/31/2015	$21.43942	$22.22258	0
01/01/2016 to 12/31/2016	$22.22258	$22.92391	0
ProFund VP Financials
05/01/2008* to 12/31/2008	$10.38588	$5.29555	0
01/01/2009 to 12/31/2009	$5.29555	$6.03013	0
01/01/2010 to 12/31/2010	$6.03013	$6.62309	0
01/01/2011 to 12/31/2011	$6.62309	$5.65050	0
01/01/2012 to 12/31/2012	$5.65050	$6.97796	0
01/01/2013 to 12/31/2013	$6.97796	$9.12506	0
01/01/2014 to 12/31/2014	$9.12506	$10.20171	0
01/01/2015 to 12/31/2015	$10.20171	$9.94975	0
01/01/2016 to 12/31/2016	$9.94975	$11.36064	0
ProFund VP Health Care
05/01/2008* to 12/31/2008	$10.15210	$8.37319	0
01/01/2009 to 12/31/2009	$8.37319	$9.91149	0
01/01/2010 to 12/31/2010	$9.91149	$10.09243	0
01/01/2011 to 12/31/2011	$10.09243	$11.00309	0
01/01/2012 to 12/31/2012	$11.00309	$12.79004	0
01/01/2013 to 12/31/2013	$12.79004	$17.69808	0
01/01/2014 to 12/31/2014	$17.69808	$21.67562	0
01/01/2015 to 12/31/2015	$21.67562	$22.53910	0
01/01/2016 to 12/31/2016	$22.53910	$21.41194	0
ProFund VP Industrials
05/01/2008* to 12/31/2008	$10.16561	$6.12389	0
01/01/2009 to 12/31/2009	$6.12389	$7.52435	0
01/01/2010 to 12/31/2010	$7.52435	$9.21904	0
01/01/2011 to 12/31/2011	$9.21904	$8.96504	0
01/01/2012 to 12/31/2012	$8.96504	$10.27851	0
01/01/2013 to 12/31/2013	$10.27851	$14.06311	0
01/01/2014 to 12/31/2014	$14.06311	$14.70051	0
01/01/2015 to 12/31/2015	$14.70051	$14.05707	0
01/01/2016 to 12/31/2016	$14.05707	$16.36033	0
ProFund VP Large-Cap Growth
05/01/2008* to 12/31/2008	$10.11084	$6.74627	0
01/01/2009 to 12/31/2009	$6.74627	$8.66550	0
01/01/2010 to 12/31/2010	$8.66550	$9.71085	0
01/01/2011 to 12/31/2011	$9.71085	$9.91574	0
01/01/2012 to 12/31/2012	$9.91574	$11.06599	0
01/01/2013 to 12/31/2013	$11.06599	$14.31622	0
01/01/2014 to 12/31/2014	$14.31622	$16.00687	0
01/01/2015 to 12/31/2015	$16.00687	$16.44383	0
01/01/2016 to 12/31/2016	$16.44383	$17.09789	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ProFund VP Large-Cap Value
05/01/2008* to 12/31/2008	$10.24162	$6.29952	0
01/01/2009 to 12/31/2009	$6.29952	$7.45124	0
01/01/2010 to 12/31/2010	$7.45124	$8.32879	0
01/01/2011 to 12/31/2011	$8.32879	$8.14102	0
01/01/2012 to 12/31/2012	$8.14102	$9.30332	0
01/01/2013 to 12/31/2013	$9.30332	$11.96473	0
01/01/2014 to 12/31/2014	$11.96473	$13.08709	0
01/01/2015 to 12/31/2015	$13.08709	$12.34391	0
01/01/2016 to 12/31/2016	$12.34391	$14.10789	0
ProFund VP Mid-Cap Growth
05/01/2008* to 12/31/2008	$10.07261	$6.22719	0
01/01/2009 to 12/31/2009	$6.22719	$8.52806	0
01/01/2010 to 12/31/2010	$8.52806	$10.84313	0
01/01/2011 to 12/31/2011	$10.84313	$10.42521	0
01/01/2012 to 12/31/2012	$10.42521	$11.90950	0
01/01/2013 to 12/31/2013	$11.90950	$15.39102	0
01/01/2014 to 12/31/2014	$15.39102	$16.13643	0
01/01/2015 to 12/31/2015	$16.13643	$16.02195	0
01/01/2016 to 12/31/2016	$16.02195	$17.90626	0
ProFund VP Mid-Cap Value
05/01/2008* to 12/31/2008	$10.18859	$6.49281	0
01/01/2009 to 12/31/2009	$6.49281	$8.41316	0
01/01/2010 to 12/31/2010	$8.41316	$10.03332	0
01/01/2011 to 12/31/2011	$10.03332	$9.54428	0
01/01/2012 to 12/31/2012	$9.54428	$11.01497	0
01/01/2013 to 12/31/2013	$11.01497	$14.41314	0
01/01/2014 to 12/31/2014	$14.41314	$15.72393	0
01/01/2015 to 12/31/2015	$15.72393	$14.28791	0
01/01/2016 to 12/31/2016	$14.28791	$17.59015	0
ProFund VP Real Estate
05/01/2008* to 12/31/2008	$10.25909	$5.54281	0
01/01/2009 to 12/31/2009	$5.54281	$7.01899	0
01/01/2010 to 12/31/2010	$7.01899	$8.66541	0
01/01/2011 to 12/31/2011	$8.66541	$8.98727	0
01/01/2012 to 12/31/2012	$8.98727	$10.42615	0
01/01/2013 to 12/31/2013	$10.42615	$10.33250	0
01/01/2014 to 12/31/2014	$10.33250	$12.78950	0
01/01/2015 to 12/31/2015	$12.78950	$12.70384	0
01/01/2016 to 12/31/2016	$12.70384	$13.29835	0
ProFund VP Small-Cap Growth
05/01/2008* to 12/31/2008	$10.11374	$6.83982	0
01/01/2009 to 12/31/2009	$6.83982	$8.54439	0
01/01/2010 to 12/31/2010	$8.54439	$10.63607	0
01/01/2011 to 12/31/2011	$10.63607	$10.66582	0
01/01/2012 to 12/31/2012	$10.66582	$11.87821	0
01/01/2013 to 12/31/2013	$11.87821	$16.51483	0
01/01/2014 to 12/31/2014	$16.51483	$16.70663	0
01/01/2015 to 12/31/2015	$16.70663	$16.73519	0
01/01/2016 to 12/31/2016	$16.73519	$19.92264	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ProFund VP Small-Cap Value
05/01/2008* to 12/31/2008	$10.22874	$7.21085	0
01/01/2009 to 12/31/2009	$7.21085	$8.59614	0
01/01/2010 to 12/31/2010	$8.59614	$10.39230	0
01/01/2011 to 12/31/2011	$10.39230	$9.86744	0
01/01/2012 to 12/31/2012	$9.86744	$11.34804	0
01/01/2013 to 12/31/2013	$11.34804	$15.46868	0
01/01/2014 to 12/31/2014	$15.46868	$16.20595	0
01/01/2015 to 12/31/2015	$16.20595	$14.71722	0
01/01/2016 to 12/31/2016	$14.71722	$18.76506	0
ProFund VP Telecommunications
05/01/2008* to 12/31/2008	$10.27831	$7.30077	0
01/01/2009 to 12/31/2009	$7.30077	$7.75761	0
01/01/2010 to 12/31/2010	$7.75761	$8.88561	0
01/01/2011 to 12/31/2011	$8.88561	$8.96210	0
01/01/2012 to 12/31/2012	$8.96210	$10.33883	0
01/01/2013 to 12/31/2013	$10.33883	$11.47192	0
01/01/2014 to 12/31/2014	$11.47192	$11.42258	0
01/01/2015 to 12/31/2015	$11.42258	$11.48148	0
01/01/2016 to 12/31/2016	$11.48148	$13.82998	0
ProFund VP Utilities
05/01/2008* to 12/31/2008	$10.09876	$7.24721	0
01/01/2009 to 12/31/2009	$7.24721	$7.94572	0
01/01/2010 to 12/31/2010	$7.94572	$8.33515	0
01/01/2011 to 12/31/2011	$8.33515	$9.69768	0
01/01/2012 to 12/31/2012	$9.69768	$9.61503	0
01/01/2013 to 12/31/2013	$9.61503	$10.78722	0
01/01/2014 to 12/31/2014	$10.78722	$13.44496	0
01/01/2015 to 12/31/2015	$13.44496	$12.45953	0
01/01/2016 to 12/31/2016	$12.45953	$14.19626	0
*Denotes the start date of these sub-accounts

PREMIER X SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With only HD GRO (1.90%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$11.10831	$7.87551	1,785,172
01/01/2009 to 12/31/2009	$7.87551	$9.61124	1,640,143
01/01/2010 to 12/31/2010	$9.61124	$10.56057	1,463,422
01/01/2011 to 12/31/2011	$10.56057	$10.08836	1,384,234
01/01/2012 to 12/31/2012	$10.08836	$11.14410	1,249,343
01/01/2013 to 12/31/2013	$11.14410	$12.02719	1,037,203
01/01/2014 to 12/31/2014	$12.02719	$12.25357	1,036,626
01/01/2015 to 12/31/2015	$12.25357	$11.63795	951,267
01/01/2016 to 12/31/2016	$11.63795	$12.14510	874,829
AST Advanced Strategies Portfolio
01/28/2008 to 12/31/2008	$10.93306	$7.87680	484,130
01/01/2009 to 12/31/2009	$7.87680	$9.75519	535,791
01/01/2010 to 12/31/2010	$9.75519	$10.88553	434,823
01/01/2011 to 12/31/2011	$10.88553	$10.69481	440,297
01/01/2012 to 12/31/2012	$10.69481	$11.92762	455,812
01/01/2013 to 12/31/2013	$11.92762	$13.64323	355,779
01/01/2014 to 12/31/2014	$13.64323	$14.20668	390,450
01/01/2015 to 12/31/2015	$14.20668	$14.05364	341,697
01/01/2016 to 12/31/2016	$14.05364	$14.77218	301,720
AST American Century Income & Growth Portfolio
01/28/2008 to 12/31/2008	$10.74929	$7.42411	5,613
01/01/2009 to 12/31/2009	$7.42411	$8.58067	50,696
01/01/2010 to 12/31/2010	$8.58067	$9.58667	33,967
01/01/2011 to 12/31/2011	$9.58667	$9.74413	25,398
01/01/2012 to 05/04/2012	$9.74413	$10.57964	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99845	$11.62000	0
01/01/2014 to 12/31/2014	$11.62000	$12.90512	0
01/01/2015 to 12/31/2015	$12.90512	$12.88317	0
01/01/2016 to 12/31/2016	$12.88317	$13.99667	0
AST Balanced Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$11.12432	$8.14626	780,685
01/01/2009 to 12/31/2009	$8.14626	$9.85682	900,823
01/01/2010 to 12/31/2010	$9.85682	$10.86424	694,237
01/01/2011 to 12/31/2011	$10.86424	$10.53238	651,831
01/01/2012 to 12/31/2012	$10.53238	$11.62514	606,123
01/01/2013 to 12/31/2013	$11.62514	$13.42168	540,329
01/01/2014 to 12/31/2014	$13.42168	$14.03040	479,010
01/01/2015 to 12/31/2015	$14.03040	$13.83427	434,897
01/01/2016 to 12/31/2016	$13.83427	$14.43195	374,599
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99793	$9.15301	76,140
01/01/2012 to 12/31/2012	$9.15301	$10.05053	77,501
01/01/2013 to 12/31/2013	$10.05053	$10.93367	74,622
01/01/2014 to 12/31/2014	$10.93367	$11.25504	62,910
01/01/2015 to 12/31/2015	$11.25504	$10.71373	66,588
01/01/2016 to 12/31/2016	$10.71373	$11.24629	57,974

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99845	$10.48449	0
01/01/2014 to 12/31/2014	$10.48449	$10.65715	0
01/01/2015 to 12/31/2015	$10.65715	$10.48686	0
01/01/2016 to 12/31/2016	$10.48686	$10.94500	657
AST BlackRock Low Duration Bond Portfolio
01/28/2008 to 12/31/2008	$11.01299	$10.63495	19,268
01/01/2009 to 12/31/2009	$10.63495	$11.50428	41,221
01/01/2010 to 12/31/2010	$11.50428	$11.72999	18,507
01/01/2011 to 12/31/2011	$11.72999	$11.77036	19,340
01/01/2012 to 12/31/2012	$11.77036	$12.09290	19,762
01/01/2013 to 12/31/2013	$12.09290	$11.60948	422
01/01/2014 to 12/31/2014	$11.60948	$11.38187	693
01/01/2015 to 12/31/2015	$11.38187	$11.22372	429
01/01/2016 to 12/31/2016	$11.22372	$11.19506	262
AST BlackRock/Loomis Sayles Bond Portfolio
01/28/2008 to 12/31/2008	$11.21660	$10.48811	31,330
01/01/2009 to 12/31/2009	$10.48811	$11.99359	31,097
01/01/2010 to 12/31/2010	$11.99359	$12.67844	20,172
01/01/2011 to 12/31/2011	$12.67844	$12.83777	21,424
01/01/2012 to 12/31/2012	$12.83777	$13.77245	21,874
01/01/2013 to 12/31/2013	$13.77245	$13.26724	3,916
01/01/2014 to 12/31/2014	$13.26724	$13.57074	9,526
01/01/2015 to 12/31/2015	$13.57074	$13.03698	7,627
01/01/2016 to 12/31/2016	$13.03698	$13.33538	3,611
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$9.99897	$9.37189	0
01/01/2010 to 12/31/2010	$9.37189	$10.16992	0
01/01/2011 to 12/31/2011	$10.16992	$10.94263	0
01/01/2012 to 12/31/2012	$10.94263	$11.18539	0
01/01/2013 to 12/31/2013	$11.18539	$10.90130	0
01/01/2014 to 12/31/2014	$10.90130	$10.74753	0
01/01/2015 to 12/31/2015	$10.74753	$10.52287	0
01/01/2016 to 12/31/2016	$10.52287	$10.37460	0
AST Bond Portfolio 2018
01/28/2008* to 12/31/2008	$9.99846	$12.02740	908,730
01/01/2009 to 12/31/2009	$12.02740	$11.08899	916,869
01/01/2010 to 12/31/2010	$11.08899	$12.09943	638,577
01/01/2011 to 12/31/2011	$12.09943	$13.48663	417,534
01/01/2012 to 12/31/2012	$13.48663	$13.99125	309,874
01/01/2013 to 12/31/2013	$13.99125	$13.29882	240,935
01/01/2014 to 12/31/2014	$13.29882	$13.39820	221,283
01/01/2015 to 12/31/2015	$13.39820	$13.25498	206,216
01/01/2016 to 12/31/2016	$13.25498	$13.21750	196,565
AST Bond Portfolio 2019
01/28/2008* to 12/31/2008	$9.99846	$12.09626	612,585
01/01/2009 to 12/31/2009	$12.09626	$10.95660	502,389
01/01/2010 to 12/31/2010	$10.95660	$11.97397	373,713
01/01/2011 to 12/31/2011	$11.97397	$13.62798	248,886
01/01/2012 to 12/31/2012	$13.62798	$14.15708	157,119
01/01/2013 to 12/31/2013	$14.15708	$13.22184	124,785
01/01/2014 to 12/31/2014	$13.22184	$13.52858	119,007
01/01/2015 to 12/31/2015	$13.52858	$13.41847	113,190
01/01/2016 to 12/31/2016	$13.41847	$13.35923	74,963

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99897	$8.78306	52,681
01/01/2010 to 12/31/2010	$8.78306	$9.64023	528,085
01/01/2011 to 12/31/2011	$9.64023	$11.22759	101,117
01/01/2012 to 12/31/2012	$11.22759	$11.71417	9,380
01/01/2013 to 12/31/2013	$11.71417	$10.74672	0
01/01/2014 to 12/31/2014	$10.74672	$11.19591	0
01/01/2015 to 12/31/2015	$11.19591	$11.15485	0
01/01/2016 to 12/31/2016	$11.15485	$11.16138	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99794	$11.00110	778,013
01/01/2011 to 12/31/2011	$11.00110	$12.98795	542,945
01/01/2012 to 12/31/2012	$12.98795	$13.61130	65,573
01/01/2013 to 12/31/2013	$13.61130	$12.42241	0
01/01/2014 to 12/31/2014	$12.42241	$13.12714	0
01/01/2015 to 12/31/2015	$13.12714	$13.11205	0
01/01/2016 to 12/31/2016	$13.11205	$13.12974	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99845	$12.01256	796,652
01/01/2012 to 12/31/2012	$12.01256	$12.47759	808,569
01/01/2013 to 12/31/2013	$12.47759	$11.05160	53,913
01/01/2014 to 12/31/2014	$11.05160	$11.97007	50,596
01/01/2015 to 12/31/2015	$11.97007	$11.99313	40,900
01/01/2016 to 12/31/2016	$11.99313	$11.98501	41,060
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99794	$10.39215	645,445
01/01/2013 to 12/31/2013	$10.39215	$9.15827	1,789,579
01/01/2014 to 12/31/2014	$9.15827	$10.12164	731,314
01/01/2015 to 12/31/2015	$10.12164	$10.20188	150,166
01/01/2016 to 12/31/2016	$10.20188	$10.20324	149,501
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99897	$8.74369	1,232,761
01/01/2014 to 12/31/2014	$8.74369	$9.83272	732,327
01/01/2015 to 12/31/2015	$9.83272	$9.92342	170,526
01/01/2016 to 12/31/2016	$9.92342	$9.92442	110,406
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99897	$11.29546	491,888
01/01/2015 to 12/31/2015	$11.29546	$11.30633	1,676,610
01/01/2016 to 12/31/2016	$11.30633	$11.37029	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99897	$9.93127	272,221
01/01/2016 to 12/31/2016	$9.93127	$9.94890	875,150
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99794	$9.87288	1,679,588
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14522	$10.29744	0
01/01/2010 to 12/31/2010	$10.29744	$11.49224	0
01/01/2011 to 12/31/2011	$11.49224	$10.61596	0
01/01/2012 to 12/31/2012	$10.61596	$11.79636	0
01/01/2013 to 12/31/2013	$11.79636	$15.21484	0
01/01/2014 to 12/31/2014	$15.21484	$16.46394	0
01/01/2015 to 12/31/2015	$16.46394	$15.38710	0
01/01/2016 to 12/31/2016	$15.38710	$17.17642	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$11.20053	$7.67349	2,229,727
01/01/2009 to 12/31/2009	$7.67349	$9.43787	2,245,693
01/01/2010 to 12/31/2010	$9.43787	$10.50081	2,023,526
01/01/2011 to 12/31/2011	$10.50081	$10.05525	1,946,932
01/01/2012 to 12/31/2012	$10.05525	$11.22171	1,857,703
01/01/2013 to 12/31/2013	$11.22171	$13.51022	1,643,119
01/01/2014 to 12/31/2014	$13.51022	$14.18572	1,688,117
01/01/2015 to 12/31/2015	$14.18572	$13.99547	1,460,016
01/01/2016 to 12/31/2016	$13.99547	$14.67400	1,299,460
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99845	$11.64134	0
01/01/2014 to 12/31/2014	$11.64134	$12.97911	0
01/01/2015 to 12/31/2015	$12.97911	$12.28214	0
01/01/2016 to 12/31/2016	$12.28214	$13.84884	0
AST Cohen & Steers Realty Portfolio
01/28/2008 to 12/31/2008	$12.67848	$8.05893	9,851
01/01/2009 to 12/31/2009	$8.05893	$10.43374	8,691
01/01/2010 to 12/31/2010	$10.43374	$13.17714	3,507
01/01/2011 to 12/31/2011	$13.17714	$13.78398	3,870
01/01/2012 to 12/31/2012	$13.78398	$15.60270	5,097
01/01/2013 to 12/31/2013	$15.60270	$15.79154	984
01/01/2014 to 12/31/2014	$15.79154	$20.28799	1,745
01/01/2015 to 12/31/2015	$20.28799	$20.87413	894
01/01/2016 to 12/31/2016	$20.87413	$21.47226	343
AST DeAm Small-Cap Value Portfolio
01/28/2008 to 07/18/2008	$8.89974	$8.69104	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99845	$9.67493	11,768
01/01/2014 to 12/31/2014	$9.67493	$9.97893	10,859
01/01/2015 to 12/31/2015	$9.97893	$9.78333	9,956
01/01/2016 to 12/31/2016	$9.78333	$10.03998	9,055
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10354	$7.49581	15,170
01/01/2009 to 12/31/2009	$7.49581	$8.91773	61,566
01/01/2010 to 12/31/2010	$8.91773	$9.91745	36,229
01/01/2011 to 12/31/2011	$9.91745	$9.49220	35,462
01/01/2012 to 12/31/2012	$9.49220	$10.58502	41,888
01/01/2013 to 12/31/2013	$10.58502	$12.38466	17,105
01/01/2014 to 12/31/2014	$12.38466	$12.84883	42,162
01/01/2015 to 10/16/2015	$12.84883	$12.79489	0
AST FI Pyramis® Quantitative Portfolio
01/28/2008 to 12/31/2008	$10.73109	$7.23357	379,589
01/01/2009 to 12/31/2009	$7.23357	$8.79176	378,198
01/01/2010 to 12/31/2010	$8.79176	$9.86717	341,078
01/01/2011 to 12/31/2011	$9.86717	$9.53771	337,060
01/01/2012 to 12/31/2012	$9.53771	$10.35497	285,270
01/01/2013 to 12/31/2013	$10.35497	$11.66190	234,210
01/01/2014 to 12/31/2014	$11.66190	$11.80502	220,377
01/01/2015 to 12/31/2015	$11.80502	$11.69967	189,704
01/01/2016 to 12/31/2016	$11.69967	$11.97033	168,991

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99846	$7.46564	13,054
01/01/2009 to 11/13/2009	$7.46564	$8.33415	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99846	$10.73228	86,013
01/01/2013 to 12/31/2013	$10.73228	$13.10969	65,316
01/01/2014 to 12/31/2014	$13.10969	$13.27400	55,383
01/01/2015 to 10/16/2015	$13.27400	$12.69699	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99845	$10.80048	0
01/01/2014 to 12/31/2014	$10.80048	$10.87035	127
01/01/2015 to 10/16/2015	$10.87035	$10.35797	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17514	$6.10747	2,748
01/01/2009 to 12/31/2009	$6.10747	$8.09735	2,393
01/01/2010 to 12/31/2010	$8.09735	$9.55158	790
01/01/2011 to 12/31/2011	$9.55158	$8.90131	1,108
01/01/2012 to 12/31/2012	$8.90131	$11.07650	1,022
01/01/2013 to 12/31/2013	$11.07650	$11.34251	273
01/01/2014 to 12/31/2014	$11.34251	$12.68089	594
01/01/2015 to 12/31/2015	$12.68089	$12.43322	298
01/01/2016 to 12/31/2016	$12.43322	$12.31114	192
AST Goldman Sachs Concentrated Growth Portfolio
01/28/2008 to 12/31/2008	$11.58981	$7.59977	3,911
01/01/2009 to 12/31/2009	$7.59977	$11.14229	10,548
01/01/2010 to 12/31/2010	$11.14229	$12.05954	7,145
01/01/2011 to 12/31/2011	$12.05954	$11.36664	3,942
01/01/2012 to 12/31/2012	$11.36664	$13.35906	3,761
01/01/2013 to 12/31/2013	$13.35906	$17.00888	1,347
01/01/2014 to 02/07/2014	$17.00888	$16.72906	0
AST Goldman Sachs Large-Cap Value Portfolio
01/28/2008 to 12/31/2008	$11.27778	$7.08000	5,343
01/01/2009 to 12/31/2009	$7.08000	$8.28115	30,196
01/01/2010 to 12/31/2010	$8.28115	$9.17397	15,172
01/01/2011 to 12/31/2011	$9.17397	$8.50626	7,106
01/01/2012 to 12/31/2012	$8.50626	$9.98923	5,872
01/01/2013 to 12/31/2013	$9.98923	$13.09110	2,585
01/01/2014 to 12/31/2014	$13.09110	$14.53422	3,992
01/01/2015 to 12/31/2015	$14.53422	$13.60408	4,757
01/01/2016 to 12/31/2016	$13.60408	$14.89186	2,920
AST Goldman Sachs Mid-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$11.64707	$7.49295	9,127
01/01/2009 to 12/31/2009	$7.49295	$11.55150	13,822
01/01/2010 to 12/31/2010	$11.55150	$13.58365	7,756
01/01/2011 to 12/31/2011	$13.58365	$12.93390	7,709
01/01/2012 to 12/31/2012	$12.93390	$15.18202	10,353
01/01/2013 to 12/31/2013	$15.18202	$19.69518	4,195
01/01/2014 to 12/31/2014	$19.69518	$21.55589	7,853
01/01/2015 to 12/31/2015	$21.55589	$19.95117	13,351
01/01/2016 to 12/31/2016	$19.95117	$19.90208	6,918

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08922	$7.60464	49,973
01/01/2009 to 12/31/2009	$7.60464	$9.20795	113,191
01/01/2010 to 12/31/2010	$9.20795	$10.08437	82,518
01/01/2011 to 12/31/2011	$10.08437	$9.84640	80,266
01/01/2012 to 12/31/2012	$9.84640	$10.64133	95,403
01/01/2013 to 12/31/2013	$10.64133	$11.46849	23,556
01/01/2014 to 12/31/2014	$11.46849	$11.70945	31,759
01/01/2015 to 12/31/2015	$11.70945	$11.38653	25,995
01/01/2016 to 12/31/2016	$11.38653	$11.76203	18,344
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03334	$7.63187	5,133
01/01/2009 to 12/31/2009	$7.63187	$9.50032	8,060
01/01/2010 to 12/31/2010	$9.50032	$11.81873	5,086
01/01/2011 to 12/31/2011	$11.81873	$11.74963	5,080
01/01/2012 to 12/31/2012	$11.74963	$13.33932	5,571
01/01/2013 to 12/31/2013	$13.33932	$18.17136	2,491
01/01/2014 to 12/31/2014	$18.17136	$19.11607	3,937
01/01/2015 to 12/31/2015	$19.11607	$17.72888	2,086
01/01/2016 to 12/31/2016	$17.72888	$21.62906	1,210
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
01/28/2008 to 12/31/2008	$10.51356	$10.55683	94,326
01/01/2009 to 12/31/2009	$10.55683	$10.38554	54,281
01/01/2010 to 12/31/2010	$10.38554	$10.19444	18,279
01/01/2011 to 12/31/2011	$10.19444	$10.00685	16,458
01/01/2012 to 12/31/2012	$10.00685	$9.82027	13,241
01/01/2013 to 12/31/2013	$9.82027	$9.63721	991
01/01/2014 to 12/31/2014	$9.63721	$9.45754	2,055
01/01/2015 to 12/31/2015	$9.45754	$9.28120	937
01/01/2016 to 12/31/2016	$9.28120	$9.10865	1,378
AST High Yield Portfolio
01/28/2008 to 12/31/2008	$10.60336	$7.82946	1,151
01/01/2009 to 12/31/2009	$7.82946	$10.41539	49,084
01/01/2010 to 12/31/2010	$10.41539	$11.60106	33,309
01/01/2011 to 12/31/2011	$11.60106	$11.74628	21,046
01/01/2012 to 12/31/2012	$11.74628	$13.12633	24,311
01/01/2013 to 12/31/2013	$13.12633	$13.80651	11,540
01/01/2014 to 12/31/2014	$13.80651	$13.89564	19,104
01/01/2015 to 12/31/2015	$13.89564	$13.15056	9,268
01/01/2016 to 12/31/2016	$13.15056	$14.89286	5,693
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
01/28/2008 to 12/31/2008	$11.02952	$6.69520	1,581
01/01/2009 to 12/31/2009	$6.69520	$7.84723	14,755
01/01/2010 to 12/31/2010	$7.84723	$8.71427	10,313
01/01/2011 to 12/31/2011	$8.71427	$8.19415	8,564
01/01/2012 to 12/31/2012	$8.19415	$9.39903	8,999
01/01/2013 to 12/31/2013	$9.39903	$12.90063	4,242
01/01/2014 to 12/31/2014	$12.90063	$14.40039	6,575
01/01/2015 to 12/31/2015	$14.40039	$13.02449	2,817
01/01/2016 to 12/31/2016	$13.02449	$15.32414	2,839

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST International Growth Portfolio
01/28/2008 to 12/31/2008	$11.02859	$6.04263	1,782
01/01/2009 to 12/31/2009	$6.04263	$8.02258	13,561
01/01/2010 to 12/31/2010	$8.02258	$9.01442	7,898
01/01/2011 to 12/31/2011	$9.01442	$7.70310	8,637
01/01/2012 to 12/31/2012	$7.70310	$9.09880	8,392
01/01/2013 to 12/31/2013	$9.09880	$10.63067	2,961
01/01/2014 to 12/31/2014	$10.63067	$9.85596	5,345
01/01/2015 to 12/31/2015	$9.85596	$9.97669	2,936
01/01/2016 to 12/31/2016	$9.97669	$9.42122	1,504
AST International Value Portfolio
01/28/2008 to 12/31/2008	$11.20103	$6.89463	10,844
01/01/2009 to 12/31/2009	$6.89463	$8.82960	22,418
01/01/2010 to 12/31/2010	$8.82960	$9.62539	16,474
01/01/2011 to 12/31/2011	$9.62539	$8.26071	16,303
01/01/2012 to 12/31/2012	$8.26071	$9.45839	15,360
01/01/2013 to 12/31/2013	$9.45839	$11.08897	5,818
01/01/2014 to 12/31/2014	$11.08897	$10.15269	11,324
01/01/2015 to 12/31/2015	$10.15269	$10.04476	6,691
01/01/2016 to 12/31/2016	$10.04476	$9.91511	2,792
AST Investment Grade Bond Portfolio
01/28/2008* to 12/31/2008	$9.99846	$10.71068	24,477
01/01/2009 to 12/31/2009	$10.71068	$11.69915	14,887
01/01/2010 to 12/31/2010	$11.69915	$12.72222	11,223
01/01/2011 to 12/31/2011	$12.72222	$14.03915	16,098
01/01/2012 to 12/31/2012	$14.03915	$15.07214	13,637
01/01/2013 to 12/31/2013	$15.07214	$14.32043	13,734
01/01/2014 to 12/31/2014	$14.32043	$14.99915	14,274
01/01/2015 to 12/31/2015	$14.99915	$14.89212	17,818
01/01/2016 to 12/31/2016	$14.89212	$15.22952	16,681
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11173	$7.12925	38,557
01/01/2009 to 12/31/2009	$7.12925	$8.86201	99,298
01/01/2010 to 12/31/2010	$8.86201	$9.89847	78,485
01/01/2011 to 12/31/2011	$9.89847	$9.65878	61,451
01/01/2012 to 12/31/2012	$9.65878	$10.76599	59,132
01/01/2013 to 12/31/2013	$10.76599	$12.28543	20,383
01/01/2014 to 12/31/2014	$12.28543	$12.82372	53,243
01/01/2015 to 12/31/2015	$12.82372	$12.45281	35,578
01/01/2016 to 12/31/2016	$12.45281	$12.85872	21,033
AST J.P. Morgan International Equity Portfolio
01/28/2008 to 12/31/2008	$12.49570	$7.91534	6,935
01/01/2009 to 12/31/2009	$7.91534	$10.55484	9,198
01/01/2010 to 12/31/2010	$10.55484	$11.10084	6,600
01/01/2011 to 12/31/2011	$11.10084	$9.89724	7,745
01/01/2012 to 12/31/2012	$9.89724	$11.84030	9,100
01/01/2013 to 12/31/2013	$11.84030	$13.40435	2,317
01/01/2014 to 12/31/2014	$13.40435	$12.31706	5,084
01/01/2015 to 12/31/2015	$12.31706	$11.74957	3,230
01/01/2016 to 12/31/2016	$11.74957	$11.75379	1,660

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
01/28/2008 to 12/31/2008	$11.84545	$9.35251	273,549
01/01/2009 to 12/31/2009	$9.35251	$11.19913	328,421
01/01/2010 to 12/31/2010	$11.19913	$11.79468	251,199
01/01/2011 to 12/31/2011	$11.79468	$11.60212	252,094
01/01/2012 to 12/31/2012	$11.60212	$12.60601	248,049
01/01/2013 to 12/31/2013	$12.60601	$13.73586	186,683
01/01/2014 to 12/31/2014	$13.73586	$14.21417	215,741
01/01/2015 to 12/31/2015	$14.21417	$13.92364	206,424
01/01/2016 to 12/31/2016	$13.92364	$14.18908	182,015
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08384	$10.28767	0
01/01/2010 to 12/31/2010	$10.28767	$11.23842	1,490
01/01/2011 to 12/31/2011	$11.23842	$11.10228	0
01/01/2012 to 12/31/2012	$11.10228	$12.54958	0
01/01/2013 to 12/31/2013	$12.54958	$16.81014	0
01/01/2014 to 12/31/2014	$16.81014	$18.06453	0
01/01/2015 to 12/31/2015	$18.06453	$19.61300	0
01/01/2016 to 12/31/2016	$19.61300	$18.96618	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$11.61993	$7.14281	15,581
01/01/2009 to 12/31/2009	$7.14281	$9.09565	56,039
01/01/2010 to 12/31/2010	$9.09565	$10.68915	33,904
01/01/2011 to 12/31/2011	$10.68915	$10.39424	22,708
01/01/2012 to 12/31/2012	$10.39424	$11.45130	28,171
01/01/2013 to 12/31/2013	$11.45130	$15.35214	12,432
01/01/2014 to 12/31/2014	$15.35214	$16.66134	23,526
01/01/2015 to 12/31/2015	$16.66134	$17.99738	11,711
01/01/2016 to 12/31/2016	$17.99738	$18.64743	5,876
AST Lord Abbett Core Fixed Income Portfolio
01/28/2008 to 12/31/2008	$10.89281	$8.38953	2,464
01/01/2009 to 12/31/2009	$8.38953	$11.08201	2,690
01/01/2010 to 12/31/2010	$11.08201	$12.33428	4,006
01/01/2011 to 12/31/2011	$12.33428	$13.33584	1,519
01/01/2012 to 12/31/2012	$13.33584	$13.86283	1,530
01/01/2013 to 12/31/2013	$13.86283	$13.33228	381
01/01/2014 to 12/31/2014	$13.33228	$13.91962	868
01/01/2015 to 12/31/2015	$13.91962	$13.58024	511
01/01/2016 to 12/31/2016	$13.58024	$13.67430	367
AST MFS Global Equity Portfolio
01/28/2008 to 12/31/2008	$12.49646	$8.87094	3,583
01/01/2009 to 12/31/2009	$8.87094	$11.44852	7,611
01/01/2010 to 12/31/2010	$11.44852	$12.58852	5,988
01/01/2011 to 12/31/2011	$12.58852	$11.96714	4,538
01/01/2012 to 12/31/2012	$11.96714	$14.45384	3,848
01/01/2013 to 12/31/2013	$14.45384	$18.10409	1,453
01/01/2014 to 12/31/2014	$18.10409	$18.41149	2,315
01/01/2015 to 12/31/2015	$18.41149	$17.80334	1,107
01/01/2016 to 12/31/2016	$17.80334	$18.71472	608

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Growth Portfolio
01/28/2008 to 12/31/2008	$11.92868	$8.15973	3,727
01/01/2009 to 12/31/2009	$8.15973	$9.95377	8,768
01/01/2010 to 12/31/2010	$9.95377	$11.01704	6,989
01/01/2011 to 12/31/2011	$11.01704	$10.74757	5,292
01/01/2012 to 12/31/2012	$10.74757	$12.34872	6,391
01/01/2013 to 12/31/2013	$12.34872	$16.56683	2,626
01/01/2014 to 12/31/2014	$16.56683	$17.67384	4,935
01/01/2015 to 12/31/2015	$17.67384	$18.59801	2,795
01/01/2016 to 12/31/2016	$18.59801	$18.60078	1,121
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99846	$10.18849	0
01/01/2013 to 12/31/2013	$10.18849	$13.44856	0
01/01/2014 to 12/31/2014	$13.44856	$14.54628	0
01/01/2015 to 12/31/2015	$14.54628	$14.17185	0
01/01/2016 to 12/31/2016	$14.17185	$15.77817	0
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02836	$10.06695	0
01/01/2012 to 12/31/2012	$10.06695	$10.36040	0
01/01/2013 to 12/31/2013	$10.36040	$9.87920	0
01/01/2014 to 12/31/2014	$9.87920	$10.19441	0
01/01/2015 to 10/16/2015	$10.19441	$10.14945	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$13.39894	$8.46708	14,630
01/01/2009 to 12/31/2009	$8.46708	$10.78443	42,729
01/01/2010 to 12/31/2010	$10.78443	$13.61848	28,666
01/01/2011 to 12/31/2011	$13.61848	$13.59037	20,588
01/01/2012 to 12/31/2012	$13.59037	$14.98812	23,979
01/01/2013 to 12/31/2013	$14.98812	$19.50534	11,680
01/01/2014 to 12/31/2014	$19.50534	$20.66130	18,895
01/01/2015 to 10/16/2015	$20.66130	$21.15039	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$11.00676	$7.14915	4,676
01/01/2009 to 12/31/2009	$7.14915	$8.59892	16,244
01/01/2010 to 12/31/2010	$8.59892	$10.14886	12,972
01/01/2011 to 04/29/2011	$10.14886	$11.37547	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/28/2008 to 12/31/2008	$10.84041	$6.77336	2,956
01/01/2009 to 12/31/2009	$6.77336	$9.34880	17,896
01/01/2010 to 12/31/2010	$9.34880	$11.32466	14,503
01/01/2011 to 12/31/2011	$11.32466	$10.83771	11,103
01/01/2012 to 12/31/2012	$10.83771	$12.45694	12,217
01/01/2013 to 12/31/2013	$12.45694	$17.36010	5,910
01/01/2014 to 12/31/2014	$17.36010	$19.46415	9,441
01/01/2015 to 12/31/2015	$19.46415	$18.02443	4,127
01/01/2016 to 12/31/2016	$18.02443	$20.91363	3,126
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99846	$10.30845	33,604
01/01/2013 to 12/31/2013	$10.30845	$12.02970	16,474
01/01/2014 to 12/31/2014	$12.02970	$12.41205	27,101
01/01/2015 to 12/31/2015	$12.41205	$12.02933	13,974
01/01/2016 to 12/31/2016	$12.02933	$12.31563	7,414

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10120	$5.56843	1,933
01/01/2009 to 12/31/2009	$5.56843	$9.09942	16,312
01/01/2010 to 12/31/2010	$9.09942	$10.91854	5,348
01/01/2011 to 12/31/2011	$10.91854	$8.54304	3,318
01/01/2012 to 12/31/2012	$8.54304	$9.88663	4,708
01/01/2013 to 12/31/2013	$9.88663	$9.72394	710
01/01/2014 to 12/31/2014	$9.72394	$9.09576	1,663
01/01/2015 to 12/31/2015	$9.09576	$7.43308	812
01/01/2016 to 12/31/2016	$7.43308	$8.19659	422
AST Preservation Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$11.09607	$8.96271	449,801
01/01/2009 to 12/31/2009	$8.96271	$10.55805	571,094
01/01/2010 to 12/31/2010	$10.55805	$11.45661	532,128
01/01/2011 to 12/31/2011	$11.45661	$11.35524	569,993
01/01/2012 to 12/31/2012	$11.35524	$12.29917	539,869
01/01/2013 to 12/31/2013	$12.29917	$13.18173	476,198
01/01/2014 to 12/31/2014	$13.18173	$13.68306	453,085
01/01/2015 to 12/31/2015	$13.68306	$13.44709	435,268
01/01/2016 to 12/31/2016	$13.44709	$13.92613	397,193
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01837	$10.06686	0
01/01/2012 to 12/31/2012	$10.06686	$10.58122	0
01/01/2013 to 12/31/2013	$10.58122	$10.14377	0
01/01/2014 to 12/31/2014	$10.14377	$10.55797	0
01/01/2015 to 12/31/2015	$10.55797	$10.33332	0
01/01/2016 to 12/31/2016	$10.33332	$10.56789	0
AST Prudential Growth Allocation Portfolio
01/28/2008 to 12/31/2008	$10.65883	$6.65616	642,820
01/01/2009 to 12/31/2009	$6.65616	$8.22871	589,986
01/01/2010 to 12/31/2010	$8.22871	$9.61112	493,311
01/01/2011 to 12/31/2011	$9.61112	$8.84603	472,345
01/01/2012 to 12/31/2012	$8.84603	$9.80252	433,588
01/01/2013 to 12/31/2013	$9.80252	$11.25762	368,837
01/01/2014 to 12/31/2014	$11.25762	$12.06381	401,923
01/01/2015 to 12/31/2015	$12.06381	$11.76630	352,513
01/01/2016 to 12/31/2016	$11.76630	$12.71301	295,548
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99845	$11.65946	0
01/01/2014 to 12/31/2014	$11.65946	$13.18604	0
01/01/2015 to 12/31/2015	$13.18604	$13.13983	0
01/01/2016 to 12/31/2016	$13.13983	$14.29527	0
AST QMA US Equity Alpha Portfolio
01/28/2008 to 12/31/2008	$10.56943	$6.91030	5,311
01/01/2009 to 12/31/2009	$6.91030	$8.26135	10,516
01/01/2010 to 12/31/2010	$8.26135	$9.32751	4,285
01/01/2011 to 12/31/2011	$9.32751	$9.47038	4,080
01/01/2012 to 12/31/2012	$9.47038	$11.04111	4,718
01/01/2013 to 12/31/2013	$11.04111	$14.34896	2,347
01/01/2014 to 12/31/2014	$14.34896	$16.50528	2,632
01/01/2015 to 12/31/2015	$16.50528	$16.69627	1,510
01/01/2016 to 12/31/2016	$16.69627	$18.81825	827

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99845	$8.88686	0
01/01/2012 to 12/31/2012	$8.88686	$9.86852	0
01/01/2013 to 12/31/2013	$9.86852	$11.85371	0
01/01/2014 to 12/31/2014	$11.85371	$12.38895	0
01/01/2015 to 12/31/2015	$12.38895	$12.17621	0
01/01/2016 to 12/31/2016	$12.17621	$12.70508	0
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08104	$7.33582	41,079
01/01/2009 to 12/31/2009	$7.33582	$8.88278	91,896
01/01/2010 to 12/31/2010	$8.88278	$9.75608	50,495
01/01/2011 to 12/31/2011	$9.75608	$9.40046	54,420
01/01/2012 to 12/31/2012	$9.40046	$10.17351	57,843
01/01/2013 to 12/31/2013	$10.17351	$11.22577	25,721
01/01/2014 to 12/31/2014	$11.22577	$11.58269	43,913
01/01/2015 to 12/31/2015	$11.58269	$11.34785	33,848
01/01/2016 to 12/31/2016	$11.34785	$11.67290	22,886
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09921	$6.68783	24,912
01/01/2009 to 12/31/2009	$6.68783	$8.32531	51,339
01/01/2010 to 12/31/2010	$8.32531	$9.34197	31,889
01/01/2011 to 12/31/2011	$9.34197	$8.94898	31,999
01/01/2012 to 12/31/2012	$8.94898	$10.17832	32,967
01/01/2013 to 12/31/2013	$10.17832	$11.79258	22,243
01/01/2014 to 12/31/2014	$11.79258	$12.20139	44,352
01/01/2015 to 12/31/2015	$12.20139	$11.90888	65,477
01/01/2016 to 12/31/2016	$11.90888	$12.48411	47,524
AST Schroders Multi-Asset World Strategies Portfolio
01/28/2008 to 12/31/2008	$11.18601	$8.11373	62,844
01/01/2009 to 12/31/2009	$8.11373	$10.14527	69,894
01/01/2010 to 12/31/2010	$10.14527	$11.13210	55,900
01/01/2011 to 12/31/2011	$11.13210	$10.55553	57,513
01/01/2012 to 12/31/2012	$10.55553	$11.51210	52,320
01/01/2013 to 12/31/2013	$11.51210	$12.92428	29,938
01/01/2014 to 12/31/2014	$12.92428	$13.06839	43,167
01/01/2015 to 10/16/2015	$13.06839	$12.68896	0
AST Small-Cap Growth Opportunities Portfolio
01/28/2008 to 12/31/2008	$11.80129	$7.25607	1,509
01/01/2009 to 12/31/2009	$7.25607	$9.44657	5,695
01/01/2010 to 12/31/2010	$9.44657	$12.28759	4,281
01/01/2011 to 12/31/2011	$12.28759	$10.47763	13,701
01/01/2012 to 12/31/2012	$10.47763	$12.34599	16,108
01/01/2013 to 12/31/2013	$12.34599	$17.06049	8,268
01/01/2014 to 12/31/2014	$17.06049	$17.56956	13,198
01/01/2015 to 12/31/2015	$17.56956	$17.47213	5,898
01/01/2016 to 12/31/2016	$17.47213	$18.46719	3,439
AST Small-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$9.33134	$6.63894	2,891
01/01/2009 to 12/31/2009	$6.63894	$8.72427	7,195
01/01/2010 to 12/31/2010	$8.72427	$11.67952	5,573
01/01/2011 to 12/31/2011	$11.67952	$11.34980	5,908
01/01/2012 to 12/31/2012	$11.34980	$12.49402	5,867
01/01/2013 to 12/31/2013	$12.49402	$16.57375	2,578
01/01/2014 to 12/31/2014	$16.57375	$16.88587	4,657
01/01/2015 to 12/31/2015	$16.88587	$16.70121	2,450
01/01/2016 to 12/31/2016	$16.70121	$18.36981	825

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Small-Cap Value Portfolio
01/28/2008 to 12/31/2008	$10.79054	$7.99717	1,428
01/01/2009 to 12/31/2009	$7.99717	$9.96698	49,384
01/01/2010 to 12/31/2010	$9.96698	$12.32368	32,174
01/01/2011 to 12/31/2011	$12.32368	$11.37136	21,942
01/01/2012 to 12/31/2012	$11.37136	$13.18554	26,348
01/01/2013 to 12/31/2013	$13.18554	$17.77929	12,595
01/01/2014 to 12/31/2014	$17.77929	$18.36690	20,189
01/01/2015 to 12/31/2015	$18.36690	$17.24749	10,014
01/01/2016 to 12/31/2016	$17.24749	$21.86978	5,969
AST T. Rowe Price Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$11.34710	$8.65127	350,657
01/01/2009 to 12/31/2009	$8.65127	$10.53936	325,608
01/01/2010 to 12/31/2010	$10.53936	$11.53594	283,411
01/01/2011 to 12/31/2011	$11.53594	$11.54580	276,802
01/01/2012 to 12/31/2012	$11.54580	$12.85936	244,233
01/01/2013 to 12/31/2013	$12.85936	$14.74391	195,852
01/01/2014 to 12/31/2014	$14.74391	$15.31972	213,500
01/01/2015 to 12/31/2015	$15.31972	$15.04035	213,046
01/01/2016 to 12/31/2016	$15.04035	$15.87403	165,479
AST T. Rowe Price Equity Income Portfolio
01/28/2008 to 12/31/2008	$10.81608	$6.61400	1,700
01/01/2009 to 12/31/2009	$6.61400	$8.03515	9,760
01/01/2010 to 12/31/2010	$8.03515	$8.92968	6,217
01/01/2011 to 12/31/2011	$8.92968	$8.61982	5,409
01/01/2012 to 12/31/2012	$8.61982	$9.91807	5,686
01/01/2013 to 12/31/2013	$9.91807	$12.62254	2,050
01/01/2014 to 12/31/2014	$12.62254	$13.31219	4,488
01/01/2015 to 10/16/2015	$13.31219	$12.32054	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$9.90428	$6.47415	12,329
01/01/2009 to 12/31/2009	$6.47415	$9.74439	29,435
01/01/2010 to 12/31/2010	$9.74439	$11.07477	16,781
01/01/2011 to 12/31/2011	$11.07477	$10.68434	12,712
01/01/2012 to 12/31/2012	$10.68434	$12.32839	10,860
01/01/2013 to 12/31/2013	$12.32839	$17.42511	5,552
01/01/2014 to 12/31/2014	$17.42511	$18.52728	8,365
01/01/2015 to 12/31/2015	$18.52728	$19.92422	3,628
01/01/2016 to 12/31/2016	$19.92422	$20.08118	3,185
AST T. Rowe Price Natural Resources Portfolio
01/28/2008 to 12/31/2008	$16.53744	$9.01490	30,349
01/01/2009 to 12/31/2009	$9.01490	$13.21257	89,197
01/01/2010 to 12/31/2010	$13.21257	$15.61837	60,070
01/01/2011 to 12/31/2011	$15.61837	$13.04089	42,405
01/01/2012 to 12/31/2012	$13.04089	$13.26007	51,693
01/01/2013 to 12/31/2013	$13.26007	$15.01427	20,011
01/01/2014 to 12/31/2014	$15.01427	$13.50228	37,408
01/01/2015 to 12/31/2015	$13.50228	$10.69926	20,927
01/01/2016 to 12/31/2016	$10.69926	$13.08484	8,916

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/28/2008 to 12/31/2008	$10.83239	$10.13233	6,502
01/01/2009 to 12/31/2009	$10.13233	$11.14805	5,761
01/01/2010 to 12/31/2010	$11.14805	$11.56854	3,971
01/01/2011 to 12/31/2011	$11.56854	$11.82135	3,893
01/01/2012 to 12/31/2012	$11.82135	$12.20681	4,144
01/01/2013 to 12/31/2013	$12.20681	$11.52960	558
01/01/2014 to 12/31/2014	$11.52960	$11.37747	1,194
01/01/2015 to 12/31/2015	$11.37747	$10.64974	821
01/01/2016 to 12/31/2016	$10.64974	$10.90705	511
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
01/28/2008 to 12/31/2008	$11.85899	$7.80431	2,713
01/01/2009 to 12/31/2009	$7.80431	$9.05722	4,853
01/01/2010 to 12/31/2010	$9.05722	$9.99424	4,901
01/01/2011 to 12/31/2011	$9.99424	$9.75979	5,672
01/01/2012 to 12/31/2012	$9.75979	$10.86104	5,536
01/01/2013 to 12/31/2013	$10.86104	$14.34953	1,701
01/01/2014 to 12/31/2014	$14.34953	$14.30135	3,467
01/01/2015 to 12/31/2015	$14.30135	$13.18364	2,248
01/01/2016 to 12/31/2016	$13.18364	$13.73125	1,091
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
01/28/2008 to 12/31/2008	$10.81273	$7.09254	1,439
01/01/2009 to 12/31/2009	$7.09254	$9.66687	28,148
01/01/2010 to 12/31/2010	$9.66687	$11.72633	16,543
01/01/2011 to 12/31/2011	$11.72633	$11.11083	11,234
01/01/2012 to 12/31/2012	$11.11083	$12.91074	14,257
01/01/2013 to 12/31/2013	$12.91074	$16.77719	6,841
01/01/2014 to 12/31/2014	$16.77719	$18.92898	10,966
01/01/2015 to 12/31/2015	$18.92898	$17.34838	5,761
01/01/2016 to 12/31/2016	$17.34838	$19.40829	3,025
AST Wellington Management Hedged Equity Portfolio
01/28/2008 to 12/31/2008	$11.07056	$6.90477	69,425
01/01/2009 to 12/31/2009	$6.90477	$8.70257	141,530
01/01/2010 to 12/31/2010	$8.70257	$9.79034	88,029
01/01/2011 to 12/31/2011	$9.79034	$9.27604	79,563
01/01/2012 to 12/31/2012	$9.27604	$10.10482	87,625
01/01/2013 to 12/31/2013	$10.10482	$11.94966	45,418
01/01/2014 to 12/31/2014	$11.94966	$12.37239	94,329
01/01/2015 to 12/31/2015	$12.37239	$12.06497	50,177
01/01/2016 to 12/31/2016	$12.06497	$12.61305	24,030
AST Western Asset Core Plus Bond Portfolio
01/28/2008 to 12/31/2008	$10.23145	$9.28052	9,674
01/01/2009 to 12/31/2009	$9.28052	$10.16667	2,874
01/01/2010 to 12/31/2010	$10.16667	$10.75520	1,992
01/01/2011 to 12/31/2011	$10.75520	$11.19085	1,955
01/01/2012 to 12/31/2012	$11.19085	$11.84431	2,190
01/01/2013 to 12/31/2013	$11.84431	$11.44990	896
01/01/2014 to 12/31/2014	$11.44990	$12.04510	1,650
01/01/2015 to 12/31/2015	$12.04510	$11.96664	1,111
01/01/2016 to 12/31/2016	$11.96664	$12.34881	509

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07805	$6.63306	45,571
01/01/2009 to 12/31/2009	$6.63306	$8.46640	95,074
01/01/2010 to 12/31/2010	$8.46640	$9.15945	88,928
01/01/2011 to 12/31/2011	$9.15945	$8.83880	87,969
01/01/2012 to 09/21/2012	$8.83880	$9.88665	0
*Denotes the start date of these sub-accounts

PREMIER X SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Combination 5% roll-up and HAV Death Benefit Only (2.05%) OR Highest Daily Value Death Benefit Only (2.05%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.52176	$11.25870	2,543,454
01/01/2008 to 12/31/2008	$11.25870	$7.52065	4,290,790
01/01/2009 to 12/31/2009	$7.52065	$9.16461	6,403,388
01/01/2010 to 12/31/2010	$9.16461	$10.05503	6,481,639
01/01/2011 to 12/31/2011	$10.05503	$9.59133	5,215,981
01/01/2012 to 12/31/2012	$9.59133	$10.57941	5,453,100
01/01/2013 to 12/31/2013	$10.57941	$11.40088	5,272,579
01/01/2014 to 12/31/2014	$11.40088	$11.59844	4,828,769
01/01/2015 to 12/31/2015	$11.59844	$10.99949	4,010,234
01/01/2016 to 12/31/2016	$10.99949	$11.46192	3,411,797
AST Advanced Strategies Portfolio
01/01/2007 to 12/31/2007	$10.46548	$11.22908	451,141
01/01/2008 to 12/31/2008	$11.22908	$7.72388	1,193,763
01/01/2009 to 12/31/2009	$7.72388	$9.55169	2,392,702
01/01/2010 to 12/31/2010	$9.55169	$10.64273	2,509,896
01/01/2011 to 12/31/2011	$10.64273	$10.44088	1,976,971
01/01/2012 to 12/31/2012	$10.44088	$11.62737	2,134,048
01/01/2013 to 12/31/2013	$11.62737	$13.28030	2,280,593
01/01/2014 to 12/31/2014	$13.28030	$13.80833	2,077,002
01/01/2015 to 12/31/2015	$13.80833	$13.63950	1,841,403
01/01/2016 to 12/31/2016	$13.63950	$14.31596	1,615,998
AST American Century Income & Growth Portfolio
01/01/2007 to 12/31/2007	$10.99891	$10.76521	50,360
01/01/2008 to 12/31/2008	$10.76521	$6.88354	51,088
01/01/2009 to 12/31/2009	$6.88354	$7.94405	56,131
01/01/2010 to 12/31/2010	$7.94405	$8.86235	55,174
01/01/2011 to 12/31/2011	$8.86235	$8.99478	72,443
01/01/2012 to 05/04/2012	$8.99478	$9.76106	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99833	$11.60828	0
01/01/2014 to 12/31/2014	$11.60828	$12.87311	0
01/01/2015 to 12/31/2015	$12.87311	$12.83237	382
01/01/2016 to 12/31/2016	$12.83237	$13.92101	0
AST Balanced Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.47828	$11.19855	1,045,566
01/01/2008 to 12/31/2008	$11.19855	$7.82382	3,006,296
01/01/2009 to 12/31/2009	$7.82382	$9.45287	5,940,132
01/01/2010 to 12/31/2010	$9.45287	$10.40364	6,021,508
01/01/2011 to 12/31/2011	$10.40364	$10.07115	5,192,756
01/01/2012 to 12/31/2012	$10.07115	$11.09968	5,454,823
01/01/2013 to 12/31/2013	$11.09968	$12.79626	5,258,287
01/01/2014 to 12/31/2014	$12.79626	$13.35694	5,074,259
01/01/2015 to 12/31/2015	$13.35694	$13.15089	4,693,024
01/01/2016 to 12/31/2016	$13.15089	$13.69899	4,085,332

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99833	$9.14439	11,718
01/01/2012 to 12/31/2012	$9.14439	$10.02630	44,567
01/01/2013 to 12/31/2013	$10.02630	$10.89118	42,302
01/01/2014 to 12/31/2014	$10.89118	$11.19488	62,311
01/01/2015 to 12/31/2015	$11.19488	$10.64075	123,989
01/01/2016 to 12/31/2016	$10.64075	$11.15336	107,359
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99833	$10.47405	17,056
01/01/2014 to 12/31/2014	$10.47405	$10.63084	57,708
01/01/2015 to 12/31/2015	$10.63084	$10.44571	45,992
01/01/2016 to 12/31/2016	$10.44571	$10.88610	37,161
AST BlackRock Low Duration Bond Portfolio
01/01/2007 to 12/31/2007	$10.14601	$10.61705	38,117
01/01/2008 to 12/31/2008	$10.61705	$10.51970	171,215
01/01/2009 to 12/31/2009	$10.51970	$11.36291	155,535
01/01/2010 to 12/31/2010	$11.36291	$11.56869	218,728
01/01/2011 to 12/31/2011	$11.56869	$11.59154	151,373
01/01/2012 to 12/31/2012	$11.59154	$11.89152	145,930
01/01/2013 to 12/31/2013	$11.89152	$11.39925	109,039
01/01/2014 to 12/31/2014	$11.39925	$11.15957	98,281
01/01/2015 to 12/31/2015	$11.15957	$10.98831	89,333
01/01/2016 to 12/31/2016	$10.98831	$10.94433	92,907
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2007 to 12/31/2007	$10.27835	$10.90759	232,812
01/01/2008 to 12/31/2008	$10.90759	$10.44693	477,777
01/01/2009 to 12/31/2009	$10.44693	$11.92891	789,347
01/01/2010 to 12/31/2010	$11.92891	$12.59155	951,902
01/01/2011 to 12/31/2011	$12.59155	$12.73127	781,155
01/01/2012 to 12/31/2012	$12.73127	$13.63808	817,374
01/01/2013 to 12/31/2013	$13.63808	$13.11863	777,758
01/01/2014 to 12/31/2014	$13.11863	$13.39908	738,034
01/01/2015 to 12/31/2015	$13.39908	$12.85311	591,656
01/01/2016 to 12/31/2016	$12.85311	$13.12796	538,661
AST Bond Portfolio 2016
05/01/2009* to 12/31/2009	$9.93822	$9.61299	0
01/01/2010 to 12/31/2010	$9.61299	$10.41615	0
01/01/2011 to 12/31/2011	$10.41615	$11.19107	0
01/01/2012 to 12/31/2012	$11.19107	$11.42266	0
01/01/2013 to 12/31/2013	$11.42266	$11.11626	0
01/01/2014 to 12/31/2014	$11.11626	$10.94315	0
01/01/2015 to 12/31/2015	$10.94315	$10.69859	0
01/01/2016 to 12/31/2016	$10.69859	$10.53248	0
AST Bond Portfolio 2018
05/01/2009* to 12/31/2009	$9.92265	$9.67902	0
01/01/2010 to 12/31/2010	$9.67902	$10.54551	0
01/01/2011 to 12/31/2011	$10.54551	$11.73731	0
01/01/2012 to 12/31/2012	$11.73731	$12.15857	0
01/01/2013 to 12/31/2013	$12.15857	$11.53989	0
01/01/2014 to 12/31/2014	$11.53989	$11.60917	0
01/01/2015 to 12/31/2015	$11.60917	$11.46813	0
01/01/2016 to 12/31/2016	$11.46813	$11.41909	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2019
05/01/2009* to 12/31/2009	$9.90543	$9.57969	0
01/01/2010 to 12/31/2010	$9.57969	$10.45380	0
01/01/2011 to 12/31/2011	$10.45380	$11.88036	0
01/01/2012 to 12/31/2012	$11.88036	$12.32352	0
01/01/2013 to 12/31/2013	$12.32352	$11.49247	0
01/01/2014 to 12/31/2014	$11.49247	$11.74177	0
01/01/2015 to 12/31/2015	$11.74177	$11.62909	0
01/01/2016 to 12/31/2016	$11.62909	$11.56072	0
AST Bond Portfolio 2020
05/01/2009* to 12/31/2009	$9.88414	$9.25455	0
01/01/2010 to 12/31/2010	$9.25455	$10.14278	0
01/01/2011 to 12/31/2011	$10.14278	$11.79550	0
01/01/2012 to 12/31/2012	$11.79550	$12.28859	0
01/01/2013 to 12/31/2013	$12.28859	$11.25704	0
01/01/2014 to 12/31/2014	$11.25704	$11.71029	0
01/01/2015 to 12/31/2015	$11.71029	$11.65023	0
01/01/2016 to 12/31/2016	$11.65023	$11.64010	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99778	$10.98498	0
01/01/2011 to 12/31/2011	$10.98498	$12.94990	0
01/01/2012 to 12/31/2012	$12.94990	$13.55154	0
01/01/2013 to 12/31/2013	$13.55154	$12.34960	0
01/01/2014 to 12/31/2014	$12.34960	$13.03103	0
01/01/2015 to 12/31/2015	$13.03103	$12.99690	0
01/01/2016 to 12/31/2016	$12.99690	$12.99542	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99833	$11.99503	0
01/01/2012 to 12/31/2012	$11.99503	$12.44101	0
01/01/2013 to 12/31/2013	$12.44101	$11.00299	0
01/01/2014 to 12/31/2014	$11.00299	$11.90004	0
01/01/2015 to 12/31/2015	$11.90004	$11.90542	0
01/01/2016 to 12/31/2016	$11.90542	$11.87987	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99778	$10.37684	0
01/01/2013 to 12/31/2013	$10.37684	$9.13129	0
01/01/2014 to 12/31/2014	$9.13129	$10.07694	0
01/01/2015 to 12/31/2015	$10.07694	$10.14190	0
01/01/2016 to 12/31/2016	$10.14190	$10.12845	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99889	$8.73091	0
01/01/2014 to 12/31/2014	$8.73091	$9.80379	0
01/01/2015 to 12/31/2015	$9.80379	$9.87971	0
01/01/2016 to 12/31/2016	$9.87971	$9.86617	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99889	$11.27883	0
01/01/2015 to 12/31/2015	$11.27883	$11.27315	0
01/01/2016 to 12/31/2016	$11.27315	$11.32023	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99889	$9.91666	0
01/01/2016 to 12/31/2016	$9.91666	$9.91963	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99778	$9.85844	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14510	$10.29546	3,105
01/01/2010 to 12/31/2010	$10.29546	$11.47335	23,527
01/01/2011 to 12/31/2011	$11.47335	$10.58293	19,439
01/01/2012 to 12/31/2012	$10.58293	$11.74230	26,452
01/01/2013 to 12/31/2013	$11.74230	$15.12299	16,877
01/01/2014 to 12/31/2014	$15.12299	$16.34048	20,132
01/01/2015 to 12/31/2015	$16.34048	$15.24920	17,646
01/01/2016 to 12/31/2016	$15.24920	$16.99756	15,629
AST Capital Growth Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.57999	$11.37500	2,558,602
01/01/2008 to 12/31/2008	$11.37500	$7.25187	4,323,643
01/01/2009 to 12/31/2009	$7.25187	$8.90621	7,701,858
01/01/2010 to 12/31/2010	$8.90621	$9.89472	8,056,803
01/01/2011 to 12/31/2011	$9.89472	$9.46090	6,257,591
01/01/2012 to 12/31/2012	$9.46090	$10.54275	6,771,067
01/01/2013 to 12/31/2013	$10.54275	$12.67414	7,132,679
01/01/2014 to 12/31/2014	$12.67414	$13.28825	6,840,625
01/01/2015 to 12/31/2015	$13.28825	$13.09071	6,440,012
01/01/2016 to 12/31/2016	$13.09071	$13.70520	5,782,808
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99833	$11.62670	20,165
01/01/2014 to 12/31/2014	$11.62670	$12.94374	26,017
01/01/2015 to 12/31/2015	$12.94374	$12.23058	15,982
01/01/2016 to 12/31/2016	$12.23058	$13.77051	17,818
AST Cohen & Steers Realty Portfolio
01/01/2007 to 12/31/2007	$12.08927	$9.48340	85,556
01/01/2008 to 12/31/2008	$9.48340	$6.03531	98,068
01/01/2009 to 12/31/2009	$6.03531	$7.80228	99,922
01/01/2010 to 12/31/2010	$7.80228	$9.83932	115,670
01/01/2011 to 12/31/2011	$9.83932	$10.27737	91,118
01/01/2012 to 12/31/2012	$10.27737	$11.61618	116,779
01/01/2013 to 12/31/2013	$11.61618	$11.73944	108,449
01/01/2014 to 12/31/2014	$11.73944	$15.05995	103,910
01/01/2015 to 12/31/2015	$15.05995	$15.47230	90,999
01/01/2016 to 12/31/2016	$15.47230	$15.89222	87,178
AST DeAm Small-Cap Value Portfolio
01/01/2007 to 12/31/2007	$10.43084	$8.40420	40,522
01/01/2008 to 07/18/2008	$8.40420	$7.68481	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99833	$9.66522	3,380
01/01/2014 to 12/31/2014	$9.66522	$9.95432	7,499
01/01/2015 to 12/31/2015	$9.95432	$9.74478	18,901
01/01/2016 to 12/31/2016	$9.74478	$9.98576	27,648
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10350	$7.48844	188,704
01/01/2009 to 12/31/2009	$7.48844	$8.89587	378,474
01/01/2010 to 12/31/2010	$8.89587	$9.87870	410,194
01/01/2011 to 12/31/2011	$9.87870	$9.44116	359,039
01/01/2012 to 12/31/2012	$9.44116	$10.51263	403,104
01/01/2013 to 12/31/2013	$10.51263	$12.28195	437,099
01/01/2014 to 12/31/2014	$12.28195	$12.72344	437,620
01/01/2015 to 10/16/2015	$12.72344	$12.65529	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST FI Pyramis® Quantitative Portfolio
01/01/2007 to 12/31/2007	$10.50147	$11.16999	355,077
01/01/2008 to 12/31/2008	$11.16999	$7.17065	1,052,064
01/01/2009 to 12/31/2009	$7.17065	$8.70250	2,453,023
01/01/2010 to 12/31/2010	$8.70250	$9.75259	2,624,502
01/01/2011 to 12/31/2011	$9.75259	$9.41320	2,330,805
01/01/2012 to 12/31/2012	$9.41320	$10.20477	2,449,342
01/01/2013 to 12/31/2013	$10.20477	$11.47571	2,332,694
01/01/2014 to 12/31/2014	$11.47571	$11.59966	2,102,801
01/01/2015 to 12/31/2015	$11.59966	$11.47924	1,861,540
01/01/2016 to 12/31/2016	$11.47924	$11.72756	1,648,516
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99834	$7.46062	92,522
01/01/2009 to 11/13/2009	$7.46062	$8.31782	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99834	$10.72166	922,925
01/01/2013 to 12/31/2013	$10.72166	$13.07753	980,919
01/01/2014 to 12/31/2014	$13.07753	$13.22199	926,682
01/01/2015 to 10/16/2015	$13.22199	$12.63245	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99833	$10.78968	23,483
01/01/2014 to 12/31/2014	$10.78968	$10.84345	40,264
01/01/2015 to 10/16/2015	$10.84345	$10.32039	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17501	$6.10332	2,015
01/01/2009 to 12/31/2009	$6.10332	$8.07992	7,533
01/01/2010 to 12/31/2010	$8.07992	$9.51698	8,974
01/01/2011 to 12/31/2011	$9.51698	$8.85615	14,313
01/01/2012 to 12/31/2012	$8.85615	$11.00403	28,763
01/01/2013 to 12/31/2013	$11.00403	$11.25178	26,458
01/01/2014 to 12/31/2014	$11.25178	$12.56094	32,564
01/01/2015 to 12/31/2015	$12.56094	$12.29755	21,523
01/01/2016 to 12/31/2016	$12.29755	$12.15888	25,939
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2007 to 12/31/2007	$10.22872	$11.42452	117,879
01/01/2008 to 12/31/2008	$11.42452	$6.68665	134,309
01/01/2009 to 12/31/2009	$6.68665	$9.78901	210,444
01/01/2010 to 12/31/2010	$9.78901	$10.57926	191,290
01/01/2011 to 12/31/2011	$10.57926	$9.95673	183,045
01/01/2012 to 12/31/2012	$9.95673	$11.68469	179,388
01/01/2013 to 12/31/2013	$11.68469	$14.85522	146,160
01/01/2014 to 02/07/2014	$14.85522	$14.60858	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.00935	$11.34013	60,992
01/01/2008 to 12/31/2008	$11.34013	$6.59044	59,215
01/01/2009 to 12/31/2009	$6.59044	$7.69719	108,452
01/01/2010 to 12/31/2010	$7.69719	$8.51452	108,896
01/01/2011 to 12/31/2011	$8.51452	$7.88321	123,164
01/01/2012 to 12/31/2012	$7.88321	$9.24382	147,553
01/01/2013 to 12/31/2013	$9.24382	$12.09651	112,148
01/01/2014 to 12/31/2014	$12.09651	$13.41012	153,007
01/01/2015 to 12/31/2015	$13.41012	$12.53342	242,042
01/01/2016 to 12/31/2016	$12.53342	$13.69977	209,265

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$9.84454	$11.51201	70,051
01/01/2008 to 12/31/2008	$11.51201	$6.67880	74,451
01/01/2009 to 12/31/2009	$6.67880	$10.28128	146,279
01/01/2010 to 12/31/2010	$10.28128	$12.07219	125,854
01/01/2011 to 12/31/2011	$12.07219	$11.47775	107,922
01/01/2012 to 12/31/2012	$11.47775	$13.45286	127,793
01/01/2013 to 12/31/2013	$13.45286	$17.42637	121,703
01/01/2014 to 12/31/2014	$17.42637	$19.04466	116,574
01/01/2015 to 12/31/2015	$19.04466	$17.60098	177,650
01/01/2016 to 12/31/2016	$17.60098	$17.53182	148,608
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08918	$7.59716	111,892
01/01/2009 to 12/31/2009	$7.59716	$9.18532	424,265
01/01/2010 to 12/31/2010	$9.18532	$10.04474	457,592
01/01/2011 to 12/31/2011	$10.04474	$9.79338	445,565
01/01/2012 to 12/31/2012	$9.79338	$10.56843	461,766
01/01/2013 to 12/31/2013	$10.56843	$11.37324	416,606
01/01/2014 to 12/31/2014	$11.37324	$11.59507	395,053
01/01/2015 to 12/31/2015	$11.59507	$11.25878	364,140
01/01/2016 to 12/31/2016	$11.25878	$11.61305	330,990
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03322	$7.62678	11,741
01/01/2009 to 12/31/2009	$7.62678	$9.47993	27,806
01/01/2010 to 12/31/2010	$9.47993	$11.77620	35,349
01/01/2011 to 12/31/2011	$11.77620	$11.69023	46,437
01/01/2012 to 12/31/2012	$11.69023	$13.25235	50,032
01/01/2013 to 12/31/2013	$13.25235	$18.02652	46,071
01/01/2014 to 12/31/2014	$18.02652	$18.93581	45,873
01/01/2015 to 12/31/2015	$18.93581	$17.53585	46,623
01/01/2016 to 12/31/2016	$17.53585	$21.36233	35,337
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
01/01/2007 to 12/31/2007	$10.18444	$10.46814	175,527
01/01/2008 to 12/31/2008	$10.46814	$10.51516	724,864
01/01/2009 to 12/31/2009	$10.51516	$10.32932	319,983
01/01/2010 to 12/31/2010	$10.32932	$10.12431	206,149
01/01/2011 to 12/31/2011	$10.12431	$9.92340	219,016
01/01/2012 to 12/31/2012	$9.92340	$9.72484	239,664
01/01/2013 to 12/31/2013	$9.72484	$9.52949	141,037
01/01/2014 to 12/31/2014	$9.52949	$9.33804	160,753
01/01/2015 to 12/31/2015	$9.33804	$9.15043	112,097
01/01/2016 to 12/31/2016	$9.15043	$8.96708	180,104
AST High Yield Portfolio
01/01/2007 to 12/31/2007	$10.54166	$10.58506	67,232
01/01/2008 to 12/31/2008	$10.58506	$7.72288	52,614
01/01/2009 to 12/31/2009	$7.72288	$10.25837	98,174
01/01/2010 to 12/31/2010	$10.25837	$11.40941	117,981
01/01/2011 to 12/31/2011	$11.40941	$11.53541	101,852
01/01/2012 to 12/31/2012	$11.53541	$12.87158	133,663
01/01/2013 to 12/31/2013	$12.87158	$13.51865	119,485
01/01/2014 to 12/31/2014	$13.51865	$13.58597	121,383
01/01/2015 to 12/31/2015	$13.58597	$12.83860	106,139
01/01/2016 to 12/31/2016	$12.83860	$14.51833	104,869

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
01/01/2007 to 12/31/2007	$10.98746	$10.44409	128,473
01/01/2008 to 12/31/2008	$10.44409	$5.98792	156,705
01/01/2009 to 12/31/2009	$5.98792	$7.00799	193,547
01/01/2010 to 12/31/2010	$7.00799	$7.77093	189,197
01/01/2011 to 12/31/2011	$7.77093	$7.29646	159,734
01/01/2012 to 12/31/2012	$7.29646	$8.35699	156,160
01/01/2013 to 12/31/2013	$8.35699	$11.45354	169,043
01/01/2014 to 12/31/2014	$11.45354	$12.76622	173,213
01/01/2015 to 12/31/2015	$12.76622	$11.52948	160,190
01/01/2016 to 12/31/2016	$11.52948	$13.54531	144,210
AST International Growth Portfolio
01/01/2007 to 12/31/2007	$10.58063	$12.34222	115,136
01/01/2008 to 12/31/2008	$12.34222	$6.01888	132,206
01/01/2009 to 12/31/2009	$6.01888	$7.97937	144,204
01/01/2010 to 12/31/2010	$7.97937	$8.95266	142,115
01/01/2011 to 12/31/2011	$8.95266	$7.63921	121,556
01/01/2012 to 12/31/2012	$7.63921	$9.01008	128,199
01/01/2013 to 12/31/2013	$9.01008	$10.51170	130,106
01/01/2014 to 12/31/2014	$10.51170	$9.73144	129,986
01/01/2015 to 12/31/2015	$9.73144	$9.83612	123,989
01/01/2016 to 12/31/2016	$9.83612	$9.27474	106,923
AST International Value Portfolio
01/01/2007 to 12/31/2007	$10.84310	$12.51580	161,390
01/01/2008 to 12/31/2008	$12.51580	$6.86748	157,577
01/01/2009 to 12/31/2009	$6.86748	$8.78189	161,271
01/01/2010 to 12/31/2010	$8.78189	$9.55932	143,460
01/01/2011 to 12/31/2011	$9.55932	$8.19186	116,484
01/01/2012 to 12/31/2012	$8.19186	$9.36563	111,451
01/01/2013 to 12/31/2013	$9.36563	$10.96415	111,252
01/01/2014 to 12/31/2014	$10.96415	$10.02361	113,509
01/01/2015 to 12/31/2015	$10.02361	$9.90247	101,752
01/01/2016 to 12/31/2016	$9.90247	$9.76033	93,701
AST Investment Grade Bond Portfolio
01/28/2008* to 12/31/2008	$9.99834	$10.69598	9,882,729
01/01/2009 to 12/31/2009	$10.69598	$11.66588	3,643,097
01/01/2010 to 12/31/2010	$11.66588	$12.66748	1,688,626
01/01/2011 to 12/31/2011	$12.66748	$13.95826	6,300,372
01/01/2012 to 12/31/2012	$13.95826	$14.96335	3,411,133
01/01/2013 to 12/31/2013	$14.96335	$14.19618	1,787,174
01/01/2014 to 12/31/2014	$14.19618	$14.84713	1,694,127
01/01/2015 to 12/31/2015	$14.84713	$14.71950	3,217,085
01/01/2016 to 12/31/2016	$14.71950	$15.03084	3,616,618
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11169	$7.12219	92,463
01/01/2009 to 12/31/2009	$7.12219	$8.84025	303,986
01/01/2010 to 12/31/2010	$8.84025	$9.85968	322,410
01/01/2011 to 12/31/2011	$9.85968	$9.60684	288,926
01/01/2012 to 12/31/2012	$9.60684	$10.69231	288,880
01/01/2013 to 12/31/2013	$10.69231	$12.18347	277,424
01/01/2014 to 12/31/2014	$12.18347	$12.69855	260,905
01/01/2015 to 12/31/2015	$12.69855	$12.31320	221,541
01/01/2016 to 12/31/2016	$12.31320	$12.69583	195,385

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2007 to 12/31/2007	$10.55747	$11.32088	105,867
01/01/2008 to 12/31/2008	$11.32088	$6.50272	129,416
01/01/2009 to 12/31/2009	$6.50272	$8.65847	155,384
01/01/2010 to 12/31/2010	$8.65847	$9.09287	151,899
01/01/2011 to 12/31/2011	$9.09287	$8.09515	137,104
01/01/2012 to 12/31/2012	$8.09515	$9.67028	134,987
01/01/2013 to 12/31/2013	$9.67028	$10.93165	145,446
01/01/2014 to 12/31/2014	$10.93165	$10.03007	200,333
01/01/2015 to 12/31/2015	$10.03007	$9.55383	181,716
01/01/2016 to 12/31/2016	$9.55383	$9.54318	170,203
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2007 to 12/31/2007	$10.51404	$10.50173	92,521
01/01/2008 to 12/31/2008	$10.50173	$8.47786	881,341
01/01/2009 to 12/31/2009	$8.47786	$10.13685	1,938,181
01/01/2010 to 12/31/2010	$10.13685	$10.66025	1,964,380
01/01/2011 to 12/31/2011	$10.66025	$10.47082	1,595,962
01/01/2012 to 12/31/2012	$10.47082	$11.35999	1,683,963
01/01/2013 to 12/31/2013	$11.35999	$12.35987	1,692,987
01/01/2014 to 12/31/2014	$12.35987	$12.77152	1,535,359
01/01/2015 to 12/31/2015	$12.77152	$12.49209	1,277,556
01/01/2016 to 12/31/2016	$12.49209	$12.71153	1,135,796
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08372	$10.28564	0
01/01/2010 to 12/31/2010	$10.28564	$11.21966	2,278
01/01/2011 to 12/31/2011	$11.21966	$11.06744	6,036
01/01/2012 to 12/31/2012	$11.06744	$12.49182	14,264
01/01/2013 to 12/31/2013	$12.49182	$16.70815	11,100
01/01/2014 to 12/31/2014	$16.70815	$17.92857	15,320
01/01/2015 to 12/31/2015	$17.92857	$19.43668	30,134
01/01/2016 to 12/31/2016	$19.43668	$18.76816	29,217
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$10.19358	$11.48245	121,725
01/01/2008 to 12/31/2008	$11.48245	$6.33900	158,966
01/01/2009 to 12/31/2009	$6.33900	$8.06019	162,034
01/01/2010 to 12/31/2010	$8.06019	$9.45837	169,419
01/01/2011 to 12/31/2011	$9.45837	$9.18401	142,218
01/01/2012 to 12/31/2012	$9.18401	$10.10307	141,094
01/01/2013 to 12/31/2013	$10.10307	$13.52485	134,367
01/01/2014 to 12/31/2014	$13.52485	$14.65664	268,472
01/01/2015 to 12/31/2015	$14.65664	$15.80875	238,890
01/01/2016 to 12/31/2016	$15.80875	$16.35573	209,132
AST Lord Abbett Core Fixed Income Portfolio
01/01/2007 to 12/31/2007	$10.45604	$10.86861	19,664
01/01/2008 to 12/31/2008	$10.86861	$8.17364	32,923
01/01/2009 to 12/31/2009	$8.17364	$10.78110	62,345
01/01/2010 to 12/31/2010	$10.78110	$11.98174	71,336
01/01/2011 to 12/31/2011	$11.98174	$12.93561	180,918
01/01/2012 to 12/31/2012	$12.93561	$13.42690	185,611
01/01/2013 to 12/31/2013	$13.42690	$12.89394	152,353
01/01/2014 to 12/31/2014	$12.89394	$13.44212	157,729
01/01/2015 to 12/31/2015	$13.44212	$13.09511	161,958
01/01/2016 to 12/31/2016	$13.09511	$13.16642	149,442

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2007 to 12/31/2007	$11.07884	$11.87567	27,105
01/01/2008 to 12/31/2008	$11.87567	$7.68143	39,719
01/01/2009 to 12/31/2009	$7.68143	$9.89869	46,304
01/01/2010 to 12/31/2010	$9.89869	$10.86845	43,950
01/01/2011 to 12/31/2011	$10.86845	$10.31678	63,362
01/01/2012 to 12/31/2012	$10.31678	$12.44219	74,593
01/01/2013 to 12/31/2013	$12.44219	$15.56154	81,250
01/01/2014 to 12/31/2014	$15.56154	$15.80252	85,756
01/01/2015 to 12/31/2015	$15.80252	$15.25819	86,602
01/01/2016 to 12/31/2016	$15.25819	$16.01568	73,415
AST MFS Growth Portfolio
01/01/2007 to 12/31/2007	$10.35955	$11.68399	22,402
01/01/2008 to 12/31/2008	$11.68399	$7.29262	35,994
01/01/2009 to 12/31/2009	$7.29262	$8.88300	44,333
01/01/2010 to 12/31/2010	$8.88300	$9.81745	73,010
01/01/2011 to 12/31/2011	$9.81745	$9.56339	55,757
01/01/2012 to 12/31/2012	$9.56339	$10.97198	53,228
01/01/2013 to 12/31/2013	$10.97198	$14.69811	61,461
01/01/2014 to 12/31/2014	$14.69811	$15.65734	99,503
01/01/2015 to 12/31/2015	$15.65734	$16.45185	84,002
01/01/2016 to 12/31/2016	$16.45185	$16.43015	79,548
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99834	$10.18297	0
01/01/2013 to 12/31/2013	$10.18297	$13.42139	680
01/01/2014 to 12/31/2014	$13.42139	$14.49557	0
01/01/2015 to 12/31/2015	$14.49557	$14.10158	1,091
01/01/2016 to 12/31/2016	$14.10158	$15.67687	2,841
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02824	$10.06439	0
01/01/2012 to 12/31/2012	$10.06439	$10.34241	0
01/01/2013 to 12/31/2013	$10.34241	$9.84758	1,527
01/01/2014 to 12/31/2014	$9.84758	$10.14689	5,871
01/01/2015 to 10/16/2015	$10.14689	$10.09033	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$10.17959	$12.18878	86,925
01/01/2008 to 12/31/2008	$12.18878	$6.78592	79,919
01/01/2009 to 12/31/2009	$6.78592	$8.63048	83,258
01/01/2010 to 12/31/2010	$8.63048	$10.88248	98,518
01/01/2011 to 12/31/2011	$10.88248	$10.84403	84,077
01/01/2012 to 12/31/2012	$10.84403	$11.94166	79,425
01/01/2013 to 12/31/2013	$11.94166	$15.51786	76,611
01/01/2014 to 12/31/2014	$15.51786	$16.41331	73,448
01/01/2015 to 10/16/2015	$16.41331	$16.78228	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$9.42612	$10.96429	51,379
01/01/2008 to 12/31/2008	$10.96429	$6.17342	59,718
01/01/2009 to 12/31/2009	$6.17342	$7.41439	56,938
01/01/2010 to 12/31/2010	$7.41439	$8.73801	57,476
01/01/2011 to 04/29/2011	$8.73801	$9.78938	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2007 to 12/31/2007	$10.13676	$10.24685	61,947
01/01/2008 to 12/31/2008	$10.24685	$5.79762	71,201
01/01/2009 to 12/31/2009	$5.79762	$7.99019	124,978
01/01/2010 to 12/31/2010	$7.99019	$9.66466	149,323
01/01/2011 to 12/31/2011	$9.66466	$9.23545	113,194
01/01/2012 to 12/31/2012	$9.23545	$10.59983	114,457
01/01/2013 to 12/31/2013	$10.59983	$14.75031	126,604
01/01/2014 to 12/31/2014	$14.75031	$16.51376	109,986
01/01/2015 to 12/31/2015	$16.51376	$15.26987	99,780
01/01/2016 to 12/31/2016	$15.26987	$17.69168	91,823
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99834	$10.29816	78,731
01/01/2013 to 12/31/2013	$10.29816	$12.00014	81,320
01/01/2014 to 12/31/2014	$12.00014	$12.36331	74,865
01/01/2015 to 12/31/2015	$12.36331	$11.96448	73,018
01/01/2016 to 12/31/2016	$11.96448	$12.23134	68,637
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10108	$5.56466	868
01/01/2009 to 12/31/2009	$5.56466	$9.07977	76,455
01/01/2010 to 12/31/2010	$9.07977	$10.87894	147,559
01/01/2011 to 12/31/2011	$10.87894	$8.49952	116,033
01/01/2012 to 12/31/2012	$8.49952	$9.82181	81,185
01/01/2013 to 12/31/2013	$9.82181	$9.64592	74,537
01/01/2014 to 12/31/2014	$9.64592	$9.00946	66,984
01/01/2015 to 12/31/2015	$9.00946	$7.35166	61,123
01/01/2016 to 12/31/2016	$7.35166	$8.09484	60,565
AST Preservation Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.39145	$11.06941	280,016
01/01/2008 to 12/31/2008	$11.06941	$8.73325	1,646,436
01/01/2009 to 12/31/2009	$8.73325	$10.27253	4,619,314
01/01/2010 to 12/31/2010	$10.27253	$11.13028	4,613,315
01/01/2011 to 12/31/2011	$11.13028	$11.01569	4,303,458
01/01/2012 to 12/31/2012	$11.01569	$11.91379	4,600,016
01/01/2013 to 12/31/2013	$11.91379	$12.74983	4,434,401
01/01/2014 to 12/31/2014	$12.74983	$13.21515	3,853,539
01/01/2015 to 12/31/2015	$13.21515	$12.96826	2,900,451
01/01/2016 to 12/31/2016	$12.96826	$13.41048	2,963,318
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01825	$10.06428	0
01/01/2012 to 12/31/2012	$10.06428	$10.56292	8,064
01/01/2013 to 12/31/2013	$10.56292	$10.11124	14,380
01/01/2014 to 12/31/2014	$10.11124	$10.50869	26,435
01/01/2015 to 12/31/2015	$10.50869	$10.26998	29,613
01/01/2016 to 12/31/2016	$10.26998	$10.48769	26,443
AST Prudential Growth Allocation Portfolio
01/01/2007 to 12/31/2007	$10.28092	$11.22337	428,297
01/01/2008 to 12/31/2008	$11.22337	$6.52045	992,417
01/01/2009 to 12/31/2009	$6.52045	$8.04911	2,930,136
01/01/2010 to 12/31/2010	$8.04911	$9.38759	2,993,576
01/01/2011 to 12/31/2011	$9.38759	$8.62754	2,121,795
01/01/2012 to 12/31/2012	$8.62754	$9.54626	2,317,792
01/01/2013 to 12/31/2013	$9.54626	$10.94724	2,290,164
01/01/2014 to 12/31/2014	$10.94724	$11.71398	2,244,588
01/01/2015 to 12/31/2015	$11.71398	$11.40838	2,947,768
01/01/2016 to 12/31/2016	$11.40838	$12.30825	2,719,146

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99833	$11.64780	510
01/01/2014 to 12/31/2014	$11.64780	$13.15357	3,271
01/01/2015 to 12/31/2015	$13.15357	$13.08815	3,398
01/01/2016 to 12/31/2016	$13.08815	$14.21820	2,118
AST QMA US Equity Alpha Portfolio
01/01/2007 to 12/31/2007	$10.70509	$10.70742	102,748
01/01/2008 to 12/31/2008	$10.70742	$6.42985	105,318
01/01/2009 to 12/31/2009	$6.42985	$7.67574	107,762
01/01/2010 to 12/31/2010	$7.67574	$8.65355	99,843
01/01/2011 to 12/31/2011	$8.65355	$8.77316	81,735
01/01/2012 to 12/31/2012	$8.77316	$10.21323	62,108
01/01/2013 to 12/31/2013	$10.21323	$13.25360	61,591
01/01/2014 to 12/31/2014	$13.25360	$15.22296	54,075
01/01/2015 to 12/31/2015	$15.22296	$15.37656	54,780
01/01/2016 to 12/31/2016	$15.37656	$17.30538	64,555
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99833	$8.87815	147
01/01/2012 to 12/31/2012	$8.87815	$9.84419	0
01/01/2013 to 12/31/2013	$9.84419	$11.80699	1,482
01/01/2014 to 12/31/2014	$11.80699	$12.32190	1,979
01/01/2015 to 12/31/2015	$12.32190	$12.09248	6,446
01/01/2016 to 12/31/2016	$12.09248	$12.59923	24,759
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08099	$7.32858	218,544
01/01/2009 to 12/31/2009	$7.32858	$8.86096	858,467
01/01/2010 to 12/31/2010	$8.86096	$9.71786	897,851
01/01/2011 to 12/31/2011	$9.71786	$9.34997	818,528
01/01/2012 to 12/31/2012	$9.34997	$10.10392	874,880
01/01/2013 to 12/31/2013	$10.10392	$11.13261	775,302
01/01/2014 to 12/31/2014	$11.13261	$11.46956	763,530
01/01/2015 to 12/31/2015	$11.46956	$11.22056	626,154
01/01/2016 to 12/31/2016	$11.22056	$11.52501	557,408
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09917	$6.68122	138,308
01/01/2009 to 12/31/2009	$6.68122	$8.30477	532,687
01/01/2010 to 12/31/2010	$8.30477	$9.30511	678,275
01/01/2011 to 12/31/2011	$9.30511	$8.90067	508,100
01/01/2012 to 12/31/2012	$8.90067	$10.10866	577,953
01/01/2013 to 12/31/2013	$10.10866	$11.69463	665,029
01/01/2014 to 12/31/2014	$11.69463	$12.08227	650,667
01/01/2015 to 12/31/2015	$12.08227	$11.77527	1,146,556
01/01/2016 to 12/31/2016	$11.77527	$12.32596	1,050,588
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2007 to 12/31/2007	$10.54623	$11.25493	52,850
01/01/2008 to 12/31/2008	$11.25493	$7.69891	252,783
01/01/2009 to 12/31/2009	$7.69891	$9.61241	564,588
01/01/2010 to 12/31/2010	$9.61241	$10.53198	666,716
01/01/2011 to 12/31/2011	$10.53198	$9.97185	558,660
01/01/2012 to 12/31/2012	$9.97185	$10.85949	626,779
01/01/2013 to 12/31/2013	$10.85949	$12.17376	635,324
01/01/2014 to 12/31/2014	$12.17376	$12.29141	610,902
01/01/2015 to 10/16/2015	$12.29141	$11.92067	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2007 to 12/31/2007	$9.92504	$10.81494	51,954
01/01/2008 to 12/31/2008	$10.81494	$5.92475	40,190
01/01/2009 to 12/31/2009	$5.92475	$7.70205	69,359
01/01/2010 to 12/31/2010	$7.70205	$10.00370	82,880
01/01/2011 to 12/31/2011	$10.00370	$8.51771	98,852
01/01/2012 to 12/31/2012	$8.51771	$10.02169	92,752
01/01/2013 to 12/31/2013	$10.02169	$13.82838	95,869
01/01/2014 to 12/31/2014	$13.82838	$14.22012	94,767
01/01/2015 to 12/31/2015	$14.22012	$14.12036	90,576
01/01/2016 to 12/31/2016	$14.12036	$14.90258	84,516
AST Small-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$9.88919	$10.38230	43,610
01/01/2008 to 12/31/2008	$10.38230	$6.61289	53,553
01/01/2009 to 12/31/2009	$6.61289	$8.67722	60,460
01/01/2010 to 12/31/2010	$8.67722	$11.59956	63,825
01/01/2011 to 12/31/2011	$11.59956	$11.25555	63,905
01/01/2012 to 12/31/2012	$11.25555	$12.37201	71,913
01/01/2013 to 12/31/2013	$12.37201	$16.38777	71,701
01/01/2014 to 12/31/2014	$16.38777	$16.67177	67,091
01/01/2015 to 12/31/2015	$16.67177	$16.46521	73,130
01/01/2016 to 12/31/2016	$16.46521	$18.08378	67,139
AST Small-Cap Value Portfolio
01/01/2007 to 12/31/2007	$10.43745	$9.65301	77,915
01/01/2008 to 12/31/2008	$9.65301	$6.64799	124,833
01/01/2009 to 12/31/2009	$6.64799	$8.27329	134,882
01/01/2010 to 12/31/2010	$8.27329	$10.21456	134,234
01/01/2011 to 12/31/2011	$10.21456	$9.41140	133,500
01/01/2012 to 12/31/2012	$9.41140	$10.89686	129,605
01/01/2013 to 12/31/2013	$10.89686	$14.67173	116,657
01/01/2014 to 12/31/2014	$14.67173	$15.13446	100,239
01/01/2015 to 12/31/2015	$15.13446	$14.19116	96,744
01/01/2016 to 12/31/2016	$14.19116	$17.96800	84,410
AST T. Rowe Price Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.60407	$11.04690	151,827
01/01/2008 to 12/31/2008	$11.04690	$8.01637	729,439
01/01/2009 to 12/31/2009	$8.01637	$9.75142	1,560,710
01/01/2010 to 12/31/2010	$9.75142	$10.65781	1,608,768
01/01/2011 to 12/31/2011	$10.65781	$10.65113	1,421,578
01/01/2012 to 12/31/2012	$10.65113	$11.84541	1,699,927
01/01/2013 to 12/31/2013	$11.84541	$13.56133	1,808,404
01/01/2014 to 12/31/2014	$13.56133	$14.07021	1,791,993
01/01/2015 to 12/31/2015	$14.07021	$13.79333	2,146,518
01/01/2016 to 12/31/2016	$13.79333	$14.53656	1,984,482
AST T. Rowe Price Equity Income Portfolio
01/01/2007 to 12/31/2007	$11.04440	$10.43535	59,523
01/01/2008 to 12/31/2008	$10.43535	$5.94250	66,453
01/01/2009 to 12/31/2009	$5.94250	$7.20882	114,365
01/01/2010 to 12/31/2010	$7.20882	$7.99959	111,640
01/01/2011 to 12/31/2011	$7.99959	$7.71059	128,242
01/01/2012 to 12/31/2012	$7.71059	$8.85891	133,062
01/01/2013 to 12/31/2013	$8.85891	$11.25798	128,704
01/01/2014 to 12/31/2014	$11.25798	$11.85559	116,328
01/01/2015 to 10/16/2015	$11.85559	$10.95960	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$10.44162	$11.07338	105,160
01/01/2008 to 12/31/2008	$11.07338	$6.44882	143,903
01/01/2009 to 12/31/2009	$6.44882	$9.69200	172,730
01/01/2010 to 12/31/2010	$9.69200	$10.99898	189,286
01/01/2011 to 12/31/2011	$10.99898	$10.59556	190,812
01/01/2012 to 12/31/2012	$10.59556	$12.20797	201,854
01/01/2013 to 12/31/2013	$12.20797	$17.22958	233,992
01/01/2014 to 12/31/2014	$17.22958	$18.29241	201,072
01/01/2015 to 12/31/2015	$18.29241	$19.64280	223,816
01/01/2016 to 12/31/2016	$19.64280	$19.76845	212,855
AST T. Rowe Price Natural Resources Portfolio
01/01/2007 to 12/31/2007	$9.80443	$13.49811	280,545
01/01/2008 to 12/31/2008	$13.49811	$6.61501	448,501
01/01/2009 to 12/31/2009	$6.61501	$9.68103	570,448
01/01/2010 to 12/31/2010	$9.68103	$11.42701	540,982
01/01/2011 to 12/31/2011	$11.42701	$9.52728	430,042
01/01/2012 to 12/31/2012	$9.52728	$9.67331	417,371
01/01/2013 to 12/31/2013	$9.67331	$10.93697	412,034
01/01/2014 to 12/31/2014	$10.93697	$9.82112	403,549
01/01/2015 to 12/31/2015	$9.82112	$7.77089	344,781
01/01/2016 to 12/31/2016	$7.77089	$9.48960	324,045
AST Templeton Global Bond Portfolio
01/01/2007 to 12/31/2007	$10.27317	$11.03673	70,825
01/01/2008 to 12/31/2008	$11.03673	$10.55165	155,019
01/01/2009 to 12/31/2009	$10.55165	$11.59239	154,889
01/01/2010 to 12/31/2010	$11.59239	$12.01191	102,119
01/01/2011 to 12/31/2011	$12.01191	$12.25648	87,685
01/01/2012 to 12/31/2012	$12.25648	$12.63750	82,912
01/01/2013 to 12/31/2013	$12.63750	$11.91883	77,586
01/01/2014 to 12/31/2014	$11.91883	$11.74447	72,819
01/01/2015 to 12/31/2015	$11.74447	$10.97709	70,182
01/01/2016 to 12/31/2016	$10.97709	$11.22586	58,706
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
01/01/2007 to 12/31/2007	$10.99149	$10.89644	110,209
01/01/2008 to 12/31/2008	$10.89644	$6.69452	69,103
01/01/2009 to 12/31/2009	$6.69452	$7.75779	96,419
01/01/2010 to 12/31/2010	$7.75779	$8.54781	76,351
01/01/2011 to 12/31/2011	$8.54781	$8.33514	85,319
01/01/2012 to 12/31/2012	$8.33514	$9.26205	94,670
01/01/2013 to 12/31/2013	$9.26205	$12.21905	84,453
01/01/2014 to 12/31/2014	$12.21905	$12.16013	85,629
01/01/2015 to 12/31/2015	$12.16013	$11.19323	76,725
01/01/2016 to 12/31/2016	$11.19323	$11.64111	71,465
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
01/01/2007 to 12/31/2007	$10.37935	$10.44960	50,093
01/01/2008 to 12/31/2008	$10.44960	$6.33563	46,590
01/01/2009 to 12/31/2009	$6.33563	$8.62254	68,287
01/01/2010 to 12/31/2010	$8.62254	$10.44421	75,740
01/01/2011 to 12/31/2011	$10.44421	$9.88148	80,974
01/01/2012 to 12/31/2012	$9.88148	$11.46534	84,044
01/01/2013 to 12/31/2013	$11.46534	$14.87695	55,495
01/01/2014 to 12/31/2014	$14.87695	$16.76037	45,915
01/01/2015 to 12/31/2015	$16.76037	$15.33822	46,843
01/01/2016 to 12/31/2016	$15.33822	$17.13428	39,613

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Wellington Management Hedged Equity Portfolio
01/01/2007 to 12/31/2007	$10.62633	$11.40714	614,520
01/01/2008 to 12/31/2008	$11.40714	$6.44647	727,095
01/01/2009 to 12/31/2009	$6.44647	$8.11299	709,214
01/01/2010 to 12/31/2010	$8.11299	$9.11364	665,490
01/01/2011 to 12/31/2011	$9.11364	$8.62227	578,409
01/01/2012 to 12/31/2012	$8.62227	$9.37869	533,811
01/01/2013 to 12/31/2013	$9.37869	$11.07462	607,157
01/01/2014 to 12/31/2014	$11.07462	$11.44949	742,269
01/01/2015 to 12/31/2015	$11.44949	$11.14844	622,079
01/01/2016 to 12/31/2016	$11.14844	$11.63778	599,870
AST Western Asset Core Plus Bond Portfolio
11/19/2007* to 12/31/2007	$9.99833	$9.97497	0
01/01/2008 to 12/31/2008	$9.97497	$9.26513	36,160
01/01/2009 to 12/31/2009	$9.26513	$10.13485	183,941
01/01/2010 to 12/31/2010	$10.13485	$10.70573	218,069
01/01/2011 to 12/31/2011	$10.70573	$11.12302	217,013
01/01/2012 to 12/31/2012	$11.12302	$11.75517	265,418
01/01/2013 to 12/31/2013	$11.75517	$11.34702	213,265
01/01/2014 to 12/31/2014	$11.34702	$11.91938	221,231
01/01/2015 to 12/31/2015	$11.91938	$11.82438	223,216
01/01/2016 to 12/31/2016	$11.82438	$12.18416	219,735
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07801	$6.62657	292,960
01/01/2009 to 12/31/2009	$6.62657	$8.44560	890,452
01/01/2010 to 12/31/2010	$8.44560	$9.12346	1,223,525
01/01/2011 to 12/31/2011	$9.12346	$8.79101	917,708
01/01/2012 to 09/21/2012	$8.79101	$9.82277	0
*Denotes the start date of these sub-accounts

PREMIER X SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Lifetime Five Income Benefit Only (2.15%) OR Highest Daily Lifetime Five Income Benefit Only (2.15%) OR HD GRO 60 bps (2.15%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.95680	$11.71266	12,685,306
01/01/2008 to 12/31/2008	$11.71266	$7.81625	10,114,664
01/01/2009 to 12/31/2009	$7.81625	$9.51550	10,025,052
01/01/2010 to 12/31/2010	$9.51550	$10.42979	9,531,206
01/01/2011 to 12/31/2011	$10.42979	$9.93908	8,762,846
01/01/2012 to 12/31/2012	$9.93908	$10.95233	8,343,061
01/01/2013 to 12/31/2013	$10.95233	$11.79135	8,006,074
01/01/2014 to 12/31/2014	$11.79135	$11.98395	7,581,172
01/01/2015 to 12/31/2015	$11.98395	$11.35404	7,003,393
01/01/2016 to 12/31/2016	$11.35404	$11.81988	6,493,060
AST Advanced Strategies Portfolio
01/01/2007 to 12/31/2007	$10.62093	$11.38468	4,044,715
01/01/2008 to 12/31/2008	$11.38468	$7.82320	3,237,001
01/01/2009 to 12/31/2009	$7.82320	$9.66501	3,397,038
01/01/2010 to 12/31/2010	$9.66501	$10.75845	3,348,819
01/01/2011 to 12/31/2011	$10.75845	$10.54414	3,034,514
01/01/2012 to 12/31/2012	$10.54414	$11.73066	3,022,912
01/01/2013 to 12/31/2013	$11.73066	$13.38514	3,026,115
01/01/2014 to 12/31/2014	$13.38514	$13.90376	2,916,991
01/01/2015 to 12/31/2015	$13.90376	$13.72034	2,670,030
01/01/2016 to 12/31/2016	$13.72034	$14.38670	2,432,191
AST American Century Income & Growth Portfolio
01/01/2007 to 12/31/2007	$11.77553	$11.51406	0
01/01/2008 to 12/31/2008	$11.51406	$7.35512	0
01/01/2009 to 12/31/2009	$7.35512	$8.48006	12,004
01/01/2010 to 12/31/2010	$8.48006	$9.45099	9,410
01/01/2011 to 12/31/2011	$9.45099	$9.58274	4,721
01/01/2012 to 05/04/2012	$9.58274	$10.39565	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99825	$11.60058	0
01/01/2014 to 12/31/2014	$11.60058	$12.85205	0
01/01/2015 to 12/31/2015	$12.85205	$12.79876	0
01/01/2016 to 12/31/2016	$12.79876	$13.87101	0
AST Balanced Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.84933	$11.58366	5,234,843
01/01/2008 to 12/31/2008	$11.58366	$8.08498	4,799,295
01/01/2009 to 12/31/2009	$8.08498	$9.75872	4,918,514
01/01/2010 to 12/31/2010	$9.75872	$10.72990	4,805,610
01/01/2011 to 12/31/2011	$10.72990	$10.37669	4,302,186
01/01/2012 to 12/31/2012	$10.37669	$11.42526	4,177,623
01/01/2013 to 12/31/2013	$11.42526	$13.15871	4,009,044
01/01/2014 to 12/31/2014	$13.15871	$13.72184	3,810,961
01/01/2015 to 12/31/2015	$13.72184	$13.49691	3,505,051
01/01/2016 to 12/31/2016	$13.49691	$14.04564	3,222,188

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99767	$9.13787	123,178
01/01/2012 to 12/31/2012	$9.13787	$10.00940	131,011
01/01/2013 to 12/31/2013	$10.00940	$10.86224	129,242
01/01/2014 to 12/31/2014	$10.86224	$11.15414	134,745
01/01/2015 to 12/31/2015	$11.15414	$10.59169	134,904
01/01/2016 to 12/31/2016	$10.59169	$11.09090	138,190
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99825	$10.46698	5,986
01/01/2014 to 12/31/2014	$10.46698	$10.61323	4,354
01/01/2015 to 12/31/2015	$10.61323	$10.41815	4,825
01/01/2016 to 12/31/2016	$10.41815	$10.84677	7,175
AST BlackRock Low Duration Bond Portfolio
01/01/2007 to 12/31/2007	$10.18235	$10.64459	0
01/01/2008 to 12/31/2008	$10.64459	$10.53674	0
01/01/2009 to 12/31/2009	$10.53674	$11.37025	1,056
01/01/2010 to 12/31/2010	$11.37025	$11.56490	955
01/01/2011 to 12/31/2011	$11.56490	$11.57644	3,229
01/01/2012 to 12/31/2012	$11.57644	$11.86441	72
01/01/2013 to 12/31/2013	$11.86441	$11.36215	14
01/01/2014 to 12/31/2014	$11.36215	$11.11228	60
01/01/2015 to 12/31/2015	$11.11228	$10.93103	52
01/01/2016 to 12/31/2016	$10.93103	$10.87642	18
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2007 to 12/31/2007	$10.27161	$10.88965	0
01/01/2008 to 12/31/2008	$10.88965	$10.41948	0
01/01/2009 to 12/31/2009	$10.41948	$11.88583	36,136
01/01/2010 to 12/31/2010	$11.88583	$12.53367	68,225
01/01/2011 to 12/31/2011	$12.53367	$12.66037	38,568
01/01/2012 to 12/31/2012	$12.66037	$13.54882	36,496
01/01/2013 to 12/31/2013	$13.54882	$13.01993	6,199
01/01/2014 to 12/31/2014	$13.01993	$13.28517	14,307
01/01/2015 to 12/31/2015	$13.28517	$12.73133	8,820
01/01/2016 to 12/31/2016	$12.73133	$12.99091	11,049
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$9.99883	$9.34895	0
01/01/2010 to 12/31/2010	$9.34895	$10.12019	0
01/01/2011 to 12/31/2011	$10.12019	$10.86255	0
01/01/2012 to 12/31/2012	$10.86255	$11.07639	0
01/01/2013 to 12/31/2013	$11.07639	$10.76868	0
01/01/2014 to 12/31/2014	$10.76868	$10.59064	0
01/01/2015 to 12/31/2015	$10.59064	$10.34380	0
01/01/2016 to 12/31/2016	$10.34380	$10.17338	0
AST Bond Portfolio 2018
01/28/2008* to 12/31/2008	$9.99826	$12.00012	0
01/01/2009 to 12/31/2009	$12.00012	$11.03670	0
01/01/2010 to 12/31/2010	$11.03670	$12.01294	0
01/01/2011 to 12/31/2011	$12.01294	$13.35765	0
01/01/2012 to 12/31/2012	$13.35765	$13.82354	0
01/01/2013 to 12/31/2013	$13.82354	$13.10722	0
01/01/2014 to 12/31/2014	$13.10722	$13.17292	0
01/01/2015 to 12/31/2015	$13.17292	$13.00013	0
01/01/2016 to 12/31/2016	$13.00013	$12.93197	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2019
01/28/2008* to 12/31/2008	$9.99826	$12.06868	0
01/01/2009 to 12/31/2009	$12.06868	$10.90486	0
01/01/2010 to 12/31/2010	$10.90486	$11.88816	1,310
01/01/2011 to 12/31/2011	$11.88816	$13.49739	1,606
01/01/2012 to 12/31/2012	$13.49739	$13.98700	1,112
01/01/2013 to 12/31/2013	$13.98700	$13.03100	0
01/01/2014 to 12/31/2014	$13.03100	$13.30075	445
01/01/2015 to 12/31/2015	$13.30075	$13.16031	857
01/01/2016 to 12/31/2016	$13.16031	$13.07025	1,239
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99883	$8.76162	0
01/01/2010 to 12/31/2010	$8.76162	$9.59316	84,417
01/01/2011 to 12/31/2011	$9.59316	$11.14555	0
01/01/2012 to 12/31/2012	$11.14555	$11.60016	574
01/01/2013 to 12/31/2013	$11.60016	$10.61606	106
01/01/2014 to 12/31/2014	$10.61606	$11.03272	0
01/01/2015 to 12/31/2015	$11.03272	$10.96546	0
01/01/2016 to 12/31/2016	$10.96546	$10.94518	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99767	$10.97418	72,408
01/01/2011 to 12/31/2011	$10.97418	$12.92454	749,325
01/01/2012 to 12/31/2012	$12.92454	$13.51172	274,620
01/01/2013 to 12/31/2013	$13.51172	$12.30125	1,495
01/01/2014 to 12/31/2014	$12.30125	$12.96721	1,267
01/01/2015 to 12/31/2015	$12.96721	$12.92067	1,421
01/01/2016 to 12/31/2016	$12.92067	$12.90658	1,304
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99825	$11.98335	287,319
01/01/2012 to 12/31/2012	$11.98335	$12.41671	417,896
01/01/2013 to 12/31/2013	$12.41671	$10.97074	16,348
01/01/2014 to 12/31/2014	$10.97074	$11.85345	15,972
01/01/2015 to 12/31/2015	$11.85345	$11.84723	15,603
01/01/2016 to 12/31/2016	$11.84723	$11.81028	15,254
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99767	$10.36658	181,760
01/01/2013 to 12/31/2013	$10.36658	$9.11332	1,115,170
01/01/2014 to 12/31/2014	$9.11332	$10.04730	455,545
01/01/2015 to 12/31/2015	$10.04730	$10.10215	145,167
01/01/2016 to 12/31/2016	$10.10215	$10.07888	101,809
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99883	$8.72233	541,867
01/01/2014 to 12/31/2014	$8.72233	$9.78466	382,660
01/01/2015 to 12/31/2015	$9.78466	$9.85078	12,467
01/01/2016 to 12/31/2016	$9.85078	$9.82775	4,752
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99883	$11.26778	149,244
01/01/2015 to 12/31/2015	$11.26778	$11.25110	798,665
01/01/2016 to 12/31/2016	$11.25110	$11.28706	36,484
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99883	$9.90696	196,929
01/01/2016 to 12/31/2016	$9.90696	$9.90025	548,265
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99767	$9.84877	720,522

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14502	$10.29414	1,054
01/01/2010 to 12/31/2010	$10.29414	$11.46057	2,471
01/01/2011 to 12/31/2011	$11.46057	$10.56090	485
01/01/2012 to 12/31/2012	$10.56090	$11.70643	608
01/01/2013 to 12/31/2013	$11.70643	$15.06200	194
01/01/2014 to 12/31/2014	$15.06200	$16.25868	716
01/01/2015 to 12/31/2015	$16.25868	$15.15797	506
01/01/2016 to 12/31/2016	$15.15797	$16.87936	219
AST Capital Growth Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$11.13289	$11.95767	16,419,372
01/01/2008 to 12/31/2008	$11.95767	$7.61582	11,788,190
01/01/2009 to 12/31/2009	$7.61582	$9.34393	11,925,399
01/01/2010 to 12/31/2010	$9.34393	$10.37074	11,755,291
01/01/2011 to 12/31/2011	$10.37074	$9.90639	10,791,513
01/01/2012 to 12/31/2012	$9.90639	$11.02837	10,136,164
01/01/2013 to 12/31/2013	$11.02837	$13.24495	10,126,135
01/01/2014 to 12/31/2014	$13.24495	$13.87306	9,731,587
01/01/2015 to 12/31/2015	$13.87306	$13.65344	9,015,141
01/01/2016 to 12/31/2016	$13.65344	$14.28049	8,358,688
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99825	$11.61702	0
01/01/2014 to 12/31/2014	$11.61702	$12.92033	0
01/01/2015 to 12/31/2015	$12.92033	$12.19660	343
01/01/2016 to 12/31/2016	$12.19660	$13.71886	133
AST Cohen & Steers Realty Portfolio
01/01/2007 to 12/31/2007	$16.02423	$12.55783	0
01/01/2008 to 12/31/2008	$12.55783	$7.98401	0
01/01/2009 to 12/31/2009	$7.98401	$10.31138	1,515
01/01/2010 to 12/31/2010	$10.31138	$12.99078	7,457
01/01/2011 to 12/31/2011	$12.99078	$13.55593	3,278
01/01/2012 to 12/31/2012	$13.55593	$15.30693	3,772
01/01/2013 to 12/31/2013	$15.30693	$15.45428	6,265
01/01/2014 to 12/31/2014	$15.45428	$19.80618	3,063
01/01/2015 to 12/31/2015	$19.80618	$20.32859	3,799
01/01/2016 to 12/31/2016	$20.32859	$20.86005	6,193
AST DeAm Small-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.71792	$9.43198	0
01/01/2008 to 07/18/2008	$9.43198	$8.61999	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99825	$9.65873	28,468
01/01/2014 to 12/31/2014	$9.65873	$9.93793	36,203
01/01/2015 to 12/31/2015	$9.93793	$9.71925	241,300
01/01/2016 to 12/31/2016	$9.71925	$9.94990	177,655
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10348	$7.48354	51,262
01/01/2009 to 12/31/2009	$7.48354	$8.88137	77,911
01/01/2010 to 12/31/2010	$8.88137	$9.85295	145,351
01/01/2011 to 12/31/2011	$9.85295	$9.40740	140,822
01/01/2012 to 12/31/2012	$9.40740	$10.46483	141,677
01/01/2013 to 12/31/2013	$10.46483	$12.21404	183,880
01/01/2014 to 12/31/2014	$12.21404	$12.64070	194,937
01/01/2015 to 10/16/2015	$12.64070	$12.56323	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST FI Pyramis® Quantitative Portfolio
01/01/2007 to 12/31/2007	$10.54213	$11.20213	2,542,989
01/01/2008 to 12/31/2008	$11.20213	$7.18420	2,005,436
01/01/2009 to 12/31/2009	$7.18420	$8.71044	2,135,557
01/01/2010 to 12/31/2010	$8.71044	$9.75195	2,115,980
01/01/2011 to 12/31/2011	$9.75195	$9.40336	1,891,589
01/01/2012 to 12/31/2012	$9.40336	$10.18410	1,882,053
01/01/2013 to 12/31/2013	$10.18410	$11.44134	1,809,593
01/01/2014 to 12/31/2014	$11.44134	$11.55347	1,740,377
01/01/2015 to 12/31/2015	$11.55347	$11.42231	1,600,133
01/01/2016 to 12/31/2016	$11.42231	$11.65798	1,455,126
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99826	$7.45733	97,557
01/01/2009 to 11/13/2009	$7.45733	$8.30710	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99826	$10.71445	278,408
01/01/2013 to 12/31/2013	$10.71445	$13.05594	267,507
01/01/2014 to 12/31/2014	$13.05594	$13.18731	277,484
01/01/2015 to 10/16/2015	$13.18731	$12.58954	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99825	$10.78251	120,815
01/01/2014 to 12/31/2014	$10.78251	$10.82567	135,798
01/01/2015 to 10/16/2015	$10.82567	$10.29550	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17493	$6.10058	0
01/01/2009 to 12/31/2009	$6.10058	$8.06833	1,440
01/01/2010 to 12/31/2010	$8.06833	$9.49404	2,135
01/01/2011 to 12/31/2011	$9.49404	$8.82617	1,027
01/01/2012 to 12/31/2012	$8.82617	$10.95611	1,501
01/01/2013 to 12/31/2013	$10.95611	$11.19183	270
01/01/2014 to 12/31/2014	$11.19183	$12.48181	744
01/01/2015 to 12/31/2015	$12.48181	$12.20812	429
01/01/2016 to 12/31/2016	$12.20812	$12.05876	182
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2007 to 12/31/2007	$11.54033	$12.87688	0
01/01/2008 to 12/31/2008	$12.87688	$7.52930	0
01/01/2009 to 12/31/2009	$7.52930	$11.01183	12,171
01/01/2010 to 12/31/2010	$11.01183	$11.88909	11,972
01/01/2011 to 12/31/2011	$11.88909	$11.17858	4,246
01/01/2012 to 12/31/2012	$11.17858	$13.10590	5,627
01/01/2013 to 12/31/2013	$13.10590	$16.64571	1,167
01/01/2014 to 02/07/2014	$16.64571	$16.36765	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.74026	$12.08115	0
01/01/2008 to 12/31/2008	$12.08115	$7.01424	0
01/01/2009 to 12/31/2009	$7.01424	$8.18418	4,544
01/01/2010 to 12/31/2010	$8.18418	$9.04440	5,035
01/01/2011 to 12/31/2011	$9.04440	$8.36561	2,404
01/01/2012 to 12/31/2012	$8.36561	$9.79991	2,697
01/01/2013 to 12/31/2013	$9.79991	$12.81173	1,106
01/01/2014 to 12/31/2014	$12.81173	$14.18909	2,189
01/01/2015 to 12/31/2015	$14.18909	$13.24853	1,902
01/01/2016 to 12/31/2016	$13.24853	$14.46725	795

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$10.96352	$12.80795	0
01/01/2008 to 12/31/2008	$12.80795	$7.42328	0
01/01/2009 to 12/31/2009	$7.42328	$11.41627	12,988
01/01/2010 to 12/31/2010	$11.41627	$13.39182	16,762
01/01/2011 to 12/31/2011	$13.39182	$12.71994	8,299
01/01/2012 to 12/31/2012	$12.71994	$14.89424	11,302
01/01/2013 to 12/31/2013	$14.89424	$19.27459	8,496
01/01/2014 to 12/31/2014	$19.27459	$21.04401	7,011
01/01/2015 to 12/31/2015	$21.04401	$19.42968	3,558
01/01/2016 to 12/31/2016	$19.42968	$19.33450	3,556
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08915	$7.59217	147,930
01/01/2009 to 12/31/2009	$7.59217	$9.17026	180,458
01/01/2010 to 12/31/2010	$9.17026	$10.01855	175,746
01/01/2011 to 12/31/2011	$10.01855	$9.75834	153,094
01/01/2012 to 12/31/2012	$9.75834	$10.52024	177,283
01/01/2013 to 12/31/2013	$10.52024	$11.31029	152,137
01/01/2014 to 12/31/2014	$11.31029	$11.51968	164,762
01/01/2015 to 12/31/2015	$11.51968	$11.17468	139,725
01/01/2016 to 12/31/2016	$11.17468	$11.51496	128,031
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03314	$7.62336	0
01/01/2009 to 12/31/2009	$7.62336	$9.46659	9,261
01/01/2010 to 12/31/2010	$9.46659	$11.74810	15,867
01/01/2011 to 12/31/2011	$11.74810	$11.65091	5,903
01/01/2012 to 12/31/2012	$11.65091	$13.19484	5,377
01/01/2013 to 12/31/2013	$13.19484	$17.93083	1,547
01/01/2014 to 12/31/2014	$17.93083	$18.81697	3,022
01/01/2015 to 12/31/2015	$18.81697	$17.40873	1,829
01/01/2016 to 12/31/2016	$17.40873	$21.18672	1,351
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
01/01/2007 to 12/31/2007	$10.17783	$10.45102	0
01/01/2008 to 12/31/2008	$10.45102	$10.48777	0
01/01/2009 to 12/31/2009	$10.48777	$10.29201	4,679
01/01/2010 to 12/31/2010	$10.29201	$10.07791	1,595
01/01/2011 to 12/31/2011	$10.07791	$9.86837	2,091
01/01/2012 to 12/31/2012	$9.86837	$9.66107	5,370
01/01/2013 to 12/31/2013	$9.66107	$9.45779	711
01/01/2014 to 12/31/2014	$9.45779	$9.25875	1,625
01/01/2015 to 12/31/2015	$9.25875	$9.06383	981
01/01/2016 to 12/31/2016	$9.06383	$8.87349	316
AST High Yield Portfolio
01/01/2007 to 12/31/2007	$10.60878	$10.64201	0
01/01/2008 to 12/31/2008	$10.64201	$7.75677	0
01/01/2009 to 12/31/2009	$7.75677	$10.29318	6,203
01/01/2010 to 12/31/2010	$10.29318	$11.43698	5,440
01/01/2011 to 12/31/2011	$11.43698	$11.55188	3,205
01/01/2012 to 12/31/2012	$11.55188	$12.87737	3,425
01/01/2013 to 12/31/2013	$12.87737	$13.51149	338
01/01/2014 to 12/31/2014	$13.51149	$13.56529	1,017
01/01/2015 to 12/31/2015	$13.56529	$12.80653	822
01/01/2016 to 12/31/2016	$12.80653	$14.46792	396

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
01/01/2007 to 12/31/2007	$12.19503	$11.58035	0
01/01/2008 to 12/31/2008	$11.58035	$6.63284	0
01/01/2009 to 12/31/2009	$6.63284	$7.75509	1,917
01/01/2010 to 12/31/2010	$7.75509	$8.59095	2,684
01/01/2011 to 12/31/2011	$8.59095	$8.05852	1,122
01/01/2012 to 12/31/2012	$8.05852	$9.22079	1,407
01/01/2013 to 12/31/2013	$9.22079	$12.62489	478
01/01/2014 to 12/31/2014	$12.62489	$14.05810	1,009
01/01/2015 to 12/31/2015	$14.05810	$12.68362	885
01/01/2016 to 12/31/2016	$12.68362	$14.88655	645
AST International Growth Portfolio
01/01/2007 to 12/31/2007	$10.57369	$12.32194	0
01/01/2008 to 12/31/2008	$12.32194	$6.00307	0
01/01/2009 to 12/31/2009	$6.00307	$7.95060	6,285
01/01/2010 to 12/31/2010	$7.95060	$8.91178	9,775
01/01/2011 to 12/31/2011	$8.91178	$7.59690	3,070
01/01/2012 to 12/31/2012	$7.59690	$8.95135	4,045
01/01/2013 to 12/31/2013	$8.95135	$10.43284	307
01/01/2014 to 12/31/2014	$10.43284	$9.64884	782
01/01/2015 to 12/31/2015	$9.64884	$9.74315	465
01/01/2016 to 12/31/2016	$9.74315	$9.17813	156
AST International Value Portfolio
01/01/2007 to 12/31/2007	$10.83593	$12.49528	0
01/01/2008 to 12/31/2008	$12.49528	$6.84949	0
01/01/2009 to 12/31/2009	$6.84949	$8.75042	6,266
01/01/2010 to 12/31/2010	$8.75042	$9.51572	5,026
01/01/2011 to 12/31/2011	$9.51572	$8.14664	1,987
01/01/2012 to 12/31/2012	$8.14664	$9.30490	3,151
01/01/2013 to 12/31/2013	$9.30490	$10.88229	633
01/01/2014 to 12/31/2014	$10.88229	$9.93905	1,867
01/01/2015 to 12/31/2015	$9.93905	$9.80934	893
01/01/2016 to 12/31/2016	$9.80934	$9.65905	610
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11166	$7.11750	74,112
01/01/2009 to 12/31/2009	$7.11750	$8.82580	159,340
01/01/2010 to 12/31/2010	$8.82580	$9.83405	224,639
01/01/2011 to 12/31/2011	$9.83405	$9.57260	159,150
01/01/2012 to 12/31/2012	$9.57260	$10.64380	202,323
01/01/2013 to 12/31/2013	$10.64380	$12.11634	216,670
01/01/2014 to 12/31/2014	$12.11634	$12.61628	221,742
01/01/2015 to 12/31/2015	$12.61628	$12.22130	201,228
01/01/2016 to 12/31/2016	$12.22130	$12.58880	179,101
AST J.P. Morgan International Equity Portfolio
01/01/2007 to 12/31/2007	$12.75684	$13.66576	0
01/01/2008 to 12/31/2008	$13.66576	$7.84189	0
01/01/2009 to 12/31/2009	$7.84189	$10.43150	3,119
01/01/2010 to 12/31/2010	$10.43150	$10.94417	6,612
01/01/2011 to 12/31/2011	$10.94417	$9.73366	2,765
01/01/2012 to 12/31/2012	$9.73366	$11.61603	4,536
01/01/2013 to 12/31/2013	$11.61603	$13.11836	3,719
01/01/2014 to 12/31/2014	$13.11836	$12.02474	2,027
01/01/2015 to 12/31/2015	$12.02474	$11.44260	1,204
01/01/2016 to 12/31/2016	$11.44260	$11.41863	610

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2007 to 12/31/2007	$11.51373	$11.48901	666,826
01/01/2008 to 12/31/2008	$11.48901	$9.26576	1,346,293
01/01/2009 to 12/31/2009	$9.26576	$11.06807	1,367,029
01/01/2010 to 12/31/2010	$11.06807	$11.62819	1,313,997
01/01/2011 to 12/31/2011	$11.62819	$11.41042	1,230,668
01/01/2012 to 12/31/2012	$11.41042	$12.36735	1,209,849
01/01/2013 to 12/31/2013	$12.36735	$13.44281	1,111,886
01/01/2014 to 12/31/2014	$13.44281	$13.87695	1,065,681
01/01/2015 to 12/31/2015	$13.87695	$13.56006	975,957
01/01/2016 to 12/31/2016	$13.56006	$13.78480	891,404
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08364	$10.28433	1,439
01/01/2010 to 12/31/2010	$10.28433	$11.20726	4,975
01/01/2011 to 12/31/2011	$11.20726	$11.04434	1,358
01/01/2012 to 12/31/2012	$11.04434	$12.45348	1,816
01/01/2013 to 12/31/2013	$12.45348	$16.64059	736
01/01/2014 to 12/31/2014	$16.64059	$17.83853	5,467
01/01/2015 to 12/31/2015	$17.83853	$19.32012	4,775
01/01/2016 to 12/31/2016	$19.32012	$18.63740	2,356
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$11.40202	$12.83108	0
01/01/2008 to 12/31/2008	$12.83108	$7.07655	0
01/01/2009 to 12/31/2009	$7.07655	$8.98924	1,694
01/01/2010 to 12/31/2010	$8.98924	$10.53837	10,782
01/01/2011 to 12/31/2011	$10.53837	$10.22269	5,139
01/01/2012 to 12/31/2012	$10.22269	$11.23474	6,538
01/01/2013 to 12/31/2013	$11.23474	$15.02504	4,583
01/01/2014 to 12/31/2014	$15.02504	$16.26647	9,964
01/01/2015 to 12/31/2015	$16.26647	$17.52780	6,660
01/01/2016 to 12/31/2016	$17.52780	$18.11653	8,784
AST Lord Abbett Core Fixed Income Portfolio
01/01/2007 to 12/31/2007	$10.65342	$11.06283	0
01/01/2008 to 12/31/2008	$11.06283	$8.31161	0
01/01/2009 to 12/31/2009	$8.31161	$10.95231	689
01/01/2010 to 12/31/2010	$10.95231	$12.16009	547
01/01/2011 to 12/31/2011	$12.16009	$13.11538	1,239
01/01/2012 to 12/31/2012	$13.11538	$13.60028	9,069
01/01/2013 to 12/31/2013	$13.60028	$13.04772	748
01/01/2014 to 12/31/2014	$13.04772	$13.58919	1,106
01/01/2015 to 12/31/2015	$13.58919	$13.22545	3,168
01/01/2016 to 12/31/2016	$13.22545	$13.28456	1,335
AST MFS Global Equity Portfolio
01/01/2007 to 12/31/2007	$12.70063	$13.60069	0
01/01/2008 to 12/31/2008	$13.60069	$8.78861	0
01/01/2009 to 12/31/2009	$8.78861	$11.31440	4,297
01/01/2010 to 12/31/2010	$11.31440	$12.41066	4,660
01/01/2011 to 12/31/2011	$12.41066	$11.76918	2,281
01/01/2012 to 12/31/2012	$11.76918	$14.18000	3,263
01/01/2013 to 12/31/2013	$14.18000	$17.71763	619
01/01/2014 to 12/31/2014	$17.71763	$17.97436	1,522
01/01/2015 to 12/31/2015	$17.97436	$17.33816	980
01/01/2016 to 12/31/2016	$17.33816	$18.18118	497

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2007 to 12/31/2007	$11.50591	$12.96421	0
01/01/2008 to 12/31/2008	$12.96421	$8.08374	0
01/01/2009 to 12/31/2009	$8.08374	$9.83697	2,118
01/01/2010 to 12/31/2010	$9.83697	$10.86121	4,940
01/01/2011 to 12/31/2011	$10.86121	$10.56972	2,353
01/01/2012 to 12/31/2012	$10.56972	$12.11467	3,030
01/01/2013 to 12/31/2013	$12.11467	$16.21309	1,128
01/01/2014 to 12/31/2014	$16.21309	$17.25433	1,721
01/01/2015 to 12/31/2015	$17.25433	$18.11220	735
01/01/2016 to 12/31/2016	$18.11220	$18.07074	2,382
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99826	$10.17925	0
01/01/2013 to 12/31/2013	$10.17925	$13.40346	36
01/01/2014 to 12/31/2014	$13.40346	$14.46206	68
01/01/2015 to 12/31/2015	$14.46206	$14.05525	45
01/01/2016 to 12/31/2016	$14.05525	$15.61022	17
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02816	$10.06271	0
01/01/2012 to 12/31/2012	$10.06271	$10.33058	83
01/01/2013 to 12/31/2013	$10.33058	$9.82659	230
01/01/2014 to 12/31/2014	$9.82659	$10.11528	1,189
01/01/2015 to 10/16/2015	$10.11528	$10.05111	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$12.60819	$15.08190	0
01/01/2008 to 12/31/2008	$15.08190	$8.38847	0
01/01/2009 to 12/31/2009	$8.38847	$10.65813	6,503
01/01/2010 to 12/31/2010	$10.65813	$13.42615	5,260
01/01/2011 to 12/31/2011	$13.42615	$13.36567	4,752
01/01/2012 to 12/31/2012	$13.36567	$14.70405	7,025
01/01/2013 to 12/31/2013	$14.70405	$19.08876	2,878
01/01/2014 to 12/31/2014	$19.08876	$20.17050	5,415
01/01/2015 to 10/16/2015	$20.17050	$20.60793	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$10.83586	$12.59164	0
01/01/2008 to 12/31/2008	$12.59164	$7.08274	0
01/01/2009 to 12/31/2009	$7.08274	$8.49810	2,902
01/01/2010 to 12/31/2010	$8.49810	$10.00545	10,445
01/01/2011 to 04/29/2011	$10.00545	$11.20572	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.75586	$11.87182	0
01/01/2008 to 12/31/2008	$11.87182	$6.71043	0
01/01/2009 to 12/31/2009	$6.71043	$9.23915	2,923
01/01/2010 to 12/31/2010	$9.23915	$11.16454	13,826
01/01/2011 to 12/31/2011	$11.16454	$10.65842	6,220
01/01/2012 to 12/31/2012	$10.65842	$12.22088	5,484
01/01/2013 to 12/31/2013	$12.22088	$16.98935	7,064
01/01/2014 to 12/31/2014	$16.98935	$19.00188	3,620
01/01/2015 to 12/31/2015	$19.00188	$17.55329	1,905
01/01/2016 to 12/31/2016	$17.55329	$20.31740	1,072

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99826	$10.29125	5,618
01/01/2013 to 12/31/2013	$10.29125	$11.98012	11,327
01/01/2014 to 12/31/2014	$11.98012	$12.33061	18,954
01/01/2015 to 12/31/2015	$12.33061	$11.92120	17,723
01/01/2016 to 12/31/2016	$11.92120	$12.17518	16,240
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10100	$5.56220	0
01/01/2009 to 12/31/2009	$5.56220	$9.06699	23,395
01/01/2010 to 12/31/2010	$9.06699	$10.85299	37,290
01/01/2011 to 12/31/2011	$10.85299	$8.47100	11,321
01/01/2012 to 12/31/2012	$8.47100	$9.77928	16,660
01/01/2013 to 12/31/2013	$9.77928	$9.59482	2,630
01/01/2014 to 12/31/2014	$9.59482	$8.95297	9,982
01/01/2015 to 12/31/2015	$8.95297	$7.29837	6,376
01/01/2016 to 12/31/2016	$7.29837	$8.02833	4,073
AST Preservation Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.60497	$11.28575	1,344,079
01/01/2008 to 12/31/2008	$11.28575	$8.89526	2,382,521
01/01/2009 to 12/31/2009	$8.89526	$10.45297	2,632,891
01/01/2010 to 12/31/2010	$10.45297	$11.31482	2,806,427
01/01/2011 to 12/31/2011	$11.31482	$11.18744	2,787,380
01/01/2012 to 12/31/2012	$11.18744	$12.08780	2,965,579
01/01/2013 to 12/31/2013	$12.08780	$12.92344	2,448,464
01/01/2014 to 12/31/2014	$12.92344	$13.38204	2,360,050
01/01/2015 to 12/31/2015	$13.38204	$13.11913	2,069,607
01/01/2016 to 12/31/2016	$13.11913	$13.55324	2,006,629
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01817	$10.06259	0
01/01/2012 to 12/31/2012	$10.06259	$10.55085	82
01/01/2013 to 12/31/2013	$10.55085	$10.08987	7,789
01/01/2014 to 12/31/2014	$10.08987	$10.47613	7,885
01/01/2015 to 12/31/2015	$10.47613	$10.22815	6,188
01/01/2016 to 12/31/2016	$10.22815	$10.43484	2,285
AST Prudential Growth Allocation Portfolio
01/01/2007 to 12/31/2007	$10.44382	$11.39013	3,857,971
01/01/2008 to 12/31/2008	$11.39013	$6.61081	2,981,775
01/01/2009 to 12/31/2009	$6.61081	$8.15269	3,151,258
01/01/2010 to 12/31/2010	$8.15269	$9.49915	3,107,509
01/01/2011 to 12/31/2011	$9.49915	$8.72164	2,958,356
01/01/2012 to 12/31/2012	$8.72164	$9.64095	2,931,572
01/01/2013 to 12/31/2013	$9.64095	$11.04506	2,856,471
01/01/2014 to 12/31/2014	$11.04506	$11.80709	2,784,909
01/01/2015 to 12/31/2015	$11.80709	$11.48776	2,884,496
01/01/2016 to 12/31/2016	$11.48776	$12.38175	2,711,453
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99825	$11.63992	0
01/01/2014 to 12/31/2014	$11.63992	$13.13171	0
01/01/2015 to 12/31/2015	$13.13171	$13.05374	0
01/01/2016 to 12/31/2016	$13.05374	$14.16694	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2007 to 12/31/2007	$11.42056	$11.41173	0
01/01/2008 to 12/31/2008	$11.41173	$6.84612	0
01/01/2009 to 12/31/2009	$6.84612	$8.16461	911
01/01/2010 to 12/31/2010	$8.16461	$9.19572	5,022
01/01/2011 to 12/31/2011	$9.19572	$9.31379	2,191
01/01/2012 to 12/31/2012	$9.31379	$10.83195	2,506
01/01/2013 to 12/31/2013	$10.83195	$14.04263	712
01/01/2014 to 12/31/2014	$14.04263	$16.11343	1,705
01/01/2015 to 12/31/2015	$16.11343	$16.26001	3,488
01/01/2016 to 12/31/2016	$16.26001	$18.28171	2,058
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99825	$8.87224	0
01/01/2012 to 12/31/2012	$8.87224	$9.82808	27,035
01/01/2013 to 12/31/2013	$9.82808	$11.77614	28,171
01/01/2014 to 12/31/2014	$11.77614	$12.27770	28,331
01/01/2015 to 12/31/2015	$12.27770	$12.03733	31,581
01/01/2016 to 12/31/2016	$12.03733	$12.52956	36,309
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08097	$7.32380	172,253
01/01/2009 to 12/31/2009	$7.32380	$8.84650	227,014
01/01/2010 to 12/31/2010	$8.84650	$9.69251	306,433
01/01/2011 to 12/31/2011	$9.69251	$9.31643	325,732
01/01/2012 to 12/31/2012	$9.31643	$10.05781	337,244
01/01/2013 to 12/31/2013	$10.05781	$11.07099	306,626
01/01/2014 to 12/31/2014	$11.07099	$11.39502	302,416
01/01/2015 to 12/31/2015	$11.39502	$11.13666	344,139
01/01/2016 to 12/31/2016	$11.13666	$11.42774	288,914
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09915	$6.67683	132,685
01/01/2009 to 12/31/2009	$6.67683	$8.29136	185,016
01/01/2010 to 12/31/2010	$8.29136	$9.28112	269,568
01/01/2011 to 12/31/2011	$9.28112	$8.86895	246,919
01/01/2012 to 12/31/2012	$8.86895	$10.06261	277,585
01/01/2013 to 12/31/2013	$10.06261	$11.62983	357,231
01/01/2014 to 12/31/2014	$11.62983	$12.00354	399,777
01/01/2015 to 12/31/2015	$12.00354	$11.68719	769,111
01/01/2016 to 12/31/2016	$11.68719	$12.22191	652,870
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2007 to 12/31/2007	$11.03272	$11.76249	253,263
01/01/2008 to 12/31/2008	$11.76249	$8.03826	362,000
01/01/2009 to 12/31/2009	$8.03826	$10.02627	485,785
01/01/2010 to 12/31/2010	$10.02627	$10.97475	524,465
01/01/2011 to 12/31/2011	$10.97475	$10.38093	509,329
01/01/2012 to 12/31/2012	$10.38093	$11.29392	490,801
01/01/2013 to 12/31/2013	$11.29392	$12.64847	466,420
01/01/2014 to 12/31/2014	$12.64847	$12.75818	443,502
01/01/2015 to 10/16/2015	$12.75818	$12.36376	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2007 to 12/31/2007	$12.06616	$13.13512	0
01/01/2008 to 12/31/2008	$13.13512	$7.18873	0
01/01/2009 to 12/31/2009	$7.18873	$9.33599	8,313
01/01/2010 to 12/31/2010	$9.33599	$12.11421	12,965
01/01/2011 to 12/31/2011	$12.11421	$10.30454	9,086
01/01/2012 to 12/31/2012	$10.30454	$12.11213	12,705
01/01/2013 to 12/31/2013	$12.11213	$16.69652	4,812
01/01/2014 to 12/31/2014	$16.69652	$17.15266	13,937
01/01/2015 to 12/31/2015	$17.15266	$17.01573	7,428
01/01/2016 to 12/31/2016	$17.01573	$17.94086	1,815
AST Small-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$9.88267	$10.36529	0
01/01/2008 to 12/31/2008	$10.36529	$6.59557	0
01/01/2009 to 12/31/2009	$6.59557	$8.64603	1,131
01/01/2010 to 12/31/2010	$8.64603	$11.54673	2,961
01/01/2011 to 12/31/2011	$11.54673	$11.19338	5,290
01/01/2012 to 12/31/2012	$11.19338	$12.29157	7,928
01/01/2013 to 12/31/2013	$12.29157	$16.26529	5,663
01/01/2014 to 12/31/2014	$16.26529	$16.53096	6,034
01/01/2015 to 12/31/2015	$16.53096	$16.31014	2,424
01/01/2016 to 12/31/2016	$16.31014	$17.89590	5,453
AST Small-Cap Value Portfolio
01/01/2007 to 12/31/2007	$12.46359	$11.51553	0
01/01/2008 to 12/31/2008	$11.51553	$7.92294	0
01/01/2009 to 12/31/2009	$7.92294	$9.85035	4,057
01/01/2010 to 12/31/2010	$9.85035	$12.14978	4,393
01/01/2011 to 12/31/2011	$12.14978	$11.18351	1,973
01/01/2012 to 12/31/2012	$11.18351	$12.93597	2,140
01/01/2013 to 12/31/2013	$12.93597	$17.40023	3,369
01/01/2014 to 12/31/2014	$17.40023	$17.93134	780
01/01/2015 to 12/31/2015	$17.93134	$16.79729	512
01/01/2016 to 12/31/2016	$16.79729	$21.24700	250
AST T. Rowe Price Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$11.35981	$11.82256	2,111,934
01/01/2008 to 12/31/2008	$11.82256	$8.57089	1,594,583
01/01/2009 to 12/31/2009	$8.57089	$10.41585	1,723,559
01/01/2010 to 12/31/2010	$10.41585	$11.37298	1,812,690
01/01/2011 to 12/31/2011	$11.37298	$11.35486	1,727,428
01/01/2012 to 12/31/2012	$11.35486	$12.61577	1,857,530
01/01/2013 to 12/31/2013	$12.61577	$14.42921	2,041,161
01/01/2014 to 12/31/2014	$14.42921	$14.95605	2,081,429
01/01/2015 to 12/31/2015	$14.95605	$14.64748	2,067,033
01/01/2016 to 12/31/2016	$14.64748	$15.42163	1,933,294
AST T. Rowe Price Equity Income Portfolio
01/01/2007 to 12/31/2007	$12.20210	$11.51791	0
01/01/2008 to 12/31/2008	$11.51791	$6.55256	0
01/01/2009 to 12/31/2009	$6.55256	$7.94114	840
01/01/2010 to 12/31/2010	$7.94114	$8.80362	2,665
01/01/2011 to 12/31/2011	$8.80362	$8.47732	1,523
01/01/2012 to 12/31/2012	$8.47732	$9.73017	1,859
01/01/2013 to 12/31/2013	$9.73017	$12.35305	3,742
01/01/2014 to 12/31/2014	$12.35305	$12.99600	1,816
01/01/2015 to 10/16/2015	$12.99600	$12.00461	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$10.43471	$11.05504	0
01/01/2008 to 12/31/2008	$11.05504	$6.43180	0
01/01/2009 to 12/31/2009	$6.43180	$9.65708	7,231
01/01/2010 to 12/31/2010	$9.65708	$10.94866	7,600
01/01/2011 to 12/31/2011	$10.94866	$10.53687	4,208
01/01/2012 to 12/31/2012	$10.53687	$12.12848	5,446
01/01/2013 to 12/31/2013	$12.12848	$17.10074	3,158
01/01/2014 to 12/31/2014	$17.10074	$18.13790	1,534
01/01/2015 to 12/31/2015	$18.13790	$19.45780	914
01/01/2016 to 12/31/2016	$19.45780	$19.56318	1,480
AST T. Rowe Price Natural Resources Portfolio
01/01/2007 to 12/31/2007	$13.26331	$18.24214	0
01/01/2008 to 12/31/2008	$18.24214	$8.93123	0
01/01/2009 to 12/31/2009	$8.93123	$13.05802	22,340
01/01/2010 to 12/31/2010	$13.05802	$15.39811	42,014
01/01/2011 to 12/31/2011	$15.39811	$12.82550	10,499
01/01/2012 to 12/31/2012	$12.82550	$13.00913	14,660
01/01/2013 to 12/31/2013	$13.00913	$14.69414	12,567
01/01/2014 to 12/31/2014	$14.69414	$13.18203	8,737
01/01/2015 to 12/31/2015	$13.18203	$10.41997	5,203
01/01/2016 to 12/31/2016	$10.41997	$12.71216	5,729
AST Templeton Global Bond Portfolio
01/01/2007 to 12/31/2007	$9.79265	$10.51014	0
01/01/2008 to 12/31/2008	$10.51014	$10.03832	0
01/01/2009 to 12/31/2009	$10.03832	$11.01755	8,692
01/01/2010 to 12/31/2010	$11.01755	$11.40516	8,166
01/01/2011 to 12/31/2011	$11.40516	$11.62600	5,032
01/01/2012 to 12/31/2012	$11.62600	$11.97556	5,387
01/01/2013 to 12/31/2013	$11.97556	$11.28342	422
01/01/2014 to 12/31/2014	$11.28342	$11.10740	1,465
01/01/2015 to 12/31/2015	$11.10740	$10.37148	1,229
01/01/2016 to 12/31/2016	$10.37148	$10.59617	588
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
01/01/2007 to 12/31/2007	$12.71928	$12.59690	0
01/01/2008 to 12/31/2008	$12.59690	$7.73169	0
01/01/2009 to 12/31/2009	$7.73169	$8.95107	179
01/01/2010 to 12/31/2010	$8.95107	$9.85304	241
01/01/2011 to 12/31/2011	$9.85304	$9.59855	2,850
01/01/2012 to 12/31/2012	$9.59855	$10.65551	222
01/01/2013 to 12/31/2013	$10.65551	$14.04359	690
01/01/2014 to 12/31/2014	$14.04359	$13.96212	96
01/01/2015 to 12/31/2015	$13.96212	$12.83944	63
01/01/2016 to 12/31/2016	$12.83944	$13.34012	20
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.53375	$11.60037	0
01/01/2008 to 12/31/2008	$11.60037	$7.02641	0
01/01/2009 to 12/31/2009	$7.02641	$9.55328	2,050
01/01/2010 to 12/31/2010	$9.55328	$11.56022	1,739
01/01/2011 to 12/31/2011	$11.56022	$10.92663	1,018
01/01/2012 to 12/31/2012	$10.92663	$12.66562	1,170
01/01/2013 to 12/31/2013	$12.66562	$16.41830	262
01/01/2014 to 12/31/2014	$16.41830	$18.47873	674
01/01/2015 to 12/31/2015	$18.47873	$16.89426	834
01/01/2016 to 12/31/2016	$16.89426	$18.85427	406

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Wellington Management Hedged Equity Portfolio
01/01/2007 to 12/31/2007	$11.31844	$12.13812	0
01/01/2008 to 12/31/2008	$12.13812	$6.85286	0
01/01/2009 to 12/31/2009	$6.85286	$8.61586	65,688
01/01/2010 to 12/31/2010	$8.61586	$9.66907	59,466
01/01/2011 to 12/31/2011	$9.66907	$9.13871	38,362
01/01/2012 to 12/31/2012	$9.13871	$9.93078	61,019
01/01/2013 to 12/31/2013	$9.93078	$11.71505	83,708
01/01/2014 to 12/31/2014	$11.71505	$12.09976	113,808
01/01/2015 to 12/31/2015	$12.09976	$11.77015	97,718
01/01/2016 to 12/31/2016	$11.77015	$12.27470	77,864
AST Western Asset Core Plus Bond Portfolio
11/19/2007* to 12/31/2007	$9.99825	$9.97382	0
01/01/2008 to 12/31/2008	$9.97382	$9.25507	0
01/01/2009 to 12/31/2009	$9.25507	$10.11398	15,182
01/01/2010 to 12/31/2010	$10.11398	$10.67324	17,950
01/01/2011 to 12/31/2011	$10.67324	$11.07849	9,470
01/01/2012 to 12/31/2012	$11.07849	$11.69664	11,322
01/01/2013 to 12/31/2013	$11.69664	$11.27951	7,486
01/01/2014 to 12/31/2014	$11.27951	$11.83691	2,545
01/01/2015 to 12/31/2015	$11.83691	$11.73111	3,499
01/01/2016 to 12/31/2016	$11.73111	$12.07618	2,342
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07798	$6.62220	167,263
01/01/2009 to 12/31/2009	$6.62220	$8.43190	241,031
01/01/2010 to 12/31/2010	$8.43190	$9.09971	350,791
01/01/2011 to 12/31/2011	$9.09971	$8.75962	312,231
01/01/2012 to 09/21/2012	$8.75962	$9.78063	0
*Denotes the start date of these sub-accounts

PREMIER X SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Spousal Lifetime Five Income Benefit Only (2.30%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.93964	$11.67705	3,537,461
01/01/2008 to 12/31/2008	$11.67705	$7.78101	3,650,928
01/01/2009 to 12/31/2009	$7.78101	$9.45889	4,634,630
01/01/2010 to 12/31/2010	$9.45889	$10.35258	5,137,364
01/01/2011 to 12/31/2011	$10.35258	$9.85110	4,511,499
01/01/2012 to 12/31/2012	$9.85110	$10.83936	4,512,237
01/01/2013 to 12/31/2013	$10.83936	$11.65248	3,980,717
01/01/2014 to 12/31/2014	$11.65248	$11.82550	3,583,697
01/01/2015 to 12/31/2015	$11.82550	$11.18749	3,008,438
01/01/2016 to 12/31/2016	$11.18749	$11.62937	2,626,719
AST Advanced Strategies Portfolio
01/01/2007 to 12/31/2007	$10.60866	$11.35477	863,059
01/01/2008 to 12/31/2008	$11.35477	$7.79118	1,109,886
01/01/2009 to 12/31/2009	$7.79118	$9.61143	1,777,502
01/01/2010 to 12/31/2010	$9.61143	$10.68319	2,019,590
01/01/2011 to 12/31/2011	$10.68319	$10.45514	1,914,200
01/01/2012 to 12/31/2012	$10.45514	$11.61448	2,135,086
01/01/2013 to 12/31/2013	$11.61448	$13.23315	2,097,823
01/01/2014 to 12/31/2014	$13.23315	$13.72573	1,972,645
01/01/2015 to 12/31/2015	$13.72573	$13.52487	1,805,559
01/01/2016 to 12/31/2016	$13.52487	$14.16099	1,685,939
AST American Century Income & Growth Portfolio
01/01/2007 to 12/31/2007	$11.74441	$11.46666	0
01/01/2008 to 12/31/2008	$11.46666	$7.31404	0
01/01/2009 to 12/31/2009	$7.31404	$8.42035	31,911
01/01/2010 to 12/31/2010	$8.42035	$9.37086	45,310
01/01/2011 to 12/31/2011	$9.37086	$9.48765	45,137
01/01/2012 to 05/04/2012	$9.48765	$10.28723	0
AST Balanced Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.83221	$11.54845	1,257,388
01/01/2008 to 12/31/2008	$11.54845	$8.04854	1,540,491
01/01/2009 to 12/31/2009	$8.04854	$9.70059	3,064,712
01/01/2010 to 12/31/2010	$9.70059	$10.65023	3,948,773
01/01/2011 to 12/31/2011	$10.65023	$10.28464	3,425,837
01/01/2012 to 12/31/2012	$10.28464	$11.30707	3,544,040
01/01/2013 to 12/31/2013	$11.30707	$13.00353	3,396,895
01/01/2014 to 12/31/2014	$13.00353	$13.54010	2,787,943
01/01/2015 to 12/31/2015	$13.54010	$13.29865	2,639,562
01/01/2016 to 12/31/2016	$13.29865	$13.81917	2,492,144
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99751	$9.12885	80,984
01/01/2012 to 12/31/2012	$9.12885	$9.98474	84,304
01/01/2013 to 12/31/2013	$9.98474	$10.81958	174,559
01/01/2014 to 12/31/2014	$10.81958	$11.09402	143,374
01/01/2015 to 12/31/2015	$11.09402	$10.51910	147,244
01/01/2016 to 12/31/2016	$10.51910	$10.99888	111,742

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99813	$10.45656	16,940
01/01/2014 to 12/31/2014	$10.45656	$10.58720	30,363
01/01/2015 to 12/31/2015	$10.58720	$10.37734	51,761
01/01/2016 to 12/31/2016	$10.37734	$10.78849	51,697
AST BlackRock Low Duration Bond Portfolio
01/01/2007 to 12/31/2007	$10.15533	$10.60065	0
01/01/2008 to 12/31/2008	$10.60065	$10.47781	0
01/01/2009 to 12/31/2009	$10.47781	$11.29002	29,049
01/01/2010 to 12/31/2010	$11.29002	$11.46655	31,539
01/01/2011 to 12/31/2011	$11.46655	$11.46118	35,983
01/01/2012 to 12/31/2012	$11.46118	$11.72899	37,863
01/01/2013 to 12/31/2013	$11.72899	$11.21591	74,755
01/01/2014 to 12/31/2014	$11.21591	$10.95294	27,047
01/01/2015 to 12/31/2015	$10.95294	$10.75838	16,357
01/01/2016 to 12/31/2016	$10.75838	$10.68907	27,384
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2007 to 12/31/2007	$10.26154	$10.86301	0
01/01/2008 to 12/31/2008	$10.86301	$10.37888	0
01/01/2009 to 12/31/2009	$10.37888	$11.82223	353,561
01/01/2010 to 12/31/2010	$11.82223	$12.44845	853,716
01/01/2011 to 12/31/2011	$12.44845	$12.55575	603,368
01/01/2012 to 12/31/2012	$12.55575	$13.41715	665,696
01/01/2013 to 12/31/2013	$13.41715	$12.87458	559,958
01/01/2014 to 12/31/2014	$12.87458	$13.11750	482,999
01/01/2015 to 12/31/2015	$13.11750	$12.55226	426,762
01/01/2016 to 12/31/2016	$12.55226	$12.78941	401,399
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14490	$10.29213	0
01/01/2010 to 12/31/2010	$10.29213	$11.44159	5,126
01/01/2011 to 12/31/2011	$11.44159	$10.52792	6,183
01/01/2012 to 12/31/2012	$10.52792	$11.65274	7,894
01/01/2013 to 12/31/2013	$11.65274	$14.97096	5,034
01/01/2014 to 12/31/2014	$14.97096	$16.13666	4,729
01/01/2015 to 12/31/2015	$16.13666	$15.02217	6,501
01/01/2016 to 12/31/2016	$15.02217	$16.70362	6,184
AST Capital Growth Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$11.11514	$11.92105	3,806,864
01/01/2008 to 12/31/2008	$11.92105	$7.58135	3,824,505
01/01/2009 to 12/31/2009	$7.58135	$9.28814	5,711,545
01/01/2010 to 12/31/2010	$9.28814	$10.29386	6,530,490
01/01/2011 to 12/31/2011	$10.29386	$9.81857	5,407,760
01/01/2012 to 12/31/2012	$9.81857	$10.91458	5,748,233
01/01/2013 to 12/31/2013	$10.91458	$13.08906	6,008,938
01/01/2014 to 12/31/2014	$13.08906	$13.68977	5,613,179
01/01/2015 to 12/31/2015	$13.68977	$13.45328	5,170,247
01/01/2016 to 12/31/2016	$13.45328	$14.05054	4,629,697
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99813	$11.60230	60,708
01/01/2014 to 12/31/2014	$11.60230	$12.88496	65,602
01/01/2015 to 12/31/2015	$12.88496	$12.14530	44,083
01/01/2016 to 12/31/2016	$12.14530	$13.64122	46,861

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2007 to 12/31/2007	$15.98198	$12.50625	0
01/01/2008 to 12/31/2008	$12.50625	$7.93961	0
01/01/2009 to 12/31/2009	$7.93961	$10.23905	13,457
01/01/2010 to 12/31/2010	$10.23905	$12.88076	18,915
01/01/2011 to 12/31/2011	$12.88076	$13.42144	29,148
01/01/2012 to 12/31/2012	$13.42144	$15.13273	30,903
01/01/2013 to 12/31/2013	$15.13273	$15.25591	37,076
01/01/2014 to 12/31/2014	$15.25591	$19.52324	37,677
01/01/2015 to 12/31/2015	$19.52324	$20.00868	23,499
01/01/2016 to 12/31/2016	$20.00868	$20.50180	28,934
AST DeAm Small-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.68686	$9.39302	0
01/01/2008 to 07/18/2008	$9.39302	$8.57750	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99813	$9.64906	0
01/01/2014 to 12/31/2014	$9.64906	$9.91332	0
01/01/2015 to 12/31/2015	$9.91332	$9.68098	5,472
01/01/2016 to 12/31/2016	$9.68098	$9.89620	32,721
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10344	$7.47620	0
01/01/2009 to 12/31/2009	$7.47620	$8.85972	106,110
01/01/2010 to 12/31/2010	$8.85972	$9.81450	239,549
01/01/2011 to 12/31/2011	$9.81450	$9.35692	186,134
01/01/2012 to 12/31/2012	$9.35692	$10.39334	233,489
01/01/2013 to 12/31/2013	$10.39334	$12.11275	300,513
01/01/2014 to 12/31/2014	$12.11275	$12.51742	288,795
01/01/2015 to 10/16/2015	$12.51742	$12.42625	0
AST FI Pyramis® Quantitative Portfolio
01/01/2007 to 12/31/2007	$10.53003	$11.17279	652,819
01/01/2008 to 12/31/2008	$11.17279	$7.15487	684,409
01/01/2009 to 12/31/2009	$7.15487	$8.66215	970,053
01/01/2010 to 12/31/2010	$8.66215	$9.68378	1,094,089
01/01/2011 to 12/31/2011	$9.68378	$9.32398	998,738
01/01/2012 to 12/31/2012	$9.32398	$10.08333	1,031,065
01/01/2013 to 12/31/2013	$10.08333	$11.31154	1,005,330
01/01/2014 to 12/31/2014	$11.31154	$11.40557	895,614
01/01/2015 to 12/31/2015	$11.40557	$11.25953	810,849
01/01/2016 to 12/31/2016	$11.25953	$11.47513	706,674
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99814	$7.45232	12,613
01/01/2009 to 11/13/2009	$7.45232	$8.29100	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99814	$10.70381	1,597,720
01/01/2013 to 12/31/2013	$10.70381	$13.02381	1,551,039
01/01/2014 to 12/31/2014	$13.02381	$13.13555	1,415,550
01/01/2015 to 10/16/2015	$13.13555	$12.52555	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99813	$10.77163	51,227
01/01/2014 to 12/31/2014	$10.77163	$10.79879	57,889
01/01/2015 to 10/16/2015	$10.79879	$10.25800	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17481	$6.09650	0
01/01/2009 to 12/31/2009	$6.09650	$8.05116	11,445
01/01/2010 to 12/31/2010	$8.05116	$9.46002	24,643
01/01/2011 to 12/31/2011	$9.46002	$8.78163	19,788
01/01/2012 to 12/31/2012	$8.78163	$10.88468	22,310
01/01/2013 to 12/31/2013	$10.88468	$11.10256	34,587
01/01/2014 to 12/31/2014	$11.10256	$12.36411	22,255
01/01/2015 to 12/31/2015	$12.36411	$12.07532	19,929
01/01/2016 to 12/31/2016	$12.07532	$11.91011	15,062
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2007 to 12/31/2007	$11.50977	$12.82386	0
01/01/2008 to 12/31/2008	$12.82386	$7.48722	0
01/01/2009 to 12/31/2009	$7.48722	$10.93431	43,192
01/01/2010 to 12/31/2010	$10.93431	$11.78814	53,396
01/01/2011 to 12/31/2011	$11.78814	$11.06745	52,648
01/01/2012 to 12/31/2012	$11.06745	$12.95645	58,705
01/01/2013 to 12/31/2013	$12.95645	$16.43180	91,973
01/01/2014 to 02/07/2014	$16.43180	$16.15486	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.70917	$12.03143	0
01/01/2008 to 12/31/2008	$12.03143	$6.97511	0
01/01/2009 to 12/31/2009	$6.97511	$8.12654	39,583
01/01/2010 to 12/31/2010	$8.12654	$8.96759	72,779
01/01/2011 to 12/31/2011	$8.96759	$8.28237	36,851
01/01/2012 to 12/31/2012	$8.28237	$9.68809	42,794
01/01/2013 to 12/31/2013	$9.68809	$12.64699	91,383
01/01/2014 to 12/31/2014	$12.64699	$13.98609	72,433
01/01/2015 to 12/31/2015	$13.98609	$13.03987	238,166
01/01/2016 to 12/31/2016	$13.03987	$14.21864	216,033
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$10.93456	$12.75534	0
01/01/2008 to 12/31/2008	$12.75534	$7.38191	0
01/01/2009 to 12/31/2009	$7.38191	$11.33587	50,108
01/01/2010 to 12/31/2010	$11.33587	$13.27803	74,901
01/01/2011 to 12/31/2011	$13.27803	$12.59342	48,591
01/01/2012 to 12/31/2012	$12.59342	$14.72440	80,352
01/01/2013 to 12/31/2013	$14.72440	$19.02687	82,634
01/01/2014 to 12/31/2014	$19.02687	$20.74304	77,925
01/01/2015 to 12/31/2015	$20.74304	$19.12377	103,517
01/01/2016 to 12/31/2016	$19.12377	$19.00229	109,615
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08911	$7.58468	3,905
01/01/2009 to 12/31/2009	$7.58468	$9.14789	502,973
01/01/2010 to 12/31/2010	$9.14789	$9.97940	724,144
01/01/2011 to 12/31/2011	$9.97940	$9.70594	638,997
01/01/2012 to 12/31/2012	$9.70594	$10.44837	664,544
01/01/2013 to 12/31/2013	$10.44837	$11.21657	657,922
01/01/2014 to 12/31/2014	$11.21657	$11.40747	634,353
01/01/2015 to 12/31/2015	$11.40747	$11.04951	519,499
01/01/2016 to 12/31/2016	$11.04951	$11.36932	426,748

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03302	$7.61835	0
01/01/2009 to 12/31/2009	$7.61835	$9.44641	10,566
01/01/2010 to 12/31/2010	$9.44641	$11.70578	19,745
01/01/2011 to 12/31/2011	$11.70578	$11.59196	19,295
01/01/2012 to 12/31/2012	$11.59196	$13.10878	22,555
01/01/2013 to 12/31/2013	$13.10878	$17.78780	61,133
01/01/2014 to 12/31/2014	$17.78780	$18.63957	67,519
01/01/2015 to 12/31/2015	$18.63957	$17.21927	42,295
01/01/2016 to 12/31/2016	$17.21927	$20.92536	27,323
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
01/01/2007 to 12/31/2007	$10.16774	$10.42533	0
01/01/2008 to 12/31/2008	$10.42533	$10.44662	0
01/01/2009 to 12/31/2009	$10.44662	$10.23676	21,842
01/01/2010 to 12/31/2010	$10.23676	$10.00912	68,352
01/01/2011 to 12/31/2011	$10.00912	$9.78655	141,326
01/01/2012 to 12/31/2012	$9.78655	$9.56663	94,510
01/01/2013 to 12/31/2013	$9.56663	$9.35158	42,614
01/01/2014 to 12/31/2014	$9.35158	$9.14136	46,699
01/01/2015 to 12/31/2015	$9.14136	$8.93571	32,145
01/01/2016 to 12/31/2016	$8.93571	$8.73547	50,354
AST High Yield Portfolio
01/01/2007 to 12/31/2007	$10.58061	$10.59817	0
01/01/2008 to 12/31/2008	$10.59817	$7.71350	0
01/01/2009 to 12/31/2009	$7.71350	$10.22092	18,211
01/01/2010 to 12/31/2010	$10.22092	$11.33996	28,487
01/01/2011 to 12/31/2011	$11.33996	$11.43711	24,583
01/01/2012 to 12/31/2012	$11.43711	$12.73073	28,637
01/01/2013 to 12/31/2013	$12.73073	$13.33806	27,634
01/01/2014 to 12/31/2014	$13.33806	$13.37164	25,909
01/01/2015 to 12/31/2015	$13.37164	$12.60512	22,883
01/01/2016 to 12/31/2016	$12.60512	$14.21951	19,378
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
01/01/2007 to 12/31/2007	$12.16274	$11.53283	0
01/01/2008 to 12/31/2008	$11.53283	$6.59589	0
01/01/2009 to 12/31/2009	$6.59589	$7.70055	7,953
01/01/2010 to 12/31/2010	$7.70055	$8.51795	4,112
01/01/2011 to 12/31/2011	$8.51795	$7.97841	2,793
01/01/2012 to 12/31/2012	$7.97841	$9.11568	2,856
01/01/2013 to 12/31/2013	$9.11568	$12.46280	31,071
01/01/2014 to 12/31/2014	$12.46280	$13.85728	38,880
01/01/2015 to 12/31/2015	$13.85728	$12.48421	28,976
01/01/2016 to 12/31/2016	$12.48421	$14.63112	22,999
AST International Growth Portfolio
01/01/2007 to 12/31/2007	$10.56332	$12.29178	0
01/01/2008 to 12/31/2008	$12.29178	$5.97954	0
01/01/2009 to 12/31/2009	$5.97954	$7.90775	34,217
01/01/2010 to 12/31/2010	$7.90775	$8.85072	40,087
01/01/2011 to 12/31/2011	$8.85072	$7.53378	30,791
01/01/2012 to 12/31/2012	$7.53378	$8.86389	37,956
01/01/2013 to 12/31/2013	$8.86389	$10.31589	37,684
01/01/2014 to 12/31/2014	$10.31589	$9.52677	37,774
01/01/2015 to 12/31/2015	$9.52677	$9.60572	34,308
01/01/2016 to 12/31/2016	$9.60572	$9.03541	30,878

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST International Value Portfolio
01/01/2007 to 12/31/2007	$10.82527	$12.46444	0
01/01/2008 to 12/31/2008	$12.46444	$6.82250	0
01/01/2009 to 12/31/2009	$6.82250	$8.70312	26,080
01/01/2010 to 12/31/2010	$8.70312	$9.45037	37,505
01/01/2011 to 12/31/2011	$9.45037	$8.07874	25,333
01/01/2012 to 12/31/2012	$8.07874	$9.21373	32,623
01/01/2013 to 12/31/2013	$9.21373	$10.75994	33,814
01/01/2014 to 12/31/2014	$10.75994	$9.81286	31,209
01/01/2015 to 12/31/2015	$9.81286	$9.67056	32,612
01/01/2016 to 12/31/2016	$9.67056	$9.50854	38,375
AST Investment Grade Bond Portfolio
04/30/2009* to 12/31/2009	$10.00000	$10.83253	1,635
01/01/2010 to 12/31/2010	$10.83253	$11.73376	6,091
01/01/2011 to 12/31/2011	$11.73376	$12.89793	3,863,808
01/01/2012 to 12/31/2012	$12.89793	$13.79278	1,572,043
01/01/2013 to 12/31/2013	$13.79278	$13.05358	429,073
01/01/2014 to 12/31/2014	$13.05358	$13.61868	538,817
01/01/2015 to 12/31/2015	$13.61868	$13.46870	1,832,543
01/01/2016 to 12/31/2016	$13.46870	$13.72014	2,232,963
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11162	$7.11052	5,574
01/01/2009 to 12/31/2009	$7.11052	$8.80420	492,765
01/01/2010 to 12/31/2010	$8.80420	$9.79553	752,454
01/01/2011 to 12/31/2011	$9.79553	$9.52105	590,661
01/01/2012 to 12/31/2012	$9.52105	$10.57078	712,315
01/01/2013 to 12/31/2013	$10.57078	$12.01556	772,774
01/01/2014 to 12/31/2014	$12.01556	$12.49292	733,956
01/01/2015 to 12/31/2015	$12.49292	$12.08400	707,422
01/01/2016 to 12/31/2016	$12.08400	$12.42930	647,721
AST J.P. Morgan International Equity Portfolio
01/01/2007 to 12/31/2007	$12.72312	$13.60959	0
01/01/2008 to 12/31/2008	$13.60959	$7.79817	0
01/01/2009 to 12/31/2009	$7.79817	$10.35804	142,828
01/01/2010 to 12/31/2010	$10.35804	$10.85122	97,893
01/01/2011 to 12/31/2011	$10.85122	$9.63698	79,641
01/01/2012 to 12/31/2012	$9.63698	$11.48382	88,347
01/01/2013 to 12/31/2013	$11.48382	$12.94997	139,829
01/01/2014 to 12/31/2014	$12.94997	$11.85292	132,671
01/01/2015 to 12/31/2015	$11.85292	$11.26253	116,224
01/01/2016 to 12/31/2016	$11.26253	$11.22263	100,496
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2007 to 12/31/2007	$11.48321	$11.44173	135,916
01/01/2008 to 12/31/2008	$11.44173	$9.21405	389,245
01/01/2009 to 12/31/2009	$9.21405	$10.99024	491,443
01/01/2010 to 12/31/2010	$10.99024	$11.52951	515,178
01/01/2011 to 12/31/2011	$11.52951	$11.29693	465,852
01/01/2012 to 12/31/2012	$11.29693	$12.22630	488,641
01/01/2013 to 12/31/2013	$12.22630	$13.27000	471,230
01/01/2014 to 12/31/2014	$13.27000	$13.67845	432,935
01/01/2015 to 12/31/2015	$13.67845	$13.34643	363,490
01/01/2016 to 12/31/2016	$13.34643	$13.54783	326,709

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08352	$10.28234	0
01/01/2010 to 12/31/2010	$10.28234	$11.18859	12,626
01/01/2011 to 12/31/2011	$11.18859	$11.00994	4,099
01/01/2012 to 12/31/2012	$11.00994	$12.39649	4,790
01/01/2013 to 12/31/2013	$12.39649	$16.54020	3,186
01/01/2014 to 12/31/2014	$16.54020	$17.70496	3,105
01/01/2015 to 12/31/2015	$17.70496	$19.14731	5,461
01/01/2016 to 12/31/2016	$19.14731	$18.44363	5,320
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$11.37187	$12.77831	0
01/01/2008 to 12/31/2008	$12.77831	$7.03710	0
01/01/2009 to 12/31/2009	$7.03710	$8.92597	155,405
01/01/2010 to 12/31/2010	$8.92597	$10.44883	97,355
01/01/2011 to 12/31/2011	$10.44883	$10.12099	82,837
01/01/2012 to 12/31/2012	$10.12099	$11.10653	100,725
01/01/2013 to 12/31/2013	$11.10653	$14.83180	91,008
01/01/2014 to 12/31/2014	$14.83180	$16.03371	175,341
01/01/2015 to 12/31/2015	$16.03371	$17.25179	119,812
01/01/2016 to 12/31/2016	$17.25179	$17.80519	100,572
AST Lord Abbett Core Fixed Income Portfolio
01/01/2007 to 12/31/2007	$10.62529	$11.01730	0
01/01/2008 to 12/31/2008	$11.01730	$8.26531	0
01/01/2009 to 12/31/2009	$8.26531	$10.87532	24,230
01/01/2010 to 12/31/2010	$10.87532	$12.05706	31,946
01/01/2011 to 12/31/2011	$12.05706	$12.98528	41,423
01/01/2012 to 12/31/2012	$12.98528	$13.44559	55,025
01/01/2013 to 12/31/2013	$13.44559	$12.88038	39,803
01/01/2014 to 12/31/2014	$12.88038	$13.39520	62,927
01/01/2015 to 12/31/2015	$13.39520	$13.01752	27,116
01/01/2016 to 12/31/2016	$13.01752	$13.05657	22,077
AST MFS Global Equity Portfolio
01/01/2007 to 12/31/2007	$12.66709	$13.54490	0
01/01/2008 to 12/31/2008	$13.54490	$8.73970	0
01/01/2009 to 12/31/2009	$8.73970	$11.23486	57,798
01/01/2010 to 12/31/2010	$11.23486	$12.30530	124,310
01/01/2011 to 12/31/2011	$12.30530	$11.65219	67,237
01/01/2012 to 12/31/2012	$11.65219	$14.01846	113,194
01/01/2013 to 12/31/2013	$14.01846	$17.49024	130,064
01/01/2014 to 12/31/2014	$17.49024	$17.71763	123,917
01/01/2015 to 12/31/2015	$17.71763	$17.06538	124,614
01/01/2016 to 12/31/2016	$17.06538	$17.86899	139,881
AST MFS Growth Portfolio
01/01/2007 to 12/31/2007	$11.47554	$12.91081	0
01/01/2008 to 12/31/2008	$12.91081	$8.03870	0
01/01/2009 to 12/31/2009	$8.03870	$9.76781	7,646
01/01/2010 to 12/31/2010	$9.76781	$10.76895	12,348
01/01/2011 to 12/31/2011	$10.76895	$10.46467	14,878
01/01/2012 to 12/31/2012	$10.46467	$11.97661	15,312
01/01/2013 to 12/31/2013	$11.97661	$16.00478	21,911
01/01/2014 to 12/31/2014	$16.00478	$17.00761	18,794
01/01/2015 to 12/31/2015	$17.00761	$17.82712	14,334
01/01/2016 to 12/31/2016	$17.82712	$17.76025	10,499

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99814	$10.17373	0
01/01/2013 to 12/31/2013	$10.17373	$13.37657	0
01/01/2014 to 12/31/2014	$13.37657	$14.41184	5,230
01/01/2015 to 12/31/2015	$14.41184	$13.98584	5,519
01/01/2016 to 12/31/2016	$13.98584	$15.51038	10,294
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02804	$10.06016	739
01/01/2012 to 12/31/2012	$10.06016	$10.31283	10,806
01/01/2013 to 12/31/2013	$10.31283	$9.79532	0
01/01/2014 to 12/31/2014	$9.79532	$10.06817	5,345
01/01/2015 to 10/16/2015	$10.06817	$9.99269	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$12.57489	$15.01983	0
01/01/2008 to 12/31/2008	$15.01983	$8.34158	0
01/01/2009 to 12/31/2009	$8.34158	$10.58299	58,714
01/01/2010 to 12/31/2010	$10.58299	$13.31188	100,724
01/01/2011 to 12/31/2011	$13.31188	$13.23245	11,315
01/01/2012 to 12/31/2012	$13.23245	$14.53608	14,492
01/01/2013 to 12/31/2013	$14.53608	$18.84307	15,086
01/01/2014 to 12/31/2014	$18.84307	$19.88175	14,407
01/01/2015 to 10/16/2015	$19.88175	$20.28930	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$10.80728	$12.53991	0
01/01/2008 to 12/31/2008	$12.53991	$7.04323	0
01/01/2009 to 12/31/2009	$7.04323	$8.43830	17,360
01/01/2010 to 12/31/2010	$8.43830	$9.92054	18,659
01/01/2011 to 04/29/2011	$9.92054	$11.10530	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.72486	$11.82312	0
01/01/2008 to 12/31/2008	$11.82312	$6.67312	0
01/01/2009 to 12/31/2009	$6.67312	$9.17426	90,627
01/01/2010 to 12/31/2010	$9.17426	$11.06988	85,558
01/01/2011 to 12/31/2011	$11.06988	$10.55254	65,485
01/01/2012 to 12/31/2012	$10.55254	$12.08173	104,204
01/01/2013 to 12/31/2013	$12.08173	$16.77143	156,285
01/01/2014 to 12/31/2014	$16.77143	$18.73061	143,373
01/01/2015 to 12/31/2015	$18.73061	$17.27731	118,621
01/01/2016 to 12/31/2016	$17.27731	$19.96877	103,998
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99814	$10.28113	48,057
01/01/2013 to 12/31/2013	$10.28113	$11.95086	39,921
01/01/2014 to 12/31/2014	$11.95086	$12.28242	35,666
01/01/2015 to 12/31/2015	$12.28242	$11.85721	32,327
01/01/2016 to 12/31/2016	$11.85721	$12.09208	121,037

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10088	$5.55848	0
01/01/2009 to 12/31/2009	$5.55848	$9.04757	181,323
01/01/2010 to 12/31/2010	$9.04757	$10.81385	328,792
01/01/2011 to 12/31/2011	$10.81385	$8.42811	104,981
01/01/2012 to 12/31/2012	$8.42811	$9.71539	134,770
01/01/2013 to 12/31/2013	$9.71539	$9.51805	170,990
01/01/2014 to 12/31/2014	$9.51805	$8.86830	166,376
01/01/2015 to 12/31/2015	$8.86830	$7.21876	111,108
01/01/2016 to 12/31/2016	$7.21876	$7.92914	78,053
AST Preservation Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.58832	$11.25143	231,885
01/01/2008 to 12/31/2008	$11.25143	$8.85527	671,591
01/01/2009 to 12/31/2009	$8.85527	$10.39060	1,642,238
01/01/2010 to 12/31/2010	$10.39060	$11.23093	1,684,823
01/01/2011 to 12/31/2011	$11.23093	$11.08818	1,648,105
01/01/2012 to 12/31/2012	$11.08818	$11.96291	1,806,643
01/01/2013 to 12/31/2013	$11.96291	$12.77116	1,623,563
01/01/2014 to 12/31/2014	$12.77116	$13.20504	1,494,637
01/01/2015 to 12/31/2015	$13.20504	$12.92658	1,324,645
01/01/2016 to 12/31/2016	$12.92658	$13.33482	1,221,571
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01805	$10.06005	1,282
01/01/2012 to 12/31/2012	$10.06005	$10.53264	1,648
01/01/2013 to 12/31/2013	$10.53264	$10.05767	112,440
01/01/2014 to 12/31/2014	$10.05767	$10.42743	109,431
01/01/2015 to 12/31/2015	$10.42743	$10.16564	45,105
01/01/2016 to 12/31/2016	$10.16564	$10.35587	5,464
AST Prudential Growth Allocation Portfolio
01/01/2007 to 12/31/2007	$10.43165	$11.36002	659,236
01/01/2008 to 12/31/2008	$11.36002	$6.58367	655,583
01/01/2009 to 12/31/2009	$6.58367	$8.10732	1,532,700
01/01/2010 to 12/31/2010	$8.10732	$9.43250	1,911,779
01/01/2011 to 12/31/2011	$9.43250	$8.64767	1,594,603
01/01/2012 to 12/31/2012	$8.64767	$9.54508	1,783,198
01/01/2013 to 12/31/2013	$9.54508	$10.91902	1,446,643
01/01/2014 to 12/31/2014	$10.91902	$11.65528	1,396,560
01/01/2015 to 12/31/2015	$11.65528	$11.32346	2,405,897
01/01/2016 to 12/31/2016	$11.32346	$12.18680	2,168,015
AST QMA US Equity Alpha Portfolio
01/01/2007 to 12/31/2007	$11.39044	$11.36487	0
01/01/2008 to 12/31/2008	$11.36487	$6.80785	0
01/01/2009 to 12/31/2009	$6.80785	$8.10701	36,891
01/01/2010 to 12/31/2010	$8.10701	$9.11744	54,039
01/01/2011 to 12/31/2011	$9.11744	$9.22101	34,037
01/01/2012 to 12/31/2012	$9.22101	$10.70831	40,383
01/01/2013 to 12/31/2013	$10.70831	$13.86199	57,740
01/01/2014 to 12/31/2014	$13.86199	$15.88287	47,998
01/01/2015 to 12/31/2015	$15.88287	$16.00374	38,376
01/01/2016 to 12/31/2016	$16.00374	$17.96739	41,697

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99813	$8.86352	0
01/01/2012 to 12/31/2012	$8.86352	$9.80389	0
01/01/2013 to 12/31/2013	$9.80389	$11.73000	0
01/01/2014 to 12/31/2014	$11.73000	$12.21170	0
01/01/2015 to 12/31/2015	$12.21170	$11.95509	36,141
01/01/2016 to 12/31/2016	$11.95509	$12.42572	21,542
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08093	$7.31661	6,340
01/01/2009 to 12/31/2009	$7.31661	$8.82485	737,299
01/01/2010 to 12/31/2010	$8.82485	$9.65463	1,444,005
01/01/2011 to 12/31/2011	$9.65463	$9.26641	1,175,865
01/01/2012 to 12/31/2012	$9.26641	$9.98915	1,264,108
01/01/2013 to 12/31/2013	$9.98915	$10.97919	1,082,425
01/01/2014 to 12/31/2014	$10.97919	$11.28386	1,011,129
01/01/2015 to 12/31/2015	$11.28386	$11.01184	872,108
01/01/2016 to 12/31/2016	$11.01184	$11.28308	784,935
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09911	$6.67029	5,346
01/01/2009 to 12/31/2009	$6.67029	$8.27102	539,801
01/01/2010 to 12/31/2010	$8.27102	$9.24479	1,143,600
01/01/2011 to 12/31/2011	$9.24479	$8.82135	769,975
01/01/2012 to 12/31/2012	$8.82135	$9.99402	986,280
01/01/2013 to 12/31/2013	$9.99402	$11.53373	1,100,674
01/01/2014 to 12/31/2014	$11.53373	$11.88687	1,085,434
01/01/2015 to 12/31/2015	$11.88687	$11.55656	1,717,374
01/01/2016 to 12/31/2016	$11.55656	$12.06757	1,462,282
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2007 to 12/31/2007	$11.00360	$11.71424	33,547
01/01/2008 to 12/31/2008	$11.71424	$7.99351	66,817
01/01/2009 to 12/31/2009	$7.99351	$9.95586	897,972
01/01/2010 to 12/31/2010	$9.95586	$10.88156	1,422,432
01/01/2011 to 12/31/2011	$10.88156	$10.27765	1,103,568
01/01/2012 to 12/31/2012	$10.27765	$11.16511	1,197,387
01/01/2013 to 12/31/2013	$11.16511	$12.48579	1,149,605
01/01/2014 to 12/31/2014	$12.48579	$12.57570	885,007
01/01/2015 to 10/16/2015	$12.57570	$12.17270	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2007 to 12/31/2007	$12.03427	$13.08104	0
01/01/2008 to 12/31/2008	$13.08104	$7.14856	0
01/01/2009 to 12/31/2009	$7.14856	$9.27013	13,008
01/01/2010 to 12/31/2010	$9.27013	$12.01118	17,888
01/01/2011 to 12/31/2011	$12.01118	$10.20193	29,595
01/01/2012 to 12/31/2012	$10.20193	$11.97389	31,151
01/01/2013 to 12/31/2013	$11.97389	$16.48166	60,143
01/01/2014 to 12/31/2014	$16.48166	$16.90710	50,003
01/01/2015 to 12/31/2015	$16.90710	$16.74749	35,438
01/01/2016 to 12/31/2016	$16.74749	$17.63221	26,957

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$9.87296	$10.33994	0
01/01/2008 to 12/31/2008	$10.33994	$6.56974	0
01/01/2009 to 12/31/2009	$6.56974	$8.59961	59,475
01/01/2010 to 12/31/2010	$8.59961	$11.46782	35,079
01/01/2011 to 12/31/2011	$11.46782	$11.10068	27,464
01/01/2012 to 12/31/2012	$11.10068	$12.17187	46,563
01/01/2013 to 12/31/2013	$12.17187	$16.08335	50,452
01/01/2014 to 12/31/2014	$16.08335	$16.32209	48,610
01/01/2015 to 12/31/2015	$16.32209	$16.08047	40,481
01/01/2016 to 12/31/2016	$16.08047	$17.61819	35,372
AST Small-Cap Value Portfolio
01/01/2007 to 12/31/2007	$12.43066	$11.46817	0
01/01/2008 to 12/31/2008	$11.46817	$7.87877	0
01/01/2009 to 12/31/2009	$7.87877	$9.78101	9,018
01/01/2010 to 12/31/2010	$9.78101	$12.04659	9,707
01/01/2011 to 12/31/2011	$12.04659	$11.07233	7,017
01/01/2012 to 12/31/2012	$11.07233	$12.78859	9,087
01/01/2013 to 12/31/2013	$12.78859	$17.17681	9,357
01/01/2014 to 12/31/2014	$17.17681	$17.67519	9,046
01/01/2015 to 12/31/2015	$17.67519	$16.53298	8,229
01/01/2016 to 12/31/2016	$16.53298	$20.88206	8,001
AST T. Rowe Price Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$11.32989	$11.77409	403,206
01/01/2008 to 12/31/2008	$11.77409	$8.52312	539,620
01/01/2009 to 12/31/2009	$8.52312	$10.34266	1,395,565
01/01/2010 to 12/31/2010	$10.34266	$11.27647	1,658,234
01/01/2011 to 12/31/2011	$11.27647	$11.24209	1,517,587
01/01/2012 to 12/31/2012	$11.24209	$12.47207	1,598,339
01/01/2013 to 12/31/2013	$12.47207	$14.24387	1,545,629
01/01/2014 to 12/31/2014	$14.24387	$14.74231	1,456,615
01/01/2015 to 12/31/2015	$14.74231	$14.41688	1,533,910
01/01/2016 to 12/31/2016	$14.41688	$15.15673	1,427,868
AST T. Rowe Price Equity Income Portfolio
01/01/2007 to 12/31/2007	$12.16986	$11.47051	0
01/01/2008 to 12/31/2008	$11.47051	$6.51593	0
01/01/2009 to 12/31/2009	$6.51593	$7.88518	196,455
01/01/2010 to 12/31/2010	$7.88518	$8.72888	165,639
01/01/2011 to 12/31/2011	$8.72888	$8.39306	117,627
01/01/2012 to 12/31/2012	$8.39306	$9.61933	204,870
01/01/2013 to 12/31/2013	$9.61933	$12.19460	208,100
01/01/2014 to 12/31/2014	$12.19460	$12.81051	229,398
01/01/2015 to 10/16/2015	$12.81051	$11.81954	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$10.42445	$11.02786	0
01/01/2008 to 12/31/2008	$11.02786	$6.40651	0
01/01/2009 to 12/31/2009	$6.40651	$9.60494	180,759
01/01/2010 to 12/31/2010	$9.60494	$10.87354	148,566
01/01/2011 to 12/31/2011	$10.87354	$10.44927	96,780
01/01/2012 to 12/31/2012	$10.44927	$12.00993	170,072
01/01/2013 to 12/31/2013	$12.00993	$16.90868	171,872
01/01/2014 to 12/31/2014	$16.90868	$17.90792	180,790
01/01/2015 to 12/31/2015	$17.90792	$19.18285	154,935
01/01/2016 to 12/31/2016	$19.18285	$19.25852	162,953

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2007 to 12/31/2007	$13.22824	$18.16705	0
01/01/2008 to 12/31/2008	$18.16705	$8.88133	0
01/01/2009 to 12/31/2009	$8.88133	$12.96586	34,738
01/01/2010 to 12/31/2010	$12.96586	$15.26697	168,286
01/01/2011 to 12/31/2011	$15.26697	$12.69771	49,337
01/01/2012 to 12/31/2012	$12.69771	$12.86055	69,274
01/01/2013 to 12/31/2013	$12.86055	$14.50493	39,702
01/01/2014 to 12/31/2014	$14.50493	$12.99312	39,180
01/01/2015 to 12/31/2015	$12.99312	$10.25545	33,231
01/01/2016 to 12/31/2016	$10.25545	$12.49314	31,551
AST Templeton Global Bond Portfolio
01/01/2007 to 12/31/2007	$9.76680	$10.46691	0
01/01/2008 to 12/31/2008	$10.46691	$9.98246	0
01/01/2009 to 12/31/2009	$9.98246	$10.94031	25,100
01/01/2010 to 12/31/2010	$10.94031	$11.30855	37,393
01/01/2011 to 12/31/2011	$11.30855	$11.51060	33,700
01/01/2012 to 12/31/2012	$11.51060	$11.83935	37,344
01/01/2013 to 12/31/2013	$11.83935	$11.13870	27,862
01/01/2014 to 12/31/2014	$11.13870	$10.94878	24,645
01/01/2015 to 12/31/2015	$10.94878	$10.20836	15,279
01/01/2016 to 12/31/2016	$10.20836	$10.41419	9,814
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
01/01/2007 to 12/31/2007	$12.68570	$12.54510	0
01/01/2008 to 12/31/2008	$12.54510	$7.68854	0
01/01/2009 to 12/31/2009	$7.68854	$8.88795	22,055
01/01/2010 to 12/31/2010	$8.88795	$9.76915	27,202
01/01/2011 to 12/31/2011	$9.76915	$9.50286	16,188
01/01/2012 to 12/31/2012	$9.50286	$10.53358	19,902
01/01/2013 to 12/31/2013	$10.53358	$13.86255	24,280
01/01/2014 to 12/31/2014	$13.86255	$13.76195	25,800
01/01/2015 to 12/31/2015	$13.76195	$12.63674	13,707
01/01/2016 to 12/31/2016	$12.63674	$13.11041	10,466
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
01/01/2007 to 12/31/2007	$11.50338	$11.55277	0
01/01/2008 to 12/31/2008	$11.55277	$6.98732	0
01/01/2009 to 12/31/2009	$6.98732	$9.48619	13,814
01/01/2010 to 12/31/2010	$9.48619	$11.46229	17,737
01/01/2011 to 12/31/2011	$11.46229	$10.81819	9,906
01/01/2012 to 12/31/2012	$10.81819	$12.52141	8,944
01/01/2013 to 12/31/2013	$12.52141	$16.20755	8,997
01/01/2014 to 12/31/2014	$16.20755	$18.21469	6,848
01/01/2015 to 12/31/2015	$18.21469	$16.62837	7,102
01/01/2016 to 12/31/2016	$16.62837	$18.53040	6,084
AST Wellington Management Hedged Equity Portfolio
01/01/2007 to 12/31/2007	$11.30056	$12.10105	0
01/01/2008 to 12/31/2008	$12.10105	$6.82187	0
01/01/2009 to 12/31/2009	$6.82187	$8.56459	39,138
01/01/2010 to 12/31/2010	$8.56459	$9.59753	71,363
01/01/2011 to 12/31/2011	$9.59753	$9.05781	73,122
01/01/2012 to 12/31/2012	$9.05781	$9.82842	83,022
01/01/2013 to 12/31/2013	$9.82842	$11.57734	151,360
01/01/2014 to 12/31/2014	$11.57734	$11.93989	200,960
01/01/2015 to 12/31/2015	$11.93989	$11.59757	181,835
01/01/2016 to 12/31/2016	$11.59757	$12.07709	165,416

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
11/19/2007* to 12/31/2007	$9.99813	$9.97203	0
01/01/2008 to 12/31/2008	$9.97203	$9.23980	0
01/01/2009 to 12/31/2009	$9.23980	$10.08246	174,062
01/01/2010 to 12/31/2010	$10.08246	$10.62443	154,181
01/01/2011 to 12/31/2011	$10.62443	$11.01173	115,301
01/01/2012 to 12/31/2012	$11.01173	$11.60902	179,664
01/01/2013 to 12/31/2013	$11.60902	$11.17857	230,627
01/01/2014 to 12/31/2014	$11.17857	$11.71370	252,993
01/01/2015 to 12/31/2015	$11.71370	$11.59188	251,962
01/01/2016 to 12/31/2016	$11.59188	$11.91542	296,726
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07794	$6.61569	2,128
01/01/2009 to 12/31/2009	$6.61569	$8.41122	1,019,921
01/01/2010 to 12/31/2010	$8.41122	$9.06421	1,782,273
01/01/2011 to 12/31/2011	$9.06421	$8.71266	1,450,259
01/01/2012 to 09/21/2012	$8.71266	$9.71788	0
*Denotes the start date of these sub-accounts

PREMIER X SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV 80 bps (2.35%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.75834	$9.43986	4,252,347
01/01/2010 to 12/31/2010	$9.43986	$10.32669	4,627,984
01/01/2011 to 12/31/2011	$10.32669	$9.82155	4,134,047
01/01/2012 to 12/31/2012	$9.82155	$10.80162	4,142,341
01/01/2013 to 12/31/2013	$10.80162	$11.60621	3,797,166
01/01/2014 to 12/31/2014	$11.60621	$11.77279	3,432,204
01/01/2015 to 12/31/2015	$11.77279	$11.13221	2,813,985
01/01/2016 to 12/31/2016	$11.13221	$11.56641	2,451,311
AST Advanced Strategies Portfolio
05/01/2009 to 12/31/2009	$7.76909	$9.59354	1,512,563
01/01/2010 to 12/31/2010	$9.59354	$10.65815	1,845,579
01/01/2011 to 12/31/2011	$10.65815	$10.42545	1,631,826
01/01/2012 to 12/31/2012	$10.42545	$11.57599	1,978,813
01/01/2013 to 12/31/2013	$11.57599	$13.18283	2,018,738
01/01/2014 to 12/31/2014	$13.18283	$13.66683	1,951,682
01/01/2015 to 12/31/2015	$13.66683	$13.46036	1,741,875
01/01/2016 to 12/31/2016	$13.46036	$14.08661	1,666,574
AST American Century Income & Growth Portfolio
05/01/2009 to 12/31/2009	$6.80294	$8.40065	9,247
01/01/2010 to 12/31/2010	$8.40065	$9.34431	11,631
01/01/2011 to 12/31/2011	$9.34431	$9.45612	18,869
01/01/2012 to 05/04/2012	$9.45612	$10.25131	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99809	$11.58510	0
01/01/2014 to 12/31/2014	$11.58510	$12.80983	0
01/01/2015 to 12/31/2015	$12.80983	$12.73184	1,306
01/01/2016 to 12/31/2016	$12.73184	$13.77164	1,251
AST Balanced Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$8.07145	$9.68123	6,554,519
01/01/2010 to 12/31/2010	$9.68123	$10.62384	7,582,411
01/01/2011 to 12/31/2011	$10.62384	$10.25414	6,755,067
01/01/2012 to 12/31/2012	$10.25414	$11.26816	6,690,157
01/01/2013 to 12/31/2013	$11.26816	$12.95246	6,282,078
01/01/2014 to 12/31/2014	$12.95246	$13.48039	5,747,290
01/01/2015 to 12/31/2015	$13.48039	$13.23357	5,369,752
01/01/2016 to 12/31/2016	$13.23357	$13.74472	4,898,675
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99745	$9.12583	2,850,644
01/01/2012 to 12/31/2012	$9.12583	$9.97661	2,504,221
01/01/2013 to 12/31/2013	$9.97661	$10.80546	2,282,040
01/01/2014 to 12/31/2014	$10.80546	$11.07411	2,068,351
01/01/2015 to 12/31/2015	$11.07411	$10.49517	1,920,684
01/01/2016 to 12/31/2016	$10.49517	$10.96853	1,703,801
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99809	$10.45312	0
01/01/2014 to 12/31/2014	$10.45312	$10.57853	3,970
01/01/2015 to 12/31/2015	$10.57853	$10.36377	4,988
01/01/2016 to 12/31/2016	$10.36377	$10.76906	23,606

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
05/01/2009 to 12/31/2009	$10.75053	$11.26320	17,914
01/01/2010 to 12/31/2010	$11.26320	$11.43373	26,072
01/01/2011 to 12/31/2011	$11.43373	$11.42279	31,043
01/01/2012 to 12/31/2012	$11.42279	$11.68410	30,695
01/01/2013 to 12/31/2013	$11.68410	$11.16763	37,201
01/01/2014 to 12/31/2014	$11.16763	$10.90064	14,556
01/01/2015 to 12/31/2015	$10.90064	$10.70185	11,511
01/01/2016 to 12/31/2016	$10.70185	$10.62784	10,629
AST BlackRock/Loomis Sayles Bond Portfolio
05/01/2009 to 12/31/2009	$10.67650	$11.80051	466,235
01/01/2010 to 12/31/2010	$11.80051	$12.41950	657,967
01/01/2011 to 12/31/2011	$12.41950	$12.52048	562,150
01/01/2012 to 12/31/2012	$12.52048	$13.37279	636,413
01/01/2013 to 12/31/2013	$13.37279	$12.82563	565,790
01/01/2014 to 12/31/2014	$12.82563	$13.06139	483,706
01/01/2015 to 12/31/2015	$13.06139	$12.49241	337,149
01/01/2016 to 12/31/2016	$12.49241	$12.72222	338,598
AST Bond Portfolio 2016
05/01/2009 to 12/31/2009	$9.66533	$9.33072	0
01/01/2010 to 12/31/2010	$9.33072	$10.08070	0
01/01/2011 to 12/31/2011	$10.08070	$10.79913	0
01/01/2012 to 12/31/2012	$10.79913	$10.99016	0
01/01/2013 to 12/31/2013	$10.99016	$10.66395	0
01/01/2014 to 12/31/2014	$10.66395	$10.46711	0
01/01/2015 to 12/31/2015	$10.46711	$10.20310	0
01/01/2016 to 12/31/2016	$10.20310	$10.01517	0
AST Bond Portfolio 2018
05/01/2009 to 12/31/2009	$11.29399	$10.99506	157,323
01/01/2010 to 12/31/2010	$10.99506	$11.94428	79,553
01/01/2011 to 12/31/2011	$11.94428	$13.25529	38,886
01/01/2012 to 12/31/2012	$13.25529	$13.69068	30,006
01/01/2013 to 12/31/2013	$13.69068	$12.95592	8,130
01/01/2014 to 12/31/2014	$12.95592	$12.99545	8,125
01/01/2015 to 12/31/2015	$12.99545	$12.79993	8,120
01/01/2016 to 12/31/2016	$12.79993	$12.70782	8,114
AST Bond Portfolio 2019
05/01/2009 to 12/31/2009	$11.25511	$10.86376	55,243
01/01/2010 to 12/31/2010	$10.86376	$11.82023	117,733
01/01/2011 to 12/31/2011	$11.82023	$13.39413	94,375
01/01/2012 to 12/31/2012	$13.39413	$13.85289	69,766
01/01/2013 to 12/31/2013	$13.85289	$12.88083	30,534
01/01/2014 to 12/31/2014	$12.88083	$13.12176	28,718
01/01/2015 to 12/31/2015	$13.12176	$12.95782	26,055
01/01/2016 to 12/31/2016	$12.95782	$12.84407	26,049
AST Bond Portfolio 2020
05/01/2009 to 12/31/2009	$9.35768	$8.74446	0
01/01/2010 to 12/31/2010	$8.74446	$9.55565	48,213
01/01/2011 to 12/31/2011	$9.55565	$11.08034	13,583
01/01/2012 to 12/31/2012	$11.08034	$11.50966	2,510
01/01/2013 to 12/31/2013	$11.50966	$10.51262	0
01/01/2014 to 12/31/2014	$10.51262	$10.90380	0
01/01/2015 to 12/31/2015	$10.90380	$10.81615	0
01/01/2016 to 12/31/2016	$10.81615	$10.77501	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99745	$10.95270	70,632
01/01/2011 to 12/31/2011	$10.95270	$12.87421	34,741
01/01/2012 to 12/31/2012	$12.87421	$13.43279	8,558
01/01/2013 to 12/31/2013	$13.43279	$12.20553	0
01/01/2014 to 12/31/2014	$12.20553	$12.84121	0
01/01/2015 to 12/31/2015	$12.84121	$12.77011	0
01/01/2016 to 12/31/2016	$12.77011	$12.73121	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99809	$11.96009	78,715
01/01/2012 to 12/31/2012	$11.96009	$12.36832	47,478
01/01/2013 to 12/31/2013	$12.36832	$10.90661	0
01/01/2014 to 12/31/2014	$10.90661	$11.76109	0
01/01/2015 to 12/31/2015	$11.76109	$11.73190	0
01/01/2016 to 12/31/2016	$11.73190	$11.67243	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99746	$10.34627	68,897
01/01/2013 to 12/31/2013	$10.34627	$9.07766	207,444
01/01/2014 to 12/31/2014	$9.07766	$9.98847	53,885
01/01/2015 to 12/31/2015	$9.98847	$10.02347	0
01/01/2016 to 12/31/2016	$10.02347	$9.98088	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99873	$8.70520	56,592
01/01/2014 to 12/31/2014	$8.70520	$9.74626	29,841
01/01/2015 to 12/31/2015	$9.74626	$9.79288	0
01/01/2016 to 12/31/2016	$9.79288	$9.75095	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99873	$11.24581	55,718
01/01/2015 to 12/31/2015	$11.24581	$11.20715	143,079
01/01/2016 to 12/31/2016	$11.20715	$11.22099	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99873	$9.88754	27,587
01/01/2016 to 12/31/2016	$9.88754	$9.86158	152,811
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99746	$9.82967	79,511
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14486	$10.29149	6,043
01/01/2010 to 12/31/2010	$10.29149	$11.43520	41,637
01/01/2011 to 12/31/2011	$11.43520	$10.51686	23,719
01/01/2012 to 12/31/2012	$10.51686	$11.63480	26,385
01/01/2013 to 12/31/2013	$11.63480	$14.94057	27,729
01/01/2014 to 12/31/2014	$14.94057	$16.09598	25,742
01/01/2015 to 12/31/2015	$16.09598	$14.97698	22,433
01/01/2016 to 12/31/2016	$14.97698	$16.64530	20,185
AST Capital Growth Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.57101	$9.26952	5,034,909
01/01/2010 to 12/31/2010	$9.26952	$10.26814	6,212,739
01/01/2011 to 12/31/2011	$10.26814	$9.78927	5,138,561
01/01/2012 to 12/31/2012	$9.78927	$10.87660	5,417,142
01/01/2013 to 12/31/2013	$10.87660	$13.03710	5,557,153
01/01/2014 to 12/31/2014	$13.03710	$13.62879	5,356,872
01/01/2015 to 12/31/2015	$13.62879	$13.38682	5,069,963
01/01/2016 to 12/31/2016	$13.38682	$13.97427	4,509,006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99809	$11.59758	849
01/01/2014 to 12/31/2014	$11.59758	$12.87345	4,712
01/01/2015 to 12/31/2015	$12.87345	$12.12859	7,341
01/01/2016 to 12/31/2016	$12.12859	$13.61584	20,160
AST Cohen & Steers Realty Portfolio
05/01/2009 to 12/31/2009	$6.77850	$10.21482	13,319
01/01/2010 to 12/31/2010	$10.21482	$12.84404	26,665
01/01/2011 to 12/31/2011	$12.84404	$13.37666	16,530
01/01/2012 to 12/31/2012	$13.37666	$15.07483	28,389
01/01/2013 to 12/31/2013	$15.07483	$15.19011	31,471
01/01/2014 to 12/31/2014	$15.19011	$19.42952	32,625
01/01/2015 to 12/31/2015	$19.42952	$19.90293	31,505
01/01/2016 to 12/31/2016	$19.90293	$20.38351	21,884
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99809	$9.64589	5,934
01/01/2014 to 12/31/2014	$9.64589	$9.90521	9,050
01/01/2015 to 12/31/2015	$9.90521	$9.66834	6,905
01/01/2016 to 12/31/2016	$9.66834	$9.87842	20,731
AST FI Pyramis® Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.42635	$8.85245	180,716
01/01/2010 to 12/31/2010	$8.85245	$9.80162	264,585
01/01/2011 to 12/31/2011	$9.80162	$9.34014	209,356
01/01/2012 to 12/31/2012	$9.34014	$10.36964	354,184
01/01/2013 to 12/31/2013	$10.36964	$12.07928	436,263
01/01/2014 to 12/31/2014	$12.07928	$12.47680	439,579
01/01/2015 to 10/16/2015	$12.47680	$12.38112	0
AST FI Pyramis® Quantitative Portfolio
05/01/2009 to 12/31/2009	$7.05134	$8.64605	963,011
01/01/2010 to 12/31/2010	$8.64605	$9.66094	1,503,201
01/01/2011 to 12/31/2011	$9.66094	$9.29742	1,212,660
01/01/2012 to 12/31/2012	$9.29742	$10.04957	1,337,469
01/01/2013 to 12/31/2013	$10.04957	$11.26814	1,394,472
01/01/2014 to 12/31/2014	$11.26814	$11.35634	1,202,583
01/01/2015 to 12/31/2015	$11.35634	$11.20544	1,064,247
01/01/2016 to 12/31/2016	$11.20544	$11.41444	891,401
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99810	$10.70020	910,810
01/01/2013 to 12/31/2013	$10.70020	$13.01302	964,020
01/01/2014 to 12/31/2014	$13.01302	$13.11820	870,978
01/01/2015 to 10/16/2015	$13.11820	$12.50420	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99809	$10.76816	71,113
01/01/2014 to 12/31/2014	$10.76816	$10.79012	76,525
01/01/2015 to 10/16/2015	$10.79012	$10.24578	0
AST Global Real Estate Portfolio
05/01/2009 to 12/31/2009	$5.70107	$8.04541	12,087
01/01/2010 to 12/31/2010	$8.04541	$9.44866	17,206
01/01/2011 to 12/31/2011	$9.44866	$8.76681	15,171
01/01/2012 to 12/31/2012	$8.76681	$10.86107	13,808
01/01/2013 to 12/31/2013	$10.86107	$11.07301	21,789
01/01/2014 to 12/31/2014	$11.07301	$12.32515	21,433
01/01/2015 to 12/31/2015	$12.32515	$12.03126	18,025
01/01/2016 to 12/31/2016	$12.03126	$11.86093	18,070

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Concentrated Growth Portfolio
05/01/2009 to 12/31/2009	$8.54908	$10.90871	50,148
01/01/2010 to 12/31/2010	$10.90871	$11.75486	72,164
01/01/2011 to 12/31/2011	$11.75486	$11.03082	45,755
01/01/2012 to 12/31/2012	$11.03082	$12.90724	58,554
01/01/2013 to 12/31/2013	$12.90724	$16.36123	61,946
01/01/2014 to 02/07/2014	$16.36123	$16.08464	0
AST Goldman Sachs Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$6.73628	$8.10749	15,876
01/01/2010 to 12/31/2010	$8.10749	$8.94216	17,185
01/01/2011 to 12/31/2011	$8.94216	$8.25493	17,348
01/01/2012 to 12/31/2012	$8.25493	$9.65125	32,736
01/01/2013 to 12/31/2013	$9.65125	$12.59265	38,624
01/01/2014 to 12/31/2014	$12.59265	$13.91929	36,611
01/01/2015 to 12/31/2015	$13.91929	$12.97118	69,308
01/01/2016 to 12/31/2016	$12.97118	$14.13679	58,328
AST Goldman Sachs Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$8.44980	$11.30917	47,164
01/01/2010 to 12/31/2010	$11.30917	$13.24024	66,611
01/01/2011 to 12/31/2011	$13.24024	$12.55147	39,720
01/01/2012 to 12/31/2012	$12.55147	$14.66808	51,742
01/01/2013 to 12/31/2013	$14.66808	$18.94493	53,019
01/01/2014 to 12/31/2014	$18.94493	$20.64370	60,072
01/01/2015 to 12/31/2015	$20.64370	$19.02289	76,503
01/01/2016 to 12/31/2016	$19.02289	$18.89277	69,835
AST Goldman Sachs Multi-Asset Portfolio
05/01/2009 to 12/31/2009	$7.73829	$9.14036	681,549
01/01/2010 to 12/31/2010	$9.14036	$9.96633	1,076,636
01/01/2011 to 12/31/2011	$9.96633	$9.68853	900,579
01/01/2012 to 12/31/2012	$9.68853	$10.42454	918,297
01/01/2013 to 12/31/2013	$10.42454	$11.18541	953,392
01/01/2014 to 12/31/2014	$11.18541	$11.37022	871,276
01/01/2015 to 12/31/2015	$11.37022	$11.00810	605,963
01/01/2016 to 12/31/2016	$11.00810	$11.32121	522,166
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.37520	$9.43976	9,418
01/01/2010 to 12/31/2010	$9.43976	$11.69193	28,045
01/01/2011 to 12/31/2011	$11.69193	$11.57271	23,172
01/01/2012 to 12/31/2012	$11.57271	$13.08049	35,071
01/01/2013 to 12/31/2013	$13.08049	$17.74064	48,948
01/01/2014 to 12/31/2014	$17.74064	$18.58087	47,509
01/01/2015 to 12/31/2015	$18.58087	$17.15671	41,248
01/01/2016 to 12/31/2016	$17.15671	$20.83931	38,515
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
05/01/2009 to 12/31/2009	$10.37182	$10.21844	118,897
01/01/2010 to 12/31/2010	$10.21844	$9.98629	116,542
01/01/2011 to 12/31/2011	$9.98629	$9.75943	113,130
01/01/2012 to 12/31/2012	$9.75943	$9.53559	126,339
01/01/2013 to 12/31/2013	$9.53559	$9.31663	111,479
01/01/2014 to 12/31/2014	$9.31663	$9.10274	151,301
01/01/2015 to 12/31/2015	$9.10274	$8.89362	144,924
01/01/2016 to 12/31/2016	$8.89362	$8.69004	137,626

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST High Yield Portfolio
05/01/2009 to 12/31/2009	$8.17371	$10.19721	14,037
01/01/2010 to 12/31/2010	$10.19721	$11.30809	29,013
01/01/2011 to 12/31/2011	$11.30809	$11.39954	14,294
01/01/2012 to 12/31/2012	$11.39954	$12.68259	30,841
01/01/2013 to 12/31/2013	$12.68259	$13.28118	41,682
01/01/2014 to 12/31/2014	$13.28118	$13.30812	39,198
01/01/2015 to 12/31/2015	$13.30812	$12.53922	29,783
01/01/2016 to 12/31/2016	$12.53922	$14.13826	32,671
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$6.08065	$7.68247	13,686
01/01/2010 to 12/31/2010	$7.68247	$8.49390	33,680
01/01/2011 to 12/31/2011	$8.49390	$7.95195	30,546
01/01/2012 to 12/31/2012	$7.95195	$9.08092	31,862
01/01/2013 to 12/31/2013	$9.08092	$12.40905	68,723
01/01/2014 to 12/31/2014	$12.40905	$13.79073	83,177
01/01/2015 to 12/31/2015	$13.79073	$12.41825	83,747
01/01/2016 to 12/31/2016	$12.41825	$14.54668	77,124
AST International Growth Portfolio
05/01/2009 to 12/31/2009	$6.04238	$7.89352	29,416
01/01/2010 to 12/31/2010	$7.89352	$8.83058	39,816
01/01/2011 to 12/31/2011	$8.83058	$7.51292	18,018
01/01/2012 to 12/31/2012	$7.51292	$8.83520	22,798
01/01/2013 to 12/31/2013	$8.83520	$10.27745	24,575
01/01/2014 to 12/31/2014	$10.27745	$9.48665	25,517
01/01/2015 to 12/31/2015	$9.48665	$9.56059	23,824
01/01/2016 to 12/31/2016	$9.56059	$8.98862	22,938
AST International Value Portfolio
05/01/2009 to 12/31/2009	$6.71884	$8.68753	20,688
01/01/2010 to 12/31/2010	$8.68753	$9.42890	35,676
01/01/2011 to 12/31/2011	$9.42890	$8.05644	24,833
01/01/2012 to 12/31/2012	$8.05644	$9.18375	25,172
01/01/2013 to 12/31/2013	$9.18375	$10.71966	24,709
01/01/2014 to 12/31/2014	$10.71966	$9.77145	26,882
01/01/2015 to 12/31/2015	$9.77145	$9.62503	19,958
01/01/2016 to 12/31/2016	$9.62503	$9.45914	19,388
AST Investment Grade Bond Portfolio
05/01/2009* to 12/31/2009	$9.98123	$10.82907	0
01/01/2010 to 12/31/2010	$10.82907	$11.72425	904
01/01/2011 to 12/31/2011	$11.72425	$12.88118	4,385,023
01/01/2012 to 12/31/2012	$12.88118	$13.76813	1,804,835
01/01/2013 to 12/31/2013	$13.76813	$13.02394	332,249
01/01/2014 to 12/31/2014	$13.02394	$13.58124	447,097
01/01/2015 to 12/31/2015	$13.58124	$13.42506	2,280,938
01/01/2016 to 12/31/2016	$13.42506	$13.66902	2,915,861
AST J.P. Morgan Global Thematic Portfolio
05/01/2009 to 12/31/2009	$7.22301	$8.79688	403,988
01/01/2010 to 12/31/2010	$8.79688	$9.78253	516,166
01/01/2011 to 12/31/2011	$9.78253	$9.50384	395,770
01/01/2012 to 12/31/2012	$9.50384	$10.54658	490,907
01/01/2013 to 12/31/2013	$10.54658	$11.98217	531,417
01/01/2014 to 12/31/2014	$11.98217	$12.45210	481,989
01/01/2015 to 12/31/2015	$12.45210	$12.03872	380,225
01/01/2016 to 12/31/2016	$12.03872	$12.37664	335,978

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
05/01/2009 to 12/31/2009	$7.71329	$10.33368	40,215
01/01/2010 to 12/31/2010	$10.33368	$10.82050	80,230
01/01/2011 to 12/31/2011	$10.82050	$9.60488	59,517
01/01/2012 to 12/31/2012	$9.60488	$11.43995	66,146
01/01/2013 to 12/31/2013	$11.43995	$12.89430	71,291
01/01/2014 to 12/31/2014	$12.89430	$11.79623	66,023
01/01/2015 to 12/31/2015	$11.79623	$11.20321	56,919
01/01/2016 to 12/31/2016	$11.20321	$11.15796	49,632
AST J.P. Morgan Strategic Opportunities Portfolio
05/01/2009 to 12/31/2009	$9.48763	$10.96455	628,069
01/01/2010 to 12/31/2010	$10.96455	$11.49692	724,178
01/01/2011 to 12/31/2011	$11.49692	$11.25949	657,747
01/01/2012 to 12/31/2012	$11.25949	$12.17972	825,471
01/01/2013 to 12/31/2013	$12.17972	$13.21287	785,813
01/01/2014 to 12/31/2014	$13.21287	$13.61293	749,969
01/01/2015 to 12/31/2015	$13.61293	$13.27606	623,960
01/01/2016 to 12/31/2016	$13.27606	$13.46978	534,611
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08348	$10.28169	0
01/01/2010 to 12/31/2010	$10.28169	$11.18250	6,898
01/01/2011 to 12/31/2011	$11.18250	$10.99851	3,991
01/01/2012 to 12/31/2012	$10.99851	$12.37752	30,638
01/01/2013 to 12/31/2013	$12.37752	$16.50679	32,675
01/01/2014 to 12/31/2014	$16.50679	$17.66066	34,927
01/01/2015 to 12/31/2015	$17.66066	$19.09011	24,521
01/01/2016 to 12/31/2016	$19.09011	$18.37958	25,089
AST Loomis Sayles Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$7.01941	$8.90497	22,035
01/01/2010 to 12/31/2010	$8.90497	$10.41910	32,195
01/01/2011 to 12/31/2011	$10.41910	$10.08715	30,727
01/01/2012 to 12/31/2012	$10.08715	$11.06404	37,332
01/01/2013 to 12/31/2013	$11.06404	$14.76780	34,368
01/01/2014 to 12/31/2014	$14.76780	$15.95672	93,336
01/01/2015 to 12/31/2015	$15.95672	$17.16059	72,101
01/01/2016 to 12/31/2016	$17.16059	$17.70247	75,196
AST Lord Abbett Core Fixed Income Portfolio
05/01/2009 to 12/31/2009	$9.02285	$10.84970	10,596
01/01/2010 to 12/31/2010	$10.84970	$12.02269	13,060
01/01/2011 to 12/31/2011	$12.02269	$12.94190	16,402
01/01/2012 to 12/31/2012	$12.94190	$13.39400	29,380
01/01/2013 to 12/31/2013	$13.39400	$12.82466	37,028
01/01/2014 to 12/31/2014	$12.82466	$13.33072	49,195
01/01/2015 to 12/31/2015	$13.33072	$12.94851	51,111
01/01/2016 to 12/31/2016	$12.94851	$12.98097	50,855
AST MFS Global Equity Portfolio
05/01/2009 to 12/31/2009	$8.45982	$11.20837	9,611
01/01/2010 to 12/31/2010	$11.20837	$12.27036	20,031
01/01/2011 to 12/31/2011	$12.27036	$11.61339	15,584
01/01/2012 to 12/31/2012	$11.61339	$13.96490	27,825
01/01/2013 to 12/31/2013	$13.96490	$17.41492	30,046
01/01/2014 to 12/31/2014	$17.41492	$17.63286	38,637
01/01/2015 to 12/31/2015	$17.63286	$16.97551	30,579
01/01/2016 to 12/31/2016	$16.97551	$17.76620	32,354

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Growth Portfolio
05/01/2009 to 12/31/2009	$8.05444	$9.74490	4,945
01/01/2010 to 12/31/2010	$9.74490	$10.73856	9,079
01/01/2011 to 12/31/2011	$10.73856	$10.43001	7,440
01/01/2012 to 12/31/2012	$10.43001	$11.93110	5,887
01/01/2013 to 12/31/2013	$11.93110	$15.93617	6,081
01/01/2014 to 12/31/2014	$15.93617	$16.92637	6,143
01/01/2015 to 12/31/2015	$16.92637	$17.73331	8,551
01/01/2016 to 12/31/2016	$17.73331	$17.65828	7,438
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99810	$10.17185	0
01/01/2013 to 12/31/2013	$10.17185	$13.36759	712
01/01/2014 to 12/31/2014	$13.36759	$14.39519	516
01/01/2015 to 12/31/2015	$14.39519	$13.96287	3,081
01/01/2016 to 12/31/2016	$13.96287	$15.47743	3,542
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02800	$10.05929	0
01/01/2012 to 12/31/2012	$10.05929	$10.30678	13,596
01/01/2013 to 12/31/2013	$10.30678	$9.78486	14,294
01/01/2014 to 12/31/2014	$9.78486	$10.05258	14,301
01/01/2015 to 10/16/2015	$10.05258	$9.97340	0
AST Neuberger Berman Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$8.53343	$10.55846	5,598
01/01/2010 to 12/31/2010	$10.55846	$13.27452	7,620
01/01/2011 to 12/31/2011	$13.27452	$13.18889	10,737
01/01/2012 to 12/31/2012	$13.18889	$14.48113	16,867
01/01/2013 to 12/31/2013	$14.48113	$18.76265	28,345
01/01/2014 to 12/31/2014	$18.76265	$19.78726	24,254
01/01/2015 to 10/16/2015	$19.78726	$20.18506	0
AST Neuberger Berman Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$6.94180	$8.41842	2,705
01/01/2010 to 12/31/2010	$8.41842	$9.89236	3,842
01/01/2011 to 04/29/2011	$9.89236	$11.07199	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$6.77043	$9.15272	24,697
01/01/2010 to 12/31/2010	$9.15272	$11.03847	41,087
01/01/2011 to 12/31/2011	$11.03847	$10.51733	26,688
01/01/2012 to 12/31/2012	$10.51733	$12.03539	40,518
01/01/2013 to 12/31/2013	$12.03539	$16.69890	48,497
01/01/2014 to 12/31/2014	$16.69890	$18.64059	52,518
01/01/2015 to 12/31/2015	$18.64059	$17.18584	64,398
01/01/2016 to 12/31/2016	$17.18584	$19.85328	66,377
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99810	$10.27770	49,370
01/01/2013 to 12/31/2013	$10.27770	$11.94105	101,613
01/01/2014 to 12/31/2014	$11.94105	$12.26636	95,582
01/01/2015 to 12/31/2015	$12.26636	$11.83588	77,367
01/01/2016 to 12/31/2016	$11.83588	$12.06457	73,861

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
05/01/2009 to 12/31/2009	$6.15323	$9.04108	55,402
01/01/2010 to 12/31/2010	$9.04108	$10.80079	76,512
01/01/2011 to 12/31/2011	$10.80079	$8.41374	50,301
01/01/2012 to 12/31/2012	$8.41374	$9.69414	54,593
01/01/2013 to 12/31/2013	$9.69414	$9.49268	54,655
01/01/2014 to 12/31/2014	$9.49268	$8.84038	55,555
01/01/2015 to 12/31/2015	$8.84038	$7.19247	46,187
01/01/2016 to 12/31/2016	$7.19247	$7.89648	61,401
AST Preservation Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$8.96659	$10.36969	3,494,528
01/01/2010 to 12/31/2010	$10.36969	$11.20278	4,162,296
01/01/2011 to 12/31/2011	$11.20278	$11.05498	3,947,323
01/01/2012 to 12/31/2012	$11.05498	$11.92123	4,105,553
01/01/2013 to 12/31/2013	$11.92123	$12.72044	3,667,513
01/01/2014 to 12/31/2014	$12.72044	$13.14612	3,360,846
01/01/2015 to 12/31/2015	$13.14612	$12.86271	2,973,746
01/01/2016 to 12/31/2016	$12.86271	$13.26247	2,748,665
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01801	$10.05918	0
01/01/2012 to 12/31/2012	$10.05918	$10.52644	10,736
01/01/2013 to 12/31/2013	$10.52644	$10.04686	12,575
01/01/2014 to 12/31/2014	$10.04686	$10.41113	25,331
01/01/2015 to 12/31/2015	$10.41113	$10.14477	35,243
01/01/2016 to 12/31/2016	$10.14477	$10.32962	43,692
AST Prudential Growth Allocation Portfolio
05/01/2009 to 12/31/2009	$6.65726	$8.09236	1,950,413
01/01/2010 to 12/31/2010	$8.09236	$9.41046	2,836,532
01/01/2011 to 12/31/2011	$9.41046	$8.62330	2,057,158
01/01/2012 to 12/31/2012	$8.62330	$9.51355	2,579,148
01/01/2013 to 12/31/2013	$9.51355	$10.87774	2,597,621
01/01/2014 to 12/31/2014	$10.87774	$11.60554	2,501,296
01/01/2015 to 12/31/2015	$11.60554	$11.26949	2,891,604
01/01/2016 to 12/31/2016	$11.26949	$12.12274	2,591,382
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99809	$11.62451	0
01/01/2014 to 12/31/2014	$11.62451	$13.08872	0
01/01/2015 to 12/31/2015	$13.08872	$12.98552	1,284
01/01/2016 to 12/31/2016	$12.98552	$14.06544	1,230
AST QMA US Equity Alpha Portfolio
05/01/2009 to 12/31/2009	$6.37411	$8.08794	2,415
01/01/2010 to 12/31/2010	$8.08794	$9.09147	11,783
01/01/2011 to 12/31/2011	$9.09147	$9.19011	10,286
01/01/2012 to 12/31/2012	$9.19011	$10.66725	26,669
01/01/2013 to 12/31/2013	$10.66725	$13.80222	27,143
01/01/2014 to 12/31/2014	$13.80222	$15.80658	29,255
01/01/2015 to 12/31/2015	$15.80658	$15.91914	32,672
01/01/2016 to 12/31/2016	$15.91914	$17.86365	31,875
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99809	$8.86065	0
01/01/2012 to 12/31/2012	$8.86065	$9.79586	0
01/01/2013 to 12/31/2013	$9.79586	$11.71463	0
01/01/2014 to 12/31/2014	$11.71463	$12.18966	0
01/01/2015 to 12/31/2015	$12.18966	$11.92765	0
01/01/2016 to 12/31/2016	$11.92765	$12.39126	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST RCM World Trends Portfolio
05/01/2009 to 12/31/2009	$7.42746	$8.81771	1,331,992
01/01/2010 to 12/31/2010	$8.81771	$9.64205	1,541,048
01/01/2011 to 12/31/2011	$9.64205	$9.24995	1,328,344
01/01/2012 to 12/31/2012	$9.24995	$9.96648	1,332,263
01/01/2013 to 12/31/2013	$9.96648	$10.94893	1,233,948
01/01/2014 to 12/31/2014	$10.94893	$11.24736	1,214,888
01/01/2015 to 12/31/2015	$11.24736	$10.97077	892,934
01/01/2016 to 12/31/2016	$10.97077	$11.23558	759,049
AST Schroders Global Tactical Portfolio
05/01/2009 to 12/31/2009	$6.74103	$8.26425	543,791
01/01/2010 to 12/31/2010	$8.26425	$9.23272	948,470
01/01/2011 to 12/31/2011	$9.23272	$8.80549	703,756
01/01/2012 to 12/31/2012	$8.80549	$9.97103	951,558
01/01/2013 to 12/31/2013	$9.97103	$11.50154	1,137,541
01/01/2014 to 12/31/2014	$11.50154	$11.84787	1,123,607
01/01/2015 to 12/31/2015	$11.84787	$11.51300	1,921,933
01/01/2016 to 12/31/2016	$11.51300	$12.01620	1,654,263
AST Schroders Multi-Asset World Strategies Portfolio
05/01/2009 to 12/31/2009	$8.09705	$9.93257	736,844
01/01/2010 to 12/31/2010	$9.93257	$10.85093	1,274,924
01/01/2011 to 12/31/2011	$10.85093	$10.24382	1,044,460
01/01/2012 to 12/31/2012	$10.24382	$11.12293	1,206,123
01/01/2013 to 12/31/2013	$11.12293	$12.43257	1,267,606
01/01/2014 to 12/31/2014	$12.43257	$12.51586	1,177,253
01/01/2015 to 10/16/2015	$12.51586	$12.11006	0
AST Small-Cap Growth Opportunities Portfolio
05/01/2009 to 12/31/2009	$7.12056	$9.24860	13,291
01/01/2010 to 12/31/2010	$9.24860	$11.97731	14,714
01/01/2011 to 12/31/2011	$11.97731	$10.16820	12,507
01/01/2012 to 12/31/2012	$10.16820	$11.92855	19,897
01/01/2013 to 12/31/2013	$11.92855	$16.41123	23,106
01/01/2014 to 12/31/2014	$16.41123	$16.82656	23,598
01/01/2015 to 12/31/2015	$16.82656	$16.65965	21,384
01/01/2016 to 12/31/2016	$16.65965	$17.53120	18,342
AST Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$6.55110	$8.58389	7,475
01/01/2010 to 12/31/2010	$8.58389	$11.44129	13,593
01/01/2011 to 12/31/2011	$11.44129	$11.06953	14,395
01/01/2012 to 12/31/2012	$11.06953	$12.13176	22,429
01/01/2013 to 12/31/2013	$12.13176	$16.02249	26,471
01/01/2014 to 12/31/2014	$16.02249	$16.25234	25,882
01/01/2015 to 12/31/2015	$16.25234	$16.00390	31,018
01/01/2016 to 12/31/2016	$16.00390	$17.52568	21,429
AST Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.53328	$9.75803	8,423
01/01/2010 to 12/31/2010	$9.75803	$12.01245	13,701
01/01/2011 to 12/31/2011	$12.01245	$11.03554	11,981
01/01/2012 to 12/31/2012	$11.03554	$12.73983	13,455
01/01/2013 to 12/31/2013	$12.73983	$17.10295	14,519
01/01/2014 to 12/31/2014	$17.10295	$17.59056	14,722
01/01/2015 to 12/31/2015	$17.59056	$16.44591	11,355
01/01/2016 to 12/31/2016	$16.44591	$20.76201	19,627

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$8.54115	$10.31836	713,198
01/01/2010 to 12/31/2010	$10.31836	$11.24440	1,121,419
01/01/2011 to 12/31/2011	$11.24440	$11.20462	974,269
01/01/2012 to 12/31/2012	$11.20462	$12.42437	1,249,134
01/01/2013 to 12/31/2013	$12.42437	$14.18257	1,335,103
01/01/2014 to 12/31/2014	$14.18257	$14.67176	1,306,134
01/01/2015 to 12/31/2015	$14.67176	$14.34086	1,666,248
01/01/2016 to 12/31/2016	$14.34086	$15.06940	1,620,453
AST T. Rowe Price Equity Income Portfolio
05/01/2009 to 12/31/2009	$6.16691	$7.86669	41,306
01/01/2010 to 12/31/2010	$7.86669	$8.70417	66,947
01/01/2011 to 12/31/2011	$8.70417	$8.36524	46,033
01/01/2012 to 12/31/2012	$8.36524	$9.58274	57,679
01/01/2013 to 12/31/2013	$9.58274	$12.14221	50,271
01/01/2014 to 12/31/2014	$12.14221	$12.74921	42,833
01/01/2015 to 10/16/2015	$12.74921	$11.75837	0
AST T. Rowe Price Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$7.28717	$9.58786	32,361
01/01/2010 to 12/31/2010	$9.58786	$10.84896	54,510
01/01/2011 to 12/31/2011	$10.84896	$10.42050	32,934
01/01/2012 to 12/31/2012	$10.42050	$11.97100	51,939
01/01/2013 to 12/31/2013	$11.97100	$16.84560	50,813
01/01/2014 to 12/31/2014	$16.84560	$17.83237	62,494
01/01/2015 to 12/31/2015	$17.83237	$19.09260	69,005
01/01/2016 to 12/31/2016	$19.09260	$19.15862	52,994
AST T. Rowe Price Natural Resources Portfolio
05/01/2009 to 12/31/2009	$9.70240	$12.93549	73,664
01/01/2010 to 12/31/2010	$12.93549	$15.22376	126,830
01/01/2011 to 12/31/2011	$15.22376	$12.65564	97,965
01/01/2012 to 12/31/2012	$12.65564	$12.81165	135,945
01/01/2013 to 12/31/2013	$12.81165	$14.44278	121,010
01/01/2014 to 12/31/2014	$14.44278	$12.93120	113,122
01/01/2015 to 12/31/2015	$12.93120	$10.20163	103,589
01/01/2016 to 12/31/2016	$10.20163	$12.42155	149,759
AST Templeton Global Bond Portfolio
05/01/2009 to 12/31/2009	$9.86104	$10.91472	29,565
01/01/2010 to 12/31/2010	$10.91472	$11.27667	44,913
01/01/2011 to 12/31/2011	$11.27667	$11.47253	44,268
01/01/2012 to 12/31/2012	$11.47253	$11.79435	48,601
01/01/2013 to 12/31/2013	$11.79435	$11.09100	29,666
01/01/2014 to 12/31/2014	$11.09100	$10.89663	31,477
01/01/2015 to 12/31/2015	$10.89663	$10.15474	27,310
01/01/2016 to 12/31/2016	$10.15474	$10.35440	25,577
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.03025	$8.86726	8,484
01/01/2010 to 12/31/2010	$8.86726	$9.74163	3,574
01/01/2011 to 12/31/2011	$9.74163	$9.47142	5,605
01/01/2012 to 12/31/2012	$9.47142	$10.49380	14,299
01/01/2013 to 12/31/2013	$10.49380	$13.80352	13,124
01/01/2014 to 12/31/2014	$13.80352	$13.69665	12,818
01/01/2015 to 12/31/2015	$13.69665	$12.57065	10,131
01/01/2016 to 12/31/2016	$12.57065	$13.03548	8,830

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.15365	$9.46381	8,801
01/01/2010 to 12/31/2010	$9.46381	$11.42956	11,219
01/01/2011 to 12/31/2011	$11.42956	$10.78208	8,336
01/01/2012 to 12/31/2012	$10.78208	$12.47352	13,784
01/01/2013 to 12/31/2013	$12.47352	$16.13772	15,479
01/01/2014 to 12/31/2014	$16.13772	$18.12745	14,714
01/01/2015 to 12/31/2015	$18.12745	$16.54068	13,263
01/01/2016 to 12/31/2016	$16.54068	$18.42373	18,589
AST Wellington Management Hedged Equity Portfolio
05/01/2009 to 12/31/2009	$6.74865	$8.54740	170,491
01/01/2010 to 12/31/2010	$8.54740	$9.57358	155,762
01/01/2011 to 12/31/2011	$9.57358	$9.03083	134,788
01/01/2012 to 12/31/2012	$9.03083	$9.79434	174,625
01/01/2013 to 12/31/2013	$9.79434	$11.53150	254,844
01/01/2014 to 12/31/2014	$11.53150	$11.88693	300,394
01/01/2015 to 12/31/2015	$11.88693	$11.54048	245,006
01/01/2016 to 12/31/2016	$11.54048	$12.01186	227,616
AST Western Asset Core Plus Bond Portfolio
05/01/2009 to 12/31/2009	$9.36719	$10.07192	80,753
01/01/2010 to 12/31/2010	$10.07192	$10.60805	137,974
01/01/2011 to 12/31/2011	$10.60805	$10.98935	114,585
01/01/2012 to 12/31/2012	$10.98935	$11.57971	143,134
01/01/2013 to 12/31/2013	$11.57971	$11.14492	161,646
01/01/2014 to 12/31/2014	$11.14492	$11.67273	145,509
01/01/2015 to 12/31/2015	$11.67273	$11.54569	169,536
01/01/2016 to 12/31/2016	$11.54569	$11.86218	150,743
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2009 to 12/31/2009	$6.60935	$8.40437	632,509
01/01/2010 to 12/31/2010	$8.40437	$9.05230	1,162,191
01/01/2011 to 12/31/2011	$9.05230	$8.69706	814,628
01/01/2012 to 09/21/2012	$8.69706	$9.69699	0
*Denotes the start date of these sub-accounts

PREMIER X SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV and HD GRO (2.40%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$10.99172	$7.75760	603,881
01/01/2009 to 12/31/2009	$7.75760	$9.42115	616,961
01/01/2010 to 12/31/2010	$9.42115	$10.30116	565,969
01/01/2011 to 12/31/2011	$10.30116	$9.79264	524,219
01/01/2012 to 12/31/2012	$9.79264	$10.76451	471,350
01/01/2013 to 12/31/2013	$10.76451	$11.56075	369,092
01/01/2014 to 12/31/2014	$11.56075	$11.72090	383,115
01/01/2015 to 12/31/2015	$11.72090	$11.07767	362,853
01/01/2016 to 12/31/2016	$11.07767	$11.50410	326,170
AST Advanced Strategies Portfolio
01/28/2008 to 12/31/2008	$10.83346	$7.76986	351,827
01/01/2009 to 12/31/2009	$7.76986	$9.57583	289,003
01/01/2010 to 12/31/2010	$9.57583	$10.63329	255,612
01/01/2011 to 12/31/2011	$10.63329	$10.39610	272,182
01/01/2012 to 12/31/2012	$10.39610	$11.53773	243,812
01/01/2013 to 12/31/2013	$11.53773	$13.13292	210,107
01/01/2014 to 12/31/2014	$13.13292	$13.60848	197,215
01/01/2015 to 12/31/2015	$13.60848	$13.39619	176,651
01/01/2016 to 12/31/2016	$13.39619	$14.01271	163,211
AST American Century Income & Growth Portfolio
01/28/2008 to 12/31/2008	$10.59847	$7.28684	0
01/01/2009 to 12/31/2009	$7.28684	$8.38086	0
01/01/2010 to 12/31/2010	$8.38086	$9.31788	0
01/01/2011 to 12/31/2011	$9.31788	$9.42483	0
01/01/2012 to 05/04/2012	$9.42483	$10.21573	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99805	$11.58127	0
01/01/2014 to 12/31/2014	$11.58127	$12.79927	0
01/01/2015 to 12/31/2015	$12.79927	$12.71503	0
01/01/2016 to 12/31/2016	$12.71503	$13.74682	0
AST Balanced Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$11.00757	$8.02434	308,338
01/01/2009 to 12/31/2009	$8.02434	$9.66193	333,234
01/01/2010 to 12/31/2010	$9.66193	$10.59745	332,987
01/01/2011 to 12/31/2011	$10.59745	$10.22361	266,005
01/01/2012 to 12/31/2012	$10.22361	$11.22915	258,173
01/01/2013 to 12/31/2013	$11.22915	$12.90130	184,458
01/01/2014 to 12/31/2014	$12.90130	$13.42061	230,262
01/01/2015 to 12/31/2015	$13.42061	$13.16849	194,432
01/01/2016 to 12/31/2016	$13.16849	$13.67054	163,879
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99740	$9.12279	14,484
01/01/2012 to 12/31/2012	$9.12279	$9.96837	26,703
01/01/2013 to 12/31/2013	$9.96837	$10.79132	25,560
01/01/2014 to 12/31/2014	$10.79132	$11.05428	25,126
01/01/2015 to 12/31/2015	$11.05428	$10.47127	21,641
01/01/2016 to 12/31/2016	$10.47127	$10.93824	21,304

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99805	$10.44952	0
01/01/2014 to 12/31/2014	$10.44952	$10.56969	0
01/01/2015 to 12/31/2015	$10.56969	$10.35003	0
01/01/2016 to 12/31/2016	$10.35003	$10.74959	0
AST BlackRock Low Duration Bond Portfolio
01/28/2008 to 12/31/2008	$10.85895	$10.43883	1,153
01/01/2009 to 12/31/2009	$10.43883	$11.23700	3,566
01/01/2010 to 12/31/2010	$11.23700	$11.40142	846
01/01/2011 to 12/31/2011	$11.40142	$11.38492	1,010
01/01/2012 to 12/31/2012	$11.38492	$11.63966	965
01/01/2013 to 12/31/2013	$11.63966	$11.11978	186
01/01/2014 to 12/31/2014	$11.11978	$10.84865	452
01/01/2015 to 12/31/2015	$10.84865	$10.64555	266
01/01/2016 to 12/31/2016	$10.64555	$10.56686	112
AST BlackRock/Loomis Sayles Bond Portfolio
01/28/2008 to 12/31/2008	$11.12073	$10.35148	5,629
01/01/2009 to 12/31/2009	$10.35148	$11.77952	10,151
01/01/2010 to 12/31/2010	$11.77952	$12.39127	3,248
01/01/2011 to 12/31/2011	$12.39127	$12.48599	4,390
01/01/2012 to 12/31/2012	$12.48599	$13.32948	4,405
01/01/2013 to 12/31/2013	$13.32948	$12.77783	1,080
01/01/2014 to 12/31/2014	$12.77783	$13.00620	2,516
01/01/2015 to 12/31/2015	$13.00620	$12.43352	1,454
01/01/2016 to 12/31/2016	$12.43352	$12.65603	680
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$9.99870	$9.32612	0
01/01/2010 to 12/31/2010	$9.32612	$10.07081	0
01/01/2011 to 12/31/2011	$10.07081	$10.78321	0
01/01/2012 to 12/31/2012	$10.78321	$10.96860	0
01/01/2013 to 12/31/2013	$10.96860	$10.63770	0
01/01/2014 to 12/31/2014	$10.63770	$10.43635	0
01/01/2015 to 12/31/2015	$10.43635	$10.16828	0
01/01/2016 to 12/31/2016	$10.16828	$9.97622	0
AST Bond Portfolio 2018
01/28/2008* to 12/31/2008	$9.99806	$11.97274	341,684
01/01/2009 to 12/31/2009	$11.97274	$10.98462	342,797
01/01/2010 to 12/31/2010	$10.98462	$11.92705	261,756
01/01/2011 to 12/31/2011	$11.92705	$13.22971	191,819
01/01/2012 to 12/31/2012	$13.22971	$13.65761	148,359
01/01/2013 to 12/31/2013	$13.65761	$12.91825	107,796
01/01/2014 to 12/31/2014	$12.91825	$12.95134	99,086
01/01/2015 to 12/31/2015	$12.95134	$12.75029	98,291
01/01/2016 to 12/31/2016	$12.75029	$12.65246	82,277
AST Bond Portfolio 2019
01/28/2008* to 12/31/2008	$9.99806	$12.04125	311,202
01/01/2009 to 12/31/2009	$12.04125	$10.85345	253,000
01/01/2010 to 12/31/2010	$10.85345	$11.80330	210,133
01/01/2011 to 12/31/2011	$11.80330	$13.36844	140,793
01/01/2012 to 12/31/2012	$13.36844	$13.81956	64,500
01/01/2013 to 12/31/2013	$13.81956	$12.84354	49,270
01/01/2014 to 12/31/2014	$12.84354	$13.07734	47,069
01/01/2015 to 12/31/2015	$13.07734	$12.90758	44,595
01/01/2016 to 12/31/2016	$12.90758	$12.78798	26,876

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99870	$8.74021	42,565
01/01/2010 to 12/31/2010	$8.74021	$9.54633	136,544
01/01/2011 to 12/31/2011	$9.54633	$11.06416	15,959
01/01/2012 to 12/31/2012	$11.06416	$11.48725	5,759
01/01/2013 to 12/31/2013	$11.48725	$10.48701	0
01/01/2014 to 12/31/2014	$10.48701	$10.87196	0
01/01/2015 to 12/31/2015	$10.87196	$10.77923	0
01/01/2016 to 12/31/2016	$10.77923	$10.73302	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99740	$10.94733	321,734
01/01/2011 to 12/31/2011	$10.94733	$12.86160	271,018
01/01/2012 to 12/31/2012	$12.86160	$13.41290	61,285
01/01/2013 to 12/31/2013	$13.41290	$12.18147	0
01/01/2014 to 12/31/2014	$12.18147	$12.80957	0
01/01/2015 to 12/31/2015	$12.80957	$12.73236	0
01/01/2016 to 12/31/2016	$12.73236	$12.68746	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99805	$11.95414	267,826
01/01/2012 to 12/31/2012	$11.95414	$12.35609	378,181
01/01/2013 to 12/31/2013	$12.35609	$10.89052	0
01/01/2014 to 12/31/2014	$10.89052	$11.73807	0
01/01/2015 to 12/31/2015	$11.73807	$11.70319	0
01/01/2016 to 12/31/2016	$11.70319	$11.63822	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99741	$10.34131	191,258
01/01/2013 to 12/31/2013	$10.34131	$9.06883	633,312
01/01/2014 to 12/31/2014	$9.06883	$9.97388	322,215
01/01/2015 to 12/31/2015	$9.97388	$10.00385	85,634
01/01/2016 to 12/31/2016	$10.00385	$9.95659	80,949
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99870	$8.70101	764,697
01/01/2014 to 12/31/2014	$8.70101	$9.73699	307,198
01/01/2015 to 12/31/2015	$9.73699	$9.77888	46,319
01/01/2016 to 12/31/2016	$9.77888	$9.73222	42,807
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99870	$11.24037	239,532
01/01/2015 to 12/31/2015	$11.24037	$11.19624	752,149
01/01/2016 to 12/31/2016	$11.19624	$11.20465	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99870	$9.88280	142,665
01/01/2016 to 12/31/2016	$9.88280	$9.85215	377,583
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99741	$9.82484	850,575
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14482	$10.29084	0
01/01/2010 to 12/31/2010	$10.29084	$11.42897	0
01/01/2011 to 12/31/2011	$11.42897	$10.50609	0
01/01/2012 to 12/31/2012	$10.50609	$11.61712	0
01/01/2013 to 12/31/2013	$11.61712	$14.91058	0
01/01/2014 to 12/31/2014	$14.91058	$16.05588	0
01/01/2015 to 12/31/2015	$16.05588	$14.93239	0
01/01/2016 to 12/31/2016	$14.93239	$16.58765	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$11.08292	$7.55860	1,010,108
01/01/2009 to 12/31/2009	$7.55860	$9.25117	1,085,202
01/01/2010 to 12/31/2010	$9.25117	$10.24289	916,818
01/01/2011 to 12/31/2011	$10.24289	$9.76047	877,706
01/01/2012 to 12/31/2012	$9.76047	$10.83930	826,307
01/01/2013 to 12/31/2013	$10.83930	$12.98607	698,638
01/01/2014 to 12/31/2014	$12.98607	$13.56875	693,405
01/01/2015 to 12/31/2015	$13.56875	$13.32137	588,204
01/01/2016 to 12/31/2016	$13.32137	$13.89920	537,910
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99805	$11.59271	0
01/01/2014 to 12/31/2014	$11.59271	$12.86175	1,718
01/01/2015 to 12/31/2015	$12.86175	$12.11165	1,044
01/01/2016 to 12/31/2016	$12.11165	$13.59022	937
AST Cohen & Steers Realty Portfolio
01/28/2008 to 12/31/2008	$12.50093	$7.90995	4,938
01/01/2009 to 12/31/2009	$7.90995	$10.19073	8,670
01/01/2010 to 12/31/2010	$10.19073	$12.80753	3,505
01/01/2011 to 12/31/2011	$12.80753	$13.33217	3,211
01/01/2012 to 12/31/2012	$13.33217	$15.01728	3,941
01/01/2013 to 12/31/2013	$15.01728	$15.12482	604
01/01/2014 to 12/31/2014	$15.12482	$19.33649	3,280
01/01/2015 to 12/31/2015	$19.33649	$19.79807	1,453
01/01/2016 to 12/31/2016	$19.79807	$20.26624	547
AST DeAm Small-Cap Value Portfolio
01/28/2008 to 07/18/2008	$8.77485	$8.54936	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99805	$9.64271	0
01/01/2014 to 12/31/2014	$9.64271	$9.89714	0
01/01/2015 to 12/31/2015	$9.89714	$9.65573	0
01/01/2016 to 12/31/2016	$9.65573	$9.86075	0
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10341	$7.47127	4,420
01/01/2009 to 12/31/2009	$7.47127	$8.84522	11,383
01/01/2010 to 12/31/2010	$8.84522	$9.78877	3,789
01/01/2011 to 12/31/2011	$9.78877	$9.32332	1,261
01/01/2012 to 12/31/2012	$9.32332	$10.34590	701
01/01/2013 to 12/31/2013	$10.34590	$12.04573	200
01/01/2014 to 12/31/2014	$12.04573	$12.43607	566
01/01/2015 to 10/16/2015	$12.43607	$12.33595	0
AST FI Pyramis® Quantitative Portfolio
01/28/2008 to 12/31/2008	$10.63345	$7.13527	77,210
01/01/2009 to 12/31/2009	$7.13527	$8.63008	113,426
01/01/2010 to 12/31/2010	$8.63008	$9.63844	60,833
01/01/2011 to 12/31/2011	$9.63844	$9.27120	70,464
01/01/2012 to 12/31/2012	$9.27120	$10.01640	63,222
01/01/2013 to 12/31/2013	$10.01640	$11.22551	44,638
01/01/2014 to 12/31/2014	$11.22551	$11.30784	47,803
01/01/2015 to 12/31/2015	$11.30784	$11.15218	38,006
01/01/2016 to 12/31/2016	$11.15218	$11.35465	32,407

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99806	$7.44902	721
01/01/2009 to 11/13/2009	$7.44902	$8.28018	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99806	$10.69671	77,217
01/01/2013 to 12/31/2013	$10.69671	$13.00237	31,998
01/01/2014 to 12/31/2014	$13.00237	$13.10104	59,676
01/01/2015 to 10/16/2015	$13.10104	$12.48296	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99805	$10.76457	0
01/01/2014 to 12/31/2014	$10.76457	$10.78118	0
01/01/2015 to 10/16/2015	$10.78118	$10.23331	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17473	$6.09375	440
01/01/2009 to 12/31/2009	$6.09375	$8.03953	634
01/01/2010 to 12/31/2010	$8.03953	$9.43708	249
01/01/2011 to 12/31/2011	$9.43708	$8.75182	338
01/01/2012 to 12/31/2012	$8.75182	$10.83725	906
01/01/2013 to 12/31/2013	$10.83725	$11.04335	249
01/01/2014 to 12/31/2014	$11.04335	$12.28611	760
01/01/2015 to 12/31/2015	$12.28611	$11.98737	214
01/01/2016 to 12/31/2016	$11.98737	$11.81190	93
AST Goldman Sachs Concentrated Growth Portfolio
01/28/2008 to 12/31/2008	$11.42756	$7.45948	3,671
01/01/2009 to 12/31/2009	$7.45948	$10.88318	6,657
01/01/2010 to 12/31/2010	$10.88318	$11.72159	1,100
01/01/2011 to 12/31/2011	$11.72159	$10.99420	1,578
01/01/2012 to 12/31/2012	$10.99420	$12.85807	2,631
01/01/2013 to 12/31/2013	$12.85807	$16.29101	1,153
01/01/2014 to 02/07/2014	$16.29101	$16.01483	0
AST Goldman Sachs Large-Cap Value Portfolio
01/28/2008 to 12/31/2008	$11.11978	$6.94919	0
01/01/2009 to 12/31/2009	$6.94919	$8.08841	2,100
01/01/2010 to 12/31/2010	$8.08841	$8.91678	1,081
01/01/2011 to 12/31/2011	$8.91678	$8.22741	1,036
01/01/2012 to 12/31/2012	$8.22741	$9.61437	942
01/01/2013 to 12/31/2013	$9.61437	$12.53839	188
01/01/2014 to 12/31/2014	$12.53839	$13.85256	853
01/01/2015 to 12/31/2015	$13.85256	$12.90268	1,865
01/01/2016 to 12/31/2016	$12.90268	$14.05531	1,332
AST Goldman Sachs Mid-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$11.48387	$7.35455	357
01/01/2009 to 12/31/2009	$7.35455	$11.28278	6,861
01/01/2010 to 12/31/2010	$11.28278	$13.20290	1,484
01/01/2011 to 12/31/2011	$13.20290	$12.50997	421
01/01/2012 to 12/31/2012	$12.50997	$14.61247	613
01/01/2013 to 12/31/2013	$14.61247	$18.86385	177
01/01/2014 to 12/31/2014	$18.86385	$20.54525	294
01/01/2015 to 12/31/2015	$20.54525	$18.92287	181
01/01/2016 to 12/31/2016	$18.92287	$18.78429	88

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08908	$7.57974	41,603
01/01/2009 to 12/31/2009	$7.57974	$9.13296	39,937
01/01/2010 to 12/31/2010	$9.13296	$9.95339	15,978
01/01/2011 to 12/31/2011	$9.95339	$9.67119	14,067
01/01/2012 to 12/31/2012	$9.67119	$10.40086	14,865
01/01/2013 to 12/31/2013	$10.40086	$11.15460	1,033
01/01/2014 to 12/31/2014	$11.15460	$11.33341	2,898
01/01/2015 to 12/31/2015	$11.33341	$10.96706	2,031
01/01/2016 to 12/31/2016	$10.96706	$11.27351	964
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03294	$7.61489	196
01/01/2009 to 12/31/2009	$7.61489	$9.43289	1,519
01/01/2010 to 12/31/2010	$9.43289	$11.67774	812
01/01/2011 to 12/31/2011	$11.67774	$11.55295	525
01/01/2012 to 12/31/2012	$11.55295	$13.05185	136
01/01/2013 to 12/31/2013	$13.05185	$17.69313	59
01/01/2014 to 12/31/2014	$17.69313	$18.52211	54
01/01/2015 to 12/31/2015	$18.52211	$17.09407	28
01/01/2016 to 12/31/2016	$17.09407	$20.75308	21
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
01/28/2008 to 12/31/2008	$10.42384	$10.41951	21,163
01/01/2009 to 12/31/2009	$10.41951	$10.20039	15,466
01/01/2010 to 12/31/2010	$10.20039	$9.96381	7,396
01/01/2011 to 12/31/2011	$9.96381	$9.73281	7,547
01/01/2012 to 12/31/2012	$9.73281	$9.50507	7,083
01/01/2013 to 12/31/2013	$9.50507	$9.28223	1,451
01/01/2014 to 12/31/2014	$9.28223	$9.06470	6,611
01/01/2015 to 12/31/2015	$9.06470	$8.85208	4,632
01/01/2016 to 12/31/2016	$8.85208	$8.64524	814
AST High Yield Portfolio
01/28/2008 to 12/31/2008	$10.45468	$7.68488	398
01/01/2009 to 12/31/2009	$7.68488	$10.17299	4,020
01/01/2010 to 12/31/2010	$10.17299	$11.27582	2,520
01/01/2011 to 12/31/2011	$11.27582	$11.36141	2,172
01/01/2012 to 12/31/2012	$11.36141	$12.63400	1,058
01/01/2013 to 12/31/2013	$12.63400	$13.22374	328
01/01/2014 to 12/31/2014	$13.22374	$13.24410	856
01/01/2015 to 12/31/2015	$13.24410	$12.47275	132
01/01/2016 to 12/31/2016	$12.47275	$14.05647	69
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
01/28/2008 to 12/31/2008	$10.87476	$6.57126	1,570
01/01/2009 to 12/31/2009	$6.57126	$7.66428	198
01/01/2010 to 12/31/2010	$7.66428	$8.46960	148
01/01/2011 to 12/31/2011	$8.46960	$7.92531	252
01/01/2012 to 12/31/2012	$7.92531	$9.04621	1,161
01/01/2013 to 12/31/2013	$9.04621	$12.35572	404
01/01/2014 to 12/31/2014	$12.35572	$13.72490	918
01/01/2015 to 12/31/2015	$13.72490	$12.35290	293
01/01/2016 to 12/31/2016	$12.35290	$14.46309	152

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST International Growth Portfolio
01/28/2008 to 12/31/2008	$10.93443	$5.96394	0
01/01/2009 to 12/31/2009	$5.96394	$7.87947	939
01/01/2010 to 12/31/2010	$7.87947	$8.81046	857
01/01/2011 to 12/31/2011	$8.81046	$7.49214	840
01/01/2012 to 12/31/2012	$7.49214	$8.80639	1,403
01/01/2013 to 12/31/2013	$8.80639	$10.23888	477
01/01/2014 to 12/31/2014	$10.23888	$9.44636	1,209
01/01/2015 to 12/31/2015	$9.44636	$9.51530	117
01/01/2016 to 12/31/2016	$9.51530	$8.94166	30
AST International Value Portfolio
01/28/2008 to 12/31/2008	$11.10532	$6.80473	211
01/01/2009 to 12/31/2009	$6.80473	$8.67192	352
01/01/2010 to 12/31/2010	$8.67192	$9.40731	294
01/01/2011 to 12/31/2011	$9.40731	$8.03400	651
01/01/2012 to 12/31/2012	$8.03400	$9.15374	1,569
01/01/2013 to 12/31/2013	$9.15374	$10.67949	657
01/01/2014 to 12/31/2014	$10.67949	$9.73007	1,324
01/01/2015 to 12/31/2015	$9.73007	$9.57964	491
01/01/2016 to 12/31/2016	$9.57964	$9.40981	283
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11160	$7.10587	8,368
01/01/2009 to 12/31/2009	$7.10587	$8.78979	22,236
01/01/2010 to 12/31/2010	$8.78979	$9.76990	14,152
01/01/2011 to 12/31/2011	$9.76990	$9.48685	15,328
01/01/2012 to 12/31/2012	$9.48685	$10.52253	15,130
01/01/2013 to 12/31/2013	$10.52253	$11.94908	1,953
01/01/2014 to 12/31/2014	$11.94908	$12.41164	5,316
01/01/2015 to 12/31/2015	$12.41164	$11.99374	3,530
01/01/2016 to 12/31/2016	$11.99374	$12.32440	1,655
AST J.P. Morgan International Equity Portfolio
01/28/2008 to 12/31/2008	$12.32066	$7.76920	2,506
01/01/2009 to 12/31/2009	$7.76920	$10.30935	1,547
01/01/2010 to 12/31/2010	$10.30935	$10.78967	1,698
01/01/2011 to 12/31/2011	$10.78967	$9.57288	1,602
01/01/2012 to 12/31/2012	$9.57288	$11.39642	3,118
01/01/2013 to 12/31/2013	$11.39642	$12.83891	366
01/01/2014 to 12/31/2014	$12.83891	$11.73973	1,008
01/01/2015 to 12/31/2015	$11.73973	$11.14411	444
01/01/2016 to 12/31/2016	$11.14411	$11.09379	151
AST J.P. Morgan Strategic Opportunities Portfolio
01/28/2008 to 12/31/2008	$11.67948	$9.17983	42,808
01/01/2009 to 12/31/2009	$9.17983	$10.93860	69,886
01/01/2010 to 12/31/2010	$10.93860	$11.46408	48,964
01/01/2011 to 12/31/2011	$11.46408	$11.22194	51,363
01/01/2012 to 12/31/2012	$11.22194	$12.13323	54,810
01/01/2013 to 12/31/2013	$12.13323	$13.15612	34,723
01/01/2014 to 12/31/2014	$13.15612	$13.54784	40,934
01/01/2015 to 12/31/2015	$13.54784	$13.20605	38,748
01/01/2016 to 12/31/2016	$13.20605	$13.39226	33,430

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08344	$10.28106	0
01/01/2010 to 12/31/2010	$10.28106	$11.17641	0
01/01/2011 to 12/31/2011	$11.17641	$10.98718	0
01/01/2012 to 12/31/2012	$10.98718	$12.35872	0
01/01/2013 to 12/31/2013	$12.35872	$16.47370	0
01/01/2014 to 12/31/2014	$16.47370	$17.61656	0
01/01/2015 to 12/31/2015	$17.61656	$19.03320	0
01/01/2016 to 12/31/2016	$19.03320	$18.31588	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$11.45714	$7.01082	3,350
01/01/2009 to 12/31/2009	$7.01082	$8.88395	468
01/01/2010 to 12/31/2010	$8.88395	$10.38934	368
01/01/2011 to 12/31/2011	$10.38934	$10.05351	623
01/01/2012 to 12/31/2012	$10.05351	$11.02169	1,769
01/01/2013 to 12/31/2013	$11.02169	$14.70413	996
01/01/2014 to 12/31/2014	$14.70413	$15.88010	4,971
01/01/2015 to 12/31/2015	$15.88010	$17.06978	2,930
01/01/2016 to 12/31/2016	$17.06978	$17.60021	556
AST Lord Abbett Core Fixed Income Portfolio
01/28/2008 to 12/31/2008	$10.74007	$8.23450	0
01/01/2009 to 12/31/2009	$8.23450	$10.82420	83
01/01/2010 to 12/31/2010	$10.82420	$11.98856	7
01/01/2011 to 12/31/2011	$11.98856	$12.89882	6
01/01/2012 to 12/31/2012	$12.89882	$13.34298	5
01/01/2013 to 12/31/2013	$13.34298	$12.76958	0
01/01/2014 to 12/31/2014	$12.76958	$13.26704	0
01/01/2015 to 12/31/2015	$13.26704	$12.88041	0
01/01/2016 to 12/31/2016	$12.88041	$12.90649	0
AST MFS Global Equity Portfolio
01/28/2008 to 12/31/2008	$12.32121	$8.70708	1,331
01/01/2009 to 12/31/2009	$8.70708	$11.18206	1,357
01/01/2010 to 12/31/2010	$11.18206	$12.23557	355
01/01/2011 to 12/31/2011	$12.23557	$11.57485	1,184
01/01/2012 to 12/31/2012	$11.57485	$13.91170	1,431
01/01/2013 to 12/31/2013	$13.91170	$17.34006	567
01/01/2014 to 12/31/2014	$17.34006	$17.54837	1,262
01/01/2015 to 12/31/2015	$17.54837	$16.88583	579
01/01/2016 to 12/31/2016	$16.88583	$17.66376	372
AST MFS Growth Portfolio
01/28/2008 to 12/31/2008	$11.76137	$8.00884	1,932
01/01/2009 to 12/31/2009	$8.00884	$9.72195	272
01/01/2010 to 12/31/2010	$9.72195	$10.70795	221
01/01/2011 to 12/31/2011	$10.70795	$10.39520	227
01/01/2012 to 12/31/2012	$10.39520	$11.88543	2,247
01/01/2013 to 12/31/2013	$11.88543	$15.86746	1,039
01/01/2014 to 12/31/2014	$15.86746	$16.84521	2,218
01/01/2015 to 12/31/2015	$16.84521	$17.63956	983
01/01/2016 to 12/31/2016	$17.63956	$17.55627	117
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99806	$10.17007	0
01/01/2013 to 12/31/2013	$10.17007	$13.35869	0
01/01/2014 to 12/31/2014	$13.35869	$14.37859	0
01/01/2015 to 12/31/2015	$14.37859	$13.94007	0
01/01/2016 to 12/31/2016	$13.94007	$15.44460	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02796	$10.05848	0
01/01/2012 to 12/31/2012	$10.05848	$10.30092	0
01/01/2013 to 12/31/2013	$10.30092	$9.77441	0
01/01/2014 to 12/31/2014	$9.77441	$10.03700	0
01/01/2015 to 10/16/2015	$10.03700	$9.95412	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$13.21122	$8.31062	1,049
01/01/2009 to 12/31/2009	$8.31062	$10.53340	75
01/01/2010 to 12/31/2010	$10.53340	$13.23656	96
01/01/2011 to 12/31/2011	$13.23656	$13.14474	218
01/01/2012 to 12/31/2012	$13.14474	$14.42559	370
01/01/2013 to 12/31/2013	$14.42559	$18.68162	190
01/01/2014 to 12/31/2014	$18.68162	$19.69212	323
01/01/2015 to 10/16/2015	$19.69212	$20.08026	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$10.85239	$7.01698	0
01/01/2009 to 12/31/2009	$7.01698	$8.39867	2,590
01/01/2010 to 12/31/2010	$8.39867	$9.86421	1,464
01/01/2011 to 04/29/2011	$9.86421	$11.03877	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/28/2008 to 12/31/2008	$10.68846	$6.64824	0
01/01/2009 to 12/31/2009	$6.64824	$9.13115	581
01/01/2010 to 12/31/2010	$9.13115	$11.00702	434
01/01/2011 to 12/31/2011	$11.00702	$10.48229	501
01/01/2012 to 12/31/2012	$10.48229	$11.98952	446
01/01/2013 to 12/31/2013	$11.98952	$16.62711	243
01/01/2014 to 12/31/2014	$16.62711	$18.55123	458
01/01/2015 to 12/31/2015	$18.55123	$17.09517	306
01/01/2016 to 12/31/2016	$17.09517	$19.73901	106
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99806	$10.27427	0
01/01/2013 to 12/31/2013	$10.27427	$11.93134	24,783
01/01/2014 to 12/31/2014	$11.93134	$12.25039	23,051
01/01/2015 to 12/31/2015	$12.25039	$11.81473	23,051
01/01/2016 to 12/31/2016	$11.81473	$12.03704	23,051
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10080	$5.55599	495
01/01/2009 to 12/31/2009	$5.55599	$9.03476	6,027
01/01/2010 to 12/31/2010	$9.03476	$10.78803	3,932
01/01/2011 to 12/31/2011	$10.78803	$8.39970	3,195
01/01/2012 to 12/31/2012	$8.39970	$9.67324	4,834
01/01/2013 to 12/31/2013	$9.67324	$9.46757	861
01/01/2014 to 12/31/2014	$9.46757	$8.81265	3,427
01/01/2015 to 12/31/2015	$8.81265	$7.16639	1,963
01/01/2016 to 12/31/2016	$7.16639	$7.86389	986

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$10.97947	$8.82842	429,066
01/01/2009 to 12/31/2009	$8.82842	$10.34895	473,341
01/01/2010 to 12/31/2010	$10.34895	$11.17484	323,575
01/01/2011 to 12/31/2011	$11.17484	$11.02215	370,598
01/01/2012 to 12/31/2012	$11.02215	$11.88005	385,498
01/01/2013 to 12/31/2013	$11.88005	$12.67036	338,517
01/01/2014 to 12/31/2014	$12.67036	$13.08808	324,017
01/01/2015 to 12/31/2015	$13.08808	$12.79957	298,301
01/01/2016 to 12/31/2016	$12.79957	$13.19084	239,021
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01797	$10.05834	0
01/01/2012 to 12/31/2012	$10.05834	$10.52055	0
01/01/2013 to 12/31/2013	$10.52055	$10.03630	0
01/01/2014 to 12/31/2014	$10.03630	$10.39519	0
01/01/2015 to 12/31/2015	$10.39519	$10.12429	0
01/01/2016 to 12/31/2016	$10.12429	$10.30370	0
AST Prudential Growth Allocation Portfolio
01/28/2008 to 12/31/2008	$10.56178	$6.56573	246,601
01/01/2009 to 12/31/2009	$6.56573	$8.07740	329,270
01/01/2010 to 12/31/2010	$8.07740	$9.38845	220,875
01/01/2011 to 12/31/2011	$9.38845	$8.59890	216,302
01/01/2012 to 12/31/2012	$8.59890	$9.48199	193,691
01/01/2013 to 12/31/2013	$9.48199	$10.83639	156,305
01/01/2014 to 12/31/2014	$10.83639	$11.55577	169,337
01/01/2015 to 12/31/2015	$11.55577	$11.21575	187,227
01/01/2016 to 12/31/2016	$11.21575	$12.05904	161,439
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99805	$11.62060	0
01/01/2014 to 12/31/2014	$11.62060	$13.07806	0
01/01/2015 to 12/31/2015	$13.07806	$12.96859	0
01/01/2016 to 12/31/2016	$12.96859	$14.04025	0
AST QMA US Equity Alpha Portfolio
01/28/2008 to 12/31/2008	$10.42121	$6.78257	1,023
01/01/2009 to 12/31/2009	$6.78257	$8.06902	1,004
01/01/2010 to 12/31/2010	$8.06902	$9.06578	330
01/01/2011 to 12/31/2011	$9.06578	$9.15966	639
01/01/2012 to 12/31/2012	$9.15966	$10.62664	886
01/01/2013 to 12/31/2013	$10.62664	$13.74292	182
01/01/2014 to 12/31/2014	$13.74292	$15.73097	967
01/01/2015 to 12/31/2015	$15.73097	$15.83530	0
01/01/2016 to 12/31/2016	$15.83530	$17.76097	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99805	$8.85770	0
01/01/2012 to 12/31/2012	$8.85770	$9.78786	0
01/01/2013 to 12/31/2013	$9.78786	$11.69938	0
01/01/2014 to 12/31/2014	$11.69938	$12.16784	0
01/01/2015 to 12/31/2015	$12.16784	$11.90051	0
01/01/2016 to 12/31/2016	$11.90051	$12.35697	0
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08090	$7.31182	6,393
01/01/2009 to 12/31/2009	$7.31182	$8.81043	26,680
01/01/2010 to 12/31/2010	$8.81043	$9.62933	14,069
01/01/2011 to 12/31/2011	$9.62933	$9.23314	13,675
01/01/2012 to 12/31/2012	$9.23314	$9.94347	14,543
01/01/2013 to 12/31/2013	$9.94347	$10.91832	2,936
01/01/2014 to 12/31/2014	$10.91832	$11.21041	10,478
01/01/2015 to 12/31/2015	$11.21041	$10.92944	6,726
01/01/2016 to 12/31/2016	$10.92944	$11.18774	2,381
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09908	$6.66587	23,995
01/01/2009 to 12/31/2009	$6.66587	$8.25745	52,737
01/01/2010 to 12/31/2010	$8.25745	$9.22051	48,903
01/01/2011 to 12/31/2011	$9.22051	$8.78960	68,487
01/01/2012 to 12/31/2012	$8.78960	$9.94819	83,202
01/01/2013 to 12/31/2013	$9.94819	$11.46955	33,634
01/01/2014 to 12/31/2014	$11.46955	$11.80919	71,237
01/01/2015 to 12/31/2015	$11.80919	$11.46976	67,424
01/01/2016 to 12/31/2016	$11.46976	$11.96528	49,922
AST Schroders Multi-Asset World Strategies Portfolio
01/28/2008 to 12/31/2008	$11.02914	$7.96384	2,639
01/01/2009 to 12/31/2009	$7.96384	$9.90919	13,532
01/01/2010 to 12/31/2010	$9.90919	$10.82004	17,205
01/01/2011 to 12/31/2011	$10.82004	$10.20959	26,556
01/01/2012 to 12/31/2012	$10.20959	$11.08032	27,180
01/01/2013 to 12/31/2013	$11.08032	$12.37893	24,477
01/01/2014 to 12/31/2014	$12.37893	$12.45572	27,620
01/01/2015 to 10/16/2015	$12.45572	$12.04733	0
AST Small-Cap Growth Opportunities Portfolio
01/28/2008 to 12/31/2008	$11.63602	$7.12207	2,202
01/01/2009 to 12/31/2009	$7.12207	$9.22684	394
01/01/2010 to 12/31/2010	$9.22684	$11.94334	333
01/01/2011 to 12/31/2011	$11.94334	$10.13435	455
01/01/2012 to 12/31/2012	$10.13435	$11.88298	1,890
01/01/2013 to 12/31/2013	$11.88298	$16.34042	986
01/01/2014 to 12/31/2014	$16.34042	$16.74582	1,952
01/01/2015 to 12/31/2015	$16.74582	$16.57160	889
01/01/2016 to 12/31/2016	$16.57160	$17.43011	71
AST Small-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$9.25163	$6.55254	0
01/01/2009 to 12/31/2009	$6.55254	$8.56868	816
01/01/2010 to 12/31/2010	$8.56868	$11.41543	848
01/01/2011 to 12/31/2011	$11.41543	$11.03913	1,023
01/01/2012 to 12/31/2012	$11.03913	$12.09260	1,705
01/01/2013 to 12/31/2013	$12.09260	$15.96302	546
01/01/2014 to 12/31/2014	$15.96302	$16.18421	1,167
01/01/2015 to 12/31/2015	$16.18421	$15.92904	377
01/01/2016 to 12/31/2016	$15.92904	$17.43528	194

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Small-Cap Value Portfolio
01/28/2008 to 12/31/2008	$10.63940	$7.84951	367
01/01/2009 to 12/31/2009	$7.84951	$9.73526	2,653
01/01/2010 to 12/31/2010	$9.73526	$11.97857	1,794
01/01/2011 to 12/31/2011	$11.97857	$10.99907	1,744
01/01/2012 to 12/31/2012	$10.99907	$12.69158	2,617
01/01/2013 to 12/31/2013	$12.69158	$17.02979	692
01/01/2014 to 12/31/2014	$17.02979	$17.50673	2,113
01/01/2015 to 12/31/2015	$17.50673	$16.35950	753
01/01/2016 to 12/31/2016	$16.35950	$20.64283	341
AST T. Rowe Price Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$11.18796	$8.49143	44,820
01/01/2009 to 12/31/2009	$8.49143	$10.29409	47,230
01/01/2010 to 12/31/2010	$10.29409	$11.21247	24,429
01/01/2011 to 12/31/2011	$11.21247	$11.16742	43,287
01/01/2012 to 12/31/2012	$11.16742	$12.37714	52,954
01/01/2013 to 12/31/2013	$12.37714	$14.12173	45,848
01/01/2014 to 12/31/2014	$14.12173	$14.60153	53,365
01/01/2015 to 12/31/2015	$14.60153	$14.26522	44,935
01/01/2016 to 12/31/2016	$14.26522	$14.98261	39,470
AST T. Rowe Price Equity Income Portfolio
01/28/2008 to 12/31/2008	$10.66438	$6.49175	224
01/01/2009 to 12/31/2009	$6.49175	$7.84819	256
01/01/2010 to 12/31/2010	$7.84819	$8.67938	76
01/01/2011 to 12/31/2011	$8.67938	$8.33725	92
01/01/2012 to 12/31/2012	$8.33725	$9.54602	609
01/01/2013 to 12/31/2013	$9.54602	$12.08978	180
01/01/2014 to 12/31/2014	$12.08978	$12.68801	2,617
01/01/2015 to 10/16/2015	$12.68801	$11.69740	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$9.81969	$6.38989	2,690
01/01/2009 to 12/31/2009	$6.38989	$9.57062	6,922
01/01/2010 to 12/31/2010	$9.57062	$10.82419	3,376
01/01/2011 to 12/31/2011	$10.82419	$10.39166	4,086
01/01/2012 to 12/31/2012	$10.39166	$11.93199	3,118
01/01/2013 to 12/31/2013	$11.93199	$16.78258	1,088
01/01/2014 to 12/31/2014	$16.78258	$17.75700	2,489
01/01/2015 to 12/31/2015	$17.75700	$19.00264	3,549
01/01/2016 to 12/31/2016	$19.00264	$19.05908	1,928
AST T. Rowe Price Natural Resources Portfolio
01/28/2008 to 12/31/2008	$16.30576	$8.84840	5,478
01/01/2009 to 12/31/2009	$8.84840	$12.90519	10,753
01/01/2010 to 12/31/2010	$12.90519	$15.18062	8,631
01/01/2011 to 12/31/2011	$15.18062	$12.61357	7,375
01/01/2012 to 12/31/2012	$12.61357	$12.76287	8,434
01/01/2013 to 12/31/2013	$12.76287	$14.38078	1,787
01/01/2014 to 12/31/2014	$14.38078	$12.86942	4,971
01/01/2015 to 12/31/2015	$12.86942	$10.14785	2,404
01/01/2016 to 12/31/2016	$10.14785	$12.35007	1,016

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/28/2008 to 12/31/2008	$10.68060	$9.94523	1,121
01/01/2009 to 12/31/2009	$9.94523	$10.88888	3,583
01/01/2010 to 12/31/2010	$10.88888	$11.24447	1,929
01/01/2011 to 12/31/2011	$11.24447	$11.43423	2,976
01/01/2012 to 12/31/2012	$11.43423	$11.74926	2,615
01/01/2013 to 12/31/2013	$11.74926	$11.04321	847
01/01/2014 to 12/31/2014	$11.04321	$10.84436	2,059
01/01/2015 to 12/31/2015	$10.84436	$10.10106	1,045
01/01/2016 to 12/31/2016	$10.10106	$10.29462	609
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
01/28/2008 to 12/31/2008	$11.69270	$7.65994	1,534
01/01/2009 to 12/31/2009	$7.65994	$8.84617	1,092
01/01/2010 to 12/31/2010	$8.84617	$9.71381	17
01/01/2011 to 12/31/2011	$9.71381	$9.43980	31
01/01/2012 to 12/31/2012	$9.43980	$10.45358	70
01/01/2013 to 12/31/2013	$10.45358	$13.74383	32
01/01/2014 to 12/31/2014	$13.74383	$13.63066	0
01/01/2015 to 12/31/2015	$13.63066	$12.50394	0
01/01/2016 to 12/31/2016	$12.50394	$12.96001	0
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
01/28/2008 to 12/31/2008	$10.66099	$6.96134	590
01/01/2009 to 12/31/2009	$6.96134	$9.44177	178
01/01/2010 to 12/31/2010	$9.44177	$11.39740	130
01/01/2011 to 12/31/2011	$11.39740	$10.74656	478
01/01/2012 to 12/31/2012	$10.74656	$12.42636	976
01/01/2013 to 12/31/2013	$12.42636	$16.06886	242
01/01/2014 to 12/31/2014	$16.06886	$18.04127	527
01/01/2015 to 12/31/2015	$18.04127	$16.45398	121
01/01/2016 to 12/31/2016	$16.45398	$18.31825	52
AST Wellington Management Hedged Equity Portfolio
01/28/2008 to 12/31/2008	$10.95433	$6.80133	27,126
01/01/2009 to 12/31/2009	$6.80133	$8.53031	39,598
01/01/2010 to 12/31/2010	$8.53031	$9.54965	60,375
01/01/2011 to 12/31/2011	$9.54965	$9.00389	81,176
01/01/2012 to 12/31/2012	$9.00389	$9.76038	87,075
01/01/2013 to 12/31/2013	$9.76038	$11.48593	38,272
01/01/2014 to 12/31/2014	$11.48593	$11.83416	71,358
01/01/2015 to 12/31/2015	$11.83416	$11.48369	42,912
01/01/2016 to 12/31/2016	$11.48369	$11.94687	26,168
AST Western Asset Core Plus Bond Portfolio
01/28/2008 to 12/31/2008	$10.22146	$9.22959	1,490
01/01/2009 to 12/31/2009	$9.22959	$10.06145	1,648
01/01/2010 to 12/31/2010	$10.06145	$10.59188	443
01/01/2011 to 12/31/2011	$10.59188	$10.96730	825
01/01/2012 to 12/31/2012	$10.96730	$11.55093	819
01/01/2013 to 12/31/2013	$11.55093	$11.11182	151
01/01/2014 to 12/31/2014	$11.11182	$11.63245	694
01/01/2015 to 12/31/2015	$11.63245	$11.50029	506
01/01/2016 to 12/31/2016	$11.50029	$11.80972	260

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07792	$6.61132	9,018
01/01/2009 to 12/31/2009	$6.61132	$8.39751	11,348
01/01/2010 to 12/31/2010	$8.39751	$9.04060	50,679
01/01/2011 to 12/31/2011	$9.04060	$8.68157	70,672
01/01/2012 to 09/21/2012	$8.68157	$9.67628	0
*Denotes the start date of these sub-accounts

PREMIER X SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Lifetime Five Income Benefit, OR Highest Daily Lifetime Five Income Benefit, and Combination 5% roll-up and HAV Death Benefit (2.65%) OR Lifetime Five Income Benefit and Highest Daily Value Death Benefit (2.65%) OR HD GRO 60 bps and Combo DB (2.65%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.48036	$11.14839	9,513,202
01/01/2008 to 12/31/2008	$11.14839	$7.40344	7,413,875
01/01/2009 to 12/31/2009	$7.40344	$8.96902	7,030,223
01/01/2010 to 12/31/2010	$8.96902	$9.78297	6,858,600
01/01/2011 to 12/31/2011	$9.78297	$9.27735	6,210,983
01/01/2012 to 12/31/2012	$9.27735	$10.17322	5,961,392
01/01/2013 to 12/31/2013	$10.17322	$10.89914	5,686,203
01/01/2014 to 12/31/2014	$10.89914	$11.02310	5,422,070
01/01/2015 to 12/31/2015	$11.02310	$10.39274	4,973,446
01/01/2016 to 12/31/2016	$10.39274	$10.76661	4,635,472
AST Advanced Strategies Portfolio
01/01/2007 to 12/31/2007	$10.42437	$11.11930	3,164,345
01/01/2008 to 12/31/2008	$11.11930	$7.60358	1,725,561
01/01/2009 to 12/31/2009	$7.60358	$9.34808	1,731,372
01/01/2010 to 12/31/2010	$9.34808	$10.35508	1,737,945
01/01/2011 to 12/31/2011	$10.35508	$10.09954	1,612,906
01/01/2012 to 12/31/2012	$10.09954	$11.18121	1,625,897
01/01/2013 to 12/31/2013	$11.18121	$12.69599	1,647,791
01/01/2014 to 12/31/2014	$12.69599	$13.12358	1,563,837
01/01/2015 to 12/31/2015	$13.12358	$12.88738	1,381,469
01/01/2016 to 12/31/2016	$12.88738	$13.44768	1,268,128
AST American Century Income & Growth Portfolio
01/01/2007 to 12/31/2007	$10.95570	$10.65990	0
01/01/2008 to 12/31/2008	$10.65990	$6.77622	0
01/01/2009 to 12/31/2009	$6.77622	$7.77460	0
01/01/2010 to 12/31/2010	$7.77460	$8.62277	0
01/01/2011 to 12/31/2011	$8.62277	$8.70041	0
01/01/2012 to 05/04/2012	$8.70041	$9.42262	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99785	$11.56196	0
01/01/2014 to 12/31/2014	$11.56196	$12.74684	0
01/01/2015 to 12/31/2015	$12.74684	$12.63216	0
01/01/2016 to 12/31/2016	$12.63216	$13.62402	0
AST Balanced Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.43714	$11.08891	2,661,825
01/01/2008 to 12/31/2008	$11.08891	$7.70197	2,393,135
01/01/2009 to 12/31/2009	$7.70197	$9.25114	2,400,162
01/01/2010 to 12/31/2010	$9.25114	$10.12207	2,355,566
01/01/2011 to 12/31/2011	$10.12207	$9.74128	2,185,346
01/01/2012 to 12/31/2012	$9.74128	$10.67326	2,089,358
01/01/2013 to 12/31/2013	$10.67326	$12.23265	2,128,280
01/01/2014 to 12/31/2014	$12.23265	$12.69397	2,002,840
01/01/2015 to 12/31/2015	$12.69397	$12.42498	1,907,681
01/01/2016 to 12/31/2016	$12.42498	$12.86741	1,808,888

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99785	$9.10848	58,822
01/01/2012 to 12/31/2012	$9.10848	$9.92842	83,056
01/01/2013 to 12/31/2013	$9.92842	$10.72183	87,115
01/01/2014 to 12/31/2014	$10.72183	$10.95626	87,745
01/01/2015 to 12/31/2015	$10.95626	$10.35308	61,724
01/01/2016 to 12/31/2016	$10.35308	$10.78853	60,565
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99785	$10.43226	16,278
01/01/2014 to 12/31/2014	$10.43226	$10.52653	22,445
01/01/2015 to 12/31/2015	$10.52653	$10.28273	19,977
01/01/2016 to 12/31/2016	$10.28273	$10.65379	30,662
AST BlackRock Low Duration Bond Portfolio
01/01/2007 to 12/31/2007	$10.10621	$10.51324	0
01/01/2008 to 12/31/2008	$10.51324	$10.35600	0
01/01/2009 to 12/31/2009	$10.35600	$11.12066	0
01/01/2010 to 12/31/2010	$11.12066	$11.25600	0
01/01/2011 to 12/31/2011	$11.25600	$11.21246	0
01/01/2012 to 12/31/2012	$11.21246	$11.43518	0
01/01/2013 to 12/31/2013	$11.43518	$10.89770	0
01/01/2014 to 12/31/2014	$10.89770	$10.60595	0
01/01/2015 to 12/31/2015	$10.60595	$10.38223	0
01/01/2016 to 12/31/2016	$10.38223	$10.28051	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2007 to 12/31/2007	$10.23796	$10.80078	0
01/01/2008 to 12/31/2008	$10.80078	$10.28416	0
01/01/2009 to 12/31/2009	$10.28416	$11.67439	0
01/01/2010 to 12/31/2010	$11.67439	$12.25079	0
01/01/2011 to 12/31/2011	$12.25079	$12.31439	0
01/01/2012 to 12/31/2012	$12.31439	$13.11417	0
01/01/2013 to 12/31/2013	$13.11417	$12.54085	421
01/01/2014 to 12/31/2014	$12.54085	$12.73400	293
01/01/2015 to 12/31/2015	$12.73400	$12.14376	123
01/01/2016 to 12/31/2016	$12.14376	$12.33114	45
AST Bond Portfolio 2016
05/01/2009* to 12/31/2009	$9.93806	$9.57524	0
01/01/2010 to 12/31/2010	$9.57524	$10.31464	0
01/01/2011 to 12/31/2011	$10.31464	$11.01745	0
01/01/2012 to 12/31/2012	$11.01745	$11.17948	0
01/01/2013 to 12/31/2013	$11.17948	$10.81588	0
01/01/2014 to 12/31/2014	$10.81588	$10.58529	0
01/01/2015 to 12/31/2015	$10.58529	$10.28822	0
01/01/2016 to 12/31/2016	$10.28822	$10.06965	0
AST Bond Portfolio 2018
05/01/2009* to 12/31/2009	$9.92249	$9.64102	0
01/01/2010 to 12/31/2010	$9.64102	$10.44275	0
01/01/2011 to 12/31/2011	$10.44275	$11.55526	0
01/01/2012 to 12/31/2012	$11.55526	$11.89989	0
01/01/2013 to 12/31/2013	$11.89989	$11.22828	0
01/01/2014 to 12/31/2014	$11.22828	$11.22961	0
01/01/2015 to 12/31/2015	$11.22961	$11.02837	0
01/01/2016 to 12/31/2016	$11.02837	$10.91712	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2019
05/01/2009* to 12/31/2009	$9.90527	$9.54205	0
01/01/2010 to 12/31/2010	$9.54205	$10.35185	0
01/01/2011 to 12/31/2011	$10.35185	$11.69598	0
01/01/2012 to 12/31/2012	$11.69598	$12.06112	0
01/01/2013 to 12/31/2013	$12.06112	$11.18201	0
01/01/2014 to 12/31/2014	$11.18201	$11.35782	0
01/01/2015 to 12/31/2015	$11.35782	$11.18304	0
01/01/2016 to 12/31/2016	$11.18304	$11.05256	0
AST Bond Portfolio 2020
05/01/2009* to 12/31/2009	$9.88398	$9.21816	0
01/01/2010 to 12/31/2010	$9.21816	$10.04391	0
01/01/2011 to 12/31/2011	$10.04391	$11.61261	0
01/01/2012 to 12/31/2012	$11.61261	$12.02718	0
01/01/2013 to 12/31/2013	$12.02718	$10.95322	0
01/01/2014 to 12/31/2014	$10.95322	$11.32767	0
01/01/2015 to 12/31/2015	$11.32767	$11.20363	0
01/01/2016 to 12/31/2016	$11.20363	$11.12849	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99713	$10.92078	0
01/01/2011 to 12/31/2011	$10.92078	$12.79918	6,240
01/01/2012 to 12/31/2012	$12.79918	$13.31535	5,629
01/01/2013 to 12/31/2013	$13.31535	$12.06339	0
01/01/2014 to 12/31/2014	$12.06339	$12.65461	0
01/01/2015 to 12/31/2015	$12.65461	$12.54774	0
01/01/2016 to 12/31/2016	$12.54774	$12.47317	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99785	$11.92520	0
01/01/2012 to 12/31/2012	$11.92520	$12.29605	0
01/01/2013 to 12/31/2013	$12.29605	$10.81118	0
01/01/2014 to 12/31/2014	$10.81118	$11.62414	0
01/01/2015 to 12/31/2015	$11.62414	$11.56136	0
01/01/2016 to 12/31/2016	$11.56136	$11.46924	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99714	$10.31600	0
01/01/2013 to 12/31/2013	$10.31600	$9.02469	14,017
01/01/2014 to 12/31/2014	$9.02469	$9.90108	7,818
01/01/2015 to 12/31/2015	$9.90108	$9.90661	0
01/01/2016 to 12/31/2016	$9.90661	$9.83586	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99857	$8.67978	0
01/01/2014 to 12/31/2014	$8.67978	$9.68957	0
01/01/2015 to 12/31/2015	$9.68957	$9.70750	0
01/01/2016 to 12/31/2016	$9.70750	$9.63776	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99857	$11.21298	1,837
01/01/2015 to 12/31/2015	$11.21298	$11.14172	13,456
01/01/2016 to 12/31/2016	$11.14172	$11.12300	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99857	$9.85876	0
01/01/2016 to 12/31/2016	$9.85876	$9.80424	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99714	$9.80104	19,008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14462	$10.28755	0
01/01/2010 to 12/31/2010	$10.28755	$11.39741	611
01/01/2011 to 12/31/2011	$11.39741	$10.45164	0
01/01/2012 to 12/31/2012	$10.45164	$11.52872	0
01/01/2013 to 12/31/2013	$11.52872	$14.76117	0
01/01/2014 to 12/31/2014	$14.76117	$15.85617	0
01/01/2015 to 12/31/2015	$15.85617	$14.71068	0
01/01/2016 to 12/31/2016	$14.71068	$16.30169	0
AST Capital Growth Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.53841	$11.26366	14,519,398
01/01/2008 to 12/31/2008	$11.26366	$7.13880	10,792,029
01/01/2009 to 12/31/2009	$7.13880	$8.71609	10,722,487
01/01/2010 to 12/31/2010	$8.71609	$9.62683	10,215,665
01/01/2011 to 12/31/2011	$9.62683	$9.15110	9,161,428
01/01/2012 to 12/31/2012	$9.15110	$10.13777	8,781,480
01/01/2013 to 12/31/2013	$10.13777	$12.11600	8,497,056
01/01/2014 to 12/31/2014	$12.11600	$12.62887	8,074,737
01/01/2015 to 12/31/2015	$12.62887	$12.36842	7,439,481
01/01/2016 to 12/31/2016	$12.36842	$12.87366	7,041,907
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99785	$11.56863	0
01/01/2014 to 12/31/2014	$11.56863	$12.80378	0
01/01/2015 to 12/31/2015	$12.80378	$12.02773	0
01/01/2016 to 12/31/2016	$12.02773	$13.46325	0
AST Cohen & Steers Realty Portfolio
01/01/2007 to 12/31/2007	$12.04192	$9.39077	0
01/01/2008 to 12/31/2008	$9.39077	$5.94127	0
01/01/2009 to 12/31/2009	$5.94127	$7.63580	0
01/01/2010 to 12/31/2010	$7.63580	$9.57317	0
01/01/2011 to 12/31/2011	$9.57317	$9.94110	0
01/01/2012 to 12/31/2012	$9.94110	$11.17037	0
01/01/2013 to 12/31/2013	$11.17037	$11.22290	680
01/01/2014 to 12/31/2014	$11.22290	$14.31323	406
01/01/2015 to 12/31/2015	$14.31323	$14.61918	155
01/01/2016 to 12/31/2016	$14.61918	$14.92854	58
AST DeAm Small-Cap Value Portfolio
01/01/2007 to 12/31/2007	$10.38987	$8.32196	0
01/01/2008 to 07/18/2008	$8.32196	$7.58524	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99785	$9.62672	4,879
01/01/2014 to 12/31/2014	$9.62672	$9.85664	25,259
01/01/2015 to 12/31/2015	$9.85664	$9.59279	23,719
01/01/2016 to 12/31/2016	$9.59279	$9.77268	39,833
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10334	$7.45897	6,765
01/01/2009 to 12/31/2009	$7.45897	$8.80911	6,056
01/01/2010 to 12/31/2010	$8.80911	$9.72512	28,522
01/01/2011 to 12/31/2011	$9.72512	$9.24016	33,759
01/01/2012 to 12/31/2012	$9.24016	$10.22856	70,686
01/01/2013 to 12/31/2013	$10.22856	$11.88013	119,986
01/01/2014 to 12/31/2014	$11.88013	$12.23524	121,271
01/01/2015 to 10/16/2015	$12.23524	$12.11336	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST FI Pyramis® Quantitative Portfolio
01/01/2007 to 12/31/2007	$10.46021	$11.06059	2,389,210
01/01/2008 to 12/31/2008	$11.06059	$7.05881	2,233,379
01/01/2009 to 12/31/2009	$7.05881	$8.51674	2,294,762
01/01/2010 to 12/31/2010	$8.51674	$9.48868	2,128,691
01/01/2011 to 12/31/2011	$9.48868	$9.10499	1,984,644
01/01/2012 to 12/31/2012	$9.10499	$9.81278	1,882,254
01/01/2013 to 12/31/2013	$9.81278	$10.97054	1,722,773
01/01/2014 to 12/31/2014	$10.97054	$11.02409	1,617,437
01/01/2015 to 12/31/2015	$11.02409	$10.84576	1,522,904
01/01/2016 to 12/31/2016	$10.84576	$11.01581	1,430,591
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99786	$7.44078	6,203
01/01/2009 to 11/13/2009	$7.44078	$8.25355	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99786	$10.67905	101,651
01/01/2013 to 12/31/2013	$10.67905	$12.94927	126,168
01/01/2014 to 12/31/2014	$12.94927	$13.01583	114,346
01/01/2015 to 10/16/2015	$13.01583	$12.37781	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99785	$10.74662	17,790
01/01/2014 to 12/31/2014	$10.74662	$10.73696	24,580
01/01/2015 to 10/16/2015	$10.73696	$10.17166	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17453	$6.08697	0
01/01/2009 to 12/31/2009	$6.08697	$8.01101	0
01/01/2010 to 12/31/2010	$8.01101	$9.38077	0
01/01/2011 to 12/31/2011	$9.38077	$8.67835	0
01/01/2012 to 12/31/2012	$8.67835	$10.72005	0
01/01/2013 to 12/31/2013	$10.72005	$10.89728	0
01/01/2014 to 12/31/2014	$10.89728	$12.09411	0
01/01/2015 to 12/31/2015	$12.09411	$11.77124	0
01/01/2016 to 12/31/2016	$11.77124	$11.57074	0
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2007 to 12/31/2007	$10.18853	$11.31282	0
01/01/2008 to 12/31/2008	$11.31282	$6.58241	0
01/01/2009 to 12/31/2009	$6.58241	$9.58016	0
01/01/2010 to 12/31/2010	$9.58016	$10.29306	0
01/01/2011 to 12/31/2011	$10.29306	$9.63087	0
01/01/2012 to 12/31/2012	$9.63087	$11.23620	0
01/01/2013 to 12/31/2013	$11.23620	$14.20157	0
01/01/2014 to 02/07/2014	$14.20157	$13.95723	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2007 to 12/31/2007	$10.96603	$11.22919	0
01/01/2008 to 12/31/2008	$11.22919	$6.48778	0
01/01/2009 to 12/31/2009	$6.48778	$7.53298	0
01/01/2010 to 12/31/2010	$7.53298	$8.28421	0
01/01/2011 to 12/31/2011	$8.28421	$7.62524	0
01/01/2012 to 12/31/2012	$7.62524	$8.88894	0
01/01/2013 to 12/31/2013	$8.88894	$11.56420	0
01/01/2014 to 12/31/2014	$11.56420	$12.74501	0
01/01/2015 to 12/31/2015	$12.74501	$11.84214	123
01/01/2016 to 12/31/2016	$11.84214	$12.86868	46

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$9.80585	$11.39938	0
01/01/2008 to 12/31/2008	$11.39938	$6.57470	0
01/01/2009 to 12/31/2009	$6.57470	$10.06189	0
01/01/2010 to 12/31/2010	$10.06189	$11.74566	0
01/01/2011 to 12/31/2011	$11.74566	$11.10213	0
01/01/2012 to 12/31/2012	$11.10213	$12.93636	0
01/01/2013 to 12/31/2013	$12.93636	$16.65936	0
01/01/2014 to 12/31/2014	$16.65936	$18.10010	0
01/01/2015 to 12/31/2015	$18.10010	$16.63010	0
01/01/2016 to 12/31/2016	$16.63010	$16.46824	0
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08902	$7.56739	93,776
01/01/2009 to 12/31/2009	$7.56739	$9.09584	77,947
01/01/2010 to 12/31/2010	$9.09584	$9.88878	72,924
01/01/2011 to 12/31/2011	$9.88878	$9.58504	70,211
01/01/2012 to 12/31/2012	$9.58504	$10.28303	72,187
01/01/2013 to 12/31/2013	$10.28303	$11.00134	80,042
01/01/2014 to 12/31/2014	$11.00134	$11.15050	82,594
01/01/2015 to 12/31/2015	$11.15050	$10.76381	111,345
01/01/2016 to 12/31/2016	$10.76381	$11.03775	111,516
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03274	$7.60642	0
01/01/2009 to 12/31/2009	$7.60642	$9.39944	0
01/01/2010 to 12/31/2010	$9.39944	$11.60796	0
01/01/2011 to 12/31/2011	$11.60796	$11.45600	0
01/01/2012 to 12/31/2012	$11.45600	$12.91076	0
01/01/2013 to 12/31/2013	$12.91076	$17.45932	324
01/01/2014 to 12/31/2014	$17.45932	$18.23290	207
01/01/2015 to 12/31/2015	$18.23290	$16.78611	87
01/01/2016 to 12/31/2016	$16.78611	$20.32977	30
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
01/01/2007 to 12/31/2007	$10.14455	$10.36582	0
01/01/2008 to 12/31/2008	$10.36582	$10.35154	0
01/01/2009 to 12/31/2009	$10.35154	$10.10915	0
01/01/2010 to 12/31/2010	$10.10915	$9.85065	0
01/01/2011 to 12/31/2011	$9.85065	$9.59887	0
01/01/2012 to 12/31/2012	$9.59887	$9.35130	0
01/01/2013 to 12/31/2013	$9.35130	$9.10981	0
01/01/2014 to 12/31/2014	$9.10981	$8.87455	0
01/01/2015 to 12/31/2015	$8.87455	$8.64553	0
01/01/2016 to 12/31/2016	$8.64553	$8.42290	0
AST High Yield Portfolio
01/01/2007 to 12/31/2007	$10.50025	$10.48154	0
01/01/2008 to 12/31/2008	$10.48154	$7.60258	0
01/01/2009 to 12/31/2009	$7.60258	$10.03959	0
01/01/2010 to 12/31/2010	$10.03959	$11.10076	0
01/01/2011 to 12/31/2011	$11.10076	$11.15781	0
01/01/2012 to 12/31/2012	$11.15781	$12.37733	0
01/01/2013 to 12/31/2013	$12.37733	$12.92363	416
01/01/2014 to 12/31/2014	$12.92363	$12.91200	283
01/01/2015 to 12/31/2015	$12.91200	$12.13034	120
01/01/2016 to 12/31/2016	$12.13034	$13.63745	42

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
01/01/2007 to 12/31/2007	$10.94435	$10.34182	0
01/01/2008 to 12/31/2008	$10.34182	$5.89445	0
01/01/2009 to 12/31/2009	$5.89445	$6.85830	0
01/01/2010 to 12/31/2010	$6.85830	$7.56054	0
01/01/2011 to 12/31/2011	$7.56054	$7.05750	0
01/01/2012 to 12/31/2012	$7.05750	$8.03602	0
01/01/2013 to 12/31/2013	$8.03602	$10.94924	0
01/01/2014 to 12/31/2014	$10.94924	$12.13284	0
01/01/2015 to 12/31/2015	$12.13284	$10.89331	0
01/01/2016 to 12/31/2016	$10.89331	$12.72328	0
AST International Growth Portfolio
01/01/2007 to 12/31/2007	$10.53910	$12.22159	0
01/01/2008 to 12/31/2008	$12.22159	$5.92506	0
01/01/2009 to 12/31/2009	$5.92506	$7.80899	0
01/01/2010 to 12/31/2010	$7.80899	$8.71044	0
01/01/2011 to 12/31/2011	$8.71044	$7.38912	0
01/01/2012 to 12/31/2012	$7.38912	$8.66405	0
01/01/2013 to 12/31/2013	$8.66405	$10.04886	0
01/01/2014 to 12/31/2014	$10.04886	$9.24855	0
01/01/2015 to 12/31/2015	$9.24855	$9.29342	0
01/01/2016 to 12/31/2016	$9.29342	$8.71204	0
AST International Value Portfolio
01/01/2007 to 12/31/2007	$10.80046	$12.39325	0
01/01/2008 to 12/31/2008	$12.39325	$6.76037	0
01/01/2009 to 12/31/2009	$6.76037	$8.59445	0
01/01/2010 to 12/31/2010	$8.59445	$9.30062	0
01/01/2011 to 12/31/2011	$9.30062	$7.92373	0
01/01/2012 to 12/31/2012	$7.92373	$9.00622	0
01/01/2013 to 12/31/2013	$9.00622	$10.48172	0
01/01/2014 to 12/31/2014	$10.48172	$9.52651	0
01/01/2015 to 12/31/2015	$9.52651	$9.35635	0
01/01/2016 to 12/31/2016	$9.35635	$9.16820	0
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11153	$7.09425	60,909
01/01/2009 to 12/31/2009	$7.09425	$8.75409	149,827
01/01/2010 to 12/31/2010	$8.75409	$9.70638	146,047
01/01/2011 to 12/31/2011	$9.70638	$9.40219	145,451
01/01/2012 to 12/31/2012	$9.40219	$10.40314	163,212
01/01/2013 to 12/31/2013	$10.40314	$11.78475	177,251
01/01/2014 to 12/31/2014	$11.78475	$12.21119	173,152
01/01/2015 to 12/31/2015	$12.21119	$11.77129	168,966
01/01/2016 to 12/31/2016	$11.77129	$12.06647	172,426
AST J.P. Morgan International Equity Portfolio
01/01/2007 to 12/31/2007	$10.51599	$11.21007	0
01/01/2008 to 12/31/2008	$11.21007	$6.40127	0
01/01/2009 to 12/31/2009	$6.40127	$8.47356	0
01/01/2010 to 12/31/2010	$8.47356	$8.84687	0
01/01/2011 to 12/31/2011	$8.84687	$7.82993	0
01/01/2012 to 12/31/2012	$7.82993	$9.29860	0
01/01/2013 to 12/31/2013	$9.29860	$10.45010	0
01/01/2014 to 12/31/2014	$10.45010	$9.53217	0
01/01/2015 to 12/31/2015	$9.53217	$9.02651	0
01/01/2016 to 12/31/2016	$9.02651	$8.96381	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2007 to 12/31/2007	$10.47287	$10.39915	501,368
01/01/2008 to 12/31/2008	$10.39915	$8.34595	600,949
01/01/2009 to 12/31/2009	$8.34595	$9.92075	623,713
01/01/2010 to 12/31/2010	$9.92075	$10.37210	622,237
01/01/2011 to 12/31/2011	$10.37210	$10.12832	604,794
01/01/2012 to 12/31/2012	$10.12832	$10.92398	597,366
01/01/2013 to 12/31/2013	$10.92398	$11.81605	629,056
01/01/2014 to 12/31/2014	$11.81605	$12.13818	592,205
01/01/2015 to 12/31/2015	$12.13818	$11.80324	486,954
01/01/2016 to 12/31/2016	$11.80324	$11.94055	437,561
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08324	$10.27775	0
01/01/2010 to 12/31/2010	$10.27775	$11.14556	0
01/01/2011 to 12/31/2011	$11.14556	$10.93023	0
01/01/2012 to 12/31/2012	$10.93023	$12.26459	0
01/01/2013 to 12/31/2013	$12.26459	$16.30832	524
01/01/2014 to 12/31/2014	$16.30832	$17.39728	322
01/01/2015 to 12/31/2015	$17.39728	$18.75039	119
01/01/2016 to 12/31/2016	$18.75039	$17.99989	47
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$10.15365	$11.37031	0
01/01/2008 to 12/31/2008	$11.37031	$6.24030	0
01/01/2009 to 12/31/2009	$6.24030	$7.88834	0
01/01/2010 to 12/31/2010	$7.88834	$9.20269	0
01/01/2011 to 12/31/2011	$9.20269	$8.88354	0
01/01/2012 to 12/31/2012	$8.88354	$9.71536	0
01/01/2013 to 12/31/2013	$9.71536	$12.92977	0
01/01/2014 to 12/31/2014	$12.92977	$13.92987	0
01/01/2015 to 12/31/2015	$13.92987	$14.93700	0
01/01/2016 to 12/31/2016	$14.93700	$15.36379	0
AST Lord Abbett Core Fixed Income Portfolio
01/01/2007 to 12/31/2007	$10.41498	$10.76225	0
01/01/2008 to 12/31/2008	$10.76225	$8.04643	0
01/01/2009 to 12/31/2009	$8.04643	$10.55127	0
01/01/2010 to 12/31/2010	$10.55127	$11.65786	0
01/01/2011 to 12/31/2011	$11.65786	$12.51259	0
01/01/2012 to 12/31/2012	$12.51259	$12.91181	0
01/01/2013 to 12/31/2013	$12.91181	$12.32678	0
01/01/2014 to 12/31/2014	$12.32678	$12.77575	0
01/01/2015 to 12/31/2015	$12.77575	$12.37321	0
01/01/2016 to 12/31/2016	$12.37321	$12.36816	0
AST MFS Global Equity Portfolio
01/01/2007 to 12/31/2007	$11.03534	$11.75951	0
01/01/2008 to 12/31/2008	$11.75951	$7.56170	0
01/01/2009 to 12/31/2009	$7.56170	$9.68742	0
01/01/2010 to 12/31/2010	$9.68742	$10.57442	0
01/01/2011 to 12/31/2011	$10.57442	$9.97901	0
01/01/2012 to 12/31/2012	$9.97901	$11.96447	0
01/01/2013 to 12/31/2013	$11.96447	$14.87663	0
01/01/2014 to 12/31/2014	$14.87663	$15.01860	0
01/01/2015 to 12/31/2015	$15.01860	$14.41638	0
01/01/2016 to 12/31/2016	$14.41638	$15.04397	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2007 to 12/31/2007	$10.31887	$11.56975	0
01/01/2008 to 12/31/2008	$11.56975	$7.17904	0
01/01/2009 to 12/31/2009	$7.17904	$8.69355	0
01/01/2010 to 12/31/2010	$8.69355	$9.55192	0
01/01/2011 to 12/31/2011	$9.55192	$9.25036	0
01/01/2012 to 12/31/2012	$9.25036	$10.55071	0
01/01/2013 to 12/31/2013	$10.55071	$14.05135	0
01/01/2014 to 12/31/2014	$14.05135	$14.88080	0
01/01/2015 to 12/31/2015	$14.88080	$15.54458	0
01/01/2016 to 12/31/2016	$15.54458	$15.43361	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99786	$10.16082	0
01/01/2013 to 12/31/2013	$10.16082	$13.31402	0
01/01/2014 to 12/31/2014	$13.31402	$14.29549	0
01/01/2015 to 12/31/2015	$14.29549	$13.82564	0
01/01/2016 to 12/31/2016	$13.82564	$15.28057	0
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02776	$10.05421	0
01/01/2012 to 12/31/2012	$10.05421	$10.27149	0
01/01/2013 to 12/31/2013	$10.27149	$9.72283	0
01/01/2014 to 12/31/2014	$9.72283	$9.95975	0
01/01/2015 to 10/16/2015	$9.95975	$9.85841	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$10.13968	$12.06955	0
01/01/2008 to 12/31/2008	$12.06955	$6.68016	0
01/01/2009 to 12/31/2009	$6.68016	$8.44628	0
01/01/2010 to 12/31/2010	$8.44628	$10.58796	0
01/01/2011 to 12/31/2011	$10.58796	$10.48904	0
01/01/2012 to 12/31/2012	$10.48904	$11.48303	0
01/01/2013 to 12/31/2013	$11.48303	$14.83480	0
01/01/2014 to 12/31/2014	$14.83480	$15.59914	0
01/01/2015 to 10/16/2015	$15.59914	$15.87591	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$9.38904	$10.85685	0
01/01/2008 to 12/31/2008	$10.85685	$6.07710	0
01/01/2009 to 12/31/2009	$6.07710	$7.25599	0
01/01/2010 to 12/31/2010	$7.25599	$8.50141	0
01/01/2011 to 04/29/2011	$8.50141	$9.50609	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2007 to 12/31/2007	$10.09690	$10.14651	0
01/01/2008 to 12/31/2008	$10.14651	$5.70727	0
01/01/2009 to 12/31/2009	$5.70727	$7.81971	0
01/01/2010 to 12/31/2010	$7.81971	$9.40326	0
01/01/2011 to 12/31/2011	$9.40326	$8.93322	0
01/01/2012 to 12/31/2012	$8.93322	$10.19275	0
01/01/2013 to 12/31/2013	$10.19275	$14.10101	0
01/01/2014 to 12/31/2014	$14.10101	$15.69450	0
01/01/2015 to 12/31/2015	$15.69450	$14.42741	0
01/01/2016 to 12/31/2016	$14.42741	$16.61822	271

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99786	$10.25735	220
01/01/2013 to 12/31/2013	$10.25735	$11.88270	8,947
01/01/2014 to 12/31/2014	$11.88270	$12.17079	10,746
01/01/2015 to 12/31/2015	$12.17079	$11.70935	11,202
01/01/2016 to 12/31/2016	$11.70935	$11.90075	13,815
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10060	$5.54977	0
01/01/2009 to 12/31/2009	$5.54977	$9.00268	0
01/01/2010 to 12/31/2010	$9.00268	$10.72358	0
01/01/2011 to 12/31/2011	$10.72358	$8.32919	0
01/01/2012 to 12/31/2012	$8.32919	$9.56861	0
01/01/2013 to 12/31/2013	$9.56861	$9.34233	281
01/01/2014 to 12/31/2014	$9.34233	$8.67486	197
01/01/2015 to 12/31/2015	$8.67486	$7.03715	101
01/01/2016 to 12/31/2016	$7.03715	$7.70339	624
AST Preservation Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.35058	$10.96110	1,245,876
01/01/2008 to 12/31/2008	$10.96110	$8.59727	1,943,965
01/01/2009 to 12/31/2009	$8.59727	$10.05357	2,060,444
01/01/2010 to 12/31/2010	$10.05357	$10.82948	2,050,341
01/01/2011 to 12/31/2011	$10.82948	$10.65550	1,911,588
01/01/2012 to 12/31/2012	$10.65550	$11.45674	2,128,095
01/01/2013 to 12/31/2013	$11.45674	$12.18906	1,927,678
01/01/2014 to 12/31/2014	$12.18906	$12.56022	1,833,252
01/01/2015 to 12/31/2015	$12.56022	$12.25351	1,684,164
01/01/2016 to 12/31/2016	$12.25351	$12.59744	1,500,607
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01777	$10.05412	0
01/01/2012 to 12/31/2012	$10.05412	$10.49048	0
01/01/2013 to 12/31/2013	$10.49048	$9.98316	0
01/01/2014 to 12/31/2014	$9.98316	$10.31486	0
01/01/2015 to 12/31/2015	$10.31486	$10.02155	0
01/01/2016 to 12/31/2016	$10.02155	$10.17437	0
AST Prudential Growth Allocation Portfolio
01/01/2007 to 12/31/2007	$10.24054	$11.11363	2,790,776
01/01/2008 to 12/31/2008	$11.11363	$6.41884	2,332,466
01/01/2009 to 12/31/2009	$6.41884	$7.87730	2,270,088
01/01/2010 to 12/31/2010	$7.87730	$9.13353	2,223,179
01/01/2011 to 12/31/2011	$9.13353	$8.34511	2,097,657
01/01/2012 to 12/31/2012	$8.34511	$9.17966	1,995,792
01/01/2013 to 12/31/2013	$9.17966	$10.46525	1,944,069
01/01/2014 to 12/31/2014	$10.46525	$11.13285	1,853,608
01/01/2015 to 12/31/2015	$11.13285	$10.77894	1,900,962
01/01/2016 to 12/31/2016	$10.77894	$11.56133	1,839,621
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99785	$11.60136	0
01/01/2014 to 12/31/2014	$11.60136	$13.02441	0
01/01/2015 to 12/31/2015	$13.02441	$12.88394	0
01/01/2016 to 12/31/2016	$12.88394	$13.91475	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2007 to 12/31/2007	$10.66309	$10.60276	0
01/01/2008 to 12/31/2008	$10.60276	$6.32966	0
01/01/2009 to 12/31/2009	$6.32966	$7.51185	0
01/01/2010 to 12/31/2010	$7.51185	$8.41927	0
01/01/2011 to 12/31/2011	$8.41927	$8.48580	0
01/01/2012 to 12/31/2012	$8.48580	$9.82084	0
01/01/2013 to 12/31/2013	$9.82084	$12.67001	0
01/01/2014 to 12/31/2014	$12.67001	$14.46757	0
01/01/2015 to 12/31/2015	$14.46757	$14.52802	0
01/01/2016 to 12/31/2016	$14.52802	$16.25526	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99785	$8.84314	0
01/01/2012 to 12/31/2012	$8.84314	$9.74792	0
01/01/2013 to 12/31/2013	$9.74792	$11.62323	0
01/01/2014 to 12/31/2014	$11.62323	$12.05915	1,164
01/01/2015 to 12/31/2015	$12.05915	$11.76545	4,792
01/01/2016 to 12/31/2016	$11.76545	$12.18698	6,017
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08083	$7.29981	24,404
01/01/2009 to 12/31/2009	$7.29981	$8.77459	35,760
01/01/2010 to 12/31/2010	$8.77459	$9.56692	52,460
01/01/2011 to 12/31/2011	$9.56692	$9.15103	63,095
01/01/2012 to 12/31/2012	$9.15103	$9.83094	56,685
01/01/2013 to 12/31/2013	$9.83094	$10.76855	76,925
01/01/2014 to 12/31/2014	$10.76855	$11.02964	81,535
01/01/2015 to 12/31/2015	$11.02964	$10.72707	93,562
01/01/2016 to 12/31/2016	$10.72707	$10.95400	88,067
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09901	$6.65498	36,099
01/01/2009 to 12/31/2009	$6.65498	$8.22388	42,484
01/01/2010 to 12/31/2010	$8.22388	$9.16080	90,204
01/01/2011 to 12/31/2011	$9.16080	$8.71154	90,482
01/01/2012 to 12/31/2012	$8.71154	$9.83583	99,688
01/01/2013 to 12/31/2013	$9.83583	$11.31242	135,265
01/01/2014 to 12/31/2014	$11.31242	$11.61910	139,376
01/01/2015 to 12/31/2015	$11.61910	$11.25772	457,328
01/01/2016 to 12/31/2016	$11.25772	$11.71548	390,517
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2007 to 12/31/2007	$10.50489	$11.14495	359,613
01/01/2008 to 12/31/2008	$11.14495	$7.57909	261,530
01/01/2009 to 12/31/2009	$7.57909	$9.40742	303,544
01/01/2010 to 12/31/2010	$9.40742	$10.24718	383,296
01/01/2011 to 12/31/2011	$10.24718	$9.64554	464,519
01/01/2012 to 12/31/2012	$9.64554	$10.44259	447,014
01/01/2013 to 12/31/2013	$10.44259	$11.63790	435,997
01/01/2014 to 12/31/2014	$11.63790	$11.68163	377,935
01/01/2015 to 10/16/2015	$11.68163	$11.27673	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2007 to 12/31/2007	$9.88603	$10.70920	0
01/01/2008 to 12/31/2008	$10.70920	$5.83244	0
01/01/2009 to 12/31/2009	$5.83244	$7.53768	0
01/01/2010 to 12/31/2010	$7.53768	$9.73319	0
01/01/2011 to 12/31/2011	$9.73319	$8.23885	0
01/01/2012 to 12/31/2012	$8.23885	$9.63688	0
01/01/2013 to 12/31/2013	$9.63688	$13.21971	224
01/01/2014 to 12/31/2014	$13.21971	$13.51465	142
01/01/2015 to 12/31/2015	$13.51465	$13.34146	55
01/01/2016 to 12/31/2016	$13.34146	$13.99847	21
AST Small-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$9.85030	$10.28069	0
01/01/2008 to 12/31/2008	$10.28069	$6.50978	0
01/01/2009 to 12/31/2009	$6.50978	$8.49211	0
01/01/2010 to 12/31/2010	$8.49211	$11.28585	0
01/01/2011 to 12/31/2011	$11.28585	$10.88725	0
01/01/2012 to 12/31/2012	$10.88725	$11.89700	0
01/01/2013 to 12/31/2013	$11.89700	$15.66657	0
01/01/2014 to 12/31/2014	$15.66657	$15.84492	0
01/01/2015 to 12/31/2015	$15.84492	$15.55703	0
01/01/2016 to 12/31/2016	$15.55703	$16.98668	263
AST Small-Cap Value Portfolio
01/01/2007 to 12/31/2007	$10.39648	$9.55860	0
01/01/2008 to 12/31/2008	$9.55860	$6.54440	0
01/01/2009 to 12/31/2009	$6.54440	$8.09678	0
01/01/2010 to 12/31/2010	$8.09678	$9.93828	0
01/01/2011 to 12/31/2011	$9.93828	$9.10333	0
01/01/2012 to 12/31/2012	$9.10333	$10.47853	0
01/01/2013 to 12/31/2013	$10.47853	$14.02610	0
01/01/2014 to 12/31/2014	$14.02610	$14.38383	0
01/01/2015 to 12/31/2015	$14.38383	$13.40845	0
01/01/2016 to 12/31/2016	$13.40845	$16.87817	270
AST T. Rowe Price Asset Allocation Portfolio
01/01/2007 to 12/31/2007	$10.56246	$10.93887	1,498,835
01/01/2008 to 12/31/2008	$10.93887	$7.89154	994,417
01/01/2009 to 12/31/2009	$7.89154	$9.54357	1,025,524
01/01/2010 to 12/31/2010	$9.54357	$10.36977	964,801
01/01/2011 to 12/31/2011	$10.36977	$10.30287	928,642
01/01/2012 to 12/31/2012	$10.30287	$11.39102	976,707
01/01/2013 to 12/31/2013	$11.39102	$12.96501	1,128,196
01/01/2014 to 12/31/2014	$12.96501	$13.37293	1,065,121
01/01/2015 to 12/31/2015	$13.37293	$13.03314	1,129,807
01/01/2016 to 12/31/2016	$13.03314	$13.65546	1,085,077
AST T. Rowe Price Equity Income Portfolio
01/01/2007 to 12/31/2007	$11.00108	$10.33337	0
01/01/2008 to 12/31/2008	$10.33337	$5.84996	0
01/01/2009 to 12/31/2009	$5.84996	$7.05495	0
01/01/2010 to 12/31/2010	$7.05495	$7.78316	0
01/01/2011 to 12/31/2011	$7.78316	$7.45823	0
01/01/2012 to 12/31/2012	$7.45823	$8.51874	0
01/01/2013 to 12/31/2013	$8.51874	$10.76256	515
01/01/2014 to 12/31/2014	$10.76256	$11.26756	337
01/01/2015 to 10/16/2015	$11.26756	$10.36783	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2007 to 12/31/2007	$10.40053	$10.96483	0
01/01/2008 to 12/31/2008	$10.96483	$6.34814	0
01/01/2009 to 12/31/2009	$6.34814	$9.48494	0
01/01/2010 to 12/31/2010	$9.48494	$10.70110	0
01/01/2011 to 12/31/2011	$10.70110	$10.24854	0
01/01/2012 to 12/31/2012	$10.24854	$11.73898	0
01/01/2013 to 12/31/2013	$11.73898	$16.47100	0
01/01/2014 to 12/31/2014	$16.47100	$17.38484	0
01/01/2015 to 12/31/2015	$17.38484	$18.55910	0
01/01/2016 to 12/31/2016	$18.55910	$18.56891	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2007 to 12/31/2007	$9.76596	$13.36608	0
01/01/2008 to 12/31/2008	$13.36608	$6.51197	0
01/01/2009 to 12/31/2009	$6.51197	$9.47441	0
01/01/2010 to 12/31/2010	$9.47441	$11.11788	0
01/01/2011 to 12/31/2011	$11.11788	$9.21533	0
01/01/2012 to 12/31/2012	$9.21533	$9.30174	0
01/01/2013 to 12/31/2013	$9.30174	$10.45535	0
01/01/2014 to 12/31/2014	$10.45535	$9.33362	0
01/01/2015 to 12/31/2015	$9.33362	$7.34188	0
01/01/2016 to 12/31/2016	$7.34188	$8.91353	0
AST Templeton Global Bond Portfolio
01/01/2007 to 12/31/2007	$10.23278	$10.92868	0
01/01/2008 to 12/31/2008	$10.92868	$10.38726	0
01/01/2009 to 12/31/2009	$10.38726	$11.34510	0
01/01/2010 to 12/31/2010	$11.34510	$11.68700	0
01/01/2011 to 12/31/2011	$11.68700	$11.85538	0
01/01/2012 to 12/31/2012	$11.85538	$12.15220	0
01/01/2013 to 12/31/2013	$12.15220	$11.39409	0
01/01/2014 to 12/31/2014	$11.39409	$11.16164	0
01/01/2015 to 12/31/2015	$11.16164	$10.37126	0
01/01/2016 to 12/31/2016	$10.37126	$10.54443	0
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
01/01/2007 to 12/31/2007	$10.94831	$10.78982	0
01/01/2008 to 12/31/2008	$10.78982	$6.59020	0
01/01/2009 to 12/31/2009	$6.59020	$7.59232	0
01/01/2010 to 12/31/2010	$7.59232	$8.31666	0
01/01/2011 to 12/31/2011	$8.31666	$8.06236	0
01/01/2012 to 12/31/2012	$8.06236	$8.90649	0
01/01/2013 to 12/31/2013	$8.90649	$11.68121	0
01/01/2014 to 12/31/2014	$11.68121	$11.55690	0
01/01/2015 to 12/31/2015	$11.55690	$10.57585	0
01/01/2016 to 12/31/2016	$10.57585	$10.93480	0
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
01/01/2007 to 12/31/2007	$10.33861	$10.34746	0
01/01/2008 to 12/31/2008	$10.34746	$6.23685	0
01/01/2009 to 12/31/2009	$6.23685	$8.43848	0
01/01/2010 to 12/31/2010	$8.43848	$10.16154	0
01/01/2011 to 12/31/2011	$10.16154	$9.55795	0
01/01/2012 to 12/31/2012	$9.55795	$11.02487	0
01/01/2013 to 12/31/2013	$11.02487	$14.22184	392
01/01/2014 to 12/31/2014	$14.22184	$15.92860	243
01/01/2015 to 12/31/2015	$15.92860	$14.49182	99
01/01/2016 to 12/31/2016	$14.49182	$16.09458	36

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Wellington Management Hedged Equity Portfolio
01/01/2007 to 12/31/2007	$10.58456	$11.29541	0
01/01/2008 to 12/31/2008	$11.29541	$6.34591	0
01/01/2009 to 12/31/2009	$6.34591	$7.93970	0
01/01/2010 to 12/31/2010	$7.93970	$8.86699	0
01/01/2011 to 12/31/2011	$8.86699	$8.33989	3,239
01/01/2012 to 12/31/2012	$8.33989	$9.01845	20,146
01/01/2013 to 12/31/2013	$9.01845	$10.58693	96,704
01/01/2014 to 12/31/2014	$10.58693	$10.88122	128,124
01/01/2015 to 12/31/2015	$10.88122	$10.53324	46,932
01/01/2016 to 12/31/2016	$10.53324	$10.93147	47,114
AST Western Asset Core Plus Bond Portfolio
11/19/2007* to 12/31/2007	$9.99785	$9.96779	0
01/01/2008 to 12/31/2008	$9.96779	$9.20434	0
01/01/2009 to 12/31/2009	$9.20434	$10.00948	0
01/01/2010 to 12/31/2010	$10.00948	$10.51144	0
01/01/2011 to 12/31/2011	$10.51144	$10.85741	0
01/01/2012 to 12/31/2012	$10.85741	$11.40720	0
01/01/2013 to 12/31/2013	$11.40720	$10.94684	482
01/01/2014 to 12/31/2014	$10.94684	$11.43181	327
01/01/2015 to 12/31/2015	$11.43181	$11.27435	133
01/01/2016 to 12/31/2016	$11.27435	$11.54968	439
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07785	$6.60055	67,296
01/01/2009 to 12/31/2009	$6.60055	$8.36337	78,159
01/01/2010 to 12/31/2010	$8.36337	$8.98185	114,786
01/01/2011 to 12/31/2011	$8.98185	$8.60412	114,929
01/01/2012 to 09/21/2012	$8.60412	$9.57301	0
*Denotes the start date of these sub-accounts
PREMIER X SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement Service Charge

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/19/2007* to 12/31/2007	$10.08004	$10.91282	129,445
01/01/2008 to 12/31/2008	$10.91282	$7.36563	142,405
01/01/2009 to 12/31/2009	$7.36563	$9.06905	85,377
01/01/2010 to 12/31/2010	$9.06905	$10.05357	99,862
01/01/2011 to 12/31/2011	$10.05357	$9.68945	172,922
01/01/2012 to 12/31/2012	$9.68945	$10.79903	187,764
01/01/2013 to 12/31/2013	$10.79903	$11.75851	169,163
01/01/2014 to 12/31/2014	$11.75851	$12.08662	230,801
01/01/2015 to 12/31/2015	$12.08662	$11.58176	286,697
01/01/2016 to 12/31/2016	$11.58176	$12.19380	296,022
AST Advanced Strategies Portfolio
03/19/2007* to 12/31/2007	$10.07305	$10.83452	0
01/01/2008 to 12/31/2008	$10.83452	$7.53017	0
01/01/2009 to 12/31/2009	$7.53017	$9.40896	0
01/01/2010 to 12/31/2010	$9.40896	$10.59254	0
01/01/2011 to 12/31/2011	$10.59254	$10.49952	36,272
01/01/2012 to 12/31/2012	$10.49952	$11.81435	79,091
01/01/2013 to 12/31/2013	$11.81435	$13.63409	158,790
01/01/2014 to 12/31/2014	$13.63409	$14.32368	180,239
01/01/2015 to 12/31/2015	$14.32368	$14.29579	206,753
01/01/2016 to 12/31/2016	$14.29579	$15.16031	258,359
AST American Century Income & Growth Portfolio
03/19/2007* to 12/31/2007	$10.12345	$10.18301	0
01/01/2008 to 12/31/2008	$10.18301	$6.57914	0
01/01/2009 to 12/31/2009	$6.57914	$7.67177	3,699
01/01/2010 to 12/31/2010	$7.67177	$8.64764	4,096
01/01/2011 to 12/31/2011	$8.64764	$8.86776	4,581
01/01/2012 to 05/04/2012	$8.86776	$9.65752	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99918	$11.69051	0
01/01/2014 to 12/31/2014	$11.69051	$13.09913	0
01/01/2015 to 12/31/2015	$13.09913	$13.19338	0
01/01/2016 to 12/31/2016	$13.19338	$14.46107	0
AST Balanced Asset Allocation Portfolio
03/19/2007* to 12/31/2007	$10.07151	$10.86097	3,120
01/01/2008 to 12/31/2008	$10.86097	$7.66698	166,425
01/01/2009 to 12/31/2009	$7.66698	$9.35958	160,708
01/01/2010 to 12/31/2010	$9.35958	$10.40804	226,307
01/01/2011 to 12/31/2011	$10.40804	$10.17985	366,569
01/01/2012 to 12/31/2012	$10.17985	$11.33645	524,542
01/01/2013 to 12/31/2013	$11.33645	$13.20498	566,259
01/01/2014 to 12/31/2014	$13.20498	$13.92690	843,587
01/01/2015 to 12/31/2015	$13.92690	$13.85466	1,049,212
01/01/2016 to 12/31/2016	$13.85466	$14.58164	1,373,384

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99918	$9.20827	0
01/01/2012 to 12/31/2012	$9.20827	$10.20156	0
01/01/2013 to 12/31/2013	$10.20156	$11.19672	0
01/01/2014 to 12/31/2014	$11.19672	$11.62858	0
01/01/2015 to 12/31/2015	$11.62858	$11.16796	0
01/01/2016 to 12/31/2016	$11.16796	$11.82721	0
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99918	$10.54820	0
01/01/2014 to 12/31/2014	$10.54820	$10.81738	0
01/01/2015 to 12/31/2015	$10.81738	$10.73944	0
01/01/2016 to 12/31/2016	$10.73944	$11.30823	0
AST BlackRock Low Duration Bond Portfolio
03/19/2007* to 12/31/2007	$9.99034	$10.47408	6,233
01/01/2008 to 12/31/2008	$10.47408	$10.48603	6,071
01/01/2009 to 12/31/2009	$10.48603	$11.44430	46,373
01/01/2010 to 12/31/2010	$11.44430	$11.77276	96,945
01/01/2011 to 12/31/2011	$11.77276	$11.91843	101,716
01/01/2012 to 12/31/2012	$11.91843	$12.35443	57,567
01/01/2013 to 12/31/2013	$12.35443	$11.96593	61,513
01/01/2014 to 12/31/2014	$11.96593	$11.83586	56,087
01/01/2015 to 12/31/2015	$11.83586	$11.77554	95,573
01/01/2016 to 12/31/2016	$11.77554	$11.85025	101,282
AST BlackRock/Loomis Sayles Bond Portfolio
03/19/2007* to 12/31/2007	$9.99058	$10.56075	0
01/01/2008 to 12/31/2008	$10.56075	$10.21988	1,836
01/01/2009 to 12/31/2009	$10.21988	$11.79093	23,401
01/01/2010 to 12/31/2010	$11.79093	$12.57524	35,839
01/01/2011 to 12/31/2011	$12.57524	$12.84647	42,310
01/01/2012 to 12/31/2012	$12.84647	$13.90489	141,041
01/01/2013 to 12/31/2013	$13.90489	$13.51422	157,940
01/01/2014 to 12/31/2014	$13.51422	$13.94662	156,494
01/01/2015 to 12/31/2015	$13.94662	$13.51743	159,560
01/01/2016 to 12/31/2016	$13.51743	$13.94960	163,286
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14595	$10.30944	0
01/01/2010 to 12/31/2010	$10.30944	$11.60815	678
01/01/2011 to 12/31/2011	$11.60815	$10.81845	1,493
01/01/2012 to 12/31/2012	$10.81845	$12.12874	1,675
01/01/2013 to 12/31/2013	$12.12874	$15.78294	5,326
01/01/2014 to 12/31/2014	$15.78294	$17.23085	6,482
01/01/2015 to 12/31/2015	$17.23085	$16.24741	11,612
01/01/2016 to 12/31/2016	$16.24741	$18.29792	21,508
AST Capital Growth Asset Allocation Portfolio
03/19/2007* to 12/31/2007	$10.09687	$11.01224	40,327
01/01/2008 to 12/31/2008	$11.01224	$7.09376	47,327
01/01/2009 to 12/31/2009	$7.09376	$8.80257	75,060
01/01/2010 to 12/31/2010	$8.80257	$9.88109	85,112
01/01/2011 to 12/31/2011	$9.88109	$9.54594	115,629
01/01/2012 to 12/31/2012	$9.54594	$10.74833	85,759
01/01/2013 to 12/31/2013	$10.74833	$13.05551	147,135
01/01/2014 to 12/31/2014	$13.05551	$13.83039	261,580
01/01/2015 to 12/31/2015	$13.83039	$13.76649	412,131
01/01/2016 to 12/31/2016	$13.76649	$14.56220	531,059

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99918	$11.72984	0
01/01/2014 to 12/31/2014	$11.72984	$13.19431	0
01/01/2015 to 12/31/2015	$13.19431	$12.59712	0
01/01/2016 to 12/31/2016	$12.59712	$14.33024	0
AST Cohen & Steers Realty Portfolio
03/19/2007* to 12/31/2007	$10.10286	$7.81223	2,528
01/01/2008 to 12/31/2008	$7.81223	$5.02371	2,463
01/01/2009 to 12/31/2009	$5.02371	$6.56219	2,370
01/01/2010 to 12/31/2010	$6.56219	$8.36127	3,255
01/01/2011 to 12/31/2011	$8.36127	$8.82419	4,845
01/01/2012 to 12/31/2012	$8.82419	$10.07765	33,808
01/01/2013 to 12/31/2013	$10.07765	$10.29050	28,693
01/01/2014 to 12/31/2014	$10.29050	$13.33818	33,765
01/01/2015 to 12/31/2015	$13.33818	$13.84584	49,429
01/01/2016 to 12/31/2016	$13.84584	$14.36896	61,695
AST DeAm Small-Cap Value Portfolio
03/19/2007* to 12/31/2007	$10.09789	$8.33201	0
01/01/2008 to 07/18/2008	$8.33201	$7.66199	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99918	$9.73366	0
01/01/2014 to 12/31/2014	$9.73366	$10.12900	0
01/01/2015 to 12/31/2015	$10.12900	$10.01891	0
01/01/2016 to 12/31/2016	$10.01891	$10.37307	0
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10379	$7.54057	0
01/01/2009 to 12/31/2009	$7.54057	$9.05097	0
01/01/2010 to 12/31/2010	$9.05097	$10.15522	0
01/01/2011 to 12/31/2011	$10.15522	$9.80622	17,951
01/01/2012 to 12/31/2012	$9.80622	$11.03284	39,447
01/01/2013 to 12/31/2013	$11.03284	$13.02361	48,832
01/01/2014 to 12/31/2014	$13.02361	$13.63207	78,552
01/01/2015 to 10/16/2015	$13.63207	$13.67052	0
AST FI Pyramis® Quantitative Portfolio
03/19/2007* to 12/31/2007	$10.07381	$10.77036	7,255
01/01/2008 to 12/31/2008	$10.77036	$6.98618	42,388
01/01/2009 to 12/31/2009	$6.98618	$8.56682	35,985
01/01/2010 to 12/31/2010	$8.56682	$9.70021	34,782
01/01/2011 to 12/31/2011	$9.70021	$9.45972	70,843
01/01/2012 to 12/31/2012	$9.45972	$10.36217	125,844
01/01/2013 to 12/31/2013	$10.36217	$11.77393	141,532
01/01/2014 to 12/31/2014	$11.77393	$12.02477	146,745
01/01/2015 to 12/31/2015	$12.02477	$12.02372	175,869
01/01/2016 to 12/31/2016	$12.02372	$12.41117	191,548
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99918	$7.49594	5,059
01/01/2009 to 11/13/2009	$7.49594	$8.43273	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99918	$10.79695	47,791
01/01/2013 to 12/31/2013	$10.79695	$13.30615	44,057
01/01/2014 to 12/31/2014	$13.30615	$13.59311	39,882
01/01/2015 to 10/16/2015	$13.59311	$13.09384	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99918	$10.86599	0
01/01/2014 to 12/31/2014	$10.86599	$11.03376	0
01/01/2015 to 10/16/2015	$11.03376	$10.58791	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17586	$6.13224	0
01/01/2009 to 12/31/2009	$6.13224	$8.20276	146
01/01/2010 to 12/31/2010	$8.20276	$9.76197	137
01/01/2011 to 12/31/2011	$9.76197	$9.17833	541
01/01/2012 to 12/31/2012	$9.17833	$11.52315	1,910
01/01/2013 to 12/31/2013	$11.52315	$11.90508	5,835
01/01/2014 to 12/31/2014	$11.90508	$13.42844	9,633
01/01/2015 to 12/31/2015	$13.42844	$13.28358	9,943
01/01/2016 to 12/31/2016	$13.28358	$13.26990	23,866
AST Goldman Sachs Concentrated Growth Portfolio
03/19/2007* to 12/31/2007	$10.09100	$11.53628	4,723
01/01/2008 to 12/31/2008	$11.53628	$6.82244	4,600
01/01/2009 to 12/31/2009	$6.82244	$10.09167	4,428
01/01/2010 to 12/31/2010	$10.09167	$11.01965	5,277
01/01/2011 to 12/31/2011	$11.01965	$10.47885	6,194
01/01/2012 to 12/31/2012	$10.47885	$12.42563	13,645
01/01/2013 to 12/31/2013	$12.42563	$15.96125	24,620
01/01/2014 to 02/07/2014	$15.96125	$15.71317	0
AST Goldman Sachs Large-Cap Value Portfolio
03/19/2007* to 12/31/2007	$10.11632	$10.62005	0
01/01/2008 to 12/31/2008	$10.62005	$6.23634	0
01/01/2009 to 12/31/2009	$6.23634	$7.35950	6,458
01/01/2010 to 12/31/2010	$7.35950	$8.22556	5,948
01/01/2011 to 12/31/2011	$8.22556	$7.69478	7,670
01/01/2012 to 12/31/2012	$7.69478	$9.11684	17,500
01/01/2013 to 12/31/2013	$9.11684	$12.05440	27,352
01/01/2014 to 12/31/2014	$12.05440	$13.50241	43,345
01/01/2015 to 12/31/2015	$13.50241	$12.75099	179,262
01/01/2016 to 12/31/2016	$12.75099	$14.08203	149,738
AST Goldman Sachs Mid-Cap Growth Portfolio
03/19/2007* to 12/31/2007	$10.09800	$11.48986	1,492
01/01/2008 to 12/31/2008	$11.48986	$6.73541	0
01/01/2009 to 12/31/2009	$6.73541	$10.47635	231
01/01/2010 to 12/31/2010	$10.47635	$12.42903	782
01/01/2011 to 12/31/2011	$12.42903	$11.93976	1,490
01/01/2012 to 12/31/2012	$11.93976	$14.14015	10,307
01/01/2013 to 12/31/2013	$14.14015	$18.50694	16,778
01/01/2014 to 12/31/2014	$18.50694	$20.43596	21,586
01/01/2015 to 12/31/2015	$20.43596	$19.08331	59,327
01/01/2016 to 12/31/2016	$19.08331	$19.20543	63,514
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08946	$7.64998	744
01/01/2009 to 12/31/2009	$7.64998	$9.34543	2,369
01/01/2010 to 12/31/2010	$9.34543	$10.32606	7,551
01/01/2011 to 12/31/2011	$10.32606	$10.17206	13,151
01/01/2012 to 12/31/2012	$10.17206	$11.09154	67,208
01/01/2013 to 12/31/2013	$11.09154	$12.06017	27,028
01/01/2014 to 12/31/2014	$12.06017	$12.42331	62,516
01/01/2015 to 12/31/2015	$12.42331	$12.18843	73,646
01/01/2016 to 12/31/2016	$12.18843	$12.70214	98,929

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03407	$7.66279	431
01/01/2009 to 12/31/2009	$7.66279	$9.62383	517
01/01/2010 to 12/31/2010	$9.62383	$12.07909	1,114
01/01/2011 to 12/31/2011	$12.07909	$12.11532	1,906
01/01/2012 to 12/31/2012	$12.11532	$13.87726	4,328
01/01/2013 to 12/31/2013	$13.87726	$19.07270	10,593
01/01/2014 to 12/31/2014	$19.07270	$20.24314	14,911
01/01/2015 to 12/31/2015	$20.24314	$18.94153	28,415
01/01/2016 to 12/31/2016	$18.94153	$23.31383	35,607
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
03/19/2007* to 12/31/2007	$10.00052	$10.29973	0
01/01/2008 to 12/31/2008	$10.29973	$10.45357	10,390
01/01/2009 to 12/31/2009	$10.45357	$10.37528	8,118
01/01/2010 to 12/31/2010	$10.37528	$10.27485	23,603
01/01/2011 to 12/31/2011	$10.27485	$10.17598	28,226
01/01/2012 to 12/31/2012	$10.17598	$10.07626	137,020
01/01/2013 to 12/31/2013	$10.07626	$9.97714	122,291
01/01/2014 to 12/31/2014	$9.97714	$9.87852	250,708
01/01/2015 to 12/31/2015	$9.87852	$9.78032	270,947
01/01/2016 to 12/31/2016	$9.78032	$9.68399	281,767
AST High Yield Portfolio
03/19/2007* to 12/31/2007	$9.99918	$9.96607	0
01/01/2008 to 12/31/2008	$9.96607	$7.34697	0
01/01/2009 to 12/31/2009	$7.34697	$9.86035	3,032
01/01/2010 to 12/31/2010	$9.86035	$11.08074	18,004
01/01/2011 to 12/31/2011	$11.08074	$11.31919	24,364
01/01/2012 to 12/31/2012	$11.31919	$12.76194	53,227
01/01/2013 to 12/31/2013	$12.76194	$13.54280	47,007
01/01/2014 to 12/31/2014	$13.54280	$13.75166	62,152
01/01/2015 to 12/31/2015	$13.75166	$13.13027	80,541
01/01/2016 to 12/31/2016	$13.13027	$15.00201	109,170
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
03/19/2007* to 12/31/2007	$10.11587	$9.84473	0
01/01/2008 to 12/31/2008	$9.84473	$5.70314	0
01/01/2009 to 12/31/2009	$5.70314	$6.74404	0
01/01/2010 to 12/31/2010	$6.74404	$7.55590	197
01/01/2011 to 12/31/2011	$7.55590	$7.16817	1,094
01/01/2012 to 12/31/2012	$7.16817	$8.29561	14,852
01/01/2013 to 12/31/2013	$8.29561	$11.48738	31,898
01/01/2014 to 12/31/2014	$11.48738	$12.93708	42,358
01/01/2015 to 12/31/2015	$12.93708	$11.80525	49,990
01/01/2016 to 12/31/2016	$11.80525	$14.01298	61,709
AST International Growth Portfolio
03/19/2007* to 12/31/2007	$10.15948	$12.05201	0
01/01/2008 to 12/31/2008	$12.05201	$5.93863	0
01/01/2009 to 12/31/2009	$5.93863	$7.95483	448
01/01/2010 to 12/31/2010	$7.95483	$9.01789	458
01/01/2011 to 12/31/2011	$9.01789	$7.77483	437
01/01/2012 to 12/31/2012	$7.77483	$9.26557	8,321
01/01/2013 to 12/31/2013	$9.26557	$10.92201	15,690
01/01/2014 to 12/31/2014	$10.92201	$10.21646	15,533
01/01/2015 to 12/31/2015	$10.21646	$10.43383	19,369
01/01/2016 to 12/31/2016	$10.43383	$9.94030	16,568

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST International Value Portfolio
03/19/2007* to 12/31/2007	$10.12617	$11.65068	0
01/01/2008 to 12/31/2008	$11.65068	$6.45950	0
01/01/2009 to 12/31/2009	$6.45950	$8.34615	0
01/01/2010 to 12/31/2010	$8.34615	$9.17929	607
01/01/2011 to 12/31/2011	$9.17929	$7.94794	1,773
01/01/2012 to 12/31/2012	$7.94794	$9.18156	3,131
01/01/2013 to 12/31/2013	$9.18156	$10.86035	7,431
01/01/2014 to 12/31/2014	$10.86035	$10.03208	9,404
01/01/2015 to 12/31/2015	$10.03208	$10.01389	11,194
01/01/2016 to 12/31/2016	$10.01389	$9.97240	10,720
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11197	$7.17178	0
01/01/2009 to 12/31/2009	$7.17178	$8.99427	0
01/01/2010 to 12/31/2010	$8.99427	$10.13569	0
01/01/2011 to 12/31/2011	$10.13569	$9.97825	1,208
01/01/2012 to 12/31/2012	$9.97825	$11.22134	27,647
01/01/2013 to 12/31/2013	$11.22134	$12.91910	27,963
01/01/2014 to 12/31/2014	$12.91910	$13.60521	34,332
01/01/2015 to 12/31/2015	$13.60521	$13.32949	53,555
01/01/2016 to 12/31/2016	$13.32949	$13.88622	58,208
AST J.P. Morgan International Equity Portfolio
03/19/2007* to 12/31/2007	$10.14435	$10.97941	2,000
01/01/2008 to 12/31/2008	$10.97941	$6.37232	7,415
01/01/2009 to 12/31/2009	$6.37232	$8.57302	10,158
01/01/2010 to 12/31/2010	$8.57302	$9.09678	10,379
01/01/2011 to 12/31/2011	$9.09678	$8.18270	11,011
01/01/2012 to 12/31/2012	$8.18270	$9.87658	14,182
01/01/2013 to 12/31/2013	$9.87658	$11.28094	28,745
01/01/2014 to 12/31/2014	$11.28094	$10.45830	71,525
01/01/2015 to 12/31/2015	$10.45830	$10.06541	106,352
01/01/2016 to 12/31/2016	$10.06541	$10.15840	111,320
AST J.P. Morgan Strategic Opportunities Portfolio
03/19/2007* to 12/31/2007	$10.08054	$10.17383	0
01/01/2008 to 12/31/2008	$10.17383	$8.29858	10,258
01/01/2009 to 12/31/2009	$8.29858	$10.02568	41,174
01/01/2010 to 12/31/2010	$10.02568	$10.65289	41,076
01/01/2011 to 12/31/2011	$10.65289	$10.57215	44,156
01/01/2012 to 12/31/2012	$10.57215	$11.58947	68,595
01/01/2013 to 12/31/2013	$11.58947	$12.74066	67,156
01/01/2014 to 12/31/2014	$12.74066	$13.30181	88,614
01/01/2015 to 12/31/2015	$13.30181	$13.14611	89,830
01/01/2016 to 12/31/2016	$13.14611	$13.51574	125,636
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08457	$10.29963	0
01/01/2010 to 12/31/2010	$10.29963	$11.35164	0
01/01/2011 to 12/31/2011	$11.35164	$11.31377	0
01/01/2012 to 12/31/2012	$11.31377	$12.90295	518
01/01/2013 to 12/31/2013	$12.90295	$17.43738	5,435
01/01/2014 to 12/31/2014	$17.43738	$18.90555	8,490
01/01/2015 to 12/31/2015	$18.90555	$20.70893	10,511
01/01/2016 to 12/31/2016	$20.70893	$20.20390	10,182

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
03/19/2007* to 12/31/2007	$10.13199	$11.47337	2,345
01/01/2008 to 12/31/2008	$11.47337	$6.40005	0
01/01/2009 to 12/31/2009	$6.40005	$8.22241	6,687
01/01/2010 to 12/31/2010	$8.22241	$9.74903	6,413
01/01/2011 to 12/31/2011	$9.74903	$9.56442	5,154
01/01/2012 to 12/31/2012	$9.56442	$10.63120	48,310
01/01/2013 to 12/31/2013	$10.63120	$14.37959	35,153
01/01/2014 to 12/31/2014	$14.37959	$15.74482	73,599
01/01/2015 to 12/31/2015	$15.74482	$17.15902	82,680
01/01/2016 to 12/31/2016	$17.15902	$17.93663	79,915
AST Lord Abbett Core Fixed Income Portfolio
03/19/2007* to 12/31/2007	$10.02439	$10.32185	0
01/01/2008 to 12/31/2008	$10.32185	$7.84324	0
01/01/2009 to 12/31/2009	$7.84324	$10.45274	5,287
01/01/2010 to 12/31/2010	$10.45274	$11.73757	4,794
01/01/2011 to 12/31/2011	$11.73757	$12.80336	8,496
01/01/2012 to 12/31/2012	$12.80336	$13.42818	77,961
01/01/2013 to 12/31/2013	$13.42818	$13.02931	83,091
01/01/2014 to 12/31/2014	$13.02931	$13.72449	85,991
01/01/2015 to 12/31/2015	$13.72449	$13.50922	137,056
01/01/2016 to 12/31/2016	$13.50922	$13.72373	141,343
AST MFS Global Equity Portfolio
03/19/2007* to 12/31/2007	$10.11667	$10.95164	0
01/01/2008 to 12/31/2008	$10.95164	$7.15759	1,243
01/01/2009 to 12/31/2009	$7.15759	$9.31966	15,605
01/01/2010 to 12/31/2010	$9.31966	$10.33903	12,339
01/01/2011 to 12/31/2011	$10.33903	$9.91614	18,473
01/01/2012 to 12/31/2012	$9.91614	$12.08368	28,565
01/01/2013 to 12/31/2013	$12.08368	$15.27018	35,474
01/01/2014 to 12/31/2014	$15.27018	$15.66783	48,968
01/01/2015 to 12/31/2015	$15.66783	$15.28549	63,770
01/01/2016 to 12/31/2016	$15.28549	$16.21071	73,574
AST MFS Growth Portfolio
03/19/2007* to 12/31/2007	$10.10694	$11.59267	0
01/01/2008 to 12/31/2008	$11.59267	$7.31108	440
01/01/2009 to 12/31/2009	$7.31108	$8.99798	3,010
01/01/2010 to 12/31/2010	$8.99798	$10.04775	2,559
01/01/2011 to 12/31/2011	$10.04775	$9.88927	3,386
01/01/2012 to 12/31/2012	$9.88927	$11.46400	5,224
01/01/2013 to 12/31/2013	$11.46400	$15.51686	16,702
01/01/2014 to 12/31/2014	$15.51686	$16.70138	32,940
01/01/2015 to 12/31/2015	$16.70138	$17.73141	52,858
01/01/2016 to 12/31/2016	$17.73141	$17.89169	66,755
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99918	$10.22213	0
01/01/2013 to 12/31/2013	$10.22213	$13.61300	0
01/01/2014 to 12/31/2014	$13.61300	$14.85534	0
01/01/2015 to 12/31/2015	$14.85534	$14.60187	0
01/01/2016 to 12/31/2016	$14.60187	$16.40135	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Neuberger Berman Mid-Cap Growth Portfolio
03/19/2007* to 12/31/2007	$10.11565	$11.82260	0
01/01/2008 to 12/31/2008	$11.82260	$6.65075	0
01/01/2009 to 12/31/2009	$6.65075	$8.54648	0
01/01/2010 to 12/31/2010	$8.54648	$10.88845	0
01/01/2011 to 12/31/2011	$10.88845	$10.96268	424
01/01/2012 to 12/31/2012	$10.96268	$12.19821	16,652
01/01/2013 to 12/31/2013	$12.19821	$16.01598	17,613
01/01/2014 to 12/31/2014	$16.01598	$17.11635	24,756
01/01/2015 to 10/16/2015	$17.11635	$17.64502	0
AST Neuberger Berman Small-Cap Growth Portfolio
03/19/2007* to 12/31/2007	$10.12073	$11.75209	0
01/01/2008 to 12/31/2008	$11.75209	$6.68601	0
01/01/2009 to 12/31/2009	$6.68601	$8.11354	149
01/01/2010 to 12/31/2010	$8.11354	$9.66127	139
01/01/2011 to 04/29/2011	$9.66127	$10.86028	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/19/2007* to 12/31/2007	$10.13369	$10.25701	2,202
01/01/2008 to 12/31/2008	$10.25701	$5.86395	1,930
01/01/2009 to 12/31/2009	$5.86395	$8.16575	10,813
01/01/2010 to 12/31/2010	$8.16575	$9.97960	10,171
01/01/2011 to 12/31/2011	$9.97960	$9.63540	10,393
01/01/2012 to 12/31/2012	$9.63540	$11.17393	15,841
01/01/2013 to 12/31/2013	$11.17393	$15.71072	36,628
01/01/2014 to 12/31/2014	$15.71072	$17.77178	44,348
01/01/2015 to 12/31/2015	$17.77178	$16.60400	54,248
01/01/2016 to 12/31/2016	$16.60400	$19.43671	60,770
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99918	$10.37057	16,117
01/01/2013 to 12/31/2013	$10.37057	$12.20998	8,126
01/01/2014 to 12/31/2014	$12.20998	$12.71038	13,083
01/01/2015 to 12/31/2015	$12.71038	$12.42824	15,806
01/01/2016 to 12/31/2016	$12.42824	$12.83725	25,969
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10192	$5.59093	0
01/01/2009 to 12/31/2009	$5.59093	$9.21761	129
01/01/2010 to 12/31/2010	$9.21761	$11.15868	125
01/01/2011 to 12/31/2011	$11.15868	$8.80869	2,616
01/01/2012 to 12/31/2012	$8.80869	$10.28504	3,295
01/01/2013 to 12/31/2013	$10.28504	$10.20593	18,822
01/01/2014 to 12/31/2014	$10.20593	$9.63174	22,153
01/01/2015 to 12/31/2015	$9.63174	$7.94129	23,602
01/01/2016 to 12/31/2016	$7.94129	$8.83470	26,731
AST Preservation Asset Allocation Portfolio
03/19/2007* to 12/31/2007	$10.04514	$10.75670	0
01/01/2008 to 12/31/2008	$10.75670	$8.57497	34,793
01/01/2009 to 12/31/2009	$8.57497	$10.19125	87,454
01/01/2010 to 12/31/2010	$10.19125	$11.15697	108,923
01/01/2011 to 12/31/2011	$11.15697	$11.15675	207,615
01/01/2012 to 12/31/2012	$11.15675	$12.19226	449,309
01/01/2013 to 12/31/2013	$12.19226	$13.18351	433,397
01/01/2014 to 12/31/2014	$13.18351	$13.80684	626,045
01/01/2015 to 12/31/2015	$13.80684	$13.68969	718,355
01/01/2016 to 12/31/2016	$13.68969	$14.30327	825,544

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
03/19/2007* to 12/31/2007	$10.10404	$11.19117	469
01/01/2008 to 12/31/2008	$11.19117	$6.56949	393
01/01/2009 to 12/31/2009	$6.56949	$8.19394	29,491
01/01/2010 to 12/31/2010	$8.19394	$9.65573	34,201
01/01/2011 to 12/31/2011	$9.65573	$8.96603	49,820
01/01/2012 to 12/31/2012	$8.96603	$10.02421	61,112
01/01/2013 to 12/31/2013	$10.02421	$11.61472	94,352
01/01/2014 to 12/31/2014	$11.61472	$12.55744	195,413
01/01/2015 to 12/31/2015	$12.55744	$12.35696	264,830
01/01/2016 to 12/31/2016	$12.35696	$13.46983	281,928
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99918	$11.73020	0
01/01/2014 to 12/31/2014	$11.73020	$13.38423	0
01/01/2015 to 12/31/2015	$13.38423	$13.45615	0
01/01/2016 to 12/31/2016	$13.45615	$14.76943	0
AST QMA US Equity Alpha Portfolio
03/19/2007* to 12/31/2007	$10.11188	$10.37151	0
01/01/2008 to 12/31/2008	$10.37151	$6.29304	0
01/01/2009 to 12/31/2009	$6.29304	$7.59041	0
01/01/2010 to 12/31/2010	$7.59041	$8.64622	0
01/01/2011 to 12/31/2011	$8.64622	$8.85664	491
01/01/2012 to 12/31/2012	$8.85664	$10.41779	1,912
01/01/2013 to 12/31/2013	$10.41779	$13.65949	8,717
01/01/2014 to 12/31/2014	$13.65949	$15.85219	20,322
01/01/2015 to 12/31/2015	$15.85219	$16.17865	28,273
01/01/2016 to 12/31/2016	$16.17865	$18.39686	44,915
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99918	$8.93992	0
01/01/2012 to 12/31/2012	$8.93992	$10.01604	21,087
01/01/2013 to 12/31/2013	$10.01604	$12.13798	25,309
01/01/2014 to 12/31/2014	$12.13798	$12.79898	15,325
01/01/2015 to 12/31/2015	$12.79898	$12.69136	93,053
01/01/2016 to 12/31/2016	$12.69136	$13.36031	201,968
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08128	$7.37971	0
01/01/2009 to 12/31/2009	$7.37971	$9.01552	0
01/01/2010 to 12/31/2010	$9.01552	$9.99007	0
01/01/2011 to 12/31/2011	$9.99007	$9.71160	5,942
01/01/2012 to 12/31/2012	$9.71160	$10.60403	50,477
01/01/2013 to 12/31/2013	$10.60403	$11.80510	62,149
01/01/2014 to 12/31/2014	$11.80510	$12.28896	69,809
01/01/2015 to 12/31/2015	$12.28896	$12.14719	72,169
01/01/2016 to 12/31/2016	$12.14719	$12.60617	100,956
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09946	$6.72784	0
01/01/2009 to 12/31/2009	$6.72784	$8.44981	0
01/01/2010 to 12/31/2010	$8.44981	$9.56609	0
01/01/2011 to 12/31/2011	$9.56609	$9.24529	24,558
01/01/2012 to 12/31/2012	$9.24529	$10.60940	48,336
01/01/2013 to 12/31/2013	$10.60940	$12.40140	76,556
01/01/2014 to 12/31/2014	$12.40140	$12.94564	113,063
01/01/2015 to 12/31/2015	$12.94564	$12.74795	213,951
01/01/2016 to 12/31/2016	$12.74795	$13.48246	210,038

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Schroders Multi-Asset World Strategies Portfolio
03/19/2007* to 12/31/2007	$10.07291	$10.87140	1,400
01/01/2008 to 12/31/2008	$10.87140	$7.51399	1,359
01/01/2009 to 12/31/2009	$7.51399	$9.47895	9,547
01/01/2010 to 12/31/2010	$9.47895	$10.49368	18,919
01/01/2011 to 12/31/2011	$10.49368	$10.03860	22,204
01/01/2012 to 12/31/2012	$10.03860	$11.04609	46,234
01/01/2013 to 12/31/2013	$11.04609	$12.51162	60,754
01/01/2014 to 12/31/2014	$12.51162	$12.76388	78,261
01/01/2015 to 10/16/2015	$12.76388	$12.48069	0
AST Small-Cap Growth Opportunities Portfolio
03/19/2007* to 12/31/2007	$10.10254	$10.91958	0
01/01/2008 to 12/31/2008	$10.91958	$6.04442	0
01/01/2009 to 12/31/2009	$6.04442	$7.93932	3,166
01/01/2010 to 12/31/2010	$7.93932	$10.41905	2,949
01/01/2011 to 12/31/2011	$10.41905	$8.96343	2,264
01/01/2012 to 12/31/2012	$8.96343	$10.65604	9,161
01/01/2013 to 12/31/2013	$10.65604	$14.85632	15,705
01/01/2014 to 12/31/2014	$14.85632	$15.43593	19,852
01/01/2015 to 12/31/2015	$15.43593	$15.48715	29,778
01/01/2016 to 12/31/2016	$15.48715	$16.51462	32,216
AST Small-Cap Growth Portfolio
03/19/2007* to 12/31/2007	$10.09716	$10.46802	0
01/01/2008 to 12/31/2008	$10.46802	$6.73693	0
01/01/2009 to 12/31/2009	$6.73693	$8.93194	0
01/01/2010 to 12/31/2010	$8.93194	$12.06406	0
01/01/2011 to 12/31/2011	$12.06406	$11.82778	819
01/01/2012 to 12/31/2012	$11.82778	$13.13644	5,376
01/01/2013 to 12/31/2013	$13.13644	$17.58113	12,287
01/01/2014 to 12/31/2014	$17.58113	$18.07191	13,769
01/01/2015 to 12/31/2015	$18.07191	$18.03357	12,680
01/01/2016 to 12/31/2016	$18.03357	$20.01168	20,627
AST Small-Cap Value Portfolio
03/19/2007* to 12/31/2007	$10.11095	$9.43656	1,552
01/01/2008 to 12/31/2008	$9.43656	$6.56669	0
01/01/2009 to 12/31/2009	$6.56669	$8.25723	0
01/01/2010 to 12/31/2010	$8.25723	$10.30053	0
01/01/2011 to 12/31/2011	$10.30053	$9.58913	680
01/01/2012 to 12/31/2012	$9.58913	$11.21832	7,416
01/01/2013 to 12/31/2013	$11.21832	$15.26149	17,249
01/01/2014 to 12/31/2014	$15.26149	$15.90635	18,760
01/01/2015 to 12/31/2015	$15.90635	$15.07015	20,694
01/01/2016 to 12/31/2016	$15.07015	$19.27868	20,881
AST T. Rowe Price Asset Allocation Portfolio
03/19/2007* to 12/31/2007	$10.06740	$10.57860	492
01/01/2008 to 12/31/2008	$10.57860	$7.75653	39,334
01/01/2009 to 12/31/2009	$7.75653	$9.53361	42,393
01/01/2010 to 12/31/2010	$9.53361	$10.52807	33,991
01/01/2011 to 12/31/2011	$10.52807	$10.63067	60,944
01/01/2012 to 12/31/2012	$10.63067	$11.94592	170,982
01/01/2013 to 12/31/2013	$11.94592	$13.81861	463,674
01/01/2014 to 12/31/2014	$13.81861	$14.48626	626,426
01/01/2015 to 12/31/2015	$14.48626	$14.34890	810,547
01/01/2016 to 12/31/2016	$14.34890	$15.27883	843,845

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST T. Rowe Price Equity Income Portfolio
03/19/2007* to 12/31/2007	$10.11700	$9.82815	5,487
01/01/2008 to 12/31/2008	$9.82815	$5.65507	5,921
01/01/2009 to 12/31/2009	$5.65507	$6.93144	5,658
01/01/2010 to 12/31/2010	$6.93144	$7.77169	5,028
01/01/2011 to 12/31/2011	$7.77169	$7.56873	6,045
01/01/2012 to 12/31/2012	$7.56873	$8.78643	21,212
01/01/2013 to 12/31/2013	$8.78643	$11.28190	43,112
01/01/2014 to 12/31/2014	$11.28190	$12.00433	101,261
01/01/2015 to 10/16/2015	$12.00433	$11.18850	0
AST T. Rowe Price Large-Cap Growth Portfolio
03/19/2007* to 12/31/2007	$10.08361	$10.93976	0
01/01/2008 to 12/31/2008	$10.93976	$6.43744	1,333
01/01/2009 to 12/31/2009	$6.43744	$9.77555	3,241
01/01/2010 to 12/31/2010	$9.77555	$11.20897	3,920
01/01/2011 to 12/31/2011	$11.20897	$10.91000	4,699
01/01/2012 to 12/31/2012	$10.91000	$12.70117	19,767
01/01/2013 to 12/31/2013	$12.70117	$18.11188	40,364
01/01/2014 to 12/31/2014	$18.11188	$19.42910	54,961
01/01/2015 to 12/31/2015	$19.42910	$21.08029	51,404
01/01/2016 to 12/31/2016	$21.08029	$21.43515	65,202
AST T. Rowe Price Natural Resources Portfolio
03/19/2007* to 12/31/2007	$10.17958	$13.94064	0
01/01/2008 to 12/31/2008	$13.94064	$6.90317	6,773
01/01/2009 to 12/31/2009	$6.90317	$10.20784	15,445
01/01/2010 to 12/31/2010	$10.20784	$12.17409	13,337
01/01/2011 to 12/31/2011	$12.17409	$10.25550	19,083
01/01/2012 to 12/31/2012	$10.25550	$10.52125	16,869
01/01/2013 to 12/31/2013	$10.52125	$12.01930	30,337
01/01/2014 to 12/31/2014	$12.01930	$10.90540	40,792
01/01/2015 to 12/31/2015	$10.90540	$8.71869	53,185
01/01/2016 to 12/31/2016	$8.71869	$10.75741	93,994
AST Templeton Global Bond Portfolio
03/19/2007* to 12/31/2007	$9.98213	$10.73003	0
01/01/2008 to 12/31/2008	$10.73003	$10.36499	3,077
01/01/2009 to 12/31/2009	$10.36499	$11.50569	10,277
01/01/2010 to 12/31/2010	$11.50569	$12.04612	11,386
01/01/2011 to 12/31/2011	$12.04612	$12.41886	12,041
01/01/2012 to 12/31/2012	$12.41886	$12.93840	11,281
01/01/2013 to 12/31/2013	$12.93840	$12.32953	16,494
01/01/2014 to 12/31/2014	$12.32953	$12.27550	29,219
01/01/2015 to 12/31/2015	$12.27550	$11.59268	53,393
01/01/2016 to 12/31/2016	$11.59268	$11.97824	55,376
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
03/19/2007* to 12/31/2007	$10.11154	$10.19617	2,976
01/01/2008 to 12/31/2008	$10.19617	$6.32963	0
01/01/2009 to 12/31/2009	$6.32963	$7.41124	0
01/01/2010 to 12/31/2010	$7.41124	$8.25078	0
01/01/2011 to 12/31/2011	$8.25078	$8.12903	4,250
01/01/2012 to 12/31/2012	$8.12903	$9.12709	14,114
01/01/2013 to 12/31/2013	$9.12709	$12.16608	25,451
01/01/2014 to 12/31/2014	$12.16608	$12.23327	30,161
01/01/2015 to 12/31/2015	$12.23327	$11.37778	29,175
01/01/2016 to 12/31/2016	$11.37778	$11.95569	29,680

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
03/19/2007* to 12/31/2007	$10.10574	$10.11084	0
01/01/2008 to 12/31/2008	$10.11084	$6.19415	0
01/01/2009 to 12/31/2009	$6.19415	$8.51751	0
01/01/2010 to 12/31/2010	$8.51751	$10.42410	0
01/01/2011 to 12/31/2011	$10.42410	$9.96483	972
01/01/2012 to 12/31/2012	$9.96483	$11.68256	7,983
01/01/2013 to 12/31/2013	$11.68256	$15.31633	5,233
01/01/2014 to 12/31/2014	$15.31633	$17.43481	8,434
01/01/2015 to 12/31/2015	$17.43481	$16.12146	25,811
01/01/2016 to 12/31/2016	$16.12146	$18.19606	25,555
AST Wellington Management Hedged Equity Portfolio
03/19/2007* to 12/31/2007	$10.12210	$11.05096	1,576
01/01/2008 to 12/31/2008	$11.05096	$6.31035	3,962
01/01/2009 to 12/31/2009	$6.31035	$8.02421	13,667
01/01/2010 to 12/31/2010	$8.02421	$9.10752	13,459
01/01/2011 to 12/31/2011	$9.10752	$8.70580	20,325
01/01/2012 to 12/31/2012	$8.70580	$9.56832	21,025
01/01/2013 to 12/31/2013	$9.56832	$11.41596	32,813
01/01/2014 to 12/31/2014	$11.41596	$11.92516	51,705
01/01/2015 to 12/31/2015	$11.92516	$11.73237	76,182
01/01/2016 to 12/31/2016	$11.73237	$12.37437	94,590
AST Western Asset Core Plus Bond Portfolio
11/19/2007* to 12/31/2007	$9.99918	$9.98774	0
01/01/2008 to 12/31/2008	$9.98774	$9.37351	0
01/01/2009 to 12/31/2009	$9.37351	$10.35999	3,687
01/01/2010 to 12/31/2010	$10.35999	$11.05727	3,593
01/01/2011 to 12/31/2011	$11.05727	$11.60740	6,542
01/01/2012 to 12/31/2012	$11.60740	$12.39484	37,608
01/01/2013 to 12/31/2013	$12.39484	$12.08896	36,684
01/01/2014 to 12/31/2014	$12.08896	$12.83064	48,572
01/01/2015 to 12/31/2015	$12.83064	$12.86080	60,874
01/01/2016 to 12/31/2016	$12.86080	$13.38950	106,795
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07829	$6.67267	5,683
01/01/2009 to 12/31/2009	$6.67267	$8.59292	9,582
01/01/2010 to 12/31/2010	$8.59292	$9.37902	8,610
01/01/2011 to 12/31/2011	$9.37902	$9.13111	22,166
01/01/2012 to 09/21/2012	$9.13111	$10.27970	0
*Denotes the start date of these sub-accounts

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
ASSETS
Investment in the portfolios, at fair value	$96,410,894	$148,549,257	$162,270,550	$11,278,451	$14,319,345
Net Assets	$96,410,894	$148,549,257	$162,270,550	$11,278,451	$14,319,345

NET ASSETS, representing:
Accumulation units	$96,410,894	$148,549,257	$162,270,550	$11,278,451	$14,319,345
	$96,410,894	$148,549,257	$162,270,550	$11,278,451	$14,319,345

Units outstanding	84,822,091	57,300,996	55,259,882	3,816,322	5,306,901

Portfolio shares held	9,641,089	12,096,845	3,961,683	433,953	592,198
Portfolio net asset value per share	$10.00	$12.28	$40.96	$25.99	$24.18
Investment in portfolio shares, at cost	$96,410,894	$134,806,127	$107,011,216	$7,510,268	$9,287,063

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$97,140	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	1,513,122	2,204,243	2,349,213	159,895	208,183
NET INVESTMENT INCOME (LOSS)	(1,415,982)	(2,204,243)	(2,349,213)	(159,895)	(208,183)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	1,962,348	6,599,432	590,054	813,920
Net change in unrealized gain (loss) on investments	—	6,906,494	(1,236,079)	355,892	234,651
NET GAIN (LOSS) ON INVESTMENTS	—	8,868,842	5,363,353	945,946	1,048,571

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,415,982)	$6,664,599	$3,014,140	$786,051	$840,388

The accompanying notes are an integral part of these financial statements.
A 1

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
ASSETS
Investment in the portfolios, at fair value	$231,803,088	$148,803,486	$3,664,511	$273,087,884	$52,073,305
Net Assets	$231,803,088	$148,803,486	$3,664,511	$273,087,884	$52,073,305

NET ASSETS, representing:
Accumulation units	$231,803,088	$148,803,486	$3,664,511	$273,087,884	$52,073,305
	$231,803,088	$148,803,486	$3,664,511	$273,087,884	$52,073,305

Units outstanding	78,961,808	31,833,690	681,242	91,196,336	22,600,017

Portfolio shares held	8,559,937	29,177,154	136,278	5,386,349	1,893,575
Portfolio net asset value per share	$27.08	$5.10	$26.89	$50.70	$27.50
Investment in portfolio shares, at cost	$162,944,139	$153,613,042	$4,666,935	$190,574,631	$37,059,738

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$9,647,814	$—	$4,965,956	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	3,375,020	2,242,117	49,055	3,977,564	781,840
NET INVESTMENT INCOME (LOSS)	(3,375,020)	7,405,697	(49,055)	988,392	(781,840)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	13,200,123	—
Net realized gain (loss) on shares redeemed	7,087,142	(1,958,636)	(233,985)	10,996,202	1,800,923
Net change in unrealized gain (loss) on investments	16,797,157	14,811,655	1,048,354	917,248	415,856
NET GAIN (LOSS) ON INVESTMENTS	23,884,299	12,853,019	814,369	25,113,573	2,216,779

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$20,509,279	$20,258,716	$765,314	$26,101,965	$1,434,939

The accompanying notes are an integral part of these financial statements.
A 2

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$247,239,107	$59,541,895	$17,264,077	$66,113,540	$71,609,927
Net Assets	$247,239,107	$59,541,895	$17,264,077	$66,113,540	$71,609,927

NET ASSETS, representing:
Accumulation units	$247,239,107	$59,541,895	$17,264,077	$66,113,540	$71,609,927
	$247,239,107	$59,541,895	$17,264,077	$66,113,540	$71,609,927

Units outstanding	80,340,008	10,868,449	10,886,921	18,851,784	26,486,185

Portfolio shares held	5,478,376	1,747,121	1,209,816	2,332,870	2,070,848
Portfolio net asset value per share	$45.13	$34.08	$14.27	$28.34	$34.58
Investment in portfolio shares, at cost	$126,691,085	$29,625,509	$16,176,800	$49,801,506	$54,649,517

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$184,364	$1,441,948	$548,715

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	3,729,468	749,011	246,631	863,441	1,021,470
NET INVESTMENT INCOME (LOSS)	(3,729,468)	(749,011)	(62,267)	578,507	(472,755)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	633,751	6,119,764	4,918,295
Net realized gain (loss) on shares redeemed	18,006,727	3,488,108	194,971	2,053,725	2,743,348
Net change in unrealized gain (loss) on investments	(21,795,481)	9,477,839	(635,256)	1,413,941	(1,017,767)
NET GAIN (LOSS) ON INVESTMENTS	(3,788,754)	12,965,947	193,466	9,587,430	6,643,876

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(7,518,222)	$12,216,936	$131,199	$10,165,937	$6,171,121

The accompanying notes are an integral part of these financial statements.
A 3

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	Janus Aspen Janus Portfolio (Institutional Shares)	Janus Aspen Overseas Portfolio (Institutional Shares)	MFS Research Series (Initial Class)	MFS Growth Series (Initial Class)	American Century VP Value Fund (Class I)
ASSETS
Investment in the portfolios, at fair value	$49,711,304	$52,039,355	$16,979,027	$52,348,094	$27,509,117
Net Assets	$49,711,304	$52,039,355	$16,979,027	$52,348,094	$27,509,117

NET ASSETS, representing:
Accumulation units	$49,711,304	$52,039,355	$16,979,027	$52,348,094	$27,509,117
	$49,711,304	$52,039,355	$16,979,027	$52,348,094	$27,509,117

Units outstanding	19,342,108	18,982,535	5,999,836	17,676,860	7,562,353

Portfolio shares held	1,718,331	2,099,208	653,039	1,350,570	2,624,916
Portfolio net asset value per share	$28.93	$24.79	$26.00	$38.76	$10.48
Investment in portfolio shares, at cost	$47,379,688	$67,197,232	$13,090,538	$35,434,690	$18,581,832

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	Janus Aspen Janus Portfolio (Institutional Shares)	Janus Aspen Overseas Portfolio (Institutional Shares)	MFS Research Series (Initial Class)	MFS Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$280,873	$2,715,016	$133,909	$24,072	$440,511

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	733,703	751,727	239,785	764,518	352,677
NET INVESTMENT INCOME (LOSS)	(452,830)	1,963,289	(105,876)	(740,446)	87,834

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	3,230,319	1,484,018	1,718,686	3,283,816	—
Net realized gain (loss) on shares redeemed	510,837	(1,718,607)	751,686	2,726,016	980,734
Net change in unrealized gain (loss) on investments	(3,837,072)	(6,554,254)	(1,160,657)	(4,774,216)	3,349,662
NET GAIN (LOSS) ON INVESTMENTS	(95,916)	(6,788,843)	1,309,715	1,235,616	4,330,396

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(548,746)	$(4,825,554)	$1,203,839	$495,170	$4,418,230

The accompanying notes are an integral part of these financial statements.
A 4

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$22,199,378	$40,265,813	$24,077,097	$6,715,446	$93,506,305
Net Assets	$22,199,378	$40,265,813	$24,077,097	$6,715,446	$93,506,305

NET ASSETS, representing:
Accumulation units	$22,199,378	$40,265,813	$24,077,097	$6,715,446	$93,506,305
	$22,199,378	$40,265,813	$24,077,097	$6,715,446	$93,506,305

Units outstanding	8,208,070	15,618,347	13,698,518	5,898,489	30,663,785

Portfolio shares held	1,364,436	1,681,947	2,645,835	155,020	3,985,776
Portfolio net asset value per share	$16.27	$23.94	$9.10	$43.32	$23.46
Investment in portfolio shares, at cost	$28,291,451	$21,995,079	$28,073,889	$5,485,289	$49,639,436

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$289,544	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	318,647	582,403	327,721	99,934	1,351,893
NET INVESTMENT INCOME (LOSS)	(318,647)	(582,403)	(38,177)	(99,934)	(1,351,893)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	2,698,926	—	3,467,792	837,523	—
Net realized gain (loss) on shares redeemed	(978,975)	2,972,806	(473,805)	500,861	5,110,328
Net change in unrealized gain (loss) on investments	(840,012)	(2,503,299)	(691,676)	(1,237,826)	14,661,874
NET GAIN (LOSS) ON INVESTMENTS	879,939	469,507	2,302,311	100,558	19,772,202

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$561,292	$(112,896)	$2,264,134	$624	$18,420,309

The accompanying notes are an integral part of these financial statements.
A 5

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	Janus Aspen Janus Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
ASSETS
Investment in the portfolios, at fair value	$9,066,913	$98,682,778	$27,187,752	$532,188,733	$239,515,128
Net Assets	$9,066,913	$98,682,778	$27,187,752	$532,188,733	$239,515,128

NET ASSETS, representing:
Accumulation units	$9,066,913	$98,682,778	$27,187,752	$532,188,733	$239,515,128
	$9,066,913	$98,682,778	$27,187,752	$532,188,733	$239,515,128

Units outstanding	5,448,988	35,034,627	18,567,619	32,294,384	12,695,924

Portfolio shares held	320,272	8,169,104	4,592,526	18,791,975	21,994,043
Portfolio net asset value per share	$28.31	$12.08	$5.92	$28.32	$10.89
Investment in portfolio shares, at cost	$7,725,716	$59,355,262	$28,304,818	$439,844,417	$195,625,934

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	Janus Aspen Janus Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$36,741	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	159,958	1,601,742	464,087	7,074,370	3,657,305
NET INVESTMENT INCOME (LOSS)	(123,217)	(1,601,742)	(464,087)	(7,074,370)	(3,657,305)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	609,785	—	—	—	—
Net realized gain (loss) on shares redeemed	240,680	5,277,354	(121,188)	8,088,537	15,007,114
Net change in unrealized gain (loss) on investments	(886,719)	(1,252,250)	(986,398)	44,272,220	(7,087,497)
NET GAIN (LOSS) ON INVESTMENTS	(36,254)	4,025,104	(1,107,586)	52,360,757	7,919,617

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(159,471)	$2,423,362	$(1,571,673)	$45,286,387	$4,262,312

The accompanying notes are an integral part of these financial statements.
A 6

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST Value Equity Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,487,767,353	$113,488,338	$202,253,508	$141,143,501	$106,316,957
Net Assets	$1,487,767,353	$113,488,338	$202,253,508	$141,143,501	$106,316,957

NET ASSETS, representing:
Accumulation units	$1,487,767,353	$113,488,338	$202,253,508	$141,143,501	$106,316,957
	$1,487,767,353	$113,488,338	$202,253,508	$141,143,501	$106,316,957

Units outstanding	116,488,803	7,874,619	14,420,674	7,973,595	5,668,838

Portfolio shares held	87,259,082	8,736,593	21,585,220	9,088,442	4,888,136
Portfolio net asset value per share	$17.05	$12.99	$9.37	$15.53	$21.75
Investment in portfolio shares, at cost	$1,224,433,196	$91,895,780	$174,319,229	$108,175,888	$81,280,491
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST Value Equity Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	24,532,704	1,776,768	2,836,700	2,166,393	1,602,513
NET INVESTMENT INCOME (LOSS)	(24,532,704)	(1,776,768)	(2,836,700)	(2,166,393)	(1,602,513)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	47,969,647	4,872,819	4,939,651	8,589,606	6,566,361
Net change in unrealized gain (loss) on investments	3,459,274	393,742	20,914,273	410,687	5,913,482
NET GAIN (LOSS) ON INVESTMENTS	51,428,921	5,266,561	25,853,924	9,000,293	12,479,843

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$26,896,217	$3,489,793	$23,017,224	$6,833,900	$10,877,330

The accompanying notes are an integral part of these financial statements.
A 7

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$139,959,945	$496,877,131	$411,063,140	$648,214,818	$390,226,357
Net Assets	$139,959,945	$496,877,131	$411,063,140	$648,214,818	$390,226,357

NET ASSETS, representing:
Accumulation units	$139,959,945	$496,877,131	$411,063,140	$648,214,818	$390,226,357
	$139,959,945	$496,877,131	$411,063,140	$648,214,818	$390,226,357

Units outstanding	6,920,854	29,784,201	23,496,387	54,222,773	20,368,608

Portfolio shares held	5,245,875	66,964,573	16,468,876	53,002,029	10,406,036
Portfolio net asset value per share	$26.68	$7.42	$24.96	$12.23	$37.50
Investment in portfolio shares, at cost	$101,351,238	$457,785,006	$280,306,290	$618,013,110	$291,693,518

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	1,626,093	7,801,033	4,499,361	9,063,930	5,721,913
NET INVESTMENT INCOME (LOSS)	(1,626,093)	(7,801,033)	(4,499,361)	(9,063,930)	(5,721,913)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,953,867	3,241,257	21,696,180	9,268,044	26,464,505
Net change in unrealized gain (loss) on investments	20,931,057	(2,992,111)	44,328,897	7,335,969	(10,289,891)
NET GAIN (LOSS) ON INVESTMENTS	26,884,924	249,146	66,025,077	16,604,013	16,174,614

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$25,258,831	$(7,551,887)	$61,525,716	$7,540,083	$10,452,701

The accompanying notes are an integral part of these financial statements.
A 8

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
ASSETS
Investment in the portfolios, at fair value	$127,816,684	$334,007,338	$161,562,136	$222,962,239	$265,263,467
Net Assets	$127,816,684	$334,007,338	$161,562,136	$222,962,239	$265,263,467

NET ASSETS, representing:
Accumulation units	$127,816,684	$334,007,338	$161,562,136	$222,962,239	$265,263,467
	$127,816,684	$334,007,338	$161,562,136	$222,962,239	$265,263,467

Units outstanding	7,160,873	16,396,073	15,963,197	10,550,552	26,455,163

Portfolio shares held	7,046,124	10,886,810	15,299,445	8,922,058	12,655,700
Portfolio net asset value per share	$18.14	$30.68	$10.56	$24.99	$20.96
Investment in portfolio shares, at cost	$100,784,581	$246,932,892	$160,658,790	$173,802,531	$249,964,878

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	1,751,618	4,522,725	2,563,309	2,936,183	4,029,215
NET INVESTMENT INCOME (LOSS)	(1,751,618)	(4,522,725)	(2,563,309)	(2,936,183)	(4,029,215)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,468,168	16,425,788	20,709	9,036,439	(12,751,068)
Net change in unrealized gain (loss) on investments	(6,082,854)	28,523,997	2,572,535	16,440,813	61,715,035
NET GAIN (LOSS) ON INVESTMENTS	1,385,314	44,949,785	2,593,244	25,477,252	48,963,967

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(366,304)	$40,427,060	$29,935	$22,541,069	$44,934,752

The accompanying notes are an integral part of these financial statements.
A 9

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$10,599,349,559	$360,344,162	$178,123,623	$172,269,737	$1,510,961,842
Net Assets	$10,599,349,559	$360,344,162	$178,123,623	$172,269,737	$1,510,961,842

NET ASSETS, representing:
Accumulation units	$10,599,349,559	$360,344,162	$178,123,623	$172,269,737	$1,510,961,842
	$10,599,349,559	$360,344,162	$178,123,623	$172,269,737	$1,510,961,842

Units outstanding	735,805,068	22,338,062	16,013,835	17,311,778	123,829,258

Portfolio shares held	417,626,066	21,746,781	7,496,785	15,980,495	112,842,557
Portfolio net asset value per share	$25.38	$16.57	$23.76	$10.78	$13.39
Investment in portfolio shares, at cost	$8,602,013,261	$298,429,899	$167,350,752	$172,584,015	$1,270,999,427

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	161,380,659	5,231,437	2,867,283	2,180,133	23,628,622
NET INVESTMENT INCOME (LOSS)	(161,380,659)	(5,231,437)	(2,867,283)	(2,180,133)	(23,628,622)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	214,493,935	13,957,971	(1,051,609)	(4,051,847)	38,654,255
Net change in unrealized gain (loss) on investments	470,979,823	5,711,870	2,149,207	10,717,184	39,177,367
NET GAIN (LOSS) ON INVESTMENTS	685,473,758	19,669,841	1,097,598	6,665,337	77,831,622

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$524,093,099	$14,438,404	$(1,769,685)	$4,485,204	$54,203,000

The accompanying notes are an integral part of these financial statements.
A 10

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST FI Pyramis Quantitative Portfolio
ASSETS
Investment in the portfolios, at fair value	$7,757,048,134	$3,099,702,431	$7,082,881,507	$4,238,526,630	$3,336,732,284
Net Assets	$7,757,048,134	$3,099,702,431	$7,082,881,507	$4,238,526,630	$3,336,732,284

NET ASSETS, representing:
Accumulation units	$7,757,048,134	$3,099,702,431	$7,082,881,507	$4,238,526,630	$3,336,732,284
	$7,757,048,134	$3,099,702,431	$7,082,881,507	$4,238,526,630	$3,336,732,284

Units outstanding	530,110,082	252,678,408	504,035,760	325,237,159	258,492,644

Portfolio shares held	481,804,232	230,804,351	451,138,950	288,139,132	261,704,493
Portfolio net asset value per share	$16.10	$13.43	$15.70	$14.71	$12.75
Investment in portfolio shares, at cost	$5,896,234,724	$2,628,873,610	$5,364,332,278	$3,459,472,640	$2,770,109,078

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST FI Pyramis Quantitative Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	120,782,146	53,070,845	109,070,871	70,498,498	51,708,186
NET INVESTMENT INCOME (LOSS)	(120,782,146)	(53,070,845)	(109,070,871)	(70,498,498)	(51,708,186)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	260,488,265	123,532,041	185,688,007	97,937,354	87,098,164
Net change in unrealized gain (loss) on investments	182,353,855	40,424,941	216,290,657	125,070,277	31,060,377
NET GAIN (LOSS) ON INVESTMENTS	442,842,120	163,956,982	401,978,664	223,007,631	118,158,541

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$322,059,974	$110,886,137	$292,907,793	$152,509,133	$66,450,355

The accompanying notes are an integral part of these financial statements.
A 11

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$7,626,845,023	$6,167,028,676	$601,543,518	$229,530,584	$205,700,199
Net Assets	$7,626,845,023	$6,167,028,676	$601,543,518	$229,530,584	$205,700,199

NET ASSETS, representing:
Accumulation units	$7,626,845,023	$6,167,028,676	$601,543,518	$229,530,584	$205,700,199
	$7,626,845,023	$6,167,028,676	$601,543,518	$229,530,584	$205,700,199

Units outstanding	522,510,542	426,322,108	29,887,427	25,161,438	10,539,718

Portfolio shares held	533,719,036	382,332,838	23,937,267	229,530,584	5,726,620
Portfolio net asset value per share	$14.29	$16.13	$25.13	$1.00	$35.92
Investment in portfolio shares, at cost	$6,407,518,335	$4,736,379,722	$444,208,483	$229,530,584	$157,100,787

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	112,299,803	95,391,634	9,294,668	3,936,682	3,011,333
NET INVESTMENT INCOME (LOSS)	(112,299,803)	(95,391,634)	(9,294,668)	(3,936,682)	(3,011,333)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	147,919,157	206,065,946	47,901,598	—	7,813,789
Net change in unrealized gain (loss) on investments	475,512,921	167,326,877	(37,984,471)	—	11,333,186
NET GAIN (LOSS) ON INVESTMENTS	623,432,078	373,392,823	9,917,127	—	19,146,975

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$511,132,275	$278,001,189	$622,459	$(3,936,682)	$16,135,642

The accompanying notes are an integral part of these financial statements.
A 12

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	NVIT Developing Markets Fund	AST Investment Grade Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,625,407,883	$119,787,625	$196,951,749	$—	$2,963,395,558
Net Assets	$1,625,407,883	$119,787,625	$196,951,749	$—	$2,963,395,558

NET ASSETS, representing:
Accumulation units	$1,625,407,883	$119,787,625	$196,951,749	$—	$2,963,395,558
	$1,625,407,883	$119,787,625	$196,951,749	$—	$2,963,395,558

Units outstanding	143,733,741	11,324,340	17,977,289	—	229,222,428

Portfolio shares held	124,361,736	6,900,209	14,875,510	—	412,155,154
Portfolio net asset value per share	$13.07	$17.36	$13.24	$—	$7.19
Investment in portfolio shares, at cost	$1,533,974,569	$117,255,769	$179,518,145	$—	$3,005,353,092

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	NVIT Developing Markets Fund	AST Investment Grade Bond Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	8/5/2016**	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$128,575	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	26,667,436	1,795,571	2,303,439	56,191	70,399,075
NET INVESTMENT INCOME (LOSS)	(26,667,436)	(1,795,571)	(2,303,439)	72,384	(70,399,075)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	23,361,911	(553,983)	2,593,322	(2,558,599)	305,371,340
Net change in unrealized gain (loss) on investments	43,590,080	37,596	(12,275,398)	3,018,389	(41,004,845)
NET GAIN (LOSS) ON INVESTMENTS	66,951,991	(516,387)	(9,682,076)	459,790	264,366,495

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$40,284,555	$(2,311,958)	$(11,985,515)	$532,174	$193,967,420

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 13

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$615,289,540	$60,356,622	$12,094,158	$71,984,180	$172,459,595
Net Assets	$615,289,540	$60,356,622	$12,094,158	$71,984,180	$172,459,595

NET ASSETS, representing:
Accumulation units	$615,289,540	$60,356,622	$12,094,158	$71,984,180	$172,459,595
	$615,289,540	$60,356,622	$12,094,158	$71,984,180	$172,459,595

Units outstanding	50,539,798	5,248,240	1,014,457	4,912,337	19,509,330

Portfolio shares held	51,061,373	4,775,049	1,148,543	6,370,281	21,557,449
Portfolio net asset value per share	$12.05	$12.64	$10.53	$11.30	$8.00
Investment in portfolio shares, at cost	$572,638,460	$57,372,886	$12,006,019	$64,591,286	$174,635,928

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	9,704,021	1,402,603	281,500	1,154,828	2,747,380
NET INVESTMENT INCOME (LOSS)	(9,704,021)	(1,402,603)	(281,500)	(1,154,828)	(2,747,380)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,209,719	668,361	72,909	3,161,022	(12,613,586)
Net change in unrealized gain (loss) on investments	15,162,299	440,147	158,876	(3,628,054)	28,261,267
NET GAIN (LOSS) ON INVESTMENTS	27,372,018	1,108,508	231,785	(467,032)	15,647,681

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$17,667,997	$(294,095)	$(49,715)	$(1,621,860)	$12,900,301

The accompanying notes are an integral part of these financial statements.
A 14

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Goldman Sachs Small-Cap Value Portfolio	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio
ASSETS
Investment in the portfolios, at fair value	$314,315,308	$5,282,558,092	$3,900,807,598	$2,207,521,959	$1,819,141,720
Net Assets	$314,315,308	$5,282,558,092	$3,900,807,598	$2,207,521,959	$1,819,141,720

NET ASSETS, representing:
Accumulation units	$314,315,308	$5,282,558,092	$3,900,807,598	$2,207,521,959	$1,819,141,720
	$314,315,308	$5,282,558,092	$3,900,807,598	$2,207,521,959	$1,819,141,720

Units outstanding	15,081,499	371,620,414	310,670,767	161,567,047	149,330,877

Portfolio shares held	14,847,204	337,112,833	308,852,541	158,586,348	144,147,521
Portfolio net asset value per share	$21.17	$15.67	$12.63	$13.92	$12.62
Investment in portfolio shares, at cost	$215,559,481	$4,508,685,390	$3,350,128,144	$1,802,852,059	$1,578,764,775

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Goldman Sachs Small-Cap Value Portfolio	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	4,395,259	81,715,438	59,661,172	33,284,760	28,248,573
NET INVESTMENT INCOME (LOSS)	(4,395,259)	(81,715,438)	(59,661,172)	(33,284,760)	(28,248,573)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	19,914,415	110,603,137	89,730,258	77,964,062	48,530,036
Net change in unrealized gain (loss) on investments	39,717,363	178,542,551	69,070,589	12,551,767	33,366,614
NET GAIN (LOSS) ON INVESTMENTS	59,631,778	289,145,688	158,800,847	90,515,829	81,896,650

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$55,236,519	$207,430,250	$99,139,675	$57,231,069	$53,648,077

The accompanying notes are an integral part of these financial statements.
A 15

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	ProFund VP Consumer Services	ProFund VP Consumer Goods Portfolio	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials
ASSETS
Investment in the portfolios, at fair value	$566,552	$878,024	$834,278	$1,697,616	$399,398
Net Assets	$566,552	$878,024	$834,278	$1,697,616	$399,398

NET ASSETS, representing:
Accumulation units	$566,552	$878,024	$834,278	$1,697,616	$399,398
	$566,552	$878,024	$834,278	$1,697,616	$399,398

Units outstanding	24,640	48,679	70,169	82,182	23,130

Portfolio shares held	9,200	14,836	23,455	26,365	5,849
Portfolio net asset value per share	$61.58	$59.18	$35.57	$64.39	$68.28
Investment in portfolio shares, at cost	$543,826	$867,503	$695,746	$1,465,349	$331,799

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Consumer Services	ProFund VP Consumer Goods Portfolio	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$10,664	$2,316	$—	$534

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	6,436	7,389	9,923	24,947	3,533
NET INVESTMENT INCOME (LOSS)	(6,436)	3,275	(7,607)	(24,947)	(2,999)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	5,897	—	—	—	—
Net realized gain (loss) on shares redeemed	10,614	16,579	34,381	179,704	21,061
Net change in unrealized gain (loss) on investments	(1,377)	(29,129)	47,725	(277,227)	18,639
NET GAIN (LOSS) ON INVESTMENTS	15,134	(12,550)	82,106	(97,523)	39,700

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$8,698	$(9,275)	$74,499	$(122,470)	$36,701

The accompanying notes are an integral part of these financial statements.
A 16

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value
ASSETS
Investment in the portfolios, at fair value	$557,065	$487,177	$446,045	$825,233	$240,194
Net Assets	$557,065	$487,177	$446,045	$825,233	$240,194

NET ASSETS, representing:
Accumulation units	$557,065	$487,177	$446,045	$825,233	$240,194
	$557,065	$487,177	$446,045	$825,233	$240,194

Units outstanding	31,628	27,501	32,649	39,140	13,026

Portfolio shares held	12,586	10,821	6,860	21,785	5,196
Portfolio net asset value per share	$44.26	$45.02	$65.02	$37.88	$46.23
Investment in portfolio shares, at cost	$540,985	$421,545	$398,154	$767,588	$200,196

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$730	$8,335	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	7,340	4,948	7,286	5,834	2,739
NET INVESTMENT INCOME (LOSS)	(7,340)	(4,218)	1,049	(5,834)	(2,739)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	28,534	6,403	—	30,640	—
Net realized gain (loss) on shares redeemed	(10,922)	8,993	30,707	(30,467)	(1,989)
Net change in unrealized gain (loss) on investments	45,725	60,669	(15,541)	96,993	52,001
NET GAIN (LOSS) ON INVESTMENTS	63,337	76,065	15,166	97,166	50,012

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$55,997	$71,847	$16,215	$91,332	$47,273
The accompanying notes are an integral part of these financial statements.
A 17

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	ProFund VP Telecommunications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Boston Partners Large-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$248,321	$807,013	$1,017,622	$942,477	$88,475,676
Net Assets	$248,321	$807,013	$1,017,622	$942,477	$88,475,676

NET ASSETS, representing:
Accumulation units	$248,321	$807,013	$1,017,622	$942,477	$88,475,676
	$248,321	$807,013	$1,017,622	$942,477	$88,475,676

Units outstanding	15,850	51,008	60,211	65,291	5,536,066

Portfolio shares held	6,089	18,476	17,704	22,694	4,472,987
Portfolio net asset value per share	$40.78	$43.68	$57.48	$41.53	$19.78
Investment in portfolio shares, at cost	$219,324	$742,304	$841,248	$758,598	$68,650,995

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Telecommunications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Boston Partners Large-Cap Value Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$3,991	$12,484	$439	$10,115	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	2,190	7,937	14,245	12,152	1,257,064
NET INVESTMENT INCOME (LOSS)	1,801	4,547	(13,806)	(2,037)	(1,257,064)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	23,307	82,763	—	—
Net realized gain (loss) on shares redeemed	9,953	35,129	45,067	31,786	4,688,905
Net change in unrealized gain (loss) on investments	24,332	24,582	(84,132)	66,892	4,338,005
NET GAIN (LOSS) ON INVESTMENTS	34,285	83,018	43,698	98,678	9,026,910

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$36,086	$87,565	$29,892	$96,641	$7,769,846

The accompanying notes are an integral part of these financial statements.
A 18

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2020	AST Bond Portfolio 2017	AST Bond Portfolio 2021	Wells Fargo VT International Equity Portfolio (Class 1)
ASSETS
Investment in the portfolios, at fair value	$164,028,781	$18,823,994	$70,432,053	$76,946,121	$237,488
Net Assets	$164,028,781	$18,823,994	$70,432,053	$76,946,121	$237,488

NET ASSETS, representing:
Accumulation units	$164,028,781	$18,823,994	$70,432,053	$76,946,121	$237,488
	$164,028,781	$18,823,994	$70,432,053	$76,946,121	$237,488

Units outstanding	9,078,252	1,552,462	6,458,633	6,205,994	15,163

Portfolio shares held	7,175,362	2,776,400	5,758,958	5,284,761	53,852
Portfolio net asset value per share	$22.86	$6.78	$12.23	$14.56	$4.41
Investment in portfolio shares, at cost	$138,788,093	$18,308,451	$68,789,422	$73,966,082	$252,031

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2020	AST Bond Portfolio 2017	AST Bond Portfolio 2021	Wells Fargo VT International Equity Portfolio (Class 1)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$7,145

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	2,510,393	480,698	1,694,484	1,978,201	3,944
NET INVESTMENT INCOME (LOSS)	(2,510,393)	(480,698)	(1,694,484)	(1,978,201)	3,201

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	17,381
Net realized gain (loss) on shares redeemed	9,211,181	712,780	499,739	2,886,292	(5,215)
Net change in unrealized gain (loss) on investments	(13,322,264)	10,901	415,576	(330,582)	(16,828)
NET GAIN (LOSS) ON INVESTMENTS	(4,111,083)	723,681	915,315	2,555,710	(4,662)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(6,621,476)	$242,983	$(779,169)	$577,509	$(1,461)

The accompanying notes are an integral part of these financial statements.
A 19

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	Wells Fargo VT Omega Growth Portfolio (Class 1)	Wells Fargo VT Small Cap Growth Portfolio (Class 1)	Wells Fargo VT Small Cap Value Portfolio	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio
ASSETS
Investment in the portfolios, at fair value	$750,391	$389,391	$—	$62,227,719	$867,292,614
Net Assets	$750,391	$389,391	$—	$62,227,719	$867,292,614

NET ASSETS, representing:
Accumulation units	$750,391	$389,391	$—	$62,227,719	$867,292,614
	$750,391	$389,391	$—	$62,227,719	$867,292,614

Units outstanding	246,748	21,863	—	5,334,309	67,998,532

Portfolio shares held	33,801	45,757	—	4,647,328	61,379,520
Portfolio net asset value per share	$22.20	$8.51	$—	$13.39	$14.13
Investment in portfolio shares, at cost	$762,149	$356,718	$—	$60,945,505	$739,790,293

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	Wells Fargo VT Omega Growth Portfolio (Class 1)	Wells Fargo VT Small Cap Growth Portfolio (Class 1)	Wells Fargo VT Small Cap Value Portfolio	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	4/29/2016**	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$4,951	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	12,846	6,467	4,327	1,573,919	12,328,426
NET INVESTMENT INCOME (LOSS)	(12,846)	(6,467)	624	(1,573,919)	(12,328,426)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	41,836	37,144	—	—	—
Net realized gain (loss) on shares redeemed	129	3,666	206,312	2,656,475	9,899,895
Net change in unrealized gain (loss) on investments	(38,222)	(8,865)	(153,275)	(582,180)	41,718,363
NET GAIN (LOSS) ON INVESTMENTS	3,743	31,945	53,037	2,074,295	51,618,258

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(9,103)	$25,478	$53,661	$500,376	$39,289,832

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 20

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,812,804,594	$1,419,339	$250,514,242	$12,900,729	$526,895,616
Net Assets	$1,812,804,594	$1,419,339	$250,514,242	$12,900,729	$526,895,616

NET ASSETS, representing:
Accumulation units	$1,812,804,594	$1,419,339	$250,514,242	$12,900,729	$526,895,616
	$1,812,804,594	$1,419,339	$250,514,242	$12,900,729	$526,895,616

Units outstanding	159,342,936	78,706	23,109,898	1,278,693	43,064,173

Portfolio shares held	145,606,795	57,697	21,521,842	1,150,823	39,675,875
Portfolio net asset value per share	$12.45	$24.60	$11.64	$11.21	$13.28
Investment in portfolio shares, at cost	$1,540,975,083	$1,087,841	$240,158,219	$12,479,602	$469,450,692

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$31,641	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	27,929,219	23,942	3,243,928	195,879	7,630,072
NET INVESTMENT INCOME (LOSS)	(27,929,219)	7,699	(3,243,928)	(195,879)	(7,630,072)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	137,404	—	—	—
Net realized gain (loss) on shares redeemed	35,536,308	54,035	3,756,848	342,983	10,346,532
Net change in unrealized gain (loss) on investments	70,852,146	(57,139)	4,938,930	(414,557)	6,046,595
NET GAIN (LOSS) ON INVESTMENTS	106,388,454	134,300	8,695,778	(71,574)	16,393,127

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$78,459,235	$141,999	$5,451,850	$(267,453)	$8,763,055

The accompanying notes are an integral part of these financial statements.
A 21

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$4,761,643	$114,425,227	$2,283,950	$5,865,446	$111,579,556
Net Assets	$4,761,643	$114,425,227	$2,283,950	$5,865,446	$111,579,556

NET ASSETS, representing:
Accumulation units	$4,761,643	$114,425,227	$2,283,950	$5,865,446	$111,579,556
	$4,761,643	$114,425,227	$2,283,950	$5,865,446	$111,579,556

Units outstanding	477,807	7,262,169	231,276	636,365	8,006,604

Portfolio shares held	456,533	6,679,815	213,453	617,415	7,493,590
Portfolio net asset value per share	$10.43	$17.13	$10.70	$9.50	$14.89
Investment in portfolio shares, at cost	$4,644,254	$102,864,209	$2,021,174	$5,866,820	$100,825,331

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	45,668	1,203,111	61,422	50,492	1,281,655
NET INVESTMENT INCOME (LOSS)	(45,668)	(1,203,111)	(61,422)	(50,492)	(1,281,655)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	82,651	984,516	215,220	(104,704)	1,063,135
Net change in unrealized gain (loss) on investments	266,060	9,237,543	(70,284)	659,865	9,611,670
NET GAIN (LOSS) ON INVESTMENTS	348,711	10,222,059	144,936	555,161	10,674,805

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$303,043	$9,018,948	$83,514	$504,669	$9,393,150

The accompanying notes are an integral part of these financial statements.
A 22

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST QMA Emerging Markets Equity Portfolio	AST Multi-Sector Fixed Income Portfolio	AST BlackRock iShares ETF Portfolio	AST Defensive Asset Allocation Portfolio	AST AQR Large-Cap Portfolio
ASSETS
Investment in the portfolios, at fair value	$4,410,473	$6,908,726,072	$329,065,069	$382,210,497	$9,886,681
Net Assets	$4,410,473	$6,908,726,072	$329,065,069	$382,210,497	$9,886,681

NET ASSETS, representing:
Accumulation units	$4,410,473	$6,908,726,072	$329,065,069	$382,210,497	$9,886,681
	$4,410,473	$6,908,726,072	$329,065,069	$382,210,497	$9,886,681

Units outstanding	523,530	655,377,516	29,655,807	37,614,800	711,832

Portfolio shares held	512,250	608,698,332	28,053,288	35,521,422	659,112
Portfolio net asset value per share	$8.61	$11.35	$11.73	$10.76	$15.00
Investment in portfolio shares, at cost	$4,617,598	$6,513,117,377	$307,241,257	$366,996,037	$8,852,617

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST QMA Emerging Markets Equity Portfolio	AST Multi-Sector Fixed Income Portfolio	AST BlackRock iShares ETF Portfolio	AST Defensive Asset Allocation Portfolio	AST AQR Large-Cap Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	35,743	109,824,713	4,282,120	5,922,074	87,827
NET INVESTMENT INCOME (LOSS)	(35,743)	(109,824,713)	(4,282,120)	(5,922,074)	(87,827)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(80,120)	301,281	723,079	4,898,431	59,400
Net change in unrealized gain (loss) on investments	380,696	367,171,610	15,543,340	11,824,304	852,566
NET GAIN (LOSS) ON INVESTMENTS	300,576	367,472,891	16,266,419	16,722,735	911,966

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$264,833	$257,648,178	$11,984,299	$10,800,661	$824,139

The accompanying notes are an integral part of these financial statements.
A 23

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$8,567,441	$11,494,782	$774,985,523	$21,112,773	$35,120,107
Net Assets	$8,567,441	$11,494,782	$774,985,523	$21,112,773	$35,120,107

NET ASSETS, representing:
Accumulation units	$8,567,441	$11,494,782	$774,985,523	$21,112,773	$35,120,107
	$8,567,441	$11,494,782	$774,985,523	$21,112,773	$35,120,107

Units outstanding	603,848	1,025,175	70,774,574	1,991,749	3,210,941

Portfolio shares held	559,232	955,510	67,862,130	1,960,332	3,152,613
Portfolio net asset value per share	$15.32	$12.03	$11.42	$10.77	$11.14
Investment in portfolio shares, at cost	$7,789,142	$11,266,944	$729,682,078	$20,314,205	$33,453,953

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	59,810	2,462,028	9,165,498	119,521	184,153
NET INVESTMENT INCOME (LOSS)	(59,810)	(2,462,028)	(9,165,498)	(119,521)	(184,153)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	32,940	18,898,575	(7,773,706)	(13,533)	44,120
Net change in unrealized gain (loss) on investments	713,467	(3,052,476)	37,233,465	1,162,899	2,089,413
NET GAIN (LOSS) ON INVESTMENTS	746,407	15,846,099	29,459,759	1,149,366	2,133,533

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$686,597	$13,384,071	$20,294,261	$1,029,845	$1,949,380

The accompanying notes are an integral part of these financial statements.
A 24

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Prudential Flexible Multi-Strategy Portfolio	AST BlackRock Multi-Asset Income Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio
ASSETS
Investment in the portfolios, at fair value	$52,330,363	$29,714,175	$13,426,454	$17,828,074	$23,448,932
Net Assets	$52,330,363	$29,714,175	$13,426,454	$17,828,074	$23,448,932

NET ASSETS, representing:
Accumulation units	$52,330,363	$29,714,175	$13,426,454	$17,828,074	$23,448,932
	$52,330,363	$29,714,175	$13,426,454	$17,828,074	$23,448,932

Units outstanding	4,706,386	2,927,748	1,414,258	1,691,227	2,323,837

Portfolio shares held	4,598,450	2,896,118	1,400,047	1,664,619	2,285,471
Portfolio net asset value per share	$11.38	$10.26	$9.59	$10.71	$10.26
Investment in portfolio shares, at cost	$49,666,138	$28,734,679	$13,354,151	$17,126,334	$23,169,753

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Prudential Flexible Multi-Strategy Portfolio	AST BlackRock Multi-Asset Income Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	277,350	166,392	73,003	80,846	136,641
NET INVESTMENT INCOME (LOSS)	(277,350)	(166,392)	(73,003)	(80,846)	(136,641)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	24,716	24,228	(50,863)	(30,303)	39,196
Net change in unrealized gain (loss) on investments	3,314,179	1,697,946	399,571	968,543	524,249
NET GAIN (LOSS) ON INVESTMENTS	3,338,895	1,722,174	348,708	938,240	563,445

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,061,545	$1,555,782	$275,705	$857,394	$426,804

The accompanying notes are an integral part of these financial statements.
A 25

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio	AST Goldman Sachs Strategic Income Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026
ASSETS
Investment in the portfolios, at fair value	$3,077,138	$3,029,100	$4,120,360	$167,802,105	$122,481,970
Net Assets	$3,077,138	$3,029,100	$4,120,360	$167,802,105	$122,481,970

NET ASSETS, representing:
Accumulation units	$3,077,138	$3,029,100	$4,120,360	$167,802,105	$122,481,970
	$3,077,138	$3,029,100	$4,120,360	$167,802,105	$122,481,970

Units outstanding	293,242	303,282	432,120	16,089,536	12,369,597

Portfolio shares held	290,845	299,023	426,980	15,609,498	11,856,919
Portfolio net asset value per share	$10.58	$10.13	$9.65	$10.75	$10.33
Investment in portfolio shares, at cost	$2,913,930	$3,029,258	$4,105,145	$159,497,144	$127,022,181

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio	AST Goldman Sachs Strategic Income Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	11,359	14,605	19,798	1,595,263	1,125,715
NET INVESTMENT INCOME (LOSS)	(11,359)	(14,605)	(19,798)	(1,595,263)	(1,125,715)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	44,812	14,519	(6,731)	(812,921)	797,182
Net change in unrealized gain (loss) on investments	162,935	168,873	57,454	9,741,827	(4,889,537)
NET GAIN (LOSS) ON INVESTMENTS	207,747	183,392	50,723	8,928,906	(4,092,355)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$196,388	$168,787	$30,925	$7,333,643	$(5,218,070)

The accompanying notes are an integral part of these financial statements.
A 26

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,458,188	$795,986	$890,428	$1,420,711	$1,482,879
Net Assets	$1,458,188	$795,986	$890,428	$1,420,711	$1,482,879

NET ASSETS, representing:
Accumulation units	$1,458,188	$795,986	$890,428	$1,420,711	$1,482,879
	$1,458,188	$795,986	$890,428	$1,420,711	$1,482,879

Units outstanding	139,053	76,718	97,386	137,880	150,555

Portfolio shares held	137,565	75,880	96,786	136,607	149,937
Portfolio net asset value per share	$10.60	$10.49	$9.20	$10.40	$9.89
Investment in portfolio shares, at cost	$1,437,446	$787,550	$892,572	$1,417,758	$1,455,268

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	5,988	3,575	3,607	6,309	6,613
NET INVESTMENT INCOME (LOSS)	(5,988)	(3,575)	(3,607)	(6,309)	(6,613)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,056	1,725	(5,836)	2,739	4,855
Net change in unrealized gain (loss) on investments	22,154	8,841	3,102	3,431	35,277
NET GAIN (LOSS) ON INVESTMENTS	31,210	10,566	(2,734)	6,170	40,132

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$25,222	$6,991	$(6,341)	$(139)	$33,519

The accompanying notes are an integral part of these financial statements.
A 27

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,325,975	$1,797,062	$3,850,955	$1,199,547	$7,334,856
Net Assets	$1,325,975	$1,797,062	$3,850,955	$1,199,547	$7,334,856

NET ASSETS, representing:
Accumulation units	$1,325,975	$1,797,062	$3,850,955	$1,199,547	$7,334,856
	$1,325,975	$1,797,062	$3,850,955	$1,199,547	$7,334,856

Units outstanding	145,299	191,377	396,193	119,550	697,714

Portfolio shares held	146,033	175,323	394,161	119,121	693,932
Portfolio net asset value per share	$9.08	$10.25	$9.77	$10.07	$10.57
Investment in portfolio shares, at cost	$1,336,816	$1,764,939	$3,798,538	$1,160,214	$7,099,633

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	6,586	7,285	16,150	5,022	26,901
NET INVESTMENT INCOME (LOSS)	(6,586)	(7,285)	(16,150)	(5,022)	(26,901)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(4,797)	(6,083)	(2,587)	(972)	31,941
Net change in unrealized gain (loss) on investments	(5,512)	37,643	63,050	41,073	264,107
NET GAIN (LOSS) ON INVESTMENTS	(10,309)	31,560	60,463	40,101	296,048

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(16,895)	$24,275	$44,313	$35,079	$269,147
The accompanying notes are an integral part of these financial statements.
A 28

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST IVY Asset Strategy Portfolio	Blackrock Global Allocation V.I. Fund (Class 3)	JP Morgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)
ASSETS
Investment in the portfolios, at fair value	$—	$20,630,840	$5,614,389	$134,672,352	$5,695,940
Net Assets	$—	$20,630,840	$5,614,389	$134,672,352	$5,695,940

NET ASSETS, representing:
Accumulation units	$—	$20,630,840	$5,614,389	$134,672,352	$5,695,940
	$—	$20,630,840	$5,614,389	$134,672,352	$5,695,940

Units outstanding	—	2,005,555	530,572	13,680,240	585,415

Portfolio shares held	—	1,543,070	565,967	13,386,914	590,865
Portfolio net asset value per share	$—	$13.37	$9.92	$10.06	$9.64
Investment in portfolio shares, at cost	$—	$20,565,694	$5,581,248	$141,708,637	$5,931,789

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST IVY Asset Strategy Portfolio	Blackrock Global Allocation V.I. Fund (Class 3)	JP Morgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)
	1/1/2016	1/1/2016	1/1/2016	1/4/2016*	8/5/2016*
	to	to	to	to	to
	6/24/2016**	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$252,315	$168,296	$—	$47,762

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	6,257	75,465	22,421	714,401	40,001
NET INVESTMENT INCOME (LOSS)	(6,257)	176,850	145,875	(714,401)	7,761

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(15,389)	(62,114)	6,523	(1,054,066)	(9,956)
Net change in unrealized gain (loss) on investments	22,170	404,736	65,556	(7,036,285)	(235,848)
NET GAIN (LOSS) ON INVESTMENTS	6,781	342,622	72,079	(8,090,351)	(245,804)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$524	$519,472	$217,954	$(8,804,752)	$(238,043)

* Date subaccount became available for investment.
** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 29

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(1,415,982)	$(2,204,243)	$(2,349,213)	$(159,895)	$(208,183)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	1,962,348	6,599,432	590,054	813,920
Net change in unrealized gain (loss) on investments	—	6,906,494	(1,236,079)	355,892	234,651
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,415,982)	6,664,599	3,014,140	786,051	840,388

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,177,820	953,721	415,165	20,007	44,937
Annuity payments	(2,203,915)	(1,318,525)	(881,938)	(67,962)	(229,470)
Surrenders, withdrawals and death benefits	(13,984,325)	(18,117,025)	(16,094,372)	(1,143,647)	(1,617,550)
Net transfers between other subaccounts
or fixed rate option	5,783,429	517,542	(2,505,288)	(512,238)	(388,008)
Other charges	(131,534)	(45,086)	(155,682)	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(9,358,525)	(18,009,373)	(19,222,115)	(1,703,840)	(2,190,091)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,774,507)	(11,344,774)	(16,207,975)	(917,789)	(1,349,703)

NET ASSETS
Beginning of period	107,185,401	159,894,031	178,478,525	12,196,240	15,669,048
End of period	$96,410,894	$148,549,257	$162,270,550	$11,278,451	$14,319,345

Beginning units	92,559,281	64,210,836	62,095,182	4,416,687	6,143,761
Units issued	18,409,115	2,564,255	837,580	44,092	65,939
Units redeemed	(26,146,305)	(9,474,095)	(7,672,880)	(644,457)	(902,799)
Ending units	84,822,091	57,300,996	55,259,882	3,816,322	5,306,901

The accompanying notes are an integral part of these financial statements.
A 30

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(3,375,020)	$7,405,697	$(49,055)	$988,392	$(781,840)
Capital gains distributions received	—	—	—	13,200,123	—
Net realized gain (loss) on shares redeemed	7,087,142	(1,958,636)	(233,985)	10,996,202	1,800,923
Net change in unrealized gain (loss) on investments	16,797,157	14,811,655	1,048,354	917,248	415,856
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	20,509,279	20,258,716	765,314	26,101,965	1,434,939

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,200,367	597,802	18,374	907,384	161,958
Annuity payments	(1,640,060)	(1,060,435)	(16,726)	(1,337,768)	(256,392)
Surrenders, withdrawals and death benefits	(22,689,755)	(17,765,247)	(414,161)	(26,262,963)	(4,301,241)
Net transfers between other subaccounts
or fixed rate option	(3,594,263)	(3,118,449)	(85,370)	(3,079,316)	(1,176,558)
Other charges	(346,259)	(221,739)	—	(345,015)	(69,085)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(27,069,970)	(21,568,068)	(497,883)	(30,117,678)	(5,641,318)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,560,691)	(1,309,352)	267,431	(4,015,713)	(4,206,379)

NET ASSETS
Beginning of period	238,363,779	150,112,838	3,397,080	277,103,597	56,279,684
End of period	$231,803,088	$148,803,486	$3,664,511	$273,087,884	$52,073,305

Beginning units	88,795,261	36,941,514	780,775	101,975,273	25,079,500
Units issued	2,234,348	934,598	14,929	3,455,586	538,454
Units redeemed	(12,067,801)	(6,042,422)	(114,462)	(14,234,523)	(3,017,937)
Ending units	78,961,808	31,833,690	681,242	91,196,336	22,600,017

The accompanying notes are an integral part of these financial statements.
A 31

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(3,729,468)	$(749,011)	$(62,267)	$578,507	$(472,755)
Capital gains distributions received	—	—	633,751	6,119,764	4,918,295
Net realized gain (loss) on shares redeemed	18,006,727	3,488,108	194,971	2,053,725	2,743,348
Net change in unrealized gain (loss) on investments	(21,795,481)	9,477,839	(635,256)	1,413,941	(1,017,767)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(7,518,222)	12,216,936	131,199	10,165,937	6,171,121

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	853,418	85,191	18,217	161,956	238,629
Annuity payments	(2,384,828)	(405,953)	(64,618)	(492,171)	(1,216,995)
Surrenders, withdrawals and death benefits	(24,814,005)	(4,957,581)	(1,283,138)	(5,010,499)	(7,272,870)
Net transfers between other subaccounts
or fixed rate option	(5,916,854)	(1,187,683)	(124,436)	(331,061)	(1,481,502)
Other charges	(268,902)	(13,573)	(4,830)	(16,779)	(31,177)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(32,531,171)	(6,479,599)	(1,458,805)	(5,688,554)	(9,763,915)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(40,049,393)	5,737,337	(1,327,606)	4,477,383	(3,592,794)

NET ASSETS
Beginning of period	287,288,500	53,804,558	18,591,683	61,636,157	75,202,721
End of period	$247,239,107	$59,541,895	$17,264,077	$66,113,540	$71,609,927

Beginning units	90,876,999	12,245,293	11,740,419	20,666,734	30,182,742
Units issued	1,948,338	440,290	713,094	772,095	373,772
Units redeemed	(12,485,329)	(1,817,134)	(1,566,592)	(2,587,045)	(4,070,329)
Ending units	80,340,008	10,868,449	10,886,921	18,851,784	26,486,185

The accompanying notes are an integral part of these financial statements.
A 32

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Janus Aspen Janus Portfolio (Institutional Shares)	Janus Aspen Overseas Portfolio (Institutional Shares)	MFS Research Series (Initial Class)	MFS Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(452,830)	$1,963,289	$(105,876)	$(740,446)	$87,834
Capital gains distributions received	3,230,319	1,484,018	1,718,686	3,283,816	—
Net realized gain (loss) on shares redeemed	510,837	(1,718,607)	751,686	2,726,016	980,734
Net change in unrealized gain (loss) on investments	(3,837,072)	(6,554,254)	(1,160,657)	(4,774,216)	3,349,662
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(548,746)	(4,825,554)	1,203,839	495,170	4,418,230

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	355,305	246,333	23,219	204,723	63,362
Annuity payments	(274,176)	(412,718)	(155,562)	(285,146)	(112,131)
Surrenders, withdrawals and death benefits	(6,048,682)	(4,775,401)	(1,660,214)	(5,449,510)	(2,382,973)
Net transfers between other subaccounts
or fixed rate option	(820,737)	(134,198)	(545,399)	(1,295,958)	547,941
Other charges	(20,524)	(19,333)	(5,384)	(19,159)	(6,383)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(6,808,814)	(5,095,317)	(2,343,340)	(6,845,050)	(1,890,184)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,357,560)	(9,920,871)	(1,139,501)	(6,349,880)	2,528,046

NET ASSETS
Beginning of period	57,068,864	61,960,226	18,118,528	58,697,974	24,981,071
End of period	$49,711,304	$52,039,355	$16,979,027	$52,348,094	$27,509,117

Beginning units	21,938,973	20,848,615	6,864,562	20,030,637	8,164,414
Units issued	485,204	888,921	140,465	469,288	683,268
Units redeemed	(3,082,069)	(2,755,001)	(1,005,191)	(2,823,065)	(1,285,329)
Ending units	19,342,108	18,982,535	5,999,836	17,676,860	7,562,353

The accompanying notes are an integral part of these financial statements.
A 33

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(318,647)	$(582,403)	$(38,177)	$(99,934)	$(1,351,893)
Capital gains distributions received	2,698,926	—	3,467,792	837,523	—
Net realized gain (loss) on shares redeemed	(978,975)	2,972,806	(473,805)	500,861	5,110,328
Net change in unrealized gain (loss) on investments	(840,012)	(2,503,299)	(691,676)	(1,237,826)	14,661,874
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	561,292	(112,896)	2,264,134	624	18,420,309

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	42,244	46,000	14,145	7,720	386,207
Annuity payments	(225,507)	(135,731)	(139,434)	(30,250)	(336,731)
Surrenders, withdrawals and death benefits	(2,098,059)	(3,963,044)	(2,120,193)	(1,129,740)	(7,477,077)
Net transfers between other subaccounts
or fixed rate option	(787,445)	(2,103,525)	(1,199,526)	(212,064)	(2,979,735)
Other charges	(8,522)	(11,302)	(5,964)	(1,563)	(227,581)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,077,289)	(6,167,602)	(3,450,972)	(1,365,897)	(10,634,917)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,515,997)	(6,280,498)	(1,186,838)	(1,365,273)	7,785,392

NET ASSETS
Beginning of period	24,715,375	46,546,311	25,263,935	8,080,719	85,720,913
End of period	$22,199,378	$40,265,813	$24,077,097	$6,715,446	$93,506,305

Beginning units	9,396,358	18,090,308	15,857,430	7,167,041	34,694,793
Units issued	250,136	197,727	210,148	677,201	885,364
Units redeemed	(1,438,424)	(2,669,688)	(2,369,060)	(1,945,753)	(4,916,372)
Ending units	8,208,070	15,618,347	13,698,518	5,898,489	30,663,785

The accompanying notes are an integral part of these financial statements.
A 34

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Janus Aspen Janus Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(123,217)	$(1,601,742)	$(464,087)	$(7,074,370)	$(3,657,305)
Capital gains distributions received	609,785	—	—	—	—
Net realized gain (loss) on shares redeemed	240,680	5,277,354	(121,188)	8,088,537	15,007,114
Net change in unrealized gain (loss) on investments	(886,719)	(1,252,250)	(986,398)	44,272,220	(7,087,497)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(159,471)	2,423,362	(1,571,673)	45,286,387	4,262,312

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	51,296	591,927	51,694	9,059,715	9,367,837
Annuity payments	(19,837)	(507,539)	(65,316)	(67,674)	(126,901)
Surrenders, withdrawals and death benefits	(747,373)	(9,113,239)	(2,434,916)	(20,162,785)	(10,211,086)
Net transfers between other subaccounts
or fixed rate option	(507,557)	(1,974,140)	(277,373)	(19,539,435)	9,254,399
Other charges	(29,112)	(276,733)	(77,592)	(5,314,757)	(2,061,665)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,252,583)	(11,279,724)	(2,803,503)	(36,024,936)	6,222,584

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,412,054)	(8,856,362)	(4,375,176)	9,261,451	10,484,896

NET ASSETS
Beginning of period	10,478,967	107,539,140	31,562,928	522,927,282	229,030,232
End of period	$9,066,913	$98,682,778	$27,187,752	$532,188,733	$239,515,128

Beginning units	6,152,608	39,225,333	20,465,473	34,839,044	12,432,810
Units issued	100,021	951,305	587,715	11,185,171	7,111,984
Units redeemed	(803,641)	(5,142,011)	(2,485,569)	(13,729,831)	(6,848,870)
Ending units	5,448,988	35,034,627	18,567,619	32,294,384	12,695,924

The accompanying notes are an integral part of these financial statements.
A 35

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST Value Equity Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(24,532,704)	$(1,776,768)	$(2,836,700)	$(2,166,393)	$(1,602,513)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	47,969,647	4,872,819	4,939,651	8,589,606	6,566,361
Net change in unrealized gain (loss) on investments	3,459,274	393,742	20,914,273	410,687	5,913,482
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	26,896,217	3,489,793	23,017,224	6,833,900	10,877,330

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	45,318,509	1,454,902	10,414,713	2,435,316	3,356,016
Annuity payments	(257,418)	(24,864)	(123,148)	(85,701)	(56,207)
Surrenders, withdrawals and death benefits	(65,634,214)	(4,976,977)	(10,343,847)	(5,379,835)	(4,510,706)
Net transfers between other subaccounts
or fixed rate option	(40,554,382)	(2,233,821)	11,566,329	(9,419,529)	544,060
Other charges	(15,583,517)	(999,852)	(1,464,981)	(1,313,811)	(916,985)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(76,711,022)	(6,780,612)	10,049,066	(13,763,560)	(1,583,822)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(49,814,805)	(3,290,819)	33,066,290	(6,929,660)	9,293,508

NET ASSETS
Beginning of period	1,537,582,158	116,779,157	169,187,218	148,073,161	97,023,449
End of period	$1,487,767,353	$113,488,338	$202,253,508	$141,143,501	$106,316,957

Beginning units	122,495,568	8,473,063	13,669,364	8,834,010	5,767,209
Units issued	30,019,685	3,676,674	7,905,311	4,628,242	3,186,378
Units redeemed	(36,026,450)	(4,275,118)	(7,154,001)	(5,488,657)	(3,284,749)
Ending units	116,488,803	7,874,619	14,420,674	7,973,595	5,668,838

The accompanying notes are an integral part of these financial statements.
A 36

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(1,626,093)	$(7,801,033)	$(4,499,361)	$(9,063,930)	$(5,721,913)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,953,867	3,241,257	21,696,180	9,268,044	26,464,505
Net change in unrealized gain (loss) on investments	20,931,057	(2,992,111)	44,328,897	7,335,969	(10,289,891)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	25,258,831	(7,551,887)	61,525,716	7,540,083	10,452,701

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,668,929	9,694,510	8,705,596	16,512,603	7,508,666
Annuity payments	(49,662)	(88,206)	(265,828)	(161,873)	(121,825)
Surrenders, withdrawals and death benefits	(4,863,115)	(20,940,797)	(14,900,970)	(37,148,198)	(16,644,286)
Net transfers between other subaccounts
or fixed rate option	26,447,492	(13,665,973)	(1,105,478)	16,578,685	23,299,319
Other charges	(873,263)	(4,764,837)	(4,146,550)	(7,325,570)	(3,411,216)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	25,330,381	(29,765,303)	(11,713,230)	(11,544,353)	10,630,658

TOTAL INCREASE (DECREASE) IN NET ASSETS	50,589,212	(37,317,190)	49,812,486	(4,004,270)	21,083,359

NET ASSETS
Beginning of period	89,370,733	534,194,321	361,250,654	652,219,088	369,142,998
End of period	$139,959,945	$496,877,131	$411,063,140	$648,214,818	$390,226,357

Beginning units	5,601,002	31,933,959	24,491,421	55,224,204	20,053,522
Units issued	4,576,178	14,721,074	8,911,068	21,931,278	9,107,825
Units redeemed	(3,256,326)	(16,870,832)	(9,906,102)	(22,932,709)	(8,792,739)
Ending units	6,920,854	29,784,201	23,496,387	54,222,773	20,368,608

The accompanying notes are an integral part of these financial statements.
A 37

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(1,751,618)	$(4,522,725)	$(2,563,309)	$(2,936,183)	$(4,029,215)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,468,168	16,425,788	20,709	9,036,439	(12,751,068)
Net change in unrealized gain (loss) on investments	(6,082,854)	28,523,997	2,572,535	16,440,813	61,715,035
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(366,304)	40,427,060	29,935	22,541,069	44,934,752

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,090,986	9,726,096	9,444,994	10,704,844	7,251,735
Annuity payments	(160,714)	(70,972)	(124,553)	—	(118,447)
Surrenders, withdrawals and death benefits	(5,372,071)	(11,439,977)	(11,943,488)	(8,638,169)	(10,718,794)
Net transfers between other subaccounts
or fixed rate option	8,652,477	35,267,545	12,753,472	23,657,784	8,684,095
Other charges	(1,145,185)	(2,572,687)	(1,155,842)	(1,713,953)	(2,266,319)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	8,065,493	30,910,005	8,974,583	24,010,506	2,832,270

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,699,189	71,337,065	9,004,518	46,551,575	47,767,022

NET ASSETS
Beginning of period	120,117,495	262,670,273	152,557,618	176,410,664	217,496,445
End of period	$127,816,684	$334,007,338	$161,562,136	$222,962,239	$265,263,467

Beginning units	6,756,356	14,931,101	15,084,024	9,355,454	26,605,544
Units issued	3,294,710	9,440,528	8,875,275	5,541,857	18,951,498
Units redeemed	(2,890,193)	(7,975,556)	(7,996,102)	(4,346,759)	(19,101,879)
Ending units	7,160,873	16,396,073	15,963,197	10,550,552	26,455,163

The accompanying notes are an integral part of these financial statements.
A 38

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(161,380,659)	$(5,231,437)	$(2,867,283)	$(2,180,133)	$(23,628,622)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	214,493,935	13,957,971	(1,051,609)	(4,051,847)	38,654,255
Net change in unrealized gain (loss) on investments	470,979,823	5,711,870	2,149,207	10,717,184	39,177,367
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	524,093,099	14,438,404	(1,769,685)	4,485,204	54,203,000

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	356,600,245	8,444,121	1,530,896	5,470,880	54,582,366
Annuity payments	(1,486,103)	(100,736)	(13,246)	(76,009)	(245,959)
Surrenders, withdrawals and death benefits	(357,591,755)	(14,568,567)	(6,805,673)	(7,682,342)	(53,239,804)
Net transfers between other subaccounts
or fixed rate option	(62,862,319)	9,030,383	(1,048,221)	253,031	(47,858,238)
Other charges	(114,419,349)	(3,311,103)	(1,645,714)	(1,789,123)	(16,633,304)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(179,759,281)	(505,902)	(7,981,958)	(3,823,563)	(63,394,939)

TOTAL INCREASE (DECREASE) IN NET ASSETS	344,333,818	13,932,502	(9,751,643)	661,641	(9,191,939)

NET ASSETS
Beginning of period	10,255,015,741	346,411,660	187,875,266	171,608,096	1,520,153,781
End of period	$10,599,349,559	$360,344,162	$178,123,623	$172,269,737	$1,510,961,842

Beginning units	749,737,735	22,632,057	16,930,966	17,773,310	130,610,370
Units issued	190,721,382	11,109,506	8,754,445	6,812,446	46,690,306
Units redeemed	(204,654,049)	(11,403,501)	(9,671,576)	(7,273,978)	(53,471,418)
Ending units	735,805,068	22,338,062	16,013,835	17,311,778	123,829,258

The accompanying notes are an integral part of these financial statements.
A 39

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST FI Pyramis Quantitative Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(120,782,146)	$(53,070,845)	$(109,070,871)	$(70,498,498)	$(51,708,186)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	260,488,265	123,532,041	185,688,007	97,937,354	87,098,164
Net change in unrealized gain (loss) on investments	182,353,855	40,424,941	216,290,657	125,070,277	31,060,377
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	322,059,974	110,886,137	292,907,793	152,509,133	66,450,355

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	341,223,653	45,091,209	298,720,411	120,229,635	193,113,260
Annuity payments	(916,357)	(343,080)	(3,635,779)	(3,744,891)	(519,865)
Surrenders, withdrawals and death benefits	(254,996,933)	(140,303,799)	(306,767,271)	(241,139,302)	(119,316,453)
Net transfers between other subaccounts
or fixed rate option	2,781,081	(138,577,851)	(35,753,899)	(31,516,474)	(31,633,621)
Other charges	(73,567,474)	(29,232,082)	(68,012,512)	(40,118,837)	(35,907,412)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	14,523,970	(263,365,603)	(115,449,050)	(196,289,869)	5,735,909

TOTAL INCREASE (DECREASE) IN NET ASSETS	336,583,944	(152,479,466)	177,458,743	(43,780,736)	72,186,264

NET ASSETS
Beginning of period	7,420,464,190	3,252,181,897	6,905,422,764	4,282,307,366	3,264,546,020
End of period	$7,757,048,134	$3,099,702,431	$7,082,881,507	$4,238,526,630	$3,336,732,284

Beginning units	530,160,182	276,819,511	511,145,039	339,719,935	257,719,536
Units issued	155,661,128	104,679,610	94,323,990	58,085,968	76,088,142
Units redeemed	(155,711,228)	(128,820,713)	(101,433,269)	(72,568,744)	(75,315,034)
Ending units	530,110,082	252,678,408	504,035,760	325,237,159	258,492,644
The accompanying notes are an integral part of these financial statements.
A 40

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(112,299,803)	$(95,391,634)	$(9,294,668)	$(3,936,682)	$(3,011,333)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	147,919,157	206,065,946	47,901,598	—	7,813,789
Net change in unrealized gain (loss) on investments	475,512,921	167,326,877	(37,984,471)	—	11,333,186
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	511,132,275	278,001,189	622,459	(3,936,682)	16,135,642

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	297,355,788	162,905,961	16,652,685	56,304,465	5,152,532
Annuity payments	(574,987)	(525,382)	(231,948)	(2,261,141)	(160,786)
Surrenders, withdrawals and death benefits	(249,844,559)	(207,804,725)	(25,993,472)	(671,220,421)	(7,814,501)
Net transfers between other subaccounts
or fixed rate option	8,528,357	(91,600,760)	(7,979,702)	615,139,228	(1,867,777)
Other charges	(79,681,498)	(66,103,332)	(5,105,391)	(1,637,290)	(1,615,677)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(24,216,899)	(203,128,238)	(22,657,828)	(3,675,159)	(6,306,209)

TOTAL INCREASE (DECREASE) IN NET ASSETS	486,915,376	74,872,951	(22,035,369)	(7,611,841)	9,829,433

NET ASSETS
Beginning of period	7,139,929,647	6,092,155,725	623,578,887	237,142,425	195,870,766
End of period	$7,626,845,023	$6,167,028,676	$601,543,518	$229,530,584	$205,700,199

Beginning units	527,422,660	442,205,718	31,122,107	25,658,383	11,006,675
Units issued	202,644,539	107,331,882	15,015,443	102,612,448	5,880,204
Units redeemed	(207,556,657)	(123,215,492)	(16,250,123)	(103,109,393)	(6,347,161)
Ending units	522,510,542	426,322,108	29,887,427	25,161,438	10,539,718

The accompanying notes are an integral part of these financial statements.
A 41

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	NVIT Developing Markets Fund	AST Investment Grade Bond Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	8/5/2016**	12/31/2016

OPERATIONS
Net investment income (loss)	$(26,667,436)	$(1,795,571)	$(2,303,439)	$72,384	$(70,399,075)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	23,361,911	(553,983)	2,593,322	(2,558,599)	305,371,340
Net change in unrealized gain (loss) on investments	43,590,080	37,596	(12,275,398)	3,018,389	(41,004,845)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	40,284,555	(2,311,958)	(11,985,515)	532,174	193,967,420

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	13,210,460	5,349,943	6,022,849	44,576	(8,729)
Annuity payments	(1,593,241)	(169,928)	(44,136)	(4,280)	(395,524)
Surrenders, withdrawals and death benefits	(86,353,782)	(5,788,179)	(7,117,861)	(302,185)	(158,189,289)
Net transfers between other subaccounts
or fixed rate option	(12,194,832)	2,004,966	1,343,346	(6,064,103)	312,955,391
Other charges	(15,439,972)	(896,397)	(2,418,840)	(13,880)	(54,535,084)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(102,371,367)	500,405	(2,214,642)	(6,339,872)	99,826,765

TOTAL INCREASE (DECREASE) IN NET ASSETS	(62,086,812)	(1,811,553)	(14,200,157)	(5,807,698)	293,794,185

NET ASSETS
Beginning of period	1,687,494,695	121,599,178	211,151,906	5,807,698	2,669,601,373
End of period	$1,625,407,883	$119,787,625	$196,951,749	$—	$2,963,395,558

Beginning units	153,110,082	11,459,892	18,344,854	519,345	209,767,187
Units issued	54,075,223	5,045,737	6,954,132	23,647	1,386,735,361
Units redeemed	(63,451,564)	(5,181,289)	(7,321,697)	(542,992)	(1,367,280,120)
Ending units	143,733,741	11,324,340	17,977,289	—	229,222,428

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 42

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(9,704,021)	$(1,402,603)	$(281,500)	$(1,154,828)	$(2,747,380)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,209,719	668,361	72,909	3,161,022	(12,613,586)
Net change in unrealized gain (loss) on investments	15,162,299	440,147	158,876	(3,628,054)	28,261,267
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	17,667,997	(294,095)	(49,715)	(1,621,860)	12,900,301

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	12,234,310	—	—	1,796,370	1,887,544
Annuity payments	(189,667)	(52,449)	—	(2,903)	(25,935)
Surrenders, withdrawals and death benefits	(28,573,099)	(5,676,376)	(1,018,196)	(2,964,156)	(6,173,081)
Net transfers between other subaccounts
or fixed rate option	69,870,860	(229,210)	(719,114)	1,747,253	5,379,260
Other charges	(5,631,054)	(39,479)	(5,520)	(668,462)	(1,769,227)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	47,711,350	(5,997,514)	(1,742,830)	(91,898)	(701,439)

TOTAL INCREASE (DECREASE) IN NET ASSETS	65,379,347	(6,291,609)	(1,792,545)	(1,713,758)	12,198,862

NET ASSETS
Beginning of period	549,910,193	66,648,231	13,886,703	73,697,938	160,260,733
End of period	$615,289,540	$60,356,622	$12,094,158	$71,984,180	$172,459,595

Beginning units	46,716,613	5,765,193	1,151,504	4,979,077	20,043,730
Units issued	30,420,623	525,630	204,083	2,691,424	15,192,224
Units redeemed	(26,597,438)	(1,042,583)	(341,130)	(2,758,164)	(15,726,624)
Ending units	50,539,798	5,248,240	1,014,457	4,912,337	19,509,330

The accompanying notes are an integral part of these financial statements.
A 43

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Goldman Sachs Small-Cap Value Portfolio	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(4,395,259)	$(81,715,438)	$(59,661,172)	$(33,284,760)	$(28,248,573)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	19,914,415	110,603,137	89,730,258	77,964,062	48,530,036
Net change in unrealized gain (loss) on investments	39,717,363	178,542,551	69,070,589	12,551,767	33,366,614
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	55,236,519	207,430,250	99,139,675	57,231,069	53,648,077

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,718,130	131,142,707	164,555,229	145,954,966	74,561,036
Annuity payments	(58,361)	(400,528)	(157,910)	(2,942)	(169,864)
Surrenders, withdrawals and death benefits	(11,724,004)	(166,744,090)	(132,785,418)	(58,552,083)	(66,962,771)
Net transfers between other subaccounts
or fixed rate option	(7,102,888)	(234,888,564)	(157,694,186)	(59,366,527)	(63,853,768)
Other charges	(2,684,403)	(57,191,672)	(45,553,950)	(24,128,858)	(20,814,987)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(14,851,526)	(328,082,147)	(171,636,235)	3,904,556	(77,240,354)

TOTAL INCREASE (DECREASE) IN NET ASSETS	40,384,993	(120,651,897)	(72,496,560)	61,135,625	(23,592,277)

NET ASSETS
Beginning of period	273,930,315	5,403,209,989	3,973,304,158	2,146,386,334	1,842,733,997
End of period	$314,315,308	$5,282,558,092	$3,900,807,598	$2,207,521,959	$1,819,141,720

Beginning units	16,007,468	397,986,184	325,283,394	160,974,034	156,015,105
Units issued	8,676,523	148,770,814	97,828,750	58,789,716	52,343,032
Units redeemed	(9,602,492)	(175,136,584)	(112,441,377)	(58,196,703)	(59,027,260)
Ending units	15,081,499	371,620,414	310,670,767	161,567,047	149,330,877

The accompanying notes are an integral part of these financial statements.
A 44

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Consumer Services	ProFund VP Consumer Goods Portfolio	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(6,436)	$3,275	$(7,607)	$(24,947)	$(2,999)
Capital gains distributions received	5,897	—	—	—	—
Net realized gain (loss) on shares redeemed	10,614	16,579	34,381	179,704	21,061
Net change in unrealized gain (loss) on investments	(1,377)	(29,129)	47,725	(277,227)	18,639
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	8,698	(9,275)	74,499	(122,470)	36,701

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	100,027	—	—	24,084	80
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(56,017)	(29,587)	(20,067)	(102,825)	(8,026)
Net transfers between other subaccounts
or fixed rate option	(36,935)	482,500	68,623	(385,749)	99,089
Other charges	(4,281)	(5,023)	(5,126)	(15,238)	(2,539)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,794	447,890	43,430	(479,728)	88,604

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,492	438,615	117,929	(602,198)	125,305

NET ASSETS
Beginning of period	555,060	439,409	716,349	2,299,814	274,093
End of period	$566,552	$878,024	$834,278	$1,697,616	$399,398

Beginning units	25,341	24,443	70,110	105,003	19,000
Units issued	19,743	47,512	53,540	33,763	14,220
Units redeemed	(20,444)	(23,276)	(53,481)	(56,584)	(10,090)
Ending units	24,640	48,679	70,169	82,182	23,130

The accompanying notes are an integral part of these financial statements.
A 45

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(7,340)	$(4,218)	$1,049	$(5,834)	$(2,739)
Capital gains distributions received	28,534	6,403	—	30,640	—
Net realized gain (loss) on shares redeemed	(10,922)	8,993	30,707	(30,467)	(1,989)
Net change in unrealized gain (loss) on investments	45,725	60,669	(15,541)	96,993	52,001
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	55,997	71,847	16,215	91,332	47,273

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,553	—	7,823	24,674	28
Annuity payments	—	—	(14,544)	—	—
Surrenders, withdrawals and death benefits	(96,979)	(101,665)	(33,166)	(88,684)	(60,808)
Net transfers between other subaccounts
or fixed rate option	23,740	175,890	(59,257)	227,796	46,472
Other charges	(4,680)	(2,975)	(2,859)	(3,794)	(1,744)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(74,366)	71,250	(102,003)	159,992	(16,052)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,369)	143,097	(85,788)	251,324	31,221

NET ASSETS
Beginning of period	575,434	344,080	531,833	573,909	208,973
End of period	$557,065	$487,177	$446,045	$825,233	$240,194

Beginning units	36,589	24,617	39,738	32,933	14,418
Units issued	10,861	17,861	15,327	27,865	10,280
Units redeemed	(15,822)	(14,977)	(22,416)	(21,658)	(11,672)
Ending units	31,628	27,501	32,649	39,140	13,026

The accompanying notes are an integral part of these financial statements.
A 46

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Telecommunications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Boston Partners Large-Cap Value Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$1,801	$4,547	$(13,806)	$(2,037)	$(1,257,064)
Capital gains distributions received	—	23,307	82,763	—	—
Net realized gain (loss) on shares redeemed	9,953	35,129	45,067	31,786	4,688,905
Net change in unrealized gain (loss) on investments	24,332	24,582	(84,132)	66,892	4,338,005
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	36,086	87,565	29,892	96,641	7,769,846

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	16,552	—	—	1,808,952
Annuity payments	(9,862)	—	—	—	(5,895)
Surrenders, withdrawals and death benefits	(3,888)	(15,024)	(72,067)	(58,823)	(3,018,799)
Net transfers between other subaccounts
or fixed rate option	126,029	80,418	(42,002)	(145,043)	4,896,985
Other charges	(1,984)	(5,978)	(7,589)	(6,835)	(697,550)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	110,295	75,968	(121,658)	(210,701)	2,983,693

TOTAL INCREASE (DECREASE) IN NET ASSETS	146,381	163,533	(91,766)	(114,060)	10,753,539

NET ASSETS
Beginning of period	101,940	643,480	1,109,388	1,056,537	77,722,137
End of period	$248,321	$807,013	$1,017,622	$942,477	$88,475,676

Beginning units	8,492	45,311	67,267	84,850	5,423,171
Units issued	13,630	32,991	17,084	21,572	3,014,211
Units redeemed	(6,272)	(27,294)	(24,140)	(41,131)	(2,901,316)
Ending units	15,850	51,008	60,211	65,291	5,536,066

The accompanying notes are an integral part of these financial statements.
A 47

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2020	AST Bond Portfolio 2017	AST Bond Portfolio 2021	Wells Fargo VT International Equity Portfolio (Class 1)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(2,510,393)	$(480,698)	$(1,694,484)	$(1,978,201)	$3,201
Capital gains distributions received	—	—	—	—	17,381
Net realized gain (loss) on shares redeemed	9,211,181	712,780	499,739	2,886,292	(5,215)
Net change in unrealized gain (loss) on investments	(13,322,264)	10,901	415,576	(330,582)	(16,828)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(6,621,476)	242,983	(779,169)	577,509	(1,461)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,919,485	—	—	—	—
Annuity payments	(5,930)	—	(54,500)	—	—
Surrenders, withdrawals and death benefits	(7,644,095)	(2,915,938)	(5,414,254)	(6,124,634)	(48,243)
Net transfers between other subaccounts
or fixed rate option	(4,238,453)	(5,007,131)	2,816,768	(13,048,586)	(19,558)
Other charges	(1,553,563)	(9,652)	(44,508)	(50,082)	(657)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,522,556)	(7,932,721)	(2,696,494)	(19,223,302)	(68,458)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,144,032)	(7,689,738)	(3,475,663)	(18,645,793)	(69,919)

NET ASSETS
Beginning of period	176,172,813	26,513,732	73,907,716	95,591,914	307,407
End of period	$164,028,781	$18,823,994	$70,432,053	$76,946,121	$237,488

Beginning units	9,403,773	2,183,676	6,710,477	7,667,275	19,989
Units issued	5,148,039	585,023	1,805,589	2,117,228	428
Units redeemed	(5,473,560)	(1,216,237)	(2,057,433)	(3,578,509)	(5,254)
Ending units	9,078,252	1,552,462	6,458,633	6,205,994	15,163

The accompanying notes are an integral part of these financial statements.
A 48

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Wells Fargo VT Omega Growth Portfolio (Class 1)	Wells Fargo VT Small Cap Growth Portfolio (Class 1)	Wells Fargo VT Small Cap Value Portfolio	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	4/29/2016**	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(12,846)	$(6,467)	$624	$(1,573,919)	$(12,328,426)
Capital gains distributions received	41,836	37,144	—	—	—
Net realized gain (loss) on shares redeemed	129	3,666	206,312	2,656,475	9,899,895
Net change in unrealized gain (loss) on investments	(38,222)	(8,865)	(153,275)	(582,180)	41,718,363
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(9,103)	25,478	53,661	500,376	39,289,832

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	135,323,913
Annuity payments	—	—	—	(22,086)	—
Surrenders, withdrawals and death benefits	(88,663)	(25,932)	(25,873)	(4,518,720)	(57,850,116)
Net transfers between other subaccounts
or fixed rate option	11,119	(3,479)	(832,990)	(5,486,309)	13,031,424
Other charges	(2,762)	(470)	(697)	(44,230)	(964,323)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(80,306)	(29,881)	(859,560)	(10,071,345)	89,540,898

TOTAL INCREASE (DECREASE) IN NET ASSETS	(89,409)	(4,403)	(805,899)	(9,570,969)	128,830,730

NET ASSETS
Beginning of period	839,800	393,794	805,899	71,798,688	738,461,884
End of period	$750,391	$389,391	$—	$62,227,719	$867,292,614

Beginning units	273,879	23,493	64,804	6,111,253	60,583,576
Units issued	5,799	1,698	166	3,963,220	14,464,519
Units redeemed	(32,930)	(3,328)	(64,970)	(4,740,164)	(7,049,563)
Ending units	246,748	21,863	—	5,334,309	67,998,532

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 49

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(27,929,219)	$7,699	$(3,243,928)	$(195,879)	$(7,630,072)
Capital gains distributions received	—	137,404	—	—	—
Net realized gain (loss) on shares redeemed	35,536,308	54,035	3,756,848	342,983	10,346,532
Net change in unrealized gain (loss) on investments	70,852,146	(57,139)	4,938,930	(414,557)	6,046,595
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	78,459,235	141,999	5,451,850	(267,453)	8,763,055

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	95,918,732	—	13,659,680	—	45,072,560
Annuity payments	(1,672,383)	—	(223,312)	—	(141,850)
Surrenders, withdrawals and death benefits	(84,227,045)	(89,197)	(17,595,387)	(1,711,377)	(16,279,930)
Net transfers between other subaccounts
or fixed rate option	(29,847,882)	(76,991)	37,376,630	6,231,377	(12,049,245)
Other charges	(17,892,623)	(2,237)	(2,660,251)	(5,219)	(6,081,501)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(37,721,201)	(168,425)	30,557,360	4,514,781	10,520,034

TOTAL INCREASE (DECREASE) IN NET ASSETS	40,738,034	(26,426)	36,009,210	4,247,328	19,283,089

NET ASSETS
Beginning of period	1,772,066,560	1,445,765	214,505,032	8,653,401	507,612,527
End of period	$1,812,804,594	$1,419,339	$250,514,242	$12,900,729	$526,895,616

Beginning units	163,921,893	88,703	20,329,528	853,847	42,484,679
Units issued	47,168,888	891	14,823,225	1,036,995	22,564,008
Units redeemed	(51,747,845)	(10,888)	(12,042,855)	(612,149)	(21,984,514)
Ending units	159,342,936	78,706	23,109,898	1,278,693	43,064,173

The accompanying notes are an integral part of these financial statements.
A 50

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(45,668)	$(1,203,111)	$(61,422)	$(50,492)	$(1,281,655)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	82,651	984,516	215,220	(104,704)	1,063,135
Net change in unrealized gain (loss) on investments	266,060	9,237,543	(70,284)	659,865	9,611,670
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	303,043	9,018,948	83,514	504,669	9,393,150

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	878,070	7,538,789	—	1,169,864	6,278,718
Annuity payments	—	(6,903)	—	—	(520)
Surrenders, withdrawals and death benefits	(264,112)	(3,437,953)	(565,021)	(348,887)	(3,371,780)
Net transfers between other subaccounts
or fixed rate option	681,188	51,866,799	(864,981)	859,832	44,073,771
Other charges	(12,840)	(704,319)	(1,448)	(15,081)	(741,251)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,282,306	55,256,413	(1,431,450)	1,665,728	46,238,938

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,585,349	64,275,361	(1,347,936)	2,170,397	55,632,088

NET ASSETS
Beginning of period	3,176,294	50,149,866	3,631,886	3,695,049	55,947,468
End of period	$4,761,643	$114,425,227	$2,283,950	$5,865,446	$111,579,556

Beginning units	350,145	3,551,338	367,737	453,887	4,530,041
Units issued	499,782	6,315,412	254,381	339,715	6,558,855
Units redeemed	(372,120)	(2,604,581)	(390,842)	(157,237)	(3,082,292)
Ending units	477,807	7,262,169	231,276	636,365	8,006,604

The accompanying notes are an integral part of these financial statements.
A 51

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST QMA Emerging Markets Equity Portfolio	AST Multi-Sector Fixed Income Portfolio	AST BlackRock iShares ETF Portfolio	AST Defensive Asset Allocation Portfolio	AST AQR Large-Cap Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(35,743)	$(109,824,713)	$(4,282,120)	$(5,922,074)	$(87,827)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(80,120)	301,281	723,079	4,898,431	59,400
Net change in unrealized gain (loss) on investments	380,696	367,171,610	15,543,340	11,824,304	852,566
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	264,833	257,648,178	11,984,299	10,800,661	824,139

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,018,959	2,814,074,265	56,604,725	53,975,007	2,331,759
Annuity payments	—	(29,637)	—	(8,564)	—
Surrenders, withdrawals and death benefits	(141,495)	(263,192,549)	(8,298,212)	(29,571,873)	(227,979)
Net transfers between other subaccounts
or fixed rate option	282,562	33,660,082	26,681,741	65,180,962	298,398
Other charges	(13,764)	(698,261)	(3,563,224)	(4,445,586)	(23,867)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,146,262	2,583,813,900	71,425,030	85,129,946	2,378,311

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,411,095	2,841,462,078	83,409,329	95,930,607	3,202,450

NET ASSETS
Beginning of period	2,999,378	4,067,263,994	245,655,740	286,279,890	6,684,231
End of period	$4,410,473	$6,908,726,072	$329,065,069	$382,210,497	$9,886,681

Beginning units	387,464	412,304,763	23,213,095	29,033,066	520,998
Units issued	235,139	280,192,337	15,644,367	31,182,720	288,728
Units redeemed	(99,073)	(37,119,584)	(9,201,655)	(22,600,986)	(97,894)
Ending units	523,530	655,377,516	29,655,807	37,614,800	711,832
The accompanying notes are an integral part of these financial statements.
A 52

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(59,810)	$(2,462,028)	$(9,165,498)	$(119,521)	$(184,153)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	32,940	18,898,575	(7,773,706)	(13,533)	44,120
Net change in unrealized gain (loss) on investments	713,467	(3,052,476)	37,233,465	1,162,899	2,089,413
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	686,597	13,384,071	20,294,261	1,029,845	1,949,380

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,313,717	—	212,575,831	4,825,949	10,186,660
Annuity payments	—	(166,673)	—	—	—
Surrenders, withdrawals and death benefits	(220,538)	(9,187,692)	(9,591,465)	(1,215,412)	(2,292,213)
Net transfers between other subaccounts
or fixed rate option	64,492	(199,124,158)	32,551,732	821,378	2,142,896
Other charges	(27,601)	(49,036)	(8,650,833)	(123,121)	(187,745)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,130,070	(208,527,559)	226,885,265	4,308,794	9,849,598

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,816,667	(195,143,488)	247,179,526	5,338,639	11,798,978

NET ASSETS
Beginning of period	5,750,774	206,638,270	527,805,997	15,774,134	23,321,129
End of period	$8,567,441	$11,494,782	$774,985,523	$21,112,773	$35,120,107

Beginning units	446,384	18,385,955	50,130,867	1,563,435	2,274,694
Units issued	295,225	2,087,684	46,504,968	714,377	1,437,625
Units redeemed	(137,761)	(19,448,464)	(25,861,261)	(286,063)	(501,378)
Ending units	603,848	1,025,175	70,774,574	1,991,749	3,210,941

The accompanying notes are an integral part of these financial statements.
A 53

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Prudential Flexible Multi-Strategy Portfolio	AST BlackRock Multi-Asset Income Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(277,350)	$(166,392)	$(73,003)	$(80,846)	$(136,641)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	24,716	24,228	(50,863)	(30,303)	39,196
Net change in unrealized gain (loss) on investments	3,314,179	1,697,946	399,571	968,543	524,249
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,061,545	1,555,782	275,705	857,394	426,804

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	13,928,793	8,583,217	3,501,279	6,691,319	8,562,058
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(2,787,535)	(2,494,541)	(746,765)	(748,404)	(2,062,553)
Net transfers between other subaccounts
or fixed rate option	3,277,575	2,704,657	(22,293)	854,204	1,225,668
Other charges	(280,996)	(169,819)	(75,966)	(80,038)	(134,562)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	14,137,837	8,623,514	2,656,255	6,717,081	7,590,611

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,199,382	10,179,296	2,931,960	7,574,475	8,017,415

NET ASSETS
Beginning of period	35,130,981	19,534,879	10,494,494	10,253,599	15,431,517
End of period	$52,330,363	$29,714,175	$13,426,454	$17,828,074	$23,448,932

Beginning units	3,374,462	2,047,834	1,127,233	1,017,276	1,573,821
Units issued	1,996,961	1,383,103	520,553	821,689	1,197,378
Units redeemed	(665,037)	(503,189)	(233,528)	(147,738)	(447,362)
Ending units	4,706,386	2,927,748	1,414,258	1,691,227	2,323,837

The accompanying notes are an integral part of these financial statements.
A 54

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio	AST Goldman Sachs Strategic Income Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(11,359)	$(14,605)	$(19,798)	$(1,595,263)	$(1,125,715)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	44,812	14,519	(6,731)	(812,921)	797,182
Net change in unrealized gain (loss) on investments	162,935	168,873	57,454	9,741,827	(4,889,537)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	196,388	168,787	30,925	7,333,643	(5,218,070)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,080,664	1,164,159	1,394,098	67,600,355	—
Annuity payments	—	—	—	—	(31,470)
Surrenders, withdrawals and death benefits	(72,361)	(175,382)	(87,676)	(1,035,910)	(4,625,670)
Net transfers between other subaccounts
or fixed rate option	1,241,040	(90,307)	189,634	24,192,428	106,344,456
Other charges	(10,928)	(14,363)	(19,681)	(1,434,217)	(29,072)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,238,415	884,107	1,476,375	89,322,656	101,658,244

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,434,803	1,052,894	1,507,300	96,656,299	96,440,174

NET ASSETS
Beginning of period	642,335	1,976,206	2,613,060	71,145,806	26,041,796
End of period	$3,077,138	$3,029,100	$4,120,360	$167,802,105	$122,481,970

Beginning units	70,527	212,801	276,304	7,329,717	2,626,136
Units issued	309,232	169,319	207,848	11,458,351	17,750,596
Units redeemed	(86,517)	(78,838)	(52,032)	(2,698,532)	(8,007,135)
Ending units	293,242	303,282	432,120	16,089,536	12,369,597

The accompanying notes are an integral part of these financial statements.
A 55

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(5,988)	$(3,575)	$(3,607)	$(6,309)	$(6,613)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,056	1,725	(5,836)	2,739	4,855
Net change in unrealized gain (loss) on investments	22,154	8,841	3,102	3,431	35,277
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	25,222	6,991	(6,341)	(139)	33,519

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	873,505	411,196	788,046	666,955	993,703
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(25,096)	(33,802)	(38,329)	(19,779)	(69,173)
Net transfers between other subaccounts
or fixed rate option	236,284	146,872	(112,325)	477,990	(38,643)
Other charges	(5,427)	(3,512)	(3,336)	(6,018)	(5,831)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,079,266	520,754	634,056	1,119,148	880,056

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,104,488	527,745	627,715	1,119,009	913,575

NET ASSETS
Beginning of period	353,700	268,241	262,713	301,702	569,304
End of period	$1,458,188	$795,986	$890,428	$1,420,711	$1,482,879

Beginning units	35,245	26,546	27,820	29,892	59,495
Units issued	143,875	70,357	105,097	126,498	133,297
Units redeemed	(40,067)	(20,185)	(35,531)	(18,510)	(42,237)
Ending units	139,053	76,718	97,386	137,880	150,555

The accompanying notes are an integral part of these financial statements.
A 56

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(6,586)	$(7,285)	$(16,150)	$(5,022)	$(26,901)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(4,797)	(6,083)	(2,587)	(972)	31,941
Net change in unrealized gain (loss) on investments	(5,512)	37,643	63,050	41,073	264,107
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(16,895)	24,275	44,313	35,079	269,147

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	613,316	1,017,897	2,174,612	702,911	4,012,677
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(30,310)	(31,166)	(141,718)	(29,838)	(136,510)
Net transfers between other subaccounts
or fixed rate option	293,040	106,230	821,047	100,270	1,493,683
Other charges	(6,284)	(6,890)	(15,555)	(4,729)	(23,581)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	869,762	1,086,071	2,838,386	768,614	5,346,269

TOTAL INCREASE (DECREASE) IN NET ASSETS	852,867	1,110,346	2,882,699	803,693	5,615,416

NET ASSETS
Beginning of period	473,108	686,716	968,256	395,854	1,719,440
End of period	$1,325,975	$1,797,062	$3,850,955	$1,199,547	$7,334,856

Beginning units	50,001	73,164	99,816	40,649	178,446
Units issued	114,091	149,077	342,660	97,443	665,968
Units redeemed	(18,793)	(30,864)	(46,283)	(18,542)	(146,700)
Ending units	145,299	191,377	396,193	119,550	697,714

The accompanying notes are an integral part of these financial statements.
A 57

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST IVY Asset Strategy Portfolio	Blackrock Global Allocation V.I. Fund (Class 3)	JP Morgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)
	1/1/2016	1/1/2016	1/1/2016	1/4/2016*	8/5/2016*
	to	to	to	to	to
	6/24/2016**	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(6,257)	$176,850	$145,875	$(714,401)	$7,761
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(15,389)	(62,114)	6,523	(1,054,066)	(9,956)
Net change in unrealized gain (loss) on investments	22,170	404,736	65,556	(7,036,285)	(235,848)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	524	519,472	217,954	(8,804,752)	(238,043)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	984,106	15,343,126	3,925,948	—	7,342
Annuity payments	—	—	—	—	(22,147)
Surrenders, withdrawals and death benefits	(7,048)	(275,048)	(198,320)	(1,990,908)	(183,255)
Net transfers between other subaccounts
or fixed rate option	(2,424,963)	(429,321)	466,853	145,469,832	6,142,100
Other charges	(5,995)	(68,982)	(16,057)	(1,820)	(10,057)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,453,900)	14,569,775	4,178,424	143,477,104	5,933,983

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,453,376)	15,089,247	4,396,378	134,672,352	5,695,940

NET ASSETS
Beginning of period	1,453,376	5,541,593	1,218,011	—	—
End of period	$—	$20,630,840	$5,614,389	$134,672,352	$5,695,940

Beginning units	158,458	555,957	121,950	—	—
Units issued	135,189	1,772,136	512,556	16,673,858	640,663
Units redeemed	(293,647)	(322,538)	(103,934)	(2,993,618)	(55,248)
Ending units	—	2,005,555	530,572	13,680,240	585,415

* Date subaccount became available for investment.
** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 58

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(1,688,842)	$(2,421,302)	$(2,769,870)	$(184,565)	$(244,346)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	1,283,677	9,481,204	555,039	1,086,298
Net change in unrealized gain (loss) on investments	—	(1,508,125)	(4,773,508)	(416,689)	(994,739)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,688,842)	(2,645,750)	1,937,826	(46,215)	(152,787)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,490,965	506,337	557,354	37,671	95,695
Annuity payments	(1,850,694)	(1,645,657)	(1,465,094)	(678)	(600,783)
Surrenders, withdrawals and death benefits	(24,443,316)	(19,187,414)	(21,690,987)	(1,775,772)	(2,386,089)
Net transfers between other subaccounts
or fixed rate option	9,988,275	(969,890)	(3,144,828)	95,466	(86,941)
Other charges	(140,834)	(47,967)	(166,644)	—	(8,245)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(14,955,604)	(21,344,591)	(25,910,199)	(1,643,313)	(2,986,363)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,644,446)	(23,990,341)	(23,972,373)	(1,689,528)	(3,139,150)

NET ASSETS
Beginning of period	123,829,847	183,884,372	202,450,898	13,885,768	18,808,198
End of period	$107,185,401	$159,894,031	$178,478,525	$12,196,240	$15,669,048

Beginning units	105,488,489	72,636,072	71,106,864	5,009,097	7,301,716
Units issued	31,638,466	2,614,145	1,593,497	104,621	207,918
Units redeemed	(44,567,674)	(11,039,381)	(10,605,179)	(697,031)	(1,365,873)
Ending units	92,559,281	64,210,836	62,095,182	4,416,687	6,143,761

The accompanying notes are an integral part of these financial statements.
A 59

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(4,081,202)	$7,858,655	$(64,804)	$30,142	$(882,914)
Capital gains distributions received	—	—	—	3,581,691	—
Net realized gain (loss) on shares redeemed	10,096,462	(1,201,863)	(196,160)	13,360,733	1,942,557
Net change in unrealized gain (loss) on investments	(32,224,478)	(12,574,788)	(1,182,801)	(17,691,347)	(465,520)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(26,209,218)	(5,917,996)	(1,443,765)	(718,781)	594,123

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	855,211	772,545	8,170	1,426,671	315,331
Annuity payments	(1,622,718)	(1,339,613)	(51,809)	(1,471,598)	(154,695)
Surrenders, withdrawals and death benefits	(28,833,008)	(19,529,335)	(533,172)	(29,331,043)	(4,966,930)
Net transfers between other subaccounts
or fixed rate option	(1,903,799)	(1,947,861)	(132,887)	(3,416,253)	(391,422)
Other charges	(383,204)	(233,633)	—	(356,202)	(74,242)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(31,887,518)	(22,277,897)	(709,698)	(33,148,425)	(5,271,958)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(58,096,736)	(28,195,893)	(2,153,463)	(33,867,206)	(4,677,835)

NET ASSETS
Beginning of period	296,460,515	178,308,731	5,550,543	310,970,803	60,957,519
End of period	$238,363,779	$150,112,838	$3,397,080	$277,103,597	$56,279,684

Beginning units	99,749,309	42,176,156	903,400	114,421,833	27,386,565
Units issued	3,961,065	1,336,135	29,495	4,974,841	1,282,577
Units redeemed	(14,915,113)	(6,570,777)	(152,120)	(17,421,401)	(3,589,642)
Ending units	88,795,261	36,941,514	780,775	101,975,273	25,079,500

The accompanying notes are an integral part of these financial statements.
A 60

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(4,346,574)	$(821,616)	$(99,382)	$272,502	$(243,917)
Capital gains distributions received	—	—	369,433	1,388,756	8,509,149
Net realized gain (loss) on shares redeemed	21,778,309	3,189,425	366,642	2,784,818	3,926,127
Net change in unrealized gain (loss) on investments	10,846,730	(4,378,456)	(1,048,417)	(10,213,599)	(18,087,204)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	28,278,465	(2,010,647)	(411,724)	(5,767,523)	(5,895,845)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	814,470	126,108	56,105	95,916	194,434
Annuity payments	(1,339,406)	(190,365)	(120,879)	(436,810)	(575,311)
Surrenders, withdrawals and death benefits	(29,898,734)	(5,818,241)	(1,650,973)	(6,189,946)	(8,487,479)
Net transfers between other subaccounts
or fixed rate option	(7,226,224)	(95,968)	467,092	(960,605)	(744,439)
Other charges	(278,195)	(12,858)	(5,161)	(16,782)	(29,064)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(37,928,089)	(5,991,324)	(1,253,816)	(7,508,227)	(9,641,859)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,649,624)	(8,001,971)	(1,665,540)	(13,275,750)	(15,537,704)

NET ASSETS
Beginning of period	296,938,124	61,806,529	20,257,223	74,911,907	90,740,425
End of period	$287,288,500	$53,804,558	$18,591,683	$61,636,157	$75,202,721

Beginning units	103,662,544	13,549,571	12,524,392	23,102,223	33,856,822
Units issued	3,351,717	473,853	733,385	853,648	676,663
Units redeemed	(16,137,262)	(1,778,131)	(1,517,358)	(3,289,137)	(4,350,743)
Ending units	90,876,999	12,245,293	11,740,419	20,666,734	30,182,742

The accompanying notes are an integral part of these financial statements.
A 61

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Janus Aspen Janus Portfolio (Institutional Shares)	Janus Aspen Overseas Portfolio (Institutional Shares)	MFS Research Series (Initial Class)	MFS Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(473,344)	$(577,782)	$(128,834)	$(748,367)	$201,528
Capital gains distributions received	11,075,477	2,068,326	1,446,883	3,251,176	—
Net realized gain (loss) on shares redeemed	1,915,477	(214,688)	903,688	3,041,262	1,308,814
Net change in unrealized gain (loss) on investments	(10,016,379)	(8,138,796)	(2,311,094)	(1,964,061)	(2,984,120)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,501,231	(6,862,940)	(89,357)	3,580,010	(1,473,778)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	85,638	187,550	29,703	206,134	32,445
Annuity payments	(294,790)	(445,359)	(156,793)	(235,477)	(129,490)
Surrenders, withdrawals and death benefits	(6,385,208)	(6,523,776)	(1,884,081)	(5,874,438)	(2,651,817)
Net transfers between other subaccounts
or fixed rate option	(1,716,195)	91,391	(61,774)	(488,667)	(1,567,626)
Other charges	(21,760)	(22,451)	(6,722)	(20,350)	(6,552)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(8,332,315)	(6,712,645)	(2,079,667)	(6,412,798)	(4,323,040)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,831,084)	(13,575,585)	(2,169,024)	(2,832,788)	(5,796,818)

NET ASSETS
Beginning of period	62,899,948	75,535,811	20,287,552	61,530,762	30,777,889
End of period	$57,068,864	$61,960,226	$18,118,528	$58,697,974	$24,981,071

Beginning units	25,153,673	22,927,785	7,640,572	22,311,087	9,537,603
Units issued	474,809	1,117,277	236,038	701,638	318,894
Units redeemed	(3,689,509)	(3,196,447)	(1,012,048)	(2,982,088)	(1,692,083)
Ending units	21,938,973	20,848,615	6,864,562	20,030,637	8,164,414

The accompanying notes are an integral part of these financial statements.
A 62

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(390,074)	$(680,055)	$(174,555)	$(112,386)	$(1,532,176)
Capital gains distributions received	6,697,937	—	3,990,725	737,211	—
Net realized gain (loss) on shares redeemed	(82,165)	3,017,492	161,659	401,847	5,473,396
Net change in unrealized gain (loss) on investments	(7,180,911)	(34,959)	(3,885,013)	(311,491)	(10,443,091)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(955,213)	2,302,478	92,816	715,181	(6,501,871)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	25,333	63,230	29,232	47	236,175
Annuity payments	(194,912)	(244,437)	(386,663)	(5,730)	(297,480)
Surrenders, withdrawals and death benefits	(2,509,405)	(4,596,694)	(2,338,999)	(811,656)	(9,995,286)
Net transfers between other subaccounts
or fixed rate option	(93,774)	(885,656)	(921,328)	492,980	(1,560,261)
Other charges	(8,116)	(12,235)	(6,530)	(1,532)	(239,132)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,780,874)	(5,675,792)	(3,624,288)	(325,891)	(11,855,984)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,736,087)	(3,373,314)	(3,531,472)	389,290	(18,357,855)

NET ASSETS
Beginning of period	28,451,462	49,919,625	28,795,407	7,691,429	104,078,768
End of period	$24,715,375	$46,546,311	$25,263,935	$8,080,719	$85,720,913

Beginning units	10,386,118	20,332,558	18,107,817	7,457,283	39,236,475
Units issued	394,784	564,772	350,404	905,896	1,544,076
Units redeemed	(1,384,544)	(2,807,022)	(2,600,791)	(1,196,138)	(6,085,758)
Ending units	9,396,358	18,090,308	15,857,430	7,167,041	34,694,793

The accompanying notes are an integral part of these financial statements.
A 63

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Janus Aspen Janus Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(135,918)	$(1,932,553)	$(559,487)	$(4,765,843)	$(4,016,535)
Capital gains distributions received	2,051,727	—	—	—	—
Net realized gain (loss) on shares redeemed	659,241	7,790,585	88,822	12,654,880	17,209,647
Net change in unrealized gain (loss) on investments	(2,176,603)	(9,956,341)	1,220,428	(29,339,632)	(8,646,593)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	398,447	(4,098,309)	749,763	(21,450,595)	4,546,519

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	124,011	366,907	82,401	17,356,143	15,995,822
Annuity payments	(17,747)	(407,227)	(78,786)	(27,912)	(45,201)
Surrenders, withdrawals and death benefits	(1,010,826)	(12,617,668)	(4,729,090)	(19,739,079)	(15,810,613)
Net transfers between other subaccounts
or fixed rate option	(405,379)	(2,944,252)	165,345	290,335,870	(13,369,646)
Other charges	(31,503)	(311,192)	(85,652)	(3,010,122)	(2,124,173)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,341,444)	(15,913,432)	(4,645,782)	284,914,900	(15,353,811)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(942,997)	(20,011,741)	(3,896,019)	263,464,305	(10,807,292)

NET ASSETS
Beginning of period	11,421,964	127,550,881	35,458,947	259,462,977	239,837,524
End of period	$10,478,967	$107,539,140	$31,562,928	$522,927,282	$229,030,232

Beginning units	7,008,554	44,521,357	23,270,765	16,012,792	13,311,892
Units issued	441,498	1,621,237	1,210,732	25,361,269	6,888,154
Units redeemed	(1,297,444)	(6,917,261)	(4,016,024)	(6,535,017)	(7,767,236)
Ending units	6,152,608	39,225,333	20,465,473	34,839,044	12,432,810
The accompanying notes are an integral part of these financial statements.
A 64

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST Value Equity Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(27,174,457)	$(2,227,705)	$(3,156,908)	$(2,707,942)	$(1,867,908)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	42,189,679	7,666,614	5,345,004	14,299,542	8,993,795
Net change in unrealized gain (loss) on investments	(44,443,491)	(15,932,724)	(11,657,904)	(11,438,948)	(16,441,118)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(29,428,269)	(10,493,815)	(9,469,808)	152,652	(9,315,231)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	57,684,153	2,046,580	14,452,593	3,041,298	5,704,308
Annuity payments	(176,523)	(74,509)	(33,007)	(40,324)	(37,410)
Surrenders, withdrawals and death benefits	(65,438,349)	(6,824,642)	(15,194,367)	(8,204,043)	(6,268,963)
Net transfers between other subaccounts
or fixed rate option	(84,429,145)	(13,337,599)	(22,755,234)	(14,390,515)	(5,995,350)
Other charges	(15,970,091)	(1,159,304)	(1,499,691)	(1,507,801)	(978,745)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(108,329,955)	(19,349,474)	(25,029,706)	(21,101,385)	(7,576,160)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(137,758,224)	(29,843,289)	(34,499,514)	(20,948,733)	(16,891,391)

NET ASSETS
Beginning of period	1,675,340,382	146,622,446	203,686,732	169,021,894	113,914,840
End of period	$1,537,582,158	$116,779,157	$169,187,218	$148,073,161	$97,023,449

Beginning units	130,504,071	9,863,434	15,527,480	10,031,807	6,169,731
Units issued	15,636,933	2,038,255	6,628,368	3,249,231	2,374,194
Units redeemed	(23,645,436)	(3,428,626)	(8,486,484)	(4,447,028)	(2,776,716)
Ending units	122,495,568	8,473,063	13,669,364	8,834,010	5,767,209

The accompanying notes are an integral part of these financial statements.
A 65

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(1,652,154)	$(5,398,244)	$(4,973,128)	$(8,569,109)	$(6,203,963)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,051,394	14,174,606	14,836,930	4,486,928	28,307,549
Net change in unrealized gain (loss) on investments	(11,543,289)	(33,874,690)	(45,939,197)	(8,905,825)	7,996,706
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(6,144,049)	(25,098,328)	(36,075,395)	(12,988,006)	30,100,292

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,528,264	15,968,934	13,706,666	30,816,088	7,529,323
Annuity payments	(98,599)	(80,694)	(126,453)	(71,416)	(86,312)
Surrenders, withdrawals and death benefits	(5,742,243)	(21,161,522)	(22,082,329)	(39,510,973)	(21,049,588)
Net transfers between other subaccounts
or fixed rate option	(9,693,715)	295,911,578	531,646	85,989,942	(48,727,531)
Other charges	(813,644)	(2,915,345)	(4,155,672)	(6,731,797)	(3,473,197)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(11,819,937)	287,722,951	(12,126,142)	70,491,844	(65,807,305)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,963,986)	262,624,623	(48,201,537)	57,503,838	(35,707,013)

NET ASSETS
Beginning of period	107,334,719	271,569,698	409,452,191	594,715,250	404,850,011
End of period	$89,370,733	$534,194,321	$361,250,654	$652,219,088	$369,142,998

Beginning units	6,293,911	14,692,106	25,255,265	49,551,416	23,783,239
Units issued	1,939,008	24,446,817	5,270,329	20,299,225	4,239,342
Units redeemed	(2,631,917)	(7,204,964)	(6,034,173)	(14,626,437)	(7,969,059)
Ending units	5,601,002	31,933,959	24,491,421	55,224,204	20,053,522

The accompanying notes are an integral part of these financial statements.
A 66

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(1,836,904)	$(4,798,992)	$(2,641,070)	$(2,954,898)	$(4,649,560)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,602,063	18,487,464	(416,465)	11,256,834	(12,068,995)
Net change in unrealized gain (loss) on investments	(1,216,115)	(35,005,067)	1,254,072	(6,220,943)	(45,874,489)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,549,044	(21,316,595)	(1,803,463)	2,080,993	(62,593,044)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,094,679	13,984,770	13,602,254	15,126,786	9,559,863
Annuity payments	(85,172)	(55,149)	(380,790)	(27,085)	(155,452)
Surrenders, withdrawals and death benefits	(7,542,343)	(18,919,547)	(16,707,938)	(10,761,951)	(17,543,106)
Net transfers between other subaccounts
or fixed rate option	(8,178,032)	(1,009,031)	(3,227,381)	2,876,440	(4,788,592)
Other charges	(1,125,518)	(2,482,932)	(1,114,789)	(1,591,578)	(2,397,371)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(8,836,386)	(8,481,889)	(7,828,644)	5,622,612	(15,324,658)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,287,342)	(29,798,484)	(9,632,107)	7,703,605	(77,917,702)

NET ASSETS
Beginning of period	122,404,837	292,468,757	162,189,725	168,707,059	295,414,147
End of period	$120,117,495	$262,670,273	$152,557,618	$176,410,664	$217,496,445

Beginning units	7,243,407	15,349,477	15,865,967	8,979,699	28,651,080
Units issued	2,358,592	5,571,453	7,435,067	4,591,181	16,302,464
Units redeemed	(2,845,643)	(5,989,829)	(8,217,010)	(4,215,426)	(18,348,000)
Ending units	6,756,356	14,931,101	15,084,024	9,355,454	26,605,544

The accompanying notes are an integral part of these financial statements.
A 67

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(136,215,279)	$(5,762,044)	$(3,447,689)	$(2,571,714)	$(25,370,890)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	143,655,699	13,888,150	4,670,168	(2,055,742)	34,088,288
Net change in unrealized gain (loss) on investments	(165,807,473)	(20,552,176)	(11,322,921)	(7,142,454)	(45,455,221)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(158,367,053)	(12,426,070)	(10,100,442)	(11,769,910)	(36,737,823)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	423,537,023	20,461,500	2,640,788	10,633,368	138,726,635
Annuity payments	(987,961)	(62,595)	(13,931)	(12,299)	(455,839)
Surrenders, withdrawals and death benefits	(271,797,429)	(22,644,479)	(9,632,438)	(12,020,999)	(50,428,127)
Net transfers between other subaccounts
or fixed rate option	2,374,797,099	8,064,790	5,155,139	(7,603,574)	(63,377,139)
Other charges	(89,229,155)	(3,318,293)	(1,826,836)	(1,918,345)	(16,396,455)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,436,319,577	2,500,923	(3,677,278)	(10,921,849)	8,069,075

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,277,952,524	(9,925,147)	(13,777,720)	(22,691,759)	(28,668,748)

NET ASSETS
Beginning of period	7,977,063,217	356,336,807	201,652,986	194,299,855	1,548,822,529
End of period	$10,255,015,741	$346,411,660	$187,875,266	$171,608,096	$1,520,153,781

Beginning units	568,526,998	22,518,431	17,384,407	18,913,325	130,026,899
Units issued	254,232,029	9,907,553	6,722,833	4,715,648	28,700,325
Units redeemed	(73,021,292)	(9,793,927)	(7,176,274)	(5,855,663)	(28,116,854)
Ending units	749,737,735	22,632,057	16,930,966	17,773,310	130,610,370

The accompanying notes are an integral part of these financial statements.
A 68

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST FI Pyramis Quantitative Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(125,798,465)	$(64,994,959)	$(114,211,135)	$(75,511,707)	$(53,186,550)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	153,431,702	139,169,566	159,723,447	98,860,975	64,163,277
Net change in unrealized gain (loss) on investments	(121,731,965)	(262,080,999)	(126,282,456)	(89,268,642)	(34,452,090)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(94,098,728)	(187,906,392)	(80,770,144)	(65,919,374)	(23,475,363)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	418,780,730	74,294,834	362,804,947	147,689,896	236,184,040
Annuity payments	(2,362,772)	(1,289,714)	(2,860,746)	(3,395,497)	(552,982)
Surrenders, withdrawals and death benefits	(254,613,915)	(161,523,040)	(314,875,354)	(254,455,566)	(115,912,779)
Net transfers between other subaccounts
or fixed rate option	69,059,309	(476,187,469)	(65,014,377)	(133,278,891)	(24,245,718)
Other charges	(68,504,754)	(33,426,670)	(64,444,220)	(39,737,191)	(33,703,937)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	162,358,598	(598,132,059)	(84,389,750)	(283,177,249)	61,768,624

TOTAL INCREASE (DECREASE) IN NET ASSETS	68,259,870	(786,038,451)	(165,159,894)	(349,096,623)	38,293,261

NET ASSETS
Beginning of period	7,352,204,320	4,038,220,348	7,070,582,658	4,631,403,989	3,226,252,759
End of period	$7,420,464,190	$3,252,181,897	$6,905,422,764	$4,282,307,366	$3,264,546,020

Beginning units	516,836,090	326,241,303	514,029,248	360,303,030	251,090,931
Units issued	85,375,376	49,712,166	58,463,515	41,890,927	44,111,547
Units redeemed	(72,051,284)	(99,133,958)	(61,347,724)	(62,474,022)	(37,482,942)
Ending units	530,160,182	276,819,511	511,145,039	339,719,935	257,719,536

The accompanying notes are an integral part of these financial statements.
A 69

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(83,578,779)	$(101,334,509)	$(10,223,823)	$(3,298,761)	$(3,443,100)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	115,152,104	122,766,365	43,179,039	—	13,006,069
Net change in unrealized gain (loss) on investments	(186,860,093)	(76,524,569)	10,376,550	—	(12,221,095)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(155,286,768)	(55,092,713)	43,331,766	(3,298,761)	(2,658,126)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	367,186,251	291,364,954	30,855,120	50,620,343	10,253,106
Annuity payments	(821,787)	(1,012,540)	(169,655)	(138,145)	(79,066)
Surrenders, withdrawals and death benefits	(171,646,666)	(202,413,582)	(37,818,448)	(640,527,195)	(13,585,428)
Net transfers between other subaccounts
or fixed rate option	2,680,912,374	(132,149,635)	1,776,355	639,000,478	7,094,194
Other charges	(54,783,033)	(64,547,094)	(5,145,671)	(1,255,048)	(1,701,040)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,820,847,139	(108,757,897)	(10,502,299)	47,700,433	1,981,766

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,665,560,371	(163,850,610)	32,829,467	44,401,672	(676,360)

NET ASSETS
Beginning of period	4,474,369,276	6,256,006,335	590,749,420	192,740,753	196,547,126
End of period	$7,139,929,647	$6,092,155,725	$623,578,887	$237,142,425	$195,870,766

Beginning units	324,805,239	447,097,289	31,589,569	20,583,057	10,894,174
Units issued	279,011,465	49,967,599	12,461,201	105,963,727	5,053,580
Units redeemed	(76,394,044)	(54,859,170)	(12,928,663)	(100,888,401)	(4,941,079)
Ending units	527,422,660	442,205,718	31,122,107	25,658,383	11,006,675

The accompanying notes are an integral part of these financial statements.
A 70

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	NVIT Developing Markets Fund	AST Investment Grade Bond Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(31,260,104)	$(1,935,038)	$(2,633,632)	$(46,746)	$(22,022,533)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	19,114,365	2,667,717	6,223,917	(513,882)	27,763,395
Net change in unrealized gain (loss) on investments	(58,199,451)	(5,533,043)	(1,250,052)	(724,538)	(13,147,161)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(70,345,190)	(4,800,364)	2,340,233	(1,285,166)	(7,406,299)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	21,687,814	8,997,088	11,620,303	60,930	18,424
Annuity payments	(1,361,318)	(107,983)	(48,252)	(30,889)	(134,931)
Surrenders, withdrawals and death benefits	(110,697,384)	(9,631,948)	(10,402,438)	(842,451)	(65,385,166)
Net transfers between other subaccounts
or fixed rate option	(178,308,203)	37,827,130	8,958,055	(150,585)	2,029,704,053
Other charges	(16,921,533)	(932,754)	(2,534,901)	(26,803)	(14,740,999)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(285,600,624)	36,151,533	7,592,767	(989,798)	1,949,461,381

TOTAL INCREASE (DECREASE) IN NET ASSETS	(355,945,814)	31,351,169	9,933,000	(2,274,964)	1,942,055,082

NET ASSETS
Beginning of period	2,043,440,509	90,248,009	201,218,906	8,082,662	727,546,291
End of period	$1,687,494,695	$121,599,178	$211,151,906	$5,807,698	$2,669,601,373

Beginning units	178,575,778	8,001,718	17,911,676	594,550	54,969,670
Units issued	35,251,274	8,157,919	6,711,748	60,972	446,902,074
Units redeemed	(60,716,970)	(4,699,745)	(6,278,570)	(136,177)	(292,104,557)
Ending units	153,110,082	11,459,892	18,344,854	519,345	209,767,187

The accompanying notes are an integral part of these financial statements.
A 71

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(9,594,626)	$(1,460,439)	$(288,284)	$(1,397,152)	$(3,392,678)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,597,302	1,220,128	56,535	4,637,216	(9,023,046)
Net change in unrealized gain (loss) on investments	(1,304,915)	(556,666)	106,299	(5,128,085)	(27,779,366)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(3,302,239)	(796,977)	(125,450)	(1,888,021)	(40,195,090)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	15,663,726	3,322	564	3,331,372	2,622,421
Annuity payments	(32,338)	(75,049)	—	(26,561)	(17,788)
Surrenders, withdrawals and death benefits	(34,123,378)	(9,103,178)	(1,017,817)	(5,219,845)	(9,546,629)
Net transfers between other subaccounts
or fixed rate option	40,103,902	866,304	1,252,484	(9,894,517)	(5,791,708)
Other charges	(5,193,807)	(42,184)	(5,690)	(760,067)	(1,984,933)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	16,418,105	(8,350,785)	229,541	(12,569,618)	(14,718,637)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,115,866	(9,147,762)	104,091	(14,457,639)	(54,913,727)

NET ASSETS
Beginning of period	536,794,327	75,795,993	13,782,612	88,155,577	215,174,460
End of period	$549,910,193	$66,648,231	$13,886,703	$73,697,938	$160,260,733

Beginning units	45,409,933	6,472,657	1,127,369	5,836,926	22,066,237
Units issued	23,810,448	1,709,248	398,470	1,962,076	11,660,298
Units redeemed	(22,503,768)	(2,416,712)	(374,335)	(2,819,925)	(13,682,805)
Ending units	46,716,613	5,765,193	1,151,504	4,979,077	20,043,730

The accompanying notes are an integral part of these financial statements.
A 72

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Goldman Sachs Small-Cap Value Portfolio	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(5,055,656)	$(63,133,546)	$(56,587,576)	$(36,024,083)	$(31,763,951)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	18,832,620	75,384,666	64,792,146	50,740,745	43,877,298
Net change in unrealized gain (loss) on investments	(36,238,525)	(138,288,597)	(78,850,148)	(76,070,713)	(62,692,428)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(22,461,561)	(126,037,477)	(70,645,578)	(61,354,051)	(50,579,081)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	11,857,569	205,464,880	208,910,981	135,568,538	87,247,046
Annuity payments	(42,719)	(387,429)	(544,657)	(91,425)	(75,909)
Surrenders, withdrawals and death benefits	(16,678,284)	(118,441,994)	(113,564,958)	(63,878,682)	(66,674,863)
Net transfers between other subaccounts
or fixed rate option	(18,359,913)	2,093,179,057	536,479,590	(80,429,773)	(153,107,815)
Other charges	(2,791,538)	(41,298,598)	(38,856,135)	(23,847,262)	(21,575,281)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(26,014,885)	2,138,515,916	592,424,821	(32,678,604)	(154,186,822)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(48,476,446)	2,012,478,439	521,779,243	(94,032,655)	(204,765,903)

NET ASSETS
Beginning of period	322,406,761	3,390,731,550	3,451,524,915	2,240,418,989	2,047,499,900
End of period	$273,930,315	$5,403,209,989	$3,973,304,158	$2,146,386,334	$1,842,733,997

Beginning units	17,426,498	242,326,082	273,990,007	162,234,524	168,111,535
Units issued	6,074,942	201,789,698	95,290,728	23,072,009	23,429,843
Units redeemed	(7,493,972)	(46,129,596)	(43,997,341)	(24,332,499)	(35,526,273)
Ending units	16,007,468	397,986,184	325,283,394	160,974,034	156,015,105

The accompanying notes are an integral part of these financial statements.
A 73

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	ProFund VP Consumer Services	ProFund VP Consumer Goods Portfolio	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(6,762)	$(1,298)	$(9,251)	$(30,405)	$(3,718)
Capital gains distributions received	71,304	—	—	—	—
Net realized gain (loss) on shares redeemed	13,967	34,327	87,997	234,186	37,004
Net change in unrealized gain (loss) on investments	(68,586)	(23,284)	(107,353)	(133,151)	(49,263)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	9,923	9,745	(28,607)	70,630	(15,977)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	10,360	54,970	17,277	73,458	17,515
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(78,113)	(11,512)	(32,710)	(157,543)	(43,438)
Net transfers between other subaccounts
or fixed rate option	224,042	22,354	(150,330)	136,434	(57,338)
Other charges	(4,275)	(2,222)	(6,317)	(17,646)	(2,670)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	152,014	63,590	(172,080)	34,703	(85,931)

TOTAL INCREASE (DECREASE) IN NET ASSETS	161,937	73,335	(200,687)	105,333	(101,908)

NET ASSETS
Beginning of period	393,123	366,074	917,036	2,194,481	376,001
End of period	$555,060	$439,409	$716,349	$2,299,814	$274,093

Beginning units	18,888	21,057	86,071	103,906	25,489
Units issued	17,578	26,026	39,750	51,066	5,090
Units redeemed	(11,125)	(22,640)	(55,711)	(49,969)	(11,579)
Ending units	25,341	24,443	70,110	105,003	19,000

The accompanying notes are an integral part of these financial statements.
A 74

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(10,290)	$(6,546)	$(5,425)	$(7,940)	$(6,476)
Capital gains distributions received	113,134	25,233	—	103,006	32,600
Net realized gain (loss) on shares redeemed	(24,194)	50,624	54,105	(17,879)	(35,771)
Net change in unrealized gain (loss) on investments	(120,770)	(96,619)	(64,894)	(74,581)	(49,329)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(42,120)	(27,308)	(16,214)	2,606	(58,976)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	11,461	34,720	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(33,061)	(32,380)	(23,589)	(79,199)	(29,068)
Net transfers between other subaccounts
or fixed rate option	115,224	(96,310)	(128,571)	(137,295)	39,544
Other charges	(6,214)	(4,745)	(4,047)	(4,267)	(4,095)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	75,949	(133,435)	(144,746)	(186,041)	6,381

TOTAL INCREASE (DECREASE) IN NET ASSETS	33,829	(160,743)	(160,960)	(183,435)	(52,595)

NET ASSETS
Beginning of period	541,605	504,823	692,793	757,344	261,568
End of period	$575,434	$344,080	$531,833	$573,909	$208,973

Beginning units	34,119	32,125	51,205	43,337	16,273
Units issued	38,569	25,766	33,168	22,539	49,776
Units redeemed	(36,099)	(33,274)	(44,635)	(32,943)	(51,631)
Ending units	36,589	24,617	39,738	32,933	14,418

The accompanying notes are an integral part of these financial statements.
A 75

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	ProFund VP Telecommunications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Boston Partners Large-Cap Value Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$251	$5,980	$(18,025)	$(5,174)	$(1,455,451)
Capital gains distributions received	—	2,963	—	—	—
Net realized gain (loss) on shares redeemed	(49)	55,615	214,961	136,572	5,082,633
Net change in unrealized gain (loss) on investments	(571)	(125,509)	(165,024)	(226,697)	(9,425,711)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(369)	(60,951)	31,912	(95,299)	(5,798,529)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	53,877	57,390	71,180	1,242,391
Annuity payments	—	—	—	—	(2,521)
Surrenders, withdrawals and death benefits	(10,200)	(30,536)	(55,416)	(50,623)	(3,056,520)
Net transfers between other subaccounts
or fixed rate option	15,910	(134,642)	(745,932)	(402,684)	(6,950,586)
Other charges	(764)	(5,018)	(10,552)	(7,939)	(757,603)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,946	(116,319)	(754,510)	(390,066)	(9,524,839)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,577	(177,270)	(722,598)	(485,365)	(15,323,368)

NET ASSETS
Beginning of period	97,363	820,750	1,831,986	1,541,902	93,045,505
End of period	$101,940	$643,480	$1,109,388	$1,056,537	$77,722,137

Beginning units	8,571	54,742	114,837	118,810	6,071,839
Units issued	4,367	23,859	29,252	26,957	1,562,564
Units redeemed	(4,446)	(33,290)	(76,822)	(60,917)	(2,211,232)
Ending units	8,492	45,311	67,267	84,850	5,423,171

The accompanying notes are an integral part of these financial statements.
A 76

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2020	AST Bond Portfolio 2017	AST Bond Portfolio 2021	Wells Fargo VT International Equity Portfolio (Class 1)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(2,595,570)	$(523,186)	$(1,516,622)	$(2,117,531)	$10,127
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	10,250,016	635,932	817,718	3,124,383	15,084
Net change in unrealized gain (loss) on investments	4,051,015	(189,381)	(702,208)	(1,020,664)	(11,827)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	11,705,461	(76,635)	(1,401,112)	(13,812)	13,384

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	13,567,301	289	—	1,482	—
Annuity payments	(40,639)	—	—	—	—
Surrenders, withdrawals and death benefits	(10,538,041)	(3,666,397)	(10,120,160)	(8,612,340)	(99,858)
Net transfers between other subaccounts
or fixed rate option	26,247,922	3,938,269	12,420,685	3,586,637	(59,441)
Other charges	(1,484,236)	(9,098)	(41,213)	(53,303)	(1,008)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	27,752,307	263,063	2,259,312	(5,077,524)	(160,307)

TOTAL INCREASE (DECREASE) IN NET ASSETS	39,457,768	186,428	858,200	(5,091,336)	(146,923)

NET ASSETS
Beginning of period	136,715,045	26,327,304	73,049,516	100,683,250	454,330
End of period	$176,172,813	$26,513,732	$73,907,716	$95,591,914	$307,407

Beginning units	7,910,969	2,158,811	6,505,236	8,022,325	29,874
Units issued	5,840,357	2,028,299	3,367,997	6,043,189	451
Units redeemed	(4,347,553)	(2,003,434)	(3,162,756)	(6,398,239)	(10,336)
Ending units	9,403,773	2,183,676	6,710,477	7,667,275	19,989

The accompanying notes are an integral part of these financial statements.
A 77

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Wells Fargo VT Omega Growth Portfolio (Class 1)	Wells Fargo VT Small Cap Growth Portfolio (Class 1)	Wells Fargo VT Small Cap Value Portfolio	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(16,666)	$(7,441)	$(10,330)	$(1,311,941)	$(10,673,164)
Capital gains distributions received	173,503	52,692	—	—	—
Net realized gain (loss) on shares redeemed	13,309	18,839	34,794	1,555,582	4,747,150
Net change in unrealized gain (loss) on investments	(171,841)	(76,597)	(143,175)	(273,163)	(7,070,690)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,695)	(12,507)	(118,711)	(29,522)	(12,996,704)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	56	—	40	7,695	238,360,936
Annuity payments	—	—	—	(29,650)	(119,631)
Surrenders, withdrawals and death benefits	(170,074)	(22,086)	(127,914)	(5,633,711)	(61,789,757)
Net transfers between other subaccounts
or fixed rate option	(12,478)	(16,108)	58,009	29,287,497	29,701,693
Other charges	(2,994)	(522)	(2,161)	(37,724)	(463,305)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(185,490)	(38,716)	(72,026)	23,594,107	205,689,936

TOTAL INCREASE (DECREASE) IN NET ASSETS	(187,185)	(51,223)	(190,737)	23,564,585	192,693,232

NET ASSETS
Beginning of period	1,026,985	445,017	996,636	48,234,103	545,768,652
End of period	$839,800	$393,794	$805,899	$71,798,688	$738,461,884

Beginning units	333,847	25,406	70,612	4,100,728	43,953,498
Units issued	99,411	1,972	10,047	6,639,506	23,520,343
Units redeemed	(159,379)	(3,885)	(15,855)	(4,628,981)	(6,890,265)
Ending units	273,879	23,493	64,804	6,111,253	60,583,576

The accompanying notes are an integral part of these financial statements.
A 78

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(29,889,432)	$(20,628)	$(2,847,570)	$(631,811)	$(7,946,335)
Capital gains distributions received	—	159,257	—	—	—
Net realized gain (loss) on shares redeemed	27,185,893	49,023	1,705,673	8,235,527	8,914,447
Net change in unrealized gain (loss) on investments	(83,972,154)	(255,309)	(2,565,954)	(7,050,635)	(16,453,296)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(86,675,693)	(67,657)	(3,707,851)	553,081	(15,485,184)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	137,945,689	13,838	16,394,149	—	63,855,838
Annuity payments	(1,356,192)	—	(39,340)	—	(109,400)
Surrenders, withdrawals and death benefits	(78,293,201)	(47,599)	(15,749,838)	(1,134,242)	(14,261,072)
Net transfers between other subaccounts
or fixed rate option	(34,932,535)	(36,869)	25,760,608	(84,781,568)	(12,376,671)
Other charges	(17,187,625)	(2,256)	(2,323,418)	(9,111)	(5,772,740)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	6,176,136	(72,886)	24,042,161	(85,924,921)	31,335,955

TOTAL INCREASE (DECREASE) IN NET ASSETS	(80,499,557)	(140,543)	20,334,310	(85,371,840)	15,850,771

NET ASSETS
Beginning of period	1,852,566,117	1,586,308	194,170,722	94,025,241	491,761,756
End of period	$1,772,066,560	$1,445,765	$214,505,032	$8,653,401	$507,612,527

Beginning units	163,477,249	92,946	18,101,692	9,385,875	39,863,759
Units issued	25,922,337	39,203	12,670,506	238,606	11,446,190
Units redeemed	(25,477,693)	(43,446)	(10,442,670)	(8,770,634)	(8,825,270)
Ending units	163,921,893	88,703	20,329,528	853,847	42,484,679

The accompanying notes are an integral part of these financial statements.
A 79

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(34,986)	$(611,532)	$(359,463)	$(37,636)	$(992,622)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(33,923)	945,434	3,973,575	(216,132)	1,099,376
Net change in unrealized gain (loss) on investments	(72,298)	(1,364,742)	(3,289,030)	(588,570)	(3,671,991)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(141,207)	(1,030,840)	325,082	(842,338)	(3,565,237)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,692,653	5,802,464	1,262	2,353,382	6,063,961
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,155,726)	(3,219,647)	(1,395,222)	(1,101,243)	(4,838,507)
Net transfers between other subaccounts
or fixed rate option	312,265	16,353,656	(51,236,335)	1,270,146	5,008,242
Other charges	(8,967)	(320,407)	(7,802)	(7,775)	(526,097)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	840,225	18,616,066	(52,638,097)	2,514,510	5,707,599

TOTAL INCREASE (DECREASE) IN NET ASSETS	699,018	17,585,226	(52,313,015)	1,672,172	2,142,362

NET ASSETS
Beginning of period	2,477,276	32,564,640	55,944,901	2,022,877	53,805,106
End of period	$3,176,294	$50,149,866	$3,631,886	$3,695,049	$55,947,468

Beginning units	263,440	2,236,302	5,709,998	208,732	4,131,841
Units issued	276,746	2,782,114	1,213,284	468,302	3,844,444
Units redeemed	(190,041)	(1,467,078)	(6,555,545)	(223,147)	(3,446,244)
Ending units	350,145	3,551,338	367,737	453,887	4,530,041

The accompanying notes are an integral part of these financial statements.
A 80

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST QMA Emerging Markets Equity Portfolio	AST Multi-Sector Fixed Income Portfolio	AST BlackRock iShares ETF Portfolio	AST Defensive Asset Allocation Portfolio	AST AQR Large-Cap Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(31,454)	$(61,890,176)	$(3,450,487)	$(3,647,940)	$(66,634)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(55,675)	(7,182)	786,869	1,410,862	61,396
Net change in unrealized gain (loss) on investments	(517,853)	(116,825,779)	(1,296,693)	(2,090,367)	5,403
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(604,982)	(178,723,137)	(3,960,311)	(4,327,445)	165

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,177,462	1,956,908,963	53,301,615	50,444,424	3,966,393
Annuity payments	—	(113,745)	—	(14,592)	—
Surrenders, withdrawals and death benefits	(1,004,507)	(148,700,497)	(6,296,339)	(13,315,131)	(917,740)
Net transfers between other subaccounts
or fixed rate option	800,443	16,985,861	17,974,249	78,133,372	1,119,546
Other charges	(7,732)	(418,963)	(2,633,190)	(2,556,671)	(10,905)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,965,666	1,824,661,619	62,346,335	112,691,402	4,157,294

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,360,684	1,645,938,482	58,386,024	108,363,957	4,157,459

NET ASSETS
Beginning of period	1,638,694	2,421,325,512	187,269,716	177,915,933	2,526,772
End of period	$2,999,378	$4,067,263,994	$245,655,740	$286,279,890	$6,684,231

Beginning units	174,766	233,396,995	17,481,322	17,738,989	199,303
Units issued	505,761	202,285,327	9,913,247	23,396,596	476,338
Units redeemed	(293,063)	(23,377,559)	(4,181,474)	(12,102,519)	(154,643)
Ending units	387,464	412,304,763	23,213,095	29,033,066	520,998

The accompanying notes are an integral part of these financial statements.
A 81

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(40,808)	$(3,296,961)	$(6,149,930)	$(68,680)	$(114,936)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	73,372	3,114,969	(144,441)	(70,075)	(90,616)
Net change in unrealized gain (loss) on investments	(41,603)	2,137,146	1,582,376	(373,032)	(437,487)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(9,039)	1,955,154	(4,711,995)	(511,787)	(643,039)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,616,364	94,315	223,700,786	16,534,177	20,245,565
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,459,901)	(10,668,940)	(4,993,934)	(6,442,346)	(9,659,420)
Net transfers between other subaccounts
or fixed rate option	1,162,960	185,101,752	33,342,037	2,498,073	5,363,936
Other charges	(12,568)	(73,907)	(5,327,834)	(57,336)	(104,307)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,306,855	174,453,220	246,721,055	12,532,568	15,845,774

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,297,816	176,408,374	242,009,060	12,020,781	15,202,735

NET ASSETS
Beginning of period	2,452,958	30,229,896	285,796,937	3,753,353	8,118,394
End of period	$5,750,774	$206,638,270	$527,805,997	$15,774,134	$23,321,129

Beginning units	197,046	2,681,111	27,150,543	366,409	784,123
Units issued	463,933	31,905,147	26,972,103	1,968,742	2,699,630
Units redeemed	(214,595)	(16,200,303)	(3,991,779)	(771,716)	(1,209,059)
Ending units	446,384	18,385,955	50,130,867	1,563,435	2,274,694

The accompanying notes are an integral part of these financial statements.
A 82

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Prudential Flexible Multi-Strategy Portfolio	AST BlackRock Multi-Asset Income Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(131,713)	$(104,388)	$(37,019)	$(38,938)	$(73,615)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(33,895)	(235,728)	(50,951)	(24,498)	(43,567)
Net change in unrealized gain (loss) on investments	(709,947)	(678,008)	(302,903)	(281,234)	(223,593)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(875,555)	(1,018,124)	(390,873)	(344,670)	(340,775)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	40,062,588	19,562,130	12,329,146	11,088,438	15,989,448
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(14,335,122)	(9,134,734)	(4,409,034)	(3,874,395)	(5,892,167)
Net transfers between other subaccounts
or fixed rate option	5,280,995	2,690,188	1,248,337	830,125	1,381,242
Other charges	(104,942)	(94,849)	(29,238)	(31,705)	(62,031)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	30,903,519	13,022,735	9,139,211	8,012,463	11,416,492

TOTAL INCREASE (DECREASE) IN NET ASSETS	30,027,964	12,004,611	8,748,338	7,667,793	11,075,717

NET ASSETS
Beginning of period	5,103,017	7,530,268	1,746,156	2,585,806	4,355,800
End of period	$35,130,981	$19,534,879	$10,494,494	$10,253,599	$15,431,517

Beginning units	483,991	755,686	180,215	251,326	434,449
Units issued	4,612,868	2,490,673	1,507,133	1,259,309	1,984,632
Units redeemed	(1,722,397)	(1,198,525)	(560,115)	(493,359)	(845,260)
Ending units	3,374,462	2,047,834	1,127,233	1,017,276	1,573,821

The accompanying notes are an integral part of these financial statements.
A 83

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio	AST Goldman Sachs Strategic Income Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/2/2015*
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(3,203)	$(8,971)	$(13,811)	$(595,036)	$(333,005)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(14,690)	(60,085)	(19,037)	(12,407)	302,578
Net change in unrealized gain (loss) on investments	5,986	(163,970)	(28,863)	(1,459,868)	349,326
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(11,907)	(233,026)	(61,711)	(2,067,311)	318,899

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	583,427	1,920,537	2,734,803	59,856,525	10,595
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(311,621)	(1,038,636)	(1,735,301)	(246,444)	(1,121,067)
Net transfers between other subaccounts
or fixed rate option	67,117	401,642	438,985	9,596,853	26,834,492
Other charges	(2,939)	(7,816)	(12,013)	(445,978)	(1,123)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	335,984	1,275,727	1,426,474	68,760,956	25,722,897

TOTAL INCREASE (DECREASE) IN NET ASSETS	324,077	1,042,701	1,364,763	66,693,645	26,041,796

NET ASSETS
Beginning of period	318,258	933,505	1,248,297	4,452,161	—
End of period	$642,335	$1,976,206	$2,613,060	$71,145,806	$26,041,796

Beginning units	32,777	89,684	128,291	447,810	—
Units issued	98,268	291,915	409,538	7,424,822	4,771,701
Units redeemed	(60,518)	(168,798)	(261,525)	(542,915)	(2,145,565)
Ending units	70,527	212,801	276,304	7,329,717	2,626,136

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 84

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio
	7/13/2015*	7/13/2015*	7/13/2015*	7/13/2015*	7/13/2015*
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(383)	$(260)	$(348)	$(286)	$(748)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	42	(1)	(1,253)	1	(639)
Net change in unrealized gain (loss) on investments	(1,412)	(406)	(5,246)	(478)	(7,666)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,753)	(667)	(6,847)	(763)	(9,053)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	334,662	207,035	251,132	280,141	504,667
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(11,996)	(19,728)	(123,467)	(8,661)	(186,831)
Net transfers between other subaccounts
or fixed rate option	32,830	81,723	142,051	31,082	260,875
Other charges	(43)	(122)	(156)	(97)	(354)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	355,453	268,908	269,560	302,465	578,357

TOTAL INCREASE (DECREASE) IN NET ASSETS	353,700	268,241	262,713	301,702	569,304

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$353,700	$268,241	$262,713	$301,702	$569,304

Beginning units	—	—	—	—	—
Units issued	37,049	29,675	40,595	31,551	85,507
Units redeemed	(1,804)	(3,129)	(12,775)	(1,659)	(26,012)
Ending units	35,245	26,546	27,820	29,892	59,495

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 85

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio
	7/13/2015*	7/13/2015*	7/13/2015*	7/13/2015*	7/13/2015*
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(558)	$(597)	$(921)	$(315)	$(1,449)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(1,818)	(90)	(363)	35	(976)
Net change in unrealized gain (loss) on investments	(5,329)	(5,521)	(10,633)	(1,740)	(28,884)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(7,705)	(6,208)	(11,917)	(2,020)	(31,309)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	361,627	590,803	939,021	355,262	1,220,802
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(64,962)	(33,928)	(35,970)	(38,238)	(75,680)
Net transfers between other subaccounts
or fixed rate option	184,612	136,271	77,327	81,007	605,882
Other charges	(464)	(222)	(205)	(157)	(255)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	480,813	692,924	980,173	397,874	1,750,749

TOTAL INCREASE (DECREASE) IN NET ASSETS	473,108	686,716	968,256	395,854	1,719,440

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$473,108	$686,716	$968,256	$395,854	$1,719,440

Beginning units	—	—	—	—	—
Units issued	58,567	80,854	103,970	44,557	189,602
Units redeemed	(8,566)	(7,690)	(4,154)	(3,908)	(11,156)
Ending units	50,001	73,164	99,816	40,649	178,446

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 86

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST IVY Asset Strategy Portfolio	Blackrock Global Allocation V.I. Fund (Class 3)	JP Morgan Insurance Trust Income Builder Portfolio (Class 2)
	7/13/2015*	8/24/2015*	8/24/2015*
	to	to	to
	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(1,444)	$30,601	$22,590
Capital gains distributions received	—	276,727	1,136
Net realized gain (loss) on shares redeemed	(3,041)	(127)	(58)
Net change in unrealized gain (loss) on investments	(22,170)	(339,590)	(32,415)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(26,655)	(32,389)	(8,747)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,253,836	5,327,359	1,098,099
Annuity payments	—	—	—
Surrenders, withdrawals and death benefits	(48,859)	(28,415)	(5,217)
Net transfers between other subaccounts
or fixed rate option	275,300	275,780	134,041
Other charges	(246)	(742)	(165)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,480,031	5,573,982	1,226,758

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,453,376	5,541,593	1,218,011

NET ASSETS
Beginning of period	—	—	—
End of period	$1,453,376	$5,541,593	$1,218,011

Beginning units	—	—	—
Units issued	167,224	560,448	126,996
Units redeemed	(8,766)	(4,491)	(5,046)
Ending units	158,458	555,957	121,950

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 87

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
December 31, 2016

Note 1: General

Pruco Life Flexible Premium Variable Annuity Account (the “Account”) was established under the laws of the State of Arizona on June 16, 1995 as a separate investment account of Pruco Life Insurance Company (“Pruco Life”), which is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life. Proceeds from purchases of the variable annuity contracts listed below, are invested in the Account (individually, the “Contract” and collectively, the “Contracts”). The portion of the Account’s assets applicable to the Contracts is not chargeable with liabilities arising out of any other business Pruco Life may conduct.

Strategic Partners Variable Annuity One	Discovery Select
Strategic Partners Variable Annuity One 3	Discovery Choice
Strategic Partners Select	Prudential Premier B, L, X Series
Strategic Partners Advisor	Prudential Premier Bb Series
Strategic Partners Plus	Prudential Premier Retirement X, B, L, C Series
Strategic Partners Plus 3	Prudential Premier Advisor Variable Annuity
Strategic Partners FlexElite	Prudential Premier Retirement Variable Annuity
Strategic Partners FlexElite 2	Prudential Defined Income Annuity
Discovery Preferred	Prudential Premier Investment Variable Annuity B, C Series

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the Contracts. The Contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by Contract.

The corresponding subaccount names are as follows:

Prudential Government Money Market Portfolio (formerly	AB VPS Large Cap Growth Portfolio (Class B)
Prudential Money Market Portfolio)	Prudential SP Small Cap Value Portfolio (Class I)
Prudential Diversified Bond Portfolio	Janus Aspen Janus Portfolio (Service Shares)
Prudential Equity Portfolio (Class I)	SP Prudential U.S. Emerging Growth Portfolio (Class I)
Prudential Flexible Managed Portfolio	Prudential SP International Growth Portfolio (Class I)
Prudential Conservative Balanced Portfolio	AST Goldman Sachs Large-Cap Value Portfolio
Prudential Value Portfolio (Class I)	AST Cohen & Steers Realty Portfolio
Prudential High Yield Bond Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
Prudential Natural Resources Portfolio (Class I)	AST Value Equity Portfolio (formerly AST Herndon
Prudential Stock Index Portfolio	Large-Cap Value Portfolio)
Prudential Global Portfolio	AST High Yield Portfolio
Prudential Jennison Portfolio (Class I)	AST Small-Cap Growth Opportunities Portfolio
Prudential Small Capitalization Stock Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio (formerly AST
T. Rowe Price International Stock Portfolio	Mid-Cap Value Portfolio)
T. Rowe Price Equity Income Portfolio (Equity Income Class)	AST Small-Cap Value Portfolio
Invesco V.I. Core Equity Fund (Series I)	AST Goldman Sachs Mid-Cap Growth Portfolio
Janus Aspen Janus Portfolio (Institutional Shares)	AST Hotchkis & Wiley Large-Cap Value Portfolio (formerly
Janus Aspen Overseas Portfolio (Institutional Shares)	AST Large-Cap Value Portfolio)
MFS Research Series (Initial Class)	AST Lord Abbett Core Fixed Income Portfolio
MFS Growth Series (Initial Class)	AST Loomis Sayles Large-Cap Growth Portfolio
American Century VP Value Fund (Class I)	AST MFS Growth Portfolio
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
Prudential Jennison 20/20 Focus Portfolio (Class I)	AST BlackRock Low Duration Bond Portfolio
Davis Value Portfolio	AST QMA US Equity Alpha Portfolio

A 88

Note 1:	General (continued)

AST T. Rowe Price Natural Resources Portfolio	Wells Fargo VT Omega Growth Portfolio (Class 1)
AST T. Rowe Price Asset Allocation Portfolio	Wells Fargo VT Small Cap Growth Portfolio (Class 1)
AST MFS Global Equity Portfolio	Wells Fargo VT Small Cap Value Portfolio **
AST J.P. Morgan International Equity Portfolio	AST Bond Portfolio 2022
AST Templeton Global Bond Portfolio	AST Quantitative Modeling Portfolio
AST Wellington Management Hedged Equity Portfolio	AST BlackRock Global Strategies Portfolio
AST Capital Growth Asset Allocation Portfolio	Wells Fargo VT Opportunity Fund (Class 1)
AST Academic Strategies Asset Allocation Portfolio	AST Prudential Core Bond Portfolio
AST Balanced Asset Allocation Portfolio	AST Bond Portfolio 2023
AST Preservation Asset Allocation Portfolio	AST New Discovery Asset Allocation Portfolio
AST FI Pyramis Quantitative Portfolio	AST Western Asset Emerging Markets Debt Portfolio
AST Prudential Growth Allocation Portfolio	AST MFS Large-Cap Value Portfolio
AST Advanced Strategies Portfolio	AST Bond Portfolio 2024
AST T. Rowe Price Large-Cap Growth Portfolio	AST AQR Emerging Markets Equity Portfolio
AST Government Money Market Portfolio (formerly AST	AST ClearBridge Dividend Growth Portfolio
Money Market Portfolio)	AST QMA Emerging Markets Equity Portfolio
AST Small-Cap Growth Portfolio	AST Multi-Sector Fixed Income Portfolio
AST BlackRock/Loomis Sayles Bond Portfolio	AST BlackRock iShares ETF Portfolio
AST International Value Portfolio	AST Defensive Asset Allocation Portfolio
AST International Growth Portfolio	AST AQR Large-Cap Portfolio
NVIT Developing Markets Fund **	AST QMA Large-Cap Portfolio
AST Investment Grade Bond Portfolio	AST Bond Portfolio 2025
AST Western Asset Core Plus Bond Portfolio	AST T. Rowe Price Growth Opportunities Portfolio
AST Bond Portfolio 2018	AST Goldman Sachs Global Growth Allocation Portfolio
AST Bond Portfolio 2019	AST T. Rowe Price Diversified Real Growth Portfolio
AST Global Real Estate Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
AST Parametric Emerging Markets Equity Portfolio	AST BlackRock Multi-Asset Income Portfolio
AST Goldman Sachs Small-Cap Value Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio
AST Schroders Global Tactical Portfolio	AST Managed Equity Portfolio
AST RCM World Trends Portfolio	AST Managed Fixed Income Portfolio
AST J.P. Morgan Global Thematic Portfolio	AST FQ Absolute Return Currency Portfolio
AST Goldman Sachs Multi-Asset Portfolio	AST Jennison Global Infrastructure Portfolio
ProFund VP Consumer Services	AST Goldman Sachs Strategic Income Portfolio
ProFund VP Consumer Goods Portfolio	AST Legg Mason Diversified Growth Portfolio
ProFund VP Financials	AST Bond Portfolio 2026
ProFund VP Health Care	AST AB Global Bond Portfolio
ProFund VP Industrials	AST Goldman Sachs Global Income Portfolio
ProFund VP Mid-Cap Growth	AST Morgan Stanley Multi-Asset Portfolio
ProFund VP Mid-Cap Value	AST Wellington Management Global Bond Portfolio
ProFund VP Real Estate	AST Neuberger Berman Long/Short Portfolio
ProFund VP Small-Cap Growth	AST Wellington Management Real Total Return Portfolio
ProFund VP Small-Cap Value	AST QMA International Core Equity Portfolio
ProFund VP Telecommunications	AST Managed Alternatives Portfolio
ProFund VP Utilities	AST Emerging Managers Diversified Portfolio
ProFund VP Large-Cap Growth	AST Columbia Adaptive Risk Allocation Portfolio
ProFund VP Large-Cap Value	AST IVY Asset Strategy Portfolio **
AST Boston Partners Large-Cap Value Portfolio	Blackrock Global Allocation V.I. Fund (Class 3)
AST Jennison Large-Cap Growth Portfolio	JP Morgan Insurance Trust Income Builder Portfolio (Class 2)
AST Bond Portfolio 2020	AST Bond Portfolio 2016 *
AST Bond Portfolio 2017	AST Bond Portfolio 2027
AST Bond Portfolio 2021	NVIT Emerging Markets Fund (Class D)
Wells Fargo VT International Equity Portfolio (Class 1)
________

*	Subaccount was available for investment but had no assets as of December 31, 2016, and had no activity during 2016.

**	Subaccount was no longer available for investment at December 31, 2016.

A 89

Note 1:	General (continued)

The following table sets forth the dates at which mergers took place in the Account. The transfers from the removed subaccounts to the surviving subaccounts for the period ended December 31, 2016 are reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
April 29, 2016	Wells Fargo VT Small Cap Value Portfolio	Prudential Government Money Market Portfolio
June 24, 2016	AST IVY Asset Strategy Portfolio	AST Government Money Market Portfolio
August 5, 2016	NVIT Developing Markets Fund	NVIT Emerging Markets Fund (Class D)

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

Note 2: Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946-Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. Subsequent events have been evaluated through the date these financial statements were issued.
Investments-The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized gains (losses) on investments in the Statements of Operations of the applicable subaccount.
Security Transactions-Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon an average cost of the investment sold.
Dividend Income and Distributions Received-Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3:	Fair Value of Assets
Fair Value Measurements-Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1-Fair value is based on unadjusted quoted prices in active markets that the Account can access.
Level 2-Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3-Fair value is based on at least one or more significant unobservable inputs for the investment.

A 90

Note 3:	Fair Value of Assets (continued)

As of December 31, 2016, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open end mutual funds registered with the Securities and Exchange Commission, were considered Level 2.

Transfers between Fair Value Levels

During the period ended December 31, 2016, there were no transfers between fair value levels.

Note 4:	Taxes

Pruco Life is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:	Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the year ended December 31, 2016 were as follows:

	Purchases	Sales
Prudential Government Money Market Portfolio	$15,452,780	$26,324,426
Prudential Diversified Bond Portfolio	1,770,830	21,984,447
Prudential Equity Portfolio (Class I)	568,501	22,139,830
Prudential Flexible Managed Portfolio	80,806	1,944,541
Prudential Conservative Balanced Portfolio	80,834	2,479,108
Prudential Value Portfolio (Class I)	1,939,280	32,384,270
Prudential High Yield Bond Portfolio	2,305,059	26,115,244
Prudential Natural Resources Portfolio (Class I)	41,340	588,277
Prudential Stock Index Portfolio	5,053,435	39,148,677
Prudential Global Portfolio	603,342	7,026,499
Prudential Jennison Portfolio (Class I)	1,910,777	38,171,416
Prudential Small Capitalization Stock Portfolio	1,139,789	8,368,398
T. Rowe Price International Stock Portfolio	450,998	2,156,433
T. Rowe Price Equity Income Portfolio (Equity Income Class)	942,005	7,494,000
Invesco V.I. Core Equity Fund (Series I)	95,598	10,880,982
Janus Aspen Janus Portfolio (Institutional Shares)	548,827	8,091,344
Janus Aspen Overseas Portfolio (Institutional Shares)	365,783	6,212,828
MFS Research Series (Initial Class)	271,170	2,854,294
MFS Growth Series (Initial Class)	272,648	7,882,217
American Century VP Value Fund (Class I)	1,618,952	3,861,814
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	125,575	3,521,510
Prudential Jennison 20/20 Focus Portfolio (Class I)	132,694	6,882,699
Davis Value Portfolio	48,741	3,827,435
AB VPS Large Cap Growth Portfolio (Class B)	651,152	2,116,983
Prudential SP Small Cap Value Portfolio (Class I)	1,413,968	13,400,778
Janus Aspen Janus Portfolio (Service Shares)	113,406	1,525,947
SP Prudential U.S. Emerging Growth Portfolio (Class I)	1,282,388	14,163,854
Prudential SP International Growth Portfolio (Class I)	570,866	3,838,457
AST Goldman Sachs Large-Cap Value Portfolio	112,474,252	155,573,558
AST Cohen & Steers Realty Portfolio	86,731,500	84,166,222
AST J.P. Morgan Strategic Opportunities Portfolio	230,617,631	331,861,358
AST Value Equity Portfolio	35,447,735	44,005,115
AST High Yield Portfolio	76,886,379	69,674,012
AST Small-Cap Growth Opportunities Portfolio	50,452,223	66,382,175
AST WEDGE Capital Mid-Cap Value Portfolio	38,954,851	42,141,185
AST Small-Cap Value Portfolio	59,964,388	36,260,099

A 91

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
AST Goldman Sachs Mid-Cap Growth Portfolio	$151,047,032	$188,613,368
AST Hotchkis & Wiley Large-Cap Value Portfolio	98,881,812	115,094,403
AST Lord Abbett Core Fixed Income Portfolio	161,903,176	182,511,460
AST Loomis Sayles Large-Cap Growth Portfolio	119,992,060	115,083,315
AST MFS Growth Portfolio	44,353,373	38,039,498
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	119,779,369	93,392,090
AST BlackRock Low Duration Bond Portfolio	60,864,876	54,453,602
AST QMA US Equity Alpha Portfolio	78,235,275	57,160,953
AST T. Rowe Price Natural Resources Portfolio	110,652,086	111,849,031
AST T. Rowe Price Asset Allocation Portfolio	1,713,610,928	2,054,750,867
AST MFS Global Equity Portfolio	116,408,415	122,145,754
AST J.P. Morgan International Equity Portfolio	67,900,179	78,749,420
AST Templeton Global Bond Portfolio	47,168,764	53,172,459
AST Wellington Management Hedged Equity Portfolio	385,089,544	472,113,104
AST Capital Growth Asset Allocation Portfolio	1,540,042,288	1,646,300,464
AST Academic Strategies Asset Allocation Portfolio	877,575,713	1,194,012,160
AST Balanced Asset Allocation Portfolio	804,674,876	1,029,194,795
AST Preservation Asset Allocation Portfolio	376,426,074	643,214,441
AST FI Pyramis Quantitative Portfolio	648,511,926	694,484,203
AST Prudential Growth Allocation Portfolio	2,012,677,458	2,149,194,161
AST Advanced Strategies Portfolio	989,816,728	1,288,336,600
AST T. Rowe Price Large-Cap Growth Portfolio	187,961,151	219,913,647
AST Government Money Market Portfolio	374,901,658	382,513,499
AST Small-Cap Growth Portfolio	68,843,052	78,160,595
AST BlackRock/Loomis Sayles Bond Portfolio	363,157,802	492,196,604
AST International Value Portfolio	41,919,900	43,215,067
AST International Growth Portfolio	58,829,186	63,347,267
NVIT Developing Markets Fund	219,526	6,615,589
AST Investment Grade Bond Portfolio	15,608,146,061	15,578,718,371
AST Western Asset Core Plus Bond Portfolio	230,806,481	192,799,152
AST Bond Portfolio 2018	5,606,132	13,006,249
AST Bond Portfolio 2019	2,273,370	4,297,699
AST Global Real Estate Portfolio	28,605,371	29,852,097
AST Parametric Emerging Markets Equity Portfolio	88,170,950	91,619,769
AST Goldman Sachs Small-Cap Value Portfolio	95,366,490	114,613,275
AST Schroders Global Tactical Portfolio	1,385,037,653	1,794,835,239
AST RCM World Trends Portfolio	788,587,073	1,019,884,480
AST J.P. Morgan Global Thematic Portfolio	565,598,502	594,978,706
AST Goldman Sachs Multi-Asset Portfolio	419,357,012	524,845,939
ProFund VP Consumer Services	404,193	407,834
ProFund VP Consumer Goods Portfolio	818,135	377,635
ProFund VP Financials	529,882	496,375
ProFund VP Health Care	605,154	1,109,829
ProFund VP Industrials	211,515	126,445
ProFund VP Mid-Cap Growth	155,706	237,413
ProFund VP Mid-Cap Value	272,372	206,070
ProFund VP Real Estate	179,821	289,109
ProFund VP Small-Cap Growth	493,394	339,236
ProFund VP Small-Cap Value	149,110	167,901
ProFund VP Telecommunications	198,531	90,427
ProFund VP Utilities	422,018	353,987
ProFund VP Large-Cap Growth	274,236	410,139
ProFund VP Large-Cap Value	248,751	471,605
AST Boston Partners Large-Cap Value Portfolio	33,866,329	32,139,699
AST Jennison Large-Cap Growth Portfolio	64,004,275	72,037,224
AST Bond Portfolio 2020	6,452,408	14,865,827
AST Bond Portfolio 2017	18,744,934	23,135,912
A 92

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
AST Bond Portfolio 2021	$23,017,833	$44,219,336
Wells Fargo VT International Equity Portfolio (Class 1)	6,047	78,448
Wells Fargo VT Omega Growth Portfolio (Class 1)	15,068	108,220
Wells Fargo VT Small Cap Growth Portfolio (Class 1)	25,589	61,937
Wells Fargo VT Small Cap Value Portfolio	1,684	865,571
AST Bond Portfolio 2022	36,468,824	48,114,087
AST Quantitative Modeling Portfolio	139,335,290	62,122,819
AST BlackRock Global Strategies Portfolio	374,865,250	440,515,671
Wells Fargo VT Opportunity Fund (Class 1)	14,062	206,428
AST Prudential Core Bond Portfolio	113,025,984	85,712,553
AST Bond Portfolio 2023	9,154,174	4,835,272
AST New Discovery Asset Allocation Portfolio	207,235,770	204,345,807
AST Western Asset Emerging Markets Debt Portfolio	5,000,586	3,763,948
AST MFS Large-Cap Value Portfolio	78,788,790	24,735,488
AST Bond Portfolio 2024	245,670	1,738,541
AST AQR Emerging Markets Equity Portfolio	2,784,805	1,169,570
AST ClearBridge Dividend Growth Portfolio	71,544,830	26,587,547
AST QMA Emerging Markets Equity Portfolio	1,800,168	689,649
AST Multi-Sector Fixed Income Portfolio	2,493,883,837	19,894,650
AST BlackRock iShares ETF Portfolio	135,549,611	68,406,701
AST Defensive Asset Allocation Portfolio	223,544,921	144,337,048
AST AQR Large-Cap Portfolio	3,538,194	1,247,709
AST QMA Large-Cap Portfolio	3,821,138	1,750,878
AST Bond Portfolio 2025	14,173,735	225,163,322
AST T. Rowe Price Growth Opportunities Portfolio	405,524,360	187,804,593
AST Goldman Sachs Global Growth Allocation Portfolio	6,627,007	2,437,734
AST T. Rowe Price Diversified Real Growth Portfolio	13,843,551	4,178,106
AST Prudential Flexible Multi-Strategy Portfolio	18,815,356	4,954,869
AST BlackRock Multi-Asset Income Portfolio	12,007,858	3,550,736
AST Franklin Templeton K2 Global Absolute Return Portfolio	4,219,605	1,636,353
AST Managed Equity Portfolio	7,805,558	1,169,324
AST Managed Fixed Income Portfolio	10,585,226	3,131,255
AST FQ Absolute Return Currency Portfolio	2,999,298	772,242
AST Jennison Global Infrastructure Portfolio	1,424,887	555,385
AST Goldman Sachs Strategic Income Portfolio	1,924,050	467,473
AST Legg Mason Diversified Growth Portfolio	102,528,934	14,801,542
AST Bond Portfolio 2026	150,631,453	50,098,923
AST AB Global Bond Portfolio	1,452,499	379,221
AST Goldman Sachs Global Income Portfolio	714,126	196,947
AST Morgan Stanley Multi-Asset Portfolio	953,593	323,144
AST Wellington Management Global Bond Portfolio	1,240,308	127,469
AST Neuberger Berman Long/Short Portfolio	1,270,457	397,015
AST Wellington Management Real Total Return Portfolio	1,006,476	143,299
AST QMA International Core Equity Portfolio	1,315,611	236,825
AST Managed Alternatives Portfolio	3,195,612	373,375
AST Emerging Managers Diversified Portfolio	926,694	163,102
AST Columbia Adaptive Risk Allocation Portfolio	6,610,804	1,291,435
AST IVY Asset Strategy Portfolio	1,251,588	2,711,746
Blackrock Global Allocation V.I. Fund (Class 3)	17,165,197	2,670,886
JP Morgan Insurance Trust Income Builder Portfolio (Class 2)	4,889,743	733,740
AST Bond Portfolio 2027	171,954,228	29,191,524
NVIT Emerging Markets Fund (Class D)	6,460,957	566,974

Note 6:	Related Party Transactions
The Account has extensive transaction and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result

A 93

Note 6:	Related Party Transactions (continued)

from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping administrative and customer service functions.
The Prudential Series Fund has entered into a management agreement with Prudential Investments LLC (“PI”), and the Advanced Series Trust has entered into a management agreement with PI and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., Jennison Associates LLC, and Quantitative Management Associates LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.
The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.
The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.
Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.
Certain charges and fees for the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.
See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.
In 2016, Prudential Financial self-reported to the Securities and Exchange Commission and notified other regulators that in some cases Prudential Financial failed to maximize securities lending income for certain Portfolios of The Prudential Series Fund and the Advanced Series Trust due to a longstanding restriction benefiting Prudential Financial. In June 2016, Prudential Financial paid each of the affected Portfolios an amount of loss estimated by an independent consultant retained by the respective Boards of Trustees. The payment remains subject to regulatory review and Prudential Financial is cooperating with regulators in their review of this matter.

Note 7:	Financial Highlights

Pruco Life sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table was developed by determining which products offered by Pruco Life and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum Contract charges offered by Pruco Life as contract owners may not have selected all available and applicable Contract options.

A 94

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Government Money Market Portfolio
December 31, 2016	84,822	$0.90718	to	$9.73839	$96,411	0.09%		1.00%	to	2.00%	-1.92%	to	-0.90%
December 31, 2015	92,559	$0.92491	to	$9.82644	$107,185	0.00%	(1)	1.00%	to	2.10%	-2.06%	to	-0.99%
December 31, 2014	105,488	$0.94316	to	$9.92485	$123,830	0.00%	(1)	1.00%	to	2.10%	-2.06%	to	-0.99%
December 31, 2013	127,983	$0.96168	to	$10.02367	$150,930	0.00%	(1)	1.00%	to	2.10%	-2.05%	to	-0.99%
December 31, 2012	149,308	$0.98047	to	$10.12341	$177,543	0.01%		1.00%	to	2.10%	-2.05%	to	-0.98%

	Prudential Diversified Bond Portfolio
December 31, 2016	57,301	$2.12454	to	$2.59813	$148,549	0.00%		1.35%	to	1.65%	3.88%	to	4.19%
December 31, 2015	64,211	$2.04513	to	$2.49504	$159,894	0.00%		1.35%	to	1.65%	-1.88%	to	-1.59%
December 31, 2014	72,636	$2.08421	to	$2.53667	$183,884	1.13%		1.35%	to	1.65%	5.36%	to	5.67%
December 31, 2013	81,007	$1.97826	to	$2.40199	$194,199	3.94%		1.35%	to	1.65%	-2.33%	to	-2.05%
December 31, 2012	93,666	$2.02539	to	$2.45301	$229,314	4.39%		1.35%	to	1.65%	8.88%	to	9.20%

	Prudential Equity Portfolio (Class I)
December 31, 2016	55,260	$1.84115	to	$3.17936	$162,271	0.00%		1.35%	to	2.00%	1.74%	to	2.39%
December 31, 2015	62,095	$1.80347	to	$3.10651	$178,479	0.00%		1.35%	to	2.00%	0.35%	to	0.99%
December 31, 2014	71,107	$1.79101	to	$3.07736	$202,451	0.00%		1.35%	to	2.00%	5.59%	to	6.27%
December 31, 2013	79,925	$1.69020	to	$2.89713	$214,130	0.00%		1.35%	to	2.00%	30.92%	to	31.75%
December 31, 2012	90,862	$1.28661	to	$2.19998	$184,958	0.60%		1.35%	to	2.00%	11.45%	to	12.17%

	Prudential Flexible Managed Portfolio
December 31, 2016	3,816	$2.95532	to	$2.95532	$11,278	0.00%		1.40%	to	1.40%	7.02%	to	7.02%
December 31, 2015	4,417	$2.76140	to	$2.76140	$12,196	0.00%		1.40%	to	1.40%	-0.39%	to	-0.39%
December 31, 2014	5,009	$2.77211	to	$2.77211	$13,886	0.00%		1.40%	to	1.40%	9.52%	to	9.52%
December 31, 2013	5,642	$2.53115	to	$2.53115	$14,280	0.00%		1.40%	to	1.40%	18.48%	to	18.48%
December 31, 2012	6,313	$2.13628	to	$2.13628	$13,487	1.92%		1.40%	to	1.40%	11.80%	to	11.80%

	Prudential Conservative Balanced Portfolio
December 31, 2016	5,307	$2.69825	to	$2.69825	$14,319	0.00%		1.40%	to	1.40%	5.80%	to	5.80%
December 31, 2015	6,144	$2.55040	to	$2.55040	$15,669	0.00%		1.40%	to	1.40%	-0.99%	to	-0.99%
December 31, 2014	7,302	$2.57585	to	$2.57585	$18,808	0.00%		1.40%	to	1.40%	7.27%	to	7.27%
December 31, 2013	8,177	$2.40130	to	$2.40130	$19,636	0.00%		1.40%	to	1.40%	14.55%	to	14.55%
December 31, 2012	9,349	$2.09636	to	$2.09636	$19,598	2.09%		1.40%	to	1.40%	9.69%	to	9.69%

	Prudential Value Portfolio (Class I)
December 31, 2016	78,962	$1.98670	to	$4.02566	$231,803	0.00%		1.35%	to	2.00%	9.22%	to	9.92%
December 31, 2015	88,795	$1.81725	to	$3.66437	$238,364	0.00%		1.35%	to	2.00%	-10.00%	to	-9.42%
December 31, 2014	99,749	$2.01704	to	$4.04747	$296,461	0.00%		1.35%	to	2.00%	7.95%	to	8.63%
December 31, 2013	116,026	$1.86670	to	$3.72763	$316,368	0.00%		1.35%	to	2.00%	30.49%	to	31.32%
December 31, 2012	133,540	$1.42920	to	$2.83999	$276,927	0.98%		1.35%	to	2.00%	12.37%	to	13.09%

	Prudential High Yield Bond Portfolio
December 31, 2016	31,834	$2.29212	to	$16.10941	$148,803	6.44%		1.35%	to	2.00%	13.97%	to	14.69%
December 31, 2015	36,942	$2.00427	to	$14.05181	$150,113	6.16%		1.35%	to	2.00%	-4.36%	to	-3.74%
December 31, 2014	42,176	$2.08850	to	$14.60641	$178,309	5.99%		1.35%	to	2.00%	0.70%	to	1.35%
December 31, 2013	47,473	$2.06706	to	$14.41969	$201,311	6.32%		1.35%	to	2.00%	5.15%	to	5.81%
December 31, 2012	53,646	$1.95903	to	$13.63244	$215,814	6.92%		1.35%	to	2.00%	12.18%	to	12.90%

	Prudential Natural Resources Portfolio (Class I)
December 31, 2016	681	$5.37916	to	$5.37916	$3,665	0.00%		1.40%	to	1.40%	23.63%	to	23.63%
December 31, 2015	781	$4.35091	to	$4.35091	$3,397	0.00%		1.40%	to	1.40%	-29.19%	to	-29.19%
December 31, 2014	903	$6.14406	to	$6.14406	$5,551	0.00%		1.40%	to	1.40%	-21.01%	to	-21.01%
December 31, 2013	1,009	$7.77806	to	$7.77806	$7,850	0.00%		1.40%	to	1.40%	8.70%	to	8.70%
December 31, 2012	1,128	$7.15524	to	$7.15524	$8,075	0.47%		1.40%	to	1.40%	-3.82%	to	-3.82%

	Prudential Stock Index Portfolio
December 31, 2016	91,196	$1.55385	to	$3.59736	$273,088	1.84%		1.35%	to	2.00%	9.64%	to	10.34%
December 31, 2015	101,975	$1.41298	to	$3.26182	$277,104	1.49%		1.35%	to	2.00%	-0.80%	to	-0.16%
December 31, 2014	114,422	$1.42009	to	$3.26890	$310,971	3.05%		1.35%	to	2.00%	11.09%	to	11.80%
December 31, 2013	130,864	$1.27465	to	$2.92538	$316,543	0.00%		1.35%	to	2.00%	29.31%	to	30.14%
December 31, 2012	148,556	$0.98286	to	$2.24908	$276,210	1.71%		1.35%	to	2.00%	13.40%	to	14.14%

A 95

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Global Portfolio
December 31, 2016	22,600	$1.20776	to	$2.66817	$52,073	0.00%	1.35%	to	2.00%	2.40%	to	3.06%
December 31, 2015	25,080	$1.17604	to	$2.59035	$56,280	0.00%	1.35%	to	2.00%	0.36%	to	1.01%
December 31, 2014	27,387	$1.16831	to	$2.56578	$60,958	0.00%	1.35%	to	2.00%	1.22%	to	1.88%
December 31, 2013	30,874	$1.15067	to	$2.51978	$67,256	0.00%	1.35%	to	2.00%	24.79%	to	25.59%
December 31, 2012	34,277	$0.91935	to	$2.00744	$59,622	1.61%	1.35%	to	2.00%	15.21%	to	15.95%

	Prudential Jennison Portfolio (Class I)
December 31, 2016	80,340	$1.28203	to	$3.78242	$247,239	0.00%	1.35%	to	2.00%	-2.84%	to	-2.22%
December 31, 2015	90,877	$1.31559	to	$3.87018	$287,289	0.00%	1.35%	to	2.00%	9.30%	to	10.00%
December 31, 2014	103,663	$1.20021	to	$3.52028	$296,938	0.00%	1.35%	to	2.00%	7.83%	to	8.53%
December 31, 2013	120,569	$1.10982	to	$3.24547	$317,172	0.00%	1.35%	to	2.00%	34.96%	to	35.83%
December 31, 2012	136,588	$0.81992	to	$2.39067	$264,878	0.16%	1.35%	to	2.00%	13.89%	to	14.63%

	Prudential Small Capitalization Stock Portfolio
December 31, 2016	10,868	$4.13694	to	$6.33209	$59,542	0.00%	1.35%	to	1.65%	24.46%	to	24.82%
December 31, 2015	12,245	$3.32403	to	$5.07539	$53,805	0.00%	1.35%	to	1.65%	-3.87%	to	-3.58%
December 31, 2014	13,550	$3.45796	to	$5.26694	$61,807	0.00%	1.35%	to	1.65%	3.68%	to	3.98%
December 31, 2013	15,356	$3.33520	to	$5.06760	$67,442	0.00%	1.35%	to	1.65%	38.67%	to	39.08%
December 31, 2012	16,924	$2.40521	to	$3.64564	$53,499	0.61%	1.35%	to	1.65%	14.14%	to	14.48%

	T. Rowe Price International Stock Portfolio
December 31, 2016	10,887	$1.15671	to	$1.59864	$17,264	1.04%	1.35%	to	1.65%	0.47%	to	0.77%
December 31, 2015	11,740	$1.15125	to	$1.58722	$18,592	0.91%	1.35%	to	1.65%	-2.51%	to	-2.23%
December 31, 2014	12,524	$1.18092	to	$1.62418	$20,257	1.02%	1.35%	to	1.65%	-2.84%	to	-2.56%
December 31, 2013	13,481	$1.21548	to	$1.66761	$22,371	0.85%	1.35%	to	1.65%	12.20%	to	12.54%
December 31, 2012	14,599	$1.08327	to	$1.48263	$21,529	1.22%	1.35%	to	1.65%	16.51%	to	16.86%

	T. Rowe Price Equity Income Portfolio (Equity Income Class)
December 31, 2016	18,852	$2.24509	to	$3.52364	$66,114	2.32%	1.35%	to	1.65%	17.24%	to	17.59%
December 31, 2015	20,667	$1.91495	to	$2.99816	$61,636	1.80%	1.35%	to	1.65%	-8.37%	to	-8.10%
December 31, 2014	23,102	$2.08981	to	$3.26392	$74,912	1.73%	1.35%	to	1.65%	5.64%	to	5.94%
December 31, 2013	25,950	$1.97830	to	$3.08233	$79,490	1.54%	1.35%	to	1.65%	27.62%	to	27.99%
December 31, 2012	28,067	$1.55020	to	$2.40943	$67,182	2.14%	1.35%	to	1.65%	15.24%	to	15.58%

	Invesco V.I. Core Equity Fund (Series I)
December 31, 2016	26,486	$1.42911	to	$2.75507	$71,610	0.75%	1.35%	to	1.65%	8.48%	to	8.81%
December 31, 2015	30,183	$1.31740	to	$2.53351	$75,203	1.11%	1.35%	to	1.65%	-7.29%	to	-7.03%
December 31, 2014	33,857	$1.42106	to	$2.72627	$90,740	0.84%	1.35%	to	1.65%	6.39%	to	6.71%
December 31, 2013	38,677	$1.33567	to	$2.55624	$97,180	1.38%	1.35%	to	1.65%	27.15%	to	27.53%
December 31, 2012	43,198	$1.05048	to	$2.00552	$85,180	0.96%	1.35%	to	1.65%	12.02%	to	12.36%

	Janus Aspen Janus Portfolio (Institutional Shares)
December 31, 2016	19,342	$1.24492	to	$2.62234	$49,711	0.53%	1.35%	to	1.65%	-1.13%	to	-0.84%
December 31, 2015	21,939	$1.25910	to	$2.64571	$57,069	0.63%	1.35%	to	1.65%	3.63%	to	3.94%
December 31, 2014	25,154	$1.21494	to	$2.54666	$62,900	0.37%	1.35%	to	1.65%	11.16%	to	11.49%
December 31, 2013	28,310	$1.09299	to	$2.28537	$63,509	0.78%	1.35%	to	1.65%	28.22%	to	28.60%
December 31, 2012	31,863	$0.85244	to	$1.77801	$55,620	0.55%	1.35%	to	1.65%	16.66%	to	17.01%

	Janus Aspen Overseas Portfolio (Institutional Shares)
December 31, 2016	18,983	$1.52204	to	$2.78080	$52,039	5.03%	1.35%	to	1.65%	-7.96%	to	-7.70%
December 31, 2015	20,849	$1.65372	to	$3.01418	$61,960	0.59%	1.35%	to	1.65%	-10.07%	to	-9.81%
December 31, 2014	22,928	$1.83897	to	$3.34371	$75,536	5.83%	1.35%	to	1.65%	-13.30%	to	-13.05%
December 31, 2013	25,331	$2.12113	to	$3.84746	$96,032	3.13%	1.35%	to	1.65%	12.70%	to	13.04%
December 31, 2012	28,534	$1.88205	to	$3.40535	$95,790	0.69%	1.35%	to	1.65%	11.62%	to	11.96%

	MFS Research Series (Initial Class)
December 31, 2016	6,000	$1.72992	to	$2.84082	$16,979	0.78%	1.35%	to	1.65%	6.98%	to	7.29%
December 31, 2015	6,865	$1.61710	to	$2.64905	$18,119	0.73%	1.35%	to	1.65%	-0.83%	to	-0.54%
December 31, 2014	7,641	$1.63066	to	$2.66475	$20,288	0.81%	1.35%	to	1.65%	8.42%	to	8.74%
December 31, 2013	8,883	$1.50408	to	$2.45201	$21,700	0.33%	1.35%	to	1.65%	30.13%	to	30.52%
December 31, 2012	9,422	$1.15583	to	$1.87950	$17,640	0.80%	1.35%	to	1.65%	15.36%	to	15.72%

A 96

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS Growth Series (Initial Class)
December 31, 2016	17,677	$1.57652	to	$2.97872	$52,348	0.04%	1.35%	to	1.65%	0.78%	to	1.08%
December 31, 2015	20,031	$1.56429	to	$2.94835	$58,698	0.15%	1.35%	to	1.65%	5.81%	to	6.12%
December 31, 2014	22,311	$1.47837	to	$2.77955	$61,531	0.10%	1.35%	to	1.65%	7.18%	to	7.49%
December 31, 2013	25,118	$1.37938	to	$2.58719	$64,475	0.23%	1.35%	to	1.65%	34.63%	to	35.03%
December 31, 2012	27,447	$1.02455	to	$1.91698	$52,206	0.00%	1.35%	to	1.65%	15.47%	to	15.81%

	American Century VP Value Fund (Class I)
December 31, 2016	7,562	$2.97766	to	$3.65359	$27,509	1.74%	1.35%	to	1.65%	18.53%	to	18.88%
December 31, 2015	8,164	$2.51211	to	$3.07494	$24,981	2.12%	1.35%	to	1.65%	-5.45%	to	-5.16%
December 31, 2014	9,538	$2.65685	to	$3.24394	$30,778	1.54%	1.35%	to	1.65%	11.24%	to	11.57%
December 31, 2013	10,636	$2.38831	to	$2.90895	$30,803	1.65%	1.35%	to	1.65%	29.59%	to	29.97%
December 31, 2012	10,985	$1.84301	to	$2.23925	$24,485	1.91%	1.35%	to	1.65%	12.71%	to	13.05%

	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
December 31, 2016	8,208	$1.57697	to	$2.76434	$22,199	0.00%	1.35%	to	1.65%	2.49%	to	2.79%
December 31, 2015	9,396	$1.53866	to	$2.69077	$24,715	0.00%	1.35%	to	1.65%	-4.24%	to	-3.95%
December 31, 2014	10,386	$1.60675	to	$2.80296	$28,451	0.00%	1.35%	to	1.65%	5.73%	to	6.04%
December 31, 2013	11,731	$1.51967	to	$2.64465	$30,317	0.00%	1.35%	to	1.65%	35.92%	to	36.31%
December 31, 2012	13,253	$1.11808	to	$1.94109	$25,079	0.00%	1.35%	to	1.65%	9.04%	to	9.37%

	Prudential Jennison 20/20 Focus Portfolio (Class I)
December 31, 2016	15,618	$2.40092	to	$2.58090	$40,266	0.00%	1.35%	to	1.65%	-0.04%	to	0.27%
December 31, 2015	18,090	$2.40178	to	$2.57551	$46,546	0.00%	1.35%	to	1.65%	4.54%	to	4.86%
December 31, 2014	20,333	$2.29737	to	$2.45756	$49,920	0.00%	1.35%	to	1.65%	5.41%	to	5.72%
December 31, 2013	22,694	$2.17940	to	$2.32560	$52,712	0.00%	1.35%	to	1.65%	27.77%	to	28.15%
December 31, 2012	25,911	$1.70567	to	$1.81563	$46,983	0.00%	1.35%	to	1.65%	9.23%	to	9.55%

	Davis Value Portfolio
December 31, 2016	13,699	$1.68897	to	$1.77405	$24,077	1.23%	1.35%	to	1.65%	10.07%	to	10.39%
December 31, 2015	15,857	$1.53445	to	$1.60704	$25,264	0.76%	1.35%	to	1.65%	-0.05%	to	0.24%
December 31, 2014	18,108	$1.53523	to	$1.60314	$28,795	0.91%	1.35%	to	1.65%	4.33%	to	4.64%
December 31, 2013	20,232	$1.47145	to	$1.53200	$30,760	0.84%	1.35%	to	1.65%	31.26%	to	31.65%
December 31, 2012	23,262	$1.12101	to	$1.16370	$26,878	1.57%	1.35%	to	1.65%	11.23%	to	11.57%

	AB VPS Large Cap Growth Portfolio (Class B)
December 31, 2016	5,898	$1.09420	to	$1.15062	$6,715	0.00%	1.35%	to	1.65%	0.70%	to	1.00%
December 31, 2015	7,167	$1.08660	to	$1.13924	$8,081	0.00%	1.35%	to	1.65%	9.05%	to	9.38%
December 31, 2014	7,457	$0.99640	to	$1.04158	$7,691	0.00%	1.35%	to	1.65%	11.99%	to	12.33%
December 31, 2013	7,839	$0.88970	to	$0.92729	$7,205	0.00%	1.35%	to	1.65%	34.78%	to	35.18%
December 31, 2012	7,753	$0.66012	to	$0.68598	$5,274	0.03%	1.35%	to	1.65%	14.23%	to	14.58%

	Prudential SP Small Cap Value Portfolio (Class I)
December 31, 2016	30,664	$2.46039	to	$3.33068	$93,506	0.00%	1.35%	to	2.00%	23.00%	to	23.79%
December 31, 2015	34,695	$1.99837	to	$2.69201	$85,721	0.00%	1.35%	to	2.00%	-7.22%	to	-6.62%
December 31, 2014	39,236	$2.15175	to	$2.88444	$104,079	0.00%	1.35%	to	2.00%	2.88%	to	3.54%
December 31, 2013	45,199	$2.08949	to	$2.78722	$116,216	0.00%	1.35%	to	2.00%	34.76%	to	35.61%
December 31, 2012	52,822	$1.54910	to	$2.05619	$100,418	0.45%	1.35%	to	2.00%	13.78%	to	14.51%

	Janus Aspen Janus Portfolio (Service Shares)
December 31, 2016	5,449	$1.02225	to	$2.31883	$9,067	0.38%	1.40%	to	2.00%	-1.69%	to	-1.10%
December 31, 2015	6,153	$1.03673	to	$2.34486	$10,479	0.45%	1.40%	to	2.00%	3.02%	to	3.63%
December 31, 2014	7,009	$1.00336	to	$2.26282	$11,422	0.22%	1.40%	to	2.00%	10.52%	to	11.18%
December 31, 2013	8,225	$0.90515	to	$2.03533	$12,065	0.66%	1.40%	to	2.00%	27.44%	to	28.20%
December 31, 2012	9,526	$0.70809	to	$1.58757	$10,868	0.43%	1.40%	to	2.00%	15.96%	to	16.65%

	SP Prudential U.S. Emerging Growth Portfolio (Class I)
December 31, 2016	35,035	$1.72823	to	$3.89360	$98,683	0.00%	1.35%	to	2.00%	2.28%	to	2.93%
December 31, 2015	39,225	$1.68478	to	$3.78454	$107,539	0.00%	1.35%	to	2.00%	-4.27%	to	-3.66%
December 31, 2014	44,521	$1.75488	to	$3.93032	$127,551	0.00%	1.35%	to	2.00%	7.36%	to	8.05%
December 31, 2013	51,864	$1.62968	to	$3.63925	$137,598	0.00%	1.35%	to	2.00%	25.95%	to	26.76%
December 31, 2012	59,367	$1.29003	to	$2.87251	$124,761	0.41%	1.35%	to	2.00%	14.58%	to	15.32%

A 97

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential SP International Growth Portfolio (Class I)
December 31, 2016	18,568	$0.79731	to	$2.00102	$27,188	0.00%	1.40%	to	2.00%	-5.47%	to	-4.91%
December 31, 2015	20,465	$0.84098	to	$2.10438	$31,563	0.00%	1.40%	to	2.00%	1.34%	to	1.95%
December 31, 2014	23,271	$0.82745	to	$2.06435	$35,459	0.00%	1.40%	to	2.00%	-7.56%	to	-7.00%
December 31, 2013	26,352	$0.89246	to	$2.22017	$43,541	0.00%	1.35%	to	2.00%	16.54%	to	17.29%
December 31, 2012	30,107	$0.76353	to	$1.89389	$42,782	0.64%	1.35%	to	2.00%	19.99%	to	20.77%

	AST Goldman Sachs Large-Cap Value Portfolio
December 31, 2016	32,294	$11.25440	to	$21.89511	$532,189	0.00%	0.55%	to	3.25%	7.93%	to	10.93%
December 31, 2015	34,839	$10.17726	to	$20.01155	$522,927	0.00%	0.55%	to	3.25%	-7.72%	to	6.09%
December 31, 2014	16,013	$10.96235	to	$21.39027	$259,463	0.00%	0.55%	to	3.25%	9.46%	to	12.51%
December 31, 2013	15,311	$11.42443	to	$19.27594	$221,801	0.00%	0.55%	to	3.25%	25.90%	to	32.81%
December 31, 2012	13,355	$8.63614	to	$14.71569	$146,463	1.04%	0.55%	to	3.25%	15.77%	to	19.01%

	AST Cohen & Steers Realty Portfolio
December 31, 2016	12,696	$10.91590	to	$29.79355	$239,515	0.00%	0.55%	to	3.25%	1.42%	to	4.24%
December 31, 2015	12,433	$10.50466	to	$28.97784	$229,030	0.00%	0.55%	to	3.25%	1.44%	to	10.36%
December 31, 2014	13,312	$11.64573	to	$28.17786	$239,838	0.00%	0.55%	to	3.25%	15.51%	to	30.19%
December 31, 2013	13,244	$9.68396	to	$21.94358	$186,235	0.00%	0.55%	to	3.25%	-1.36%	to	2.57%
December 31, 2012	12,446	$10.07765	to	$21.69183	$173,092	1.29%	0.55%	to	3.25%	11.59%	to	14.71%

	AST J.P. Morgan Strategic Opportunities Portfolio
December 31, 2016	116,489	$11.26302	to	$15.03722	$1,487,767	0.00%	0.55%	to	3.25%	0.47%	to	3.27%
December 31, 2015	122,496	$11.00591	to	$14.68376	$1,537,582	0.00%	0.55%	to	3.25%	-3.43%	to	-0.73%
December 31, 2014	130,504	$11.18827	to	$14.91662	$1,675,340	0.00%	0.55%	to	3.25%	2.02%	to	4.87%
December 31, 2013	131,617	$10.76626	to	$14.34386	$1,639,217	0.00%	0.55%	to	3.25%	7.42%	to	10.42%
December 31, 2012	118,657	$10.48017	to	$13.12718	$1,364,558	1.44%	0.55%	to	3.25%	7.11%	to	10.11%

	AST Value Equity Portfolio
December 31, 2016	7,875	$9.78081	to	$19.29478	$113,488	0.00%	0.55%	to	3.25%	2.69%	to	5.55%
December 31, 2015	8,473	$9.27899	to	$18.53439	$116,779	0.00%	0.55%	to	3.25%	-9.12%	to	4.17%
December 31, 2014	9,863	$9.94566	to	$20.11564	$146,622	0.00%	0.55%	to	3.25%	-1.74%	to	1.00%
December 31, 2013	10,554	$11.69942	to	$20.19327	$156,741	0.00%	0.55%	to	3.25%	25.84%	to	33.89%
December 31, 2012	10,223	$8.77264	to	$15.29152	$115,122	1.05%	0.55%	to	3.25%	9.71%	to	12.78%

	AST High Yield Portfolio
December 31, 2016	14,421	$10.86186	to	$17.85478	$202,254	0.00%	0.55%	to	3.25%	11.66%	to	14.76%
December 31, 2015	13,669	$9.47712	to	$15.77372	$169,187	0.00%	0.55%	to	3.25%	-6.70%	to	-3.24%
December 31, 2014	15,527	$9.89459	to	$16.67561	$203,687	0.00%	0.55%	to	3.25%	-1.05%	to	1.99%
December 31, 2013	16,564	$10.42183	to	$16.57675	$216,591	0.00%	0.55%	to	3.25%	3.70%	to	6.59%
December 31, 2012	17,069	$11.01858	to	$15.76773	$211,916	5.75%	0.55%	to	3.25%	10.17%	to	13.25%

	AST Small-Cap Growth Opportunities Portfolio
December 31, 2016	7,974	$9.63926	to	$25.32160	$141,144	0.00%	0.55%	to	3.25%	4.21%	to	7.11%
December 31, 2015	8,834	$9.01138	to	$23.96900	$148,073	0.00%	0.55%	to	3.25%	-11.16%	to	1.00%
December 31, 2014	10,032	$13.35563	to	$24.11445	$169,022	0.00%	0.55%	to	3.25%	1.53%	to	4.36%
December 31, 2013	10,131	$12.91409	to	$23.42720	$165,527	0.00%	0.55%	to	3.25%	33.40%	to	40.04%
December 31, 2012	9,818	$9.51449	to	$16.96161	$116,290	0.00%	0.55%	to	3.25%	16.17%	to	19.41%

	AST WEDGE Capital Mid-Cap Value Portfolio
December 31, 2016	5,669	$10.87863	to	$26.50191	$106,317	0.00%	0.55%	to	3.25%	10.30%	to	13.37%
December 31, 2015	5,767	$9.62571	to	$23.70041	$97,023	0.00%	0.55%	to	3.25%	-9.64%	to	0.53%
December 31, 2014	6,170	$11.23471	to	$25.87248	$113,915	0.00%	0.55%	to	3.25%	11.23%	to	14.34%
December 31, 2013	6,399	$12.06993	to	$22.94256	$104,911	0.00%	0.55%	to	3.25%	23.34%	to	31.69%
December 31, 2012	5,850	$10.19368	to	$17.66406	$73,924	0.44%	0.55%	to	3.25%	14.56%	to	17.76%

	AST Small-Cap Value Portfolio
December 31, 2016	6,921	$12.80031	to	$28.33077	$139,960	0.00%	0.55%	to	3.25%	25.02%	to	28.49%
December 31, 2015	5,601	$9.99297	to	$22.35385	$89,371	0.00%	0.55%	to	3.25%	-7.42%	to	4.08%
December 31, 2014	6,294	$10.54465	to	$23.81628	$107,335	0.00%	0.55%	to	3.25%	1.85%	to	5.87%
December 31, 2013	7,038	$12.47438	to	$23.06551	$116,350	0.00%	0.55%	to	3.25%	27.51%	to	36.64%
December 31, 2012	6,003	$10.03524	to	$17.11423	$73,641	0.41%	0.55%	to	3.25%	14.31%	to	17.51%
A 98

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Goldman Sachs Mid-Cap Growth Portfolio
December 31, 2016	29,784	$9.91006	to	$23.17737	$496,877	0.00%	0.55%	to	3.25%	-1.65%	to	1.09%
December 31, 2015	31,934	$9.83409	to	$23.24614	$534,194	0.00%	0.55%	to	3.25%	-8.75%	to	2.12%
December 31, 2014	14,692	$11.31270	to	$25.12814	$271,570	0.00%	0.55%	to	3.25%	7.90%	to	13.47%
December 31, 2013	15,464	$12.28300	to	$22.97023	$261,949	0.00%	0.55%	to	3.25%	25.09%	to	31.46%
December 31, 2012	13,956	$10.46013	to	$17.71525	$182,448	0.00%	0.55%	to	3.25%	15.72%	to	18.96%

	AST Hotchkis & Wiley Large-Cap Value Portfolio
December 31, 2016	23,496	$11.53285	to	$24.80628	$411,063	0.00%	0.55%	to	3.25%	16.00%	to	19.23%
December 31, 2015	24,491	$9.70319	to	$21.09411	$361,251	0.00%	0.55%	to	3.25%	-10.83%	to	1.55%
December 31, 2014	25,255	$10.81514	to	$23.33405	$409,452	0.00%	0.55%	to	3.25%	7.95%	to	13.12%
December 31, 2013	25,383	$11.16325	to	$20.91410	$365,289	0.00%	0.55%	to	3.25%	31.12%	to	39.09%
December 31, 2012	22,984	$8.05750	to	$15.24503	$236,678	3.18%	0.55%	to	3.25%	13.08%	to	16.24%

	AST Lord Abbett Core Fixed Income Portfolio
December 31, 2016	54,223	$10.03100	to	$14.87608	$648,215	0.00%	0.55%	to	3.25%	-0.72%	to	2.04%
December 31, 2015	55,224	$9.86125	to	$14.78095	$652,219	0.00%	0.55%	to	3.25%	-3.81%	to	-1.13%
December 31, 2014	49,551	$10.18285	to	$15.15769	$594,715	0.00%	0.55%	to	3.25%	2.93%	to	5.80%
December 31, 2013	46,780	$9.71214	to	$14.52525	$533,925	0.00%	0.55%	to	3.25%	-5.19%	to	-2.54%
December 31, 2012	43,060	$10.94845	to	$15.11073	$513,536	1.11%	0.55%	to	3.25%	2.48%	to	5.35%

	AST Loomis Sayles Large-Cap Growth Portfolio
December 31, 2016	20,369	$11.24130	to	$26.00664	$390,226	0.00%	0.55%	to	3.25%	2.15%	to	5.00%
December 31, 2015	20,054	$10.73986	to	$25.11237	$369,143	0.00%	0.55%	to	3.25%	6.50%	to	11.97%
December 31, 2014	23,783	$11.25817	to	$23.25943	$404,850	0.00%	0.55%	to	3.25%	7.00%	to	12.47%
December 31, 2013	16,363	$12.76835	to	$21.44225	$255,014	0.00%	0.55%	to	3.25%	30.12%	to	35.86%
December 31, 2012	16,939	$9.89077	to	$16.00178	$195,765	0.38%	0.55%	to	3.25%	8.61%	to	11.65%

	AST MFS Growth Portfolio
December 31, 2016	7,161	$10.63355	to	$22.65541	$127,817	0.00%	0.55%	to	3.25%	-1.39%	to	1.35%
December 31, 2015	6,756	$10.52964	to	$22.66308	$120,117	0.00%	0.55%	to	3.25%	3.74%	to	9.59%
December 31, 2014	7,243	$11.13384	to	$21.54740	$122,405	0.00%	0.55%	to	3.25%	5.18%	to	11.72%
December 31, 2013	7,176	$12.75859	to	$20.20752	$113,750	0.00%	0.55%	to	3.25%	29.91%	to	35.95%
December 31, 2012	6,309	$10.55752	to	$15.06982	$74,107	0.00%	0.55%	to	3.25%	13.27%	to	16.44%

	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
December 31, 2016	16,396	$11.35231	to	$30.61307	$334,007	0.00%	0.55%	to	3.25%	14.40%	to	17.58%
December 31, 2015	14,931	$9.68512	to	$26.39664	$262,670	0.00%	0.55%	to	3.25%	-8.70%	to	1.07%
December 31, 2014	15,349	$11.02363	to	$28.51908	$292,469	0.00%	0.55%	to	3.25%	10.42%	to	13.62%
December 31, 2013	15,234	$12.86338	to	$25.44872	$259,477	0.00%	0.55%	to	3.25%	31.13%	to	41.23%
December 31, 2012	11,618	$10.11103	to	$18.27003	$142,067	0.94%	0.55%	to	3.25%	13.32%	to	16.48%

	AST BlackRock Low Duration Bond Portfolio
December 31, 2016	15,963	$8.74158	to	$12.02965	$161,562	0.00%	0.55%	to	3.25%	-1.66%	to	1.08%
December 31, 2015	15,084	$8.88893	to	$11.97203	$152,558	0.00%	0.55%	to	3.25%	-2.78%	to	-0.07%
December 31, 2014	15,866	$9.14331	to	$12.05162	$162,190	0.00%	0.55%	to	3.25%	-3.34%	to	-0.65%
December 31, 2013	17,793	$9.45965	to	$12.20183	$185,800	0.00%	0.55%	to	3.25%	-5.35%	to	-2.71%
December 31, 2012	20,118	$9.99469	to	$12.61643	$218,837	1.17%	0.55%	to	3.25%	1.29%	to	4.12%

	AST QMA US Equity Alpha Portfolio
December 31, 2016	10,551	$11.82308	to	$29.10267	$222,962	0.00%	0.55%	to	3.25%	11.12%	to	14.21%
December 31, 2015	9,355	$10.38394	to	$25.83362	$176,411	0.00%	0.55%	to	2.95%	0.13%	to	8.03%
December 31, 2014	8,980	$11.24219	to	$25.55053	$168,707	0.00%	0.55%	to	2.95%	11.83%	to	16.57%
December 31, 2013	6,347	$12.26676	to	$22.22337	$103,102	0.00%	0.55%	to	2.95%	24.92%	to	31.70%
December 31, 2012	5,427	$9.53931	to	$17.10866	$67,692	0.71%	0.55%	to	2.95%	15.39%	to	18.15%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2016	26,455	$8.11025	to	$13.86822	$265,263	0.00%	0.55%	to	3.25%	20.58%	to	23.93%
December 31, 2015	26,606	$6.56393	to	$11.28433	$217,496	0.00%	0.55%	to	3.25%	-21.88%	to	0.94%
December 31, 2014	28,651	$8.19862	to	$14.17056	$295,414	0.00%	0.55%	to	3.25%	-14.29%	to	-8.86%
December 31, 2013	29,034	$9.02327	to	$15.67993	$333,568	0.00%	0.55%	to	3.25%	11.63%	to	14.75%
December 31, 2012	30,858	$7.88745	to	$13.79902	$313,815	0.41%	0.55%	to	3.25%	0.24%	to	3.05%

A 99

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2016	735,805	$12.17840	to	$18.25044	$10,599,350	0.00%	0.55%	to	3.25%	4.06%	to	6.95%
December 31, 2015	749,738	$11.49045	to	$17.30044	$10,255,016	0.00%	0.55%	to	3.25%	-3.21%	to	-0.51%
December 31, 2014	568,527	$11.65463	to	$17.63046	$7,977,063	0.00%	0.55%	to	3.25%	2.44%	to	5.30%
December 31, 2013	535,636	$11.16935	to	$16.97618	$7,295,774	0.00%	0.55%	to	3.25%	12.85%	to	16.19%
December 31, 2012	427,079	$10.69535	to	$14.81356	$5,131,917	1.21%	0.55%	to	3.25%	9.80%	to	12.87%

	AST MFS Global Equity Portfolio
December 31, 2016	22,338	$10.64809	to	$21.79721	$360,344	0.00%	0.55%	to	3.25%	3.64%	to	6.52%
December 31, 2015	22,632	$10.02712	to	$20.74591	$346,412	0.00%	0.55%	to	3.25%	-4.67%	to	3.91%
December 31, 2014	22,518	$10.30110	to	$21.46497	$356,337	0.00%	0.55%	to	3.25%	0.26%	to	3.06%
December 31, 2013	20,596	$11.84660	to	$21.11684	$320,306	0.00%	0.55%	to	3.25%	20.29%	to	26.93%
December 31, 2012	15,072	$10.68753	to	$16.86736	$188,579	1.03%	0.55%	to	3.25%	19.07%	to	22.40%

	AST J.P. Morgan International Equity Portfolio
December 31, 2016	16,014	$9.15230	to	$15.09703	$178,124	0.00%	0.55%	to	3.25%	-1.37%	to	1.37%
December 31, 2015	16,931	$9.49209	to	$15.09904	$187,875	0.00%	0.55%	to	3.25%	-5.95%	to	-3.33%
December 31, 2014	17,384	$9.85774	to	$15.83614	$201,653	0.00%	0.55%	to	3.25%	-9.41%	to	-6.88%
December 31, 2013	16,428	$10.62785	to	$17.24255	$207,309	0.00%	0.55%	to	3.25%	11.61%	to	14.73%
December 31, 2012	14,337	$9.30017	to	$15.23803	$159,507	1.68%	0.55%	to	3.25%	17.94%	to	21.24%

	AST Templeton Global Bond Portfolio
December 31, 2016	17,312	$8.83280	to	$12.33854	$172,270	0.00%	0.55%	to	3.25%	0.97%	to	3.78%
December 31, 2015	17,773	$8.74760	to	$11.95898	$171,608	0.00%	0.55%	to	3.25%	-7.72%	to	3.76%
December 31, 2014	18,913	$9.47925	to	$12.68214	$194,300	0.00%	0.55%	to	3.25%	-2.71%	to	0.00%
December 31, 2013	19,028	$9.69586	to	$12.75701	$197,497	0.00%	0.55%	to	3.25%	-6.88%	to	-3.21%
December 31, 2012	17,788	$10.32374	to	$13.40697	$196,194	2.36%	0.55%	to	3.25%	1.80%	to	4.65%

	AST Wellington Management Hedged Equity Portfolio
December 31, 2016	123,829	$10.93147	to	$18.45448	$1,510,962	0.00%	0.55%	to	3.25%	3.07%	to	5.94%
December 31, 2015	130,610	$10.53324	to	$17.66125	$1,520,154	0.00%	0.55%	to	3.25%	-3.86%	to	-1.18%
December 31, 2014	130,027	$10.88122	to	$18.12031	$1,548,823	0.00%	0.55%	to	3.25%	2.08%	to	4.92%
December 31, 2013	106,043	$10.58693	to	$17.50990	$1,219,180	0.00%	0.55%	to	3.25%	14.98%	to	19.84%
December 31, 2012	62,039	$8.89580	to	$14.81394	$604,521	0.26%	0.55%	to	3.25%	7.39%	to	10.40%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2016	530,110	$12.77860	to	$19.09374	$7,757,048	0.00%	0.55%	to	3.25%	3.37%	to	6.25%
December 31, 2015	530,160	$12.13656	to	$18.21974	$7,420,464	0.00%	0.55%	to	3.25%	-2.73%	to	-0.02%
December 31, 2014	516,836	$12.24977	to	$18.47645	$7,352,204	0.00%	0.55%	to	3.25%	3.52%	to	6.41%
December 31, 2013	477,773	$11.61737	to	$17.60529	$6,496,923	0.00%	0.55%	to	3.25%	17.67%	to	22.00%
December 31, 2012	393,994	$9.82079	to	$14.63036	$4,452,563	0.79%	0.55%	to	3.25%	10.02%	to	13.10%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2016	252,678	$10.76661	to	$15.40048	$3,099,702	0.00%	0.55%	to	3.25%	2.89%	to	5.75%
December 31, 2015	276,820	$10.35394	to	$14.76472	$3,252,182	0.00%	0.55%	to	3.25%	-6.36%	to	-3.75%
December 31, 2014	326,241	$10.85572	to	$15.55329	$4,038,220	0.00%	0.55%	to	3.25%	0.44%	to	3.25%
December 31, 2013	351,118	$10.61030	to	$15.27338	$4,268,988	0.00%	0.55%	to	3.25%	6.40%	to	9.37%
December 31, 2012	347,097	$9.96722	to	$14.15903	$3,909,210	0.97%	0.55%	to	3.25%	8.90%	to	11.95%

	AST Balanced Asset Allocation Portfolio
December 31, 2016	504,036	$12.23487	to	$17.58870	$7,082,882	0.00%	0.55%	to	3.25%	2.85%	to	5.71%
December 31, 2015	511,145	$11.67893	to	$16.86850	$6,905,423	0.00%	0.55%	to	3.25%	-2.79%	to	-0.08%
December 31, 2014	514,029	$11.79468	to	$17.11604	$7,070,583	0.00%	0.55%	to	3.25%	3.06%	to	5.94%
December 31, 2013	500,114	$11.23550	to	$16.38146	$6,621,022	0.00%	0.55%	to	3.25%	13.49%	to	17.00%
December 31, 2012	451,333	$10.33901	to	$14.19558	$5,203,726	0.92%	0.55%	to	3.25%	8.81%	to	11.86%

	AST Preservation Asset Allocation Portfolio
December 31, 2016	325,237	$11.32357	to	$15.27370	$4,238,527	0.00%	0.55%	to	3.25%	2.10%	to	4.95%
December 31, 2015	339,720	$10.88817	to	$14.75560	$4,282,307	0.00%	0.55%	to	3.25%	-3.11%	to	-0.41%
December 31, 2014	360,303	$11.03255	to	$15.02176	$4,631,404	0.00%	0.55%	to	3.25%	2.34%	to	5.19%
December 31, 2013	372,081	$10.58368	to	$14.47848	$4,626,398	0.00%	0.55%	to	3.25%	5.66%	to	8.61%
December 31, 2012	367,594	$10.51490	to	$13.51575	$4,290,630	1.09%	0.55%	to	3.25%	6.78%	to	9.77%

A 100

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST FI Pyramis Quantitative Portfolio
December 31, 2016	258,493	$11.01581	to	$16.70324	$3,336,732	0.00%	0.55%	to	3.25%	0.87%	to	3.68%
December 31, 2015	257,720	$10.84576	to	$16.33350	$3,264,546	0.00%	0.55%	to	3.25%	-2.29%	to	0.44%
December 31, 2014	251,091	$11.02371	to	$16.48864	$3,226,253	0.00%	0.55%	to	3.25%	-0.20%	to	2.58%
December 31, 2013	248,285	$10.84192	to	$16.29666	$3,164,359	0.00%	0.55%	to	3.25%	11.03%	to	14.13%
December 31, 2012	211,694	$9.58449	to	$14.47747	$2,406,115	1.88%	0.55%	to	3.25%	7.03%	to	10.03%

	AST Prudential Growth Allocation Portfolio
December 31, 2016	522,511	$11.56133	to	$18.73700	$7,626,845	0.00%	0.55%	to	3.25%	6.53%	to	9.49%
December 31, 2015	527,423	$10.70877	to	$17.35014	$7,139,930	0.00%	0.55%	to	3.25%	-3.84%	to	-1.16%
December 31, 2014	324,805	$10.95802	to	$17.79750	$4,474,369	0.00%	0.55%	to	3.25%	5.65%	to	8.60%
December 31, 2013	296,876	$10.20562	to	$16.61628	$3,842,656	0.00%	0.55%	to	3.25%	13.22%	to	16.38%
December 31, 2012	248,630	$8.86900	to	$14.47559	$2,804,356	1.30%	0.55%	to	3.25%	9.25%	to	12.30%

	AST Advanced Strategies Portfolio
December 31, 2016	426,322	$12.19811	to	$18.75315	$6,167,029	0.00%	0.55%	to	3.25%	3.63%	to	6.52%
December 31, 2015	442,206	$11.55605	to	$17.84949	$6,092,156	0.00%	0.55%	to	3.25%	-2.47%	to	0.25%
December 31, 2014	447,097	$11.63271	to	$18.05257	$6,256,006	0.00%	0.55%	to	3.25%	2.66%	to	5.52%
December 31, 2013	426,587	$11.12429	to	$17.34521	$5,785,628	0.00%	0.55%	to	3.25%	12.52%	to	15.92%
December 31, 2012	343,976	$10.48694	to	$15.17148	$4,121,284	1.27%	0.55%	to	3.25%	9.95%	to	13.02%

	AST T. Rowe Price Large-Cap Growth Portfolio
December 31, 2016	29,887	$10.69163	to	$27.05680	$601,544	0.00%	0.55%	to	3.25%	-0.63%	to	2.13%
December 31, 2015	31,122	$10.50087	to	$26.85854	$623,579	0.00%	0.55%	to	3.25%	6.02%	to	9.50%
December 31, 2014	31,590	$11.22522	to	$24.98767	$590,749	0.00%	0.55%	to	3.25%	4.82%	to	13.35%
December 31, 2013	30,311	$13.54255	to	$23.51273	$533,490	0.00%	0.55%	to	3.25%	37.92%	to	43.23%
December 31, 2012	26,918	$10.57497	to	$16.64347	$334,820	0.00%	0.55%	to	3.25%	13.76%	to	16.94%

	AST Government Money Market Portfolio
December 31, 2016	25,161	$7.99087	to	$9.90066	$229,531	0.00%	0.55%	to	3.25%	-3.24%	to	-0.56%
December 31, 2015	25,658	$8.24671	to	$9.97360	$237,142	0.00%	0.55%	to	3.25%	-3.25%	to	-0.26%
December 31, 2014	20,583	$8.49004	to	$10.08368	$192,741	0.00%	0.55%	to	3.25%	-3.25%	to	-0.47%
December 31, 2013	22,470	$8.74050	to	$10.20011	$213,351	0.00%	0.55%	to	3.25%	-3.25%	to	-0.55%
December 31, 2012	24,863	$8.99838	to	$10.31714	$240,224	0.01%	0.55%	to	3.25%	-3.25%	to	-0.54%

	AST Small-Cap Growth Portfolio
December 31, 2016	10,540	$10.70280	to	$27.59069	$205,700	0.00%	0.55%	to	3.25%	8.44%	to	11.46%
December 31, 2015	11,007	$9.63214	to	$25.09686	$195,871	0.00%	0.55%	to	3.25%	-2.49%	to	0.23%
December 31, 2014	10,894	$10.96730	to	$25.38680	$196,547	0.00%	0.55%	to	3.25%	0.44%	to	10.75%
December 31, 2013	11,797	$12.40268	to	$24.92978	$209,244	0.00%	0.55%	to	3.25%	26.69%	to	34.43%
December 31, 2012	9,973	$9.69125	to	$18.80226	$133,149	0.00%	0.55%	to	3.25%	8.52%	to	11.56%

	AST BlackRock/Loomis Sayles Bond Portfolio
December 31, 2016	143,734	$9.86820	to	$14.42933	$1,625,408	0.00%	0.55%	to	3.25%	0.85%	to	3.66%
December 31, 2015	153,110	$9.60692	to	$14.00299	$1,687,495	0.00%	0.55%	to	3.25%	-5.29%	to	-1.67%
December 31, 2014	178,576	$9.95820	to	$14.46916	$2,043,441	0.00%	0.55%	to	3.25%	0.84%	to	3.66%
December 31, 2013	201,354	$9.69455	to	$14.04141	$2,248,671	0.00%	0.55%	to	3.25%	-5.03%	to	-2.38%
December 31, 2012	205,774	$10.81598	to	$14.46865	$2,382,350	2.53%	0.55%	to	3.25%	5.76%	to	8.72%

	AST International Value Portfolio
December 31, 2016	11,324	$8.85551	to	$14.67838	$119,788	0.00%	0.55%	to	3.25%	-2.68%	to	0.03%
December 31, 2015	11,460	$8.88788	to	$14.87771	$121,599	0.00%	0.55%	to	3.25%	-9.82%	to	2.47%
December 31, 2014	8,002	$8.89959	to	$15.04489	$90,248	0.00%	0.55%	to	3.25%	-9.74%	to	-6.37%
December 31, 2013	7,524	$9.62974	to	$16.44049	$92,461	0.00%	0.55%	to	3.25%	15.59%	to	18.81%
December 31, 2012	6,716	$8.13719	to	$14.02985	$70,251	2.14%	0.55%	to	3.25%	12.88%	to	16.03%

	AST International Growth Portfolio
December 31, 2016	17,977	$8.94166	to	$15.54838	$196,952	0.00%	0.55%	to	3.25%	-6.90%	to	-4.31%
December 31, 2015	18,345	$9.47869	to	$16.47336	$211,152	0.00%	0.55%	to	3.25%	-0.21%	to	7.39%
December 31, 2014	17,912	$9.27675	to	$16.28200	$201,219	0.00%	0.55%	to	3.25%	-8.60%	to	-2.22%
December 31, 2013	17,172	$9.91250	to	$17.57026	$206,639	0.00%	0.55%	to	3.25%	15.19%	to	18.40%
December 31, 2012	16,433	$8.40498	to	$15.04565	$167,285	1.04%	0.55%	to	3.25%	16.45%	to	19.70%

A 101

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	NVIT Developing Markets Fund (expired August 5, 2016)
December 31, 2016	—	$11.81459	to	$12.63724	$—	2.28%	1.40%	to	2.00%	9.34%	to	9.73%
December 31, 2015	519	$10.80496	to	$11.51683	$5,808	1.01%	1.40%	to	2.00%	-17.96%	to	-17.48%
December 31, 2014	595	$13.17058	to	$13.95567	$8,083	0.80%	1.40%	to	2.00%	-7.69%	to	-7.15%
December 31, 2013	743	$14.26831	to	$15.02994	$10,905	0.94%	1.40%	to	2.00%	-1.93%	to	-1.35%
December 31, 2012	882	$14.54907	to	$15.23556	$13,170	0.09%	1.40%	to	2.00%	14.49%	to	15.17%

	AST Investment Grade Bond Portfolio
December 31, 2016	229,222	$10.15962	to	$16.55751	$2,963,396	0.00%	0.55%	to	2.65%	1.45%	to	3.63%
December 31, 2015	209,767	$9.94319	to	$16.04012	$2,669,601	0.00%	0.55%	to	2.65%	-1.51%	to	0.62%
December 31, 2014	54,970	$10.02333	to	$16.00477	$727,546	0.00%	0.55%	to	2.65%	3.90%	to	6.14%
December 31, 2013	48,730	$9.57812	to	$15.13806	$621,532	0.00%	0.55%	to	2.65%	-5.75%	to	-3.72%
December 31, 2012	240,122	$11.79750	to	$15.78403	$3,143,918	1.35%	0.55%	to	2.65%	6.50%	to	8.80%

	AST Western Asset Core Plus Bond Portfolio
December 31, 2016	50,540	$10.36504	to	$13.45051	$615,290	0.00%	0.55%	to	3.25%	1.74%	to	4.57%
December 31, 2015	46,717	$9.94275	to	$12.91308	$549,910	0.00%	0.55%	to	3.25%	-2.05%	to	0.68%
December 31, 2014	45,410	$10.27737	to	$12.87649	$536,794	0.00%	0.55%	to	3.25%	3.00%	to	6.61%
December 31, 2013	38,647	$9.72854	to	$12.12603	$433,901	0.00%	0.55%	to	3.25%	-4.69%	to	-2.03%
December 31, 2012	36,399	$11.01502	to	$12.52719	$422,609	3.25%	0.55%	to	3.25%	4.34%	to	7.26%

	AST Bond Portfolio 2018
December 31, 2016	5,248	$10.54896	to	$13.93326	$60,357	0.00%	1.15%	to	3.25%	-1.69%	to	0.44%
December 31, 2015	5,765	$10.72979	to	$13.89063	$66,648	0.00%	1.15%	to	3.25%	-2.47%	to	-0.35%
December 31, 2014	6,473	$11.00100	to	$13.95817	$75,796	0.00%	1.15%	to	3.25%	-0.67%	to	1.48%
December 31, 2013	8,868	$11.07563	to	$13.77289	$103,179	0.00%	1.15%	to	3.25%	-6.29%	to	-4.26%
December 31, 2012	13,761	$11.81915	to	$14.40463	$168,637	0.49%	1.15%	to	3.25%	2.27%	to	4.50%

	AST Bond Portfolio 2019
December 31, 2016	1,014	$10.77642	to	$14.08226	$12,094	0.00%	1.30%	to	3.25%	-1.84%	to	0.15%
December 31, 2015	1,152	$10.97872	to	$14.06169	$13,887	0.00%	1.30%	to	3.25%	-2.21%	to	-0.23%
December 31, 2014	1,127	$11.22726	to	$14.09353	$13,783	0.00%	1.15%	to	3.25%	0.88%	to	3.07%
December 31, 2013	1,691	$11.03065	to	$13.69295	$20,191	0.00%	1.15%	to	3.25%	-7.93%	to	-5.93%
December 31, 2012	2,327	$11.93263	to	$14.57520	$29,834	0.83%	1.15%	to	3.25%	2.41%	to	4.64%

	AST Global Real Estate Portfolio
December 31, 2016	4,912	$10.05235	to	$21.13691	$71,984	0.00%	0.55%	to	3.25%	-2.38%	to	0.34%
December 31, 2015	4,979	$10.04953	to	$21.35711	$73,698	0.00%	0.55%	to	3.25%	-3.34%	to	5.49%
December 31, 2014	5,837	$10.85387	to	$21.79318	$88,156	0.00%	0.55%	to	3.25%	7.71%	to	13.30%
December 31, 2013	6,107	$10.08073	to	$19.50272	$82,371	0.00%	0.55%	to	3.25%	0.96%	to	3.77%
December 31, 2012	5,471	$10.83725	to	$19.05468	$72,228	1.37%	0.55%	to	3.25%	22.68%	to	26.11%

	AST Parametric Emerging Markets Equity Portfolio
December 31, 2016	19,509	$7.69657	to	$13.29600	$172,460	0.00%	0.55%	to	3.25%	8.72%	to	11.74%
December 31, 2015	20,044	$6.90859	to	$12.06351	$160,261	0.00%	0.55%	to	3.25%	-19.44%	to	0.59%
December 31, 2014	22,066	$8.36743	to	$14.76931	$215,174	0.00%	0.55%	to	3.25%	-7.78%	to	-5.21%
December 31, 2013	22,890	$8.85375	to	$15.79714	$237,960	0.00%	0.55%	to	3.25%	-3.03%	to	-0.33%
December 31, 2012	20,909	$8.90982	to	$16.06935	$220,458	1.08%	0.55%	to	3.25%	14.09%	to	17.28%

	AST Goldman Sachs Small-Cap Value Portfolio
December 31, 2016	15,081	$12.12221	to	$28.98016	$314,315	0.00%	0.55%	to	3.25%	20.28%	to	23.63%
December 31, 2015	16,007	$9.83593	to	$23.76601	$273,930	0.00%	0.55%	to	3.25%	-8.57%	to	2.45%
December 31, 2014	17,426	$10.75944	to	$25.63821	$322,407	0.00%	0.55%	to	3.25%	3.71%	to	7.79%
December 31, 2013	17,117	$12.69230	to	$24.38308	$301,627	0.00%	0.55%	to	3.25%	29.72%	to	38.05%
December 31, 2012	14,958	$10.52515	to	$17.90792	$192,756	0.48%	0.55%	to	3.25%	11.92%	to	15.05%

	AST Schroders Global Tactical Portfolio
December 31, 2016	371,620	$10.31658	to	$18.46553	$5,282,558	0.00%	0.55%	to	3.25%	3.36%	to	6.23%
December 31, 2015	397,986	$9.85084	to	$17.62315	$5,403,210	0.00%	0.55%	to	3.25%	-3.78%	to	-1.09%
December 31, 2014	242,326	$11.66637	to	$18.13826	$3,390,732	0.00%	0.55%	to	3.25%	2.42%	to	5.28%
December 31, 2013	229,670	$11.25123	to	$17.46806	$3,115,315	0.00%	0.55%	to	3.25%	13.73%	to	17.41%
December 31, 2012	178,381	$9.83583	to	$15.08440	$2,100,412	0.45%	0.55%	to	3.25%	12.13%	to	15.27%
A 102

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST RCM World Trends Portfolio
December 31, 2016	310,671	$10.95400	to	$15.65000	$3,900,808	0.00%	0.55%	to	3.25%	1.42%	to	4.24%
December 31, 2015	325,283	$10.72707	to	$15.22173	$3,973,304	0.00%	0.55%	to	3.25%	-3.41%	to	-0.72%
December 31, 2014	273,990	$11.02964	to	$15.54433	$3,451,525	0.00%	0.55%	to	3.25%	1.72%	to	4.56%
December 31, 2013	262,920	$10.76855	to	$15.07275	$3,225,999	0.00%	0.55%	to	3.25%	8.79%	to	11.82%
December 31, 2012	221,186	$9.83094	to	$13.66670	$2,470,812	0.52%	0.55%	to	3.25%	6.69%	to	9.68%

	AST J.P. Morgan Global Thematic Portfolio
December 31, 2016	161,567	$11.85459	to	$17.72985	$2,207,522	0.00%	0.55%	to	3.25%	1.81%	to	4.64%
December 31, 2015	160,974	$11.43224	to	$17.17857	$2,146,386	0.00%	0.55%	to	3.25%	-4.26%	to	-1.59%
December 31, 2014	162,235	$11.72319	to	$17.69896	$2,240,419	0.00%	0.55%	to	3.25%	2.91%	to	5.78%
December 31, 2013	155,830	$11.18390	to	$16.96442	$2,077,440	0.00%	0.55%	to	3.25%	12.50%	to	15.64%
December 31, 2012	129,515	$10.40314	to	$14.87346	$1,521,500	0.44%	0.55%	to	3.25%	9.89%	to	12.96%

	AST Goldman Sachs Multi-Asset Portfolio
December 31, 2016	149,331	$10.93448	to	$15.11310	$1,819,142	0.00%	0.55%	to	3.25%	1.84%	to	4.68%
December 31, 2015	156,015	$10.54112	to	$14.63787	$1,842,734	0.00%	0.55%	to	3.25%	-4.13%	to	-1.45%
December 31, 2014	168,112	$10.79436	to	$15.06034	$2,047,500	0.00%	0.55%	to	3.25%	0.66%	to	3.47%
December 31, 2013	160,349	$10.52772	to	$14.75766	$1,929,095	0.00%	0.55%	to	3.25%	6.25%	to	9.22%
December 31, 2012	142,917	$10.28303	to	$13.69989	$1,608,379	0.57%	0.55%	to	3.25%	6.54%	to	9.52%

	ProFund VP Consumer Services
December 31, 2016	25	$20.51822	to	$24.22247	$567	0.00%	0.55%	to	2.30%	1.85%	to	3.61%
December 31, 2015	25	$20.14569	to	$23.37776	$555	0.00%	0.55%	to	2.30%	2.34%	to	4.11%
December 31, 2014	19	$19.68593	to	$22.45403	$393	0.00%	0.55%	to	2.30%	9.93%	to	11.84%
December 31, 2013	27	$17.90731	to	$20.07642	$518	0.21%	0.55%	to	2.30%	36.73%	to	39.10%
December 31, 2012	13	$13.27826	to	$14.43316	$177	0.00%	0.55%	to	2.00%	19.70%	to	21.43%

	ProFund VP Consumer Goods Portfolio
December 31, 2016	49	$16.45290	to	$19.49188	$878	1.56%	0.55%	to	2.30%	1.22%	to	2.97%
December 31, 2015	24	$16.25439	to	$18.92880	$439	0.75%	0.55%	to	2.30%	1.82%	to	3.59%
December 31, 2014	21	$15.96364	to	$18.27284	$366	0.52%	0.55%	to	2.30%	7.75%	to	9.62%
December 31, 2013	25	$14.81554	to	$16.66911	$404	0.65%	0.55%	to	2.30%	25.57%	to	27.75%
December 31, 2012	34	$11.79908	to	$13.04871	$424	0.80%	0.55%	to	2.30%	8.36%	to	10.25%

	ProFund VP Financials
December 31, 2016	70	$10.16752	to	$21.19040	$834	0.37%	0.55%	to	2.90%	12.08%	to	14.69%
December 31, 2015	70	$9.01902	to	$15.80683	$716	0.35%	0.55%	to	2.30%	-3.71%	to	-2.04%
December 31, 2014	86	$9.36637	to	$16.13532	$917	0.20%	0.55%	to	2.30%	10.38%	to	12.30%
December 31, 2013	95	$8.48563	to	$14.36857	$863	0.43%	0.55%	to	2.30%	29.11%	to	31.35%
December 31, 2012	115	$6.57243	to	$10.93910	$895	0.12%	0.55%	to	2.30%	21.92%	to	24.04%

	ProFund VP Health Care
December 31, 2016	82	$19.16551	to	$24.12204	$1,698	0.00%	0.55%	to	2.90%	-6.75%	to	-4.58%
December 31, 2015	105	$20.43335	to	$22.70228	$2,300	0.00%	0.55%	to	2.30%	2.66%	to	4.45%
December 31, 2014	104	$19.90350	to	$21.73588	$2,194	0.08%	0.55%	to	2.30%	20.92%	to	23.02%
December 31, 2013	104	$16.46022	to	$17.66879	$1,795	0.29%	0.55%	to	2.30%	36.62%	to	38.99%
December 31, 2012	98	$12.04846	to	$12.71236	$1,228	0.38%	0.55%	to	2.30%	14.76%	to	16.76%

	ProFund VP Industrials
December 31, 2016	23	$14.64370	to	$20.96855	$399	0.19%	0.55%	to	2.30%	14.91%	to	16.90%
December 31, 2015	19	$12.69577	to	$17.93702	$274	0.10%	0.55%	to	2.35%	-5.64%	to	-3.95%
December 31, 2014	25	$13.45439	to	$18.67500	$376	0.28%	0.55%	to	2.35%	3.15%	to	5.00%
December 31, 2013	29	$13.04318	to	$17.78615	$422	0.53%	0.55%	to	2.35%	35.02%	to	37.43%
December 31, 2012	25	$9.66036	to	$12.94217	$269	0.28%	0.55%	to	2.35%	13.13%	to	15.16%

	ProFund VP Mid-Cap Growth
December 31, 2016	32	$16.02726	to	$20.02751	$557	0.00%	0.55%	to	2.30%	10.34%	to	12.26%
December 31, 2015	37	$14.52475	to	$17.84091	$575	0.00%	0.55%	to	2.30%	-1.97%	to	-0.27%
December 31, 2014	34	$14.81688	to	$17.88891	$542	0.00%	0.55%	to	2.30%	3.51%	to	5.31%
December 31, 2013	42	$14.31437	to	$16.98714	$628	0.00%	0.55%	to	2.30%	27.59%	to	29.81%
December 31, 2012	32	$11.21885	to	$13.08646	$373	0.00%	0.55%	to	2.30%	12.78%	to	14.75%

A 103

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Mid-Cap Value
December 31, 2016	28	$15.74407	to	$20.12241	$487	0.20%	0.55%	to	2.30%	21.55%	to	23.66%
December 31, 2015	25	$12.95243	to	$16.27269	$344	0.13%	0.55%	to	2.30%	-10.29%	to	-8.73%
December 31, 2014	32	$14.43790	to	$17.82890	$505	0.19%	0.55%	to	2.30%	7.71%	to	9.58%
December 31, 2013	51	$13.40458	to	$16.27030	$759	0.34%	0.55%	to	2.30%	29.19%	to	31.43%
December 31, 2012	56	$10.37597	to	$12.37923	$645	0.16%	0.55%	to	2.30%	13.94%	to	15.92%

	ProFund VP Real Estate
December 31, 2016	33	$11.90215	to	$23.21320	$446	1.74%	0.55%	to	2.90%	2.75%	to	5.14%
December 31, 2015	40	$11.51586	to	$17.45217	$532	0.62%	0.55%	to	2.30%	-1.93%	to	-0.23%
December 31, 2014	51	$11.74265	to	$17.49199	$693	1.62%	0.55%	to	2.30%	22.21%	to	24.33%
December 31, 2013	44	$9.60879	to	$14.06912	$446	1.29%	0.55%	to	2.30%	-2.16%	to	-0.46%
December 31, 2012	48	$9.82085	to	$14.13382	$496	2.52%	0.55%	to	2.30%	14.53%	to	16.53%

	ProFund VP Small-Cap Growth
December 31, 2016	39	$17.83184	to	$25.62340	$825	0.00%	0.55%	to	2.90%	16.85%	to	19.57%
December 31, 2015	33	$15.17114	to	$21.92754	$574	0.00%	0.55%	to	2.90%	-1.68%	to	0.62%
December 31, 2014	43	$15.34027	to	$22.30194	$757	0.00%	0.55%	to	2.90%	-0.71%	to	1.61%
December 31, 2013	68	$15.35942	to	$22.46084	$1,183	0.00%	0.55%	to	2.90%	36.47%	to	39.65%
December 31, 2012	34	$11.18920	to	$16.45836	$411	0.00%	0.55%	to	2.90%	9.31%	to	11.86%

	ProFund VP Small-Cap Value
December 31, 2016	13	$17.22862	to	$20.64982	$240	0.00%	0.55%	to	2.00%	26.26%	to	28.07%
December 31, 2015	14	$13.64566	to	$16.12404	$209	0.00%	0.55%	to	2.00%	-10.08%	to	-8.78%
December 31, 2014	16	$15.17487	to	$17.67642	$262	0.00%	0.55%	to	2.00%	3.74%	to	5.23%
December 31, 2013	28	$14.62787	to	$16.79752	$448	0.21%	0.55%	to	2.00%	34.98%	to	36.92%
December 31, 2012	27	$10.68964	to	$12.26837	$314	0.00%	0.55%	to	2.30%	13.54%	to	15.52%

	ProFund VP Telecommunications
December 31, 2016	16	$12.37959	to	$19.60331	$248	1.76%	0.55%	to	2.30%	18.93%	to	20.99%
December 31, 2015	8	$10.36988	to	$16.20279	$102	1.72%	0.55%	to	2.35%	-0.81%	to	0.96%
December 31, 2014	9	$10.45451	to	$16.04832	$97	4.10%	0.55%	to	2.35%	-1.74%	to	0.01%
December 31, 2013	14	$10.64000	to	$16.04617	$161	2.27%	0.55%	to	2.35%	9.50%	to	11.45%
December 31, 2012	18	$9.71718	to	$14.39725	$213	3.22%	0.55%	to	2.35%	13.84%	to	15.88%

	ProFund VP Utilities
December 31, 2016	51	$12.70717	to	$19.00323	$807	1.57%	0.55%	to	2.30%	12.50%	to	14.44%
December 31, 2015	45	$11.29562	to	$16.60493	$643	2.00%	0.55%	to	2.30%	-8.51%	to	-6.92%
December 31, 2014	55	$12.34589	to	$17.83892	$821	1.72%	0.55%	to	2.30%	23.05%	to	25.19%
December 31, 2013	49	$10.03284	to	$14.24930	$560	2.54%	0.55%	to	2.30%	10.77%	to	12.69%
December 31, 2012	63	$9.05776	to	$12.64461	$651	2.12%	0.55%	to	2.30%	-2.12%	to	-0.41%

	ProFund VP Large-Cap Growth
December 31, 2016	60	$15.30409	to	$21.78514	$1,018	0.04%	0.55%	to	2.90%	2.06%	to	4.44%
December 31, 2015	67	$14.90752	to	$19.10939	$1,109	0.00%	0.55%	to	2.30%	1.42%	to	3.19%
December 31, 2014	115	$14.69828	to	$18.51933	$1,832	0.11%	0.55%	to	2.30%	10.39%	to	12.31%
December 31, 2013	84	$13.31507	to	$16.49009	$1,188	0.33%	0.55%	to	2.30%	27.73%	to	29.95%
December 31, 2012	70	$10.42444	to	$12.68990	$767	0.08%	0.55%	to	2.30%	10.18%	to	12.10%

	ProFund VP Large-Cap Value
December 31, 2016	65	$12.31037	to	$20.99659	$942	1.15%	0.55%	to	2.90%	12.19%	to	14.80%
December 31, 2015	85	$10.94123	to	$16.31041	$1,057	1.00%	0.55%	to	2.60%	-7.15%	to	-5.26%
December 31, 2014	119	$11.78374	to	$17.21581	$1,542	0.66%	0.55%	to	2.60%	7.67%	to	9.87%
December 31, 2013	105	$11.12739	to	$15.66968	$1,312	0.94%	0.55%	to	2.30%	26.97%	to	29.18%
December 31, 2012	92	$8.76356	to	$12.13040	$878	0.86%	0.55%	to	2.30%	12.82%	to	14.79%

	AST Boston Partners Large-Cap Value Portfolio
December 31, 2016	5,536	$10.68884	to	$18.36311	$88,476	0.00%	0.55%	to	3.25%	10.06%	to	13.12%
December 31, 2015	5,423	$9.46149	to	$16.29712	$77,722	0.00%	0.55%	to	3.25%	-7.86%	to	4.05%
December 31, 2014	6,072	$13.25293	to	$17.27505	$93,046	0.00%	0.55%	to	3.25%	6.68%	to	9.66%
December 31, 2013	5,993	$12.19594	to	$15.81555	$84,817	0.00%	0.55%	to	3.25%	24.20%	to	30.71%
December 31, 2012	5,590	$9.54913	to	$12.14782	$61,346	0.45%	0.55%	to	3.25%	9.55%	to	12.61%

A 104

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Jennison Large-Cap Growth Portfolio
December 31, 2016	9,078	$10.43078	to	$20.27527	$164,029	0.00%	0.55%	to	3.25%	-4.66%	to	-2.01%
December 31, 2015	9,404	$10.67760	to	$20.77175	$176,173	0.00%	0.55%	to	3.25%	7.04%	to	11.41%
December 31, 2014	7,911	$11.27625	to	$18.95352	$136,715	0.00%	0.55%	to	3.25%	5.95%	to	13.75%
December 31, 2013	7,114	$13.00723	to	$17.47295	$114,261	0.00%	0.55%	to	3.25%	32.06%	to	35.74%
December 31, 2012	6,499	$10.54999	to	$12.92284	$78,351	0.00%	0.55%	to	3.25%	11.44%	to	14.55%

	AST Bond Portfolio 2020
December 31, 2016	1,552	$11.21589	to	$12.97944	$18,824	0.00%	1.15%	to	3.25%	-1.35%	to	0.79%
December 31, 2015	2,184	$11.23155	to	$12.87816	$26,514	0.00%	1.15%	to	3.25%	-1.77%	to	0.36%
December 31, 2014	2,159	$11.26177	to	$12.83200	$26,327	0.00%	1.15%	to	3.25%	2.71%	to	4.94%
December 31, 2013	2,613	$10.48701	to	$12.22814	$30,751	0.00%	1.15%	to	3.25%	-9.55%	to	-7.59%
December 31, 2012	48	$11.48725	to	$12.95314	$589	2.69%	1.30%	to	3.25%	2.86%	to	4.95%

	AST Bond Portfolio 2017
December 31, 2016	6,459	$10.12709	to	$11.12803	$70,432	0.00%	1.90%	to	3.25%	-2.12%	to	-0.76%
December 31, 2015	6,710	$10.34648	to	$11.21325	$73,908	0.00%	1.90%	to	3.25%	-3.09%	to	-1.74%
December 31, 2014	6,505	$10.67630	to	$11.41153	$73,050	0.00%	1.90%	to	3.25%	-1.87%	to	-0.50%
December 31, 2013	8,655	$10.87944	to	$11.80555	$98,018	0.00%	1.15%	to	3.25%	-5.24%	to	-3.18%
December 31, 2012	13,596	$11.48120	to	$12.19387	$160,818	0.52%	1.15%	to	3.25%	1.70%	to	3.91%

	AST Bond Portfolio 2021
December 31, 2016	6,206	$11.67161	to	$13.50690	$76,946	0.00%	1.15%	to	3.25%	-1.27%	to	0.86%
December 31, 2015	7,667	$11.82229	to	$13.39143	$95,592	0.00%	1.15%	to	3.25%	-1.52%	to	0.61%
December 31, 2014	8,022	$12.00532	to	$13.35471	$100,683	0.00%	1.15%	to	3.25%	4.18%	to	6.44%
December 31, 2013	6,858	$11.52353	to	$12.71942	$81,707	0.00%	1.15%	to	3.25%	-10.02%	to	-8.07%
December 31, 2012	14.512	$12.80734	to	$13.85470	$191,262	0.78%	1.15%	to	3.25%	3.32%	to	5.57%

	Wells Fargo VT International Equity Portfolio (Class 1)
December 31, 2016	15	$15.20157	to	$16.10771	$237	2.91%	1.40%	to	1.85%	1.38%	to	1.83%
December 31, 2015	20	$14.99408	to	$15.81779	$307	4.18%	1.40%	to	1.85%	0.44%	to	0.88%
December 31, 2014	30	$14.92875	to	$15.67932	$454	2.99%	1.40%	to	1.85%	-7.02%	to	-6.61%
December 31, 2013	37	$16.05615	to	$16.78881	$597	2.36%	1.40%	to	1.85%	17.76%	to	18.28%
December 31, 2012	44	$13.63464	to	$14.19378	$603	1.60%	1.40%	to	1.85%	11.61%	to	12.11%

	Wells Fargo VT Omega Growth Portfolio (Class 1)
December 31, 2016	247	$2.97174	to	$3.16227	$750	0.00%	1.40%	to	1.85%	-1.06%	to	-0.62%
December 31, 2015	274	$2.20583	to	$3.18208	$840	0.00%	1.40%	to	1.85%	-0.22%	to	0.22%
December 31, 2014	334	$2.20106	to	$3.17517	$1,027	0.00%	1.40%	to	1.85%	2.19%	to	2.65%
December 31, 2013	473	$2.14418	to	$3.09314	$1,417	0.39%	1.40%	to	1.85%	37.67%	to	38.29%
December 31, 2012	502	$1.55055	to	$2.23677	$1,091	0.00%	1.40%	to	1.85%	18.56%	to	19.09%

	Wells Fargo VT Small Cap Growth Portfolio (Class 1)
December 31, 2016	22	$17.66788	to	$18.06542	$389	0.00%	1.50%	to	1.85%	6.14%	to	6.51%
December 31, 2015	23	$16.64510	to	$17.05290	$394	0.00%	1.40%	to	1.85%	-4.40%	to	-3.98%
December 31, 2014	25	$17.41188	to	$17.75964	$445	0.00%	1.40%	to	1.85%	-3.46%	to	-3.03%
December 31, 2013	33	$18.03604	to	$18.31500	$602	0.00%	1.40%	to	1.85%	47.82%	to	48.48%
December 31, 2012	41	$12.20120	to	$12.33511	$501	0.00%	1.40%	to	1.85%	6.14%	to	6.62%

	Wells Fargo VT Small Cap Value Portfolio (expired April 29, 2016)
December 31, 2016	—	$13.18525	to	$13.52753	$—	0.64%	1.40%	to	1.85%	6.85%	to	7.01%
December 31, 2015	65	$12.33980	to	$12.64181	$806	0.57%	1.40%	to	1.85%	-11.97%	to	-11.58%
December 31, 2014	71	$14.01834	to	$14.29794	$997	0.62%	1.40%	to	1.85%	2.73%	to	3.19%
December 31, 2013	86	$13.64565	to	$13.85629	$1,185	0.98%	1.40%	to	1.85%	12.94%	to	13.44%
December 31, 2012	107	$12.08206	to	$12.21442	$1,299	1.09%	1.40%	to	1.85%	12.25%	to	12.75%

	AST Bond Portfolio 2022
December 31, 2016	5,334	$11.00568	to	$12.51794	$62,228	0.00%	1.15%	to	3.25%	-1.48%	to	0.66%
December 31, 2015	6,111	$11.17048	to	$12.43617	$71,799	0.00%	1.15%	to	3.25%	-1.22%	to	0.92%
December 31, 2014	4,101	$11.30860	to	$12.32246	$48,234	0.00%	1.15%	to	3.25%	6.78%	to	9.10%
December 31, 2013	5,950	$10.59034	to	$11.29472	$64,899	0.00%	1.15%	to	3.25%	-12.68%	to	-10.78%
December 31, 2012	10,633	$12.12814	to	$12.65985	$131,877	0.03%	1.15%	to	3.25%	2.40%	to	4.63%

A 105

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Quantitative Modeling Portfolio
December 31, 2016	67,999	$10.66032	to	$13.70085	$867,293	0.00%	0.55%	to	2.65%	3.58%	to	5.74%
December 31, 2015	60,584	$10.11339	to	$12.95739	$738,462	0.00%	0.55%	to	2.65%	-2.44%	to	4.38%
December 31, 2014	43,953	$10.54716	to	$13.00950	$545,769	0.00%	0.55%	to	2.65%	3.75%	to	5.92%
December 31, 2013	30,084	$11.59795	to	$12.28290	$358,117	0.00%	0.55%	to	2.25%	17.54%	to	21.72%
December 31, 2012	19,469	$9.82808	to	$10.09074	$192,842	0.04%	0.55%	to	2.15%	10.77%	to	12.54%

	AST BlackRock Global Strategies Portfolio
December 31, 2016	159,343	$10.37548	to	$12.12852	$1,812,805	0.00%	0.55%	to	3.25%	3.49%	to	6.37%
December 31, 2015	163,922	$10.02536	to	$11.40201	$1,772,067	0.00%	0.55%	to	3.25%	-6.15%	to	-3.53%
December 31, 2014	163,477	$10.68270	to	$11.81961	$1,852,566	0.00%	0.55%	to	3.25%	1.49%	to	4.32%
December 31, 2013	159,964	$10.52625	to	$11.33041	$1,757,753	0.00%	0.55%	to	3.25%	7.25%	to	10.24%
December 31, 2012	137,665	$9.81460	to	$10.27765	$1,388,059	0.47%	0.55%	to	3.25%	8.25%	to	11.28%

	Wells Fargo VT Opportunity Fund (Class 1)
December 31, 2016	79	$17.92008	to	$18.25306	$1,419	2.26%	1.50%	to	1.85%	10.48%	to	10.86%
December 31, 2015	89	$16.21986	to	$16.53517	$1,446	0.40%	1.40%	to	1.85%	-4.61%	to	-4.19%
December 31, 2014	93	$17.00412	to	$17.25814	$1,586	0.29%	1.40%	to	1.85%	8.69%	to	9.17%
December 31, 2013	107	$15.64456	to	$15.80815	$1,674	0.45%	1.40%	to	1.85%	28.61%	to	29.18%
December 31, 2012	123	$12.16401	to	$12.23691	$1,502	0.58%	1.40%	to	1.85%	13.69%	to	14.20%

	AST Prudential Core Bond Portfolio
December 31, 2016	23,110	$9.81877	to	$11.32083	$250,514	0.00%	0.55%	to	3.25%	0.83%	to	3.64%
December 31, 2015	20,330	$9.73794	to	$10.92367	$214,505	0.00%	0.55%	to	3.25%	-3.51%	to	-0.82%
December 31, 2014	18,102	$10.09214	to	$11.01361	$194,171	0.00%	0.55%	to	3.25%	2.62%	to	5.48%
December 31, 2013	14,767	$9.68326	to	$10.44169	$151,663	0.00%	0.55%	to	2.85%	-5.10%	to	-2.85%
December 31, 2012	12,451	$10.46916	to	$10.74805	$132,486	0.17%	0.55%	to	2.75%	4.16%	to	6.52%

	AST Bond Portfolio 2023 (available January 3, 2012)
December 31, 2016	1,279	$9.50345	to	$10.58010	$12,901	0.00%	1.15%	to	3.25%	-1.39%	to	0.74%
December 31, 2015	854	$9.63768	to	$10.44565	$8,653	0.00%	1.30%	to	3.25%	-0.63%	to	1.39%
December 31, 2014	9,386	$9.69880	to	$10.30246	$94,025	0.00%	1.30%	to	3.25%	8.96%	to	11.17%
December 31, 2013	21,962	$8.90118	to	$9.29219	$199,986	0.00%	1.15%	to	3.25%	-13.12%	to	-11.23%
December 31, 2012	3,101	$10.24517	to	$10.45376	$32,173	0.00%	1.30%	to	3.25%	2.45%	to	4.54%

	AST New Discovery Asset Allocation Portfolio (available April 30, 2012)
December 31, 2016	43,064	$11.52384	to	$13.10620	$526,896	0.00%	0.55%	to	3.25%	0.94%	to	3.75%
December 31, 2015	42,485	$11.40064	to	$12.63270	$507,613	0.00%	0.55%	to	3.25%	-4.45%	to	-1.78%
December 31, 2014	39,864	$11.71380	to	$12.86226	$491,762	0.00%	0.55%	to	3.25%	1.72%	to	4.56%
December 31, 2013	31,973	$11.30516	to	$12.30125	$383,555	0.00%	0.55%	to	3.15%	14.35%	to	18.26%
December 31, 2012	18,256	$10.21676	to	$10.40185	$188,504	0.92%	0.55%	to	3.15%	2.19%	to	4.02%

	AST Western Asset Emerging Markets Debt Portfolio (available August 20, 2012)
December 31, 2016	478	$9.38642	to	$10.92774	$4,762	0.00%	0.55%	to	1.95%	8.45%	to	10.00%
December 31, 2015	350	$8.65469	to	$9.95247	$3,176	0.00%	0.55%	to	1.95%	-4.97%	to	0.60%
December 31, 2014	263	$9.10774	to	$9.70400	$2,477	0.00%	0.55%	to	1.95%	-2.95%	to	0.80%
December 31, 2013	150	$9.16475	to	$9.52764	$1,404	0.00%	0.55%	to	1.95%	-9.83%	to	-8.03%
December 31, 2012	40	$10.38171	to	$10.42862	$414	0.00%	0.55%	to	1.75%	3.83%	to	4.29%

	AST MFS Large-Cap Value Portfolio (available August 20, 2012)
December 31, 2016	7,262	$11.45474	to	$16.72215	$114,425	0.00%	0.55%	to	3.15%	9.88%	to	12.82%
December 31, 2015	3,551	$10.18463	to	$14.82181	$50,150	0.00%	0.55%	to	2.65%	-3.35%	to	6.06%
December 31, 2014	2,236	$10.95451	to	$15.01238	$32,565	0.00%	0.55%	to	2.70%	7.24%	to	9.61%
December 31, 2013	1,183	$12.28936	to	$13.69602	$15,936	0.00%	0.55%	to	2.70%	25.05%	to	33.76%
December 31, 2012	103	$10.15815	to	$10.23902	$1,049	0.00%	0.55%	to	2.65%	1.60%	to	2.39%

	AST Bond Portfolio 2024 (available January 2, 2013)
December 31, 2016	231	$9.52582	to	$10.21662	$2,284	0.00%	1.15%	to	2.95%	-1.01%	to	0.74%
December 31, 2015	368	$9.50916	to	$10.14192	$3,632	0.00%	1.15%	to	3.25%	-0.50%	to	1.66%
December 31, 2014	5,710	$9.55706	to	$9.97651	$55.945	0.00%	1.15%	to	3.25%	10.87%	to	13.27%
December 31, 2013	7,249	$8.62024	to	$8.80746	$63,244	0.00%	1.15%	to	3.25%	-13.80%	to	11.93%
A 106

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST AQR Emerging Markets Equity Portfolio (available February 25, 2013)
December 31, 2016	636	$8.80590	to	$11.11804	$5,865	0.00%	0.55%	to	1.95%	11.16%	to	12.74%
December 31, 2015	454	$7.92164	to	$9.87917	$3,695	0.00%	0.55%	to	1.95%	-17.17%	to	2.68%
December 31, 2014	209	$9.56412	to	$9.85401	$2,023	0.00%	0.55%	to	1.95%	-5.02%	to	-2.14%
December 31, 2013	117	$10.06910	to	$10.19183	$1,184	0.00%	0.55%	to	1.95%	0.71%	to	1.92%

	AST ClearBridge Dividend Growth Portfolio (available February 25, 2013)
December 31, 2016	8,007	$11.80128	to	$14.57703	$111,580	0.00%	0.55%	to	3.15%	11.28%	to	14.26%
December 31, 2015	4,530	$10.36052	to	$12.75751	$55,947	0.00%	0.55%	to	2.85%	-6.32%	to	7.54%
December 31, 2014	4,132	$11.05572	to	$13.30316	$53,805	0.00%	0.55%	to	2.85%	9.84%	to	12.98%
December 31, 2013	1,526	$11.56161	to	$11.77434	$17,800	0.00%	0.55%	to	2.65%	15.64%	to	17.75%

	AST QMA Emerging Markets Equity Portfolio (available February 25, 2013)
December 31, 2016	524	$7.98066	to	$10.52430	$4,410	0.00%	0.55%	to	1.95%	6.87%	to	8.39%
December 31, 2015	387	$7.46775	to	$9.72726	$2,999	0.00%	0.55%	to	1.95%	-18.47%	to	1.94%
December 31, 2014	175	$9.15902	to	$9.85996	$1,639	0.00%	0.55%	to	1.95%	-4.37%	to	-2.01%
December 31, 2013	48	$9.58150	to	$9.69426	$467	0.00%	0.55%	to	1.90%	-4.17%	to	-3.05%

	AST Multi-Sector Fixed Income Portfolio (available February 25, 2013)
December 31, 2016	655,378	$10.54150	to	$10.87675	$6,908,726	0.00%	1.10%	to	1.90%	6.86%	to	7.73%
December 31, 2015	412,305	$9.86464	to	$10.09622	$4,067,264	0.00%	1.10%	to	1.90%	-4.91%	to	-4.14%
December 31, 2014	233,397	$10.37423	to	$10.53178	$2,421,326	0.00%	1.10%	to	1.90%	9.06%	to	9.95%
December 31, 2013	73,129	$9.51265	to	$9.57903	$695,654	0.00%	1.10%	to	1.90%	-4.86%	to	-4.20%

	AST BlackRock iShares ETF Portfolio (available April 29, 2013)
December 31, 2016	29,656	$10.38750	to	$11.49438	$329,065	0.00%	0.55%	to	3.25%	2.90%	to	5.76%
December 31, 2015	23,213	$10.09470	to	$10.86804	$245,656	0.00%	0.55%	to	3.25%	-2.99%	to	-0.28%
December 31, 2014	17,481	$10.47787	to	$10.89838	$187,270	0.00%	0.55%	to	3.15%	0.32%	to	3.01%
December 31, 2013	8,247	$10.39072	to	$10.58015	$86,639	0.00%	0.55%	to	3.15%	3.93%	to	5.81%

	AST Defensive Asset Allocation Portfolio (available April 29, 2013)
December 31, 2016	37,615	$9.52850	to	$10.54398	$382,210	0.00%	0.55%	to	3.25%	1.18%	to	3.99%
December 31, 2015	29,033	$9.41736	to	$10.13903	$286,280	0.00%	0.55%	to	3.25%	-3.34%	to	-0.65%
December 31, 2014	17,739	$9.84515	to	$10.20498	$177,916	0.00%	0.55%	to	3.25%	1.69%	to	4.53%
December 31, 2013	8,260	$9.58831	to	$9.76317	$80,066	0.00%	0.55%	to	3.15%	-4.09%	to	-2.36%

	AST AQR Large-Cap Portfolio (available April 29, 2013)
December 31, 2016	712	$11.31680	to	$14.69891	$9,887	0.00%	0.55%	to	2.35%	8.17%	to	10.09%
December 31, 2015	521	$10.31617	to	$13.35121	$6,684	0.00%	0.55%	to	2.35%	-0.61%	to	7.26%
December 31, 2014	199	$11.15982	to	$13.19717	$2,527	0.00%	0.55%	to	2.00%	10.95%	to	12.55%
December 31, 2013	66	$11.61220	to	$11.72588	$766	0.00%	0.55%	to	2.00%	16.14%	to	17.26%

	AST QMA Large-Cap Portfolio (available April 29, 2013)
December 31, 2016	604	$11.47070	to	$15.01238	$8,567	0.00%	0.55%	to	2.35%	8.32%	to	10.25%
December 31, 2015	446	$10.43704	to	$13.61715	$5,751	0.00%	0.55%	to	2.35%	-0.79%	to	8.62%
December 31, 2014	197	$11.16782	to	$13.48446	$2,453	0.00%	0.55%	to	2.05%	11.23%	to	14.61%
December 31, 2013	12	$11.64780	to	$11.76574	$136	0.00%	0.55%	to	2.05%	16.50%	to	17.66%

	AST Bond Portfolio 2025 (available January 2, 2014)
December 31, 2016	1,025	$10.89604	to	$11.62015	$11,495	0.00%	1.15%	to	3.25%	-0.85%	to	1.30%
December 31, 2015	18,386	$10.98948	to	$11.47154	$206,638	0.00%	1.15%	to	3.25%	-1.32%	to	0.82%
December 31, 2014	2,681	$11.13605	to	$11.37768	$30,230	0.00%	1.15%	to	3.25%	11.36%	to	13.78%

	AST T. Rowe Price Growth Opportunities Portfolio (available February 10, 2014)
December 31, 2016	70,775	$10.78774	to	$11.23906	$774,986	0.00%	0.55%	to	1.95%	3.40%	to	4.87%
December 31, 2015	50,131	$10.43320	to	$10.71721	$527,806	0.00%	0.55%	to	1.95%	-0.48%	to	0.94%
December 31, 2014	27,151	$10.48352	to	$10.61730	$285,797	0.00%	0.55%	to	1.95%	4.85%	to	6.18%

A 107

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Goldman Sachs Global Growth Allocation Portfolio (available April 28, 2014)
December 31, 2016	1,992	$10.53192	to	$10.83766	$21,113	0.00%	0.55%	to	0.86%	4.79%	to	8.49%
December 31, 2015	1,563	$10.04789	to	$10.12253	$15,774	0.00%	0.55%	to	0.86%	-1.79%	to	4.89%
December 31, 2014	366	$10.23141	to	$10.25115	$3,753	0.00%	0.55%	to	0.83%	2.32%	to	2.52%

	AST T. Rowe Price Diversified Real Growth Portfolio (available April 28, 2014)
December 31, 2016	3,211	$10.71027	to	$11.16471	$35,120	0.00%	0.55%	to	0.86%	6.40%	to	11.77%
December 31, 2015	2,275	$10.06579	to	$10.28399	$23,321	0.00%	0.55%	to	0.86%	-1.02%	to	3.84%
December 31, 2014	784	$10.34076	to	$10.36085	$8,118	0.00%	0.55%	to	0.83%	3.41%	to	3.61%

	AST Prudential Flexible Multi-Strategy Portfolio (available April 28, 2014)
December 31, 2016	4,706	$10.61061	to	$11.21314	$52,330	0.00%	0.55%	to	0.86%	6.54%	to	6.87%
December 31, 2015	3,374	$9.95940	to	$10.49212	$35,131	0.00%	0.55%	to	0.86%	-0.83%	to	1.37%
December 31, 2014	484	$10.52974	to	$10.55012	$5,103	0.00%	0.55%	to	0.83%	5.30%	to	5.51%

	AST BlackRock Multi-Asset Income Portfolio (available April 28, 2014)
December 31, 2016	2,928	$10.03318	to	$10.77246	$29,714	0.00%	0.55%	to	0.86%	5.96%	to	7.96%
December 31, 2015	2,048	$9.46604	to	$9.87073	$19,535	0.00%	0.55%	to	0.86%	-4.89%	to	0.26%
December 31, 2014	756	$9.95303	to	$9.97233	$7,530	0.00%	0.55%	to	0.83%	-0.46%	to	-0.27%

	AST Franklin Templeton K2 Global Absolute Return Portfolio (available April 28, 2014)
December 31, 2016	1,414	$9.41612	to	$10.11179	$13,426	0.00%	0.55%	to	0.86%	1.47%	to	1.79%
December 31, 2015	1,127	$9.26287	to	$9.95233	$10,494	0.00%	0.55%	to	0.86%	-4.06%	to	0.93%
December 31, 2014	180	$9.68459	to	$9.69330	$1,746	0.00%	0.55%	to	0.68%	-3.15%	to	-3.06%

	AST Managed Equity Portfolio (available April 28, 2014)
December 31, 2016	1,691	$10.46987	to	$11.17400	$17,828	0.00%	0.55%	to	0.86%	4.30%	to	11.75%
December 31, 2015	1,017	$10.03787	to	$10.08586	$10,254	0.00%	0.55%	to	0.86%	-2.12%	to	4.46%
December 31, 2014	251	$10.28185	to	$10.29105	$2,586	0.00%	0.55%	to	0.68%	2.82%	to	2.92%

	AST Managed Fixed Income Portfolio (available April 28, 2014)
December 31, 2016	2,324	$10.03321	to	$10.19013	$23,449	0.00%	0.55%	to	0.86%	2.11%	to	2.96%
December 31, 2015	1,574	$9.77179	to	$9.84441	$15,432	0.00%	0.55%	to	0.86%	-2.41%	to	-1.06%
December 31, 2014	434	$10.01270	to	$10.03217	$4,356	0.00%	0.55%	to	0.83%	0.13%	to	0.33%

	AST FQ Absolute Return Currency Portfolio (available April 28, 2014)
December 31, 2016	293	$10.38820	to	$11.51129	$3,077	0.00%	0.55%	to	0.86%	11.33%	to	14.49%
December 31, 2015	71	$9.08497	to	$10.07218	$642	0.00%	0.55%	to	0.86%	-6.38%	to	-3.21%
December 31, 2014	33	$9.70452	to	$9.71324	$318	0.00%	0.55%	to	0.68%	-2.95%	to	-2.86%

	AST Jennison Global Infrastructure Portfolio (available April 28, 2014)
December 31, 2016	303	$9.94630	to	$10.91308	$3,029	0.00%	0.55%	to	0.86%	7.18%	to	8.67%
December 31, 2015	213	$9.26283	to	$9.32650	$1,976	0.00%	0.55%	to	0.86%	-10.95%	to	-3.15%
December 31, 2014	90	$10.40129	to	$10.41061	$934	0.00%	0.55%	to	0.68%	4.02%	to	4.11%

	AST Goldman Sachs Strategic Income Portfolio (available April 28, 2014)
December 31, 2016	432	$9.47476	to	$10.17493	$4,120	0.00%	0.55%	to	0.86%	0.18%	to	1.65%
December 31, 2015	276	$9.44066	to	$9.85997	$2,613	0.00%	0.55%	to	0.86%	-2.92%	to	-0.98%
December 31, 2014	128	$9.72436	to	$9.73320	$1,248	0.00%	0.55%	to	0.68%	-2.75%	to	-2.66%

	AST Legg Mason Diversified Growth Portfolio (available November 24, 2014)
December 31, 2016	16,090	$10.31324	to	$10.62586	$167,802	0.00%	0.55%	to	1.95%	6.80%	to	8.32%
December 31, 2015	7,330	$9.65663	to	$9.80980	$71,146	0.00%	0.55%	to	1.95%	-2.84%	to	-1.45%
December 31, 2014	448	$9.93851	to	$9.95398	$4,452	0.00%	0.55%	to	1.95%	-0.60%	to	-0.46%

	AST Bond Portfolio 2026 (available January 2, 2015)
December 31, 2016	12,370	$9.67030	to	$10.09408	$122,482	0.00%	1.15%	to	3.25%	-1.23%	to	0.90%
December 31, 2015	2,626	$9.79107	to	$10.00362	$26,042	0.00%	1.15%	to	3.25%	-2.09%	to	0.04%

A 108

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST AB Global Bond Portfolio (available July 13, 2015)
December 31, 2016	139	$10.32124	to	$10.51420	$1,458	0.00%	0.55%	to	0.86%	3.32%	to	4.58%
December 31, 2015	35	$9.92428	to	$10.05358	$354	0.00%	0.55%	to	0.73%	-0.85%	to	0.54%

	AST Goldman Sachs Global Income Portfolio (available July 13, 2015)
December 31, 2016	77	$10.16408	to	$10.40509	$796	0.00%	0.55%	to	0.86%	1.65%	to	2.88%
December 31, 2015	27	$9.98850	to	$10.11344	$268	0.00%	0.55%	to	0.86%	-0.11%	to	1.14%

	AST Morgan Stanley Multi-Asset Portfolio (available July 13, 2015)
December 31, 2016	97	$9.10792	to	$9.21021	$890	0.00%	0.55%	to	0.86%	-3.58%	to	-3.28%
December 31, 2015	28	$9.42930	to	$9.53988	$263	0.00%	0.55%	to	0.86%	-5.70%	to	-4.98%

	AST Wellington Management Global Bond Portfolio (available July 13, 2015)
December 31, 2016	138	$10.14477	to	$10.31575	$1,421	0.00%	0.55%	to	0.73%	1.92%	to	2.10%
December 31, 2015	30	$9.95389	to	$10.10343	$302	0.00%	0.55%	to	0.73%	-0.55%	to	1.04%

	AST Neuberger Berman Long/Short Portfolio (available July 13, 2015)
December 31, 2016	151	$9.79109	to	$10.09492	$1,483	0.00%	0.55%	to	0.86%	2.46%	to	2.78%
December 31, 2015	59	$9.53894	to	$9.83983	$569	0.00%	0.55%	to	0.86%	-4.61%	to	-0.05%

	AST Wellington Management Real Total Return Portfolio (available July 13, 2015)
December 31, 2016	145	$8.98901	to	$9.64576	$1,326	0.00%	0.55%	to	0.86%	-4.44%	to	-2.91%
December 31, 2015	50	$9.38940	to	$9.73583	$473	0.00%	0.55%	to	0.86%	-6.10%	to	-0.58%

	AST QMA International Core Equity Portfolio (available July 13, 2015)
December 31, 2016	191	$9.29259	to	$10.58267	$1,797	0.00%	0.55%	to	0.86%	-0.27%	to	5.72%
December 31, 2015	73	$9.30124	to	$9.95406	$687	0.00%	0.55%	to	0.86%	-7.66%	to	3.29%

	AST Managed Alternatives Portfolio (available July 13, 2015)
December 31, 2016	396	$9.67218	to	$9.81074	$3,851	0.00%	0.55%	to	0.86%	0.06%	to	0.38%
December 31, 2015	100	$9.64856	to	$9.79147	$968	0.00%	0.55%	to	0.86%	-3.51%	to	-1.88%

	AST Emerging Managers Diversified Portfolio (available July 13, 2015)
December 31, 2016	120	$9.96933	to	$10.60661	$1,200	0.00%	0.55%	to	0.86%	2.61%	to	6.07%
December 31, 2015	41	$9.69848	to	$10.01474	$396	0.00%	0.55%	to	0.86%	-3.01%	to	2.05%

	AST Columbia Adaptive Risk Allocation Portfolio (available July 13, 2015)
December 31, 2016	698	$10.46420	to	$10.74472	$7,335	0.00%	0.55%	to	0.86%	8.71%	to	9.05%
December 31, 2015	178	$9.60862	to	$9.87115	$1,719	0.00%	0.55%	to	0.73%	-3.91%	to	0.79%

	AST IVY Asset Strategy Portfolio (available July 13, 2015) (expired June 24, 2016)
December 31, 2016	—	$8.97960	to	$9.87122	$—	0.00%	0.55%	to	0.86%	-1.74%	to	-1.59%
December 31, 2015	158	$9.13025	to	$10.03927	$1,453	0.00%	0.55%	to	0.86%	-8.69%	to	3.12%

	Blackrock Global Allocation V.I. Fund (Class 3) (available August 24, 2015)
December 31, 2016	2,006	$10.24971	to	$10.66757	$20,631	2.00%	0.55%	to	0.86%	2.92%	to	6.77%
December 31, 2015	556	$9.95939	to	$9.97066	$5,542	1.76%	0.55%	to	0.86%	1.58%	to	1.70%

	JP Morgan Insurance Trust Income Builder Portfolio (Class 2) (available August 24, 2015)
December 31, 2016	531	$10.50627	to	$10.77213	$5,614	4.91%	0.55%	to	0.86%	5.29%	to	7.96%
December 31, 2015	122	$9.97837	to	$9.98970	$1,218	7.20%	0.55%	to	0.86%	1.96%	to	2.07%

	AST Bond Portfolio 2027 (available January 4, 2016)
December 31, 2016	13,680	$9.73404	to	$9.94464	$134,672	0.00%	1.15%	to	3.25%	-2.66%	to	-0.55%

	NVIT Emerging Markets Fund (Class D) (available August 5, 2016)
December 31, 2016	585	$9.71702	to	$9.74026	$5,696	0.79%	1.40%	to	2.00%	-4.04%	to	-3.81%

A 109

Note 7:	Financial Highlights (continued)

________

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized Contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

***
These amounts represent the total return for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total return for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total return for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2016 or from the effective date of the subaccount through the end of the reporting period.

(1)	Amount is less than 0.01%.

Charges and Expenses
The following represents the various charges and expenses of the Account which are paid to Pruco Life.

A.	Mortality Risk and Expense Risk Charges

The mortality risk and expense risk charges are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the Contracts may exceed related charges by Pruco Life. The daily mortality risk and expense risk charges are assessed through the reduction in unit values.

B.	Administration Charge
The administration charge is applied daily against the net assets of each subaccount. Administration charges include costs associated with issuing the Contracts, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the reduction in unit values.

The following are the combined mortality risk, expense risk, and administration charges of the respective Contracts.

Asset-Based
Charge Level	Description of When Applicable
0.55%	Premier Retirement Advisor - No Optional Benefits
0.55%	Premier Investment Variable Annuity B Series - No Optional Benefits
0.68%	Premier Investment Variable Annuity C Series - No Optional Benefits
0.70%	Premier Investment Variable Annuity B Series with Return of Premium Death Benefit
(0.73% for Contracts issued on or after 8/24/2015)
0.83%	Premier Investment Variable Annuity C Series with Return of Premium Death Benefit
(0.86% for Contracts issued on or after 8/24/2015)

A 110

Note 7:	Financial Highlights (continued)

Asset-Based
Charge Level	Description of When Applicable
0.85%	Premier Retirement Variable Annuity - No Optional Benefits
0.95%	Premier Bb Series - No Optional Benefits
Premier Retirement Advisor - With HAV
1.10%	Prudential Defined Income Annuity - No Optional Benefits
1.15%	Premier B Series - No Optional Benefits
Premier Retirement Advisor - With HD GRO II OR GRO Plus II
1.30%	Premier Bb Series - with HD GRO
Premier Retirement B - No Optional Benefits
1.35%	Discovery Choice Basic - No Optional Benefits
Premier Retirement Advisor - With Combo 5% and HAV
1.40%	No Optional Benefits
Discovery Select Variable Annuity
Discovery Preferred Variable Annuity
Strategic Partners Annuity One
Strategic Partners Annuity One Enhanced - Non Bonus Version
Strategic Partners Annuity One Enhanced III - Non Bonus Version
Strategic Partners Plus
Strategic Partners Plus Enhanced - Non Bonus Version
Strategic Partners Plus Enhanced III - Non Bonus Version
Strategic Partners Advisor
1.45%	Premier Bb Series 5% Roll Up and HAV or HDV
Premier Retirement B Share - No Optional Benefits (2/25/2013 or later)
Premier Retirement C - No Optional Benefits, after 9th anniversary (“Cliff” year)
Premier Retirement L - No Optional Benefits, after 9th anniversary (“Cliff” year)
1.50%	No Optional Benefits
Strategic Partners Annuity One Enhanced - Bonus Version
Strategic Partners Annuity One Enhanced III - Bonus Version
Strategic Partners Plus Enhanced - Bonus Version
Strategic Partners Plus Enhanced III - Bonus Version
Premier L Series
Premier B Series with HD GRO
1.52%	Strategic Partners Select GMDB with Step Up and Roll Up
1.55%	Premier X Series - No Optional Benefits
Premier Bb Series with LT5 or HD5
Premier Bb Series - with HD GRO
Premier Retirement Advisor - With HAV and HD GRO II OR HAV and GRO Plus II
1.60%	Strategic Partners FlexElite - No Optional Benefits
GMDB Annual Step Up or 5% Roll Up
Strategic Partners Annuity One
Strategic Partners Annuity One Enhanced - Non Bonus Version
Strategic Partners Plus
Strategic Partners Plus Enhanced - Non Bonus Version
1.65%	No Optional Benefit
Discovery Choice Enhanced
GMDB Annual Step Up or 5% Roll Up
Strategic Partners Enhanced FlexElite
Strategic Partners Annuity One Enhanced III - Non Bonus Version
Strategic Partners Plus Enhanced III - Non Bonus Version
Strategic Partners Advisor with GMDB with Step Up and Roll Up
Premier B Series with HDV
Premier B Series with Roll Up & HAV (before to 5/1/2009)

A 111

Note 7:	Financial Highlights (continued)

Asset-Based
Charge Level	Description of When Applicable
1.70%	GMDB Annual Step Up or 5% Roll Up
Strategic Partners Annuity One Enhanced - Bonus Version
Strategic Partners Plus Enhanced - Bonus Version
GMDB with Greater of Roll Up and Step Up
Strategic Partners Annuity One
Strategic Partners Annuity One Enhanced - Non Bonus Version
Strategic Partners Plus Enhanced - Non Bonus Version
GMDB with Step Up and Roll Up
Strategic Partners Plus
Strategic Partners Plus Enhanced - Non Bonus Version
Premier Bb Series with SLT5
Premier Retirement B with HAV
Premier Retirement L - No Optional Benefits
1.75%	Premier B Series with LT5 or HD5
GMDB with Greater of Roll Up or Step Up
Strategic Partners Plus Enhanced III - Non Bonus Version
Strategic Partners Annuity One Enhanced III - Non Bonus Version
GMDB Annual Step Up or 5% Roll Up
Strategic Partners Annuity One Enhanced III - Bonus Version
Strategic Partners Plus Enhanced III - Bonus Version
Premier B Series with HD GRO
Premier Bb Series with GMDB Annual Step Up or 5% Roll Up with HAV
Premier Retirement C - No Optional Benefits
1.80%	Strategic Partners FlexElite with GMDB Annual Step Up or 5% Roll Up
Strategic Partners Plus Enhanced - Bonus Version with GMDB with Step Up and Roll Up
Strategic Partners Annuity One Enhanced - Bonus Version with GMDB with Greater of Roll Up and Step Up
Premier Bb Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
1.85%	GMDB with Greater of Roll Up or Step Up
Strategic Partners Plus Enhanced III - Bonus Version
Strategic Partners Annuity One Enhanced III - Bonus Version
Premier L Series with HD GRO
Premier Retirement X - No Optional Benefits
1.90%	Premier B Series with SLT5
With HDV
Strategic Partners Plus Enhanced III - Non Bonus Version
Strategic Partners Annuity One Enhanced III - Non Bonus Version
Strategic Partners Enhanced FlexElite with GMDB Annual Step Up or 5% Roll Up
Strategic Partners FlexElite with GMDB with Greater of Roll Up and Step Up
Premier X Series with HD GRO (before 5/1/2009)
Premier Retirement B - With HD GRO II OR GRO Plus II
Premier Retirement L - No Optional Benefits (2/25/2013 or later)
Prudential Defined Income Annuity- With Defined Income Benefit
1.95%	Premier Retirement Advisor - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV
and GRO Plus II
Premier B Series with GMDB Annual Step Up or 5% Roll Up with HAV (5/1/2009 or later)
Premier Retirement C Share - No Optional Benefits (2/25/2013 or later)
2.00%	Strategic Partners Enhanced FlexElite GMDB with Greater of Roll Up or Step Up
With LT5 or HD5
Strategic Partners Annuity One
Strategic Partners Annuity One Enhanced - Non Bonus Version
Strategic Partners Annuity One Enhanced III - Non Bonus Version

A 112

Note 7:	Financial Highlights (continued)

Asset-Based
Charge Level	Description of When Applicable
Strategic Partners Plus
Strategic Partners Plus Enhanced - Non Bonus Version
Strategic Partners Plus Enhanced III - Non Bonus Version
Strategic Partners Advisor
Premier L Series with HDV
Premier L Series with Roll Up & HAV
Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
2.05%	Premier X Series with HDV
Premier X Series with Roll Up & HAV
Premier Bb Series with LT5
Premier Bb Series with LT5 and HDV
Premier Bb Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
2.10%	Strategic Partners Enhanced FlexElite with HDV
With LT5 or HD5
Strategic Partners Annuity One Enhanced - Bonus Version
Strategic Partners Annuity One Enhanced III - Bonus Version
Strategic Partners Plus Enhanced - Bonus Version
Strategic Partners Plus Enhanced III - Bonus Version
Premier L Series with HD GRO or LT5
Premier Retirement B - With Combo 5% and HAV
Premier Retirement L - With HAV
2.15%	With SLT5
Strategic Partners Annuity One Enhanced III - Non Bonus Version
Strategic Partners Plus Enhanced III - Non Bonus Version
Premier X Series with LT5 or HD5
Premier X Series with HD GRO (after 5/1/2009)
Premier Retirement C - With HAV
2.20%	Strategic Partners FlexElite - No Optional Benefits
With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
Strategic Partners Annuity One
Strategic Partners Annuity One Enhanced - Non Bonus Version
Strategic Partners Plus
Strategic Partners Plus Enhanced - Non Bonus Version
2.25%	Strategic Partners Enhanced FlexElite with LT5 or HD5
With SLT5
Premier L Series
Strategic Partners Annuity One Enhanced III - Bonus Version
Strategic Partners Plus Enhanced III - Bonus Version
With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
Strategic Partners Annuity One Enhanced III - Non Bonus Version
Strategic Partners Plus Enhanced III - Non Bonus Version
Strategic Partners Advisor with LT5 or HD5 and GMDB with Step Up and Roll Up
Premier B Series with LT5 and HDV
Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up
Retirement X - With HAV
2.30%	Premier X Series with SLT5
Strategic Partners Plus Enhanced - Non Bonus Version with LT5 or HD5 and GMDB with Step Up and Roll Up
With LT5 or HD5 and GMDB with Step Up and Roll Up
Strategic Partners Plus
Strategic Partners Plus Enhanced - Non Bonus Version

A 113

Note 7:	Financial Highlights (continued)

Asset-Based
Charge Level	Description of When Applicable
With LT5 or HD5 and GMDB with Greater of Roll Up and Step Up
Strategic Partners Annuity One
Strategic Partners Annuity One Enhanced - Non Bonus Version
With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
Strategic Partners Annuity One Enhanced - Bonus Version
Strategic Partners Plus Enhanced - Bonus Version
Premier L Series with GMDB Annual Step Up or 5% Roll Up with HAV
Premier Retirement B - With HAV and HD GRO II OR HAV and GRO Plus II
Premier Retirement L - With HD GRO II OR GRO Plus II
2.35%	With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
Strategic Partners Annuity One Enhanced III - Non Bonus Version
Strategic Partners Annuity One Enhanced III - Bonus Version
Strategic Partners Plus Enhanced III - Bonus Version
Premier L Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
Premier X Series with GMDB Annual Step Up or 5% Roll Up with HAV
Premier Bb Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
Premier Retirement C - With HD GRO II OR GRO Plus II
2.40%	Strategic Partners Annuity One Enhanced - Bonus Version with LT5 or HD5 and GMDB with
Greater of Roll Up and Step Up
Strategic Partners Plus Enhanced - Bonus Version with LT5 or HD5 and GMDB with Step Up and
Roll Up
Strategic Partners FlexElite with LT5 or HD5 and GMDB with GMDB Annual Step Up or 5%
Roll Up
Strategic Partners Enhanced FlexElite with SLT5
Premier X Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
2.45%	Premier Retirement X - With HD GRO II OR GRO Plus II
2.50%	Strategic Partners FlexElite with LT5 or HD5 and GMDB with Greater of Roll Up or Step Up
Strategic Partners Enhanced FlexElite with LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
With LT5 or HD5 and with HDV
Strategic Partners Annuity One Enhanced III - Non Bonus Version
Strategic Partners Plus Enhanced III - Non Bonus Version
Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
Premier Retirement L - With Combo 5% and HAV
2.55%	Premier B Series with LT5 or HD5 and Roll Up & HAV
Premier Retirement C - With Combo 5% and HAV
2.60%	Strategic Partners Enhanced FlexElite with LT5 or HD5 and GMDB with Greater of Roll Up or
Step Up
With LT5 or HD5 and with HDV
Strategic Partners Annuity One Enhanced III - Bonus Version
Premier L Series with LT5 or HD5 and Roll Up & HAV
Premier L Series with HD GRO and GMDB Annual Step Up or 5% Roll Up
2.65%	Premier X Series with LT5 and HDV
Premier X Series with HD GRO and GMDB Annual Step Up or 5% Roll Up
Premier X Series with LT5 or HD5 and Roll Up & HAV
Premier Retirement X - With Combo 5% and HAV
2.70%	Premier Retirement B - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and
GRO Plus II
Premier Retirement L - With HAV and HD GRO II OR HAV and GRO Plus II
2.75%	Strategic Partners Enhanced FlexElite with SLT5 with HDV
Premier Retirement C - With HAV and HD GRO II OR HAV and GRO Plus II
2.85%	Premier Retirement X - With HAV and HD GRO II OR HAV and GRO Plus II
2.90%	Premier L Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV

A 114

Note 7:	Financial Highlights (continued)

Asset-Based
Charge Level	Description of When Applicable
2.95%	Premier X Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
3.10%	Premier Retirement L - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and
GRO Plus II
3.15%	Premier Retirement C - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and
GRO Plus II
3.25%	Premier Retirement X - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and
GRO Plus II

C.	Withdrawal Charges

A withdrawal charge may be assessed upon full or partial contract owner redemptions. These charges relate to the expenses of selling and distributing the Contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

D.	Other Related Charges

For Highest Daily Lifetime Seven, Highest Daily Lifetime Seven with Beneficiary Income Option, Highest Daily Lifetime Seven with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, the optional benefit fee is a percentage of the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

For Highest Daily Lifetime Income v3.0, Spousal Highest Daily Lifetime Income v3.0, Highest Daily Lifetime Income v3.0 with Highest Daily Death Benefit, Spousal Highest Daily Lifetime Income v3.0 with Highest Daily Death Benefit, Highest Daily Lifetime Income v2.1, Spousal Highest Daily Lifetime Income v2.1, Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit, Spousal Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit, Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit, Spousal Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit, Highest Daily Lifetime Income, Highest Daily Lifetime Income with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, Highest Daily Lifetime Six Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Six Plus, and Spousal Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus, Highest Daily Lifetime Seven Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator, and Spousal Highest Daily Lifetime Seven Plus, the optional benefit fee is assessed against the greater of the unadjusted account value or the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

An annual maintenance fee is charged if purchase payments or account value is less than a stated amount (varies by product and may vary by State).

A quarterly premium-based charge is applicable to certain products, which ranges from 0.15% to 0.84% annualized.

Note 8:	Other

Contract owner net payments-represent contract owner contributions under the Contracts net of applicable deductions, charges, and state premium taxes.

Annuity payments-represent periodic payments distributed under the terms of the Contracts.

Surrenders, withdrawals, and death benefits-are payments to contract owners and beneficiaries made under the terms of the Contracts, and amounts that contract owners have requested to be withdrawn or paid to them.

A 115

Note 8:	Other (continued)

Net transfers between other subaccounts or fixed rate option-are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment.

Other charges-are various Contract level charges as described in charges and expenses in Note 7, which are assessed through the redemptions of units.

Note 9:     Subsequent Events

Subsequent to year-end, the following subaccount expired:

Expiration Date                 Portfolio
January 3, 2017                  AST Bond Portfolio 2016

A 116

Report of Independent Registered Public Accounting Firm

To the Contract Owners of
Pruco Life Flexible Premium Variable Annuity Account
and the Board of Directors of
Pruco Life Insurance Company

In our opinion, for each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account indicated in the table below, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account as of the date indicated in the table, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinions.

Prudential Government Money Market Portfolio (formerly Prudential Money Market Portfolio) (1)	AB VPS Large Cap Growth Portfolio (Class B) (1)
Prudential Diversified Bond Portfolio (1)	Prudential SP Small Cap Value Portfolio (Class I) (1)
Prudential Equity Portfolio (Class I) (1)	Janus Aspen Janus Portfolio (Service Shares) (1)
Prudential Flexible Managed Portfolio (1)	SP Prudential U.S. Emerging Growth Portfolio (Class I) (1)
Prudential Conservative Balanced Portfolio (1)	Prudential SP International Growth Portfolio (Class I) (1)
Prudential Value Portfolio (Class I) (1)	AST Goldman Sachs Large-Cap Value Portfolio (1)
Prudential High Yield Bond Portfolio (1)	AST Cohen & Steers Realty Portfolio (1)
Prudential Natural Resources Portfolio (Class I) (1)	AST J.P. Morgan Strategic Opportunities Portfolio (1)
Prudential Stock Index Portfolio (1)	AST Value Equity Portfolio (formerly AST Herndon Large-Cap Value Portfolio) (1)
Prudential Global Portfolio (1)	AST High Yield Portfolio (1)
Prudential Jennison Portfolio (Class I) (1)	AST Small-Cap Growth Opportunities Portfolio (1)
Prudential Small Capitalization Stock Portfolio (1)	AST WEDGE Capital Mid-Cap Value Portfolio (formerly AST Mid-Cap Value Portfolio) (1)
T. Rowe Price International Stock Portfolio (1)	AST Small-Cap Value Portfolio (1)
T. Rowe Price Equity Income Portfolio (Equity Income Class) (1)	AST Goldman Sachs Mid-Cap Growth Portfolio (1)
Invesco V.I. Core Equity Fund (Series I) (1)	AST Hotchkis & Wiley Large-Cap Value Portfolio (formerly AST Large-Cap Value Portfolio) (1)
Janus Aspen Janus Portfolio (Institutional Shares) (1)	AST Lord Abbett Core Fixed Income Portfolio (1)
Janus Aspen Overseas Portfolio (Institutional Shares) (1)	AST Loomis Sayles Large-Cap Growth Portfolio (1)
MFS Research Series (Initial Class) (1)	AST MFS Growth Portfolio (1)
MFS Growth Series (Initial Class) (1)	AST Neuberger Berman/LSV Mid-Cap Value Portfolio (1)
American Century VP Value Fund (Class I) (1)	AST BlackRock Low Duration Bond Portfolio (1)
Franklin Small-Mid Cap Growth VIP Fund (Class 2) (1)	AST QMA US Equity Alpha Portfolio (1)
Prudential Jennison 20/20 Focus Portfolio (Class I) (1)	Wells Fargo VT Omega Growth Portfolio (Class 1) (1)
Davis Value Portfolio (1)	Wells Fargo VT Small Cap Growth Portfolio (Class 1) (1)
AST T. Rowe Price Natural Resources Portfolio (1)	AST Bond Portfolio 2022 (1)
AST T. Rowe Price Asset Allocation Portfolio (1)	AST Quantitative Modeling Portfolio (1)
AST MFS Global Equity Portfolio (1)	AST BlackRock Global Strategies Portfolio (1)

A 117

AST J.P. Morgan International Equity Portfolio (1)	Wells Fargo VT Opportunity Fund (Class 1) (1)
AST Templeton Global Bond Portfolio (1)	AST Prudential Core Bond Portfolio (1)
AST Wellington Management Hedged Equity Portfolio (1)	AST Bond Portfolio 2023 (1)
AST Capital Growth Asset Allocation Portfolio (1)	AST New Discovery Asset Allocation Portfolio (1)
AST Academic Strategies Asset Allocation Portfolio (1)	AST Western Asset Emerging Markets Debt Portfolio (1)
AST Balanced Asset Allocation Portfolio (1)	AST MFS Large-Cap Value Portfolio (1)
AST Preservation Asset Allocation Portfolio (1)	AST Bond Portfolio 2024 (1)
AST FI Pyramis Quantitative Portfolio (1)	AST AQR Emerging Markets Equity Portfolio (1)
AST Prudential Growth Allocation Portfolio (1)	AST ClearBridge Dividend Growth Portfolio (1)
AST Advanced Strategies Portfolio (1)	AST QMA Emerging Markets Equity Portfolio (1)
AST T. Rowe Price Large-Cap Growth Portfolio (1)	AST Multi-Sector Fixed Income Portfolio (1)
AST Government Money Market Portfolio (formerly AST Money Market Portfolio) (1)	AST BlackRock iShares ETF Portfolio (1)
AST Small-Cap Growth Portfolio (1)	AST Defensive Asset Allocation Portfolio (1)
AST BlackRock/Loomis Sayles Bond Portfolio (1)	AST AQR Large-Cap Portfolio (1)
AST International Value Portfolio (1)	AST QMA Large-Cap Portfolio (1)
AST International Growth Portfolio (1)	AST Bond Portfolio 2025 (1)
AST Investment Grade Bond Portfolio (1)	AST T. Rowe Price Growth Opportunities Portfolio (1)
AST Western Asset Core Plus Bond Portfolio (1)	AST Goldman Sachs Global Growth Allocation Portfolio (1)
AST Bond Portfolio 2018 (1)	AST T. Rowe Price Diversified Real Growth Portfolio (1)
AST Bond Portfolio 2019 (1)	AST Prudential Flexible Multi-Strategy Portfolio (1)
AST Global Real Estate Portfolio (1)	AST BlackRock Multi-Asset Income Portfolio (1)
AST Parametric Emerging Markets Equity Portfolio (1)	AST Franklin Templeton K2 Global Absolute Return Portfolio (1)
AST Goldman Sachs Small-Cap Value Portfolio (1)	AST Managed Equity Portfolio (1)
AST Schroders Global Tactical Portfolio (1)	AST Managed Fixed Income Portfolio (1)
AST RCM World Trends Portfolio (1)	AST FQ Absolute Return Currency Portfolio (1)
AST J.P. Morgan Global Thematic Portfolio (1)	AST Jennison Global Infrastructure Portfolio (1)
AST Goldman Sachs Multi-Asset Portfolio (1)	AST Goldman Sachs Strategic Income Portfolio (1)
ProFund VP Consumer Services (1)	AST Legg Mason Diversified Growth Portfolio (1)
ProFund VP Consumer Goods Portfolio (1)	AST AB Global Bond Portfolio (2)
ProFund VP Financials (1)	AST Goldman Sachs Global Income Portfolio (2)
ProFund VP Health Care (1)	AST Morgan Stanley Multi-Asset Portfolio (2)
ProFund VP Industrials (1)	AST Wellington Management Global Bond Portfolio (2)
ProFund VP Mid-Cap Growth (1)	AST Neuberger Berman Long/Short Portfolio (2)
ProFund VP Mid-Cap Value (1)	AST Wellington Management Real Total Return Portfolio (2)
ProFund VP Real Estate (1)	AST QMA International Core Equity Portfolio (2)
ProFund VP Small-Cap Growth (1)	AST Managed Alternatives Portfolio (2)
ProFund VP Small-Cap Value (1)	AST Emerging Managers Diversified Portfolio (2)
ProFund VP Telecommunications (1)	AST Columbia Adaptive Risk Allocation Portfolio (2)
ProFund VP Utilities (1)	Blackrock Global Allocation V.I. Fund (Class 3) (3)
ProFund VP Large-Cap Growth (1)	JP Morgan Insurance Trust Income Builder Portfolio (Class 2) (3)
ProFund VP Large-Cap Value (1)	NVIT Developing Markets Fund (4)
AST Boston Partners Large-Cap Value Portfolio (1)	Wells Fargo VT Small Cap Value Portfolio (5)
AST Jennison Large-Cap Growth Portfolio (1)	AST IVY Asset Strategy Portfolio (6)
AST Bond Portfolio 2020 (1)	AST Bond Portfolio 2027 (7)
AST Bond Portfolio 2017 (1)	NVIT Emerging Markets Fund (Class D) (8)
AST Bond Portfolio 2021 (1)	AST Bond Portfolio 2026 (9)
Wells Fargo VT International Equity Portfolio (Class 1) (1)
AST Bond Portfolio 2016 (1)

A 118

(1) Statement of net assets as of December 31, 2016, statement of operations for the year ended December 31, 2016, and statements of changes in net assets for the years ended December 31, 2016 and 2015

(2) Statement of net assets as of December 31, 2016, statement of operations for the year ended December 31, 2016, and statements of changes in net assets for the year ended December 31, 2016 and the period July 13, 2015 (commencement of operations) through December 31, 2015

(3) Statement of net assets as of December 31, 2016, statement of operations for the year ended December 31, 2016, and statements of changes in net assets for the year ended December 31, 2016 and the period August 24, 2015 (commencement of operations) through December 31, 2015

(4) Statement of net assets as of August 5, 2016 (date of expiration), statement of operations for the period January 1, 2016 through August 5, 2016, and statements of changes in net assets for the period January 1, 2016 through August 5, 2016 and the year ended December 31, 2015

(5) Statement of net assets as of April 29, 2016 (date of expiration), statement of operations for the period January 1, 2016 through April 29, 2016, and statements of changes in net assets for the period January 1, 2016 through April 29, 2016 and the year ended December 31, 2015

(6) Statement of net assets as of June 24, 2016 (date of expiration), statement of operations for the period January 1, 2016 through June 24, 2016, and statements of changes in net assets for the period January 1, 2016 through June 24, 2016 and July 13, 2015 (commencement of operations) through December 31, 2015

(7) Statement of net assets as of December 31, 2016, and statements of operations and of changes in net assets for the period January 4, 2016 (commencement of operations) through December 31, 2016
(8) Statement of net assets as of December 31, 2016, statements of operations and of changes in net assets for the period August 5, 2016 (commencement of operations) through December 31, 2016
(9) Statement of net assets as of December 31, 2016, statement of operations for the year ended December 31, 2016, and statements of changes in its net assets for the year ended December 31, 2016 and the period January 2, 2015 (commencement of operations) through December 31, 2015

/s/ PricewaterhouseCoopers LLP
New York, New York
March 24, 2017

A 119

PRUCO LIFE INSURANCE COMPANY

Management’s Annual Report on Internal Control Over Financial Reporting

Management of Pruco Life Insurance Company (together with its consolidated subsidiaries, the “Company”) is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2016, of the Company’s internal control over financial reporting, based on the framework established in Internal Control—Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission ("COSO"). Based on our assessment under that framework, management concluded that the Company’s internal control over financial reporting was effective as of December 31, 2016.

Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company’s assets that could have a material effect on our financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

This Annual Report does not include an attestation report of the Company’s registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management’s report was not subject to attestation by the Company’s registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management’s report in this Annual Report.

March 23, 2017

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Financial Position
As of December 31, 2016 and December 31, 2015 (in thousands, except share amounts)

	December 31, 2016	December 31, 2015
ASSETS
Fixed maturities, available-for-sale, at fair value (amortized cost: 2016 – $5,552,911; 2015 – $6,775,806)	$5,617,549	$6,840,932
Equity securities, available-for-sale, at fair value (cost: 2016 – $16,390; 2015 – $54,609)	16,756	51,973
Trading account assets, at fair value	35,328	64,612
Policy loans	1,166,456	1,143,303
Short-term investments	36,657	54,806
Commercial mortgage and other loans	1,150,381	1,658,235
Other long-term investments	344,463	379,237
Total investments	8,367,590	10,193,098
Cash and cash equivalents	96,157	370,286
Deferred policy acquisition costs	1,341,093	5,129,931
Accrued investment income	87,322	100,031
Reinsurance recoverables	28,674,226	22,691,491
Receivables from parent and affiliates	213,952	228,253
Deferred sales inducements	0	684,844
Other assets	279,222	59,578
Separate account assets	116,606,428	109,350,121
TOTAL ASSETS	$155,665,990	$148,807,633
LIABILITIES AND EQUITY
LIABILITIES
Policyholders’ account balances	$18,894,893	$17,204,824
Future policy benefits	16,503,260	15,198,755
Securities sold under agreements to repurchase	68,904	0
Cash collateral for loaned securities	74,976	40,416
Income taxes	97,400	138,639
Short-term debt to affiliates	0	180,000
Long-term debt to affiliates	0	1,204,000
Payables to parent and affiliates	73,628	72,791
Other liabilities	849,698	935,662
Separate account liabilities	116,606,428	109,350,121
TOTAL LIABILITIES	153,169,187	144,325,208
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 11)
EQUITY
Common stock ($10 par value; 1,000,000 shares authorized; 250,000 shares issued and outstanding)	2,500	2,500
Additional paid-in capital	986,062	779,973
Retained earnings	1,437,266	3,635,147
Accumulated other comprehensive income	70,975	64,805
TOTAL EQUITY	2,496,803	4,482,425
TOTAL LIABILITIES AND EQUITY	$155,665,990	$148,807,633
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Operations and Comprehensive Income
Years Ended December 31, 2016, 2015, and 2014 (in thousands)

	2016	2015	2014
REVENUES
Premiums	$(825,942)	$77,634	$66,206
Policy charges and fee income	787,195	2,156,387	2,071,039
Net investment income	375,950	416,587	404,018
Asset administration fees	84,443	362,321	377,127
Other income	31,107	55,515	57,827
Realized investment gains (losses), net:
Other-than-temporary impairments on fixed maturity securities	(18,020)	(1,514)	(483)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income	343	51	356
Other realized investment gains (losses), net	776,126	(207,075)	114,194
Total realized investment gains (losses), net	758,449	(208,538)	114,067
TOTAL REVENUES	1,211,202	2,859,906	3,090,284
BENEFITS AND EXPENSES
Policyholders’ benefits	(260,200)	299,150	353,697
Interest credited to policyholders’ account balances	301,220	374,211	368,315
Amortization of deferred policy acquisition costs	628,101	659,169	431,812
General, administrative and other expenses	220,733	1,030,014	1,019,723
TOTAL BENEFITS AND EXPENSES	889,854	2,362,544	2,173,547
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	321,348	497,362	916,737
Total income tax expense (benefit)	(73,869)	(10,641)	137,069
NET INCOME (LOSS)	$395,217	$508,003	$779,668
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	(8)	(507)	(723)
Net unrealized investment gains (losses):
Unrealized investment gains (losses) for the period	74,040	(164,799)	207,134
Reclassification adjustment for (gains) losses included in net income	(64,540)	(9,902)	(18,649)
Net unrealized investment gains (losses)	9,500	(174,701)	188,485
Other comprehensive income (loss), before tax	9,492	(175,208)	187,762
Less: Income tax expense (benefit) related to:
Foreign currency translation adjustments	(3)	(177)	(253)
Net unrealized investment gains (losses)	3,325	(61,145)	65,970
Total	3,322	(61,322)	65,717
Other comprehensive income (loss), net of tax	6,170	(113,886)	122,045
COMPREHENSIVE INCOME (LOSS)	$401,387	$394,117	$901,713
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Stockholder's Equity
Years Ended December 31, 2016, 2015 and 2014 (in thousands)

	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total Equity
Balance, December 31, 2013	$2,500	$804,237	$3,525,476	$56,646	$4,388,859
Contributed capital		0
Dividend to parent			(748,000)		(748,000)
Contributed (distributed) capital-parent/child asset transfers		(12,084)			(12,084)
Comprehensive income:
Net income (loss)			779,668		779,668
Other comprehensive income (loss), net of tax				122,045	122,045
Total comprehensive income (loss)					901,713
Balance, December 31, 2014	$2,500	$792,153	$3,557,144	$178,691	$4,530,488
Contributed capital		0
Dividend to parent			(430,000)		(430,000)
Contributed (distributed) capital-parent/child asset transfers		(12,180)			(12,180)
Comprehensive income:
Net income (loss)			508,003		508,003
Other comprehensive income (loss), net of tax				(113,886)	(113,886)
Total comprehensive income (loss)					394,117
Balance, December 31, 2015	$2,500	$779,973	$3,635,147	$64,805	$4,482,425
Contributed capital		205,000			205,000
Dividend to parent			(2,593,098)		(2,593,098)
Contributed (distributed) capital-parent/child asset transfers		1,089			1,089
Comprehensive income:
Net income (loss)			395,217		395,217
Other comprehensive income (loss), net of tax				6,170	6,170
Total comprehensive income (loss)					401,387
Balance, December 31, 2016	$2,500	$986,062	$1,437,266	$70,975	$2,496,803
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Cash Flows
Years Ended December 31, 2016, 2015 and 2014 (in thousands)

	2016	2015	2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$395,217	$508,003	$779,668
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Policy charges and fee income	113,501	(8,770)	(72,375)
Interest credited to policyholders’ account balances	301,220	374,211	368,315
Realized investment (gains) losses, net	(758,449)	208,538	(114,067)
Amortization and other non-cash items	(70,104)	(68,070)	(62,723)
Change in:
Future policy benefits	1,816,665	1,534,228	1,440,542
Reinsurance recoverables	(1,764,242)	(1,559,165)	(1,330,796)
Accrued investment income	12,709	(9,525)	(2,174)
Net payables to/receivables from parent and affiliates	(9,851)	20,299	18,037
Deferred policy acquisition costs	311,273	43,168	(194,907)
Income taxes	(45,147)	(36,879)	65,900
Derivatives, net	(198,861)	60,517	155,556
Other, net	(110,850)	76,374	26,716
Cash flows from (used in) operating activities	(6,919)	1,142,929	1,077,692
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	1,371,000	813,721	907,665
Short-term investments	260,027	823,112	409,804
Policy loans	137,778	135,449	121,644
Ceded policy loans	(8,989)	(9,129)	(9,753)
Commercial mortgage and other loans	209,263	219,379	113,073
Other long-term investments	12,479	15,633	5,361
Equity securities, available-for-sale	34,618	5,760	17,854
Trading account assets	1,595	1,500	1,375
Payments for the purchase/origination of:
Fixed maturities, available-for-sale	(2,465,763)	(1,719,015)	(1,340,010)
Short-term investments	(241,827)	(755,145)	(514,524)
Policy loans	(120,628)	(110,165)	(114,037)
Ceded policy loans	18,054	13,850	10,960
Commercial mortgage and other loans	(312,898)	(196,538)	(320,155)
Other long-term investments	(32,307)	(49,004)	(47,096)
Equity securities, available-for-sale	(5,000)	(31,063)	(45,101)
Trading account assets	0	(19,001)	(32,060)
Notes receivable from parent and affiliates, net	20,463	35,350	(7,831)
Derivatives, net	20,954	(12,164)	(11,329)
Other, net	(261)	(584)	616
Cash flows from (used in) investing activities	(1,101,442)	(838,054)	(853,544)
CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account deposits	4,289,697	3,839,784	2,966,388
Ceded policyholders’ account deposits	(2,430,570)	(1,109,311)	(672,242)
Policyholders’ account withdrawals	(2,505,219)	(2,134,373)	(1,730,977)
Ceded policyholders’ account withdrawals	1,072,151	50,016	46,690
Net change in securities sold under agreement to repurchase and cash collateral for loaned securities	103,463	(25,002)	(19,449)
Dividend to parent	0	(430,000)	(748,000)

Contributed capital	405,321	0	0
Contributed (distributed) capital - parent/child asset transfers	1,676	(18,739)	(17,306)
Net change in financing arrangements (maturities 90 days or less)	0	0	(2,900)
Proceeds from the issuance of debt (maturities longer than 90 days)	0	412,000	418,000
Repayments of debt (maturities longer than 90 days)	(125,000)	(739,000)	(571,000)
Drafts outstanding	22,713	5,084	14,357
Cash flows from (used in) financing activities	834,232	(149,541)	(316,439)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(274,129)	155,334	(92,291)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	370,286	214,952	307,243
CASH AND CASH EQUIVALENTS, END OF YEAR	$96,157	$370,286	$214,952
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid/(received)	$(28,772)	$26,237	$129,430
Interest paid	$16,263	$53,122	$62,664

Significant Non-Cash Transactions

Cash flows from investing and financing activities for the year ended December 31, 2016 excludes certain non-cash transactions related to the Variable Annuities Recapture. See Note 1 for additional information.

Cash flows from investing activities for the year ended December 31, 2014 excludes $178 million of decreases in fixed maturities, available-for-sale, commercial mortgages and private equity related to the amendments of the reinsurance agreements between Pruco Life Insurance Company and Prudential Universal Reinsurance Company (“PURC”), an affiliate.

Cash flows from investing activities for the year ended December 31, 2014 excludes $61 million of decreases in fixed maturities, available-for-sale related to the tax settlements with Prudential Financial, Inc., which are related to the amendments of the reinsurance agreements between the Pruco Life Insurance Company and Universal Prudential Arizona Reinsurance Company (“UPARC”), an affiliate, and between the Pruco Life Insurance Company and PURC.

See Note 12 to the Consolidated Financial Statements for more information on the reinsurance transactions mentioned above.

See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements

1. BUSINESS AND BASIS OF PRESENTATION

Pruco Life Insurance Company, (“Pruco Life”) is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential Insurance”), which in turn is a direct wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Pruco Life is a stock life insurance company organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all States except New York, and sells such products primarily through affiliated and unaffiliated distributors.

Pruco Life has two subsidiaries, including one wholly-owned insurance subsidiary, Pruco Life Insurance Company of New Jersey, (“PLNJ”) and one indirect subsidiary formed in 2009 for the purpose of holding certain commercial loan investments. Pruco Life and its subsidiaries are together referred to as the "Company", "we" or "our" and all financial information is shown on a consolidated basis.

PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York only.

Through March 31, 2016, the Company reinsured the majority of its variable annuity living benefit guarantees to an affiliated reinsurance company, Pruco Reinsurance, Ltd. ("Pruco Re"). Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re. In addition, the Company reinsured variable annuity base contracts, along with the living benefit guarantees, to Prudential Annuities Life Assurance Corporation ("PALAC"), excluding the PLNJ business, which was reinsured to Prudential Insurance, in each case under a coinsurance and modified coinsurance agreement. These reinsurance agreements cover new and in force business and exclude business reinsured externally. The product risks related to the reinsured business are being managed in PALAC and Prudential Insurance. In addition, the living benefit hedging program related to the reinsured living benefit guarantees is being managed within PALAC and Prudential Insurance as applicable. These series of transactions are collectively referred to as the "Variable Annuities Recapture".

The financial statement impacts of these transactions were as follows:

Affected Financial Statement Lines Only

Interim Statement of Financial Position

	Balance as of March 31, 2016	Impacts of Recapture	Impacts of Reinsurance	Total
	(in millions)
ASSETS
Total investments(1)	$10,702	$4,166	$(7,719)	$7,149
Cash and cash equivalents	496	0	12	508
Deferred policy acquisition costs	4,565	0	(3,449)	1,116
Reinsurance recoverables	24,781	(6,312)	10,267	28,736
Deferred sales inducements	550	0	(550)	0
Other assets	94	0	211	305
Income taxes	0	0	23	23
TOTAL ASSETS	151,859	(2,146)	(1,205)	148,508
LIABILITIES AND EQUITY
LIABILITIES
Income taxes	$91	$17	$0	$108
Short-term and long-term debt to affiliates(2)	1,385	0	(1,384)	1
Other liabilities	870	0	0	870
TOTAL LIABILITIES	147,554	17	(1,384)	146,187
EQUITY
Retained earnings(3)	3,337	(2,163)	258	1,432
Accumulated other comprehensive income	180	0	(79)	101
TOTAL EQUITY	4,305	(2,163)	179	2,321
TOTAL LIABILITIES AND EQUITY	151,859	(2,146)	(1,205)	148,508

Significant Non-Cash Transactions

(1)
The decline in total investments includes non-cash activities of $7.7 billion for asset transfers related to the reinsurance transaction with PALAC and Prudential Insurance, partially offset by $4.2 billion of assets received related to the recapture transaction with Pruco Re.

(2)
The Company received ceding commissions of $3.6 billion and $0.4 billion from PALAC and Prudential Insurance, respectively, of which $1.1 billion and $0.1 billion were in the form of reassignment of debt to PALAC and Prudential Insurance, respectively.

(3)	Retained earnings includes dividends of $2.8 billion to Prudential Insurance, and then distributed to Prudential Financial, as part of the Variable Annuities Recapture.

Statement of Operations and Comprehensive Income (Loss)
Day 1 Impact of the Variable Annuities Recapture

	Impacts of Recapture	Impacts of Reinsurance	Total Impacts
	(in millions)
REVENUES
Premiums	$0	$(880)	$(880)
Realized investment gains (losses), net	(2,146)	2,951	805
TOTAL REVENUES	(2,146)	2,071	(75)
BENEFITS AND EXPENSES
Policyholders' benefits	0	(547)	(547)
General, administrative and other expenses	0	(211)	(211)
TOTAL BENEFITS AND EXPENSES	0	(758)	(758)
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	(2,146)	2,829	683
Income tax expense (benefit)	17	(23)	(6)
NET INCOME (LOSS)	$(2,163)	$2,852	$689

As part of the Variable Annuities Recapture, the Company received invested assets of $4.2 billion as consideration from Pruco Re, which is equivalent to the amount of statutory reserve credit taken as of March 31, 2016 and unwound the associated reinsurance recoverable of $6.3 billion. As a result, the Company recognized a loss of $2.1 billion immediately.

As part of the Variable Annuities Recapture, the Company transferred invested assets of $7 billion and $0.7 billion to PALAC and Prudential Insurance, respectively, and established reinsurance recoverables of $10.3 billion. In addition, the Company received ceding commissions of $3.6 billion and $0.4 billion from PALAC and Prudential Insurance, respectively, of which $1.1 billion and $0.1 billion were in the form of reassignment of debt to PALAC and Prudential Insurance, respectively. Also, the Company unwound its deferred policy acquisition costs ("DAC") and deferred sales inducements ("DSI") balances related to its variable annuity contracts as of March 31, 2016, which was equivalent to the ceding commission. For the reinsurance of the variable annuity base contracts, the Company recognized a loss of $0.2 billion, which was deferred and will subsequently be amortized through General, administrative and other expenses. For the reinsurance of the living benefit guarantees, the Company recognized a benefit of $2.8 billion immediately since the reinsurance contract is accounted for as a free-standing derivative.

The Company paid a dividend of $2.6 billion to Prudential Insurance, which was then distributed to Prudential Financial.

The following table summarizes the asset transfers related to Variable Annuities Recapture between the Company and its affiliates.

Affiliate	Period	Transaction	Security Type	Fair Value	Book Value	APIC and Retained Earnings Increase/(Decrease)	Realized Investment Gain/(Loss), Net
				(in millions)
Pruco Re	Apr - June 2016	Purchase	Derivatives	$4,166	$4,166	$0	$0
PALAC	Apr - June 2016	Sale	Fixed Maturity, Trading Account Assets, Commercial Mortgages, Derivatives and JV/LP Investments	$(6,994)	$(6,872)	$0	$122
Prudential Insurance	Apr - June 2016	Dividend	Fixed Maturity	$(19)	$(19)	$(19)	$0
Prudential Insurance	Apr - June 2016	Sale	Fixed Maturity, Trading Account Assets, Equity Securities, Commercial Mortgages and Derivatives	$(717)	$(703)	$15	$0

Basis of Presentation

The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Intercompany balances and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining DAC and related amortization; amortization of DSI; valuation of investments including derivatives and the recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; reinsurance recoverables; provision for income taxes and valuation of deferred tax assets; and accruals for contingent liabilities, including estimates for losses in connection with unresolved legal matters.

Out of Period Adjustments

As previously disclosed in its Annual Report on Form 10-K for the year ended December 31, 2015, during 2015, the Company recorded out of period adjustments resulting in a net decrease of $32 million to "Income (loss) from operations before income taxes" for the year ended December 31, 2015. These adjustments primarily relate to reserve, DAC and related amortization impacts for certain variable annuities products with optional living benefit guarantees. Management has evaluated the impact of all out of period adjustments, both individually and in the aggregate, and concluded that they are not material to any previously reported quarterly or annual financial statements.

Revision to Prior Period Consolidated Financial Statements

In 2016, the Company identified errors in the calculation of reserves for certain individual life products that impacted several line items within our previously issued consolidated financial statements. Prior period amounts have been revised in the Consolidated Financial Statements and related disclosures to correct these errors. In addition, the Company identified errors in the presentation of certain activity related to the Variable Annuities Recapture that impacted several line items within our previously issued Consolidated Statements of Cash Flows. While these items affect the subtotals of cash flows from operating, investing and financing activities, they have no impact on the net increase (decrease) in cash and cash equivalents for the previous reported periods. Prior period amounts to be presented in subsequent quarterly 10-Q filings will be revised. Management evaluated these adjustments and concluded they were not material to any previously reported quarterly or annual financial statements. See Note 16 for a more detailed description of the revisions and for comparisons of amounts previously reported to the revised amounts.

Reclassifications

Certain amounts in prior periods have been reclassified to conform to the current period presentation.

2. SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS

Investments

The Company’s principal investments are fixed maturities; equity securities; commercial mortgage and other loans; policy loans; other long-term investments, including joint ventures (other than operating joint ventures), limited partnerships, and real estate; and short-term investments. The accounting policies related to each are as follows:

Fixed maturities, available-for-sale, at fair value are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as “available-for-sale” are carried at fair value. See Note 9 for additional information regarding the determination of fair value. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts over the contractual lives of the investments. Interest income, and amortization of premium and accretion of discount are included in “Net investment income” under the effective yield method. Additionally, prepayment premiums are also included in “Net investment income”. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral, including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of OTTI recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to "Net investment income" in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an OTTI has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Unrealized gains and losses on fixed maturities classified as “available-for-sale,” net of tax, are included in “Accumulated other comprehensive income (loss)” (“AOCI”).

Trading account assets, at fair value represents equity securities held in support of a deferred compensation plan and other fixed maturity securities carried at fair value. Realized and unrealized gains and losses for these investments are reported in “Other income.” Interest and dividend income from these investments is reported in “Net investment income.”

Equity securities, available-for-sale, at fair value is comprised of common stock and non-redeemable preferred stock, and are carried at fair value. The associated unrealized gains and losses, net of tax, and the effect on DAC, DSI, future policy benefits, reinsurance recoverables and policyholders’ account balances that would result from the realization of unrealized gains and losses, are included in AOCI. The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividends from these investments are generally recognized in “Net investment income” on the ex-dividend date.

Commercial mortgage and other loans consists of commercial mortgage loans, agricultural property loans and uncollateralized loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances.

Interest income, and the amortization of the related premiums or discounts, are included in “Net investment income” under the effective yield method. Prepayment fees are also included in “Net investment income".

Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines “past due” as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company’s assessment as to the collectability of the principal. See Note 3 for additional information about the Company’s past due loans.

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of two categories. Loans are classified as “closely monitored” when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans “not in good standing” are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.

Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A loan-to-value ratio less than 100% indicates an excess of collateral value over the loan amount. The debt service coverage ratio compares a property’s net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan’s current debt payments. A debt service coverage ratio greater than 1.0 times indicates an excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company’s periodic review of the commercial mortgage loan and agricultural property loan portfolios, which includes an internal appraisal of the underlying collateral value. The Company’s periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, and estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company’s commercial mortgage and agricultural loan portfolios.

The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans, the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolios consider the current credit composition of the portfolio based on an internal quality rating (as described above). The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed and updated as appropriate.

The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. “Realized investment gains (losses), net” includes changes in the allowance for losses. “Realized investment gains (losses), net” also includes gains and losses on sales, certain restructurings, and foreclosures.

When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down of the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.

See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.

Policy loans are carried at unpaid principal balances. Interest income on policy loans is recognized in “Net investment income” at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Other long-term investments consist of the Company’s investments in joint ventures and limited partnerships, other than operating joint ventures, as well as wholly-owned investment real estate and other investments. Joint venture and partnership interests are accounted for using the equity method of accounting, the cost method when the Company’s partnership interest is so minor (generally less than 3%) that it exercises virtually no influence over operating and financial policies, or the fair value option where elected. The Company’s income from investments in joint ventures and partnerships accounted for using the equity method or the cost method, other than the Company’s investments in operating joint ventures, is included in “Net investment income”. The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method or the cost method (including assessment for OTTI), the Company uses financial information provided by the investee, generally on a one to three month lag.

Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value and include certain money market investments, funds managed similar to regulated money market funds, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.

Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sales of fixed maturity securities, equity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net OTTI recognized in earnings. Realized investment gains and losses also reflect changes in the allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See “Derivative Financial Instruments” below for additional information regarding the accounting for derivatives.

The Company’s available-for-sale securities with unrealized losses are reviewed quarterly to identify OTTI in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer. With regard to available-for-sale equity securities, the Company also considers the ability and intent to hold the investment for a period of time to allow for a recovery of value. When it is determined that a decline in value of an equity security is other-than-temporary, the carrying value of the equity security is reduced to its fair value, with a corresponding charge to earnings.

An OTTI is recognized in earnings for a debt security in an unrealized loss position when the Company either (1) has the intent to sell the debt security or (2) it is more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment, an OTTI is recognized.

When an OTTI of a debt security has occurred, the amount of the OTTI recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the OTTI recognized in earnings is equal to the entire difference between the security’s amortized cost basis and its fair value at the impairment measurement date. For OTTI of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in “Other comprehensive income (loss)” (“OCI”). Unrealized gains or losses on securities for which an OTTI has been recognized in earnings is tracked as a separate component of AOCI.

The split between the amount of an OTTI recognized in other comprehensive income (loss) and the net amount recognized in earnings for debt securities is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security’s position within the capital structure of the issuer.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.

Unrealized investment gains and losses are also considered in determining certain other balances, including DAC, DSI, certain future policy benefits, reinsurance recoverables, policyholders’ account balances and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments, funds managed similar to regulated money market funds, and other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in “Trading account assets, at fair value.” The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.

Deferred Policy Acquisition Costs

Costs that are related directly to the successful acquisition of new and renewal insurance and annuity business are deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily includes commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. In each reporting period, capitalized DAC is amortized to “Amortization of deferred policy acquisition costs”, net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

DAC related to universal and variable life products and fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive future equity return assumptions. However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. Gross profits also include impacts from the embedded derivatives associated with certain of the optional living benefit features of the Company’s variable annuity contracts and related hedging activities. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial (an SEC registrant) and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 12. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. The effect of changes to total gross profits on unamortized DAC is reflected in the period such total gross profits are revised. DAC related to non-participating traditional individual life insurance is amortized in proportion to gross premiums.

For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a non-integrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. See Note 4 for additional information regarding DAC.

Deferred Sales Inducements

The Company offers various types of sales inducements to contractholders primarily related to fixed and variable deferred annuity contracts. The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. Sales inducements balances are subject to periodic recoverability testing. The Company records amortization of deferred sales inducements in “Interest credited to policyholders’ account balances.” Deferred sales inducements for applicable products are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. See Note 6 for additional information regarding sales inducements.

Reinsurance recoverables

Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates and third-party reinsurers. For additional information about these affiliated arrangements see Note 12.

Separate Account Assets and Liabilities

Separate account assets are reported at fair value and represent segregated funds that are invested for certain contractholders and other customers. The assets consist primarily of equity securities and real estate related investments. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the contractholders, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities primarily represent the contractholders’ account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See Note 6 to the Consolidated Financial Statements for additional information regarding separate account arrangements with contractual guarantees. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company’s consolidated results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in “Policy charges and fee income”. Asset administration fees charged to the accounts are included in “Asset administration fees”.

Other Assets and Other Liabilities

Other assets consist primarily of premiums due, deferred loss on reinsurance with affiliates and receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, reinsurance payables, technical overdrafts, deferred gain on reinsurance with affiliates and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

Future Policy Benefits

The Company’s liability for future policy benefits includes liabilities related to certain long-duration life and annuity contracts, which are discussed more fully in Note 6. These liabilities represent reserves for the guaranteed minimum death and optional living benefit features on our variable annuity products and no lapse guarantees for our variable and universal life products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 6 and Note 9.

The Company’s liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have fixed and guaranteed terms, where the timing and amount of payment depends on policyholder mortality and maintenance expenses less the present value of future net premiums. Expected mortality is generally based on Company experience, industry data, and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality, morbidity and interest rate assumptions are “locked-in” upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves do not include a provision for the risk of adverse deviation. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 5 for additional information regarding future policy benefits.

Policyholders’ Account Balances

The Company’s liability for policyholders’ account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. These policyholders’ account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues.

Securities repurchase and resale agreements and securities loaned transactions

Securities repurchase and resale agreements and securities loaned transactions are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities repurchase agreements or securities loaned transactions, the Company transfers U.S. and foreign debt and equity securities, as well as U.S. government and government agency securities and receives cash as collateral. As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company’s policy is to take possession or control of the securities either directly or through a third party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. The majority of these transactions are with large brokerage firms and large banks. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. The Company obtains collateral in an amount at least equal to 95% of the fair value of the securities sold.

Securities to be repurchased are the same, or substantially the same, as those sold. The majority of these transactions are with highly rated money market funds. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as “Net investment income”; however, for transactions used for funding purposes, the associated borrowing cost is reported as interest expense (included in “General, administrative and other expenses”).

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company’s securities loaned transactions are with large brokerage firms and large banks. Income and expenses associated with securities loaned transactions used to earn spread income are reported as “Net investment income”; however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in “General, administrative and other expenses”).

Contingent Liabilities

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Insurance Revenue and Expense Recognition

Premiums from individual life products, other than universal and variable life contracts, are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is generally deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium method.

Premiums from single premium immediate annuities with life contingencies are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium is generally deferred and recognized into revenue based on expected future benefit payments. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium method.

Certain individual annuity contracts provide the contractholder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts. The Company also provides contracts with certain living benefits which are considered embedded derivatives. See Note 6 for additional information regarding these contracts.

Amounts received as payment for universal or variable individual life contracts, deferred fixed or variable annuities and other contracts without life contingencies are reported as deposits to “Policyholders’ account balances” and/or “Separate account liabilities.” Revenues from these contracts are reflected in “Policy charges and fee income” consisting primarily of fees assessed during the period against the policyholders’ account balances for mortality and other benefit charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of deposits in the Company’s general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders’ account balances and amortization of DAC and DSI.

Asset Administration Fees

The Company receives asset administration fee income on contractholders’ account balances invested in The Prudential Series Funds, which are a portfolio of mutual fund investments related to the Company’s separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust (see Note 14). In addition, the Company receives fees from contractholders’ account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.

Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk ("NPR") used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter (“OTC”) market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 10, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of the effective portion of cash flow hedges. Cash flows from derivatives are reported in the operating, investing or financing activities sections in the Consolidated Statements of Cash Flows based on the nature and purpose of the derivative.

Derivatives are recorded either as assets, within “Other long-term investments”, or as liabilities, within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.

The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge); or (2) a derivative that does not qualify for hedge accounting.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in “Realized investment gains (losses), net".

The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the Consolidated Statements of Operations line item associated with the hedged item.

If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. The component of AOCI related to discontinued cash flow hedges is reclassified to the Consolidated Statements of Operations line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in “Realized investment gains (losses), net”. Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in “Realized investment gains (losses), net”.

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in “Realized investment gains (losses), net” without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that contain derivative instruments that are “embedded” in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in “Realized investment gains (losses), net.” For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to classify the entire instrument as a trading account asset and report it within “Trading account assets, at fair value".

The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company had reinsurance agreements to transfer the risks related to certain of these benefit features to an affiliate, Pruco Re through March 31, 2016. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re. In addition, the Company reinsured variable annuity base contracts, along with the living benefit guarantees, to PALAC, excluding the PLNJ business, which was reinsured to Prudential Insurance, in each case under a coinsurance and modified coinsurance agreement. See Note 1 for additional information. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in “Future policy benefits" and “Reinsurance recoverables”. Changes in the fair value are determined using valuation models as described in Note 9 and are recorded in “Realized investment gains (losses), net".

The Company, excluding its subsidiaries, also sells certain universal life products that contain a no lapse guarantee provision that is reinsured with an affiliate, UPARC. The reinsurance of this no lapse guarantee results in an embedded derivative that incurs market risk primarily in the form of interest rate risk. Interest rate sensitivity can result in changes in the reinsurance recoverables that are carried at fair value and included in “Reinsurance recoverables,” which charges are recorded in “Realized investment gains (losses), net". The Company amended or entered into multiple reinsurance transactions (see Note 12). The settlement of recapture and coinsurance premiums related to these reinsurance transactions occurred subsequent to the effective date of the reinsurance transaction. As a result, the recapture and coinsurance premiums were treated as if settled on the effective date and adjusted for the time elapsed between this date and the settlement date. This adjustment was equal to the earned interest and changes in market values from the effective date through the settlement date related to fixed maturity securities from an asset portfolio within the affiliate company. This settlement feature was accounted for as a derivative.

Short-Term and Long-Term Debt

Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within “General, administrative and other expenses” in the Company’s Consolidated Statements of Operations. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items the Company intends to refinance on a long-term basis in the near term. See Note 14 for additional information regarding short-term and long-term debt.

Income Taxes

The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company’s tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company’s Consolidated Statements of Operations. Deferred tax liabilities generally represent tax expense recognized in the Company’s financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company’s tax returns but have not yet been recognized in the Company’s financial statements.

The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company’s deferred tax assets and establish a valuation allowance if necessary to reduce the Company’s deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. See Note 8 for a discussion of factors considered when evaluating the need for a valuation allowance.

U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process, the first step being recognition. The Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.

The Company’s liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards (“tax attributes”), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense. See Note 8 for additional information regarding income taxes.

Recent Accounting Pronouncements

Changes to U.S. GAAP are established by the Financial Accounting Standards Board ("FASB") in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification.

The Company considers the applicability and impact of all ASU. ASU listed below include those that have been adopted during the current fiscal year and/or those that have been issued but not yet adopted as of the date of this filing. ASU not listed below were assessed and determined to be either not applicable or not material.

There have been no ASU adopted during the current year ended December 31, 2016.

ASU issued but not yet adopted as of the reporting date December 31, 2016

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2014-09, Revenue from Contracts with Customers (Topic 606)
The ASU is based on the core principle that revenue is recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The standard also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, and assets recognized from the costs to obtain or fulfill a contract with a customer. Revenue recognition for insurance contracts and financial instruments are explicitly scoped out of the standard.

January 1, 2018 using one of two retrospective application methods (early adoption permitted beginning January 1, 2017).
                                           The Company plans to adopt the standard on January 1, 2018 using the modified retrospective application.

Given that insurance contracts and financial instruments are explicitly scoped out of the standard, the Company does not expect the adoption of the ASU to have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities
The ASU revises an entity’s accounting related to the classification and measurement of certain equity investments and the presentation of certain fair value changes for financial liabilities measured at fair value. The standard also amends certain disclosure requirements associated with the fair value of financial instruments.
January 1, 2018 using the modified retrospective method. The amendments are to be applied prospectively as they relate to equity investments without readily determinable fair value.
The Company’s equity investments, except for those accounted for using the equity method, will generally be carried on the Consolidated Statements of Financial Position at fair value with changes in fair value reported in current earnings. The Company is continuing to assess additional impacts of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.

ASU 2016-02, Leases (Topic 842)
This ASU ensures that assets and liabilities from all outstanding lease contracts are recognized on the balance sheet (with limited exception). The ASU substantially changes a Lessee’s accounting for leases and requires the recording on balance sheet of a right-of-use asset and liability to make lease payments for most leases. A Lessee will continue to recognize expense in its income statement in a manner similar to the requirements under the current lease accounting standard. For Lessors, the standard modifies classification criteria and accounting for sales-type and direct financing leases and requires a Lessor to derecognize the carrying value of the leased asset that is considered to have been transferred to a Lessee and record a lease receivable and residual asset (receivable and residual approach). The standard also eliminates the real estate specific provisions of the current standard (i.e., sale-leaseback).
		January 1, 2019 using the modified retrospective method (with early adoption permitted).	The Company is currently assessing the impact of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-13, Financial Instruments-Credit Losses (Topic326): Measurement of Credit Losses on Financial Instruments
This ASU provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures (e.g., loans held for investment, debt securities held to maturity, reinsurance receivables, net investments in leases and loan commitments). The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The standard also modifies the current other-than-temporary impairment standard for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing standard for purchased credit deteriorated loans and debt securities.

January 1, 2020 using the modified retrospective method, however prospective application is required for purchased credit deteriorated assets previously accounted for under ASU 310-30 and for debt securities for which an other-than-temporary-impairment was recognized prior to the date of adoption. Early adoption is permitted beginning January 1, 2019.
The Company is currently assessing the impact of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force)
This ASU addresses diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The standard provides clarity on the treatment of eight specifically defined types of cash inflows and outflows.
		January 1, 2018 using the retrospective method (with early adoption permitted provided that all amendments are adopted in the same period).	The Company is currently assessing the impact of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
Update 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash
In November 2016, the FASB issued this ASU to address diversity in practice from entities classifying and presenting transfers between cash and restricted cash as operating, investing, or financing activities, or as a combination of those activities in the Statement of Cash Flows. The ASU requires entities to show the changes in the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the Statement of Cash Flows. As a result, transfers between such categories will no longer be presented in the Statement of Cash Flows.
		January 1, 2018 using the retrospective method (with early adoption permitted).	The Company is currently assessing the impact of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements

3. INVESTMENTS

Fixed Maturities and Equity Securities

The following tables provide information relating to fixed maturities and equity securities (excluding investments classified as trading) as of the dates indicated:

	December 31, 2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$154,180	$6,593	$33	$160,740	$0
Obligations of U.S. states and their political subdivisions	618,447	14,592	6,553	626,486	0
Foreign government bonds	111,025	2,143	4,386	108,782	0
Public utilities	706,536	33,950	10,519	729,967	0
Redeemable preferred stock	4,136	834	156	4,814	0
All other U.S. public corporate securities	1,802,350	67,908	28,846	1,841,412	(215)
All other U.S. private corporate securities	714,776	14,555	7,702	721,629	(236)
All other foreign public corporate securities	216,428	7,371	4,127	219,672	0
All other foreign private corporate securities	577,761	4,866	33,455	549,172	0
Asset-backed securities(1)	184,414	5,164	562	189,016	(2,534)
Commercial mortgage-backed securities	382,717	5,783	5,829	382,671	0
Residential mortgage-backed securities(2)	80,141	3,355	308	83,188	(274)
Total fixed maturities, available-for-sale	$5,552,911	$167,114	$102,476	$5,617,549	$(3,259)
Equity securities, available-for-sale:
Common stocks:
Mutual funds	$16,324	$441	$124	$16,641
Public utilities	66	2	28	40
Industrial, miscellaneous & other	0	75	0	75
Total equity securities, available-for-sale	$16,390	$518	$152	$16,756

(1)	Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of OTTI losses in AOCI, which were not included in earnings. Amount excludes $8 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

	December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$87,107	$7,170	$228	$94,049	$0
Obligations of U.S. states and their political subdivisions	602,508	24,219	1,958	624,769	0
Foreign government bonds	70,107	3,094	2,791	70,410	0
Public utilities	790,038	30,862	18,402	802,498	0
Redeemable preferred stock	5,316	1,530	145	6,701	0
All other U.S. public corporate securities	2,138,358	81,905	61,142	2,159,121	(217)
All other U.S. private corporate securities	1,085,345	26,299	13,963	1,097,681	0
All other foreign public corporate securities	270,063	8,230	6,508	271,785	0
All other foreign private corporate securities	784,283	9,933	42,528	751,688	0
Asset-backed securities(1)	431,578	6,203	2,650	435,131	(3,056)
Commercial mortgage-backed securities	396,160	10,614	2,429	404,345	0
Residential mortgage-backed securities(2)	114,943	7,876	65	122,754	(690)
Total fixed maturities, available-for-sale	$6,775,806	$217,935	$152,809	$6,840,932	$(3,963)
Equity securities, available-for-sale:
Common stocks:
Mutual funds	$54,543	$256	$3,030	$51,769
Public utilities	66	2	29	39
Industrial, miscellaneous & other	0	165	0	165
Total equity securities, available-for-sale	$54,609	$423	$3,059	$51,973

(1)	Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of OTTI losses in AOCI, which were not included in earnings. Amount excludes $9 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

The following tables show the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities and equity securities have been in a continuous unrealized loss position, at December 31 for the years indicated:

	2016
	Less than twelve months		Twelve months or more		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$603	$33	$0	$0	$603	$33
Obligations of U.S. states and their political subdivisions	239,146	6,553	0	0	239,146	6,553
Foreign government bonds	81,074	4,055	1,690	331	82,764	4,386
Public utilities	207,226	7,847	21,394	2,672	228,620	10,519
Redeemable preferred stock	0	0	0	156	0	156
All other U.S. public corporate securities	568,763	20,695	73,575	8,151	642,338	28,846
All other U.S. private corporate securities	232,561	6,082	29,071	1,620	261,632	7,702
All other foreign public corporate securities	86,492	3,188	5,433	939	91,925	4,127
All other foreign private corporate securities	236,512	13,604	101,858	19,851	338,370	33,455
Asset-backed securities	37,355	492	49,346	70	86,701	562
Commercial mortgage-backed securities	191,674	5,827	947	2	192,621	5,829
Residential mortgage-backed securities	36,224	302	1,045	6	37,269	308
Total fixed maturities, available-for-sale	$1,917,630	$68,678	$284,359	$33,798	$2,201,989	$102,476
Equity securities, available-for-sale	$0	$0	$2,965	$152	$2,965	$152

	2015
	Less than twelve months		Twelve months or more		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$5,985	$228	$0	$0	$5,985	$228
Obligations of U.S. states and their political subdivisions	77,756	1,958	0	0	77,756	1,958
Foreign government bonds	44,854	1,940	1,813	851	46,667	2,791
Public utilities	323,086	13,151	26,094	5,251	349,180	18,402
Redeemable preferred stock	0	145	0	0	0	145
All other U.S. public corporate securities	802,158	49,343	61,110	11,799	863,268	61,142
All other U.S. private corporate securities	323,218	12,476	17,103	1,487	340,321	13,963
All other foreign public corporate securities	121,662	5,098	6,079	1,410	127,741	6,508
All other foreign private corporate securities	284,191	14,089	154,791	28,439	438,982	42,528
Asset-backed securities	249,084	1,565	93,675	1,085	342,759	2,650
Commercial mortgage-backed securities	129,765	2,350	4,221	79	133,986	2,429
Residential mortgage-backed securities	18,435	59	1,519	6	19,954	65
Total fixed maturities, available-for-sale	$2,380,194	$102,402	$366,405	$50,407	$2,746,599	$152,809
Equity securities, available-for-sale	$35,869	$2,339	$9,281	$720	$45,150	$3,059

The gross unrealized losses on fixed maturity securities at December 31, 2016 and 2015, were composed of $93.3 million and $133.6 million, respectively, related to high or highest quality securities based on the National Association of Insurance Commissioners (“NAIC”) or equivalent rating and $9.2 million and $19.2 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. At December 31, 2016, the $33.8 million of gross unrealized losses of twelve months or more was concentrated in the energy, finance and utility sectors of the Company’s corporate securities. At December 31, 2015, the $50.4 million of gross unrealized losses of twelve months or more was concentrated in the energy, consumer non-cyclical, utility and finance sectors of the Company’s corporate securities. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these securities was not warranted at December 31, 2016 or 2015. These conclusions were based on a detailed analysis of the underlying credit and cash flows on each security. The gross unrealized losses were primarily attributable to interest rate increases. At December 31, 2016, the Company did not intend to sell these securities, and it is not more likely than not that the Company will be required to sell these securities before the anticipated recovery of the remaining amortized cost basis.

At December 31, 2016, gross unrealized losses related to equity securities representing declines in value of greater than 20% were $0.0 million, all of which had been in that position for more than twelve months. At December 31, 2015, gross unrealized losses related to equity securities representing declines in value of greater than 20% were $0.0 million, none of which had been in that position for more than twelve months. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these equity securities was not warranted at either December 31, 2016 or 2015.

The amortized cost and fair value of fixed maturities by contractual maturities at December 31, 2016, were as follows:

	Available-for-Sale
	Amortized Cost	Fair Value
	(in thousands)
Due in one year or less	$222,580	$220,785
Due after one year through five years	695,311	713,491
Due after five years through ten years	950,127	941,499
Due after ten years	3,037,621	3,086,899
Asset-backed securities	184,414	189,016
Commercial mortgage-backed securities	382,717	382,671
Residential mortgage-backed securities	80,141	83,188
Total fixed maturities, available-for-sale	$5,552,911	$5,617,549

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed and residential mortgage-backed securities are shown separately in the table above as they are not due at a single maturity date.

The following table depicts the sources of fixed maturity and equity security proceeds and related investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities for the years indicated:

	2016	2015	2014
		(in thousands)
Fixed maturities, available-for-sale:
Proceeds from sales(1)	$833,562	$171,589	$245,618
Proceeds from maturities/repayments(1)	495,969	642,503	656,249
Gross investment gains from sales, prepayments and maturities	94,262	12,496	20,394
Gross investment losses from sales and maturities	(10,475)	(1,528)	(2,704)
Equity securities, available-for-sale:
Proceeds from sales(2)	$34,618	$5,732	$17,873
Gross investment gains from sales	363	400	1,085
Gross investment losses from sales	(1,933)	0	0
Fixed maturity and equity security impairments:
Net writedowns for other-than-temporary impairment losses on fixed maturities recognized in earnings(3)	$(17,677)	$(1,463)	$(127)
Writedowns for impairments on equity securities	0	(3)	0

(1)	Includes $(1.5) million, $0.4 million and $(5.8) million of non-cash related proceeds for the years ended December 31, 2016, 2015 and 2014, respectively.

(2)
Includes $(0.0) million and $0.0 million of non-cash related proceeds for the years ended December 31, 2015 and 2014. There were no non-cash related proceeds included for the year ended December 31, 2016.

(3)
Excludes the portion of OTTI recorded in OCI representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of the impairment.

As discussed in Note 2, a portion of certain OTTI losses on fixed maturity securities is recognized in OCI. For these securities, the net amount recognized in earnings (“credit loss impairments”) represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in OCI. The following table sets forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts:

	Year Ended December 31,
	2016	2015
	(in thousands)
Balance, beginning of period	$7,041	$8,729
Credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(1,294)	(1,719)
Credit loss impairments recognized in the current period on securities not previously impaired	522	0
Additional credit loss impairments recognized in the current period on securities previously impaired	6	71
Increases due to the passage of time on previously recorded credit losses	242	213
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(339)	(253)
Assets transferred to parent and affiliates	(658)	0
Balance, end of period	$5,520	$7,041

Trading Account Assets

The following table sets forth the composition of “Trading account assets” as of the dates indicated:

	December 31, 2016		December 31, 2015
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(in thousands)
Fixed maturities	$23,555	$19,558	$50,565	$46,364
Equity securities	11,929	15,770	14,761	18,248
Total trading account assets	$35,484	$35,328	$65,326	$64,612

The net change in unrealized gains (losses) from trading account assets still held at period end, recorded within “Other income,” was $0.6 million, $(3.4) million and $(0.7) million during the years ended December 31, 2016, 2015 and 2014, respectively.

Commercial Mortgage and Other Loans

The Company’s commercial mortgage and other loans were comprised as follows, as of the dates indicated:

	December 31, 2016		December 31, 2015
	Amount (in thousands)	% of Total	Amount (in thousands)	% of Total
Commercial mortgage and agricultural property loans by property type:
Retail	$243,225	21.1%	$440,767	26.7%
Apartments/Multi-Family	318,667	27.7	445,379	27.0
Industrial	185,682	16.1	254,884	15.4
Office	161,980	14.1	226,332	13.6
Other	124,465	10.8	92,581	5.6
Hospitality	54,597	4.7	85,910	5.2
Total commercial mortgage loans	1,088,616	94.5	1,545,853	93.5
Agricultural property loans	63,323	5.5	106,623	6.5
Total commercial mortgage and agricultural property loans by property type	1,151,939	100.0%	1,652,476	100.0%
Valuation allowance	(1,558)		(2,651)
Total net commercial mortgage and agricultural property loans by property type	1,150,381		1,649,825
Other loans:
Uncollateralized loans	0		8,410
Valuation allowance	0		0
Total net other loans	0		8,410
Total commercial mortgage and other loans	$1,150,381		$1,658,235

The commercial mortgage and agricultural property loans were geographically dispersed throughout the United States (with the largest concentrations in California (23%), Texas (15%), and Illinois (7%)) and included loans secured by properties in Australia and Europe at December 31, 2016.

Activity in the allowance for credit losses for all commercial mortgage and other loans, as of the dates indicated, was as follows:

	December 31, 2016
	Commercial Mortgage Loans	Agricultural Property Loans	Other Loans	Total
	(in thousands)
Allowance for credit losses, beginning of year	$2,587	$64	$0	$2,651
Addition to (release of) allowance for losses	(1,074)	(19)	0	(1,093)
Charge-offs, net of recoveries	0	0	0	0
Total ending balance	$1,513	$45	$0	$1,558

	December 31, 2015
	Commercial Mortgage Loans	Agricultural Property Loans	Other Loans	Total
	(in thousands)
Allowance for credit losses, beginning of year	$4,071	$83	$0	$4,154
Addition to (release of) allowance for losses	(1,484)	(19)	0	(1,503)
Charge-offs, net of recoveries	0	0	0	0
Total ending balance	$2,587	$64	$0	$2,651

The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans as of the dates indicated:

	December 31, 2016
	Commercial Mortgage Loans	Agricultural Property Loans	Other Loans	Total
	(in thousands)
Allowance for Credit Losses:
Individually evaluated for impairment	$0	$0	$0	$0
Collectively evaluated for impairment	1,513	45	0	1,558
Loans acquired with deteriorated credit quality	0	0	0	0
Total ending balance	$1,513	$45	$0	$1,558
Recorded Investment(1):
Individually evaluated for impairment	$2,528	$0	$0	$2,528
Collectively evaluated for impairment	1,086,088	63,323	0	1,149,411
Loans acquired with deteriorated credit quality	0	0	0	0
Total ending balance	$1,088,616	$63,323	$0	$1,151,939

	December 31, 2015
	Commercial Mortgage Loans	Agricultural Property Loans	Other Loans	Total
	(in thousands)
Allowance for Credit Losses:
Individually evaluated for impairment	$0	$0	$0	$0
Collectively evaluated for impairment	2,587	64	0	2,651
Loans acquired with deteriorated credit quality	0	0	0	0
Total ending balance	$2,587	$64	$0	$2,651
Recorded Investment(1):
Individually evaluated for impairment	$0	$287	$0	$287
Collectively evaluated for impairment	1,545,853	106,336	8,410	1,660,599
Loans acquired with deteriorated credit quality	0	0	0	0
Total ending balance	$1,545,853	$106,623	$8,410	$1,660,886

(1)	Recorded investment reflects the carrying value gross of related allowance.

The following tables set forth certain key credit quality indicators for commercial mortgage and agricultural property loans, based upon the recorded investment gross of allowance for credit losses, as of the dates indicated:

	Debt Service Coverage Ratio - December 31, 2016
	> 1.2X	1.0X to <1.2X	Less than 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$732,473	$19,844	$0	$752,317
60%-69.99%	267,122	7,515	900	275,537
70%-79.99%	88,811	30,533	0	119,344
80% or greater	4,503	0	238	4,741
Total commercial mortgage and agricultural property loans	$1,092,909	$57,892	$1,138	$1,151,939

	Debt Service Coverage Ratio - December 31, 2015
	> 1.2X	1.0X to <1.2X	Less than 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$1,004,751	$35,579	$6,762	$1,047,092
60%-69.99%	378,799	4,969	4,016	387,784
70%-79.99%	197,208	12,471	0	209,679
80% or greater	0	2,938	4,983	7,921
Total commercial mortgage and agricultural property loans	$1,580,758	$55,957	$15,761	$1,652,476

The following tables provide an aging of past due commercial mortgage and other loans as of the dates indicated, based upon the recorded investment gross of allowance for credit losses, as well as the amount of commercial mortgage and other loans on non-accrual status as of the dates indicated:

	December 31, 2016
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status
	(in thousands)
Commercial mortgage loans	$1,088,616	$0	$0	$0	$1,088,616	$0
Agricultural property loans	63,323	0	0	0	63,323	0
Other loans	0	0	0	0	0	0
Total commercial mortgage and other loans	$1,151,939	$0	$0	$0	$1,151,939	$0

	December 31, 2015
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status
	(in thousands)
Commercial mortgage loans	$1,545,853	$0	$0	$0	$1,545,853	$0
Agricultural property loans	106,336	287	0	0	106,623	0
Other loans	8,410	0	0	0	8,410	0
Total commercial mortgage and other loans	$1,660,599	$287	$0	$0	$1,660,886	$0

(1)	There were no loans accruing interest

See Note 2 for further discussion regarding non-accrual status loans.

For the years ended December 31, 2016 and 2015, there were no commercial mortgage or other loans acquired, other than those through direct origination, nor were there any commercial mortgage or other loans sold. For the year ended December 31, 2016, the Company transferred $631 million of commercial mortgage and other loans to related parties. See Note 1 for additional information.

The Company’s commercial mortgage and other loans may occasionally be involved in a troubled debt restructuring. As of both December 31, 2016 and 2015, the Company had no significant commitments to borrowers that have been involved in a troubled debt restructuring. For the years ended December 31, 2016 and 2015, there were no new troubled debt restructurings related to commercial mortgage or other loans and no payment defaults on commercial mortgage or other loans that were modified as a troubled debt restructuring within the 12 months preceding. See Note 2 for additional information relating to the accounting for troubled debt restructurings.

Other Long-Term Investments

The following table sets forth the composition of “Other long-term investments” at December 31 for the years indicated:

	2016	2015
	(in thousands)
Company's investment in separate accounts	$34,088	$28,567
Joint ventures and limited partnerships:
Private equity	139,493	140,310
Hedge funds	81,104	130,575
Real estate-related	11,912	9,685
Total joint ventures and limited partnerships	232,509	280,570
Derivatives	77,866	70,100
Total other long-term investments	$344,463	$379,237

As of both December 31, 2016 and 2015, the Company had no significant equity method investments.

Net Investment Income

The following table sets forth net investment income by asset class for the years ended December 31:

	2016	2015	2014
	(in thousands)
Fixed maturities, available-for-sale	$242,351	$269,073	$262,532
Equity securities, available-for-sale	1	2	2
Trading account assets	2,051	2,800	1,018
Commercial mortgage and other loans	58,940	86,354	81,848
Policy loans	62,735	62,304	60,847
Short-term investments and cash equivalents	1,767	1,042	528
Other long-term investments	29,512	17,739	16,962
Gross investment income	397,357	439,314	423,737
Less: investment expenses	(21,407)	(22,727)	(19,719)
Net investment income	$375,950	$416,587	$404,018

The carrying value of non-income producing assets included $0.6 million in fixed maturities as of December 31, 2016. Non-income producing assets represent investments that had not produced income for the twelve months preceding December 31, 2016.

Realized Investment Gains (Losses), Net

Realized investment gains (losses), net, for the years ended December 31, were from the following sources:

	2016	2015	2014
	(in thousands)
Fixed maturities	$66,110	$9,505	$17,563
Equity securities	(1,570)	397	1,085
Commercial mortgage and other loans	29,584	1,503	4,644
Joint ventures and limited partnerships	(229)	320	210
Derivatives(1)	664,533	(220,292)	90,556
Short-term investments and cash	21	29	9
Realized investment gains (losses), net	$758,449	$(208,538)	$114,067

(1)	Includes the offset of hedged items in qualifying effective hedge relationships prior to maturity or termination.

Net Unrealized Gains (Losses) on Investments by Asset Class

The table below presents net unrealized gains (losses) on investments by asset class as of December 31 for the years indicated:

	2016	2015	2014
	(in thousands)
Fixed maturity securities on which an OTTI loss has been recognized	$4,883	$5,196	$5,333
Fixed maturity securities, available-for-sale—all other	59,755	59,930	322,358
Equity securities, available-for-sale	366	(2,636)	619
Derivatives designated as cash flow hedges(1)	40,931	48,271	11,585
Other investments	6,497	6,272	10,015
Net unrealized gains (losses) on investments	$112,432	$117,033	$349,910

(1)	See Note 10 for more information on cash flow hedges.

Securities Lending and Repurchase Agreements

In the normal course of business, the Company sells securities under agreements to repurchase and enters into securities lending transactions. As of December 31, 2016, the Company had $74.8 million of securities lending transactions recorded as "Cash collateral for loaned securities," comprised of $68.0 million in corporate securities and $6.8 million in foreign government bonds, all of which had a remaining contractual maturity that was overnight and continuous. As of December 31, 2016, the Company had $68.9 million of repurchase transactions, all of which were U.S. Treasuries and had remaining contractual maturities that were overnight and continuous. As of December 31, 2015, the Company had $40.3 million of securities lending transactions recorded as "Cash collateral for loaned securities," comprised of $33.3 million in corporate securities and $7.0 million in foreign government bonds. Of the $40.3 million of securities lending transactions, $38.0 million had remaining contractual maturities that were overnight and continuous, while the other $2.3 million had remaining contractual maturities of up to thirty days. As of December 31, 2015, the Company had no repurchase transactions.

Securities Pledged, Restricted Assets and Special Deposits

The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. As of December 31 for the years indicated in the table below, the carrying value of investments pledged to third parties and the carrying amount of the associated liabilities supported by the pledged collateral as reported in the Consolidated Statements of Financial Position included the following:

	2016	2015
	(in thousands)
Pledged Collateral:
Fixed maturity securities, available-for-sale	$140,810	$38,421
Total securities pledged	$140,810	$38,421
Liabilities Supported by Pledged Collateral:
Cash collateral for loaned securities	$74,976	$40,416
Securities sold under agreements to repurchase	68,904	0
Total liabilities supported by pledged collateral	$143,880	$40,416

In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral were securities purchased under agreements to resell. The fair value of this collateral was $58.4 million and $156.0 million at December 31, 2016 and 2015, respectively, none of which had either been sold or repledged.

As of December 31, 2016, fixed maturities and short-term investments of $3.2 million and $0.6 million, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws. As of December 31, 2015, fixed maturities of $3.9 million were on deposit with governmental authorities or trustees as required by certain insurance laws.

4. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in DAC as of and for the years ended December 31, were as follows:

	2016	2015	2014
	(in thousands)
Balance, beginning of year	$5,129,931	$5,081,938	$5,045,025
Capitalization of commissions, sales and issue expenses	316,828	616,002	626,718
Amortization-Impact of assumption and experience unlocking and true-ups	130,652	112,039	276,743
Amortization-All other	(758,753)	(771,208)	(708,555)
Change in unrealized investment gains and losses	(28,723)	91,160	(67,056)
Other(1)	(3,448,842)	0	(90,937)
Balance, end of year	$1,341,093	$5,129,931	$5,081,938

(1)	Represents ceded DAC upon reinsurance agreements with PALAC and Prudential Insurance in 2016 and PURC in 2014. See Note 1 and Note 12 for additional information.

Prior period amounts in the table above have been revised to correct previously reported amounts. These prior period revisions have also been reflected in the Consolidated Financial Statements. See Note 16 for a more detailed description of the revisions.

5. POLICYHOLDERS’ LIABILITIES

Prior period amounts in the tables below have been revised to correct previously reported amounts. These prior period revisions have also been reflected in the consolidated financial statements. See Note 16 for a more detailed description of the revisions.

Future Policy Benefits

Future policy benefits at December 31 were as follows:

	2016	2015
	(in thousands)
Life insurance – domestic	$9,643,227	$8,277,233
Life insurance – Taiwan	1,240,353	1,163,999
Individual and group annuities and supplementary contracts	548,064	519,462
Other contract liabilities	5,071,616	5,238,061
Total future policy benefits	$16,503,260	$15,198,755

Life insurance liabilities include reserves for death benefits. Individual and group annuities and supplementary contract liabilities include reserves for life contingent immediate annuities and life contingent group annuities. Other contract liabilities include unearned premiums and certain other reserves for annuities and individual life products.

Future policy benefits for domestic and Taiwan individual non-participating traditional life insurance policies are generally equal to the present value of future benefit payments and related expenses, less the present value of future net premiums. Assumptions as to mortality, morbidity and persistency are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. Interest rates used in the determination of the present values range from 1.7% to 7.8% for setting domestic insurance reserves and 6.2% to 7.4% for setting Taiwan reserves.

Future policy benefits for individual and group annuities and supplementary contracts with life contingencies are generally equal to the present value of expected future payments. Assumptions as to mortality are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. The interest rates used in the determination of the present values generally range from 0.0% to 14.8%, with approximately 0.8% of the reserves based on an interest rate in excess of 8.0%.

The Company’s liability for future policy benefits are primarily liabilities for guaranteed benefits related to certain long-duration life and annuity contracts. Liabilities for guaranteed benefits with embedded derivative features are primarily in "Other contract liabilities" in the table above. The remaining liabilities for guaranteed benefits are primarily reflected with the underlying contract. The interest rates used in the determination of the present values range from 1.4% to 4.1%. See Note 6 for additional information regarding liabilities for guaranteed benefits related to certain long-duration contracts.

Policyholders’ Account Balances

Policyholders’ account balances at December 31 were as follows:

	2016	2015
	(in thousands)
Interest-sensitive life contracts	$14,593,376	$13,344,332
Individual annuities	2,861,882	2,549,289
Guaranteed interest accounts	310,321	363,332
Other	1,129,314	947,871
Total policyholders’ account balances	$18,894,893	$17,204,824

Policyholders’ account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders’ account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates range from 0.8% to 4.3% for interest-sensitive life contracts. Interest crediting rates for individual annuities range from 0.0% to 6.3%. Interest crediting rates for guaranteed interest accounts range from 1.0% to 6.0%. Interest crediting rates range from 0.5% to 8.0% for other.

6. CERTAIN LONG-DURATION CONTRACTS WITH GUARANTEES

The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract less any partial withdrawals (“return of net deposits”). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals plus a minimum return (“minimum return”), and/or (2) the highest contract value on a specified date adjusted for any withdrawals (“contract value”). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issues annuity contracts with market value adjusted investment options (“MVAs”), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a “market adjusted value” if surrendered prior to maturity or if funds are allocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issues fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.

In addition, the Company issues certain variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse (“no lapse guarantee”). Variable life and variable universal life contracts are offered with general and separate account options similar to variable annuities.

The assets supporting the variable portion of all variable annuities are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities.” Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in “Policy charges and fee income” and changes in liabilities for minimum guarantees are generally included in “Policyholders’ benefits” or “Realized investment gains (losses), net.”

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, benefit utilization, timing of annuitization, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility and contractholder behavior.

The Company’s contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within “Future policy benefits”. As of December 31, 2016 and 2015, the Company had the following guarantees associated with these contracts, by product and guarantee type:

	December 31, 2016		December 31, 2015
	In the Event of Death(2)	At Annuitization/ Accumulation(1)(2)	In the Event of Death	At Annuitization/ Accumulation(1)
	(in thousands)
Variable Annuity Contracts
Return of net deposits
Account value	$85,056,405	N/A	$79,034,807	N/A
Net amount at risk	$178,806	N/A	$385,773	N/A
Average attained age of contractholders	64 years	N/A	64 years	N/A
Minimum return or contract value
Account value	$20,091,528	$95,908,923	$20,113,504	$89,935,139
Net amount at risk	$2,039,249	$2,875,524	$2,349,232	$2,633,207
Average attained age of contractholders	68 years	65 years	68 years	64 years
Average period remaining until earliest expected annuitization	N/A	0 years	N/A	0 years

(1)	Includes income and withdrawal benefits as described herein

(2)
Excludes ceded reinsurance business to PALAC and Prudential Insurance related to the Variable Annuities Recapture transaction, as described in Note 1. See Note 12 for amounts recoverable from reinsurers.

	December 31, 2016	December 31, 2015

	In the Event of Death(2)
	(in thousands)
Variable Life, Variable Universal Life and Universal Life Contracts
No-lapse guarantees(1)
Separate account value	$3,125,804	$2,907,924
General account value	$6,234,678	$5,449,616
Net amount at risk	$119,838,053	$103,714,953
Average attained age of contractholders	55 years	54 years

(1)	Excludes assumed reinsurance of GUL business from Prudential Insurance in connection with the acquisition of The Hartford Life Business that is retroceded 100% to PARU.

(2)
Excludes ceded reinsurance business to PALAC and Prudential Insurance related to the Variable Annuities Recapture transaction, as described in Note 1. See Note 12 for amounts recoverable from reinsurers.

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31, 2016	December 31, 2015
	(in thousands)
Equity funds	$59,482,605	$59,671,583
Bond funds	36,221,736	33,045,700
Money market funds	6,557,987	3,808,758
Total(1)	$102,262,328	$96,526,041

(1)
Excludes ceded reinsurance business to PALAC and Prudential Insurance related to the Variable Annuities Recapture transaction, as described in Note 1. See Note 12 for amounts recoverable from reinsurers.

In addition to the above mentioned amounts invested in separate account investment options, $2.9 billion and $2.6 billion of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA feature, were invested in general account investment options as of December 31, 2016 and 2015, respectively. For the years ended December 31, 2016, 2015 and 2014 there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.

Liabilities for Guarantee Benefits

The table below summarizes the changes in general account liabilities for guarantees on variable contracts. The liabilities for guaranteed minimum death benefits (“GMDB”) and guaranteed minimum income benefits (“GMIB”) are included in “Future policy benefits” and the related changes in the liabilities are included in “Policyholders' benefits”. Guaranteed minimum income and withdrawal benefits (“GMIWB”), guaranteed minimum withdrawal benefits (“GMWB”) and guaranteed minimum accumulation benefits (“GMAB”) features are accounted for as embedded derivatives and are recorded at fair value within “Future policy benefits”. Changes in the fair value of these derivatives, including changes in the Company’s own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in “Realized investment gains (losses), net.” See Note 9 for additional information regarding the methodology used in determining the fair value of these embedded derivatives.

Prior period amounts in the table below have been revised to correct previously reported amounts. These prior period revisions have also been reflected in the Consolidated Financial Statements. See Note 16 for a more detailed description of the revisions.

	GMDB		GMIB	GMWB/GMIWB/ GMAB	Total
	Variable Annuity	Variable Life, Variable Universal Life & Universal Life(2)	Variable Annuity
	(in thousands)
Balance as of December 31, 2013	$207,854	$1,834,290	$22,454	$(348,400)	$1,716,198
Incurred guarantee benefits(1)	131,594	822,167	17,905	5,342,010	6,313,676
Paid guarantee benefits	(22,079)	(18,192)	(853)	0	(41,124)
Changes in unrealized investment gains and losses(3)	3,848	283,668	175	0	287,691
Balance as of December 31, 2014	321,217	2,921,933	39,681	4,993,610	8,276,441
Incurred guarantee benefits(1)	95,747	538,906	(6,900)	211,825	839,578
Paid guarantee benefits	(34,021)	(21,811)	(1,938)	0	(57,770)
Changes in unrealized investment gains and losses(3)	(6,049)	(193,207)	(225)	0	(199,481)
Balance as of December 31, 2015	376,894	3,245,821	30,618	5,205,435	8,858,768
Incurred guarantee benefits(1)	48,832	746,130	(1,693)	(164,427)	628,842
Paid guarantee benefits	(38,661)	(35,894)	(1,892)	0	(76,447)
Changes in unrealized investment gains and losses	928	102,124	5	0	103,057
Balance as of December 31, 2016	$387,993	$4,058,181	$27,038	$5,041,008	$9,514,220

(1)
Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features accounted for as embedded derivatives.

(2)	Includes revision for prior year information related to certain GMDB life products. See Note 16 for additional information.

(3)	Prior period amounts are presented on a basis consistent with the current period presentation.

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the excess death benefits. The GMIB liability associated with variable annuities is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the excess income benefits. The portion of assessments used is chosen such that, at issue the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances, with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier estimates should be revised.

The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company’s GMAB features are the guaranteed return option (“GRO”) features, which includes an asset transfer feature that reduces the Company’s exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.

The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.

The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a “withdrawal” option or an “income” option. The withdrawal option (which was available under only one of the GMIWBs and is no longer offered) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company’s GMIWBs), in general, guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an asset transfer feature that reduces the Company’s exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.

Liabilities for guaranteed benefits for GMAB, GMWB and GMIWB features include amounts ceded to affiliates. See Note 12 for amounts recoverable from reinsurers relating to the ceding of certain embedded derivative liabilities associated with these guaranteed benefits, which are not reflected in the tables above.

Sales Inducements

The Company generally defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. DSI is included in “Deferred sales inducements” in the Company’s Consolidated Statements of Financial Position. The Company offered various types of sales inducements, including: (1) a bonus whereby the policyholder’s initial account balance is increased by an amount equal to a specified percentage of the customer’s initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in DSI, reported as “Interest credited to policyholders’ account balances,” are as follows:

Sales Inducements
(in thousands)
Balance as of December 31, 2013	$989,889
Capitalization	9,112
Amortization-Impact of assumption and experience unlocking and true-ups	34,420
Amortization-All other	(194,673)
Change in unrealized investment gains (losses)	(1,957)
Balance as of December 31, 2014	836,791
Capitalization	6,462
Amortization-Impact of assumption and experience unlocking and true-ups	21,829
Amortization-All other	(183,843)
Change in unrealized investment gains (losses)	3,605
Balance as of December 31, 2015	684,844
Capitalization	932
Amortization-Impact of assumption and experience unlocking and true-ups	11,817
Amortization-All other	(144,670)
Change in unrealized investment gains (losses)	(2,802)
Other(1)	(550,121)
Balance as of December 31, 2016	$0

(1)	Represents ceded DSI upon reinsurance agreements with PALAC and Prudential Insurance in 2016. See Note 1 and Note 12 for additional information.

7. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net income for the Company, including its subsidiary PLNJ, amounted to $578 million, $593 million and $169 million for the years ended December 31, 2016, 2015 and 2014, respectively. Statutory surplus of the Company, including its subsidiary PLNJ, amounted to $1,250 million and $2,796 million at December 31, 2016 and 2015, respectively.

The Company does not utilize prescribed or permitted practices that vary materially from the statutory accounting practices prescribed by the NAIC.

The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the Arizona Department of Insurance. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, there is a capacity to pay a dividend of $125 million in 2017 without prior approval. The Company paid dividends to Prudential Insurance of $2,593 million, $430 million and $748 million in 2016, 2015 and 2014, respectively.

8. INCOME TAXES

Prior period amounts in the tables below have been revised to correct previously reported amounts. These prior period revisions have also been reflected in the consolidated financial statements. See Note 16 for a more detailed description of the revisions.

The components of income tax expense (benefit) for the years ended December 31, were as follows:

	2016	2015	2014
	(in thousands)
Current tax expense (benefit):
U.S. Federal	$(99,443)	$105,992	$112,742
State and local	49	129	0
Total	(99,394)	106,121	112,742
Deferred tax expense (benefit):
U.S. Federal	25,525	(116,762)	24,327
Total	25,525	(116,762)	24,327
Total income tax expense (benefit) from operations	(73,869)	(10,641)	137,069
Total income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)	3,322	(61,322)	65,717
Additional paid-in capital	587	(6,560)	(6,507)
Total income tax expense (benefit)	$(69,960)	$(78,523)	$196,279

In July 2014, the IRS issued guidance relating to the hedging of variable annuity guaranteed minimum benefits (“Hedging IDD”). The Hedging IDD provides an elective safe harbor tax accounting method for certain contracts which permits the current deduction of losses and the deferral of gains for hedging activities that can be applied to open years under IRS examination beginning with the earliest open year. The Company applies this tax accounting method for hedging gains and losses covered by the Hedging IDD beginning with 2013. As a result of applying such accounting method in 2014, the Company's 2014 U.S. current tax expense includes a tax benefit of $15 million and a corresponding reduction of deferred tax assets.

The Company’s actual income tax expense (benefit) for the years ended December 31, differs from the expected amount computed by applying the statutory federal income tax rate of 35% to income from operations before income taxes for the following reasons:

	2016	2015	2014
	(in thousands)
Expected federal income tax expense	$112,472	$174,077	$320,866
Non-taxable investment income	(146,324)	(161,407)	(152,844)
Tax credits	(30,916)	(24,232)	(32,881)
Domestic production activities deduction, net	(9,488)	0	0
Other	387	921	1,928
Total income tax expense (benefit) from operations	$(73,869)	$(10,641)	$137,069

The dividends received deduction (“DRD”) reduces the amount of dividend income subject to U.S. tax and accounts for most of the non-taxable investment income shown in the table above, and as a result, is a major reason for the difference between the Company’s effective tax rate and the federal statutory tax rate of 35%. The DRD for the current period was estimated using information from 2015 and current year results, and was adjusted to take into account the current year’s equity market performance. The actual current year DRD can vary from the estimate based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD. Additionally, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues related to the calculation of the DRD. For the last several years, the revenue proposals included in the Obama Administration’s budgets included a proposal that would change the method used to determine the amount of the DRD. A change in the DRD, including the possible retroactive or prospective elimination of this deduction through guidance or legislation, could increase actual tax expense and reduce the Company’s consolidated net income.

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

	2016	2015
	(in thousands)
Deferred tax assets
Insurance reserves	$148,115	$1,668,038
Other	1,966	1,442
Deferred tax assets	150,081	1,669,480
Deferred tax liabilities
Deferred policy acquisition costs	45,405	1,398,775
Deferred sales inducements	0	239,695
Net unrealized gains on securities	24,949	23,991
Investments	171,303	69,163
Deferred tax liabilities	241,657	1,731,624
Net deferred tax asset (liability)	$(91,576)	$(62,144)

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The Company had no valuation allowance as of December 31, 2016 and 2015. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of deferred tax asset that is realizable.

The Company’s income (loss) from operations before income taxes includes income (loss) from domestic operations of $321 million, $497 million and $917 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company’s liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.

The Company’s unrecognized tax benefits for the years ended December 31 are as follows:

	2016	2015	2014
	(in thousands)
Balance at January 1,	$0	$0	$0
Increases in unrecognized tax benefits-prior years	4,744	0	0
(Decreases) in unrecognized tax benefits-prior years	0	0	0
Increases in unrecognized tax benefits-current year	4,744	0	0
(Decreases) in unrecognized tax benefits-current year	0	0	0
Settlements with taxing authorities	0	0	0
Balance at December 31,	$9,488	$0	$0
Unrecognized tax benefits that, if recognized, would favorably impact the effective rate	$9,488	$0	$0

The Company does not anticipate any significant changes within the next twelve months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.

The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit).

At December 31, 2016, the Company remains subject to examination in the U.S. for tax years 2009 through 2015.

The Company is participating in the IRS’s Compliance Assurance Program. Under this program, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolution programs are available to resolve the disagreements in a timely manner before the tax returns are filed.

9. FAIR VALUE OF ASSETS AND LIABILITIES

Fair Value Measurement – Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include certain cash equivalents, short-term investments and equity securities that trade on an active exchange market.

Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company’s Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not trade in active markets because they are not publicly available), certain short-term investments, certain cash equivalents, and certain OTC derivatives.

Level 3 - Fair value is based on at least one significant unobservable input for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company’s Level 3 assets and liabilities primarily include: certain fixed maturities and equity securities, certain manually priced public equity securities and fixed maturities, certain highly structured OTC derivative contracts, certain real estate funds for which the Company is the general partner, and embedded derivatives resulting from reinsurance or certain products with guaranteed benefits.

Assets and Liabilities by Hierarchy Level - The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

	As of December 31, 2016
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$160,740	$0	$0	$160,740
Obligations of U.S. states and their political subdivisions	0	626,486	0	0	626,486
Foreign government bonds	0	108,782	0	0	108,782
U.S. corporate public securities	0	2,306,409	55,109	0	2,361,518
U.S. corporate private securities	0	851,585	32,699	0	884,284
Foreign corporate public securities	0	221,848	0	0	221,848
Foreign corporate private securities	0	584,268	14,748	0	599,016
Asset-backed securities(5)	0	169,160	19,856	0	189,016
Commercial mortgage-backed securities	0	382,671	0	0	382,671
Residential mortgage-backed securities	0	83,188	0	0	83,188
Subtotal	0	5,495,137	122,412	0	5,617,549
Trading account assets:
Corporate securities	0	19,256	0	0	19,256
Asset-backed securities(5)	0	302	0	0	302
Equity securities	0	0	15,770	0	15,770
Subtotal	0	19,558	15,770	0	35,328
Equity securities, available-for-sale	41	16,640	75	0	16,756
Short-term investments	31,007	5,650	0	0	36,657
Cash equivalents	5,644	1,998	0	0	7,642
Other long-term investments	0	90,884	0	(13,019)	77,865
Reinsurance recoverables	0	0	5,474,263	0	5,474,263
Receivables from parent and affiliates	0	131,144	6,493	0	137,637
Subtotal excluding separate account assets	36,692	5,761,011	5,619,013	(13,019)	11,403,697
Separate account assets(2)	0	116,040,888	0	0	116,040,888
Total assets	$36,692	$121,801,899	$5,619,013	$(13,019)	$127,444,585
Future policy benefits(3)	$0	$0	$5,041,007	$0	$5,041,007
Policyholders' account balances	0	0	20,337	0	20,337
Payables to parent and affiliates	0	12,854	0	(12,854)	0
Total liabilities	$0	$12,854	$5,061,344	$(12,854)	$5,061,344

	As of December 31, 2015
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$94,049	$0	$0	$94,049
Obligations of U.S. states and their political subdivisions	0	624,769	0	0	624,769
Foreign government bonds	0	70,410	0	0	70,410
U.S. corporate public securities	0	2,635,551	55,003	0	2,690,554
U.S. corporate private securities	0	1,322,213	22,716	0	1,344,929
Foreign corporate public securities	0	275,349	0	0	275,349
Foreign corporate private securities	0	760,869	17,773	0	778,642
Asset-backed securities(5)	0	261,784	173,347	0	435,131
Commercial mortgage-backed securities	0	404,345	0	0	404,345
Residential mortgage-backed securities	0	122,754	0	0	122,754
Subtotal	0	6,572,093	268,839	0	6,840,932
Trading account assets:
Corporate securities	0	44,374	0	0	44,374
Asset-backed securities(5)	0	1,990	0	0	1,990
Equity securities	0	0	18,248	0	18,248
Subtotal	0	46,364	18,248	0	64,612
Equity securities, available-for-sale	39	51,769	165	0	51,973
Short-term investments	18,713	36,093	0	0	54,806
Cash equivalents	50,998	143,927	0	0	194,925
Other long-term investments(4)	0	297,394	5,704	(230,554)	72,544
Reinsurance recoverables	0	0	4,940,011	0	4,940,011
Receivables from parent and affiliates	0	157,625	5,000	0	162,625
Subtotal excluding separate account assets	69,750	7,305,265	5,237,967	(230,554)	12,382,428
Separate account assets(2)(4)	0	108,967,162	0	0	108,967,162
Total assets	$69,750	$116,272,427	$5,237,967	$(230,554)	$121,349,590
Future policy benefits(3)	0	0	$5,205,434	0	$5,205,434
Policyholders' account balances	0	0	0	0	0
Payables to parent and affiliates	0	32,849	0	(32,849)	0
Total liabilities	$0	$32,849	$5,205,434	$(32,849)	$5,205,434

(1)
“Netting” amounts represent cash collateral of $0.2 million and $198 million as of December 31, 2016 and 2015, respectively, and the impact of offsetting asset and liability positions held with the same counterparty, subject to master netting arrangements.

(2)
Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company’s Consolidated Statements of Financial Position.

(3)
As of December 31, 2016, the net embedded derivative liability position of $5,041 million includes $1,157 million of embedded derivatives in an asset position and $6,198 million of embedded derivatives in a liability position. As of December 31, 2015, the net embedded derivative liability position of $5,205 million includes $655 million of embedded derivatives in an asset position and $5,860 million of embedded derivatives in a liability position.

(4)	Prior period amounts are presented on a basis consistent with the current period presentation, reflecting the adoption of ASU 2015-07.

(5)	Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.

Fixed Maturity Securities - The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds, and default rates. If the pricing information received from third party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.

Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally-developed valuation. As of December 31, 2016 and 2015, overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.

The Company conducts several specific price monitoring activities. Daily analyses identify price changes over predetermined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends, and back testing.

The fair value of private fixed maturities, which are comprised of investments in private placement securities, originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including observed prices and spreads for similar publicly traded or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.

Trading Account Assets - Trading account assets consist primarily of fixed maturities and equity securities whose fair values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and below under “Equity Securities.”

Equity Securities - Equity securities consist principally of investments in common and preferred stock of publicly traded companies, perpetual preferred stock, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy. The fair values of perpetual preferred stock are based on inputs obtained from independent pricing services that are primarily based on indicative broker quotes. As a result, the fair values of perpetual preferred stock are classified as Level 3.

Derivative Instruments - Derivatives are recorded at fair value either as assets, within “Other long-term investments,” or as liabilities within “Payables to parent and affiliates,” except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, NPR, liquidity and other factors.

The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company’s policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models’ key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.

The Company’s cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including Overnight Indexed Swap discount rates, obtained from external market data providers, third-party pricing vendors and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.

Derivatives classified as Level 3 include structured products. These derivatives are valued based upon models such as Monte Carlo simulation models and other techniques that utilize significant unobservable inputs. Level 3 methodologies are validated through periodic comparison of the Company’s fair values to external broker-dealer values.

Effective January 1, 2016, the Company adopted new accounting guidance (ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share or Its Equivalent (Topic 820)), which removes the requirement to categorize within the fair value hierarchy all investments measured at net asset value per share (or its equivalent) as a practical expedient. As a result of the adoption of this new guidance, certain other long-term investments are no longer classified in the fair value hierarchy. The guidance was required to be applied retrospectively, and therefore, prior period amounts have been revised to conform to the current period presentation. At December 31, 2016 and December 31, 2015, the fair values of these investments, which include certain hedge funds, private equity funds and other funds were $0.9 million and $1 million, respectively, which had been previously classified in Level 3 at December 31, 2015.

Cash Equivalents and Short-Term Investments - Cash equivalents and short-term investments include money market instruments, and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs. and these investments have primarily been classified within Level 2.

Separate Account Assets - Separate account assets include fixed maturity securities, treasuries, equity securities and mutual funds for which values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and “Equity Securities”.

Effective January 1, 2016, the Company adopted new accounting guidance (ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share or Its Equivalent (Topic 820)), which removes the requirements to categorize within the fair value hierarchy all investments measured at net asset value per share (or its equivalent) as a practical expedient. As a result of the adoption of this new guidance, certain separate account investments are no longer classified in the fair value hierarchy. The guidance was required to be applied retrospectively, and therefore, prior period amounts have been revised to conform to the current period presentation. At December 31, 2016 and December 31, 2015, the fair values of separate account assets excluded from the fair value hierarchy, which include investments in real estate and other invested assets, were $566 million and $383 million, respectively, which had been previously classified in Level 3 at December 31, 2015.

Receivables from Parent and Affiliates - Receivables from parent and affiliates carried at fair value include affiliated bonds within the Company’s legal entity where fair value is determined consistent with similar securities described above under “Fixed Maturity Securities” managed by affiliated asset managers.

Reinsurance Recoverables - Reinsurance recoverables carried at fair value include the reinsurance of the Company’s living benefit guarantees on certain variable annuity contracts. These guarantees are accounted for as embedded derivatives and are recorded in “Reinsurance Recoverables” or “Other Liabilities” when fair value is in an asset or liability position, respectively. The methods and assumptions used to estimate the fair value are consistent with those described below in “Future Policy Benefits.” The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.

The Company also has an agreement with UPARC, an affiliated captive reinsurance company, to reinsure risks associated with the no-lapse guarantee provision available on a portion of certain universal life products (see Note 12). Under this agreement, the Company pays a premium to UPARC to reinsure the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision. Reinsurance of this risk is accounted for as an embedded derivative which is included in “Reinsurance recoverables”. The fair value of this embedded derivative is the present value of expected reimbursement from UPARC for cost of insurance charges the Company is unable to collect from policyholders, less the present value of reinsurance premiums that are attributable to the embedded derivative feature. This methodology could result in either an asset or liability, given changes in capital market conditions and various policyholder behavior assumptions. Significant inputs to the valuation model for this embedded derivative include capital market assumptions, such as interest rates, estimated NPR of the counterparty, and various assumptions that are actuarially determined, including lapse rates, premium payment patterns, and mortality rates.

Future Policy Benefits - The liability for future policy benefits is related to guarantees primarily associated with the living benefit features of certain variable annuity contracts, including GMAB, GMWB and GMIWB, accounted for as embedded derivatives. The fair values of these liabilities are calculated as the present value of future expected benefit payments to contractholders less the present value of future expected rider fees attributable to the living benefit feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management's judgment.

The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company’s market-perceived NPR, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.

Capital market inputs and actual contractholders’ account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the contractholders’ account values. The Company’s discount rate assumption is based on the LIBOR swap curve adjusted for an additional spread relative to LIBOR to reflect NPR.

Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long-term trend is observed in an interim period.

Policyholders' account balances – The liability for policyholders' account balances is related to certain embedded derivative instruments associated with certain policyholders' account balances. The fair values are determined consistent with similar derivative instruments described above under "Derivative Instruments".

Transfers between Levels 1 and 2 - Transfers between levels are made to reflect changes in observability of inputs and market activity. Transfers into or out of any level are generally reported as the value as of the beginning of the quarter in which the transfers occur for any such assets still held at the end of the quarter. Periodically there are transfers between Level 1 and Level 2 for assets held in the Company’s Separate Account. During the years ended December 31, 2016 and 2015, there were no transfers between Level 1 and Level 2.

Level 3 Assets and Liabilities by Price Source - The tables below present the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources.

	As of December 31, 2016
	Internal(1)	External(2)	Total
	(in thousands)
Corporate securities(3)	$45,715	$56,841	$102,556
Asset-backed securities(4)	55	19,801	19,856
Equity securities	3,014	12,831	15,845
Other long-term investments	0	0	0
Reinsurance recoverables	5,474,263	0	5,474,263
Receivables from parent and affiliates	0	6,493	6,493
Total assets	$5,523,047	$95,966	$5,619,013
Future policy benefits	$5,041,007	$0	$5,041,007
Policyholders' account balances	20,337	0	20,337
Total liabilities	$5,061,344	$0	$5,061,344

	As of December 31, 2015(5)
	Internal(1)	External(2)	Total
	(in thousands)
Corporate securities(3)	$40,492	$55,000	$95,492
Asset-backed securities(4)	158	173,189	173,347
Equity securities	165	18,248	18,413
Other long-term investments	3,260	2,444	5,704
Reinsurance recoverables	4,940,011	0	4,940,011
Receivables from parent and affiliates	0	5,000	5,000
Total assets	$4,984,086	$253,881	$5,237,967
Future policy benefits	$5,205,434	$0	$5,205,434
Policyholders' account balances	0	0	0
Total liabilities	$5,205,434	$0	$5,205,434

(1)
Represents valuations reflecting both internally-derived and market inputs, as well as third-party pricing information or quotes. See below for additional information related to internally-developed valuation for significant items in the above table.

(2)    Represents unadjusted prices from independent pricing services and independent indicative broker quotes where pricing inputs are not readily available.
(3)     Includes assets classified as fixed maturities available-for-sale.
(4)    Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans and other asset types.
(5)    Prior period amounts are presented on a basis consistent with the current period presentation, reflecting the adoption of ASU 2015-07.

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities – The tables below present quantitative information on significant internally-priced Level 3 assets and liabilities.

	As of December 31, 2016
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum		Maximum		Weighted Average		Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(12)	$45,715	Discounted cash flow	Discount rate	4.54%		15.00%		8.06%		Decrease
		Market comparables	EBITDA multiples(2)	4.0	X	4.0	X	4.0	X	Increase
		Liquidation	Liquidation value	98.21%		98.21%		98.21%		Increase
Reinsurance recoverables - Living Benefits	$5,041,262	Fair values are determined in the same manner as future policy benefits
Reinsurance recoverables - No Lapse Guarantee	$433,001	Discounted cash flow	Lapse rate(3)	0%		12%				Decrease
			NPR spread(4)	0.25%		1.50%				Decrease
			Mortality rate(5)	0%		31%				Decrease
			Premium payment(6)	0.65	X	0.95	X			Decrease
Liabilities:
Future policy benefits(7)	$5,041,007	Discounted cash flow	Lapse rate(8)	0%		13%				Decrease
			NPR spread(4)	0.25%		1.50%				Decrease
			Utilization rate(9)	52%		96%				Increase
			Withdrawal rate	See table footnote (10) below
			Mortality rate(11)	0%		14%				Decrease
			Equity volatility curve	16%		25%				Increase

	As of December 31, 2015
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum		Maximum		Weighted Average		Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(12)	$40,492	Discounted cash flow	Discount rate	5.76%		17.95%		8.35%		Decrease
		Market comparables	EBITDA multiples(2)	5.0	X	5.0	X	5.0	X	Increase
Reinsurance recoverables - Living Benefits	$4,600,193	Fair values are determined in the same manner as future policy benefits
Reinsurance recoverables - No Lapse Guarantee	$339,818	Discounted cash flow	Lapse rate(3)	0%		12%				Decrease
			NPR spread(4)	0.06%		1.76%				Decrease
			Mortality rate(5)	0%		20%				Decrease
			Premium payment(13)	1.00	X	3.75	X			Decrease
Liabilities:
Future policy benefits(7)	$5,205,434	Discounted cash flow	Lapse rate(8)	0%		14%				Decrease
			NPR spread(4)	0.06%		1.76%				Decrease
			Utilization rate(9)	56%		96%				Increase
			Withdrawal rate(10)	74%		100%				Increase
			Mortality rate(11)	0%		14%				Decrease
			Equity volatility curve	17%		28%				Increase

(1)	Conversely, the impact of a decrease in input would have the opposite impact for the fair value as that presented in the table.

(2)
EBITDA multiples represent multiples of earnings before interest, taxes, depreciation and amortization, and are amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

(3)	For universal life, lapse rates vary based on funding level and other factors. Rates are set to zero when the no lapse guarantee is fully funded and the cash value is zero.

(4)
To reflect NPR, the Company incorporates an additional spread over LIBOR into the discount rate used in the valuation of contracts in a liability position and generally not to those in a contra-liability position. The NPR spread reflects the financial strength ratings of the Company and its affiliates, as these are insurance liabilities and senior to debt. The additional spread over LIBOR is determined by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium.

(5)	Universal life mortality rates are adjusted based on underwriting information. A mortality improvement assumption is also incorporated into the projection.

(6)
For universal life, policyholders are assumed to pay a multiple of commissionable target premium levels (shown above and indicated as "X"). The multiples vary by funding level and policy duration. If the resulting premium in any duration is smaller than the minimum annual premium required to maintain the no-lapse guarantee, policyholders are assumed to pay the minimum annual premium. Policyholders are assumed to stop premium payments once the no-lapse guarantee is fully funded. The range shown as of December 31, 2016 excludes multiples for the first duration since all contracts are beyond the first duration. Assumption ranges for prior periods included first duration multiples.

(7)
Future policy benefits primarily represent general account liabilities for the optional living benefit features of the Company’s variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.

(8)
Lapse rates are adjusted at the contract level based on the in-the-moneyness of the living benefit and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts are more in-the-money. Lapse rates are also generally assumed to be lower for the period where surrender charges apply.

(9)
The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration, and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status and age. The impact of changes in these assumptions is highly dependent on the product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal. Range reflects the utilization rate for the vast majority of business with living benefits.

(10)
The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions may vary based on the age of the contractholder, the tax status of the contract and the duration since the contractholder began lifetime withdrawals. As of December 31, 2016, the minimum withdrawal assumption rate is 78% and the maximum withdrawal assumption rate may be greater than 100%. The fair value of the liability will generally increase the closer the withdrawal rate is to 100% and decrease as the withdrawal rate moves further away from 100%.

(11)
Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 35 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%. Based on historical experience, the Company applies a set of age and duration specific mortality rate adjustments compared to standard industry tables. A mortality improvement assumption is also incorporated into the overall mortality table.

(12)	Includes assets classified as fixed maturities available-for-sale.

(13)
For universal life, premium payment assumptions vary by funding level. Some policies are assumed to pay the minimum premium required to maintain the no lapse guarantee. Other policies are assumed to pay a multiple of commissionable target premium levels (shown above and indicated as “X”). Policyholders are assumed to stop premium payments once the no lapse guarantee is fully funded.

Interrelationships Between Unobservable Inputs – In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:

Corporate Securities – The rate used to discount future cash flows reflects current risk free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term, and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.

Future Policy Benefits – The Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. To the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, lapse rates may decline for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, lapse rates may decline as contracts become more in-the-money.

Valuation Process for Fair Value Measurements Categorized within Level 3 – The Company has established an internal control infrastructure over the valuation of financial instruments that requires ongoing oversight by its various business groups. These management control functions are segregated from the trading and investing functions. For invested assets, the Company has established oversight teams, often in the form of pricing committees within each asset management group. The teams, which typically include representation from investment, accounting, operations, legal and other disciplines are responsible for overseeing and monitoring the pricing of the Company’s investments and performing periodic due diligence reviews of independent pricing services. An actuarial valuation team oversees the valuation of living benefit features of the Company’s variable annuity contracts.

The Company has also established policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of investment prices against market activity or indicators of reasonableness, analysis of portfolio returns to corresponding benchmark returns, back-testing, review of bid/ask spreads to assess activity, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. For living benefit features of the Company’s variable annuity products, the actuarial valuation unit periodically tests contract input data, and actuarial assumptions are reviewed at least annually and updated based upon emerging experience, future expectations and other data, including any observable market data. The valuation policies and guidelines are reviewed and updated as appropriate.

Within the trading and investing functions, the Company has established policies and procedures that relate to the approval of all new transaction types, transaction pricing sources and fair value hierarchy coding within the financial reporting system. For variable annuity product changes or new launches of living benefit features, the actuarial valuation unit validates input logic and new product features and agrees new input data directly to source documents.

Changes in Level 3 assets and liabilities – The following tables provide summaries of the changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods.

	Year Ended December 31, 2016
	Fixed Maturities Available-For-Sale
	U.S. Corporate Public Securities	U.S. Corporate Private Securities	Foreign Corporate Public Securities	Foreign Corporate Private Securities	Asset- Backed Securities(6)	Commercial Mortgage-Backed Securities	Trading Account Assets - Asset Backed Securities	Trading Account Assets - Equity Securities
	(in thousands)
Fair value, beginning of period	$55,003	$22,716	$0	$17,773	$173,347	$0	$0	$18,248
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net(5)	0	58	0	(335)	(891)	0	0	0
Asset management fees and other income	0	0	0	0	0	0	(32)	192
Included in other comprehensive income (loss)	88	237	0	(1,343)	158	0	0	0
Net investment income	1	77	0	(24)	149	0	0	0
Purchases	0	5,239	0	220	21,473	0	0	0
Sales	0	(7,979)	0	(1,949)	(44,486)	0	0	(5,930)
Issuances	0	0	0	0	0	0	0	0
Settlements	(19)	(2,984)	0	(7,725)	(1,071)	0	(527)	0
Transfers into Level 3(1)	2,643	19,034	0	8,204	48,957	0	0	0
Transfers out of Level 3(1)	(2,607)	(3,699)	0	(73)	(177,780)	0	0	0
Other(3)	0	0	0	0	0	0	559	3,260
Fair value, end of period	$55,109	$32,699	$0	$14,748	$19,856	$0	$0	$15,770
Unrealized gains (losses) for assets still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$(510)	$0	$(50)	$(1,378)	$0	$0	$0
Asset management fees and other income	$0	$0	$0	$0	$0	$0	$0	$(769)

		Year Ended December 31, 2016
	Equity Securities, Available-for-Sale	Other Long- term Investments	Reinsurance Recoverables	Receivables from Parent and Affiliates	Future Policy Benefits	Policyholders' Account Balances
		(in thousands)
Fair value, beginning of period	$165	$5,704	$4,940,011	$5,000	$(5,205,434)	$0
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net(5)	0	0	(281,009)	(13)	975,823	(8,463)
Asset management fees and other income	0	0	0	0	0	0
Included in other comprehensive income (loss)	(90)	0	0	16	0	0
Net investment income	0	(67)	0	0	0	0
Purchases	0	102	815,261	6,500	0	0
Sales	0	0	0	(1,987)	0	0
Issuances	0	0	0	0	(811,396)	0
Settlements	0	0	0	0	0	(5,972)
Transfers into Level 3(1)	0	0	0	0	0	0
Transfers out of Level 3(1)	0	(2,479)	0	(2,464)	0	0
Other(3)	0	(3,260)	0	(559)	0	(5,902)
Fair value, end of period	$75	$0	$5,474,263	$6,493	$(5,041,007)	$(20,337)
Unrealized gains (losses) for assets/liabilities still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$0	$4,326,977	$0	$866,386	$(8,463)
Asset management fees and other income	$0	$0	$0	$0	$0	$0

	Year Ended December 31, 2015(4)
	Fixed Maturities, Available-for-Sale
	U.S. Corporate Public Securities	U.S. Corporate Private Securities	Foreign Corporate Public Securities	Foreign Corporate Private Securities	Asset- Backed Securities (6)	Commercial Mortgage - Backed Securities	Trading Account Assets - Asset Backed Securities	Trading Account Assets- Equity Securities
	(in thousands)
Fair value, beginning of period	$61,092	$14,539	$0	$9,170	$100,217	$0	$0	$5,540
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	0	(448)	0	(1,085)	42	0	0	0
Asset management fees and other income	0	0	0	0	0	0	0	2,207
Included in other comprehensive income (loss)	(46)	(590)	14	884	(939)	0	0	0
Net investment income	(2)	26	0	6	52	0	0	0
Purchases	1,901	19,363	973	5,685	112,250	0	0	0
Sales	0	(6,038)	0	(69)	(40,130)	0	0	0
Issuances	0	0	0	0	0	0	0	0
Settlements	(160)	(7,812)	0	(8,667)	(2,362)	0	0	(1,500)
Transfers into Level 3(1)	704	4,092	0	11,849	90,687	0	0	0
Transfers out of Level 3(1)	(8,486)	(416)	(987)	0	(86,470)	0	0	0
Other(3)	0	0	0	0	0	0	0	12,001
Fair value, end of period	$55,003	$22,716	$0	$17,773	$173,347	$0	$0	$18,248
Unrealized gains (losses) for assets still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$(357)	$0	$(1,035)	$0	$0	$0	$0
Asset management fees and other income	$0	$0	$0	$0	$0	$0	$0	$2,162

		Year Ended December 31, 2015(4)
	Equity Securities, Available-for-Sale	Other Long-term Investments	Reinsurance Recoverables	Receivables from Parent and Affiliates	Future Policy Benefits	Policyholders' Account Balances
		(in thousands)
Fair value, beginning of period	$750	$595	$4,897,545	$19,203	$(4,993,611)	$0
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	337	1,912	(635,006)	0	505,416	0
Asset management fees and other income	0	0	0	0	0	0
Included in other comprehensive income (loss)	(245)	0	0	(17)	0	0
Net investment income	0	0	0	0	0	0
Purchases	0	3,395	677,472	0	0	0
Sales	0	(168)	0	0	0	0
Issuances	0	0	0	0	(717,239)	0
Settlements	(677)	0	0	0	0	0
Transfers into Level 3(1)	0	0	0	6,448	0	0
Transfers out of Level 3(1)	0	(30)	0	(20,634)	0	0
Other	0	0	0	0	0	0
Fair value, end of period	$165	$5,704	$4,940,011	$5,000	$(5,205,434)	$0
Unrealized gains (losses) for assets/liabilities still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$1,744	$(482,828)	$0	$381,057	$0
Asset management fees and other income	$0	$0	$0	$0	$0	$0
The following tables summarize the portion of changes in fair values of Level 3 assets and liabilities included in earnings and other comprehensive income for the year ended December 31, 2014, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held as of December 31, 2014.

	Year Ended December 31, 2014(4)
	Fixed Maturities, Available-for-Sale
	U.S. Corporate Public Securities	U.S. Corporate Private Securities	Foreign Corporate Public Securities	Foreign Corporate Private Securities	Asset- Backed Securities (6)	Commercial Mortgage- Backed Securities	Trading Account Assets - Asset Backed Securities	Trading Account Assets- Equity Securities
	(in thousands)
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	$2	$798	$0	$592	$142	$0	$0	$0
Asset management fees and other income	$0	$0	$0	$0	$0	$0	$0	$1,424
Included in other comprehensive income (loss)	$227	$757	$0	$(1,129)	$(348)	$(2)	$0	$0
Net investment income	$(4)	$18	$0	$58	$80	$0	$0	$0
Unrealized gains (losses) for assets still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$(101)	$0	$0	$0	$0	$0	$0
Asset management fees and other income	$0	$0	$0	$0	$0	$0	$0	$1,426

		Year Ended December 31, 2014(4)
	Equity Securities, Available-for-Sale	Other Long- term Investments	Reinsurance Recoverables	Receivables from Parent and Affiliates	Future Policy Benefits	Policyholders' Account Balances
		(in thousands)
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	$0	$168	$4,683,691	$0	$(4,690,021)	$0
Asset management fees and other income	$0	$0	$0	$0	$0	$0
Included in other comprehensive income (loss)	$246	$0	$0	$(121)	$0	$0
Net investment income	$0	$0	$0	$0	$0	$0
Unrealized gains (losses) for assets/liabilities still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$168	$4,672,815	$0	$(4,679,851)	$0
Asset management fees and other income	$0	$0	$0	$0	$0	$0

(1)	Transfers into or out of any level are generally reported as the value as of the beginning of the quarter in which the transfer occurs for any such assets still held at the end of the quarter.

(2)	Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

(3)	Other primarily represents reclassifications of certain assets and liabilities between reporting categories.

(4)	Prior period amounts have been reclassified to conform to current period presentation, including the adoption of ASU 2015-07.

(5)
Realized investment gains (losses) on Future Policy Benefits and Reinsurance Recoverables primarily represents the change in the fair value of the Company's living benefit guarantees on certain of its variable annuity contracts. Refer to Note 1 for impacts to Realized investment gains (losses) related to the Variable Annuities Recapture.

(6)	Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

Transfers - Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company is able to validate.

Fair Value of Financial Instruments

The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company’s Consolidated Statements of Financial Position; however, in some cases, as described below, the carrying amount equals or approximates fair value.

	December 31, 2016(1)
	Fair Value				Carrying Amount(2)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,181,582	$1,181,582	$1,150,381
Policy loans	0	0	1,166,456	1,166,456	1,166,456
Cash and cash equivalents	30,149	58,366	0	88,515	88,515
Accrued investment income	0	87,322	0	87,322	87,322
Receivables from parent and affiliates	0	76,315	0	76,315	76,315
Other assets	0	37,969	0	37,969	37,969
Total assets	$30,149	$259,972	$2,348,038	$2,638,159	$2,606,958
Liabilities:
Policyholders’ account balances - investment contracts	$0	$1,129,378	$253,007	$1,382,385	$1,386,099
Securities sold under agreements to repurchase	0	68,904	0	68,904	68,904
Cash collateral for loaned securities	0	74,976	0	74,976	74,976
Short-term debt to affiliates	0	0	0	0	0
Long-term debt to affiliates	0	0	0	0	0
Payables to parent and affiliates	0	73,628	0	73,628	73,628
Other liabilities	0	305,969	0	305,969	305,969
Total liabilities	$0	$1,652,855	$253,007	$1,905,862	$1,909,576

	December 31, 2015(1)
	Fair Value				Carrying Amount (2)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$8,540	$1,701,951	$1,710,491	$1,658,235
Policy loans	0	0	1,143,303	1,143,303	1,143,303
Cash and cash equivalents	19,297	156,064	0	175,361	175,361
Accrued investment income	0	100,031	0	100,031	100,031
Receivables from parent and affiliates	0	65,628	0	65,628	65,628
Other assets	0	6,162	0	6,162	6,162
Total assets	$19,297	$336,425	$2,845,254	$3,200,976	$3,148,720
Liabilities:
Policyholders’ account balances - investment contracts	$0	$947,853	$236,891	$1,184,744	$1,190,596
Securities sold under agreements to repurchase	0	0	0	0	0
Cash collateral for loaned securities	0	40,416	0	40,416	40,416
Short-term debt to affiliates	0	180,105	0	180,105	180,000
Long-term debt to affiliates	0	1,227,110	0	1,227,110	1,204,000
Payables to parent and affiliates	0	72,791	0	72,791	72,791
Other liabilities	0	343,089	0	343,089	343,089
Total liabilities	$0	$2,811,364	$236,891	$3,048,255	$3,030,892

(1)
Effective January 1, 2016, the Company adopted new accounting guidance (ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share or Its Equivalent (Topic 820)), which removes the requirement to categorize within the fair value hierarchy all investments measured at net asset value per share (or its equivalent) as a practical expedient. As a result of the adoption of this new guidance, certain other long-term investments are no longer classified in the fair value hierarchy. The guidance was required to be applied retrospectively, and therefore, prior period amounts have been conformed to the current period presentation. At December 31, 2016 and December 31, 2015, the fair values of these cost method investments were $35 million and $27 million, respectively, which had been previously classified in Level 3 at December 31, 2015. The carrying values of these investments were $32 million and $26 million as of December 31, 2016 and December 31, 2015, respectively.

(2)
Carrying values presented herein differ from those in the Company’s Consolidated Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments. Financial statement captions excluded from the above table are not considered financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

Commercial Mortgage and Other Loans

The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate or foreign government bond rate (for non-U.S. dollar-denominated loans) plus an appropriate credit spread for loans of similar quality, average life and currency. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology. Certain commercial mortgage loans are valued incorporating other factors, including the terms of the loans, the principal exit strategies and their timing for the loans, prevailing interest rates and credit risk.

Policy Loans

The Company's valuation technique for policy loans is to discount cash flows at the current policy loan coupon rate. Policy loans are fully collateralized by the cash surrender value of underlying insurance policies. As a result, the carrying value of the policy loans approximates the fair value.

Cash and Cash Equivalents, Accrued Investment Income, Receivables from Parent and Affiliates and Other Assets

The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash and cash equivalent instruments, accrued investment income, and other assets that meet the definition of financial instruments, including receivables, such as unsettled trades and accounts receivable.

Policyholders’ Account Balances - Investment Contracts

Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are generally derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own NPR. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.

Securities Sold Under Agreements to Repurchase

The Company receives collateral for selling securities under agreements to repurchase, or pledges collateral under agreements to resell. Repurchase and resale agreements are also generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

Cash Collateral for Loaned Securities

Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities. For these transactions, the carrying value of the related asset or liability approximates fair value as they equal the amount of cash collateral received or paid.

Short-Term and Long-Term Debt

The fair value of short-term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company’s own NPR. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For debt with a maturity of less than 90 days, the carrying value approximates fair value.

Other Liabilities and Payables to Parent and Affiliates

Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.

10. DERIVATIVE INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

Interest Rate Contracts

Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it owns or anticipates acquiring or selling. Swaps may be attributed to specific assets or liabilities or may be used on a portfolio basis. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount.

Equity Contracts

Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.

Total return swaps are contracts whereby the Company agrees with counterparties to exchange, at specified intervals, the difference between the return on an asset (or market index) and LIBOR plus an associated funding spread based on a notional amount. The Company generally uses total return swaps to hedge the effect of adverse changes in equity indices.

Foreign Exchange Contracts

Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.

Under currency forwards, the Company agrees with counterparties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated. These earnings hedges do not qualify for hedge accounting.

Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

Credit Contracts

Credit derivatives are used by the Company to enhance the return on the Company’s investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company sells credit protection on a single name reference, or certain index reference, and in return receives a quarterly premium. With credit default derivatives, this premium or credit spread generally corresponds to the difference between the yield on the referenced name’s public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security or pay the referenced amount less the auction recovery rate. See "Credit Derivatives" below for a discussion of guarantees related to credit derivatives written. In addition to selling credit protection, the Company may purchase credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio.

Embedded Derivatives

The Company sells variable annuity products which may include guaranteed benefit features that are accounted for as embedded derivatives. Related to these embedded derivatives, the Company has entered into reinsurance agreements to transfer the risk associated with certain benefit features to affiliates, PALAC and Prudential Insurance. See Note 1 for additional information on the change to the reinsurance agreements effective April 1, 2016.

Additionally, the Company has entered into a reinsurance agreement with Union Hamilton Reinsurance, Ltd. ("Union Hamilton"), an external counterparty. The Company also reinsures a portion of the no-lapse guarantee provision on certain universal life products to an affiliate, UPARC.

These embedded derivatives and reinsurance agreements, which are derivatives and accounted for in the same manner as the embedded derivatives, are carried at fair value and are marked to market through “Realized investment gains (losses), net” based on the change in value of the underlying contractual guarantees, which are determined using valuation models as described in Note 9.

The table below provides a summary of the gross notional amount and fair value of derivative contracts by the primary underlying, excluding embedded derivatives and associated reinsurance recoverables which are recorded with the associated host. Many derivative instruments contain multiple underlyings. The fair value amounts below represent the gross fair value of derivative contracts prior to taking into account the netting effects of master netting agreements, cash collateral held with the same counterparty, and non-performance risk.

	December 31, 2016			December 31, 2015
		Gross Fair Value			Gross Fair Value
Primary Underlying	Notional	Assets	Liabilities	Notional	Assets	Liabilities
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Currency/Interest Rate
Currency Swaps	$435,602	$44,040	$(1,835)	$529,128	$50,877	$(1,385)
Total Qualifying Hedges	$435,602	$44,040	$(1,835)	$529,128	$50,877	$(1,385)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate
Interest Rate Swaps	$101,076	$8,215	$0	$3,159,400	$203,313	$(8,605)
Foreign Currency
Foreign Currency Forwards	13,447	216	(20)	3,722	39	(15)
Credit
Credit Default Swaps	3,000	0	(281)	7,275	268	(222)
Currency/Interest Rate
Foreign Currency Swaps	56,626	7,789	(211)	122,425	17,079	(71)
Equity
Total Return Swaps	0	0	0	542,294	411	(10,451)
Equity Options	649,807	30,624	(10,507)	25,345,369	28,668	(12,100)
Total Non-Qualifying Hedges	$823,956	$46,844	$(11,019)	$29,180,485	$249,778	$(31,464)
Total Derivatives (1)	$1,259,558	$90,884	$(12,854)	$29,709,613	$300,655	$(32,849)

(1)	Excludes embedded derivatives and related reinsurance recoverables which contain multiple underlyings.

The fair value of the embedded derivatives, included in "Future policy benefits," was a net liability of $5,041 million and $5,205 million as of December 31, 2016 and December 31, 2015, respectively. The fair value of the related reinsurance recoverables, included in "Reinsurance recoverables," was an asset of $5,474 million and $4,940 million as of December 31, 2016 and December 31, 2015, respectively. Of these reinsurance recoverables, the fair value related to the living benefit guarantees was an asset of $5,041 million and $4,593 million from PALAC and Prudential Insurance, and an asset of $0 million and $7 million from Union Hamilton as of December 31, 2016 and December 31, 2015, respectively, and the fair value related to the no-lapse guarantee was an asset of $433 million and $340 million from UPARC as of December 31, 2016 and December 31, 2015, respectively. See Note 12 for additional information on these reinsurance agreements.

The fair value of the embedded derivatives, included in "Policyholders' account balances," was a net liability of $20 million and $6 million as of December 31, 2016 and December 31, 2015, respectively. There was no related reinsurance recoverable.

Offsetting Assets and Liabilities

The following table presents recognized derivative instruments (excluding embedded derivatives and associated reinsurance recoverables), and repurchase and reverse repurchase agreements that are offset in the Consolidated Statements of Financial Position, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the Consolidated Statements of Financial Position.

	December 31, 2016
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statement of Financial Position	Net Amounts Presented in the Consolidated Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$90,877	$(13,019)	$77,858	$(77,858)	$0
Securities purchased under agreements to resell	58,366	0	58,366	(58,366)	0
Total Assets	$149,243	$(13,019)	$136,224	$(136,224)	$0
Offsetting of Financial Liabilities:
Derivatives(1)	$12,854	$(12,854)	$0	$0	$0
Securities sold under agreements to repurchase	68,904	0	68,904	(68,904)	0
Total Liabilities	$81,758	$(12,854)	$68,904	$(68,904)	$0

	December 31, 2015
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statement of Financial Position	Net Amounts Presented in the Consolidated Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$297,371	$(230,554)	$66,817	$(15,157)	$51,660
Securities purchased under agreements to resell	156,064	0	156,064	(156,064)	0
Total Assets	$453,435	$(230,554)	$222,881	$(171,221)	$51,660
Offsetting of Financial Liabilities:
Derivatives(1)	$32,849	$(32,849)	$0	$0	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$32,849	$(32,849)	$0	$0	$0

(1)	Amounts exclude the excess of collateral received/pledged from/to the counterparty.

For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see “Credit Risk” below. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company’s accounting policy for securities repurchase and resale agreements, see Note 2 to the Consolidated Financial Statements.

Cash Flow Hedges

The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, equity or embedded derivatives in any of its cash flow hedge accounting relationships.

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship:

	Year Ended December 31, 2016
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$4,055	$1,638	$(7,340)
Total qualifying hedges	0	4,055	1,638	(7,340)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	186,419	0	0	0
Currency	1,657	0	0	0
Currency/Interest Rate	8,960	0	(15)	0
Credit	(535)	0	0	0
Equity	350	0	0	0
Embedded Derivatives	467,682	0	0	0
Total non-qualifying hedges	664,533	0	(15)	0
Total	$664,533	$4,055	$1,623	$(7,340)

	Year Ended December 31, 2015
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$3,297	$1,879	$36,686
Total qualifying hedges	0	3,297	1,879	36,686
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	77,158	0	0	0
Currency	211	0	0	0
Currency/Interest Rate	11,533	0	209	0
Credit	90	0	0	0
Equity	(35,276)	0	0	0
Embedded Derivatives	(274,008)	0	0	0
Total non-qualifying hedges	(220,292)	0	209	0
Total	$(220,292)	$3,297	$2,088	$36,686

	Year Ended December 31, 2014
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$1,027	$908	$16,286
Total qualifying hedges	0	1,027	908	16,286
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	350,946	0	0	0
Currency	86	0	0	0
Currency/Interest Rate	14,344	0	126	0
Credit	2	0	0	0
Equity	(65,424)	0	0	0
Embedded Derivatives	(209,398)	0	0	0
Total non-qualifying hedges	90,556	0	126	0
Total	$90,556	$1,027	$1,034	$16,286

(1)	Amounts deferred in AOCI.

For the years ended December 31, 2016, 2015 and 2014, the ineffective portion of derivatives accounted for using hedge accounting was not material to the Company’s results of operations. Also, there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.

Presented below is a rollforward of current period cash flow hedges in “Accumulated other comprehensive income (loss)” before taxes:

(in thousands)
Balance, December 31, 2013	$(4,701)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2014	22,880
Amount reclassified into current period earnings	(6,594)
Balance, December 31, 2014	11,585
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2015	40,972
Amount reclassified into current period earnings	(4,286)
Balance, December 31, 2015	48,271
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2016	575
Amount reclassified into current period earnings	(7,915)
Balance, December 31, 2016	$40,931

Using December 31, 2016 values, it is estimated that a pre-tax gain of approximately $5 million will be reclassified from AOCI to earnings during the subsequent twelve months ending December 31, 2017, offset by amounts pertaining to the hedged items. As of December 31, 2016, the Company did not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 19 years. Income amounts deferred in AOCI as a result of cash flow hedges are included in “Net unrealized investment gains (losses)” within OCI in the Consolidated Statements of Operations and Comprehensive Income.

Credit Derivatives

The Company has no exposure from credit derivatives where it has written credit protection as of December 31, 2016 and December 31, 2015.

The Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio. The Company has outstanding notional amounts of $3 million and $7 million as of December 31, 2016 and December 31, 2015, respectively, reported at fair value as a liability $0.3 million as of December 31, 2016 and an asset of $0.0 million as of December 31, 2015.

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by our counterparties to financial derivative transactions.

The Company has credit risk exposure to an affiliate, Prudential Global Funding LLC (“PGF”), related to its OTC derivative transactions. PGF manages credit risk with external counterparties by entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties, and by obtaining collateral, such as cash and securities, when appropriate. Additionally, limits are set on single party credit exposures which are subject to periodic management review.

Under fair value measurements, the Company incorporates the market’s perception of its own and the counterparty’s non-performance risk in determining the fair value of the portion of its OTC derivative assets and liabilities that are uncollateralized. Credit spreads are applied to the derivative fair values on a net basis by counterparty. To reflect the Company’s own credit spread a proxy based on relevant debt spreads is applied to OTC derivative net liability positions. Similarly, the Company’s counterparties’ credit spread is applied to OTC derivative net asset positions.

11. COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS

Commitments

The Company has made commitments to fund commercial loans. As of December 31, 2016 and 2015, the outstanding balances on these commitments were $49 million and $62 million, respectively. The Company also made commitments to purchase or fund investments, mostly private fixed maturities. As of December 31, 2016 and 2015, $133 million and $131 million, respectively, of these commitments were outstanding.

Contingent Liabilities

On an ongoing basis, the Company’s internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the costs of such remediation, administrative costs and regulatory fines.

The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see “Litigation and Regulatory Matters” below.

It is possible that the results of operations or the cash flows of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flows for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company’s financial position.

Litigation and Regulatory Matters

The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.

The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed, including matters discussed below. The Company estimates that as of December 31, 2016, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is less than $30 million. This estimate is not an indication of expected loss, if any, or the Company's maximum possible loss exposure on such matters. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.

Wells Fargo MyTerm Sales
In December 2016, Prudential Financial announced that it suspended sales of its MyTerm life insurance product through Wells Fargo pending completion of a Prudential Financial-initiated review of how the product was being sold through Wells Fargo. Prudential Financial has offered to reimburse the full amount of premium with interest, to any Wells Fargo customers with concerns about the way in which the product was purchased. Wells Fargo distributed the product from June 2014 until sales were suspended, and Prudential Financial's total annualized new business premiums associated with sales through Wells Fargo were approximately $4 million.

Prudential Financial has received inquiries, requests for information, subpoenas and a civil investigative demand related to this matter from state and federal regulators, including its lead state insurance regulator, the New Jersey Department of Banking and Insurance ("NJDOBI"), state attorneys general and federal legislators, and is responding to these requests. Prudential Financial has also received shareholder demands for certain books and records under New Jersey law. Litigation related to this matter is described below. Prudential Financial may become subject to additional regulatory inquiries and other investigations and actions, shareholder demands and litigation related to this matter. Prudential Financial has provided notice to Wells Fargo that it may seek indemnification under the MyTerm distribution agreement between the parties.

Alex Perea v. The Prudential Insurance Company of America, Pruco Life Insurance Company of New Jersey, and Pruco Life Insurance Company

In December 2016, a putative class action complaint entitled Alex Perea, individually and on behalf of all others similarly situated v. The Prudential Insurance Company of America, Pruco Life Insurance Company of New Jersey, and Pruco Life Insurance Company, was filed in the United States District Court for the District of New Jersey. The complaint: (1) alleges that Defendants conspired with Wells Fargo to sell a life insurance product to Wells Fargo customers without their knowledge or consent and violated federal law (Racketeer Influenced and Corrupt Organizations Act (RICO)) and New Jersey law (Consumer Fraud Act), and (2) seeks injunctive relief, compensatory damages, exemplary and statutory penalties, treble damages, interest and attorneys’ fees and costs. In January 2017, plaintiff filed an amended complaint in the United States District Court for the District of New Jersey, alleging the same claims contained in the Complaint. In February 2017, the Amended Complaint was withdrawn with prejudice.

Escheatment Litigation

State of West Virginia ex. Rel. John D. Perdue v. PRUCO Life Insurance Company

In October 2012, the State of West Virginia, through its State Treasurer, filed a lawsuit in the Circuit Court of Putnam County, West Virginia. The complaint alleges violations of the West Virginia Uniform Unclaimed Property Fund Act by failing to properly identify and report all unclaimed insurance policy proceeds which should either be paid to beneficiaries or escheated to West Virginia. The complaint seeks to examine the records of the Company to determine compliance with the West Virginia Uniform Unclaimed Property Fund Act, and to assess penalties and costs in an undetermined amount. In April 2013, the Company filed motions to dismiss the complaints. In December 2013, the Court granted the Company’s motions and dismissed the complaints with prejudice. In January 2014, the State of West Virginia appealed the decisions. In June 2015, the West Virginia Supreme Court issued a decision: (i) reversing the trial court’s dismissal of the West Virginia Treasurer’s complaint alleging violations of West Virginia’s unclaimed property law; and (ii) remanding the case to the Circuit Court of Putnam County for proceedings consistent with its decision. In July 2015, a petition for rehearing was filed with the West Virginia Supreme Court. In September 2015, the West Virginia Supreme Court of Appeals denied defendants’ rehearing petition. In November 2015, the Company filed its answers.

Escheatment Audit and Claims Settlement Practices Market Conduct Exam

In January 2012, a Global Resolution Agreement entered into by the Company and a third-party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third-party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File (“SSMDF") to identify deceased insureds and contractholders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by the Company to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires the Company to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Substantially all other jurisdictions that are not signatories to the Global Resolution Agreement or the Regulatory Settlement Agreement have entered into similar agreements with the Company.

The New York Attorney General has subpoenaed the Company, along with other companies, regarding its unclaimed property procedures and may ultimately seek remediation and other relief, including damages. Additionally, the New York Office of Unclaimed Funds is conducting an audit of the Company’s compliance with New York’s unclaimed property laws.

Securities Lending Matter

In 2016, Prudential Financial self-reported to the United States Securities and Exchange Commission (“SEC"), and notified other regulators, that in some cases it failed to maximize securities lending income due to a long-standing restriction benefiting Prudential Financial that limited the availability of loanable securities for certain separate account investments. Prudential Financial has removed the restriction and substantially implemented a remediation plan for the benefit of customers. Prudential Financial intends to complete the remediation process. The remediation plan remains subject to regulatory review and Prudential Financial is cooperating with regulators in their review of this matter.

Summary

The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company’s results of operations or cash flows in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flows for such period. In light of the unpredictability of the Company’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company’s financial position.

12. REINSURANCE

The Company participates in reinsurance with its affiliates Prudential Life Insurance Company of Taiwan Inc. (“Prudential of Taiwan”), Prudential Arizona Reinsurance Captive Company (“PARCC”), UPARC, Prudential Arizona Reinsurance Term Company (“PAR Term”), Prudential Arizona Reinsurance Universal Company (“PAR U”), PURC, Prudential Term Reinsurance Company (“Term Re”), PALAC, its parent company Prudential Insurance, third parties, and participated in reinsurance with its affiliate Pruco Re through March 31, 2016. The reinsurance agreements provide risk diversification and additional capacity for future growth, limit the maximum net loss potential, manage statutory capital, facilitate its capital market hedging program, and align accounting methodology for the assets and liabilities of living benefit guarantees contained in annuities contracts. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

Reserves related to reinsured long duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers for long duration reinsurance arrangements are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. Reinsurance premiums ceded for universal life products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.

Realized investment gains and losses include the impact of reinsurance agreements, particularly reinsurance agreements involving living benefit guarantees. The Company has entered into reinsurance agreements to transfer the risk related to the living benefit guarantees on variable annuities to PALAC excluding the PLNJ business which was reinsured to Prudential Insurance. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture. The Company has also entered into an agreement with UPARC to reinsure a portion of the no-lapse guarantee provision on certain universal life products. These reinsurance agreements are derivatives and have been accounted for in the same manner as embedded derivatives and the changes in the fair value of these derivatives are recognized through “Realized investment gains (losses), net”. See Note 10 for additional information related to the accounting for embedded derivatives.

Prior period amounts in the tables below have been revised to correct previously reported amounts. These prior period revisions have also been reflected in the Consolidated Financial Statements. See Note 16 for a more detailed description of the revisions.

Reinsurance amounts included in the Company’s Consolidated Statements of Financial Position as of December 31, were as follows:

	2016	2015
	(in thousands)
Reinsurance recoverables	$28,674,226	$22,691,491
Policy loans	(87,112)	(75,697)
Deferred policy acquisition costs	(6,482,889)	(2,158,121)
Deferred sales inducements	(615,117)	0
Other assets(1)	226,347	35,616
Policyholders’ account balances	4,978,859	5,020,230
Future policy benefits	2,833,327	2,380,215
Other liabilities(2)	410,376	516,525

(1)	"Other assets" includes $0.1 million and $0.0 million of unaffiliated activity as of December 31, 2016 and 2015, respectively.

(2)	"Other liabilities" includes $28 million and $22 million of unaffiliated activity as of December 31, 2016 and 2015, respectively.

The reinsurance recoverables by counterparty are broken out below:

	December 31, 2016	December 31, 2015
	(in thousands)
PAR U	$10,514,125	$9,867,902
PALAC	7,706,860	0
PURC	3,153,449	2,324,163
PARCC	2,589,397	2,563,300
PAR Term	1,403,738	1,226,749
Prudential of Taiwan	1,246,241	1,169,664
Prudential Insurance	976,652	226,926
Term Re	593,084	298,002
UPARC	467,904	376,660
Pruco Re	0	4,594,412
Unaffiliated	22,776	43,713
Total reinsurance recoverables	$28,674,226	$22,691,491

Reinsurance amounts, included in the Company’s Consolidated Statements of Operations and Comprehensive Income for the years ended December 31, were as follows:

	2016	2015	2014
	(in thousands)
Premiums:
Direct	$1,621,531	$1,519,992	$1,408,833
Assumed(1)	359	0	0
Ceded	(2,447,832)	(1,442,358)	(1,342,627)
Net premiums	(825,942)	77,634	66,206
Policy charges and fee income:
Direct	2,804,446	2,933,271	2,754,115
Assumed	533,648	434,560	477,921
Ceded(2)	(2,550,899)	(1,211,444)	(1,160,997)
Net policy charges and fee income	787,195	2,156,387	2,071,039
Net investment income:
Direct	378,969	419,357	406,620
Assumed	1,411	1,394	1,362
Ceded	(4,430)	(4,164)	(3,964)
Net investment income	375,950	416,587	404,018
Asset administration fees:
Direct	310,178	362,321	377,127
Assumed	0	0	0
Ceded	(225,735)	0	0
Net asset administration fees	84,443	362,321	377,127
Other income:
Direct	50,475	44,223	49,891
Assumed(3)	(161)	0	0
Ceded	21	0	0
Amortization of reinsurance income	(19,228)	11,292	7,936
Net other income	31,107	55,515	57,827
Realized investment gains (losses), net:
Direct	1,263,088	571,702	(4,375,107)
Assumed	0	0	0
Ceded(4)	(504,639)	(780,240)	4,489,174
Realized investment gains (losses), net	758,449	(208,538)	114,067
Policyholders’ benefits (including change in reserves):
Direct	2,456,262	2,064,906	1,863,078
Assumed	596,196	541,371	792,616
Ceded(5)	(3,312,658)	(2,307,127)	(2,301,997)
Net policyholders’ benefits (including change in reserves)	(260,200)	299,150	353,697
Interest credited to policyholders’ account balances:
Direct	413,328	477,667	459,982
Assumed	131,953	124,954	117,725
Ceded	(244,061)	(228,410)	(209,392)
Net interest credited to policyholders’ account balances	301,220	374,211	368,315
Net reinsurance expense allowances, net of capitalization and amortization(6)	(840,010)	(354,372)	(390,531)

(1)	"Premiums assumed" includes $0.4 million, $0.0 million and $0.0 million of unaffiliated activity for the years ended December 31, 2016, 2015 and 2014, respectively.

(2)	"Policy charges ceded" includes $(4) million of unaffiliated activity for each of the years ended December 31, 2016, 2015 and 2014.

(3)	"Other income assumed" includes $(0.2) million, $0.0 million and $0.0 million of unaffiliated activity for the years ended December 31, 2016, 2015 and 2014, respectively.

(4)	"Realized investment gains (losses), net ceded" includes $(30) million, $2 million and $0.0 million of unaffiliated activity for the years ended December 31, 2016, 2015 and 2014, respectively.

(5)
"Policyholders' benefits (including change in reserves) ceded" includes $5 million, $(14) million and $3 million of unaffiliated activity for the years ended December 31, 2016, 2015 and 2014, respectively.

(6)	Prior period amounts have been corrected to exclude non-reinsurance expenses.

The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

	2016	2015	2014
	(in thousands)
Direct gross life insurance face amount in force	$827,832,976	$770,427,543	$709,800,479
Assumed gross life insurance face amount in force	42,566,514	43,552,313	44,519,176
Reinsurance ceded	(805,796,078)	(752,647,594)	(694,659,804)
Net life insurance face amount in force	$64,603,412	$61,332,262	$59,659,851

Information regarding significant affiliated reinsurance arrangements is described below.

PALAC

Effective April 1, 2016, the Company entered into a reinsurance agreement with PALAC, to reinsure its variable annuity base contracts, along with the living benefit guarantees, excluding business reinsured externally, and the PLNJ business, which was reinsured to Prudential Insurance. See Note 1 for additional information related to the Variable Annuities Recapture.

PAR U

Pruco Life reinsures an amount equal to 70% of all the risks associated with Universal Protector policies having no-lapse guarantees as well as its Universal Plus policies, with effective dates prior to January 1, 2011.

Effective July 1, 2011, PLNJ reinsures an amount equal to 95% of all the risks associated with its universal life policies with PAR U.

On January 2, 2013, Pruco Life began to assume GUL business from Prudential Insurance in connection with the acquisition of The Hartford Life Business. The GUL business assumed from Prudential Insurance was subsequently retroceded to PAR U.

PURC

Pruco Life reinsures an amount equal to 70% of all the risks associated with its Universal Protector policies having no lapse guarantees as well as its Universal Plus policies, with effective dates from January 1, 2011 through December 31, 2012 with PURC.
Effective July 1, 2014, the agreement between Pruco Life and PURC was amended to reinsure policies with effective dates from January 1, 2013 through December 31, 2013. Under the amended agreement, PURC reinsures an amount equal to 70% of all risks associated with Universal Protector policies having no-lapse guarantees as well as Universal Plus policies.

Effective January 1, 2014, Pruco Life entered into an automatic coinsurance agreement with PURC to reinsure an amount equal to 95% of all the risks associated with Universal Protector policies having no-lapse guarantees, as well as Universal Plus policies, with effective dates on or after January 1, 2014.

PARCC

The Company reinsures 90% of the risks under its term life insurance policies, with effective dates prior to January 1, 2010 through an automatic coinsurance agreement with PARCC.

PAR Term

The Company reinsures 95% of the risks under its term life insurance policies with effective dates January 1, 2010 through December 31, 2013, through an automatic coinsurance agreement with PAR Term.

Prudential of Taiwan

On January 31, 2001, Pruco Life transferred all of its assets and liabilities associated with its Taiwan branch, including its Taiwan insurance book of business, to Prudential of Taiwan, an affiliated company. The mechanism used to transfer this block of business in Taiwan is referred to as a “full acquisition and assumption” transaction. Under this mechanism, Pruco Life is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against Pruco Life.

The transfer of the insurance related assets and liabilities was accounted for as a long-duration coinsurance transaction under U.S. GAAP. Under this accounting treatment, the insurance related liabilities remain on the books of Pruco Life and an offsetting reinsurance recoverable is established. These assets and liabilities are denominated in U.S. dollars.

Prudential Insurance

The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured.

On January 2, 2013, Pruco Life began to assume GUL business from Prudential Insurance in connection with the acquisition of the Hartford Life Business. The GUL business assumed from Prudential Insurance was subsequently retroceded to PAR U.

The Company has reinsured a group annuity contract with Prudential Insurance, in consideration for a single premium payment by the Company, providing reinsurance equal to 100% of all payments due under the contract.

Effective April 1, 2016, PLNJ entered into a reinsurance agreement with Prudential Insurance to reinsure its variable annuity base contracts, along with the living benefit guarantees. See Note 1 for additional information related to the Variable Annuities Recapture.

UPARC

Pruco Life reinsures Universal Protector policies having no-lapse guarantees with effective dates prior to January 1, 2013 with UPARC. UPARC reinsures an amount equal to 27% of the net amount at risk related to the first $1 million in face amount plus 30% of the net amount at risk related to the face amount in excess of $1 million as well as 30% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies.

Effective January 1, 2014, the agreement between Pruco Life and UPARC to reinsure Universal Protector policies having no-lapse guarantees was amended for policies with effective dates on or after January 1, 2014. Under the amended agreement, UPARC will no longer reinsure Universal Protector policies having no-lapse guarantees.

Effective July 1, 2014, the agreement between Pruco Life and UPARC to reinsure Universal Protector policies having no-lapse guarantees was further amended for policies with effective dates January 1, 2013 through December 31, 2013. Under the amended agreement, UPARC reinsures an amount equal to 27% of the net amount at risk related to the first $1 million in face amount plus 30% of the net amount at risk related to the face amount in excess of $1 million as well as 30% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies.

Term Re

The Company reinsures 95% of the risks under its term life insurance policies, with effective dates on or after January 1, 2014 through an automatic coinsurance agreement with Term Re.

Pruco Re

Through March 31, 2016, the Company, including its wholly-owned subsidiary PLNJ, entered into various automatic coinsurance agreements with Pruco Re to reinsure its living benefit features sold on certain of its annuities. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture.

Information regarding significant third party reinsurance arrangements is described below.

Union Hamilton

Effective April 1, 2015, the Company, excluding its subsidiaries, entered into an agreement with Union Hamilton, an external counterparty, to reinsure approximately 50% of the Prudential Premier® Retirement Variable Annuity with Highest Daily Lifetime Income (“HDI”) v.3.0 business, a guaranteed benefit feature. This reinsurance agreement covered most new HDI v.3.0 variable annuity business issued between April 1, 2015 and December 31, 2016 on a quota share basis, with Union Hamilton’s cumulative quota share amounting to $2.9 billion of new rider premiums as of December 31, 2016. Reinsurance on business subject to this agreement remains in force over the lives of the underlying annuity contracts. New business written subsequent to December 31, 2016 is not covered by external reinsurance. These guaranteed benefit features are accounted for as embedded derivatives.

13. EQUITY

Accumulated Other Comprehensive Income (Loss)

The balance of and changes in each component of “Accumulated other comprehensive income (loss)” for the years ended December 31, were as follows:

	Accumulated Other Comprehensive Income (Loss)
	Foreign Currency Translation Adjustment	Net Unrealized Investment Gains (Losses)(1)	Total Accumulated Other Comprehensive Income (Loss)
	(in thousands)
Balance, December 31, 2013	$403	$56,243	$56,646
Change in other comprehensive income before reclassifications	(723)	207,134	206,411
Amounts reclassified from AOCI	0	(18,649)	(18,649)
Income tax benefit (expense)	253	(65,970)	(65,717)
Balance, December 31, 2014	$(67)	$178,758	$178,691
Change in other comprehensive income before reclassifications	(507)	(164,799)	(165,306)
Amounts reclassified from AOCI	0	(9,902)	(9,902)
Income tax benefit (expense)	177	61,145	61,322
Balance, December 31, 2015	$(397)	$65,202	$64,805
Change in other comprehensive income before reclassifications	(8)	74,040	74,032
Amounts reclassified from AOCI	0	(64,540)	(64,540)
Income tax benefit (expense)	3	(3,325)	(3,322)
Balance, December 31, 2016	$(402)	$71,377	$70,975

(1)	Includes cash flow hedges of $41 million, $48 million, and $12 million as of December 31, 2016, 2015 and 2014, respectively.

Reclassifications out of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
	(in thousands)
Amounts reclassified from AOCI (1)(2):
Net unrealized investment gains (losses):
Cash flow hedges—Currency/Interest rate(3)	$7,915	$4,286	$6,594
Net unrealized investment gains (losses) on available-for-sale securities(4)	56,625	5,616	12,055
Total net unrealized investment gains (losses)	64,540	9,902	18,649
Total reclassifications for the period	$64,540	$9,902	$18,649

(1)	All amounts are shown before tax.

(2)	Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.

(3)	See Note 10 for additional information on cash flow hedges.

(4)
See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs, future policy benefits and policyholders’ account balances.

Net Unrealized Investment Gains (Losses)

Net unrealized investment gains and losses on securities classified as available-for-sale and certain other long-term investments and other assets are included in the Company’s Consolidated Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from “Other comprehensive income (loss)” those items that are included as part of “Net income” for a period that had been part of “Other comprehensive income (loss)” in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows:

Net Unrealized Investment Gains and Losses on Fixed Maturity Securities on which an OTTI loss has been recognized

	Net Unrealized Gains (Losses) on Investments	Deferred Policy Acquisition Costs and Other Costs	Future Policy Benefits and Policyholders' Account Balances(2)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2013	$4,498	$(3,324)	$1,819	$(1,079)	$1,914
Net investment gains (losses) on investments arising during the period	996	0	0	(348)	648
Reclassification adjustment for (gains) losses included in net income	(161)	0	0	56	(105)
Reclassification adjustment for OTTI losses excluded from net income(1)	0	0	0	0	0
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	786	0	(275)	511
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	(591)	206	(385)
Balance, December 31, 2014	$5,333	$(2,538)	$1,228	$(1,440)	$2,583
Net investment gains (losses) on investments arising during the period	107	0	0	(37)	70
Reclassification adjustment for (gains) losses included in net income	(251)	0	0	88	(163)
Reclassification adjustment for OTTI losses excluded from net income(1)	7	0	0	(2)	5
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	1,188	0	(416)	772
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	(114)	40	(74)
Balance, December 31, 2015	$5,196	$(1,350)	$1,114	$(1,767)	$3,193
Net investment gains (losses) on investments arising during the period	1,238	0	0	(433)	805
Reclassification adjustment for (gains) losses included in net income	(1,107)	0	0	387	(720)
Reclassification adjustment for OTTI losses excluded from net income(1)	(444)	0	0	155	(289)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(209)	0	73	(136)
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	165	(58)	107
Balance, December 31, 2016	$4,883	$(1,559)	$1,279	$(1,643)	$2,960

(1)	Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(2)	Balances are net of reinsurance.

All Other Net Unrealized Investment Gains and Losses in AOCI

	Net Unrealized Gains (Losses) on Investments(2)	Deferred Policy Acquisition Costs and Other Costs	Future Policy Benefits and Policyholders' Account Balances(3)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2013	$123,153	$(43,030)	$3,293	$(29,087)	$54,329
Net investment gains (losses) on investments arising during the period	239,912	0	0	(83,969)	155,943
Reclassification adjustment for (gains) losses included in net income	(18,488)	0	0	6,471	(12,017)
Reclassification adjustment for OTTI losses excluded from net income(1)	0	0	0	0	0
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(69,799)	0	24,430	(45,369)
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	35,829	(12,540)	23,289
Balance, December 31, 2014	$344,577	$(112,829)	$39,122	$(94,695)	$176,175
Net investment gains (losses) on investments arising during the period	(223,082)	0	0	78,078	(145,004)
Reclassification adjustment for (gains) losses included in net income	(9,651)	0	0	3,378	(6,273)
Reclassification adjustment for OTTI losses excluded from net income(1)	(7)	0	0	2	(5)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	93,577	0	(32,752)	60,825
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	(36,475)	12,766	(23,709)
Balance, December 31, 2015	$111,837	$(19,252)	$2,647	$(33,223)	$62,009
Net investment gains (losses) on investments arising during the period	(70,379)	0	0	24,633	(45,746)
Reclassification adjustment for (gains) losses included in net income	65,647	0	0	(22,976)	42,671
Reclassification adjustment for OTTI losses excluded from net income(1)	444	0	0	(155)	289
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	2,017	0	(706)	1,311
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	12,127	(4,244)	7,883
Balance, December 31, 2016	$107,549	$(17,235)	$14,774	$(36,671)	$68,417

(1)	Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(2)	Includes cash flow hedges. See Note 10 for information on cash flow hedges.

(3)	Balances are net of reinsurance.

14.    RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Expense Charges and Allocations

Many of the Company’s expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.

The Company’s general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock option program was $1 million for each of the years ended December 31, 2016, 2015 and 2014. The expense charged to the Company for the deferred compensation program was $8 million, $7 million and $7 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company is charged for its share of employee benefit expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during a career. The Company’s share of net expense for the pension plans was $23 million, $22 million and $20 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company is also charged for its share of the costs associated with welfare plans issued by Prudential Insurance. These expenses include costs related to medical, dental, life insurance and disability. The Company's share of net expense for the welfare plans was $28 million, $26 million and $28 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Prudential Insurance sponsors voluntary savings plans for its employee 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company’s expense for its share of the voluntary savings plan was $10 million, $8 million and $9 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company is charged distribution expenses from Prudential Insurance’s agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.

The Company pays commissions and certain other fees to Prudential Annuities Distributors, Incorporated (“PAD”) in consideration for PAD’s marketing and underwriting of the Company’s annuity products. Commissions and fees are paid by PAD to broker-dealers who sell the Company’s annuity products. Commissions and fees paid by the Company to PAD were $709 million, $771 million and $862 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Corporate Owned Life Insurance

The Company has sold five Corporate Owned Life Insurance (“COLI”) policies to Prudential Insurance, and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI policies was $3,367 million at December 31, 2016 and $2,873 million at December 31, 2015. Fees related to these COLI policies were $42 million, $45 million and $45 million for the years ended December 31, 2016, 2015 and 2014, respectively. The Company retains the majority of the mortality risk associated with these COLI policies up to $3.5 million.

Affiliated Investment Management Expenses

In accordance with an agreement with PGIM, Inc. ("PGIM"), the Company pays investment management expenses to PGIM who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PGIM related to this agreement were $15 million, $17 million and $15 million for the years ended December 31, 2016,

2015 and 2014, respectively. These expenses are recorded as “Net investment income” in the Consolidated Statements of Operations and Comprehensive Income.

Derivative Trades

In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF. For these OTC derivative contracts, PGF has a substantially equal and offsetting position with an external counterparty. See Note 10 for additional information.

Joint Ventures

The Company has made investments in joint ventures with certain subsidiaries of Prudential Financial. "Other long-term investments" includes $100 million and $146 million as of December 31, 2016 and 2015, respectively. "Net investment income" related to these ventures includes a gain of $2 million, $0.0 million and $8 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Affiliated Asset Administration Fee Income

The Company has a revenue sharing agreement with AST Investment Services, Inc. ("ASTISI") and Prudential Investments LLC ("Prudential Investments") whereby the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust. Income received from ASTISI and Prudential Investments related to this agreement was $295 million, $347 million and $364 million for the years ended December 31, 2016, 2015 and 2014, respectively. These revenues are recorded as “Asset administration fees” in the Consolidated Statements of Operations and Comprehensive Income.

The Company has a revenue sharing agreement with Prudential Investments, whereby the Company receives fee income based on policyholders’ separate account balances invested in The Prudential Series Fund. Income received from Prudential Investments related to this agreement was $13 million, $13 million and $12 million for the years ended December 31, 2016, 2015 and 2014, respectively. These revenues are recorded as “Asset administration fees” in the Consolidated Statements of Operations and Comprehensive Income.

Affiliated Notes Receivable

Affiliated notes receivable included in “Other assets” at December 31, were as follows:

	Maturity Dates			Interest Rates			2016	2015
							(in thousands)
U.S. Dollar floating rate notes	2025	-	2026	1.36%	-	1.77%	$0	$23,013
U.S. Dollar fixed rate notes	2022	-	2028	0.00%	-	14.85%	137,636	139,069
Euro-denominated fixed rate notes			2025			2.30%	0	543
Total long-term notes receivable - affiliated (1)							$137,636	$162,625

(1)	All long-term notes receivable may be called for prepayment prior to the respective maturity dates under specified circumstances.

The affiliated notes receivable shown above include those classified as loans, and carried at unpaid principal balance, net of any allowance for losses and those classified as available-for-sale securities and other trading account assets carried at fair value. The Company monitors the internal and external credit ratings of these loans and loan performance. The Company also considers any guarantees made by Prudential Insurance for loans due from affiliates.

Accrued interest receivable related to these loans was $1 million and $1 million at December 31, 2016 and 2015, respectively, and is included in “Other assets”. Revenues related to these loans were $6 million, $7 million and $14 million for the years ended December 31, 2016, 2015 and 2014, respectively, and are included in “Other income”.

Affiliated Asset Transfers

The Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within "Additional paid-in capital" (“APIC”) and "Realized investment gains (losses), net", respectively. The table below shows affiliated asset trades for the years ended December 31, 2016 and 2015, excluding those related to the Variable Annuities Recapture effective April 1, 2016, as described in Note 1.

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	Additional Paid-in Capital, Net of Tax Increase/ (Decrease)	Realized Investment Gain/ (Loss), Net of Tax
				(in thousands)
Prudential Insurance	March 2015	Purchase	Fixed Maturities & Trading Account Assets	$91,972	$73,849	$(11,780)	$0
Prudential Insurance	June 2015	Purchase	Fixed Maturities	$11,096	$10,480	$(401)	$0
Prudential Insurance	March 2016	Sale	Fixed Maturities & Short-Term Investments	$88,783	$88,875	$(60)	$0

Debt Agreements

The Company is authorized to borrow funds up to $2.2 billion from affiliates to meet its capital and other funding needs. During the second quarter of 2016, the Company prepaid $125 million of its debt and reassigned all the remaining debt to PALAC and Prudential Insurance as part of the Variable Annuities Recapture. See Note 1 for additional information on the reassignment effective April 1, 2016. The following table provides the breakout of the Company’s short-term and long-term debt with affiliates:

Affiliate	Date Issued	Amount of Notes - December 31, 2016	Amount of Notes - December 31, 2015	Interest Rate			Date of Maturity
		(in thousands)
Prudential Financial	12/15/2011	$0	$11,000			3.61%			12/15/2016
Prudential Financial	12/16/2011	0	11,000			3.61%			12/16/2016
Prudential Financial	11/15/2013	0	9,000			2.24%			12/15/2018
Prudential Financial	11/15/2013	0	23,000			3.19%			12/15/2020
Prudential Insurance	12/6/2013	0	120,000			2.60%			12/15/2018
Prudential Insurance	12/6/2013	0	130,000			4.39%			12/15/2023
Prudential Insurance	12/6/2013	0	250,000			3.64%			12/15/2020
Prudential Insurance	9/25/2014	0	30,000			1.89%			6/20/2017
Prudential Insurance	9/25/2014	0	40,000			3.95%			6/20/2024
Prudential Insurance	9/25/2014	0	20,000			2.80%			6/20/2019
Prudential Insurance	9/25/2014	0	50,000			3.95%			6/20/2024
Prudential Insurance	9/25/2014	0	50,000			2.80%			6/20/2019
Prudential Insurance	9/25/2014	0	100,000			3.47%			6/20/2021
Prudential Insurance	9/25/2014	0	100,000			3.95%			6/20/2024
Prudential Financial	12/15/2014	0	5,000			2.57%			12/15/2019
Prudential Financial	12/15/2014	0	23,000			3.14%			12/15/2021
Prudential Financial	6/15/2015	0	66,000			3.52%			6/15/2022
Prudential Financial	6/15/2015	0	6,000			2.86%			6/15/2020
Prudential Financial	9/21/2015	0	158,000	1.09%	-	1.63%	6/15/2016	-	6/15/2017
Prudential Financial	9/21/2015	0	132,000	1.40%	-	1.93%	12/17/2016	-	12/17/2017
Prudential Financial	9/21/2015	0	26,000	1.40%	-	1.93%	12/17/2016	-	12/17/2017
Prudential Financial	12/16/2015	0	5,000			2.85%			12/16/2020
Prudential Financial	12/16/2015	0	1,000			2.85%			12/16/2020
Prudential Financial	12/16/2015	0	18,000			3.37%			12/16/2022
Total Loans Payable to Affiliates		$0	$1,384,000
The total interest expense to the Company related to loans payable to affiliates was $13 million, $51 million and $52 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Contributed Capital and Dividends

In March and June of 2016, the Company received capital contributions in the amounts of $5 million and $200 million, respectively, from Prudential Insurance. For the years ended December 31, 2015 and 2014, the Company did not receive any capital contributions.

In April of 2016, the Company paid a dividend in the amount of $2,593 million to Prudential Insurance. In June and December of 2015, the Company paid dividends in the amounts of $230 million and $200 million, respectively, to Prudential Insurance. In June and December of 2014, the Company paid dividends in the amounts of $338 million and $410 million, respectively, to Prudential Insurance.

Reinsurance with affiliates

As discussed in Note 12, the Company participates in reinsurance transactions with certain affiliates.

15. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

Prior period amounts in the table below have been revised to correct previously reported amounts. These prior period revisions have also been reflected in the consolidated financial statements. See Note 16 for a more detailed description of the revisions.

The unaudited quarterly results of operations for the years ended December 31, 2016 and 2015 are summarized in the table below:

	Three months ended
	March 31	June 30	September 30	December 31
	(in thousands)
2016
Total revenues	$791,393	$140,925	$231,010	$47,874
Total benefits and expenses	1,163,700	(588,114)	182,006	132,262
Income (loss) from operations before income taxes	(372,307)	729,039	49,004	(84,388)
Net income (loss)	$(328,199)	$723,984	$84,897	$(85,465)
2015
Total revenues	$833,689	$601,620	$762,424	$662,173
Total benefits and expenses	738,702	365,827	920,714	337,301
Income (loss) from operations before income taxes	94,987	235,793	(158,290)	324,872
Net income (loss)	$81,934	$214,381	$(136,506)	$348,194

The variability in the quarterly results for 2016 was primarily due to the Variable Annuities Recapture. See Note 1 for additional information.

16. REVISION TO PRIOR YEAR INFORMATION

Revisions to 2016, 2015 and 2014 Consolidated Financial Statements

In 2016, the Company identified errors in the calculation of reserves for certain individual life products that impacted several line items within our previously issued consolidated financial statements. Prior period amounts have been revised in the Consolidated Financial Statements and related disclosures to correct these errors. In addition, the Company identified errors in the presentation of certain activity related to the Variable Annuities Recapture that impacted several line items within our previously issued Consolidated Statements of Cash Flows. While these items affect the subtotals of cash flows from operating, investing and financing activities, they have no impact on the net increase (decrease) in cash and cash equivalents for the previous reported periods. Prior period amounts to be presented in subsequent quarterly 10-Q filings will be revised. Management evaluated these adjustments and concluded they were not material to any previously reported quarterly or annual financial statements.

Management assessed the materiality of the misstatements described above on prior period financial statements in accordance with SEC Staff Accounting Bulletin ("SAB") No. 99, Materiality, codified in ASC 250-10, Accounting Changes and Error Corrections ("ASC 250"), and concluded that these misstatements were not material to any prior annual or interim periods. Accordingly, in accordance with ASC 250 (SAB No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements), impacted prior periods presented within the Annual Report on Form 10-K for the year ended December 31, 2016 have been revised. Similarly, prior period amounts to be presented in subsequent quarterly 10-Q filings will be revised, as presented below.

The following are selected line items from the consolidated financial statements illustrating the effects of these revisions:

Consolidated Statements of Financial Position

	December 31, 2015
	As Previously Reported	Revision	As Revised
	(in thousands)
ASSETS
Deferred policy acquisition costs	$5,111,373	$18,558	$5,129,931
Reinsurance recoverables	22,546,361	145,130	22,691,491
TOTAL ASSETS	148,643,945	163,688	148,807,633
LIABILITIES AND EQUITY
LIABILITIES
Policyholders’ account balances	$17,164,705	$40,119	$17,204,824
Future policy benefits	15,031,390	167,365	15,198,755
Income taxes	154,043	(15,404)	138,639
TOTAL LIABILITIES	144,133,128	192,080	144,325,208
EQUITY
Retained earnings	3,663,539	(28,392)	3,635,147
TOTAL EQUITY	4,510,817	(28,392)	4,482,425
TOTAL LIABILITIES AND EQUITY	148,643,945	163,688	148,807,633

Consolidated Statements of Operations and Comprehensive Income (Loss)

	Year Ended December 31, 2015			Year Ended December 31, 2014
	As Previously Reported	Revision	As Revised	As Previously Reported	Revision	As Revised
	(in thousands)
REVENUES
Policy charges and fee income	$2,159,428	$(3,041)	$2,156,387	$2,074,852	$(3,813)	$2,071,039
TOTAL REVENUES	2,862,947	(3,041)	2,859,906	3,094,097	(3,813)	3,090,284
BENEFITS AND EXPENSES
Policyholders' benefits	291,185	7,965	299,150	343,714	9,983	353,697
Amortization of deferred policy acquisition costs	662,644	(3,475)	659,169	436,169	(4,357)	431,812
TOTAL BENEFITS AND EXPENSES	2,358,054	4,490	2,362,544	2,167,921	5,626	2,173,547
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	504,893	(7,531)	497,362	926,176	(9,439)	916,737
Income tax expense (benefit)	(8,005)	(2,636)	(10,641)	140,373	(3,304)	137,069
NET INCOME (LOSS)	512,898	(4,895)	508,003	785,803	(6,135)	779,668
COMPREHENSIVE INCOME (LOSS)	399,012	(4,895)	394,117	907,848	(6,135)	901,713

	(UNAUDITED)
	Three Months Ended March 31, 2016
	As Previously Reported	Revision	As Revised
	(in thousands)
REVENUES
Policy charges and fee income	$527,407	$(845)	$526,562
TOTAL REVENUES	792,238	(845)	791,393
BENEFITS AND EXPENSES
Policyholders' benefits	98,528	2,202	100,730
Amortization of deferred policy acquisition costs	640,552	(966)	639,586
TOTAL BENEFITS AND EXPENSES	1,162,464	1,236	1,163,700
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	(370,226)	(2,081)	(372,307)
Income tax expense (benefit)	(44,095)	(13)	(44,108)
NET INCOME (LOSS)	(326,131)	(2,068)	(328,199)
COMPREHENSIVE INCOME (LOSS)	(210,804)	(2,068)	(212,872)

	(UNAUDITED)
	Three Months Ended June 30, 2016			Six Months Ended June 30, 2016
	As Previously Reported	Revision	As Revised	As Previously Reported	Revision	As Revised
	(in thousands)
REVENUES
Policy charges and fee income	$41,848	$17,083	$58,931	$569,255	$16,238	$585,493
TOTAL REVENUES	123,842	17,083	140,925	916,080	16,238	932,318
BENEFITS AND EXPENSES
Policyholders' benefits	(430,437)	(42,173)	(472,610)	(331,909)	(39,971)	(371,880)
Amortization of deferred policy acquisition costs	(29,866)	19,524	(10,342)	610,687	18,558	629,245
TOTAL BENEFITS AND EXPENSES	(565,465)	(22,649)	(588,114)	596,999	(21,413)	575,586
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	689,307	39,732	729,039	319,081	37,651	356,732
Income tax expense (benefit)	(5,499)	10,554	5,055	(49,594)	10,541	(39,053)
NET INCOME (LOSS)	694,806	29,178	723,984	368,675	27,110	395,785
COMPREHENSIVE INCOME (LOSS)	755,691	29,178	784,869	544,886	27,110	571,996

Consolidated Statements of Equity

	Retained Earnings			Total Equity
	As Previously Reported	Revision	As Revised	As Previously Reported	Revision	As Revised
	(in thousands)
Balance, December 31, 2013	$3,542,838	$(17,362)	$3,525,476	$4,406,221	$(17,362)	$4,388,859
Comprehensive income (loss):
Net income (loss)	785,803	(6,135)	779,668	785,803	(6,135)	779,668
Total comprehensive income (loss)				907,848	(6,135)	901,713
Balance, December 31, 2014	3,580,641	(23,497)	3,557,144	4,553,985	(23,497)	4,530,488
Comprehensive income (loss):
Net income (loss)	512,898	(4,895)	508,003	512,898	(4,895)	508,003
Total comprehensive income (loss)				399,012	(4,895)	394,117
Balance, December 31, 2015	3,663,539	(28,392)	3,635,147	4,510,817	(28,392)	4,482,425

	(UNAUDITED)
	Retained Earnings			Total Equity
	As Previously Reported	Revision	As Revised	As Previously Reported	Revision	As Revised
	(in thousands)
Balance, December 31, 2015	$3,663,539	$(28,392)	$3,635,147	$4,510,817	$(28,392)	$4,482,425
Comprehensive income (loss):
Net income (loss)	(326,131)	(2,068)	(328,199)	(326,131)	(2,068)	(328,199)
Total comprehensive income (loss)				(210,804)	(2,068)	(212,872)
Balance, March 31, 2016	3,337,408	(30,460)	3,306,948	4,304,953	(30,460)	4,274,493

	(UNAUDITED)
	Retained Earnings			Total Equity
	As Previously Reported	Revision	As Revised	As Previously Reported	Revision	As Revised
	(in thousands)
Balance, December 31, 2015	$3,663,539	$(28,392)	$3,635,147	$4,510,817	$(28,392)	$4,482,425
Comprehensive income (loss):
Net income (loss)	368,675	27,110	395,785	368,675	27,110	395,785
Total comprehensive income (loss)				544,886	27,110	571,996
Balance, June 30, 2016	1,438,695	(1,282)	1,437,413	2,668,274	(1,282)	2,666,992

Consolidated Statements of Cash Flows

	Year Ended December 31, 2015			Year Ended December 31, 2014
	As Previously Reported	Revision	As Revised	As Previously Reported	Revision	As Revised
	(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$512,898	$(4,895)	$508,003	$785,803	$(6,135)	$779,668
Policy charges and fee income	(11,811)	3,041	(8,770)	(76,188)	3,813	(72,375)
Future policy benefits	1,503,445	30,783	1,534,228	1,402,458	38,084	1,440,542
Reinsurance recoverables	(1,536,347)	(22,818)	(1,559,165)	(1,302,695)	(28,101)	(1,330,796)
Deferred policy acquisition costs	46,643	(3,475)	43,168	(190,550)	(4,357)	(194,907)
Income taxes	(34,243)	(2,636)	(36,879)	69,204	(3,304)	65,900
Cash flows from (used in) operating activities	1,142,929	0	1,142,929	1,077,692	0	1,077,692

	(UNAUDITED)
	Three Months Ended March 31, 2016
	As Previously Reported	Revision	As Revised
	(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$(326,131)	$(2,068)	$(328,199)
Policy charges and fee income	(5,850)	845	(5,005)
Future policy benefits	416,396	8,508	424,904
Reinsurance recoverables	(353,572)	(6,306)	(359,878)
Deferred policy acquisition costs	489,279	(966)	488,313
Income taxes	(125,565)	(13)	(125,578)
Cash flows from (used in) operating activities	333,424	0	333,424

	(UNAUDITED)
	Six Months Ended June 30, 2016
	As Previously Reported	Revision	As Revised
	(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$368,675	$27,110	$395,785
Policy charges and fee income	78,763	(16,238)	62,525
Future policy benefits	659,730	(154,908)	504,822
Reinsurance recoverables	(326,993)	1,434	(325,559)
Deferred policy acquisition costs	408,155	18,558	426,713
Income taxes	(78,531)	10,541	(67,990)
Other, net	(181,862)	(78,333)	(260,195)
Cash flows from (used in) operating activities	5,386	(191,836)	(186,450)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	798,298	40,000	838,298
Cash flows from (used in) investing activities	(537,625)	40,000	(497,625)
CASH FLOWS FROM FINANCING ACTIVITIES:
Ceded policyholders’ account deposits	(584,464)	(539,144)	(1,123,608)
Ceded policyholders’ account withdrawals	32,053	490,659	522,712
Contributed capital	205,000	200,321	405,321
Cash flows from (used in) financing activities	488,765	151,836	640,601

	(UNAUDITED)
	Nine Months Ended September 30, 2016
	As Previously Reported	Revision	As Revised
	(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Policy charges and fee income	$103,829	$(16,238)	$87,591
Reinsurance recoverables	(1,369,986)	61,840	(1,308,146)
Other, net	19,979	(211,545)	(191,566)
Cash flows from (used in) operating activities	(43,926)	(165,943)	(209,869)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	930,834	40,000	970,834
Cash flows from (used in) investing activities	(795,911)	40,000	(755,911)
CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders' account deposits	3,085,729	40,119	3,125,848
Ceded policyholders’ account deposits	(877,874)	(810,163)	(1,688,037)
Ceded policyholders’ account withdrawals	49,958	695,666	745,624
Contributed capital	205,000	200,321	405,321
Cash flows from (used in) financing activities	548,328	125,943	674,271

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of

Pruco Life Insurance Company:

In our opinion, the accompanying consolidated statements of financial position and the related consolidated statements of operations and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company (a wholly-owned subsidiary of The Prudential Insurance Company of America) and its subsidiaries at December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 14 of the Consolidated Financial Statements, the Company has entered into extensive transactions with affiliated entities.

/s/ PRICEWATERHOUSECOOPERS LLP
New York, New York
March 23, 2017

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a)	Financial Statements

(1)
Financial Statements of the Sub-accounts of Pruco Life Flexible Premium Variable Annuity Account (Registrant) consisting of the Statement of Net Assets as of December 31, 2016; the Statement of Operations for the period ended December 31, 2016; the Statement of Changes in Net Assets for the periods ended December 31, 2016 and December 31, 2015, and the Notes relating thereto appear at the end of the Statement of Additional Information (Part B of the Registration Statement).

(2)
Consolidated Financial Statements of Pruco Life Insurance Company (Depositor) and its subsidiaries consisting of the Consolidated Statements of Financial Position as of December 31, 2016 and 2015; and the related Consolidated Statements of Operations, Changes in Stockholder’s Equity and Cash Flows for the years ended December 31, 2016, 2015, and 2014; and the Notes to the Consolidated Financial Statements appear at the end of the Statement of Additional Information (Part B of the Registration Statement).

(b)	Exhibits:

(1)	Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. (Note 3)

(2)	Agreements for custody of securities and similar investments—Not Applicable.

(3) (a)	Specimen Selected Broker Agreement used by PIMS. (Note 4)

(b)	Distribution and Underwriting Agreement between Prudential Annuities Distributors, Inc. "PAD" (Underwriter) and Pruco Life Insurance Company (Depositor). (Note 12)

(4) (a)	The Prudential Premier Variable Annuity B Series, L Series and X Series certificate issued under group annuity contract (including schedule pages for each Series). (Note 2)

(b)	The Prudential Premier Variable Annuity B Series, L Series and X Series individual annuity contract (including schedule pages for each Series). (Note 2)

(c)	Guaranteed Minimum Income Benefit Rider. (Note 2)

(d)	Guaranteed Minimum Income Benefit Schedule Supplement. (Note 2)

(e)	Periodic Value Death Benefit Rider. (Note 2)

(f)	Periodic Value Death Benefit Schedule Supplement. (Note 2)

(g)	Combination Roll-up Value and Periodic Value Death Benefit Rider. (Note 2)

(h)	Combination Roll-up Value Death Benefit Schedule Supplement. (Note 2)

(i)	Guaranteed Minimum Payments Benefit Rider. (Note 2)

(j)	Guaranteed Minimum Payments Benefit Schedule Supplement. (Note 2)

(k)	Enhanced Dollar Cost Averaging Rider. (Note 2)

(l)	Enhanced Dollar Cost Averaging Schedule Supplement. (Note 2)

(m)	Longevity Credit Rider. (Note 2)

(n)	Individual Retirement Annuity Endorsement. (Note 2)

(o)	Roth Individual Retirement Annuity Endorsement. (Note 2)

(p)	403(b) Annuity Endorsement. (Note 2)

(q)	Medically Related Surrender Provision Endorsement. (Note 2)

(r)	Endorsement Rider: Joint and Survivor Guaranteed Minimum Payments Benefit (Spousal Lifetime Five). (Note 8)

(s)	Highest Daily lifetime Five Benefit Rider (Enhanced). (Note 10)

(t)	(Highest Daily Lifetime Five Schedule Supplement). (Note 11)

(u)	Highest Daily Lifetime Seven Benefit Rider. (Note 12)

(v)	Rider for Highest Daily Lifetime Seven with Beneficiary Income Option. (Note 13)

(w)	Rider for Highest Daily Lifetime Seven with Lifetime Income Accelerator. (Note 13)

(x)	Schedule Supplement for Highest Daily Lifetime Seven with Beneficiary Income Option. (Note 13)

(y)	Schedule Supplement for Highest Daily Lifetime Seven with Lifetime Income Accelerator. (Note 13)

(z)	Highest Daily Lifetime 7 Plus Benefit Rider. (Note 14)

(aa)	Schedule Supplement for Highest Daily Lifetime 7 Plus. (Note 14)

(ab)	Highest Daily Lifetime Seven Benefit Schedule Supplement. (Note 14)

(ac)	Highest Daily Lifetime Five Benefit Schedule Supplement. (Note 14)

(ad)	Beneficiary Annuity Endorsement. (Note 14)

(ae)	Beneficiary Individual Retirement Annuity Endorsement. (Note 14)

(af)	Beneficiary Roth Individual Retirement Annuity Endorsement. (Note 14)

(ag)	Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit Rider. (Note 14)

(ah)	Highest Daily Lifetime 7 Plus with Beneficiary Income Option Schedule Supplement. (Note 14)

(ai)	Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Benefit Rider. (Note 14)

(aj)	Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Schedule Supplement. (Note 14)

(ak)	Highest Daily Lifetime 6 Plus schedule (SCH-HD6-8/09). (Note 15)

(al)	Highest Daily Lifetime 6 Plus Rider (RID-HD6-8/09). (Note 15)

(am)	Highest Daily Lifetime 6 Plus W/LIA Benefit Schedule (SCH-HD6-LIA-8/09). (Note 15)

(an)	Highest Daily Lifetime 6 Plus W/LIA Benefit Rider (RID-HD6-LIA-8/09). (Note 15)

(ao)	Highest Daily GRO II Benefit rider (RID-HD GRO-11/09). (Note 16)

(ap)	Highest Daily GRO II Benefit Schedule (SCH-HD GRO-11/09). (Note 16)

(aq)	Highest Daily GRO CAP Benefit Schedule (SCH-HDGROCAP-11/09). (Note 16)

(ar)	Form of Highest Daily GRO II Benefit Schedule Supplement (P-SCH-HDGRO(11/09)((8/10)). (Note 18)

(as)	Form of Highest Daily GRO Benefit Schedule Supplement (P-SCH-HDGROCAP(11-09)(8/10)). (Note 18)

(at)	Amendatory Tax Endorsement. (Note 19)

(5) (a)	Application form for the Contract. (Note 9)

(6) (a)	Articles of Incorporation of Pruco Life Insurance Company, as amended through October 19, 1993. (Note 5)

(b)	By-laws of Pruco Life Insurance Company, as amended through May 6, 1997. (Note 6)

(7)	Contract of reinsurance in connection with variable annuity contracts:

(a)	Coinsurance Agreement for LT5WB. (Note 2)

(b)	Coinsurance Agreement for SLT5. (Note 9)

(c)	Coinsurance Agreement for HDLT5. (Note 11)

(d)	Amendment 1 to Coinsurance Agreement for LT5WB. (Note 17)

(e)	Amendment 1 to Coinsurance Agreement for HDLT5. (Note 17)

(f)	Amendment 2 to Coinsurance Agreement for HDLT5. (Note 17)

(g)	Coinsurance Agreement for HD6+. Filed (Note 17)

(h)	Coinsurance Agreement for HD7+. Filed (Note 17)

(i)	Coinsurance Agreement for HD7. Filed (Note 17)

(j)	Coinsurance Agreement for HD GRO. (Note 17)

(k)	Amendment 1 to Coinsurance Agreement for HD GRO. (Note 17)

(8)	Other material contracts performed in whole or in part after the date the registration statement is filed:

(a)	Copy of Fund Participation Agreement. (Note 7)

(b)	Copy of Rule 22C-2 Agreement. (Note 12)

(c)	Amendment to Fund Participation Agreement. (Note 19)

(9)	Opinion of Counsel. (Note 17)

(10)	Written Consent of Independent Registered Public Accounting Firm. (Note 1)

(11)	All financial statements omitted from Item 23, Financial Statements--Not Applicable.

(12)	Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13)	Powers of Attorney:

(a)	Caroline A. Feeney (Note 1)

(b)	Lori D. Fouché (Note 1)

(c)	Christine Knight (Note 1)

(d)	Kent D. Sluyter (Note 1)

(e)	Candace J. Woods (Note 1)

(f)	John Chieffo (Note 1)

(g)	Kenneth Y. Tanji (Note 1)

(h)	Arthur W. Wallace (Note 1)

(Note 1)	Filed herewith.

(Note 2)	Incorporated by reference to Form N-4, Registration No. 333-130989, filed January 12, 2006 on behalf of the Pruco life Flexible Premium Variable Annuity Account.

(Note 3)	Incorporated by reference to Form N-4, Registration No. 033-61125, filed July 19, 1995 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 4)	Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4, Registration No.333-06701, filed April 15, 1999 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 5)	Incorporated by reference to the initial registration on Form S-6, Registration No. 333-07451, filed July 2, 1996, on behalf of the Pruco Life Variable Appreciable Account.

(Note 6)	Incorporated by reference to Form 10-Q as filed August 15, 1997, on behalf of Pruco Life Insurance Company.

(Note 7)	Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 8)	Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No.: 333-75702, filed December 9, 2005 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 9)	Incorporated by reference to Pre-Effective Amendment No. 1, Form N-4, Registration No. 333-130989, filed April 14, 2006 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 10)	Incorporated by reference to Post-Effective Amendment No. 1, Form N-4, Registration No. 333-130989, filed October 6, 2006 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 11)	Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4, Registration No. 333-75702 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 12)	Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No. 333-130989, filed December 18, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 13)	Incorporated by reference to Post-Effective Amendment No. 14 to Registration No. 333-130989, filed October 31, 2008 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 14)	Incorporated by reference to Post-Effective Amendment No. 17 to Registration No. 333-130989, filed January 28, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 15)	Incorporated by reference to Post-Effective Amendment No. 21, Form N-4, Registration No. 333-130989, filed June 1, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 16)	Incorporated by reference to Post-Effective Amendment No. 23 to Form N-4, Registration No. 333-130989, filed August 27, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 17)	Incorporated by reference to Post-Effective Amendment No. 25 to Form N-4, Registration No. 333-130989, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 18)	Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 333-130989, filed July 1, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 19)	Incorporated by reference to Post-Effective Amendment No. 36 to Registration No. 333-130989 filed April 12, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 20)	Incorporated by reference to Post-Effective Amendment No. 43 to Registration No. 333-130989 filed April 6, 2017 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY, IN REGISTRANT’S VARIABLE ANNUITY BUSINESS:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Kent D. Sluyter One Corporate Drive Shelton, Connecticut 06484-6208	President, Chief Executive Officer, and Director
John Chieffo 213 Washington Street Newark, New Jersey 07102-2917	Vice President, Director, Chief Accounting Officer, and Chief Financial Officer
Christine Knight 213 Washington Street Newark, New Jersey 07102-2917	Vice President and Director
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President, Chief Legal Officer, and Secretary
Theresa M. Dziedzic 751 Broad Street Newark, New Jersey 07102-3714	Senior Vice President, Chief Actuary, and Appointed Actuary
Candace J. Woods 751 Broad Street Newark, New Jersey 07102-3714	Director
Lori D. Fouché 213 Washington Street Newark, New Jersey 07102-2917	Director
James M. O’Connor 751 Broad Street Newark, New Jersey 07102-3714	Senior Vice President and Actuary
Caroline A. Feeney 213 Washington Street Newark, New Jersey 07102-2917	Director
Kenneth Y. Tanji 751 Broad Street Newark, New Jersey 07102-3714	Director and Treasurer
Arthur W. Wallace One Corporate Drive Shelton, Connecticut 06484-6208	Director, Vice President and Actuary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT:
The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable AnnuityContract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey

Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.
The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 17, 2017, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).
ITEM 27. NUMBER OF CONTRACT OWNERS: As of October 31, 2107, there were 15,614 Qualified contract owners and 6,827 Non-Qualified contract owners of the B series, 13,504 Qualified contract owners and 7,509 Non-Qualified contract owners of the L series, and 25,087 Qualified contract owners and 9,669 Non-Qualified contract owners of the X series.
ITEM 28. INDEMNIFICATION:
The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.
Arizona, the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 29. PRINCIPAL UNDERWRITERS:

(a)	Prudential Annuities Distributors, Inc. (PAD)
PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b)	Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER

James F. Mullery One Corporate Drive Shelton, Connecticut 06484-6208	President & CEO and Director
Wayne Chopus One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
John Chieffo 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Director
Dianne D. Bogoian One Corporate Drive Shelton, Connecticut 06484-6208	Director
Elizabeth Guerrera One Corporate Drive Shelton, Connecticut 06484-6208	Chief Operating Officer, Vice President and Director
Timothy S. Cronin One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President
Christopher J. Hagan 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Vice President
Francine B. Boucher 751 Broad Street Newark, New Jersey 07102-3714	Chief Legal Officer, Vice President and Secretary
Elizabeth Marin 751 Broad Street Newark, New Jersey 07102-3714	Treasurer
Steven Weinreb Three Gateway Center Newark, New Jersey 07102-4061	Chief Financial Officer and Controller
Michael B. McCauley One Corporate Drive Shelton, Connecticut 06484-6208	Vice President and Chief Compliance Officer
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President
Douglas S. Morrin One Corporate Drive Shelton, Connecticut 06484-6208	Vice President
Charles H. Smith 751 Broad Street Newark, New Jersey 07102-3714	AML Officer

ITEM 29. PRINCIPAL UNDERWRITERS:
(c)    Commissions received by PAD during 2016 with respect to all individual annuities issued by Pruco Life.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
Prudential Annuities Distributors, Inc.*	$708,725,705.69	$-0-	$-0-	$-0-
* PAD did not retain any of these commissions.
ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES
Summary of any contract not discussed in Part A and Part B of the registration statement under which management-related services are provided to the Registrant—Not applicable.
ITEM 32. UNDERTAKINGS

(a)
Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c)	Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)
Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e)
Pruco Life hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 13th day of December 2017.

PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
REGISTRANT

BY: PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

By:	/s/ Kent D. Sluyter*
Kent D. Sluyter President and Chief Executive Officer

PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

By:	/s/ Kent D. Sluyter*
Kent D. Sluyter President and Chief Executive Officer

SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
/s/ Kent D. Sluyter*	Director, President and Chief Executive Officer	December 13, 2017
Kent D. Sluyter
John Chieffo*	Chief Financial Officer, Chief Accounting Officer, Vice President and Director (Principal Accounting Officer)	December 13, 2017
John Chieffo
Christine Knight*	Director	December 13, 2017
Christine Knight
Kenneth Y. Tanji*	Director	December 13, 2017
Kenneth Y. Tanji
Candace J. Woods*	Director	December 13, 2017
Candace J. Woods
Lori D. Fouché*	Director	December 13, 2017
Lori D. Fouché
Caroline A. Feeney*	Director	December 13, 2017
Caroline A. Feeney
Arthur W. Wallace*	Director	December 13, 2017
Arthur W. Wallace

By:	/s/ Douglas E. Scully
Douglas E. Scully

* Executed by Douglas E. Scully on behalf of those indicated pursuant to Power of Attorney.

EXHIBITS

(10)	Written Consent of Independent Registered Public Accounting Firm.

(13)(a)	Power of Attorney for Caroline A. Feeney

(13)(b)	Power of Attorney for Lori D. Fouché

(13)(c)	Power of Attorney for Christine Knight

(13)(d)	Power of Attorney for Kent D. Sluyter

(13)(e)	Power of Attorney for Candace J. Woods

(13)(f)	Power of Attorney for John Chieffo

(13)(g)	Power of Attorney for Kenneth Y. Tanji

(13)(h)	Power of Attorney for Arthur W. Wallace